UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07725

SEASONS SERIES TRUST
(Exact name of registrant as specified in charter)

1 SunAmerica Center, Los Angeles, CA			90067-6022
(Address of principal executive offices)			(Zip code)

John T. Genoy Senior Vice President SunAmerica Asset Management Corp. Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(201) 324-6414

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2009

Item 1. Reports to Stockholders

SEASONS SERIES TRUST

SEMIANNUAL REPORT
SEPTEMBER 30, 2009

Table of Contents

Shareholder Letter	1

Expense Example	2

Seasons Strategies

Multi-Managed Growth Portfolio	8

Multi-Managed Moderate Growth Portfolio	33

Multi-Managed Income/Equity Portfolio	58

Multi-Managed Income Portfolio	83

Asset Allocation: Diversified Growth Portfolio	107

Stock Portfolio	153

Seasons Select

Large Cap Growth Portfolio	157

Large Cap Composite Portfolio	165

Large Cap Value Portfolio	175

Mid Cap Growth Portfolio	184

Mid Cap Value Portfolio	197

Small Cap Portfolio	209

International Equity Portfolio	223

Diversified Fixed Income Portfolio	235

Strategic Fixed Income Portfolio	261

Cash Management Portfolio	279

Seasons Focused

Focus Growth Portfolio	283

Focus TechNet Portfolio	286

Focus Growth and Income Portfolio	289

Focus Value Portfolio	292

Seasons Managed Allocation

Allocation Growth Portfolio	295

Allocation Moderate Growth Portfolio	297

Allocation Moderate Portfolio	299

Allocation Balanced Portfolio	301

Statements of Assets and Liabilities	303

Statements of Operations	311

Statements of Changes in Net Assets	315

Notes to Financial Statements	323

Financial Highlights	358

Approval of Advisory Contracts	373

Supplement to Prospectus	382

Dear Investor:

We are pleased to present the semiannual report for the Seasons Series Trust, the underlying investment for the Seasons family of variable annuities issued by SunAmerica Annuity and Life Assurance Company and First SunAmerica Life Insurance Company. This report contains the investment information and the financial statements of the Seasons Series Trust portfolios for the reporting period ended September 30, 2009.

If you have any questions regarding your variable annuity, please contact your investment representative, or you may contact us directly at 1-800-445-SUN2.

Thank you for the confidence you place in us with your retirement assets, and we look forward to reporting to you once again in six months.

Sincerely,

Jay S. Wintrob
President and Chief Executive Officer,
SunAmerica Annuity and Life Assurance Company
First SunAmerica Life Insurance Company

November 2, 2009

Note: All performance figures quoted are for the Seasons Series Trust. They do not reflect fees and charges associated with the variable annuity. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. Past performance is no guarantee of future results.

Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Technology companies may be subject to additional risks. They may be affected by short product cycles, aggressive pricing of products and services, competition from new market entrants and obsolescence of existing technology. As a result, this portfolio's returns may be considerably more volatile than a fund that does not invest in technology companies. International investing may involve special risks, such as foreign taxation, currency risks, risks associated with possible differences in financial standards and other monetary and political risks associated with future political and economic developments. Investments in high-yield bonds have a higher degree of risk than investment in investment grade bonds. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer's ability to make principal and interest payments. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, are not guaranteed by the U.S. government or any other entity. Past performance is no guarantee of future results.

SEASONS SERIES TRUST
EXPENSE EXAMPLE  September 30, 2009

  (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Portfolio in the Seasons Series Trust (the "Trust''), you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at April 1, 2009 and held until September 30, 2009. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies ("Variable Contracts'') offered by life insurance companies affiliated with SunAmerica Asset Management Corp., the Trust's investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the variable contract.

Actual Expenses

The "Actual'' section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended September 30, 2009'' to estimate the expenses you paid on your account during this period. The "Expenses Paid During the Six Months Ended September 30, 2009'' column and the "Expense Ratio as of September 30, 2009'' column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the "Expenses Paid During the Six Months Ended September 30, 2009'' would have been higher and the "Ending Account Value'' would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical'' section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The "Expenses Paid During the Six Months Ended September 30, 2009'' column and the "Expense Ratio as of September 30, 2009'' column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the "Expenses Paid During the Six Months Ended September 30, 2009'' would have been higher and the "Ending Account Value'' would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore the "Hypothetical'' example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

SEASONS SERIES TRUST
EXPENSE EXAMPLE — (continued)  September 30, 2009

  (unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at April 1, 2009	Ending Account Value Using Actual Return at September 30, 2009	Expenses Paid During the Six Months Ended September 30, 2009*	Beginning Account Value at April 1, 2009	Ending Account Value Using a Hypothetical 5% Assumed Return at September 30, 2009	Expenses Paid During the Six Months Ended September 30, 2009*	Expense Ratio as of September 30, 2009*
Multi-Managed Growth@
Class 1	$1,000.00	$1,334.97	$7.08	$1,000.00	$1,019.00	$6.12	1.21%
Class 2	$1,000.00	$1,334.65	$7.96	$1,000.00	$1,018.25	$6.88	1.36%
Class 3	$1,000.00	$1,333.99	$8.54	$1,000.00	$1,017.75	$7.38	1.46%
Multi-Managed Moderate Growth@
Class 1	$1,000.00	$1,292.93	$5.98	$1,000.00	$1,019.85	$5.27	1.04%
Class 2	$1,000.00	$1,292.81	$6.84	$1,000.00	$1,019.10	$6.02	1.19%
Class 3	$1,000.00	$1,292.09	$7.41	$1,000.00	$1,018.60	$6.53	1.29%
Multi-Managed Income/ Equity@
Class 1	$1,000.00	$1,217.17	$5.67	$1,000.00	$1,019.95	$5.16	1.02%
Class 2	$1,000.00	$1,216.60	$6.50	$1,000.00	$1,019.20	$5.92	1.17%
Class 3	$1,000.00	$1,216.02	$7.06	$1,000.00	$1,018.70	$6.43	1.27%
Multi-Managed Income@
Class 1	$1,000.00	$1,181.55	$5.63	$1,000.00	$1,019.90	$5.22	1.03%
Class 2	$1,000.00	$1,180.93	$6.45	$1,000.00	$1,019.15	$5.97	1.18%
Class 3	$1,000.00	$1,180.14	$7.00	$1,000.00	$1,018.65	$6.48	1.28%
Asset Allocation: Diversified Growth#@
Class 1	$1,000.00	$1,340.19	$6.39	$1,000.00	$1,019.60	$5.52	1.09%
Class 2	$1,000.00	$1,339.14	$7.27	$1,000.00	$1,018.85	$6.28	1.24%
Class 3	$1,000.00	$1,337.56	$7.85	$1,000.00	$1,018.35	$6.78	1.34%
Stock@
Class 1	$1,000.00	$1,304.11	$5.49	$1,000.00	$1,020.31	$4.81	0.95%
Class 2	$1,000.00	$1,303.13	$6.35	$1,000.00	$1,019.55	$5.57	1.10%
Class 3	$1,000.00	$1,301.91	$6.92	$1,000.00	$1,019.05	$6.07	1.20%
Large Cap Growth@
Class 1	$1,000.00	$1,346.53	$5.41	$1,000.00	$1,020.46	$4.66	0.92%
Class 2	$1,000.00	$1,345.58	$6.29	$1,000.00	$1,019.70	$5.42	1.07%
Class 3	$1,000.00	$1,345.64	$6.88	$1,000.00	$1,019.20	$5.92	1.17%
Large Cap Composite#@
Class 1	$1,000.00	$1,310.95	$6.37	$1,000.00	$1,019.55	$5.57	1.10%
Class 2	$1,000.00	$1,309.73	$7.24	$1,000.00	$1,018.80	$6.33	1.25%
Class 3	$1,000.00	$1,310.28	$7.82	$1,000.00	$1,018.30	$6.83	1.35%
Large Cap Value@
Class 1	$1,000.00	$1,399.41	$5.41	$1,000.00	$1,020.56	$4.56	0.90%
Class 2	$1,000.00	$1,397.06	$6.31	$1,000.00	$1,019.80	$5.32	1.05%
Class 3	$1,000.00	$1,397.64	$6.91	$1,000.00	$1,019.30	$5.82	1.15%
Mid Cap Growth@
Class 1	$1,000.00	$1,400.62	$6.68	$1,000.00	$1,019.50	$5.62	1.11%
Class 2	$1,000.00	$1,398.73	$7.58	$1,000.00	$1,018.75	$6.38	1.26%
Class 3	$1,000.00	$1,397.76	$8.17	$1,000.00	$1,018.25	$6.88	1.36%
Mid Cap Value@
Class 1	$1,000.00	$1,408.54	$6.46	$1,000.00	$1,019.70	$5.42	1.07%
Class 2	$1,000.00	$1,408.30	$7.37	$1,000.00	$1,018.95	$6.17	1.22%
Class 3	$1,000.00	$1,407.51	$7.97	$1,000.00	$1,018.45	$6.68	1.32%

SEASONS SERIES TRUST
EXPENSE EXAMPLE — (continued)  September 30, 2009

  (unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at April 1, 2009	Ending Account Value Using Actual Return at September 30, 2009	Expenses Paid During the Six Months Ended September 30, 2009*	Beginning Account Value at April 1, 2009	Ending Account Value Using a Hypothetical 5% Assumed Return at September 30, 2009	Expenses Paid During the Six Months Ended September 30, 2009*	Expense Ratio as of September 30, 2009*
Small Cap@
Class 1	$1,000.00	$1,452.19	$6.33	$1,000.00	$1,019.90	$5.22	1.03%
Class 2	$1,000.00	$1,450.51	$7.25	$1,000.00	$1,019.15	$5.97	1.18%
Class 3	$1,000.00	$1,450.10	$7.86	$1,000.00	$1,018.65	$6.48	1.28%
International Equity@
Class 1	$1,000.00	$1,468.81	$7.30	$1,000.00	$1,019.15	$5.97	1.18%
Class 2	$1,000.00	$1,466.80	$8.22	$1,000.00	$1,018.40	$6.73	1.33%
Class 3	$1,000.00	$1,465.73	$8.84	$1,000.00	$1,017.90	$7.23	1.43%
Diversified Fixed Income
Class 1	$1,000.00	$1,070.89	$4.15	$1,000.00	$1,021.06	$4.05	0.80%
Class 2	$1,000.00	$1,070.08	$4.93	$1,000.00	$1,020.31	$4.81	0.95%
Class 3	$1,000.00	$1,070.28	$5.45	$1,000.00	$1,019.80	$5.32	1.05%
Strategic Fixed Income
Class 3	$1,000.00	$1,190.30	$6.64	$1,000.00	$1,019.00	$6.12	1.21%
Cash Management
Class 1	$1,000.00	$1,000.00	$2.71	$1,000.00	$1,022.36	$2.74	0.54%
Class 2	$1,000.00	$999.09	$3.46	$1,000.00	$1,021.61	$3.50	0.69%
Class 3	$1,000.00	$998.18	$3.96	$1,000.00	$1,021.11	$4.00	0.79%
Focus Growth@
Class 1	$1,000.00	$1,364.47	$7.05	$1,000.00	$1,019.10	$6.02	1.19%
Class 2	$1,000.00	$1,364.31	$7.94	$1,000.00	$1,018.35	$6.78	1.34%
Class 3	$1,000.00	$1,365.17	$8.54	$1,000.00	$1,017.85	$7.28	1.44%
Focus TechNet#@
Class 2	$1,000.00	$1,343.20	$8.81	$1,000.00	$1,017.55	$7.59	1.50%
Class 3	$1,000.00	$1,346.27	$9.41	$1,000.00	$1,017.05	$8.09	1.60%
Focus Growth and Income@
Class 2	$1,000.00	$1,367.58	$8.55	$1,000.00	$1,017.85	$7.28	1.44%
Class 3	$1,000.00	$1,363.84	$9.13	$1,000.00	$1,017.35	$7.79	1.54%
Focus Value@
Class 2	$1,000.00	$1,413.57	$7.87	$1,000.00	$1,018.55	$6.58	1.30%
Class 3	$1,000.00	$1,411.54	$8.46	$1,000.00	$1,018.05	$7.08	1.40%
Allocation Growth
Class 3	$1,000.00	$1,404.68	$1.02	$1,000.00	$1,024.22	$0.86	0.17%
Allocation Moderate Growth
Class 3	$1,000.00	$1,335.23	$0.82	$1,000.00	$1,024.37	$0.71	0.14%
Allocation Moderate
Class 3	$1,000.00	$1,301.65	$0.92	$1,000.00	$1,024.27	$0.81	0.16%
Allocation Balanced
Class 3	$1,000.00	$1,253.49	$0.96	$1,000.00	$1,024.22	$0.86	0.17%

*  Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 183 days divided by 365. These ratios do not reflect expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.

#  During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended September 30, 2009" and "Expense Ratios" would have been higher. If these fees and expenses had not been recouped, the "Actual/Hypothetical Ending Account Value" would have been higher and the "Actual/Hypothetical Expenses Paid During the Six Months Ended September 30, 2009" and the "Expense Ratios" would have been lower.

SEASONS SERIES TRUST
EXPENSE EXAMPLE — (continued)  September 30, 2009

  (unaudited)

@  Through expense offset arrangements resulting from broker commission recapture, a portion of the Portfolio's expenses have been reduced. Had the expense reductions been taken into account, the Expense Example would have been as follows:

	Actual			Hypothetical
Portfolio	Beginning Account Value at April 1, 2009	Ending Account Value Using Actual Return at September 30, 2009	Expenses Paid During the Six Months Ended September 30, 2009*	Beginning Account Value at April 1, 2009	Ending Account Value Using a Hypothetical 5% Assumed Return at September 30, 2009	Expenses Paid During the Six Months Ended September 30, 2009*	Expense Ratio as of September 30, 2009*
Multi-Managed Growth
Class 1	$1,000.00	$1,334.97	$7.08	$1,000.00	$1,019.00	$6.12	1.21%
Class 2	$1,000.00	$1,334.65	$7.96	$1,000.00	$1,018.25	$6.88	1.36%
Class 3	$1,000.00	$1,333.99	$8.54	$1,000.00	$1,017.75	$7.38	1.46%
Multi-Managed Moderate Growth
Class 1	$1,000.00	$1,292.93	$5.98	$1,000.00	$1,019.85	$5.27	1.04%
Class 2	$1,000.00	$1,292.81	$6.84	$1,000.00	$1,019.10	$6.02	1.19%
Class 3	$1,000.00	$1,292.09	$7.41	$1,000.00	$1,018.60	$6.53	1.29%
Multi-Managed Income/ Equity
Class 1	$1,000.00	$1,217.17	$5.67	$1,000.00	$1,019.95	$5.16	1.02%
Class 2	$1,000.00	$1,216.60	$6.50	$1,000.00	$1,019.20	$5.92	1.17%
Class 3	$1,000.00	$1,216.02	$7.06	$1,000.00	$1,018.70	$6.43	1.27%
Multi-Managed Income
Class 1	$1,000.00	$1,181.55	$5.63	$1,000.00	$1,019.90	$5.22	1.03%
Class 2	$1,000.00	$1,180.93	$6.45	$1,000.00	$1,019.15	$5.97	1.18%
Class 3	$1,000.00	$1,180.14	$7.00	$1,000.00	$1,018.65	$6.48	1.28%
Asset Allocation: Diversified Growth#
Class 1	$1,000.00	$1,340.19	$6.34	$1,000.00	$1,019.65	$5.47	1.08%
Class 2	$1,000.00	$1,339.14	$7.21	$1,000.00	$1,018.90	$6.23	1.23%
Class 3	$1,000.00	$1,337.56	$7.79	$1,000.00	$1,018.40	$6.73	1.33%
Stock
Class 1	$1,000.00	$1,304.11	$5.49	$1,000.00	$1,020.31	$4.81	0.95%
Class 2	$1,000.00	$1,303.13	$6.35	$1,000.00	$1,019.55	$5.57	1.10%
Class 3	$1,000.00	$1,301.91	$6.92	$1,000.00	$1,019.05	$6.07	1.20%
Large Cap Growth
Class 1	$1,000.00	$1,346.53	$5.35	$1,000.00	$1,020.51	$4.61	0.91%
Class 2	$1,000.00	$1,345.58	$6.23	$1,000.00	$1,019.75	$5.37	1.06%
Class 3	$1,000.00	$1,345.64	$6.82	$1,000.00	$1,019.25	$5.87	1.16%
Large Cap Composite#
Class 1	$1,000.00	$1,310.95	$6.31	$1,000.00	$1,019.60	$5.52	1.09%
Class 2	$1,000.00	$1,309.73	$7.18	$1,000.00	$1,018.85	$6.28	1.24%
Class 3	$1,000.00	$1,310.28	$7.82	$1,000.00	$1,018.30	$6.83	1.35%
Large Cap Value
Class 1	$1,000.00	$1,399.41	$5.41	$1,000.00	$1,020.56	$4.56	0.90%
Class 2	$1,000.00	$1,397.06	$6.31	$1,000.00	$1,019.80	$5.32	1.05%
Class 3	$1,000.00	$1,397.64	$6.91	$1,000.00	$1,019.30	$5.82	1.15%
Mid Cap Growth
Class 1	$1,000.00	$1,400.62	$6.62	$1,000.00	$1,019.55	$5.57	1.10%
Class 2	$1,000.00	$1,398.73	$7.52	$1,000.00	$1,018.80	$6.33	1.25%
Class 3	$1,000.00	$1,397.76	$8.11	$1,000.00	$1,018.30	$6.83	1.35%
Mid Cap Value
Class 1	$1,000.00	$1,408.54	$6.22	$1,000.00	$1,019.90	$5.22	1.03%
Class 2	$1,000.00	$1,408.30	$7.12	$1,000.00	$1,019.15	$5.97	1.18%
Class 3	$1,000.00	$1,407.51	$7.73	$1,000.00	$1,018.65	$6.48	1.28%

SEASONS SERIES TRUST
EXPENSE EXAMPLE — (continued)  September 30, 2009

  (unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at April 1, 2009	Ending Account Value Using Actual Return at September 30, 2009	Expenses Paid During the Six Months Ended September 30, 2009*	Beginning Account Value at April 1, 2009	Ending Account Value Using a Hypothetical 5% Assumed Return at September 30, 2009	Expenses Paid During the Six Months Ended September 30, 2009*	Expense Ratio as of September 30, 2009*
Small Cap
Class 1	$1,000.00	$1,452.19	$6.33	$1,000.00	$1,019.90	$5.22	1.03%
Class 2	$1,000.00	$1,450.51	$7.25	$1,000.00	$1,019.15	$5.97	1.18%
Class 3	$1,000.00	$1,450.10	$7.86	$1,000.00	$1,018.65	$6.48	1.28%
International Equity
Class 1	$1,000.00	$1,468.81	$7.30	$1,000.00	$1,019.15	$5.97	1.18%
Class 2	$1,000.00	$1,466.80	$8.22	$1,000.00	$1,018.40	$6.73	1.33%
Class 3	$1,000.00	$1,465.73	$8.84	$1,000.00	$1,017.90	$7.23	1.43%
Focus Growth
Class 1	$1,000.00	$1,364.47	$6.99	$1,000.00	$1,019.15	$5.97	1.18%
Class 2	$1,000.00	$1,364.31	$7.82	$1,000.00	$1,018.45	$6.68	1.32%
Class 3	$1,000.00	$1,365.17	$8.48	$1,000.00	$1,017.90	$7.23	1.43%
Focus TechNet#
Class 2	$1,000.00	$1,343.20	$8.75	$1,000.00	$1,017.60	$7.54	1.49%
Class 3	$1,000.00	$1,346.27	$9.35	$1,000.00	$1,017.10	$8.04	1.59%
Focus Growth and Income
Class 2	$1,000.00	$1,367.58	$8.49	$1,000.00	$1,017.90	$7.23	1.43%
Class 3	$1,000.00	$1,363.84	$9.07	$1,000.00	$1,017.40	$7.74	1.53%
Focus Value
Class 2	$1,000.00	$1,413.57	$7.74	$1,000.00	$1,018.65	$6.48	1.28%
Class 3	$1,000.00	$1,411.54	$8.34	$1,000.00	$1,018.15	$6.98	1.38%

(This page has been left blank intentionally)

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO PROFILE — September 30, 2009 (unaudited)

Industry Allocation*
Computers	10.0%
Repurchase Agreements	8.5
Medical-Biomedical/Gene	5.1
Diversified Financial Services	5.0
Diversified Banking Institutions	4.9
Federal National Mtg. Assoc.	3.7
Federal Home Loan Mtg. Corp.	2.5
Enterprise Software/Service	2.4
Oil Companies-Integrated	2.1
Brewery	2.1
Retail-Drug Store	1.8
Metal Processors & Fabrication	1.8
Engineering/R&D Services	1.7
Agricultural Chemicals	1.6
Web Portals/ISP	1.6
Multimedia	1.4
Medical-Drugs	1.3
Oil Companies-Exploration & Production	1.2
Telecom Services	1.2
Consulting Services	1.2
Insurance-Multi-line	1.2
Banks-Super Regional	1.2
Retail-Discount	1.0
Finance-Other Services	1.0
Optical Supplies	1.0
United States Treasury Notes	1.0
Wireless Equipment	0.9
Diversified Minerals	0.8
Government National Mtg. Assoc.	0.8
Transport-Services	0.8
Electric-Integrated	0.8
Telephone-Integrated	0.7
Pharmacy Services	0.7
Commodity Funds	0.7
Telecom Equipment-Fiber Optics	0.6
Agricultural Operations	0.6
Retail-Regional Department Stores	0.6
Finance-Investment Banker/Broker	0.6
Vitamins & Nutrition Products	0.6
Cellular Telecom	0.6
Internet Infrastructure Software	0.6
Chemicals-Diversified	0.5
Oil-Field Services	0.5
Energy-Alternate Sources	0.5
Banks-Commercial	0.5
Retail-Apparel/Shoe	0.5
Cable/Satellite TV	0.5
Commercial Services-Finance	0.5
Networking Products	0.5
Real Estate Investment Trusts	0.5
Retail-Restaurants	0.5
Medical-HMO	0.5
Food-Dairy Products	0.5
Soap & Cleaning Preparation	0.4
Applications Software	0.4
Electronic Components-Semiconductors	0.4
Banks-Fiduciary	0.4
Sovereign	0.4
Medical-Nursing Homes	0.4
Transport-Rail	0.4

Retail-Computer Equipment	0.4%
Cosmetics & Toiletries	0.4
Retail-Auto Parts	0.4
Investment Management/Advisor Services	0.4
Theaters	0.4
Auto-Heavy Duty Trucks	0.3
Food-Misc.	0.3
Data Processing/Management	0.3
Insurance-Life/Health	0.3
Hotels/Motels	0.3
United States Treasury Bonds	0.3
Medical Labs & Testing Services	0.3
Broadcast Services/Program	0.3
Computers-Periphery Equipment	0.3
Retail-Convenience Store	0.3
Retail-Pawn Shops	0.3
Hazardous Waste Disposal	0.3
Transactional Software	0.3
Diversified Manufacturing Operations	0.3
Insurance-Property/Casualty	0.3
Aerospace/Defense-Equipment	0.3
Satellite Telecom	0.3
Poultry	0.3
E-Services/Consulting	0.3
Entertainment Software	0.2
Food-Wholesale/Distribution	0.2
Casino Hotels	0.2
Medical Products	0.2
Tobacco	0.2
Beverages-Non-alcoholic	0.2
Internet Security	0.2
Medical Information Systems	0.2
Diagnostic Equipment	0.2
Municipal Bonds	0.2
Rental Auto/Equipment	0.2
Special Purpose Entities	0.2
Electronic Forms	0.2
Cruise Lines	0.2
Disposable Medical Products	0.2
Pipelines	0.2
Retail-Sporting Goods	0.2
Retail-Consumer Electronics	0.2
Gold Mining	0.1
Banks-Money Center	0.1
Airlines	0.1
Steel-Producers	0.1
Retail-Building Products	0.1
Computers-Memory Devices	0.1
Insurance-Mutual	0.1
Casino Services	0.1
Retail-Major Department Stores	0.1
Office Automation & Equipment	0.1
Paper & Related Products	0.1
Electric-Transmission	0.1
Software Tools	0.1
Finance-Credit Card	0.1
Real Estate Operations & Development	0.1
Medical-Outpatient/Home Medical	0.1
Gas-Distribution	0.1
Property Trust	0.1

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO PROFILE — September 30, 2009 (unaudited) (continued)

Apparel Manufacturers	0.1%
Retail-Bedding	0.1
Television	0.1
Auto-Cars/Light Trucks	0.1
Metal-Copper	0.1
100.3%

*  Calculated as a percentage of net assets

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK — 67.1%
Aerospace/Defense — 0.0%
Boeing Co.	188	$10,180
Aerospace/Defense-Equipment — 0.3%
Orbital Sciences Corp.†	11,062	165,598
United Technologies Corp.	1,564	95,295
		260,893
Agricultural Chemicals — 1.6%
Monsanto Co.	17,187	1,330,274
Potash Corp. of Saskatchewan, Inc.	1,584	143,098
Syngenta AG	122	28,031
		1,501,403
Agricultural Operations — 0.5%
Bunge, Ltd.	8,250	516,532
Apparel Manufacturers — 0.1%
Coach, Inc.	2,069	68,111
Applications Software — 0.4%
Microsoft Corp.	9,450	244,661
Nuance Communications, Inc.†	12,217	182,766
		427,427
Auto-Heavy Duty Trucks — 0.3%
Force Protection, Inc.†	58,585	319,874
Banks-Commercial — 0.2%
Regions Financial Corp.	4,477	27,802
Standard Chartered PLC	8,141	200,623
		228,425
Banks-Fiduciary — 0.4%
State Street Corp.	4,146	218,080
The Bank of New York Mellon Corp.	4,272	123,845
		341,925
Banks-Super Regional — 0.7%
Capital One Financial Corp.	2,985	106,654
Fifth Third Bancorp	9,817	99,446
PNC Financial Services Group, Inc.	3,048	148,102
SunTrust Banks, Inc.	1,788	40,319
US Bancorp	4,324	94,523
Wells Fargo & Co.	6,877	193,794
		682,838
Beverages-Non-alcoholic — 0.2%
PepsiCo, Inc.	1,376	80,716
The Coca-Cola Co.	1,960	105,252
		185,968
Brewery — 1.8%
Anheuser-Busch InBev NV	37,795	1,725,863
Broadcast Services/Program — 0.2%
DG FastChannel, Inc.†	11,400	238,716
Casino Hotels — 0.2%
Wynn Resorts, Ltd.†	2,563	181,691
Casino Services — 0.1%
International Game Technology	4,750	102,030

Security Description	Shares	Market Value (Note 2)
Cellular Telecom — 0.3%
MetroPCS Communications, Inc.†	15,441	$144,528
Syniverse Holdings, Inc.†	8,500	148,750
		293,278
Chemicals-Diversified — 0.5%
Celanese Corp., Class A	2,295	57,375
E.I. du Pont de Nemours & Co.	1,683	54,092
Israel Chemicals, Ltd.	20,972	239,982
The Dow Chemical Co.	5,739	149,616
		501,065
Commercial Services-Finance — 0.5%
Equifax, Inc.	11,300	329,282
Jackson Hewitt Tax Service, Inc.	19,510	99,501
Mastercard, Inc., Class A	198	40,026
		468,809
Computers — 10.0%
Apple, Inc.†	32,147	5,959,089
Hewlett-Packard Co.	4,225	199,462
International Business Machines Corp.	381	45,572
Research In Motion, Ltd.†	49,855	3,367,705
		9,571,828
Computers-Memory Devices — 0.1%
EMC Corp.†	6,600	112,464
Computers-Periphery Equipment — 0.3%
Synaptics, Inc.†	10,800	272,160
Consulting Services — 1.2%
FTI Consulting, Inc.†	6,700	285,487
Huron Consulting Group, Inc.†	7,100	183,393
Navigant Consulting, Inc.†	19,200	259,200
Watson Wyatt Worldwide, Inc., Class A	9,300	405,108
		1,133,188
Cosmetics & Toiletries — 0.4%
Chattem, Inc.†	1,600	106,256
Colgate-Palmolive Co.	1,277	97,409
The Procter & Gamble Co.	2,652	153,604
		357,269
Cruise Lines — 0.2%
Carnival Corp.	4,137	137,680
Royal Caribbean Cruises, Ltd.†	1,178	28,366
		166,046
Data Processing/Management — 0.3%
Dun & Bradstreet Corp.	4,200	316,344
Diagnostic Equipment — 0.2%
Immucor, Inc.†	10,700	189,390
Disposable Medical Products — 0.2%
C.R. Bard, Inc.	2,100	165,081
Diversified Banking Institutions — 3.9%
Bank of America Corp.	16,880	285,610
JPMorgan Chase & Co.	39,329	1,723,397
Morgan Stanley	6,313	194,945
The Goldman Sachs Group, Inc.	8,295	1,529,183
		3,733,135

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Diversified Manufacturing Operations — 0.3%
Eaton Corp.	1,089	$61,626
Honeywell International, Inc.	2,465	91,575
Parker Hannifin Corp.	1,980	102,643
		255,844
Diversified Minerals — 0.8%
Vale SA ADR	34,750	803,767
E-Services/Consulting — 0.3%
Websense, Inc.†	14,900	250,320
Electric Products-Misc. — 0.0%
Emerson Electric Co.	792	31,743
Electric-Integrated — 0.1%
Dominion Resources, Inc.	1,376	47,472
FPL Group, Inc.	683	37,722
Progress Energy, Inc.	881	34,412
		119,606
Electronic Components-Semiconductors — 0.4%
Broadcom Corp., Class A†	1,580	48,490
Intel Corp.	8,945	175,054
IXYS Corp.†	2,124	18,075
Micron Technology, Inc.†	9,542	78,244
Texas Instruments, Inc.	2,366	56,051
		375,914
Electronic Forms — 0.2%
Adobe Systems, Inc.†	5,144	169,958
Energy-Alternate Sources — 0.5%
First Solar, Inc.†	3,235	494,502
Engineering/R&D Services — 1.7%
ABB, Ltd.†	82,852	1,662,956
Enterprise Software/Service — 2.4%
Novell, Inc.†	50,200	226,402
Oracle Corp.	99,019	2,063,556
		2,289,958
Entertainment Software — 0.2%
Activision Blizzard, Inc.†	13,161	163,065
Electronic Arts, Inc.†	4,028	76,733
		239,798
Finance-Investment Banker/Broker — 0.1%
The Charles Schwab Corp.	3,058	58,561
Finance-Other Services — 1.0%
CME Group, Inc.	2,720	838,277
The NASDAQ OMX Group, Inc.†	5,900	124,195
		962,472
Food-Dairy Products — 0.5%
Dean Foods Co.†	24,400	434,076
Food-Misc. — 0.3%
Kellogg Co.	792	38,990
Kraft Foods, Inc., Class A	2,168	56,953
Smart Balance, Inc.†	27,400	168,236
		264,179
Food-Wholesale/Distribution — 0.2%
Spartan Stores, Inc.	16,700	235,971

Security Description	Shares	Market Value (Note 2)
Gold Mining — 0.1%
Barrick Gold Corp.	3,749	$142,087
Hazardous Waste Disposal — 0.3%
Stericycle, Inc.†	5,554	269,091
Hotels/Motels — 0.3%
Marriott International, Inc., Class A	7,439	205,242
Starwood Hotels & Resorts Worldwide, Inc.	2,860	94,466
		299,708
Human Resources — 0.0%
Monster Worldwide, Inc.†	1,500	26,220
Independent Power Producers — 0.0%
Mirant Corp.†	24	394
Insurance-Life/Health — 0.1%
Prudential Financial, Inc.	1,376	68,676
Insurance-Multi-line — 0.7%
ACE, Ltd.†	10,100	539,946
MetLife, Inc.	3,840	146,189
		686,135
Internet Infrastructure Software — 0.6%
TeleCommunication Systems, Inc., Class A†	67,727	566,198
Internet Security — 0.2%
VeriSign, Inc.†	8,100	191,889
Investment Management/Advisor Services — 0.3%
BlackRock, Inc.	297	64,396
Franklin Resources, Inc.	693	69,716
T. Rowe Price Group, Inc.	3,246	148,342
		282,454
Medical Information Systems — 0.2%
IMS Health, Inc.	12,400	190,340
Medical Instruments — 0.0%
St. Jude Medical, Inc.†	980	38,230
Medical Labs & Testing Services — 0.2%
Laboratory Corp. of America Holdings†	1,600	105,120
Quest Diagnostics, Inc.	782	40,813
		145,933
Medical Products — 0.2%
Baxter International, Inc.	683	38,938
Johnson & Johnson	2,761	168,117
		207,055
Medical-Biomedical/Gene — 5.1%
Amgen, Inc.†	3,058	184,183
Celgene Corp.†	37,101	2,073,946
Genzyme Corp.†	1,376	78,061
Gilead Sciences, Inc.†	52,080	2,425,886
Myriad Genetics, Inc.†	990	27,126
Vertex Pharmaceuticals, Inc.†	1,772	67,159
		4,856,361
Medical-Drugs — 1.3%
Abbott Laboratories	2,652	131,194
Endo Pharmaceuticals Holdings, Inc.†	6,439	145,715

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Medical-Drugs (continued)
Merck & Co., Inc.	4,838	$153,026
Pfizer, Inc.	7,501	124,141
Roche Holding AG	4,276	691,142
		1,245,218
Medical-HMO — 0.5%
Magellan Health Services, Inc.†	10,100	313,706
UnitedHealth Group, Inc.	5,450	136,468
		450,174
Medical-Nursing Homes — 0.4%
Sun Healthcare Group, Inc.†	43,200	373,248
Medical-Outpatient/Home Medical — 0.1%
Amsurg Corp.†	3,500	74,305
Metal Processors & Fabrication — 1.8%
Precision Castparts Corp.	16,588	1,689,820
Metal-Copper — 0.0%
Freeport-McMoRan Copper & Gold, Inc.†	695	47,684
Multimedia — 1.0%
News Corp., Class A	70,510	845,415
The Walt Disney Co.	2,267	62,252
Time Warner, Inc.	2,761	79,461
		987,128
Networking Products — 0.5%
BigBand Networks, Inc.†	71,400	286,314
Cisco Systems, Inc.†	7,668	180,505
		466,819
Oil Companies-Exploration & Production — 1.0%
Apache Corp.	1,073	98,534
Continental Resources, Inc.†	1,089	42,656
Devon Energy Corp.	980	65,983
EOG Resources, Inc.	794	66,307
Occidental Petroleum Corp.	1,178	92,355
Plains Exploration & Production Co.†	15,300	423,198
Range Resources Corp.	594	29,320
Southwestern Energy Co.†	1,188	50,704
XTO Energy, Inc.	1,549	64,005
		933,062
Oil Companies-Integrated — 1.6%
Chevron Corp.	1,772	124,802
ConocoPhillips	1,475	66,611
Exxon Mobil Corp.	3,530	242,193
Hess Corp.	2,850	152,361
Marathon Oil Corp.	495	15,791
Petroleo Brasileiro SA ADR	18,040	828,036
Suncor Energy, Inc.	2,748	94,971
		1,524,765
Oil-Field Services — 0.5%
Schlumberger, Ltd.	3,642	217,063
Smith International, Inc.	1,970	56,539
Weatherford International, Ltd.†	5,026	104,189
Willbros Group, Inc.†	8,600	130,978
		508,769

Security Description	Shares	Market Value (Note 2)
Optical Supplies — 1.0%
Alcon, Inc.	6,990	$969,303
Pharmacy Services — 0.7%
Express Scripts, Inc.†	1,970	152,833
Medco Health Solutions, Inc.†	297	16,427
Omnicare, Inc.	21,700	488,684
		657,944
Poultry — 0.3%
Sanderson Farms, Inc.	6,700	252,188
Real Estate Investment Trusts — 0.0%
Host Hotels & Resorts, Inc.	2,000	23,540
Rental Auto/Equipment — 0.1%
Aaron's Inc.	5,200	137,280
Retail-Apparel/Shoe — 0.5%
Hot Topic, Inc.†	44,800	335,552
The Children's Place Retail Stores, Inc.†	4,800	143,808
		479,360
Retail-Auto Parts — 0.4%
Advance Auto Parts, Inc.	9,000	353,520
Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc.†	1,768	66,371
Retail-Building Products — 0.1%
Home Depot, Inc.	4,532	120,732
Retail-Computer Equipment — 0.4%
GameStop Corp., Class A†	13,800	365,286
Retail-Consumer Electronics — 0.2%
Best Buy Co., Inc.	4,038	151,506
Retail-Convenience Store — 0.3%
The Pantry, Inc.†	17,300	271,264
Retail-Discount — 1.0%
BJ's Wholesale Club, Inc.†	9,900	358,578
Family Dollar Stores, Inc.	13,800	364,320
Target Corp.	4,730	220,797
Wal-Mart Stores, Inc.	957	46,979
		990,674
Retail-Drug Store — 1.7%
CVS Caremark Corp.	46,063	1,646,292
Retail-Major Department Stores — 0.1%
J.C. Penney Co., Inc.	2,949	99,529
Retail-Pawn Shops — 0.3%
EZCORP, Inc., Class A†	19,800	270,468
Retail-Regional Department Stores — 0.6%
Kohl's Corp.†	9,948	567,533
Macy's, Inc.	1,376	25,167
		592,700
Retail-Restaurants — 0.5%
Burger King Holdings, Inc.	22,300	392,257
Darden Restaurants, Inc.	1,178	40,205
Wendy's/Arby's Group, Inc., Class A	4,453	21,063
		453,525
Retail-Sporting Goods — 0.2%
Dick's Sporting Goods, Inc.†	6,798	152,275

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Satellite Telecom — 0.3%
GeoEye, Inc.†	9,100	$243,880
Semiconductor Components-Integrated Circuits — 0.0%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	3,462	37,943
Soap & Cleaning Preparation — 0.4%
Reckitt Benckiser Group PLC	8,790	429,580
Software Tools — 0.1%
VMware, Inc. Class A†	1,980	79,537
Steel-Producers — 0.1%
United States Steel Corp.	1,291	57,282
Telecom Equipment-Fiber Optics — 0.6%
Corning, Inc.	28,130	430,670
Harmonic, Inc.†	27,900	186,372
		617,042
Telecom Services — 1.1%
MasTec, Inc.†	32,400	393,660
Neutral Tandem, Inc.†	8,800	200,288
TW Telecom, Inc.†	34,915	469,607
		1,063,555
Telephone-Integrated — 0.2%
AT&T, Inc.	4,781	129,135
Verizon Communications, Inc.	1,970	59,632
		188,767
Theaters — 0.3%
Regal Entertainment Group, Class A	27,400	337,568
Tobacco — 0.0%
Altria Group, Inc.	1,762	31,381
Transactional Software — 0.3%
ACI Worldwide, Inc†	13,000	196,690
Synchronoss Technologies, Inc.†	5,500	68,585
		265,275
Transport-Rail — 0.3%
Burlington Northern Santa Fe Corp.	2,168	173,071
Union Pacific Corp.	2,771	161,688
		334,759
Transport-Services — 0.8%
United Parcel Service, Inc., Class B	9,115	514,724
UTi Worldwide, Inc.	15,300	221,544
		736,268
Vitamins & Nutrition Products — 0.6%
Mead Johnson Nutrition Co., Class A	12,685	572,220
Web Portals/ISP — 1.5%
Google, Inc., Class A†	3,000	1,487,550
Wireless Equipment — 0.9%
Crown Castle International Corp.†	20,045	628,611
Nokia OYJ ADR	3,147	46,009
QUALCOMM, Inc.	4,235	190,491
		865,111
Total Common Stock (cost $54,559,875)		64,394,796

Security Description	Shares/ Principal Amount(19)	Market Value (Note 2)
PREFERRED STOCK — 0.5%
Banks-Money Center — 0.0%
Santander Finance Preferred SA 4.00%(1)	827	$13,612
Banks-Super Regional — 0.0%
Wachovia Capital Trust IX 6.38%	650	14,053
Diversified Financial Services — 0.0%
General Electric Capital Corp. 8.00%(2)	536	12,441
Finance-Mortgage Loan/Banker — 0.0%
Federal Home Loan Mtg. Corp.†	300	543
Oil Companies-Integrated — 0.4%
Petroleo Brasileiro SA ADR	10,427	409,885
Special Purpose Entity — 0.1%
Structured Repackaged Asset-Backed Trust Securities 3.00%(1)	1,600	28,080
Total Preferred Stock (cost $489,634)		478,614
ASSET BACKED SECURITIES — 4.8%
Diversified Financial Services — 4.8%
American Tower Trust, Series 2007-1A, Class AFX 5.42% due 04/15/37*(3)	$100,000	96,684
AmeriCredit Automobile Receivables Trust, Series 2005-AX, Class A4 3.93% due 10/06/11	7,042	7,113
AmeriCredit Automobile Receivables Trust, Series 2005-DA, Class A4 5.02% due 11/06/12	22,043	22,374
AmeriCredit Automobile Receivables Trust, Series 2007-AX, Class A3 5.19% due 11/06/11	8,600	8,605
AmeriCredit Automobile Receivables Trust, Series 2006-BG, Class A3 5.21% due 10/06/11	628	629
AmeriCredit Automobile Receivables Trust, Series 2006-RM, Class A2 5.42% due 08/08/11	36,184	36,801
AmeriCredit Automobile Receivables Trust, Series 2009-1, Class C 14.55% due 01/15/16	100,000	115,158
Banc of America Commercial Mtg., Inc., Series 2005-2, Class A4 4.78% due 07/10/43(3)	55,000	55,806
Banc of America Commercial Mtg., Inc., Series 2005-6, Class A4 5.18% due 09/10/47(3)(4)	25,000	24,322
Banc of America Commercial Mtg., Inc., Series 2006-6, Class AM 5.39% due 10/10/45(3)	20,000	15,006
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW15, Class A4 5.33% due 02/11/44(3)	75,000	67,513
Capital One Auto Finance Trust, Series 2007-B, Class A3B 0.24% due 04/15/12(1)	4,082	4,066

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Capital One Auto Finance Trust, Series 2006-C, Class A3B 0.25% due 07/15/11(1)	$634	$633
Capital One Auto Finance Trust, Series 2006-A, Class A4 0.25% due 12/15/12(1)	69,848	69,107
Capital One Auto Finance Trust, Series 2006-C, Class A4 0.27% due 05/15/13(1)	40,000	39,239
Capital One Auto Finance Trust, Series 2005-D, Class A4 0.28% due 10/15/12(1)	15,553	15,390
Capital One Auto Finance Trust, Series 2005-C, Class A4A 4.71% due 06/15/12	18,246	18,485
Capital One Auto Finance Trust, Series 2007-B, Class A3A 5.03% due 04/15/12	8,163	8,271
Chase Mtg. Finance Corp., Series 2007-A2, Class 1A1 4.05% due 07/25/37(4)(5)	42,858	36,268
Citigroup Commercial Mtg. Trust, Series 2008-C7, Class AM 6.10% due 12/10/49(3)(4)	31,000	21,488
Citigroup Mtg. Loan Trust, Inc., Series 2006-AR1, Class 3A1 5.50% due 03/25/36(1)(5)	86,297	62,440
Citigroup/Deutsche Bank Commercial Mtg. Trust, Series 2005-CD1, Class A4 5.23% due 07/15/44(3)(4)	70,000	69,028
Commercial Mtg. Asset Trust, Series 1999-C1, Class D 7.35% due 01/17/32(3)	50,000	53,532
Commercial Mtg. Pass Through Certs., Series 2004-LB2A, Class A3 4.22% due 03/10/39(3)	39,353	39,757
Commercial Mtg. Pass Through Certs., Series 2006-C7, Class A4 5.77% due 06/10/46(3)(4)	50,000	47,831
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-29, Class A1 5.75% due 12/25/35(5)	47,186	37,984
Countrywide Home Loans, Series 2006-14, Class A3 6.25% due 09/25/36(5)	35,417	29,617
Credit Suisse Mtg. Capital Certs., Series 2006-C1, Class A4 5.55% due 02/15/39(3)(4)	150,000	141,640
Crown Castle Towers LLC, Series 2006-1A, Class E 6.07% due 11/15/36*(3)	50,000	49,401
CS First Boston Mtg. Securities Corp., Series 2004-C4, Class A6 4.69% due 10/15/39(3)	50,000	48,119
First Horizon Alternative Mtg. Securities, Series 2005-AA3, Class 3A1 5.37% due 05/25/35(4)(5)	96,419	72,743

Security Description	Principal Amount(19)	Market Value (Note 2)
Diversified Financial Services (continued)
GMAC Commercial Mtg. Securities, Inc., Series 2006-C1, Class A4 5.24% due 11/10/45(3)	$105,000	$96,299
GS Mtg. Securities Corp. II, Series 2007-EOP, Class L 1.55% due 03/06/20*(1)(3)(6)	45,000	29,700
GS Mtg. Securities Corp. II, Series 2004-GG2, Class A6 5.40% due 08/10/38(3)	150,000	145,392
GS Mtg. Securities Corp. II, Series 2006-GG6, Class A4 5.55% due 04/10/38(3)	150,000	135,469
GSR Mtg. Loan Trust, Series 2005-AR2, Class 1A2 5.12% due 04/25/35(4)(5)	34,560	23,302
GSR Mtg. Loan Trust, Series 2006-AR1, Class 2A1 5.17% due 01/25/36(4)(5)	58,808	43,126
GSR Mtg. Loan Trust, Series 2007-AR1, Class 2A1 5.96% due 03/25/47(4)(5)	23,080	13,841
Impac CMB Trust, Series 2005-4, Class 1A1A 0.52% due 05/25/35(1)(5)	47,832	25,617
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2004-CBX, Class A3 4.18% due 01/12/37(3)	132,650	132,610
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP9, Class AM 5.37% due 05/15/47(3)	72,000	53,528
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2007-CB18, Class A4 5.44% due 06/12/47(3)	10,000	8,592
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-CB16, Class A4 5.55% due 05/12/45(3)	65,000	60,180
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP7, Class A4 5.87% due 04/15/45(3)(4)	160,000	148,794
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2008-C2, Class A4 6.07% due 02/12/51(3)	150,000	107,641
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2008-C2, Class AM 6.58% due 02/12/51(3)(4)	68,000	34,348
LB Commercial Conduit Mtg. Trust, Series 1998-C1, Class E 7.00% due 02/18/30(3)	29,000	31,937
LB-UBS Commercial Mtg. Trust, Series 2005-C5, Class A2 4.89% due 09/15/30(3)	150,000	150,366
LB-UBS Commercial Mtg. Trust, Series 2006-C7, Class A3 5.35% due 11/15/38(3)	55,000	50,846

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
LB-UBS Commercial Mtg. Trust, Series 2006-C4, Class A4 5.88% due 06/15/38(3)(4)	$100,000	$94,685
LB-UBS Commercial Mtg. Trust, Series 2001-C7, Class A5 6.13% due 12/15/30(3)	90,000	94,730
Merrill Lynch Mtg. Investors Trust, Series 2005-A1, Class 2A1 3.53% due 12/25/34(4)(5)	49,368	47,306
Merrill Lynch Mtg. Trust, Series 2005-CIP1, Class A4 5.05% due 07/12/38(3)	175,000	167,018
Merrill Lynch Mtg. Trust, Series 2006-C1, Class A2 5.61% due 05/12/39(3)(4)	150,000	151,759
Morgan Stanley Capital I, Series 2005-T17, Class A5 4.78% due 12/13/41(3)	155,000	151,353
Morgan Stanley Capital I, Series 2008-T29, Class A4 6.28% due 01/11/43(3)(4)	100,000	97,004
Morgan Stanley Dean Witter Capital I, Series 2001-TOP3, Class A4 6.39% due 07/15/33(3)	41,815	43,586
Morgan Stanley Dean Witter Capital I, Series 2001-TOP5, Class A4 6.39% due 10/15/35(3)	44,826	47,783
Morgan Stanley Mtg. Loan Trust, Series 2007-12, Class 3A22 6.00% due 08/25/37(5)	53,298	36,161
MortgageIT Trust, Series 2005-4, Class A1 0.53% due 10/25/35(1)(5)	121,619	69,654
Residential Asset Securities Corp., Series 2003-KS10, Class AI6 4.54% due 12/25/33	111,913	96,059
Sequoia Mtg. Trust, Series 2007-1, Class 2A1 5.76% due 02/20/47(4)(5)	103,982	80,857
Swift Master Auto Receivables Trust, Series 2007-2, Class A 0.89% due 10/15/12(1)	88,929	87,536
Thornburg Mtg. Securities Trust, Series 2003-5, Class 4A 4.56% due 10/25/43(4)(5)	69,234	65,274
Thornburg Mtg. Securities Trust, Series 2005-1, Class A3 4.76% due 04/25/45(4)(5)	81,773	71,885
UPFC Auto Receivables Trust, Series 2006-A, Class A3 5.49% due 05/15/12	9,444	9,682
USAA Auto Owner Trust, Series 2008-1, Class A4 4.50% due 10/15/13	200,000	209,603
Wachovia Bank Commercial Mtg. Trust, Series 2005-C20, Class A7 5.12% due 07/15/42(3)	65,000	63,308

Security Description	Principal Amount(19)	Market Value (Note 2)
Diversified Financial Services (continued)
Wells Fargo Mtg. Backed Securities Trust, Series 2004-BB, Class A2 4.39% due 01/25/35(4)(5)	$125,320	$116,232
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR2, Class 2A2 4.41% due 03/25/35(4)(5)	104,866	92,737
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR14, Class 2A1 5.62% due 10/25/36(4)(5)	56,584	40,644
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR12, Class 2A1 6.10% due 09/25/36(4)(5)	28,754	22,701
Total Asset Backed Securities (cost $4,787,916)		4,564,195
CONVERTIBLE BONDS & NOTES — 0.0%
Telecom Services — 0.0%
ICO North America, Inc. Notes 7.50% due 08/15/09†(6)(7)(8)(9)(14)(20) (cost $5,000)	5,000	1,750
U.S. CORPORATE BONDS & NOTES — 8.3%
Aerospace/Defense — 0.0%
BAE Systems Holdings, Inc. Company Guar. Notes 6.38% due 06/01/19*	15,000	16,551
Meccanica Holdings USA Company Guar. Notes 7.38% due 07/15/39*	4,000	4,715
		21,266
Agricultural Chemicals — 0.0%
Terra Capital, Inc. Company Guar. Notes 7.00% due 02/01/17	5,000	5,213
Agricultural Operations — 0.1%
Cargill, Inc. Senior Notes 5.60% due 09/15/12*	80,000	85,844
Airlines — 0.1%
American Airlines, Inc. Pass Through Certs. Series 2003-1 3.86% due 07/09/10	29,190	28,168
American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 05/23/11	10,000	9,200
American Airlines, Inc. Pass Through Certs. Series 2001-2, Class A-2 7.86% due 04/01/13	1,000	999
Continental Airlines, Inc. Pass Through Certs. Series 1998-1, Class A 6.65% due 03/15/19	10,440	9,813
Continental Airlines, Inc. Pass Through Certs. Series 2007-1, Class B 6.90% due 04/19/22	20,000	16,500

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Airlines (continued)
Delta Air Lines, Inc. Pass Through Certs. Series 2001-1, Class A2 7.11% due 03/18/13	$5,000	$4,875
Southwest Airlines Co. Pass Through Certs. Series 2007-1, Class A 6.15% due 08/01/22	51,418	51,225
United Airlines, Inc. Pass Through Certs. Series 2001-1, Class B 6.93% due 03/01/13	4,655	4,632
		125,412
Auction House/Art Dealers — 0.0%
KAR Holdings, Inc. Company Guar. Notes 4.48% due 05/01/14(1)	5,000	4,500
Banks-Commercial — 0.2%
BB&T Corp. Sub. Notes 0.71% due 05/23/17(1)	7,000	5,945
BB&T Corp. Senior Notes 3.38% due 09/25/13	5,000	5,020
BB&T Corp. Sub. Notes 5.25% due 11/01/19	10,000	9,951
CoBank ACB Sub. Notes 7.88% due 04/16/18*	2,000	1,947
Credit Suisse New York Sub. Notes 6.00% due 02/15/18	95,000	99,461
KeyBank NA Sub. Notes 5.45% due 03/03/16	12,000	10,621
KeyBank NA Sub. Notes 7.41% due 10/15/27	4,000	4,007
Union Bank of California NA Sub. Notes 5.95% due 05/11/16	20,000	19,887
Wachovia Bank NA Sub. Notes 5.00% due 08/15/15	23,000	22,174
Wachovia Bank NA Sub. Notes 5.60% due 03/15/16	10,000	10,115
Zions Bancorporation Senior Notes 7.75% due 09/23/14	7,000	6,265
		195,393
Banks-Fiduciary — 0.1%
State Street Capital Trust IV Company Guar. Notes 1.30% due 06/01/67(1)	10,000	6,449

Security Description	Principal Amount(19)	Market Value (Note 2)
Banks-Fiduciary (continued)
State Street Corp. FDIC Guar. Notes 2.15% due 04/30/12	$45,000	$45,711
		52,160
Banks-Money Center — 0.0%
Chase Capital III Company Guar. Notes 0.91% due 03/01/27(1)	10,000	6,774
Banks-Super Regional — 0.5%
BAC Capital Trust XIII Bank Guar. Notes 0.70% due 03/15/12(1)(10)	27,000	14,654
Capital One Financial Corp. Senior Notes 6.75% due 09/15/17	65,000	68,983
Capital One Financial Corp. Senior Notes 7.38% due 05/23/14	25,000	27,900
National City Corp. Senior Notes 4.90% due 01/15/15	3,000	3,036
National City Corp. Sub. Notes 6.88% due 05/15/19	10,000	10,857
PNC Funding Corp. Bank Guar. Notes 4.25% due 09/21/15	5,000	5,020
PNC Funding Corp. Company Guar. Notes 6.70% due 06/10/19	50,000	55,335
PNC Preferred Funding Trust II Jr. Sub. 6.11% due 03/15/12*(1)(10)	10,000	5,917
USB Capital IX Company Guar. 6.19% due 04/15/11(1)(10)	17,000	13,048
Wachovia Corp. Senior Notes 0.57% due 06/15/17(1)	4,000	3,443
Wachovia Corp. Sub. Notes 5.63% due 10/15/16	5,000	5,220
Wachovia Corp. Notes 5.75% due 02/01/18	115,000	121,711
Wells Fargo & Co. Senior Notes 5.63% due 12/11/17	75,000	78,779
Wells Fargo Bank NA Sub. Notes 5.75% due 05/16/16	11,000	11,310
		425,213
Beverages-Non-alcoholic — 0.0%
Bottling Group LLC Company Guar. Notes 6.95% due 03/15/14	10,000	11,655

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 7.75% due 01/15/19*	$57,000	$67,446
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 8.20% due 01/15/39*	25,000	32,966
		100,412
Broadcast Services/Program — 0.0%
Nexstar Broadcasting, Inc. Company Guar. Notes 7.00% due 01/15/14	1,000	500
Nexstar Broadcasting, Inc. Company Guar. Notes 7.00% due 01/15/14*(13)	2,977	1,340
Turner Broadcasting Senior Notes 8.38% due 07/01/13	30,000	34,233
		36,073
Building-Residential/Commercial — 0.0%
D.R. Horton, Inc. Senior Notes 5.63% due 09/15/14	15,000	14,475
Cable/Satellite TV — 0.5%
CCH II LLC/CCH II Capital Corp. Senior Notes 10.25% due 09/15/10†(14)(15)	2,000	2,250
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 8.75% due 11/15/13†(14)(15)	2,000	2,030
Charter Communications Operating LLC/ Charter Communications Operating Capital Senior Notes 8.38% due 04/30/14*(14)	17,000	17,340
Comcast Cable Communications Holdings, Inc. Company Guar. Notes 8.38% due 03/15/13	100,000	116,145
Comcast Corp. Company Guar. Notes 5.85% due 11/15/15	7,000	7,668
Comcast Corp. Bonds 6.40% due 05/15/38	35,000	36,906
COX Communications, Inc. Senior Notes 5.45% due 12/15/14	30,000	32,227
COX Communications, Inc. Notes 5.88% due 12/01/16*	10,000	10,511
COX Communications, Inc. Notes 6.25% due 06/01/18*	25,000	26,523

Security Description	Principal Amount(19)	Market Value (Note 2)
Cable/Satellite TV (continued)
COX Communications, Inc. Senior Notes 6.95% due 06/01/38*	$3,000	$3,236
COX Communications, Inc. Notes 7.13% due 10/01/12	5,000	5,578
COX Communications, Inc. Bonds 8.38% due 03/01/39*	35,000	43,175
DirecTV Holdings LLC/DirecTV Financing Co., Inc. Company Guar. Notes 5.88% due 10/01/19*	75,000	74,531
DirecTV Holdings LLC/DirecTV Financing Co., Inc. Company Guar. Notes 7.63% due 05/15/16	5,000	5,350
Time Warner Cable, Inc. Company Guar. Notes 5.85% due 05/01/17	30,000	31,630
Time Warner Cable, Inc. Company Guar. Bonds 7.30% due 07/01/38	50,000	57,710
		472,810
Casino Hotels — 0.1%
Harrah's Operating Co., Inc. Company Guar. Notes 5.50% due 07/01/10	40,000	39,400
MGM Mirage, Inc. Senior Sec. Notes 11.13% due 11/15/17*	5,000	5,512
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	5,000	4,775
		49,687
Cellular Telecom — 0.2%
Cingular Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	70,000	75,966
Cricket Communications, Inc. Company Guar. Notes 10.00% due 07/15/15	4,000	4,110
Nextel Communications, Inc. Company Guar. Notes 5.95% due 03/15/14	13,000	11,505
Verizon Wireless Capital LLC Senior Notes 5.55% due 02/01/14*	55,000	59,438
Verizon Wireless Capital LLC Senior Notes 8.50% due 11/15/18*	40,000	49,945
		200,964
Chemicals-Diversified — 0.0%
E.I. du Pont de Nemours & Co. Senior Notes 4.75% due 03/15/15	5,000	5,359
Olin Corp. Senior Notes 8.88% due 08/15/19	1,000	1,045

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Chemicals-Diversified (continued)
The Dow Chemical Co. Senior Notes 5.90% due 02/15/15	$5,000	$5,132
The Dow Chemical Co. Senior Notes 8.55% due 05/15/19	6,000	6,745
		18,281
Chemicals-Specialty — 0.0%
Cytec Industries, Inc. Notes 4.60% due 07/01/13	23,000	21,778
Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	5,000	4,663
Momentive Performance Materials, Inc. Company Guar. Notes 9.75% due 12/01/14	2,000	1,550
Momentive Performance Materials, Inc. Company Guar. Notes 12.50% due 06/15/14*	2,000	2,085
		30,076
Computer Services — 0.0%
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	5,000	4,663
Electronic Data Systems Corp. Notes 7.45% due 10/15/29	25,000	31,692
		36,355
Consumer Products-Misc. — 0.0%
American Achievement Corp. Company Guar. Notes 8.25% due 04/01/12*	5,000	4,975
Containers-Metal/Glass — 0.0%
Ball Corp. Company Guar. Notes 7.13% due 09/01/16	5,000	5,100
Cosmetics & Toiletries — 0.0%
Procter & Gamble Co. Senior Notes 4.60% due 01/15/14	7,000	7,520
Direct Marketing — 0.0%
Affinity Group, Inc. Company Guar. Notes 9.00% due 02/15/12	5,000	3,450
Diversified Banking Institutions — 0.9%
Bank of America Corp. Senior Notes 4.90% due 05/01/13	7,000	7,176
Bank of America Corp. Sub. Notes 5.25% due 12/01/15	40,000	39,634
Bank of America Corp. Senior Notes 5.38% due 09/11/12	50,000	52,342

Security Description	Principal Amount(19)	Market Value (Note 2)
Diversified Banking Institutions (continued)
Bank of America Corp. Senior Notes 5.65% due 05/01/18	$20,000	$19,748
Bank of America Corp. Sub. Notes 5.75% due 08/15/16	10,000	9,844
Bank of America Corp. Senior Notes 5.75% due 12/01/17	8,000	7,985
Bank of America Corp. Senior Notes 6.00% due 09/01/17	50,000	50,587
Bank of America Corp. Notes 6.50% due 08/01/16	8,000	8,409
Bank of America Corp. Sub. Notes 7.25% due 10/15/25	2,000	2,025
Bank of America Corp. Senior Notes 7.38% due 05/15/14	20,000	22,253
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	16,000	15,225
Citigroup, Inc. Senior Bonds 5.50% due 08/27/12	45,000	46,349
Citigroup, Inc. Senior Notes 5.50% due 04/11/13	3,000	3,070
Citigroup, Inc. Senior Notes 5.85% due 07/02/13	13,000	13,234
Citigroup, Inc. Senior Notes 5.88% due 05/29/37	20,000	16,960
Citigroup, Inc. Global Sub. Notes 6.00% due 10/31/33	6,000	5,021
Citigroup, Inc. Senior Notes 6.13% due 05/15/18	11,000	10,831
Citigroup, Inc. Senior Notes 6.38% due 08/12/14	5,000	5,169
Citigroup, Inc. Senior Notes 6.50% due 08/19/13	20,000	20,995
Citigroup, Inc. Senior Notes 6.88% due 03/05/38	5,000	5,015
Citigroup, Inc. Senior Notes 8.50% due 05/22/19	70,000	79,019
GMAC LLC Senior Notes 6.00% due 12/15/11	5,000	4,688
GMAC LLC Company Guar. Notes 6.88% due 09/15/11*	11,000	10,395

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
GMAC LLC Sub. Notes 8.00% due 12/31/18*	$30,000	$22,650
JP Morgan Chase & Co. Sub. Notes 4.89% due 09/01/15(1)	14,000	13,090
JP Morgan Chase & Co. Sub. Notes 5.13% due 09/15/14	70,000	72,927
JP Morgan Chase & Co. Senior Notes 6.30% due 04/23/19	15,000	16,376
Morgan Stanley Sub. Notes 4.75% due 04/01/14	55,000	54,594
Morgan Stanley Senior Notes 5.63% due 09/23/19	5,000	4,917
Morgan Stanley Senior Notes 6.00% due 04/28/15	25,000	26,474
The Goldman Sachs Group, Inc. Senior Notes 5.13% due 01/15/15	10,000	10,450
The Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/18	10,000	10,375
The Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/27	50,000	48,066
The Goldman Sachs Group, Inc. Senior Notes 6.00% due 05/01/14	10,000	10,875
The Goldman Sachs Group, Inc. Senior Notes 6.25% due 09/01/17	30,000	31,728
The Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/36	15,000	14,905
The Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	44,000	45,409
		838,810
Diversified Financial Services — 0.2%
Capmark Financial Group, Inc. Company Guar. Notes 5.88% due 05/10/12(21)(22)	45,000	10,611
General Electric Capital Corp. Notes 5.63% due 05/01/18	40,000	39,808
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	12,000	11,005
General Electric Capital Corp. Senior Notes 6.00% due 06/15/12	60,000	64,261
General Electric Capital Corp. Senior Notes 6.15% due 08/07/37	14,000	13,286

Security Description	Principal Amount(19)	Market Value (Note 2)
Diversified Financial Services (continued)
General Electric Capital Corp. Senior Notes 6.88% due 01/10/39	$50,000	$52,367
USAA Capital Corp. Notes 3.50% due 07/17/14*	4,000	3,997
		195,335
Diversified Manufacturing Operations — 0.0%
General Electric Co. Senior Notes 5.25% due 12/06/17	6,000	6,157
Textron, Inc. Senior Notes 6.20% due 03/15/15	2,000	2,008
		8,165
Electric-Generation — 0.0%
Edison Mission Energy Senior Notes 7.20% due 05/15/19	10,000	8,100
The AES Corp. Senior Notes 8.00% due 10/15/17	10,000	10,062
The AES Corp. Senior Notes 8.88% due 02/15/11	15,000	15,450
		33,612
Electric-Integrated — 0.4%
Ameren Corp. Senior Notes 8.88% due 05/15/14	7,000	7,868
CenterPoint Energy Houston Electric LLC General Refunding Mtg. 7.00% due 03/01/14	23,000	26,139
Centerpoint Energy, Inc. Senior Notes 6.50% due 05/01/18	25,000	24,984
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/18	50,000	54,016
Commonwealth Edison Co. 1st Mtg. Notes 6.15% due 09/15/17	6,000	6,630
Dominion Resources, Inc. Jr. Sub Notes 6.30% due 09/30/66(1)	20,000	16,000
Energy East Corp. Notes 6.75% due 07/15/36	5,000	5,679
Exelon Generation Co., LLC Senior Notes 5.20% due 10/01/19	20,000	20,219
FirstEnergy Corp. Senior Notes 7.38% due 11/15/31	6,000	6,726
FirstEnergy Solutions Corp. Company Guar. Notes 6.80% due 08/15/39*	5,000	5,300

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	$15,000	$13,050
Mirant Mid-Atlantic LLC Pass Through Certs. Series B 9.13% due 06/30/17	4,473	4,562
Nevada Power Co. General Refunding Mtg. 7.13% due 03/15/19	14,000	15,924
Ohio Power Co. Senior Notes 5.38% due 10/01/21	10,000	10,147
Pennsylvania Electric Co Senior Notes 5.20% due 04/01/20	10,000	9,969
Pennsylvania Electric Co. Senior Notes 6.15% due 10/01/38	10,000	10,001
Pepco Holdings, Inc. Senior Notes 6.13% due 06/01/17	3,000	3,095
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11	10,000	10,804
Puget Sound Energy, Inc. Senior Sec. Notes 5.76% due 10/01/39	5,000	5,099
Texas Competitive Electric Holdings Co. LLC Company Guar. Notes Series A 10.25% due 11/01/15	5,000	3,600
Toledo Edison Co. 1st Mtg. Notes 7.25% due 05/01/20	5,000	5,888
Union Electric Co. Sec. Notes 6.40% due 06/15/17	60,000	66,277
Virginia Electric & Power Co. Senior Notes 8.88% due 11/15/38	60,000	85,350
		417,327
Electric-Transmission — 0.1%
ITC Holdings Corp. Senior Notes 6.05% due 01/31/18*	80,000	81,250
Electronic Components-Semiconductors — 0.0%
Amkor Technology, Inc. Senior Notes 7.75% due 05/15/13	5,000	5,006
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	11,000	10,871
Spansion LLC Senior Sec. Notes 3.79% due 06/01/13*†(1)(14)(15)	5,000	5,063
		20,940

Security Description	Principal Amount(19)	Market Value (Note 2)
Electronics-Military — 0.0%
L-3 Communications Corp. Senior Notes 5.20% due 10/15/19*	$4,000	$4,010
L-3 Communications Corp. Company Guar. Notes 6.38% due 10/15/15	5,000	5,050
		9,060
Finance-Auto Loans — 0.0%
Ford Motor Credit Co. LLC Senior Notes 7.38% due 10/28/09	10,000	10,002
Ford Motor Credit Co. LLC Senior Notes 7.38% due 02/01/11	10,000	9,948
Ford Motor Credit Co. LLC Notes 7.88% due 06/15/10	5,000	5,022
		24,972
Finance-Commercial — 0.0%
CIT Group, Inc. Senior Notes 5.65% due 02/13/17(21)(22)	16,000	10,005
CIT Group, Inc. Notes 5.85% due 09/15/16(21)(22)	13,000	8,193
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	20,000	19,638
		37,836
Finance-Consumer Loans — 0.0%
SLM Corp. Senior Notes 5.13% due 08/27/12	4,000	3,423
Finance-Credit Card — 0.1%
American Express Co. Senior Notes 8.13% due 05/20/19	40,000	47,307
Discover Financial Services Senior Notes 6.45% due 06/12/17	20,000	17,908
FIA Card Services NA Sub. Notes 7.13% due 11/15/12	11,000	11,886
		77,101
Finance-Investment Banker/Broker — 0.5%
Jefferies Group, Inc. Senior Notes 8.50% due 07/15/19	2,000	2,117
JP Morgan Chase Capital XXII Company Guar. Notes 6.45% due 01/15/87	50,000	45,000
Lazard Group LLC Senior Notes 6.85% due 06/15/17	60,000	59,143
Lehman Brothers Holdings Capital Trust VII Company Guar. Notes 5.86% due 05/31/12†(1)(10)(14)(15)	6,000	1

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Investment Banker/Broker (continued)
Lehman Brothers Holdings, Inc. Senior Notes 5.50% due 04/04/16†(14)(15)	$7,000	$1,190
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(14)(15)	7,000	1
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(14)(15)	10,000	1
Merrill Lynch & Co., Inc. Senior Notes 5.45% due 02/05/13	25,000	25,923
Merrill Lynch & Co., Inc. Sub. Notes 5.70% due 05/02/17	8,000	7,833
Merrill Lynch & Co., Inc. Sub. Notes 6.22% due 09/15/26	10,000	9,479
Merrill Lynch & Co., Inc. Senior Notes 6.40% due 08/28/17	5,000	5,064
Morgan Stanley Senior Notes 5.75% due 08/31/12	105,000	112,362
Schwab Capital Trust I Company Guar. Notes 7.50% due 11/15/67(1)	45,000	40,734
The Bear Stearns Cos., Inc. Senior Notes 5.30% due 10/30/15	6,000	6,335
The Bear Stearns Cos., Inc. Senior Notes 5.35% due 02/01/12	40,000	42,491
The Bear Stearns Cos., Inc. Senior Notes 6.40% due 10/02/17	16,000	17,406
The Bear Stearns Cos., Inc. Senior Notes 6.95% due 08/10/12	55,000	61,225
The Bear Stearns Cos., Inc. Senior Notes 7.25% due 02/01/18	25,000	28,551
The Goldman Sachs Group, Inc. Senior Notes 5.45% due 11/01/12	45,000	48,194
		513,050
Finance-Mortgage Loan/Banker — 0.0%
Countrywide Financial Corp. Company Guar. Notes 4.50% due 06/15/10	10,000	10,105
Countrywide Financial Corp. Sub. Notes 6.25% due 05/15/16	5,000	5,008
Countrywide Home Loans, Inc. Company Guar. Notes 4.00% due 03/22/11	5,000	5,082
		20,195

Security Description	Principal Amount(19)	Market Value (Note 2)
Finance-Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp. Senior Sec. Notes 3.88% due 09/16/15	$5,000	$5,054
Food-Misc. — 0.1%
HJ Heinz Finance Co. Company Guar. Notes 7.13% due 08/01/39*	4,000	4,734
Kraft Foods, Inc. Senior Notes 6.25% due 06/01/12	50,000	54,372
		59,106
Gambling (Non-Hotel) — 0.0%
Downstream Development Authority Senior Sec. Notes 12.00% due 10/15/15*	5,000	3,875
Gas-Distribution — 0.1%
Energen Corp. Notes 7.63% due 12/15/10	60,000	62,707
Sempra Energy Senior Notes 6.50% due 06/01/16	10,000	11,055
		73,762
Home Furnishings — 0.0%
Simmons Co. Senior Disc. Notes 10.00% due 12/15/14(2)(22)	1,000	250
Independent Power Producers — 0.0%
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	5,000	4,838
Industrial Gases — 0.0%
Airgas, Inc. Company Guar. Notes 4.50% due 09/15/14	4,000	4,071
Insurance Brokers — 0.0%
Marsh & McLennan Cos., Inc. Senior Notes 5.15% due 09/15/10	10,000	10,205
USI Holdings Corp. Senior Sub. Notes 9.75% due 05/15/15*	5,000	4,431
		14,636
Insurance-Life/Health — 0.3%
Americo Life, Inc. Notes 7.88% due 05/01/13*	12,000	9,600
Genworth Financial, Inc. Notes 5.75% due 06/15/14	5,000	4,483
Monumental Global Funding II Senior Sec. Notes 5.65% due 07/14/11*	12,000	12,270
Pacific Life Insurance Co. Notes 9.25% due 06/15/39*	55,000	63,066

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Life/Health (continued)
Principal Financial Group, Inc. Senior Notes 8.88% due 05/15/19	$40,000	$47,926
Prudential Financial, Inc. Notes 4.75% due 09/17/15	9,000	8,937
Prudential Financial, Inc. Senior Notes 6.20% due 01/15/15	10,000	10,580
Prudential Financial, Inc. Senior Notes 7.38% due 06/15/19	60,000	66,961
Torchmark Corp. Senior Notes 9.25% due 06/15/19	5,000	5,621
Unum Group Senior Notes 7.13% due 09/30/16	5,000	5,059
		234,503
Insurance-Multi-line — 0.4%
Allstate Corp. Senior Notes 7.45% due 05/16/19	65,000	77,473
Hartford Financial Services Group, Inc. Senior Notes 5.38% due 03/15/17	25,000	22,889
Hartford Financial Services Group, Inc. Senior Notes 5.95% due 10/15/36	9,000	7,350
Hartford Financial Services Group, Inc. Senior Notes 6.00% due 01/15/19	50,000	47,417
MetLife, Inc. Senior Notes 6.75% due 06/01/16	5,000	5,580
MetLife, Inc. Notes 7.72% due 02/15/19	65,000	76,523
Metropolitan Life Global Funding I Notes 2.88% due 09/17/12*	10,000	10,025
Metropolitan Life Global Funding I Notes 5.13% due 06/10/14*	10,000	10,447
Nationwide Mutual Insurance Notes 9.38% due 08/15/39*	56,000	59,677
Symetra Financial Corp. Senior Notes 6.13% due 04/01/16*	20,000	16,956
The Allstate Corp. Senior Notes 7.20% due 12/01/09	22,000	22,165
Unitrin, Inc. Senior Notes 4.88% due 11/01/10	60,000	59,401
		415,903

Security Description	Principal Amount(19)	Market Value (Note 2)
Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Notes 6.50% due 03/15/35*	$5,000	$4,039
Liberty Mutual Group, Inc. Company Guar. Bonds 10.75% due 06/15/88*(1)	17,000	16,150
Liberty Mutual Insurance Co. Sub. Notes 7.70% due 10/15/97*	70,000	53,771
Massachusetts Mutual Life Insurance Co. Notes 8.88% due 06/01/39*	30,000	36,766
		110,726
Insurance-Property/Casualty — 0.3%
ACE Capital Trust II Company Guar. Notes 9.70% due 04/01/30	70,000	69,697
Everest Reinsurance Holdings, Inc. Jr. Sub. Bonds 6.60% due 05/01/67(1)	70,000	47,600
Everest Reinsurance Holdings, Inc. Senior Notes 8.75% due 03/15/10	45,000	46,200
Markel Corp. Senior Notes 7.13% due 09/30/19	5,000	5,186
Navigators Group, Inc. Senior Notes 7.00% due 05/01/16	34,000	32,891
W.R. Berkley Corp. Senior Notes 5.60% due 05/15/15	60,000	58,289
W.R. Berkley Corp. Senior Notes 6.25% due 02/15/37	2,000	1,808
		261,671
Investment Management/Advisor Services — 0.1%
Eaton Vance Corp. Senior Notes 6.50% due 10/02/17	65,000	70,202
Medical Labs & Testing Services — 0.1%
Quest Diagnostics, Inc. Company Guar. Notes 6.95% due 07/01/37	45,000	51,610
Roche Holdings, Inc. Company Guar. Notes 6.00% due 03/01/19*	75,000	83,486
		135,096
Medical Products — 0.0%
CareFusion Corp. Senior Notes 4.13% due 08/01/12*	5,000	5,132
Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 5.85% due 06/01/17	10,000	10,998

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Biomedical/Gene (continued)
Amgen, Inc. Senior Notes 6.40% due 02/01/39	$25,000	$28,657
		39,655
Medical-Drugs — 0.0%
Merck & Co., Inc. Senior Notes 4.00% due 06/30/15	4,000	4,203
Medical-Generic Drugs — 0.0%
Watson Pharmaceuticals, Inc. Senior Notes 6.13% due 08/15/19	10,000	10,517
Medical-HMO — 0.0%
WellPoint, Inc. Senior Notes 5.00% due 01/15/11	3,000	3,092
Medical-Hospitals — 0.1%
Community Health Systems, Inc. Company Guar. Notes 8.88% due 07/15/15	10,000	10,250
HCA, Inc. Senior Notes 8.50% due 04/15/19*	25,000	26,125
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.75% due 06/15/14	5,000	5,000
		41,375
Medical-Wholesale Drug Distribution — 0.1%
AmerisourceBergen Corp. Company Guar. Notes 5.88% due 09/15/15	40,000	43,081
Metal-Aluminum — 0.0%
Alcoa, Inc. Senior Notes 6.50% due 06/15/18	12,000	11,620
Metal-Copper — 0.0%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	5,000	5,319
Mining — 0.0%
Noranda Aluminum Acquisition Corp. Company Guar. Notes 5.41% due 05/15/15(1)(9)	5,183	3,654
Multimedia — 0.3%
AOL Time Warner, Inc. Company Guar. Bonds 7.63% due 04/15/31	15,000	16,811
News America, Inc. Company Guar. Notes 6.15% due 03/01/37	5,000	4,892
News America, Inc. Company Guar. Notes 6.90% due 03/01/19	75,000	83,691
News America, Inc. Company Guar. Notes 6.90% due 08/15/39*	5,000	5,323

Security Description	Principal Amount(19)	Market Value (Note 2)
Multimedia (continued)
Time Warner Entertainment Co. LP Senior Debentures 8.38% due 03/15/23	$35,000	$41,984
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	9,000	10,817
Time Warner, Inc. Bonds 6.63% due 05/15/29	70,000	71,826
Viacom, Inc. Senior Notes 6.13% due 10/05/17	70,000	74,955
		310,299
Non-Hazardous Waste Disposal — 0.0%
Waste Management, Inc. Company Guar. Notes 6.38% due 11/15/12	4,000	4,377
Waste Management, Inc. Company Guar. Notes 7.75% due 05/15/32	5,000	6,075
		10,452
Office Automation & Equipment — 0.1%
Pitney Bowes, Inc. Senior Notes 5.25% due 01/15/37	5,000	5,163
Xerox Corp. Senior Notes 5.50% due 05/15/12	60,000	62,914
Xerox Corp. Senior Notes 6.35% due 05/15/18	5,000	5,198
Xerox Corp. Senior Notes 8.25% due 05/15/14	15,000	17,050
		90,325
Oil Companies-Exploration & Production — 0.2%
Chesapeake Energy Corp. Company Guar. Notes 7.50% due 09/15/13	30,000	29,812
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/24	7,000	7,495
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16	15,000	12,806
XTO Energy, Inc. Senior Notes 5.50% due 06/15/18	70,000	72,239
XTO Energy, Inc. Senior Notes 6.75% due 08/01/37	40,000	44,497
		166,849

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Integrated — 0.1%
ConocoPhillips Company Guar. Notes 6.00% due 01/15/20	$60,000	$66,495
ConocoPhillips Holding Co. Senior Notes 6.95% due 04/15/29	5,000	5,868
Hess Corp. Senior Notes 7.13% due 03/15/33	10,000	11,003
		83,366
Oil Refining & Marketing — 0.0%
Valero Energy Corp. Senior Notes 6.63% due 06/15/37	5,000	4,465
Paper & Related Products — 0.1%
Georgia-Pacific LLC Company Guar. Notes 7.00% due 01/15/15*	5,000	4,925
International Paper Co. Senior Notes 9.38% due 05/15/19	20,000	23,418
MeadWestvaco Corp. Senior Notes 7.38% due 09/01/19	55,000	57,615
		85,958
Pharmacy Services — 0.0%
Express Scripts, Inc. Senior Notes 6.25% due 06/15/14	30,000	32,969
Express Scripts, Inc. Senior Notes 7.25% due 06/15/19	3,000	3,523
		36,492
Pipelines — 0.2%
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	25,000	24,375
Dynegy-Roseton Danskammer Pass Through Certs. Series B 7.67% due 11/08/16	10,000	9,187
Enterprise Products Operating LLC Company Guar. Notes 4.60% due 08/01/12	5,000	5,181
NGPL PipeCo LLC Senior Notes 6.51% due 12/15/12*	75,000	82,283
ONEOK, Inc. Senior Notes 6.00% due 06/15/35	4,000	3,948
Plains All American Pipeline, LP Senior Notes 4.25% due 09/01/12	8,000	8,224
Plains All American Pipeline, LP Company Guar. Notes 5.75% due 01/15/20	5,000	5,039

Security Description	Principal Amount(19)	Market Value (Note 2)
Pipelines (continued)
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	$15,000	$16,225
		154,462
Property Trust — 0.1%
WEA Finance LLC Senior Notes 7.13% due 04/15/18*	60,000	62,547
WEA Finance LLC/WT Finance Australia Property, Ltd. Company Guar. Notes 6.75% due 09/02/19*	10,000	10,115
		72,662
Publishing-Periodicals — 0.0%
The Reader's Digest Association, Inc. Company Guar. Notes 9.00% due 02/15/17†(14)(15)	5,000	113
Real Estate Investment Trusts — 0.5%
AvalonBay Communities, Inc. Senior Notes 5.70% due 03/15/17	25,000	25,533
Brandywine Operating Partnership LP Company Guar. Notes 5.75% due 04/01/12	15,000	15,106
Brandywine Operating Partnership LP Company Guar. Notes 7.50% due 05/15/15	25,000	25,011
Health Care Property Investors, Inc. Senior Notes 5.65% due 12/15/13	50,000	49,467
Kimco Realty Corp. Notes 5.58% due 11/23/15	50,000	48,808
Kimco Realty Corp. Senior Sub. Notes 5.70% due 05/01/17	10,000	9,361
Liberty Property LP Senior Notes 8.50% due 08/01/10	60,000	61,963
Realty Income Corp. Senior Notes 6.75% due 08/15/19	50,000	48,699
Simon Property Group LP Notes 5.30% due 05/30/13	40,000	40,895
Simon Property Group LP Senior Notes 6.75% due 05/15/14	15,000	16,087
Simon Property Group LP Senior Notes 10.35% due 04/01/19	20,000	24,889
United Dominion Realty Trust, Inc. Senior Notes 6.05% due 06/01/13	70,000	70,916
		436,735

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Operations & Development — 0.1%
ERP Operating LP Notes 5.75% due 06/15/17	$50,000	$49,527
Regency Centers LP Company Guar. Notes 4.95% due 04/15/14	30,000	27,528
		77,055
Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14†(9)(14)(15)	10,000	10
Rental Auto/Equipment — 0.1%
Erac USA Finance Co. Company Guar. Notes 7.00% due 10/15/37*	50,000	46,805
Research & Development — 0.0%
Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	5,000	3,725
Retail-Discount — 0.0%
Wal-Mart Stores, Inc. Senior Notes 3.20% due 05/15/14	5,000	5,105
Retail-Drug Store — 0.1%
CVS Caremark Corp. Notes 6.60% due 03/15/19	30,000	33,818
CVS Caremark Corp. Pass Through Certs. 6.94% due 01/10/30	33,819	34,163
		67,981
Schools — 0.0%
Princeton University Senior Notes 5.70% due 03/01/39	7,000	7,696
Special Purpose Entities — 0.0%
Capital One Capital V Company Guar. Notes 10.25% due 08/15/39	25,000	27,626
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	5,000	3,950
TECO Finance, Inc. Company Guar. Notes 6.57% due 11/01/17	4,000	4,129
		35,705
Steel-Producers — 0.0%
Reliance Steel & Aluminum Co. Company Guar. Notes 6.85% due 11/15/36	10,000	8,684
Ryerson, Inc. Company Guar. Notes 7.86% due 11/01/14(1)	5,000	4,375
		13,059

Security Description	Principal Amount(19)	Market Value (Note 2)
Telecom Services — 0.1%
Bellsouth Telecommunications, Inc. Senior Notes 7.00% due 12/01/95	$17,000	$16,880
Embarq Corp. Senior Notes 8.00% due 06/01/36	2,000	2,090
Qwest Corp. Senior Notes 7.50% due 10/01/14	10,000	10,100
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/30	50,000	60,408
		89,478
Telephone-Integrated — 0.2%
AT&T, Inc. Notes 5.10% due 09/15/14	30,000	32,345
AT&T, Inc. Senior Notes 5.63% due 06/15/16	5,000	5,379
AT&T, Inc. Senior Notes 6.30% due 01/15/38	25,000	26,191
BellSouth Corp. Senior Notes 6.88% due 10/15/31	5,000	5,467
CenturyTel, Inc. Senior Notes 7.60% due 09/15/39	10,000	9,965
Citizens Communications Co. Senior Notes 9.00% due 08/15/31	5,000	4,900
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/28	7,000	5,845
Verizon Communications, Inc. Notes 6.40% due 02/15/38	50,000	53,425
Verizon Pennsylvania, Inc. Senior Notes 8.35% due 12/15/30	5,000	5,801
Verizon Virginia, Inc. Senior Notes 4.63% due 03/15/13	5,000	5,194
		154,512
Television — 0.1%
Allbritton Communications Co. Senior Sub. Notes 7.75% due 12/15/12	1,000	940
CBS Corp. Company Guar. Notes 8.20% due 05/15/14	55,000	59,875
Paxson Communications Corp. Senior Sec. Notes 4.38% due 01/15/13*†(1)(9)(14)(15)	6,062	76
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11†(14)(15)	5,000	6
		60,897

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/19	$20,000	$24,439
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/18	45,000	55,893
Philip Morris International, Inc. Senior Notes 4.88% due 05/16/13	20,000	21,246
Philip Morris International, Inc. Notes 6.38% due 05/16/38	25,000	28,947
		130,525
Transactional Software — 0.0%
Open Solutions, Inc. Company Guar. Notes 9.75% due 02/01/15*	5,000	3,456
Transport-Air Freight — 0.0%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19	2,515	1,961
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	44,225	33,169
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 07/02/21	2,724	1,961
		37,091
Transport-Equipment & Leasing — 0.0%
GATX Corp. Notes 4.75% due 10/01/12	8,000	8,049
Transport-Rail — 0.0%
CSX Corp. Senior Notes 6.15% due 05/01/37	5,000	5,296
CSX Corp. Senior Notes 7.90% due 05/01/17	9,000	10,643
Union Pacific Corp. Senior Notes 5.75% due 11/15/17	14,000	15,008
		30,947
Transport-Services — 0.0%
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	10,000	9,388
Total U.S. Corporate Bonds & Notes (cost $7,619,134)		7,989,687

Security Description	Principal Amount(19)	Market Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES — 1.6%
Auto-Heavy Duty Trucks — 0.0%
Volvo Treasury AB Notes 5.95% due 04/01/15*	$5,000	$4,995
Banks-Commercial — 0.1%
Barclays Bank PLC Senior Notes 5.00% due 09/22/16	5,000	5,064
Barclays Bank PLC Jr. Sub. 5.93% due 12/15/16*(1)(10)	20,000	14,800
Caisse Nationale des Caisses d'Epargne et de Prevoyance Notes 3.61% due 12/30/09(1)(10)	15,000	9,150
Lloyds Banking Group PLC Jr. Sub. 5.92% due 10/01/15*(1)(10)	10,000	5,700
Rabobank Nederland NV Senior Notes 4.20% due 05/13/14*	10,000	10,416
Westpac Banking Corp. Sub. Notes 0.84% due 03/31/10(1)(10)	20,000	12,000
Westpac Banking Corp. Senior Notes 4.20% due 02/27/15	5,000	5,082
		62,212
Banks-Money Center — 0.1%
Bank of Scotland PLC Senior Sub. Notes 1.50% due 11/30/09(1)(10)	20,000	9,191
KBC Internationale Financieringsmaatschappij NV Bank Guar. Notes 6.00% due 02/07/10(1)	5,000	3,270
Mizuho Financial Group Cayman, Ltd. Bank Guar. Notes 5.79% due 04/15/14*	100,000	106,237
		118,698
Brewery — 0.2%
CIA Brasileira de Bebidas Notes 8.75% due 09/15/13	75,000	87,750
SABMiller PLC Notes 6.50% due 07/01/16*	50,000	54,195
		141,945
Building Products-Cement — 0.0%
Holcim Capital Corp., Ltd. Company Guar. Notes 6.88% due 09/29/39*	6,000	6,183
Cellular Telecom — 0.1%
Rogers Communications, Inc. Company Guar. Notes 6.80% due 08/15/18	55,000	61,724

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Cellular Telecom (continued)
Vodafone Group PLC Senior Notes 4.15% due 06/10/14	$3,000	$3,081
Vodafone Group PLC Senior Notes 5.38% due 01/30/15	2,000	2,143
Vodafone Group PLC Senior Notes 5.45% due 06/10/19	10,000	10,412
		77,360
Containers-Metal/Glass — 0.0%
Consumers International, Inc. Senior Notes 10.25% due 04/01/05†(6)(8)	10,000	0
Diversified Banking Institutions — 0.1%
Credit Agricole SA Jr. Sub. 6.64% due 05/31/17*(1)(10)	5,000	3,550
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/38	100,000	112,211
		115,761
Diversified Manufacturing Operations — 0.0%
Bombardier, Inc. Senior Notes 8.00% due 11/15/14*	4,000	4,100
Diversified Minerals — 0.0%
Teck Resources, Ltd. Senior Sec. Notes 10.25% due 05/15/16	5,000	5,650
Vale Overseas, Ltd. Company Guar. Notes 5.63% due 09/15/19	3,000	3,052
		8,702
Electric-Integrated — 0.2%
Electricite de France Notes 6.50% due 01/26/19*	64,000	73,332
Electricite de France Notes 6.95% due 01/26/39*	9,000	11,151
Empresa Nacional de Electricidad SA Bonds 7.33% due 02/01/37	12,000	12,700
Enel Finance International SA Company Guar. Notes 5.13% due 10/07/19*	100,000	99,560
		196,743
Finance-Investment Banker/Broker — 0.0%
Macquarie Group, Ltd. Notes 7.30% due 08/01/14*	10,000	10,670
Finance-Other Services — 0.0%
BP Capital Markets PLC Company Guar. Notes 3.88% due 03/10/15	15,000	15,496

Security Description	Principal Amount(19)	Market Value (Note 2)
Finance-Other Services (continued)
Iberdrola Finance Ireland, Ltd. Company Guar. Notes 5.00% due 09/11/19*	$6,000	$6,042
		21,538
Insurance-Multi-line — 0.0%
Aegon NV Sub. Notes 3.60% due 07/15/14(1)(10)	12,000	5,622
XL Capital, Ltd. Senior Notes 5.25% due 09/15/14	14,000	13,743
XL Capital, Ltd. Senior Notes 6.38% due 11/15/24	9,000	7,268
		26,633
Investment Companies — 0.0%
Xstrata Finance Canada, Ltd. Company Guar. Notes 6.90% due 11/15/37*	10,000	9,412
Medical-Drugs — 0.0%
Elan Finance PLC Company Guar. Bonds 7.75% due 11/15/11	7,000	7,131
Metal-Diversified — 0.0%
Inco, Ltd. Bonds 7.20% due 09/15/32	30,000	31,382
Noranda, Inc. Notes 6.00% due 10/15/15	6,000	6,100
		37,482
Oil Companies-Exploration & Production — 0.1%
Devon Financing Corp. ULC Company Guar. Bonds 7.88% due 09/30/31	40,000	49,546
Nexen, Inc. Senior Notes 5.88% due 03/10/35	15,000	13,738
Nexen, Inc. Senior Notes 6.20% due 07/30/19	10,000	10,372
Nexen, Inc. Bonds 6.40% due 05/15/37	5,000	4,868
OPTI Canada, Inc. Senior Sec. Notes 7.88% due 12/15/14	10,000	7,650
Talisman Energy, Inc. Senior Notes 7.75% due 06/01/19	10,000	11,758
		97,932
Oil Companies-Integrated — 0.0%
Total Capital SA Company Guar. Notes 3.13% due 10/02/15	10,000	9,960

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Satellite Telecom — 0.0%
Intelsat Intermediate Holding Co., Ltd. Company Guar. Notes 9.50% due 02/01/15(2)	$5,000	$4,988
Intelsat Subsidiary Holding Co., Ltd. Company Guar. Notes 8.50% due 01/15/13	10,000	10,125
		15,113
Special Purpose Entity — 0.1%
UFJ Finance Aruba AEC Bank Guar. Bonds 6.75% due 07/15/13	100,000	111,123
Steel-Producers — 0.1%
ArcelorMittal Senior Notes 6.13% due 06/01/18	29,000	28,569
ArcelorMittal Senior Notes 9.85% due 06/01/19	20,000	23,582
		52,151
Telephone-Integrated — 0.4%
Deutsche Telekom International Finance BV Company Guar. Bonds 8.25% due 06/15/30	50,000	64,751
Deutsche Telekom International Finance BV Company Guar. Bonds 8.50% due 06/15/10	50,000	52,410
France Telecom SA Bonds 7.75% due 03/01/11	40,000	43,311
France Telecom SA Notes 8.50% due 03/01/31	40,000	55,307
Telecom Italia Capital SA Company Guar. Notes 4.95% due 09/30/14	41,000	42,426
Telecom Italia Capital SA Company Guar. Bonds 6.20% due 07/18/11	60,000	63,895
Telecom Italia Capital SA Company Guar. Bonds 7.72% due 06/04/38	35,000	41,561
Telefonica Emisiones SAU Company Guar. Notes 5.88% due 07/15/19	10,000	10,865
		374,526
Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 9.50% due 11/15/18*	30,000	38,911
Transport-Rail — 0.0%
Canadian National Railway Co. Senior Notes 6.90% due 07/15/28	5,000	6,025
Total Foreign Corporate Bonds & Notes (cost $1,449,402)		1,555,306

Security Description	Principal Amount(19)	Market Value (Note 2)
FOREIGN GOVERNMENT AGENCIES — 0.4%
Sovereign — 0.4%
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/17	650,000	$330,504
Federal Republic of Brazil Notes 8.00% due 01/15/18	47,222	54,683
Total Foreign Government Agencies (cost $300,399)		385,187
LOANS — 0.1%
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co. BTL-B 3.25% due 12/15/13(1)(11)(12)	3,875	3,455
Ford Motor Co. BTL-B 3.51% due 12/15/13(1)(11)(12)	59,180	52,766
Total Loans (cost $63,055)		56,221
MUNICIPAL BONDS & NOTES — 0.2%
Municipal Bonds — 0.2%
California State Build America General Obligation Bonds 7.55% due 04/01/39	125,000	138,934
New Jersey State Turnpike Authority Revenue Bonds 7.41% due 01/01/40	40,000	49,312
Total Municipal Bonds & Notes (cost $168,985)		188,246
U.S. GOVERNMENT AGENCIES — 6.9%
Federal Home Loan Mtg. Corp. — 2.5%
4.50% due 01/01/39	29,265	29,649
5.00% due 03/01/19	8,034	8,528
5.00% due 07/01/21	289,274	306,156
5.00% due 06/01/34	59,857	62,122
5.00% due 07/01/35	18,734	19,426
5.00% due 10/01/35	101,063	104,794
5.00% due 12/01/35	423,608	439,246
5.00% due 01/01/37	15,263	15,805
5.00% due 03/01/38	40,119	41,519
5.00% due 05/01/38	611,199	632,487
5.00% due 07/01/39	24,937	25,803
5.50% due 07/01/34	37,217	39,132
5.50% due 09/01/37	53,662	56,248
5.50% due 01/01/38	56,107	58,854
5.50% due 07/01/38	31,659	33,184
5.95% due 10/01/36(1)	82,258	87,030
6.00% due 12/01/33	48,909	52,076
6.00% due 08/01/36	55,126	58,351
6.50% due 05/01/16	2,021	2,156
6.50% due 05/01/29	4,048	4,363
6.50% due 03/01/36	24,791	26,465
6.50% due 05/01/36	855	913
6.50% due 11/01/37	44,965	47,993
7.00% due 04/01/32	7,073	7,754

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
7.50% due 08/01/23	$690	$774
7.50% due 04/01/28	3,301	3,728
Federal Home Loan Mtg. Corp., REMIC Series 2635, Class NJ 3.00% due 03/15/17(5)	23,818	24,312
Series 2586, Class NK 3.50% due 08/15/16(5)	8,900	9,117
Series 3102, Class PG 5.00% due 11/15/28(5)	40,000	42,018
Series 3317, Class PD 5.00% due 09/15/31(5)	55,000	58,011
Series 3349, Class HB 5.50% due 06/15/31(5)	52,000	55,038
Series 1577, Class PK 6.50% due 09/15/23(5)	20,000	21,761
Series 1226, Class Z 7.75% due 03/15/22(5)	1,577	1,708
		2,376,521
Federal National Mtg. Assoc. — 3.6%
4.50% due 11/01/22	102,940	107,840
4.50% due 01/01/39	28,695	29,107
4.56% due 01/01/15	200,200	210,649
4.85% due 11/01/15	212,599	226,183
5.00% due 03/15/16	11,000	12,148
5.00% due 06/01/19	4,000	4,240
5.00% due 05/01/35	6,242	6,470
5.00% due 09/01/35	124,397	128,951
5.00% due 10/01/35	453,832	470,444
5.00% due 07/01/37	51,902	53,697
5.00% due October TBA	45,000	46,476
5.50% due 03/01/18	8,402	8,992
5.50% due 07/01/19	16,934	18,081
5.50% due 11/01/20	18,789	19,985
5.50% due 04/01/21	310,620	329,524
5.50% due 11/01/22	25,987	27,523
5.50% due 06/01/34	24,705	25,961
5.50% due 06/01/35	600,688	630,848
5.50% due 02/01/36(1)	26,917	28,305
5.50% due 06/01/36	398,559	419,441
5.50% due 08/01/36	57,676	60,491
5.50% due 11/01/36	11,341	11,894
5.50% due 07/01/38	100,000	104,756
5.50% due October TBA	60,000	62,756
5.92% due 10/01/11	48,741	51,710
6.00% due 06/01/17	14,900	16,002
6.00% due 12/01/33	44,533	47,389
6.00% due 05/01/34	3,064	3,255
6.00% due 06/01/35	3,687	3,909
6.19% due 07/01/11	12,311	13,009
6.50% due 08/01/17	30,287	32,695
6.50% due 09/01/32	41,913	45,229
6.50% due 04/01/34	17,959	19,307
6.50% due 10/01/37	5,443	5,827
7.00% due 06/01/37	149,060	162,826
Federal National Mtg. Assoc., REMIC Series 2005-12, Class BE 5.00% due 11/25/30(5)	54,000	57,029
		3,502,949

Security Description	Shares/ Principal Amount(19)	Market Value (Note 2)
Government National Mtg. Assoc. — 0.8%
4.50% due October TBA	$600,000	$608,813
6.00% due 11/15/31	96,982	103,498
7.00% due 05/15/33	24,725	27,050
7.50% due 01/15/32	8,780	9,844
8.00% due 01/15/31	1,422	1,618
8.50% due 11/15/17	1,149	1,248
9.00% due 11/15/21	465	531
Government National Mtg. Assoc., REMIC Series 2005-74 Class HB 7.50% due 09/16/35(5)	503	567
Series 2005-74 Class HC 7.50% due 09/16/35(5)	6,169	6,914
		760,083
Total U.S. Government Agencies (cost $6,317,255)		6,639,553
U.S. GOVERNMENT TREASURIES — 1.2%
United States Treasury Bonds — 0.3%
3.50% due 02/15/39	11,000	9,965
4.25% due 05/15/39	16,000	16,553
4.38% due 02/15/38(16)	206,000	217,008
4.50% due 05/15/38	12,000	12,913
5.25% due 11/15/28	18,000	20,897
8.13% due 08/15/19	4,000	5,574
		282,910
United States Treasury Notes — 0.9%
1.00% due 07/31/11	200,000	200,570
1.50% due 10/31/10	150,000	151,676
2.25% due 05/31/14	250,000	250,762
2.75% due 02/15/19	15,000	14,314
3.00% due 08/31/16	3,000	3,018
3.13% due 05/15/19	3,000	2,952
3.25% due 07/31/16	200,000	204,688
3.63% due 08/15/19	2,000	2,053
3.75% due 11/15/18	80,000	82,781
		912,814
Total U.S. Government Treasuries (cost $1,217,884)		1,195,724
EXCHANGE TRADED FUND — 0.7%
Commodity Fund — 0.7%
United States Natural Gas Fund, LP† (cost $608,922)	54,200	636,308
Total Long-Term Investment Securities (cost $77,587,461)		88,085,587
REPURCHASE AGREEMENTS — 8.5%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 09/30/09, to be repurchased 10/01/09 in the amount of $937,000 and collateralized by $960,000 of United States Treasury Bills, bearing interest at 0.17%, due 03/18/10 and having an approximate value of $959,232	937,000	937,000

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
REPURCHASE AGREEMENTS (continued)
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 09/30/09, to be repurchased 10/01/09 in the amount of $682,000 and collateralized by $700,000 of Federal Home Loan Mtg. Notes, bearing interest at 0.66%, due 04/01/11 and having an approximate value of $700,875	$682,000	$682,000
Banc of America Securities Joint Repurchase Agreement(17)	3,040,000	3,040,000
State Street Bank & Trust Co. Joint Repurchase Agreement(17)	3,510,000	3,510,000
Total Repurchase Agreements (cost $8,169,000)		8,169,000
TOTAL INVESTMENTS (cost $85,756,461)(18)	100.3%	96,254,587
Liabilities in excess of other assets	(0.3)	(291,467)
NET ASSETS	100.0%	$95,963,120

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2009, the aggregate value of these securities was $1,931,169 representing 2.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)  Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of September 30, 2009.

(2)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.

(3)  Commercial Mortgage Backed Security

(4)  Variable Rate Security — the rate reflected is as of September 30, 2009, maturity date reflects the stated maturity date.

(5)  Collateralized Mortgage Obligation

(6)  Fair valued security. Securities are classified as Level 3 disclosures based on the securities valuation inputs; see Note 2.

(7)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contactual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2009, the Multi-Managed Growth Portfolio held the following restricted securities:

Name	Acquisition Date	Principal Amount	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
ICO North America, Inc. Notes 7.50% due 08/15/09	08/11/2005	$5,000	$5,000	$1,750	$35.00	0.00%

(8)  Illiquid security. At September 30, 2009, the aggregate value of these securities was $1,750 representing 0.0% of net assets.

(9)  Income may be received in cash or additional shares at the discretion of the issuer.

(10)  Perpetual maturity — maturity date reflects the next call date.

(11)  The Portfolio invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(12)  Senior Loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(13)  PIK ("Payment-in-Kind") security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.

(14)  Company has filed Chapter 11 bankruptcy protection.

(15)  Bond in default

(16)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(17)  See Note 2 for details of Joint Repurchase Agreements.

(18)  See Note 3 for cost of investments on a tax basis.

(19)  Denominated in United States dollars unless otherwise indicated.

(20)  Bond is in default and did not pay principal at maturity.

(21)  Bond is in default of interest subsequent to September 30, 2009.

(22)  Subsequent to September 30, 2009, the company has filed Chapter 11 bankruptcy protection.

ADR — American Depository Receipt

BTL — Bank Term Loan

FDIC — Federal Deposit Insurance Corporation

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Market Value at Trade Date	Market Value as of September 30, 2009	Unrealized Appreciation (Depreciation)
12	Long	Australian 10 YR Bonds	December 2009	$7,902,330	$7,893,430	$(8,900)
5	Short	Long Gilt Futures	December 2009	944,252	948,095	(3,843)
9	Long	U.S. Treasury 2 YR Notes	December 2009	1,945,135	1,952,719	7,584
4	Long	U.S. Treasury 5 YR Notes	December 2009	461,830	464,375	2,545
1	Short	U.S. Treasury 10 YR Notes	December 2009	116,460	118,328	(1,868)
14	Short	U.S. Treasury Long Bonds	December 2009	1,675,001	1,699,250	(24,249)
						$(28,731)

Open Forward Foreign Currency Contracts

Contract to Deliver			In Exchange For		Delivery Date	Gross Unrealized Appreciation
*	USD	77,700	BRL	150,000	12/16/2009	$5,908
	USD	233,100	MXN	3,200,000	12/16/2009	1,553
						7,461
Contract to Deliver			In Exchange For		Delivery Date	Gross Unrealized (Depreciation)
*	BRL	710,000	USD	383,635	12/16/2009	$(12,111)
	JPY	15,500,000	USD	168,200	12/16/2009	(4,558)
	USD	166,585	GBP	100,000	12/16/2009	(6,805)
	USD	173,296	INR	8,300,000	10/28/2009	(1,045)
						(24,519)
Net Unrealized Appreciation (Depreciation)						$(17,058)

*  Represents offsetting or partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

BRL — Brazilian Real

GBP — Pound Sterling

INR — Indian Rupee

MXN — Mexican Peso

JPY — Japanese Yen

USD — United States Dollar

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2009 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock
Computers	$9,571,828	$—	$—	$9,571,828
Medical-Biomedical/Gene	4,856,361	—	—	4,856,361
Other Industries*	49,966,607	—	—	49,966,607
Preferred Stocks	478,614	—	—	478,614
Asset Backed Securities	—	4,534,495	29,700	4,564,195
Convertible Bonds & Notes	—	—	1,750	1,750
U.S. Corporate Bonds & Notes	—	7,936,909	52,778	7,989,687
Foreign Corporate Bonds & Notes	—	1,555,306	0	1,555,306
Foreign Government Agencies	—	385,187	—	385,187
Loans	—	56,221	—	56,221
Municipal Bonds & Notes	—	188,246	—	188,246
U.S. Government Agencies	—	6,639,553	—	6,639,553
U.S. Government Treasuries	1,195,724	—	—	1,195,724
Exchange Traded Fund	636,308	—	—	636,308
Repurchase Agreements	—	8,169,000	—	8,169,000
Other Financial Instruments+
Open Futures Contracts - Appreciation	10,129	—	—	10,129
Open Futures Contracts - Depreciation	(38,860)	—	—	(38,860)
Open Forward Foreign Currency Contracts - Appreciation	—	7,461	—	7,461
Open Forward Foreign Currency Contracts - Depreciation	—	(24,519)	—	(24,519)
Total	$66,676,711	$29,447,859	$84,228	$96,208,798

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Asset Backed Securities	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes
Balance as of 3/31/2009	$54,750	$1,000	$47,543	$0
Accrued discounts/premiums	—	—	113	—
Realized gain(loss)	1	—	1,681	—
Change in unrealized appreciation(depreciation)	24,949	750	6,203	—
Net purchases(sales)	(50,000)	—	(1,422)	—
Transfers in and/or out of Level 3	—	—	(1,340)	—
Balance as of 9/30/2009	$29,700	$1,750	$52,778	$0

See Notes to Financial Statements

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO PROFILE — September 30, 2009 (unaudited)

Industry Allocation*
Repurchase Agreements	10.5%
Diversified Financial Services	8.9
Computers	6.7
Federal National Mtg. Assoc.	5.4
Diversified Banking Institutions	4.6
Federal Home Loan Mtg. Corp.	3.6
Medical-Biomedical/Gene	3.4
Networking Products	1.9
Government National Mtg. Assoc.	1.8
Oil Companies-Integrated	1.7
Enterprise Software/Service	1.6
Brewery	1.6
United States Treasury Notes	1.5
Banks-Super Regional	1.4
Oil Companies-Exploration & Production	1.3
Multimedia	1.3
Retail-Drug Store	1.3
Insurance-Multi-line	1.2
Engineering/R&D Services	1.2
Metal Processors & Fabrication	1.2
Telephone-Integrated	1.1
Agricultural Chemicals	1.1
Web Portals/ISP	1.1
Consulting Services	1.1
Medical-Drugs	1.0
Telecom Services	1.0
Electric-Integrated	1.0
Finance-Investment Banker/Broker	0.9
Retail-Discount	0.9
Banks-Commercial	0.9
Real Estate Investment Trusts	0.9
Cable/Satellite TV	0.8
Cellular Telecom	0.8
Sovereign	0.7
Finance-Other Services	0.7
Wireless Equipment	0.7
Pharmacy Services	0.7
Optical Supplies	0.7
Commodity Funds	0.6
Transport-Services	0.6
Diversified Minerals	0.6
Internet Infrastructure Software	0.5
Telecom Equipment-Fiber Optics	0.5
Agricultural Operations	0.5
Oil-Field Services	0.5
Retail-Regional Department Stores	0.5
Insurance-Property/Casualty	0.5
Retail-Apparel/Shoe	0.5
Chemicals-Diversified	0.4
Commercial Services-Finance	0.4
Banks-Fiduciary	0.4
Insurance-Life/Health	0.4
Retail-Restaurants	0.4
Applications Software	0.4
Food-Dairy Products	0.4
Vitamins & Nutrition Products	0.4
United States Treasury Bonds	0.4
Electronic Components-Semiconductors	0.4
Medical-HMO	0.4
Medical Labs & Testing Services	0.4

Investment Management/Advisor Services	0.4%
Energy-Alternate Sources	0.4
Transport-Rail	0.4
Food-Misc.	0.4
Medical-Nursing Homes	0.4
Retail-Computer Equipment	0.3
Municipal Bonds	0.3
Cosmetics & Toiletries	0.3
Retail-Auto Parts	0.3
Special Purpose Entities	0.3
Tobacco	0.3
Theaters	0.3
Soap & Cleaning Preparation	0.3
Auto-Heavy Duty Trucks	0.3
Broadcast Services/Program	0.3
Data Processing/Management	0.3
Hotels/Motels	0.3
Retail-Convenience Store	0.3
Computers-Periphery Equipment	0.3
Retail-Pawn Shops	0.3
Hazardous Waste Disposal	0.3
Transactional Software	0.3
Casino Hotels	0.2
Aerospace/Defense-Equipment	0.2
Satellite Telecom	0.2
E-Services/Consulting	0.2
Insurance-Mutual	0.2
Poultry	0.2
Entertainment Software	0.2
Diversified Manufacturing Operations	0.2
Food-Wholesale/Distribution	0.2
Rental Auto/Equipment	0.2
Pipelines	0.2
Medical Products	0.2
Airlines	0.2
Internet Security	0.2
Medical Information Systems	0.2
Beverages-Non-alcoholic	0.2
Diagnostic Equipment	0.2
Electronic Forms	0.2
Steel-Producers	0.2
Cruise Lines	0.2
Disposable Medical Products	0.2
Retail-Sporting Goods	0.2
Property Trust	0.2
Office Automation & Equipment	0.1
Electric-Generation	0.1
Banks-Money Center	0.1
Finance-Credit Card	0.1
Retail-Consumer Electronics	0.1
Real Estate Operations & Development	0.1
Electric-Transmission	0.1
Gold Mining	0.1
Paper & Related Products	0.1
Retail-Building Products	0.1
Gas-Distribution	0.1
Medical-Wholesale Drug Distribution	0.1
Computers-Memory Devices	0.1
Television	0.1
Casino Services	0.1

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO PROFILE — September 30, 2009 (unaudited) (continued)

Auto-Cars/Light Trucks	0.1%
Retail-Major Department Stores	0.1
Software Tools	0.1
Medical-Outpatient/Home Medical	0.1
Metal-Diversified	0.1
Computer Services	0.1
Apparel Manufacturers	0.1
Retail-Bedding	0.1
Metal-Copper	0.1
Chemicals-Specialty	0.1
102.5%

*  Calculated as a percentage of net assets

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK — 52.3%
Aerospace/Defense — 0.0%
Boeing Co.	300	$16,245
Aerospace/Defense-Equipment — 0.2%
Orbital Sciences Corp.†	19,179	287,110
United Technologies Corp.	2,700	164,511
		451,621
Agricultural Chemicals — 1.1%
Monsanto Co.	22,755	1,761,237
Potash Corp. of Saskatchewan, Inc.	2,500	225,850
		1,987,087
Agricultural Operations — 0.3%
Bunge, Ltd.	9,780	612,326
Apparel Manufacturers — 0.1%
Coach, Inc.	3,400	111,928
Applications Software — 0.4%
Microsoft Corp.	17,700	458,253
Nuance Communications, Inc.†	21,074	315,267
		773,520
Auto-Heavy Duty Trucks — 0.3%
Force Protection, Inc.†	101,006	551,493
Banks-Commercial — 0.2%
Regions Financial Corp.	7,600	47,196
Standard Chartered PLC	11,067	272,730
		319,926
Banks-Fiduciary — 0.3%
State Street Corp.	7,300	383,980
The Bank of New York Mellon Corp.	7,501	217,454
		601,434
Banks-Super Regional — 0.7%
Capital One Financial Corp.	5,100	182,223
Fifth Third Bancorp	17,200	174,236
PNC Financial Services Group, Inc.	5,300	257,527
SunTrust Banks, Inc.	2,900	65,395
US Bancorp	7,500	163,950
Wells Fargo & Co.	13,200	371,976
		1,215,307
Beverages-Non-alcoholic — 0.2%
PepsiCo, Inc.	2,200	129,052
The Coca-Cola Co.	3,300	177,210
		306,262
Brewery — 1.2%
Anheuser-Busch InBev NV	47,950	2,189,579
Broadcast Services/Program — 0.2%
DG FastChannel, Inc.†	19,700	412,518
Casino Hotels — 0.2%
Wynn Resorts, Ltd.†	4,500	319,005
Casino Services — 0.1%
International Game Technology	8,300	178,284
Cellular Telecom — 0.3%
MetroPCS Communications, Inc.†	26,595	248,929
Syniverse Holdings, Inc.†	14,600	255,500
		504,429

Security Description	Shares	Market Value (Note 2)
Chemicals-Diversified — 0.4%
Celanese Corp., Class A	3,900	$97,500
E.I. du Pont de Nemours & Co.	2,600	83,564
Israel Chemicals, Ltd.	27,232	311,615
The Dow Chemical Co.	10,800	281,556
		774,235
Commercial Services-Finance — 0.4%
Equifax, Inc.	19,500	568,230
Jackson Hewitt Tax Service, Inc.	33,591	171,314
Mastercard, Inc., Class A	300	60,645
		800,189
Computers — 6.6%
Apple, Inc.†	40,289	7,468,372
Hewlett-Packard Co.	7,500	354,075
International Business Machines Corp.	700	83,727
Research In Motion, Ltd.†	63,710	4,303,610
		12,209,784
Computers-Memory Devices — 0.1%
EMC Corp.†	11,800	201,072
Computers-Periphery Equipment — 0.3%
Synaptics, Inc.†	18,600	468,720
Consulting Services — 1.1%
FTI Consulting, Inc.†	11,600	494,276
Huron Consulting Group, Inc.†	12,200	315,126
Navigant Consulting, Inc.†	33,100	446,850
Watson Wyatt Worldwide, Inc., Class A	16,000	696,960
		1,953,212
Cosmetics & Toiletries — 0.3%
Chattem, Inc.†	2,700	179,307
Colgate-Palmolive Co.	2,000	152,560
The Procter & Gamble Co.	4,600	266,432
		598,299
Cruise Lines — 0.2%
Carnival Corp.	7,100	236,288
Royal Caribbean Cruises, Ltd.†	2,000	48,160
		284,448
Data Processing/Management — 0.3%
Dun & Bradstreet Corp.	7,300	549,836
Diagnostic Equipment — 0.2%
Immucor, Inc.†	18,400	325,680
Disposable Medical Products — 0.2%
C.R. Bard, Inc.	3,600	282,996
Diversified Banking Institutions — 2.9%
Bank of America Corp.	29,400	497,448
JPMorgan Chase & Co.	54,710	2,397,392
Morgan Stanley	11,300	348,944
The Goldman Sachs Group, Inc.	11,395	2,100,668
		5,344,452
Diversified Manufacturing Operations — 0.2%
Eaton Corp.	1,800	101,862
Honeywell International, Inc.	3,400	126,310
Parker Hannifin Corp.	3,200	165,888
		394,060

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Diversified Minerals — 0.6%
Vale SA ADR	44,190	$1,022,115
E-Services/Consulting — 0.2%
Websense, Inc.†	25,800	433,440
Electric Products-Misc. — 0.0%
Emerson Electric Co.	1,300	52,104
Electric-Integrated — 0.1%
Dominion Resources, Inc.	2,100	72,450
FPL Group, Inc.	1,300	71,799
Progress Energy, Inc.	1,500	58,590
		202,839
Electronic Components-Semiconductors — 0.4%
Broadcom Corp., Class A†	2,700	82,863
Intel Corp.	16,600	324,862
IXYS Corp.†	3,720	31,657
Micron Technology, Inc.†	16,800	137,760
Texas Instruments, Inc.	3,800	90,022
		667,164
Electronic Forms — 0.2%
Adobe Systems, Inc.†	9,200	303,968
Energy-Alternate Sources — 0.4%
First Solar, Inc.†	4,355	665,705
Engineering/R&D Services — 1.2%
ABB, Ltd.†	107,718	2,162,052
Enterprise Software/Service — 1.6%
Novell, Inc.†	86,600	390,566
Oracle Corp.	122,765	2,558,423
		2,948,989
Entertainment Software — 0.2%
Activision Blizzard, Inc.†	24,200	299,838
Electronic Arts, Inc.†	6,800	129,540
		429,378
Finance-Investment Banker/Broker — 0.1%
The Charles Schwab Corp.	5,200	99,580
Finance-Other Services — 0.7%
CME Group, Inc.	3,320	1,023,191
The NASDAQ OMX Group, Inc.†	10,100	212,605
		1,235,796
Food-Dairy Products — 0.4%
Dean Foods Co.†	42,100	748,959
Food-Misc. — 0.2%
Kellogg Co.	1,300	63,999
Kraft Foods, Inc., Class A	3,500	91,945
Smart Balance, Inc.†	47,200	289,808
		445,752
Food-Wholesale/Distribution — 0.2%
Spartan Stores, Inc.	28,800	406,944
Gold Mining — 0.1%
Barrick Gold Corp.	6,500	246,350
Hazardous Waste Disposal — 0.3%
Stericycle, Inc.†	9,614	465,798

Security Description	Shares	Market Value (Note 2)
Hotels/Motels — 0.3%
Marriott International, Inc., Class A	13,085	$361,015
Starwood Hotels & Resorts Worldwide, Inc.	5,000	165,150
		526,165
Human Resources — 0.0%
Monster Worldwide, Inc.†	2,600	45,448
Independent Power Producers — 0.0%
Mirant Corp.†	31	509
Insurance-Life/Health — 0.1%
Prudential Financial, Inc.	2,300	114,793
Insurance-Multi-line — 0.5%
ACE, Ltd.†	13,210	706,207
MetLife, Inc.	6,200	236,034
		942,241
Internet Infrastructure Software — 0.5%
TeleCommunication Systems, Inc., Class A†	116,837	976,757
Internet Security — 0.2%
VeriSign, Inc.†	14,100	334,029
Investment Management/Advisor Services — 0.3%
BlackRock, Inc.	500	108,410
Franklin Resources, Inc.	1,200	120,720
T. Rowe Price Group, Inc.	5,400	246,780
		475,910
Medical Information Systems — 0.2%
IMS Health, Inc.	21,400	328,490
Medical Instruments — 0.0%
St. Jude Medical, Inc.†	1,600	62,416
Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings†	2,700	177,390
Quest Diagnostics, Inc.	1,500	78,285
		255,675
Medical Products — 0.2%
Baxter International, Inc.	1,200	68,412
Johnson & Johnson	4,700	286,183
		354,595
Medical-Biomedical/Gene — 3.3%
Amgen, Inc.†	5,400	325,242
Celgene Corp.†	46,765	2,614,163
Genzyme Corp.†	2,200	124,806
Gilead Sciences, Inc.†	62,120	2,893,550
Myriad Genetics, Inc.†	1,700	46,580
Vertex Pharmaceuticals, Inc.†	2,700	102,330
		6,106,671
Medical-Drugs — 1.0%
Abbott Laboratories	4,400	217,668
Endo Pharmaceuticals Holdings, Inc.†	11,030	249,609
Merck & Co., Inc.	8,700	275,181
Pfizer, Inc.	13,400	221,770
Roche Holding AG	5,473	884,616
		1,848,844

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Medical-HMO — 0.4%
Magellan Health Services, Inc.†	17,400	$540,444
UnitedHealth Group, Inc.	5,925	148,362
		688,806
Medical-Nursing Homes — 0.3%
Sun Healthcare Group, Inc.†	74,500	643,680
Medical-Outpatient/Home Medical — 0.1%
Amsurg Corp.†	6,100	129,503
Metal Processors & Fabrication — 1.2%
Precision Castparts Corp.	20,885	2,127,555
Metal-Copper — 0.0%
Freeport-McMoRan Copper & Gold, Inc.†	1,237	84,871
Multimedia — 0.7%
News Corp., Class A	91,045	1,091,630
The Walt Disney Co.	3,500	96,110
Time Warner, Inc.	4,600	132,388
		1,320,128
Networking Products — 1.9%
BigBand Networks, Inc.†	123,200	494,032
Cisco Systems, Inc.†	130,125	3,063,142
		3,557,174
Oil Companies-Exploration & Production — 0.9%
Apache Corp.	1,700	156,111
Continental Resources, Inc.†	1,900	74,423
Devon Energy Corp.	1,800	121,194
EOG Resources, Inc.	1,400	116,914
Occidental Petroleum Corp.	2,000	156,800
Plains Exploration & Production Co.†	26,500	732,990
Range Resources Corp.	700	34,552
Southwestern Energy Co.†	1,900	81,092
XTO Energy, Inc.	2,400	99,168
		1,573,244
Oil Companies-Integrated — 1.2%
Chevron Corp.	2,800	197,204
ConocoPhillips	2,500	112,900
Exxon Mobil Corp.	5,900	404,799
Hess Corp.	5,000	267,300
Marathon Oil Corp.	800	25,520
Petroleo Brasileiro SA ADR	23,650	1,085,535
Suncor Energy, Inc.	4,505	155,693
		2,248,951
Oil-Field Services — 0.5%
Schlumberger, Ltd.	6,200	369,520
Smith International, Inc.	3,200	91,840
Weatherford International, Ltd.†	9,600	199,008
Willbros Group, Inc.†	14,800	225,404
		885,772
Optical Supplies — 0.6%
Alcon, Inc.	8,610	1,193,949
Pharmacy Services — 0.6%
Express Scripts, Inc.†	3,100	240,498
Medco Health Solutions, Inc.†	500	27,655
Omnicare, Inc.	37,400	842,248
		1,110,401

Security Description	Shares	Market Value (Note 2)
Poultry — 0.2%
Sanderson Farms, Inc.	11,500	$432,860
Real Estate Investment Trusts — 0.0%
Host Hotels & Resorts, Inc.	3,400	40,018
Rental Auto/Equipment — 0.1%
Aaron's Inc.	8,900	234,960
Retail-Apparel/Shoe — 0.4%
Hot Topic, Inc.†	77,400	579,726
The Children's Place Retail Stores, Inc.†	8,300	248,668
		828,394
Retail-Auto Parts — 0.3%
Advance Auto Parts, Inc.	15,500	608,840
Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc.†	2,800	105,112
Retail-Building Products — 0.1%
Home Depot, Inc.	8,400	223,776
Retail-Computer Equipment — 0.3%
GameStop Corp., Class A†	23,900	632,633
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	6,700	251,384
Retail-Convenience Store — 0.3%
The Pantry, Inc.†	29,900	468,832
Retail-Discount — 0.9%
BJ's Wholesale Club, Inc.†	17,100	619,362
Family Dollar Stores, Inc.	23,800	628,320
Target Corp.	8,100	378,108
Wal-Mart Stores, Inc.	1,600	78,544
		1,704,334
Retail-Drug Store — 1.1%
CVS Caremark Corp.	57,073	2,039,789
Retail-Major Department Stores — 0.1%
J.C. Penney Co., Inc.	5,100	172,125
Retail-Pawn Shops — 0.3%
EZCORP, Inc., Class A†	34,100	465,806
Retail-Regional Department Stores — 0.5%
Kohl's Corp.†	14,220	811,251
Macy's, Inc.	2,500	45,725
		856,976
Retail-Restaurants — 0.4%
Burger King Holdings, Inc.	38,400	675,456
Darden Restaurants, Inc.	2,000	68,260
Wendy's/Arby's Group, Inc., Class A	8,100	38,313
		782,029
Retail-Sporting Goods — 0.2%
Dick's Sporting Goods, Inc.†	12,500	280,000
Satellite Telecom — 0.2%
GeoEye, Inc.†	15,600	418,080
Semiconductor Components-Integrated Circuits — 0.0%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	5,730	62,801
Soap & Cleaning Preparation — 0.3%
Reckitt Benckiser Group PLC	11,520	562,999

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Software Tools — 0.1%
VMware, Inc. Class A†	3,400	$136,578
Steel-Producers — 0.1%
United States Steel Corp.	2,100	93,177
Telecom Equipment-Fiber Optics — 0.5%
Corning, Inc.	37,691	577,049
Harmonic, Inc.†	48,200	321,976
		899,025
Telecom Services — 0.9%
MasTec, Inc.†	55,800	677,970
Neutral Tandem, Inc.†	15,200	345,952
TW Telecom, Inc.†	42,735	574,786
		1,598,708
Telephone-Integrated — 0.2%
AT&T, Inc.	8,507	229,774
Verizon Communications, Inc.	3,000	90,810
		320,584
Theaters — 0.3%
Regal Entertainment Group, Class A	47,300	582,736
Tobacco — 0.0%
Altria Group, Inc.	2,800	49,868
Transactional Software — 0.2%
ACI Worldwide, Inc†	22,400	338,912
Synchronoss Technologies, Inc.†	9,500	118,465
		457,377
Transport-Rail — 0.3%
Burlington Northern Santa Fe Corp.	3,700	295,371
Union Pacific Corp.	4,800	280,080
		575,451
Transport-Services — 0.6%
United Parcel Service, Inc., Class B	11,500	649,405
UTi Worldwide, Inc.	26,400	382,272
		1,031,677
Vitamins & Nutrition Products — 0.4%
Mead Johnson Nutrition Co., Class A	16,510	744,766
Web Portals/ISP — 1.1%
Google, Inc., Class A†	3,955	1,961,087
Wireless Equipment — 0.7%
Crown Castle International Corp.†	25,600	802,816
Nokia OYJ ADR	5,300	77,486
QUALCOMM, Inc.	7,500	337,350
		1,217,652
Total Common Stock (cost $82,182,200)		96,051,891
PREFERRED STOCK — 0.4%
Banks-Money Center — 0.0%
Santander Finance Preferred SA 4.00%(1)	1,242	20,443
Banks-Super Regional — 0.0%
Wachovia Capital Trust IX 6.38%	900	19,458

Security Description	Shares/ Principal Amount(19)	Market Value (Note 2)
Diversified Financial Services — 0.0%
General Electric Capital Corp. 8.00%(2)	1,073	$24,904
Finance-Mortgage Loan/Banker — 0.0%
Federal Home Loan Mtg. Corp.†	500	905
Oil Companies-Integrated — 0.3%
Petroleo Brasileiro SA ADR	14,182	557,495
Special Purpose Entity — 0.1%
Structured Repackaged Asset-Backed Trust Securities 3.00%(1)	2,800	49,140
Total Preferred Stock (cost $694,190)		672,345
ASSET BACKED SECURITIES — 8.5%
Diversified Financial Services — 8.5%
American Tower Trust, Series 2007-1A, Class AFX 5.42% due 04/15/37*(3)	$325,000	314,222
AmeriCredit Automobile Receivables Trust, Series 2005-AX, Class A4 3.93% due 10/06/11	26,758	27,030
AmeriCredit Automobile Receivables Trust, Series 2005-DA, Class A4 5.02% due 11/06/12	52,903	53,697
AmeriCredit Automobile Receivables Trust, Series 2007-AX, Class A3 5.19% due 11/06/11	28,028	28,046
AmeriCredit Automobile Receivables Trust, Series 2006-BG, Class A3 5.21% due 10/06/11	2,094	2,096
AmeriCredit Automobile Receivables Trust, Series 2006-RM, Class A2 5.42% due 08/08/11	108,552	110,402
AmeriCredit Automobile Receivables Trust, Series 2009-1, Class C 14.55% due 01/15/16	235,000	270,620
Avis Budget Rental Car Funding AESOP LLC Series 2009-2A, Class A 5.68% due 02/20/14*(6)	125,000	124,992
Banc of America Commercial Mtg., Inc., Series 2005-2, Class A4 4.78% due 07/10/43(3)	265,000	268,883
Banc of America Commercial Mtg., Inc., Series 2005-6, Class A4 5.18% due 09/10/47(3)(4)	80,000	77,831
Banc of America Commercial Mtg., Inc., Series 2006-6, Class AM 5.39% due 10/10/45(3)	38,000	28,512
Banc of America Large Loan Inc., Series 2006-277A, Class PAA 5.10% due 10/10/45*(3)(4)	110,000	91,585
Bear Stearns Commercial Mtg. Securities, Inc. Series 2007-PW15, Class A2 5.21% due 02/11/44(3)	55,000	54,193
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW15, Class A4 5.33% due 02/11/44(3)	375,000	337,566

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Cabela's Master Credit Card Trust, Series 2006-3A, Class A1 5.26% due 10/15/14*	$550,000	$577,433
Capital One Auto Finance Trust, Series 2007-B, Class A3B 0.24% due 04/15/12(1)	12,245	12,199
Capital One Auto Finance Trust, Series 2006-C, Class A3B 0.25% due 07/15/11(1)	1,901	1,900
Capital One Auto Finance Trust, Series 2006-A, Class A4 0.25% due 12/15/12(1)	244,467	241,873
Capital One Auto Finance Trust, Series 2006-C, Class A4 0.27% due 05/15/13(1)	150,000	147,145
Capital One Auto Finance Trust, Series 2005-D, Class A4 0.28% due 10/15/12(1)	57,768	57,162
Capital One Auto Finance Trust, Series 2005-C, Class A4A 4.71% due 06/15/12	62,559	63,377
Capital One Auto Finance Trust, Series 2007-B, Class A3A 5.03% due 04/15/12	28,571	28,949
Chase Mtg. Finance Corp., Series 2007-A2, Class 1A1 4.05% due 07/25/37(4)(5)	71,705	60,679
Citigroup Commercial Mtg. Trust, Series 2008-C7, Class AM 6.10% due 12/10/49(3)(4)	71,000	49,214
Citigroup Mtg. Loan Trust, Inc., Series 2006-AR1, Class 3A1 5.50% due 03/25/36(1)(5)	237,317	171,710
Citigroup/Deutsche Bank Commercial Mtg. Trust, Series 2005-CD1, Class A4 5.23% due 07/15/44(3)(4)	225,000	221,877
Commercial Mtg. Asset Trust, Series 1999-C1, Class D 7.35% due 01/17/32(3)	95,000	101,711
Commercial Mtg. Pass Through Certs., Series 2006-C7, Class A4 5.77% due 06/10/46(3)(4)	400,000	382,646
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-29, Class A1 5.75% due 12/25/35(5)	194,070	156,226
Countrywide Home Loans, Series 2006-14, Class A3 6.25% due 09/25/36(5)	117,436	98,204
Credit Suisse Mtg. Capital Certs., Series 2006-C1, Class A4 5.55% due 02/15/39(3)(4)	500,000	472,132
Crown Castle Towers LLC, Series 2006-1A, Class E 6.07% due 11/15/36*(3)	160,000	158,084
CS First Boston Mtg. Securities Corp., Series 2004-C4, Class A6 4.69% due 10/15/39(3)	240,000	230,972

Security Description	Principal Amount(19)	Market Value (Note 2)
Diversified Financial Services (continued)
First Horizon Alternative Mtg. Securities, Series 2005-AA3, Class 3A1 5.37% due 05/25/35(4)(5)	$269,974	$203,681
GMAC Commercial Mtg. Securities, Inc., Series 2006-C1, Class A4 5.24% due 11/10/45(3)	330,000	302,654
GS Mtg. Securities Corp. II, Series 2007-EOP, Class L 1.55% due 03/06/20*(1)(3)(6)	155,000	102,300
GS Mtg. Securities Corp. II, Series 2004-GG2, Class A6 5.40% due 08/10/38(3)	500,000	484,640
GS Mtg. Securities Corp. II, Series 2006-GG6, Class A4 5.55% due 04/10/38(3)	500,000	451,562
GSR Mtg. Loan Trust, Series 2005-AR2, Class 1A2 5.12% due 04/25/35(4)(5)	115,200	77,674
GSR Mtg. Loan Trust, Series 2006-AR1, Class 2A1 5.17% due 01/25/36(4)(5)	160,088	117,398
GSR Mtg. Loan Trust, Series 2007-AR1, Class 2A1 5.96% due 03/25/47(4)(5)	89,021	53,388
Hertz Vehicle Financing LLC, Series 2005-2A, Class A5 0.50% due 11/25/11*(1)	70,000	68,840
Impac CMB Trust, Series 2005-4, Class 1A1A 0.52% due 06/25/35(1)(5)	170,067	91,082
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2004-CBX, Class A3 4.18% due 01/12/37(3)	397,951	397,830
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP9, Class AM 5.37% due 05/15/47(3)	110,000	81,779
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2007-CB18, Class A4 5.44% due 06/12/47(3)	35,000	30,072
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-CB16, Class A4 5.55% due 05/12/45(3)	200,000	185,170
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP7, Class A4 5.87% due 04/15/45(3)(4)	530,000	492,881
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2008-C2, Class A4 6.07% due 02/12/51(3)	475,000	340,863
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2008-C2, Class AM 6.58% due 02/12/51(3)(4)	116,000	58,594
LB Commercial Conduit Mtg. Trust, Series 1998-C1, Class E 7.00% due 02/18/30(3)	55,000	60,570

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
LB-UBS Commercial Mtg. Trust, Series 2005-C5, Class A2 4.89% due 09/15/30(3)	$500,000	$501,219
LB-UBS Commercial Mtg. Trust, Series 2006-C7, Class A3 5.35% due 11/15/38(3)	285,000	263,475
LB-UBS Commercial Mtg. Trust, Series 2001-C7, Class A5 6.13% due 12/15/30(3)	210,000	221,036
Merrill Lynch Mtg. Investors Trust, Series 2005-A1, Class 2A1 3.53% due 12/25/34(4)(5)	160,447	153,744
Merrill Lynch Mtg. Investors Trust, Series 2005-A2, Class A2 4.48% due 02/25/35(4)(5)	216,932	194,586
Merrill Lynch Mtg. Trust, Series 2005-CIP1, Class A4 5.05% due 07/12/38(3)	550,000	524,914
Merrill Lynch Mtg. Trust, Series 2006-C1, Class A2 5.61% due 05/12/39(3)(4)	475,000	480,572
Morgan Stanley Capital I, Series 2005-T17, Class A5 4.78% due 12/13/41(3)	550,000	537,061
Morgan Stanley Capital I, Series 2006-T23, Class A4 5.81% due 08/12/41(3)(4)	185,000	181,462
Morgan Stanley Capital I, Series 2008-T29, Class A4 6.28% due 01/11/43(3)(4)	500,000	485,019
Morgan Stanley Dean Witter Capital I, Series 2001-TOP3, Class A4 6.39% due 07/15/33(3)	144,029	150,128
Morgan Stanley Dean Witter Capital I, Series 2001-TOP5, Class A4 6.39% due 10/15/35(3)	174,324	185,823
Morgan Stanley Mtg. Loan Trust, Series 2007-12, Class 3A22 6.00% due 08/25/37(5)	176,293	119,608
MortgageIT Trust, Series 2005-4, Class A1 0.53% due 10/25/35(1)(5)	383,777	219,796
Residential Asset Securities Corp., Series 2003-KS10, Class AI6 4.54% due 12/25/33	165,796	142,309
Sequoia Mtg. Trust, Series 2007-1, Class 2A1 5.76% due 02/20/47(4)(5)	276,202	214,775
Swift Master Auto Receivables Trust, Series 2007-2, Class A 0.89% due 10/15/12(1)	154,988	152,561
Thornburg Mtg. Securities Trust, Series 2003-5, Class 4A 4.56% due 10/25/43(4)(5)	221,549	208,877
Thornburg Mtg. Securities Trust, Series 2005-1, Class A3 4.76% due 04/25/45(4)(5)	286,204	251,599
UPFC Auto Receivables Trust, Series 2006-A, Class A3 5.49% due 05/15/12	33,730	34,578

Security Description	Principal Amount(19)	Market Value (Note 2)
Diversified Financial Services (continued)
USAA Auto Owner Trust, Series 2008-1, Class A4 4.50% due 10/15/13	$515,000	$539,728
Wachovia Bank Commercial Mtg. Trust, Series 2005-C20, Class A7 5.12% due 07/15/42(3)	210,000	204,534
Washington Mutual Master Note Trust, Series 2006-A4A, Class A4A 0.26% due 10/15/13*(1)	140,000	139,975
Wells Fargo Mtg. Backed Securities Trust, Series 2004-BB, Class A2 4.39% due 01/25/35(4)(5)	402,815	373,603
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR2, Class 2A2 4.41% due 03/25/35(4)(5)	332,836	294,340
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR14, Class 2A1 5.62% due 10/25/36(4)(5)	175,142	125,803
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR12, Class 2A1 6.10% due 09/25/36(4)(5)	46,007	36,322
Total Asset Backed Securities (cost $16,224,507)		15,561,593
CONVERTIBLE BONDS & NOTES — 0.0%
Telecom Services — 0.0%
ICO North America, Inc. Notes 7.50% due 08/15/09†(6)(7)(8)(9)(14)(20) (cost $5,000)	5,000	1,750
U.S. CORPORATE BONDS & NOTES — 13.7%
Aerospace/Defense — 0.0%
BAE Systems Holdings, Inc. Company Guar. Notes 6.38% due 06/01/19*	55,000	60,688
Meccanica Holdings USA Company Guar. Notes 7.38% due 07/15/39*	8,000	9,430
		70,118
Agricultural Chemicals — 0.0%
Terra Capital, Inc. Company Guar. Notes 7.00% due 02/01/17	10,000	10,425
Agricultural Operations — 0.2%
Cargill, Inc. Senior Notes 5.60% due 09/15/12*	260,000	278,994
Airlines — 0.2%
American Airlines, Inc. Pass Through Certs. Series 2003-1 3.86% due 07/09/10	94,867	91,547
American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 05/23/11	20,000	18,400
American Airlines, Inc. Pass Through Certs. Series 2001-2, Class A-2 7.86% due 04/01/13	1,000	999

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Airlines (continued)
Continental Airlines, Inc. Pass Through Certs. Series 1998-1, Class A 6.65% due 03/15/19	$39,150	$36,801
Continental Airlines, Inc. Pass Through Certs. Series 2007-1, Class B 6.90% due 04/19/22	60,000	49,500
Delta Air Lines, Inc. Pass Through Certs. Series 2001-1, Class A2 7.11% due 03/18/13	5,000	4,875
Southwest Airlines Co. Pass Through Certs. Series 2007-1, Class A 6.15% due 08/01/22	144,905	144,359
United Airlines, Inc. Pass Through Certs. Series 2001-1, Class B 6.93% due 03/01/13	3,990	3,970
		350,451
Auction Houses/Art Dealers — 0.0%
KAR Holdings, Inc. Company Guar. Notes 4.48% due 05/01/14(1)	11,000	9,900
KAR Holdings, Inc. Company Guar. Notes 8.75% due 05/01/14	4,000	3,960
		13,860
Banks-Commercial — 0.5%
BB&T Corp. Sub. Notes 0.71% due 05/23/17(1)	14,000	11,891
BB&T Corp. Senior Notes 3.38% due 09/25/13	10,000	10,040
BB&T Corp. Sub. Notes 5.25% due 11/01/19	20,000	19,901
CoBank ACB Sub. Notes 7.88% due 04/16/18*	5,000	4,868
Credit Suisse New York Sub. Notes 6.00% due 02/15/18	320,000	335,026
KeyBank NA Sub. Notes 5.45% due 03/03/16	18,000	15,931
KeyBank NA Sub. Notes 7.41% due 10/15/27	6,000	6,011
Sovereign Bank Sub. Notes 8.75% due 05/30/18	325,000	374,655
Union Bank of California NA Sub. Notes 5.95% due 05/11/16	30,000	29,831

Security Description	Principal Amount(19)	Market Value (Note 2)
Banks-Commercial (continued)
Wachovia Bank NA Sub. Notes 5.00% due 08/15/15	$45,000	$43,384
Wachovia Bank NA Sub. Notes 5.60% due 03/15/16	13,000	13,149
Zions Bancorporation Senior Notes 7.75% due 09/23/14	14,000	12,530
		877,217
Banks-Fiduciary — 0.1%
State Street Capital Trust IV Company Guar. Notes 1.30% due 06/01/67(1)	30,000	19,348
State Street Corp. FDIC Guar. Notes 2.15% due 04/30/12	165,000	167,606
		186,954
Banks-Money Center — 0.0%
Chase Capital III Company Guar. Notes 0.91% due 03/01/27(1)	16,000	10,839
Banks-Super Regional — 0.7%
BAC Capital Trust XIII Bank Guar. Notes 0.70% due 03/15/12(1)(10)	41,000	22,253
Capital One Financial Corp. Senior Notes 6.75% due 09/15/17	210,000	222,870
Capital One Financial Corp. Senior Notes 7.38% due 05/23/14	50,000	55,801
National City Corp. Senior Notes 4.90% due 01/15/15	6,000	6,072
National City Corp. Sub. Notes 6.88% due 05/15/19	20,000	21,714
PNC Funding Corp. Bank Guar. Notes 4.25% due 09/21/15	10,000	10,039
PNC Funding Corp. Company Guar. Notes 6.70% due 06/10/19	215,000	237,939
PNC Preferred Funding Trust II Jr. Sub. 6.11% due 03/15/12*(1)(10)	15,000	8,875
USB Capital IX Company Guar. 6.19% due 04/15/11(1)(10)	22,000	16,885
Wachovia Corp. Senior Notes 0.57% due 06/15/17(1)	8,000	6,886
Wachovia Corp. Sub. Notes 5.63% due 10/15/16	10,000	10,440
Wachovia Corp. Notes 5.75% due 02/01/18	410,000	433,926

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Super Regional (continued)
Wells Fargo & Co. Senior Notes 5.63% due 12/11/17	$255,000	$267,850
Wells Fargo Bank NA Sub. Notes 5.75% due 05/16/16	15,000	15,423
		1,336,973
Beverages-Non-alcoholic — 0.0%
Bottling Group LLC Company Guar. Notes 6.95% due 03/15/14	19,000	22,144
Brewery — 0.2%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 7.75% due 01/15/19*	164,000	194,055
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 8.20% due 01/15/39*	75,000	98,898
		292,953
Broadcast Services/Program — 0.1%
Nexstar Broadcasting, Inc. Company Guar. Notes 7.00% due 01/15/14	2,000	1,000
Nexstar Broadcasting, Inc. Company Guar. Notes 7.00% due 01/15/14*(13)	5,954	2,679
Turner Broadcasting Senior Notes 8.38% due 07/01/13	120,000	136,933
		140,612
Building-Residential/Commercial — 0.0%
D.R. Horton, Inc. Senior Notes 5.63% due 09/15/14	55,000	53,075
Cable/Satellite TV — 0.8%
CCH II LLC/CCH II Capital Corp. Senior Notes 10.25% due 09/15/10†(14)(15)	3,000	3,375
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 8.75% due 11/15/13†(14)(15)	2,000	2,030
Charter Communications Operating LLC/ Charter Communications Operating Capital Senior Notes 8.38% due 04/30/14*(14)	28,000	28,560
Comcast Cable Communications Holdings, Inc. Company Guar. Notes 8.38% due 03/15/13	345,000	400,701
Comcast Corp. Company Guar. Notes 5.85% due 11/15/15	12,000	13,145

Security Description	Principal Amount(19)	Market Value (Note 2)
Cable/Satellite TV (continued)
Comcast Corp. Bonds 6.40% due 05/15/38	$120,000	$126,533
COX Communications, Inc. Senior Notes 5.45% due 12/15/14	120,000	128,907
COX Communications, Inc. Notes 5.88% due 12/01/16*	50,000	52,556
COX Communications, Inc. Notes 6.25% due 06/01/18*	50,000	53,045
COX Communications, Inc. Senior Notes 6.95% due 06/01/38*	7,000	7,550
COX Communications, Inc. Notes 7.13% due 10/01/12	10,000	11,155
COX Communications, Inc. Bonds 8.38% due 03/01/39*	90,000	111,022
DirecTV Holdings LLC/DirecTV Financing Co., Inc. Company Guar. Notes 5.88% due 10/01/19*	250,000	248,438
DirecTV Holdings LLC/DirecTV Financing Co., Inc. Company Guar. Notes 7.63% due 05/15/16	10,000	10,700
Time Warner Cable, Inc. Company Guar. Notes 5.85% due 05/01/17	84,000	88,565
Time Warner Cable, Inc. Company Guar. Bonds 7.30% due 07/01/38	155,000	178,903
		1,465,185
Casino Hotels — 0.1%
Harrah's Operating Co., Inc. Company Guar. Notes 5.50% due 07/01/10	130,000	128,050
MGM Mirage, Inc. Senior Sec. Notes 11.13% due 11/15/17*	5,000	5,513
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	5,000	4,775
		138,338
Cellular Telecom — 0.4%
Cingular Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	250,000	271,308
Cricket Communications, Inc. Company Guar. Notes 10.00% due 07/15/15	9,000	9,248
Nextel Communications, Inc. Company Guar. Notes 5.95% due 03/15/14	13,000	11,505

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cellular Telecom (continued)
Verizon Wireless Capital LLC Senior Notes 5.55% due 02/01/14*	$125,000	$135,085
Verizon Wireless Capital LLC Senior Notes 8.50% due 11/15/18*	185,000	230,997
		658,143
Chemicals-Diversified — 0.0%
E.I. du Pont de Nemours & Co. Senior Notes 4.75% due 03/15/15	10,000	10,718
Olin Corp. Senior Notes 8.88% due 08/15/19	2,000	2,090
The Dow Chemical Co. Senior Notes 5.90% due 02/15/15	10,000	10,264
The Dow Chemical Co. Senior Notes 8.55% due 05/15/19	13,000	14,614
		37,686
Chemicals-Specialty — 0.1%
Cytec Industries, Inc. Notes 4.60% due 07/01/13	82,000	77,644
Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	5,000	4,663
Momentive Performance Materials, Inc. Company Guar. Notes 9.75% due 12/01/14	6,000	4,650
Momentive Performance Materials, Inc. Company Guar. Notes 12.50% due 06/15/14*	7,000	7,297
		94,254
Computer Services — 0.1%
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	10,000	9,325
Electronic Data Systems Corp. Notes 7.45% due 10/15/29	85,000	107,753
		117,078
Consumer Products-Misc. — 0.0%
American Achievement Corp. Company Guar. Notes 8.25% due 04/01/12*	10,000	9,950
Containers-Metal/Glass — 0.0%
Ball Corp. Company Guar. Notes 7.13% due 09/01/16	10,000	10,200
Cosmetics & Toiletries — 0.0%
Procter & Gamble Co. Senior Notes 4.60% due 01/15/14	12,000	12,892

Security Description	Principal Amount(19)	Market Value (Note 2)
Direct Marketing — 0.0%
Affinity Group, Inc. Company Guar. Notes 9.00% due 02/15/12	$10,000	$6,900
Diversified Banking Institutions — 1.5%
Bank of America Corp. Senior Notes 4.90% due 05/01/13	90,000	92,265
Bank of America Corp. Senior Notes 5.38% due 09/11/12	90,000	94,215
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	300,000	286,637
Bank of America Corp. Senior Notes 5.65% due 05/01/18	115,000	113,550
Bank of America Corp. Sub. Notes 5.75% due 08/15/16	15,000	14,767
Bank of America Corp. Senior Notes 5.75% due 12/01/17	15,000	14,973
Bank of America Corp. Notes 6.50% due 08/01/16	15,000	15,767
Bank of America Corp. Sub. Notes 7.25% due 10/15/25	4,000	4,049
Bank of America Corp. Senior Notes 7.38% due 05/15/14	55,000	61,197
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	31,000	29,499
Citigroup, Inc. Senior Bonds 5.50% due 08/27/12	150,000	154,496
Citigroup, Inc. Senior Notes 5.50% due 04/11/13	9,000	9,210
Citigroup, Inc. Senior Notes 5.85% due 07/02/13	20,000	20,360
Citigroup, Inc. Senior Notes 5.88% due 05/29/37	50,000	42,400
Citigroup, Inc. Global Sub. Notes 6.00% due 10/31/33	10,000	8,368
Citigroup, Inc. Senior Notes 6.13% due 05/15/18	20,000	19,693
Citigroup, Inc. Sub. Notes 6.13% due 08/25/36	100,000	85,820
Citigroup, Inc. Senior Notes 6.38% due 08/12/14	10,000	10,339

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Citigroup, Inc. Senior Notes 6.50% due 08/19/13	$100,000	$104,975
Citigroup, Inc. Senior Notes 6.88% due 03/05/38	11,000	11,033
Citigroup, Inc. Senior Notes 8.50% due 05/22/19	175,000	197,546
GMAC LLC Senior Notes 6.00% due 12/15/11	5,000	4,688
GMAC LLC Company Guar. Notes 6.88% due 09/15/11*	41,000	38,745
GMAC LLC Sub. Notes 8.00% due 12/31/18*	30,000	22,650
JP Morgan Chase & Co. Sub. Notes 4.89% due 09/01/15(1)	21,000	19,635
JP Morgan Chase & Co. Sub. Notes 5.13% due 09/15/14	255,000	265,662
JP Morgan Chase & Co. Senior Notes 6.30% due 04/23/19	55,000	60,045
Morgan Stanley Sub. Notes 4.75% due 04/01/14	145,000	143,930
Morgan Stanley Senior Notes 5.63% due 09/23/19	110,000	108,163
Morgan Stanley Senior Notes 6.00% due 04/28/15	39,000	41,300
Morgan Stanley Senior Notes 6.63% due 04/01/18	100,000	105,742
The Goldman Sachs Group, Inc. Senior Notes 5.13% due 01/15/15	20,000	20,901
The Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/18	10,000	10,375
The Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/27	125,000	120,165
The Goldman Sachs Group, Inc. Senior Notes 6.00% due 05/01/14	15,000	16,313
The Goldman Sachs Group, Inc. Senior Notes 6.25% due 09/01/17	100,000	105,759
The Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/36	60,000	59,619

Security Description	Principal Amount(19)	Market Value (Note 2)
Diversified Banking Institutions (continued)
The Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	$159,000	$164,093
The Goldman Sachs Group, Inc. Senior Notes 7.50% due 02/15/19	10,000	11,436
		2,710,380
Diversified Financial Services — 0.4%
Capmark Financial Group, Inc. Company Guar. Notes 5.88% due 05/10/12(21)(22)	170,000	40,087
General Electric Capital Corp. Notes 5.63% due 05/01/18	135,000	134,352
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	20,000	18,342
General Electric Capital Corp. Senior Notes 6.00% due 06/15/12	190,000	203,495
General Electric Capital Corp. Senior Notes 6.15% due 08/07/37	33,000	31,316
General Electric Capital Corp. Senior Notes 6.88% due 01/10/39	190,000	198,993
USAA Capital Corp. Notes 3.50% due 07/17/14*	8,000	7,993
		634,578
Diversified Manufacturing Operations — 0.0%
General Electric Co. Senior Notes 5.25% due 12/06/17	9,000	9,236
Textron, Inc. Senior Notes 6.20% due 03/15/15	4,000	4,016
		13,252
Electric-Generation — 0.0%
Edison Mission Energy Senior Notes 7.20% due 05/15/19	15,000	12,150
The AES Corp. Senior Notes 8.00% due 10/15/17	25,000	25,156
The AES Corp. Senior Notes 8.88% due 02/15/11	25,000	25,750
		63,056
Electric-Integrated — 0.6%
Ameren Corp. Senior Notes 8.88% due 05/15/14	14,000	15,737
CenterPoint Energy Houston Electric LLC General Refunding Mtg. 7.00% due 03/01/14	82,000	93,190

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Centerpoint Energy, Inc. Senior Notes 6.50% due 05/01/18	$75,000	$74,951
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/18	155,000	167,451
Commonwealth Edison Co. 1st Mtg. Notes 6.15% due 09/15/17	11,000	12,155
Dominion Resources, Inc. Jr. Sub Notes 6.30% due 09/30/66(1)	34,000	27,200
Energy East Corp. Notes 6.75% due 07/15/36	9,000	10,223
Exelon Generation Co., LLC Senior Notes 5.20% due 10/01/19	60,000	60,657
FirstEnergy Corp. Senior Notes 7.38% due 11/15/31	13,000	14,572
FirstEnergy Solutions Corp. Company Guar. Notes 6.80% due 08/15/39*	11,000	11,659
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	10,000	8,700
Mirant Mid-Atlantic LLC Pass Through Certs. Series B 9.13% due 06/30/17	8,945	9,124
Nevada Power Co. General Refunding Mtg. 7.13% due 03/15/19	29,000	32,986
Ohio Power Co. Senior Notes 5.38% due 10/01/21	20,000	20,293
Pennsylvania Electric Co Senior Notes 5.20% due 04/01/20	20,000	19,938
Pennsylvania Electric Co. Senior Notes 6.15% due 10/01/38	20,000	20,002
Pepco Holdings, Inc. Senior Notes 6.13% due 06/01/17	6,000	6,190
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11	15,000	16,206
Puget Sound Energy, Inc. Senior Sec. Notes 5.76% due 10/01/39	10,000	10,199
Texas Competitive Electric Holdings Co. LLC Company Guar. Notes Series A 10.25% due 11/01/15	10,000	7,200
Toledo Edison Co. 1st Mtg. Notes 7.25% due 05/01/20	6,000	7,066

Security Description	Principal Amount(19)	Market Value (Note 2)
Electric-Integrated (continued)
Union Electric Co. Sec. Notes 6.40% due 06/15/17	$195,000	$215,399
Virginia Electric & Power Co. Senior Notes 8.88% due 11/15/38	170,000	241,824
		1,102,922
Electric-Transmission — 0.1%
ITC Holdings Corp. Senior Notes 6.05% due 01/31/18*	245,000	248,828
Electronic Components-Semiconductors — 0.0%
Amkor Technology, Inc. Senior Notes 7.75% due 05/15/13	5,000	5,006
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	17,000	16,800
Spansion LLC Senior Sec. Notes 3.79% due 06/01/13*†(1)(14)(15)	15,000	15,188
		36,994
Electronics-Military — 0.0%
L-3 Communications Corp. Senior Notes 5.20% due 10/15/19*	8,000	8,020
L-3 Communications Corp. Company Guar. Notes 6.38% due 10/15/15	10,000	10,100
		18,120
Finance-Auto Loans — 0.0%
Ford Motor Credit Co. LLC Senior Notes 7.38% due 10/28/09	30,000	30,008
Ford Motor Credit Co. LLC Senior Notes 7.38% due 02/01/11	15,000	14,922
Ford Motor Credit Co. LLC Notes 7.88% due 06/15/10	9,000	9,039
		53,969
Finance-Commercial — 0.1%
CIT Group, Inc. Senior Notes 5.65% due 02/13/17(21)(22)	44,000	27,513
CIT Group, Inc. Notes 5.85% due 09/15/16(21)(22)	38,000	23,949
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	30,000	29,457
		80,919
Finance-Consumer Loans — 0.0%
SLM Corp. Senior Notes 5.13% due 08/27/12	10,000	8,557

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Credit Card — 0.1%
American Express Co. Senior Notes 8.13% due 05/20/19	$135,000	$159,664
Discover Financial Services Senior Notes 6.45% due 06/12/17	70,000	62,677
FIA Card Services NA Sub. Notes 7.13% due 11/15/12	34,000	36,738
		259,079
Finance-Investment Banker/Broker — 0.9%
Jefferies Group, Inc. Senior Notes 8.50% due 07/15/19	4,000	4,233
JP Morgan Chase Capital XXII Company Guar. Notes 6.45% due 01/15/87	175,000	157,500
Lazard Group LLC Senior Notes 6.85% due 06/15/17	220,000	216,858
Lehman Brothers Holdings Capital Trust VII Company Guar. Notes 5.86% due 05/31/12†(1)(10)(14)(15)	8,000	1
Lehman Brothers Holdings, Inc. Senior Notes 5.50% due 04/04/16†(14)(15)	10,000	1,700
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(14)(15)	11,000	1
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(14)(15)	15,000	1
Merrill Lynch & Co., Inc. Senior Notes 5.45% due 02/05/13	85,000	88,138
Merrill Lynch & Co., Inc. Sub. Notes 5.70% due 05/02/17	10,000	9,791
Merrill Lynch & Co., Inc. Sub. Notes 6.22% due 09/15/26	15,000	14,218
Merrill Lynch & Co., Inc. Senior Notes 6.40% due 08/28/17	76,000	76,970
Morgan Stanley Senior Notes 5.75% due 08/31/12	255,000	272,879
Schwab Capital Trust I Company Guar. Notes 7.50% due 11/15/67(1)	160,000	144,834
The Bear Stearns Cos., Inc. Senior Notes 5.30% due 10/30/15	12,000	12,670
The Bear Stearns Cos., Inc. Senior Notes 5.35% due 02/01/12	75,000	79,672
The Bear Stearns Cos., Inc. Senior Notes 6.40% due 10/02/17	33,000	35,900

Security Description	Principal Amount(19)	Market Value (Note 2)
Finance-Investment Banker/Broker (continued)
The Bear Stearns Cos., Inc. Senior Notes 6.95% due 08/10/12	$225,000	$250,467
The Bear Stearns Cos., Inc. Senior Notes 7.25% due 02/01/18	50,000	57,102
The Goldman Sachs Group, Inc. Senior Notes 5.45% due 11/01/12	175,000	187,421
		1,610,356
Finance-Mortgage Loan/Banker — 0.0%
Countrywide Financial Corp. Company Guar. Notes 4.50% due 06/15/10	40,000	40,423
Countrywide Financial Corp. Sub. Notes 6.25% due 05/15/16	10,000	10,016
Countrywide Home Loans, Inc. Company Guar. Notes 4.00% due 03/22/11	10,000	10,163
		60,602
Finance-Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp. Senior Sec. Notes 3.88% due 09/16/15	10,000	10,108
Food-Misc. — 0.1%
HJ Heinz Finance Co. Company Guar. Notes 7.13% due 08/01/39*	8,000	9,469
Kraft Foods, Inc. Senior Notes 6.25% due 06/01/12	175,000	190,302
		199,771
Gambling (Non-Hotel) — 0.0%
Downstream Development Authority Senior Sec. Notes 12.00% due 10/15/15*	10,000	7,750
Gas-Distribution — 0.1%
Energen Corp. Notes 7.63% due 12/15/10	200,000	209,024
Sempra Energy Senior Notes 6.50% due 06/01/16	10,000	11,054
		220,078
Home Furnishings — 0.0%
Simmons Co. Senior Disc. Notes 10.00% due 12/15/14(2)(22)	1,000	250
Independent Power Producers — 0.0%
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	10,000	9,675

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Industrial Gases — 0.0%
Airgas, Inc. Company Guar. Notes 4.50% due 09/15/14	$8,000	$8,142
Insurance Brokers — 0.0%
Marsh & McLennan Cos., Inc. Senior Notes 5.15% due 09/15/10	20,000	20,410
USI Holdings Corp. Senior Sub. Notes 9.75% due 05/15/15*	10,000	8,863
		29,273
Insurance-Life/Health — 0.4%
Americo Life, Inc. Notes 7.88% due 05/01/13*	19,000	15,200
Genworth Financial, Inc. Notes 5.75% due 06/15/14	10,000	8,966
Monumental Global Funding II Senior Sec. Notes 5.65% due 07/14/11*	18,000	18,406
Pacific Life Insurance Co. Notes 9.25% due 06/15/39*	159,000	182,317
Principal Financial Group, Inc. Senior Notes 8.88% due 05/15/19	140,000	167,742
Prudential Financial, Inc. Notes 4.75% due 09/17/15	18,000	17,874
Prudential Financial, Inc. Senior Notes 6.20% due 01/15/15	19,000	20,101
Prudential Financial, Inc. Senior Notes 7.38% due 06/15/19	195,000	217,622
Torchmark Corp. Senior Notes 9.25% due 06/15/19	10,000	11,243
Unum Group Senior Notes 7.13% due 09/30/16	10,000	10,118
		669,589
Insurance-Multi-line — 0.7%
Allstate Corp. Senior Notes 7.45% due 05/16/19	255,000	303,933
Hartford Financial Services Group, Inc. Senior Notes 5.38% due 03/15/17	65,000	59,510
Hartford Financial Services Group, Inc. Senior Notes 5.95% due 10/15/36	19,000	15,516
Hartford Financial Services Group, Inc. Senior Notes 6.00% due 01/15/19	135,000	128,025

Security Description	Principal Amount(19)	Market Value (Note 2)
Insurance-Multi-line — 0.7%
MetLife, Inc. Senior Notes 6.75% due 06/01/16	$10,000	$11,160
MetLife, Inc. Notes 7.72% due 02/15/19	205,000	241,342
Metropolitan Life Global Funding I Notes 2.88% due 09/17/12*	20,000	20,049
Metropolitan Life Global Funding I Notes 5.13% due 06/10/14*	19,000	19,849
Nationwide Mutual Insurance Notes 9.38% due 08/15/39*	163,000	173,702
Symetra Financial Corp. Senior Notes 6.13% due 04/01/16*	65,000	55,109
The Allstate Corp. Senior Notes 7.20% due 12/01/09	33,000	33,248
Unitrin, Inc. Senior Notes 4.88% due 11/01/10	195,000	193,055
		1,254,498
Insurance-Mutual — 0.2%
Liberty Mutual Group, Inc. Notes 6.50% due 03/15/35*	10,000	8,078
Liberty Mutual Group, Inc. Company Guar. Bonds 10.75% due 06/15/88*(1)	26,000	24,700
Liberty Mutual Insurance Co. Sub. Notes 7.70% due 10/15/97*	370,000	284,218
Massachusetts Mutual Life Insurance Co. Notes 8.88% due 06/01/39*	95,000	116,425
		433,421
Insurance-Property/Casualty — 0.5%
ACE Capital Trust II Company Guar. Notes 9.70% due 04/01/30	180,000	179,219
Everest Reinsurance Holdings, Inc. Jr. Sub. Bonds 6.60% due 05/01/67(1)	230,000	156,400
Everest Reinsurance Holdings, Inc. Senior Notes 8.75% due 03/15/10	175,000	179,668
Markel Corp. Senior Notes 7.13% due 09/30/19	10,000	10,373
Navigators Group, Inc. Senior Notes 7.00% due 05/01/16	114,000	110,281
W.R. Berkley Corp. Senior Notes 5.60% due 05/15/15	210,000	204,012

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Property/Casualty (continued)
W.R. Berkley Corp. Senior Notes 6.25% due 02/15/37	$8,000	$7,232
		847,185
Investment Management/Advisor Services — 0.1%
Ameriprise Financial, Inc. Senior Notes 5.35% due 11/15/10	1,000	1,018
Eaton Vance Corp. Senior Notes 6.50% due 10/02/17	200,000	216,005
		217,023
Medical Labs & Testing Services — 0.2%
Quest Diagnostics, Inc. Company Guar. Notes 6.95% due 07/01/37	125,000	143,362
Roche Holdings, Inc. Company Guar. Notes 6.00% due 03/01/19*	265,000	294,982
		438,344
Medical Products — 0.0%
CareFusion Corp. Senior Notes 4.13% due 08/01/12*	10,000	10,265
Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 5.85% due 06/01/17	20,000	21,997
Amgen, Inc. Senior Notes 6.40% due 02/01/39	105,000	120,358
		142,355
Medical-Drugs — 0.0%
Axcan Intermediate Holdings, Inc. Senior Notes 9.25% due 03/01/15	5,000	5,275
Merck & Co., Inc. Senior Notes 4.00% due 06/30/15	8,000	8,406
		13,681
Medical-Generic Drugs — 0.0%
Watson Pharmaceuticals, Inc. Senior Notes 6.13% due 08/15/19	19,000	19,982
Medical-HMO — 0.0%
WellPoint, Inc. Senior Notes 5.00% due 01/15/11	6,000	6,184
Medical-Hospitals — 0.0%
Community Health Systems, Inc. Company Guar. Notes 8.88% due 07/15/15	15,000	15,375
HCA, Inc. Senior Notes 7.50% due 11/15/95	25,000	17,687

Security Description	Principal Amount(19)	Market Value (Note 2)
Medical-Hospitals (continued)
HCA, Inc. Senior Notes 8.50% due 04/15/19*	$25,000	$26,125
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.75% due 06/15/14	8,000	8,000
		67,187
Medical-Wholesale Drug Distribution — 0.1%
AmerisourceBergen Corp. Company Guar. Notes 5.88% due 09/15/15	190,000	204,636
Metal-Aluminum — 0.0%
Alcoa, Inc. Senior Notes 6.50% due 06/15/18	19,000	18,398
Metal-Copper — 0.0%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	11,000	11,701
Multimedia — 0.5%
AOL Time Warner, Inc. Company Guar. Bonds 7.63% due 04/15/31	45,000	50,433
News America, Inc. Company Guar. Notes 6.15% due 03/01/37	11,000	10,763
News America, Inc. Company Guar. Notes 6.90% due 03/01/19	230,000	256,652
News America, Inc. Company Guar. Notes 6.90% due 08/15/39*	10,000	10,646
Time Warner Entertainment Co. LP Senior Debentures 8.38% due 03/15/23	135,000	161,938
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	18,000	21,634
Time Warner, Inc. Bonds 6.63% due 05/15/29	230,000	236,000
Viacom, Inc. Senior Notes 6.13% due 10/05/17	215,000	230,218
		978,284
Non-Hazardous Waste Disposal — 0.0%
Waste Management, Inc. Company Guar. Notes 6.38% due 11/15/12	8,000	8,755
Waste Management, Inc. Company Guar. Notes 7.75% due 05/15/32	10,000	12,150
		20,905
Office Automation & Equipment — 0.2%
Pitney Bowes, Inc. Senior Notes 5.25% due 01/15/37	10,000	10,326

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Office Automation & Equipment (continued)
Xerox Corp. Senior Notes 5.50% due 05/15/12	$180,000	$188,741
Xerox Corp. Senior Notes 6.35% due 05/15/18	10,000	10,396
Xerox Corp. Senior Notes 8.25% due 05/15/14	55,000	62,518
		271,981
Oil Companies-Exploration & Production — 0.3%
Chesapeake Energy Corp. Company Guar. Notes 7.50% due 09/15/13	50,000	49,687
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/24	23,000	24,625
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16	30,000	25,613
XTO Energy, Inc. Senior Notes 5.50% due 06/15/18	240,000	247,675
XTO Energy, Inc. Senior Notes 6.75% due 08/01/37	120,000	133,492
		481,092
Oil Companies-Integrated — 0.2%
ConocoPhillips Company Guar. Notes 6.00% due 01/15/20	210,000	232,733
ConocoPhillips Holding Co. Senior Notes 6.95% due 04/15/29	9,000	10,562
Hess Corp. Senior Notes 7.13% due 03/15/33	15,000	16,504
		259,799
Oil Refining & Marketing — 0.0%
Valero Energy Corp. Senior Notes 6.63% due 06/15/37	10,000	8,931
Paper & Related Products — 0.1%
Georgia-Pacific LLC Company Guar. Notes 7.00% due 01/15/15*	10,000	9,850
Georgia-Pacific LLC Company Guar. Notes 7.13% due 01/15/17*	5,000	4,887
International Paper Co. Senior Notes 9.38% due 05/15/19	50,000	58,545
MeadWestvaco Corp. Senior Notes 7.38% due 09/01/19	165,000	172,846
		246,128

Security Description	Principal Amount(19)	Market Value (Note 2)
Pharmacy Services — 0.1%
Express Scripts, Inc. Senior Notes 6.25% due 06/15/14	$90,000	$98,905
Express Scripts, Inc. Senior Notes 7.25% due 06/15/19	7,000	8,221
		107,126
Pipelines — 0.2%
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	45,000	43,875
Dynegy-Roseton Danskammer Pass Through Certs. Series B 7.67% due 11/08/16	10,000	9,187
Enterprise Products Operating LLC Company Guar. Notes 4.60% due 08/01/12	10,000	10,362
NGPL PipeCo LLC Senior Notes 6.51% due 12/15/12*	250,000	274,276
ONEOK, Inc. Senior Notes 6.00% due 06/15/35	9,000	8,884
Plains All American Pipeline, LP Senior Notes 4.25% due 09/01/12	17,000	17,476
Plains All American Pipeline, LP Company Guar. Notes 5.75% due 01/15/20	10,000	10,077
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	25,000	27,042
		401,179
Property Trust — 0.2%
WEA Finance LLC Senior Notes 7.13% due 04/15/18*	195,000	203,279
WEA Finance LLC/WT Finance Australia Property, Ltd. Company Guar. Notes 6.75% due 09/02/19*	70,000	70,805
		274,084
Publishing-Periodicals — 0.0%
The Reader's Digest Association, Inc. Company Guar. Notes 9.00% due 02/15/17†(14)(15)	15,000	338
Real Estate Investment Trusts — 0.9%
AvalonBay Communities, Inc. Senior Notes 5.70% due 03/15/17	80,000	81,705
Brandywine Operating Partnership LP Company Guar. Notes 5.75% due 04/01/12	58,000	58,410

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
Brandywine Operating Partnership LP Company Guar. Notes 7.50% due 05/15/15	$100,000	$100,046
Health Care Property Investors, Inc. Senior Notes 5.65% due 12/15/13	160,000	158,293
Kimco Realty Corp. Notes 5.58% due 11/23/15	170,000	165,947
Kimco Realty Corp. Senior Sub. Notes 5.70% due 05/01/17	35,000	32,764
Liberty Property LP Senior Notes 8.50% due 08/01/10	185,000	191,051
Realty Income Corp. Senior Notes 6.75% due 08/15/19	190,000	185,057
Simon Property Group LP Notes 5.30% due 05/30/13	125,000	127,798
Simon Property Group LP Senior Notes 6.75% due 05/15/14	55,000	58,987
Simon Property Group LP Senior Notes 10.35% due 04/01/19	90,000	112,001
United Dominion Realty Trust, Inc. Senior Notes 6.05% due 06/01/13	270,000	273,532
		1,545,591
Real Estate Operations & Development — 0.1%
ERP Operating LP Notes 5.75% due 06/15/17	150,000	148,579
Regency Centers LP Company Guar. Notes 4.95% due 04/15/14	110,000	100,938
		249,517
Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14†(9)(14)(15)	10,000	10
Rental Auto/Equipment — 0.1%
Erac USA Finance Co. Company Guar. Notes 7.00% due 10/15/37*	180,000	168,500
Research & Development — 0.0%
Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	10,000	7,450
Retail-Discount — 0.0%
Wal-Mart Stores, Inc. Senior Notes 3.20% due 05/15/14	5,000	5,105

Security Description	Principal Amount(19)	Market Value (Note 2)
Retail-Drug Store — 0.1%
CVS Caremark Corp. Notes 6.60% due 03/15/19	$105,000	$118,363
CVS Caremark Corp. Pass Through Certs. 6.94% due 01/10/30	135,275	136,650
		255,013
Retail-Regional Department Stores — 0.0%
Macy's Retail Holdings, Inc. Company Guar. Notes 6.65% due 07/15/24	5,000	3,943
Schools — 0.0%
Princeton University Senior Notes 5.70% due 03/01/39	13,000	14,293
Special Purpose Entities — 0.2%
Capital One Capital V Company Guar. Notes 10.25% due 08/15/39	80,000	88,402
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	10,000	7,900
Farmers Exchange Capital Notes 7.05% due 07/15/28*	270,000	241,726
TECO Finance, Inc. Company Guar. Notes 6.57% due 11/01/17	8,000	8,258
		346,286
Steel-Producers — 0.0%
Reliance Steel & Aluminum Co. Company Guar. Notes 6.85% due 11/15/36	20,000	17,367
Ryerson, Inc. Company Guar. Notes 7.86% due 11/01/14(1)	10,000	8,750
		26,117
Telecom Services — 0.2%
Bellsouth Telecommunications, Inc. Senior Notes 7.00% due 12/01/95	31,000	30,781
Embarq Corp. Senior Notes 8.00% due 06/01/36	4,000	4,180
Qwest Corp. Senior Notes 7.50% due 10/01/14	20,000	20,200
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/30	170,000	205,389
		260,550
Telephone-Integrated — 0.3%
AT&T, Inc. Notes 5.10% due 09/15/14	130,000	140,162
AT&T, Inc. Senior Notes 5.63% due 06/15/16	10,000	10,758

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
AT&T, Inc. Senior Notes 6.30% due 01/15/38	$85,000	$89,050
BellSouth Corp. Senior Notes 6.88% due 10/15/31	10,000	10,933
CenturyTel, Inc. Senior Notes 7.60% due 09/15/39	19,000	18,934
Citizens Communications Co. Senior Notes 9.00% due 08/15/31	5,000	4,900
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/28	14,000	11,690
Verizon Communications, Inc. Notes 6.40% due 02/15/38	130,000	138,906
Verizon Pennsylvania, Inc. Senior Notes 8.35% due 12/15/30	10,000	11,602
Verizon Virginia, Inc. Senior Notes 4.63% due 03/15/13	10,000	10,388
		447,323
Television — 0.1%
Allbritton Communications Co. Senior Sub. Notes 7.75% due 12/15/12	2,000	1,880
CBS Corp. Company Guar. Notes 8.20% due 05/15/14	175,000	190,511
Paxson Communications Corp. Senior Sec. Notes 7.38% due 01/15/13*†(1)(9)(14)(15)	11,593	145
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11†(14)(15)	5,000	6
		192,542
Tobacco — 0.2%
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/19	60,000	73,317
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/18	135,000	167,678
Philip Morris International, Inc. Senior Notes 4.88% due 05/16/13	80,000	84,986
Philip Morris International, Inc. Notes 6.38% due 05/16/38	80,000	92,630
		418,611
Transactional Software — 0.0%
Open Solutions, Inc. Company Guar. Notes 9.75% due 02/01/15*	10,000	6,913

Security Description	Principal Amount(19)	Market Value (Note 2)
Transport-Air Freight — 0.0%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	$63,179	$47,384
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 07/02/21	21,789	15,688
		63,072
Transport-Equipment & Leasing — 0.0%
GATX Corp. Notes 4.75% due 10/01/12	17,000	17,103
Transport-Rail — 0.0%
CSX Corp. Senior Notes 6.15% due 05/01/37	10,000	10,592
CSX Corp. Senior Notes 7.90% due 05/01/17	17,000	20,103
Union Pacific Corp. Senior Notes 5.75% due 11/15/17	27,000	28,944
		59,639
Transport-Services — 0.0%
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	15,000	14,081
Total U.S. Corporate Bonds & Notes (cost $23,916,366)		25,087,855
FOREIGN CORPORATE BONDS & NOTES — 2.7%
Auto-Heavy Duty Trucks — 0.0%
Volvo Treasury AB Notes 5.95% due 04/01/15*	10,000	9,991
Banks-Commercial — 0.2%
Barclays Bank PLC Senior Notes 5.00% due 09/22/16	125,000	126,596
Barclays Bank PLC Jr. Sub. 5.93% due 12/15/16*(1)(10)	30,000	22,200
Caisse Nationale des Caisses d'Epargne et de Prevoyance Notes 3.61% due 12/30/09(1)(10)	23,000	14,030
Lloyds Banking Group PLC Jr. Sub. 5.92% due 10/01/15*(1)(10)	5,000	8,550
Overseas-Chinese Banking Corp. Sub. Notes 7.75% due 09/06/11*	170,000	184,880
Rabobank Nederland NV Senior Notes 4.20% due 05/13/14*	20,000	20,832
Westpac Banking Corp. Sub. Notes 0.84% due 03/31/10(1)(10)	40,000	24,000

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)
Westpac Banking Corp. Senior Notes 4.20% due 02/27/15	$10,000	$10,164
		411,252
Banks-Money Center — 0.1%
Bank of Scotland PLC Senior Sub. Notes 1.50% due 11/30/09(1)(10)	40,000	18,382
KBC Internationale Financieringsmaatschappij NV Bank Guar. Notes 6.00% due 02/07/10(1)	11,000	7,193
Mizuho Financial Group Cayman, Ltd. Bank Guar. Notes 5.79% due 04/15/14*	200,000	212,475
		238,050
Brewery — 0.3%
CIA Brasileira de Bebidas Notes 8.75% due 09/15/13	220,000	257,400
SABMiller PLC Notes 6.50% due 07/01/16*	180,000	195,103
		452,503
Building Products-Cement — 0.0%
Holcim Capital Corp., Ltd. Company Guar. Notes 6.88% due 09/29/39*	12,000	12,366
Cellular Telecom — 0.2%
Rogers Communications, Inc. Company Guar. Notes 6.80% due 08/15/18	215,000	241,285
Vodafone Group PLC Senior Notes 4.15% due 06/10/14	5,000	5,135
Vodafone Group PLC Senior Notes 5.38% due 01/30/15	5,000	5,358
Vodafone Group PLC Senior Notes 5.45% due 06/10/19	19,000	19,783
		271,561
Containers-Metal/Glass — 0.0%
Consumers International, Inc. Senior Notes 10.25% due 04/01/05†(6)(8)	25,000	0
Diversified Banking Institutions — 0.2%
Credit Agricole SA Jr. Sub. 6.64% due 05/31/17*(1)(10)	5,000	3,550
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/38	330,000	370,296
		373,846

Security Description	Principal Amount(19)	Market Value (Note 2)
Diversified Manufacturing Operations — 0.0%
Bombardier, Inc. Senior Notes 8.00% due 11/15/14*	$4,000	$4,100
Diversified Minerals — 0.0%
Teck Resources, Ltd. Senior Sec. Notes 10.25% due 05/15/16	5,000	5,650
Vale Overseas, Ltd. Company Guar. Notes 5.63% due 09/15/19	7,000	7,120
		12,770
Electric-Generation — 0.1%
Abu Dhabi National Energy Co. Notes 6.50% due 10/27/36*	215,000	207,596
Electric-Integrated — 0.3%
Electricite de France Notes 6.50% due 01/26/19*	151,000	173,018
Electricite de France Notes 6.95% due 01/26/39*	18,000	22,301
Empresa Nacional de Electricidad SA Bonds 7.33% due 02/01/37	24,000	25,400
Enel Finance International SA Company Guar. Notes 6.80% due 09/15/37*	230,000	266,972
		487,691
Finance-Investment Banker/Broker — 0.0%
Macquarie Group, Ltd. Notes 7.30% due 08/01/14*	20,000	21,339
Finance-Other Services — 0.0%
BP Capital Markets PLC Company Guar. Notes 3.88% due 03/10/15	30,000	30,992
Iberdrola Finance Ireland, Ltd. Company Guar. Notes 5.00% due 09/11/19*	11,000	11,077
		42,069
Insurance-Multi-line — 0.0%
Aegon NV Sub. Notes 3.60% due 07/15/14(1)(10)	18,000	8,433
XL Capital, Ltd. Senior Notes 5.25% due 09/15/14	21,000	20,615
XL Capital, Ltd. Senior Notes 6.38% due 11/15/24	14,000	11,305
		40,353
Investment Companies — 0.0%
Xstrata Finance Canada, Ltd. Company Guar. Notes 6.90% due 11/15/37*	14,000	13,177

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Medical-Drugs — 0.0%
Elan Finance PLC Company Guar. Bonds 7.75% due 11/15/11	$11,000	$11,206
Metal-Diversified — 0.1%
Inco, Ltd. Bonds 7.20% due 09/15/32	100,000	104,608
Noranda, Inc. Notes 6.00% due 10/15/15	13,000	13,216
		117,824
Oil Companies-Exploration & Production — 0.2%
Devon Financing Corp. ULC
Company Guar. Bonds 7.88% due 09/30/31	140,000	173,411
Nexen, Inc. Senior Notes 5.88% due 03/10/35	31,000	28,392
Nexen, Inc. Senior Notes 6.20% due 07/30/19	35,000	36,301
Nexen, Inc. Bonds 6.40% due 05/15/37	10,000	9,735
Talisman Energy, Inc. Senior Notes 7.75% due 06/01/19	20,000	23,517
		271,356
Oil Companies-Integrated — 0.0%
Total Capital SA Company Guar. Notes 3.13% due 10/02/15	20,000	19,921
Satellite Telecom — 0.0%
Intelsat Intermediate Holding Co., Ltd. Company Guar. Notes 9.50% due 02/01/15(2)	10,000	9,975
Intelsat Subsidiary Holding Co., Ltd. Company Guar. Notes 8.50% due 01/15/13	15,000	15,187
		25,162
Special Purpose Entity — 0.1%
UFJ Finance Aruba AEC Bank Guar. Bonds 6.75% due 07/15/13	185,000	205,577
Steel-Producers — 0.1%
ArcelorMittal Senior Notes 6.13% due 06/01/18	123,000	121,174
ArcelorMittal Senior Notes 9.85% due 06/01/19	45,000	53,059
		174,233
Telephone-Integrated — 0.7%
British Telecom PLC Senior Notes 5.15% due 01/15/13	175,000	182,316

Security Description	Principal Amount(19)		Market Value (Note 2)
Telephone-Integrated (continued)
Deutsche Telekom International Finance BV Company Guar. Bonds 8.25% due 06/15/30		$175,000	$226,629
Deutsche Telekom International Finance BV Company Guar. Bonds 8.50% due 06/15/10		170,000	178,193
France Telecom SA Bonds 7.75% due 03/01/11		100,000	108,277
France Telecom SA Notes 8.50% due 03/01/31		145,000	200,489
Telecom Italia Capital SA Company Guar. Notes 4.95% due 09/30/14		61,000	63,122
Telecom Italia Capital SA Company Guar. Bonds 6.20% due 07/18/11		200,000	212,984
Telecom Italia Capital SA Company Guar. Bonds 7.72% due 06/04/38		105,000	124,683
Telefonica Emisiones SAU Company Guar. Notes 5.88% due 07/15/19		20,000	21,730
			1,318,423
Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 9.50% due 11/15/18*		95,000	123,218
Transport-Rail — 0.0%
Canadian National Railway Co. Senior Notes 6.90% due 07/15/28		10,000	12,050
Total Foreign Corporate Bonds & Notes (cost $4,527,605)			4,877,634
FOREIGN GOVERNMENT AGENCIES — 0.7%
Sovereign — 0.7%
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/17	BRL	2,250,000	1,144,052
Federal Republic of Brazil Notes 8.00% due 01/15/18		141,667	164,050
Total Foreign Government Agencies (cost $1,015,855)			1,308,102
LOANS — 0.1%
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co. BTL-B 3.25% due 12/15/13(1)(11)(12)		11,923	10,631
Ford Motor Co. BTL-B 3.51% due 12/15/13(1)(11)(12)		182,094	162,356
Total Loans (cost $194,017)			172,987

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
MUNICIPAL BONDS & NOTES — 0.3%
Municipal Bonds — 0.3%
California State Build America General Obligation Bonds 7.55% due 04/01/39	$400,000	$444,588
New Jersey State Turnpike Authority Revenue Bonds 7.41% due 01/01/40	145,000	178,756
Total Municipal Bonds & Notes (cost $560,391)		623,344
U.S. GOVERNMENT AGENCIES — 10.8%
Federal Home Loan Mtg. Corp. — 3.6%
4.50% due 01/01/39	50,168	50,827
5.00% due 05/01/20	777,189	822,546
5.00% due 05/01/34	165,295	171,553
5.00% due 07/01/35	215,687	223,649
5.00% due 08/01/35	166,038	172,169
5.00% due 12/01/35	269,960	279,926
5.00% due 01/01/36	325,082	337,083
5.00% due 04/01/36	2,866,722	2,972,551
5.00% due 07/01/36	125,191	129,636
5.00% due 03/01/38	63,826	66,052
5.50% due 07/01/34	55,825	58,698
5.50% due 05/01/37	54,814	57,455
5.50% due 09/01/37	90,458	94,816
5.50% due 07/01/38	47,488	49,776
5.95% due 10/01/36(1)	137,571	145,552
6.00% due 08/01/26	242,616	258,655
6.00% due 12/01/33	70,345	74,900
6.00% due 12/01/36	53,205	56,318
6.50% due 05/01/16	4,043	4,312
6.50% due 05/01/29	8,096	8,726
6.50% due 03/01/36	39,666	42,345
6.50% due 05/01/36	1,141	1,218
7.00% due 04/01/32	14,145	15,507
7.50% due 08/01/23	690	774
7.50% due 08/01/25	2,147	2,410
Federal Home Loan Mtg. Corp., REMIC Series 2635, Class NJ 3.00% due 03/15/17(5)	77,723	79,336
Series 2586, Class NK 3.50% due 08/15/16(5)	28,480	29,174
Series 3102, Class PG 5.00% due 11/15/28(5)	78,000	81,935
Series 3317, Class PD 5.00% due 09/15/31(5)	100,000	105,475
Series 3349, Class HB 5.50% due 06/15/31(5)	87,000	92,082
Series 1577, Class PK 6.50% due 09/15/23(5)	40,000	43,521
Series 1226, Class Z 7.75% due 03/15/22(5)	2,124	2,300
		6,531,277
Federal National Mtg. Assoc. — 5.4%
4.50% due 01/01/39	47,824	48,511
4.56% due 01/01/15	600,602	631,948
4.85% due 11/01/15	614,174	653,417
5.00% due 03/15/16	18,000	19,879
5.00% due 03/01/18	22,722	24,140
5.00% due 06/01/19	10,233	10,846

Security Description		Principal Amount(19)	Market Value (Note 2)
Federal National Mtg. Assoc. (continued)
5.00% due 03/01/20		$46,773	$49,575
5.00% due 05/01/35		21,966	22,770
5.00% due 10/01/35		2,181,580	2,261,434
5.00	% due October TBA	300,000	309,844
5.50% due 03/01/18		43,366	46,412
5.50% due 05/01/20		203,927	216,911
5.50% due 06/01/20		149,829	159,369
5.50% due 11/01/22		44,177	46,790
5.50% due 06/01/34		44,469	46,730
5.50% due 06/01/35		1,157,253	1,215,357
5.50% due 12/01/35		105,429	110,722
5.50% due 02/01/36(1)		43,067	45,288
5.50% due 06/01/36		678,695	714,256
5.50% due 11/01/36		37,660	39,498
5.50% due 12/01/36		46,890	49,178
5.50% due 05/01/37		68,227	71,504
5.50% due 07/01/38		180,000	188,560
5.50	% due October TBA	430,000	449,753
5.92% due 10/01/11		426,486	452,461
6.00% due 06/01/17		21,285	22,860
6.00% due 06/01/21		710,097	758,639
6.00% due 12/01/33		69,980	74,468
6.00% due 05/01/34		52,805	56,109
6.00% due 08/01/34		15,085	16,043
6.06% due 09/01/11		205,884	220,989
6.38% due 08/01/11		271,704	284,612
6.50% due 09/01/32		62,870	67,843
6.50% due 07/01/36		35,466	37,989
7.00% due 06/01/37		429,562	469,234
Federal National Mtg. Assoc., REMIC Series 2005-12, Class BE 5.00% due 11/25/30(5)		95,000	100,330
			9,994,269
Government National Mtg. Assoc. — 1.8%
4.50	% due October TBA	3,000,000	3,044,064
6.00% due 11/15/28		115,445	123,257
6.00% due 09/15/38		73,585	77,840
7.00% due 07/15/33		36,981	40,432
7.50% due 01/15/32		11,707	13,126
8.50% due 11/15/17		2,107	2,287
9.00% due 11/15/21		688	787
Government National Mtg. Assoc., REMIC Series 2005-74 Class HB 7.50% due 09/16/35(5)		3,096	3,491
Series 2005-74 Class HC 7.50% due 09/16/35(5)		18,888	21,168
			3,326,452
Total U.S. Government Agencies (cost $18,924,899)			19,851,998
U.S. GOVERNMENT TREASURIES — 1.9%
United States Treasury Bonds — 0.4%
3.50% due 02/15/39		23,000	20,837
4.25% due 05/15/39		27,000	27,932
4.38% due 02/15/38		597,000	628,902
4.50% due 05/15/38		13,000	13,989
5.25% due 11/15/28		31,000	35,989
8.13% due 08/15/19		8,000	11,148
			738,797

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Shares/ Principal Amount(19)	Market Value (Note 2)
U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes — 1.5%
1.50% due 10/31/10	$350,000	$353,910
1.88% due 06/15/12	300,000	304,687
2.63% due 05/31/10(16)	850,000	863,215
2.63% due 06/30/14	296,000	301,272
3.00% due 08/31/16	5,000	5,030
3.25% due 06/30/16	300,000	307,289
3.63% due 08/15/19	4,000	4,106
3.75% due 11/15/18	65,000	67,260
4.50% due 03/31/12	500,000	540,625
		2,747,394
Total U.S. Government Treasuries (cost $3,504,305)		3,486,191
EXCHANGE TRADED FUND — 0.6%
Commodity Fund — 0.6%
United States Natural Gas Fund, LP† (cost $1,050,115)	93,500	1,097,690
Total Long-Term Investment Securities (cost $152,799,450)		168,793,380
REPURCHASE AGREEMENTS — 10.5%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 09/30/09, to be repurchased 10/01/09 in the amount of $1,917,001 and collateralized by $1,960,000 of United States Treasury Bills, bearing interest at 0.17%, due 03/18/10 and having an approximate value of $1,958,432	1,917,000	1,917,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 09/30/09, to be repurchased 10/01/09 in the amount of $1,533,000 and collateralized by $1,570,000 of Federal Home Loan Mtg. Notes, bearing interest at 0.66%, due 04/01/11 and having an approximate value of $1,571,962	1,533,000	1,533,000
Banc of America Securities Joint Repurchase Agreement(17)	9,800,000	9,800,000
State Street Bank & Trust Co. Joint Repurchase Agreement(17)	6,115,000	6,115,000
Total Repurchase Agreements (cost $19,365,000)		19,365,000
TOTAL INVESTMENTS (cost $172,164,450)(18)	102.5%	188,158,380
Liabilities in excess of other assets	(2.5)	(4,538,593)
NET ASSETS	100.0%	$183,619,787

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2009, the aggregate value of these securities was $7,280,293 representing 4.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)  Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of September 30, 2009.

(2)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.

(3)  Commercial Mortgage Backed Security

(4)  Variable Rate Security — the rate reflected is as of September 30, 2009, maturity date reflects the stated maturity date.

(5)  Collateralized Mortgage Obligation

(6)  Fair valued security. Securities are classified as Level 3 disclosures based on the securities valuation inputs; see Note 2.

(7)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contactual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2009, the Multi-Managed Moderate Growth Portfolio held the following restricted securities:

Name	Acquisition Date	Principal Amount	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
ICO North America, Inc. Notes 7.50% due 08/15/09	08/11/2005	$5,000	$5,000	$1,750	$35.00	0.00%

(8)  Illiquid security. At September 30, 2009, the aggregate value of these securities was $1,750 representing 0.0% of net assets.

(9)  Income may be received in cash or additional shares at the discretion of the issuer.

(10)  Perpetual maturity — maturity date reflects the next call date.

(11)  The Portfolio invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

(12)  Senior Loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(13)  PIK ("Payment-in-Kind") security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.

(14)  Company has filed Chapter 11 bankruptcy protection.

(15)  Bond in default

(16)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(17)  See Note 2 for details of Joint Repurchase Agreements.

(18)  See Note 3 for cost of investments on a tax basis.

(19)  Denominated in United States dollars unless otherwise indicated.

(20)  Bond is in default and did not pay principal at maturity.

(21)  Bond is in default of interest subsequent to September 30, 2009.

(22)  Subsequent to September 30, 2009, the company has filed Chapter 11 bankruptcy protection.

ADR — American Depository Receipt

BTL — Bank Term Loan

FDIC — Federal Deposit Insurance Corporation

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Market Value at Trade Date	Market Value as of September 30, 2009	Unrealized Appreciation (Depreciation)
38	Long	Australian 10 YR Bonds	December 2009	$25,023,319	$24,995,258	$(28,061)
16	Short	Long Gilt Futures	December 2009	3,021,605	3,033,903	(12,298)
30	Long	U.S. Treasury 2 YR Notes	December 2009	6,479,582	6,509,063	29,481
5	Long	U.S. Treasury 5 YR Notes	December 2009	578,421	580,469	2,048
22	Short	U.S. Treasury 10 YR Notes	December 2009	2,567,593	2,603,219	(35,626)
46	Short	U.S. Treasury Long Bonds	December 2009	5,503,771	5,583,250	(79,479)
						$(123,935)

Open Forward Foreign Currency Contracts

Contract to Deliver			In Exchange For		Delivery Date	Gross Unrealized Appreciation
*	USD	310,800	BRL	600,000	12/16/2009	$23,633
	USD	793,998	MXN	10,900,000	12/16/2009	5,291
						28,924
Contract to Deliver			In Exchange For		Delivery Date	Gross Unrealized (Depreciation)
*	BRL	2,543,000	USD	1,374,673	12/16/2009	$(42,767)
	JPY	54,000,000	USD	585,988	12/16/2009	(15,880)
	USD	583,049	GBP	350,000	12/16/2009	(23,818)
	USD	603,403	INR	28,900,000	10/28/2009	(3,640)
						(86,105)
Net Unrealized Appreciation (Depreciation)						$(57,181)

*  Represents offsetting or partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

BRL — Brazilian Real

GBP — Pound Sterling

INR — Indian Rupee

MXN — Mexican Peso

JPY — Japanese Yen

USD — United States Dollar

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2009 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock
Computers	$12,209,784	$—	$—	$12,209,784
Other Industries*	83,842,107	—	—	83,842,107
Preferred Stocks	672,345	—	—	672,345
Asset Backed Securities	—	15,334,301	227,292	15,561,593
Convertible Bonds & Notes	—	—	1,750	1,750
U.S. Corporate Bonds & Notes	—	24,982,108	105,747	25,087,855
Foreign Corporate Bonds & Notes	—	4,877,634	0	4,877,634
Foreign Government Agencies	—	1,308,102	—	1,308,102
Loans	—	172,987	—	172,987
Municipal Bonds & Notes	—	623,344	—	623,344
U.S. Government Agencies	—	19,851,998	—	19,851,998
U.S. Government Treasuries	3,486,191	—	—	3,486,191
Exchange Traded Fund	1,097,690	—	—	1,097,690
Repurchase Agreements	—	19,365,000	—	19,365,000
Other Financial Instruments+
Open Futures Contracts - Appreciation	31,529	—	—	31,529
Open Futures Contracts - Depreciation	(155,464)	—	—	(155,464)
Open Forward Foreign Currency Contracts - Appreciation	—	28,924	—	28,924
Open Forward Foreign Currency Contracts - Depreciation	—	(86,105)	—	(86,105)
Total	$101,184,182	$86,458,293	$334,789	$187,977,264

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Asset Backed Securities	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes
Balance as of 3/31/2009	$133,250	$1,000	$100,866	$0
Accrued discounts/premiums	—	—	161	—
Realized gain(loss)	2	—	2,472	—
Change in unrealized appreciation(depreciation)	49,048	750	10,155	—
Net purchases(sales)	44,992	—	(5,228)	—
Transfers in and/or out of Level 3	—	—	(2,679)	—
Balance as of 9/30/2009	$227,292	$1,750	$105,747	$0

See Notes to Financial Statements

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO PROFILE — September 30, 2009 (unaudited)

Industry Allocation*
Diversified Financial Services	14.0%
Federal National Mtg. Assoc.	11.8
Federal Home Loan Mtg. Corp.	6.3
Repurchase Agreements	5.6
Diversified Banking Institutions	5.3
Computers	4.7
United States Treasury Notes	2.9
Government National Mtg. Assoc.	2.7
Medical-Biomedical/Gene	2.5
Banks-Super Regional	1.9
Telephone-Integrated	1.8
Insurance-Multi-line	1.8
Electric-Integrated	1.6
Oil Companies-Integrated	1.6
Finance-Investment Banker/Broker	1.5
Brewery	1.4
Banks-Commercial	1.4
Multimedia	1.4
Real Estate Investment Trusts	1.4
Cable/Satellite TV	1.3
Oil Companies-Exploration & Production	1.3
Sovereign	1.1
Enterprise Software/Service	1.0
Agricultural Chemicals	1.0
Retail-Drug Store	0.9
Metal Processors & Fabrication	0.9
Web Portals/ISP	0.8
Engineering/R&D Services	0.8
Medical-Drugs	0.8
Cellular Telecom	0.8
Insurance-Property/Casualty	0.7
United States Treasury Bonds	0.7
Insurance-Life/Health	0.7
Special Purpose Entities	0.6
Wireless Equipment	0.5
Municipal Bonds	0.5
Banks-Fiduciary	0.5
Tobacco	0.5
Investment Management/Advisor Services	0.5
Telecom Services	0.5
Optical Supplies	0.5
Agricultural Operations	0.5
Cosmetics & Toiletries	0.5
Electronic Components-Semiconductors	0.5
Finance-Other Services	0.4
Transport-Rail	0.4
Chemicals-Diversified	0.4
Medical Labs & Testing Services	0.4
Retail-Regional Department Stores	0.4
Oil-Field Services	0.4
Insurance-Mutual	0.4
Diversified Minerals	0.4
Pipelines	0.4
Casino Hotels	0.3
Hotels/Motels	0.3
Retail-Discount	0.3
Airlines	0.3
Banks-Money Center	0.3
Applications Software	0.3
Electric-Generation	0.3

Food-Misc.	0.3%
Diversified Manufacturing Operations	0.3
Vitamins & Nutrition Products	0.3
Medical Products	0.3
Transport-Services	0.3
Entertainment Software	0.3
Pharmacy Services	0.3
Steel-Producers	0.3
Telecom Equipment-Fiber Optics	0.2
Property Trust	0.2
Office Automation & Equipment	0.2
Energy-Alternate Sources	0.2
Gas-Distribution	0.2
Beverages-Non-alcoholic	0.2
Finance-Credit Card	0.2
Medical-Wholesale Drug Distribution	0.2
Electric-Transmission	0.2
Soap & Cleaning Preparation	0.2
Paper & Related Products	0.2
Networking Products	0.2
Electronic Forms	0.2
Television	0.2
Cruise Lines	0.2
Retail-Sporting Goods	0.2
Retail-Consumer Electronics	0.2
Gold Mining	0.2
Auto-Cars/Light Trucks	0.2
Rental Auto/Equipment	0.1
Broadcast Services/Program	0.1
Retail-Building Products	0.1
Computers-Memory Devices	0.1
Casino Services	0.1
Retail-Major Department Stores	0.1
Metal-Diversified	0.1
Aerospace/Defense-Equipment	0.1
Transport-Air Freight	0.1
Real Estate Operations & Development	0.1
Computer Services	0.1
Medical-Hospitals	0.1
Chemicals-Specialty	0.1
Software Tools	0.1
Finance-Commercial	0.1
Medical-HMO	0.1
Aerospace/Defense	0.1
Apparel Manufacturers	0.1
Retail-Restaurants	0.1
Metal-Copper	0.1
Finance-Auto Loans	0.1
Retail-Bedding	0.1
Finance-Mortgage Loan/Banker	0.1
104.2%

*  Calculated as a percentage of net assets

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO PROFILE — September 30, 2009 (unaudited) (continued)
Credit Quality†#
Government — Treasury	5.4%
Government — Agency	29.0
AAA	10.4
AA	5.5
A	17.6
BBB	20.2
BB	1.6
B	0.9
CCC	1.0
CC	0.3
C & Below	0.2
Not Rated@	7.9
100.0%

†  Source: Standard and Poor's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

@  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK — 31.3%
Aerospace/Defense — 0.0%
Boeing Co.	200	$10,830
Aerospace/Defense-Equipment — 0.1%
United Technologies Corp.	2,200	134,046
Agricultural Chemicals — 1.0%
Monsanto Co.	14,175	1,097,145
Potash Corp. of Saskatchewan, Inc.	2,200	198,748
		1,295,893
Agricultural Operations — 0.2%
Bunge, Ltd.	5,195	325,259
Apparel Manufacturers — 0.1%
Coach, Inc.	2,800	92,176
Applications Software — 0.3%
Microsoft Corp.	14,200	367,638
Banks-Commercial — 0.1%
Regions Financial Corp.	6,400	39,744
Standard Chartered PLC	5,257	129,551
		169,295
Banks-Fiduciary — 0.4%
State Street Corp.	6,000	315,600
The Bank of New York Mellon Corp.	6,115	177,274
		492,874
Banks-Super Regional — 0.7%
Capital One Financial Corp.	4,200	150,066
Fifth Third Bancorp	14,200	143,846
PNC Financial Services Group, Inc.	4,300	208,937
SunTrust Banks, Inc.	2,500	56,375
US Bancorp	6,500	142,090
Wells Fargo & Co.	10,300	290,254
		991,568
Beverages-Non-alcoholic — 0.2%
PepsiCo, Inc.	1,900	111,454
The Coca-Cola Co.	2,800	150,360
		261,814
Brewery — 0.8%
Anheuser-Busch InBev NV	23,401	1,068,579
Casino Hotels — 0.2%
Wynn Resorts, Ltd.†	3,600	255,204
Casino Services — 0.1%
International Game Technology	6,900	148,212
Chemicals-Diversified — 0.4%
Celanese Corp., Class A	3,200	80,000
E.I. du Pont de Nemours & Co.	2,300	73,922
Israel Chemicals, Ltd.	13,823	158,176
The Dow Chemical Co.	8,500	221,595
		533,693
Commercial Services-Finance — 0.0%
Mastercard, Inc., Class A	300	60,645
Computers — 4.7%
Apple, Inc.†	21,854	4,051,076
Hewlett-Packard Co.	6,000	283,260

Security Description	Shares	Market Value (Note 2)
Computers (continued)
International Business Machines Corp.	600	$71,766
Research In Motion, Ltd.†	30,275	2,045,076
		6,451,178
Computers-Memory Devices — 0.1%
EMC Corp.†	9,800	166,992
Cosmetics & Toiletries — 0.4%
Colgate-Palmolive Co.	5,140	392,079
The Procter & Gamble Co.	3,800	220,096
		612,175
Cruise Lines — 0.2%
Carnival Corp.	5,700	189,696
Royal Caribbean Cruises, Ltd.†	1,600	38,528
		228,224
Diversified Banking Institutions — 2.4%
Bank of America Corp.	24,100	407,772
JPMorgan Chase & Co.	31,555	1,382,740
Morgan Stanley	9,300	287,184
The Goldman Sachs Group, Inc.	6,810	1,255,424
		3,333,120
Diversified Manufacturing Operations — 0.2%
Eaton Corp.	1,500	84,885
Honeywell International, Inc.	2,900	107,735
Parker Hannifin Corp.	2,600	134,784
		327,404
Diversified Minerals — 0.4%
Vale SA ADR	21,965	508,050
Electric Products-Misc. — 0.0%
Emerson Electric Co.	1,100	44,088
Electric-Integrated — 0.1%
Dominion Resources, Inc.	1,800	62,100
FPL Group, Inc.	1,200	66,276
Progress Energy, Inc.	1,300	50,778
		179,154
Electronic Components-Semiconductors — 0.4%
Broadcom Corp., Class A†	2,200	67,518
Intel Corp.	13,200	258,324
Micron Technology, Inc.†	13,900	113,980
Texas Instruments, Inc.	3,300	78,177
		517,999
Electronic Forms — 0.2%
Adobe Systems, Inc.†	7,400	244,496
Energy-Alternate Sources — 0.2%
First Solar, Inc.†	2,090	319,477
Engineering/R&D Services — 0.8%
ABB, Ltd.†	55,384	1,111,635
Enterprise Software/Service — 1.0%
Oracle Corp.	63,540	1,324,174
Entertainment Software — 0.3%
Activision Blizzard, Inc.†	19,400	240,366
Electronic Arts, Inc.†	5,400	102,870
		343,236

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Finance-Investment Banker/Broker — 0.1%
The Charles Schwab Corp.	4,300	$82,345
Finance-Other Services — 0.4%
CME Group, Inc.	1,675	516,218
Food-Misc. — 0.1%
Kellogg Co.	1,100	54,153
Kraft Foods, Inc., Class A	2,900	76,183
		130,336
Gold Mining — 0.2%
Barrick Gold Corp.	5,400	204,660
Hotels/Motels — 0.3%
Marriott International, Inc., Class A	10,771	297,172
Starwood Hotels & Resorts Worldwide, Inc.	4,000	132,120
		429,292
Human Resources — 0.0%
Monster Worldwide, Inc.†	2,100	36,708
Independent Power Producers — 0.0%
Mirant Corp.†	62	1,019
Insurance-Life/Health — 0.1%
Prudential Financial, Inc.	1,800	89,838
Insurance-Multi-line — 0.5%
ACE, Ltd.†	9,795	523,641
MetLife, Inc.	5,300	201,771
		725,412
Investment Management/Advisor Services — 0.3%
BlackRock, Inc.	400	86,728
Franklin Resources, Inc.	1,000	100,600
T. Rowe Price Group, Inc.	4,400	201,080
		388,408
Medical Instruments — 0.0%
St. Jude Medical, Inc.†	1,400	54,614
Medical Labs & Testing Services — 0.1%
Quest Diagnostics, Inc.	1,300	67,847
Medical Products — 0.2%
Baxter International, Inc.	1,000	57,010
Johnson & Johnson	3,800	231,382
		288,392
Medical-Biomedical/Gene — 2.4%
Amgen, Inc.†	4,300	258,989
Celgene Corp.†	22,590	1,262,781
Genzyme Corp.†	1,800	102,114
Gilead Sciences, Inc.†	32,540	1,515,713
Myriad Genetics, Inc.†	1,400	38,360
Vertex Pharmaceuticals, Inc.†	2,100	79,590
		3,257,547
Medical-Drugs — 0.8%
Abbott Laboratories	3,700	183,039
Merck & Co., Inc.	7,200	227,736
Pfizer, Inc.	10,900	180,395
Roche Holding AG	2,889	466,957
		1,058,127

Security Description	Shares	Market Value (Note 2)
Medical-HMO — 0.1%
UnitedHealth Group, Inc.	3,525	$88,266
Metal Processors & Fabrication — 0.9%
Precision Castparts Corp.	11,870	1,209,197
Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc.†	1,070	73,413
Multimedia — 0.5%
News Corp., Class A	45,235	542,367
The Walt Disney Co.	2,900	79,634
Time Warner, Inc.	3,833	110,314
		732,315
Networking Products — 0.2%
Cisco Systems, Inc.†	11,600	273,064
Oil Companies-Exploration & Production — 0.5%
Apache Corp.	1,400	128,562
Continental Resources, Inc.†	1,600	62,672
Devon Energy Corp.	1,400	94,262
EOG Resources, Inc.	1,200	100,212
Occidental Petroleum Corp.	1,600	125,440
Range Resources Corp.	800	39,488
Southwestern Energy Co.†	1,800	76,824
XTO Energy, Inc.	1,875	77,475
		704,935
Oil Companies-Integrated — 1.1%
Chevron Corp.	2,400	169,032
ConocoPhillips	1,700	76,772
Exxon Mobil Corp.	4,700	322,467
Hess Corp.	4,100	219,186
Marathon Oil Corp.	900	28,710
Petroleo Brasileiro SA ADR	12,120	556,308
Suncor Energy, Inc.	3,687	127,423
		1,499,898
Oil-Field Services — 0.4%
Schlumberger, Ltd.	5,100	303,960
Smith International, Inc.	2,800	80,360
Weatherford International, Ltd.†	7,700	159,621
		543,941
Optical Supplies — 0.5%
Alcon, Inc.	4,580	635,109
Pharmacy Services — 0.2%
Express Scripts, Inc.†	2,500	193,950
Medco Health Solutions, Inc.†	400	22,124
		216,074
Real Estate Investment Trusts — 0.0%
Host Hotels & Resorts, Inc.	2,800	32,956
Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc.†	2,300	86,342
Retail-Building Products — 0.1%
Home Depot, Inc.	6,800	181,152
Retail-Consumer Electronics — 0.2%
Best Buy Co., Inc.	5,700	213,864
Retail-Discount — 0.3%
Target Corp.	6,800	317,424
Wal-Mart Stores, Inc.	1,400	68,726
		386,150

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Retail-Drug Store — 0.7%
CVS Caremark Corp.	27,021	$965,731
Retail-Major Department Stores — 0.1%
J.C. Penney Co., Inc.	4,300	145,125
Retail-Regional Department Stores — 0.4%
Kohl's Corp.†	9,100	519,155
Macy's, Inc.	1,800	32,922
		552,077
Retail-Restaurants — 0.1%
Darden Restaurants, Inc.	1,800	61,434
Wendy's/Arby's Group, Inc., Class A	6,400	30,272
		91,706
Retail-Sporting Goods — 0.2%
Dick's Sporting Goods, Inc.†	10,100	226,240
Semiconductor Components-Integrated Circuits — 0.0%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,826	52,893
Soap & Cleaning Preparation — 0.2%
Reckitt Benckiser Group PLC	5,903	288,488
Software Tools — 0.1%
VMware, Inc. Class A†	2,800	112,476
Steel-Producers — 0.1%
United States Steel Corp.	1,700	75,429
Telecom Equipment-Fiber Optics — 0.2%
Corning, Inc.	21,435	328,170
Telecom Services — 0.2%
TW Telecom, Inc.†	22,460	302,087
Telephone-Integrated — 0.2%
AT&T, Inc.	7,047	190,339
Verizon Communications, Inc.	2,600	78,702
		269,041
Tobacco — 0.0%
Altria Group, Inc.	2,500	44,525
Transport-Rail — 0.3%
Burlington Northern Santa Fe Corp.	3,000	239,490
Union Pacific Corp.	4,000	233,400
		472,890
Transport-Services — 0.2%
United Parcel Service, Inc., Class B	5,625	317,644
Vitamins & Nutrition Products — 0.3%
Mead Johnson Nutrition Co., Class A	7,985	360,203
Web Portals/ISP — 0.8%
Google, Inc., Class A†	2,330	1,155,330
Wireless Equipment — 0.5%
Crown Castle International Corp.†	12,820	402,035
Nokia OYJ ADR	4,500	65,790
QUALCOMM, Inc.	6,000	269,880
		737,705
Total Common Stock (cost $36,352,479)		42,624,327

Security Description	Shares/ Principal Amount(19)	Market Value (Note 2)
PREFERRED STOCK — 0.4%
Banks-Money Center — 0.0%
Santander Finance Preferred SA 4.00%(1)	2,724	$44,837
Banks-Super Regional — 0.0%
Wachovia Capital Trust IX 6.38%	2,050	44,321
Diversified Financial Services — 0.1%
General Electric Capital Corp. 8.00%(2)	2,682	62,250
Finance-Mortgage Loan/Banker — 0.0%
Federal Home Loan Mtg. Corp.†	900	1,629
Oil Companies-Integrated — 0.2%
Petroleo Brasileiro SA ADR	6,736	264,792
Special Purpose Entity — 0.1%
Structured Repackaged Asset-Backed Trust Securities 3.00%(1)	5,600	98,280
Total Preferred Stock (cost $589,698)		516,109
ASSET BACKED SECURITIES — 13.3%
Diversified Financial Services — 13.3%
American Tower Trust, Series 2007-1A, Class AFX 5.42% due 04/15/37*(3)	$375,000	362,563
AmeriCredit Automobile Receivables Trust, Series 2005-AX, Class A4 3.93% due 10/06/11	29,574	29,876
AmeriCredit Automobile Receivables Trust, Series 2005-DA, Class A4 5.02% due 11/06/12	61,720	62,646
AmeriCredit Automobile Receivables Trust, Series 2007-AX, Class A3 5.19% due 11/06/11	32,169	32,189
AmeriCredit Automobile Receivables Trust, Series 2006-BG, Class A3 5.21% due 10/06/11	2,513	2,515
AmeriCredit Automobile Receivables Trust, Series 2006-RM, Class A2 5.42% due 08/08/11	126,644	128,802
AmeriCredit Automobile Receivables Trust, Series 2009-1, Class C 14.55% due 01/15/16	285,000	328,199
Avis Budget Rental Car Funding AESOP LLC Series 2009-2A, Class A 5.68% due 02/20/14*(6)	145,000	144,991
Banc of America Commercial Mtg., Inc., Series 2005-2, Class A4 4.78% due 07/10/43(3)	325,000	329,763
Banc of America Commercial Mtg., Inc., Series 2005-6, Class A4 5.18% due 09/10/47(3)(4)	100,000	97,289
Banc of America Commercial Mtg., Inc., Series 2006-6, Class AM 5.39% due 10/10/45(3)	72,000	54,023
Banc of America Large Loan Inc., Series 2006-277A, Class PAA 5.10% due 10/10/45*(3)(4)	145,000	120,726

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW15, Class A4 5.33% due 02/11/44(3)	$455,000	$409,580
Capital One Auto Finance Trust, Series 2007-B, Class A3B 0.24% due 04/15/12(1)	16,326	16,265
Capital One Auto Finance Trust, Series 2006-C, Class A3B 0.25% due 07/15/11(1)	2,218	2,217
Capital One Auto Finance Trust, Series 2006-A, Class A4 0.25% due 12/15/12(1)	286,376	283,337
Capital One Auto Finance Trust, Series 2006-C, Class A4 0.27% due 05/15/13(1)	170,000	166,764
Capital One Auto Finance Trust, Series 2005-D, Class A4 0.28% due 10/15/12(1)	73,321	72,552
Capital One Auto Finance Trust, Series 2005-C, Class A4A 4.71% due 06/15/12	67,772	68,659
Capital One Auto Finance Trust, Series 2007-B, Class A3A 5.03% due 04/15/12	32,652	33,085
Chase Mtg. Finance Corp., Series 2007-A2, Class 1A1 4.05% due 07/25/37(4)(5)	142,585	120,661
Citigroup Commercial Mtg. Trust, Series 2008-C7, Class AM 6.10% due 12/10/49(3)(4)	115,000	79,713
Citigroup Mtg. Loan Trust, Inc., Series 2006-AR1, Class 3A1 5.50% due 03/25/36(1)(5)	295,876	214,080
Citigroup/Deutsche Bank Commercial Mtg. Trust, Series 2005-CD1, Class A4 5.23% due 07/15/44(3)(4)	295,000	290,905
Commercial Mtg. Asset Trust, Series 1999-C1, Class D 7.35% due 01/17/32(3)	182,000	194,856
Commercial Mtg. Pass Through Certs., Series 2006-C7, Class A4 5.77% due 06/10/46(3)(4)	700,000	669,631
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-29, Class A1 5.75% due 12/25/35(5)	247,344	199,112
Countrywide Home Loans, Series 2006-14, Class A3 6.25% due 09/25/36(5)	155,339	129,899
Credit Suisse Mtg. Capital Certs., Series 2006-C1, Class A4 5.55% due 02/15/39(3)(4)	575,000	542,952
Crown Castle Towers LLC, Series 2006-1A, Class E 6.07% due 11/15/36*(3)	190,000	187,725
CS First Boston Mtg. Securities Corp., Series 2004-C4, Class A6 4.69% due 10/15/39(3)	240,000	230,972

Security Description	Principal Amount(19)	Market Value (Note 2)
Diversified Financial Services (continued)
First Horizon Alternative Mtg. Securities, Series 2005-AA3, Class 3A1 5.37% due 05/25/35(4)(5)	$337,467	$254,601
GE Capital Commercial Mtg. Corp. Series 2004-C2, Class A4 4.89% due 03/10/40(3)	45,000	44,080
GMAC Commercial Mtg. Securities, Inc., Series 2006-C1, Class A4 5.24% due 11/10/45(3)	380,000	348,510
GMAC Commercial Mtg. Securities, Inc., Series 2003-C2, Class A2 5.49% due 05/10/40(3)(4)	20,000	20,862
GS Mtg. Securities Corp. II, Series 2007-EOP, Class L 1.55 % due 03/06/20*(1)(3)(6)	180,000	118,800
GS Mtg. Securities Corp. II, Series 2004-GG2, Class A6 5.40% due 08/10/38(3)	600,000	581,568
GS Mtg. Securities Corp. II, Series 2006-GG6, Class A4 5.55% due 04/10/38(3)	550,000	496,718
GSR Mtg. Loan Trust, Series 2005-AR2, Class 1A2 5.12% due 04/25/35(4)(5)	149,761	100,976
GSR Mtg. Loan Trust, Series 2006-AR1, Class 2A1 5.17% due 01/25/36(4)(5)	196,026	143,752
GSR Mtg. Loan Trust, Series 2007-AR1, Class 2A1 5.96% due 03/25/47(4)(5)	105,506	63,274
Hertz Vehicle Financing LLC, Series 2005-2A, Class A5 0.50% due 11/25/11*(1)	85,000	83,592
Impac CMB Trust, Series 2005-4, Class 1A1A 0.52% due 05/25/35(1)(5)	223,213	119,545
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2004-CBX, Class A3 4.18% due 01/12/37(3)	464,277	464,135
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP9, Class AM 5.37% due 05/15/47(3)	250,000	185,861
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2007-CB18, Class A4 5.44% due 06/12/47(3)	40,000	34,368
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-CB16, Class A4 5.55% due 05/12/45(3)	225,000	208,316
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP7, Class A4 5.87% due 04/15/45(3)(4)	600,000	557,979
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2008-C2, Class A4 6.07% due 02/12/51(3)	550,000	394,684

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2008-C2, Class AM 6.58% due 02/12/51(3)(4)	$220,000	$111,126
LB Commercial Conduit Mtg. Trust, Series 1998-C1, Class E 7.00% due 02/18/30(3)	103,000	113,432
LB-UBS Commercial Mtg. Trust, Series 2005-C5, Class A2 4.89% due 09/15/30(3)	450,000	451,097
LB-UBS Commercial Mtg. Trust, Series 2006-C7, Class A3 5.35% due 11/15/38(3)	340,000	314,321
Merrill Lynch Mtg. Investors Trust, Series 2005-A1, Class 2A1 3.53% due 12/25/34(4)(5)	203,644	195,137
Merrill Lynch Mtg. Investors Trust, Series 2005-A2, Class A2 4.48% due 02/25/35(4)(5)	109,773	98,465
Merrill Lynch Mtg. Trust, Series 2005-CIP1, Class A4 5.05% due 07/12/38(3)	650,000	620,353
Merrill Lynch Mtg. Trust, Series 2006-C1, Class A2 5.61% due 05/12/39(3)(4)	550,000	556,451
Morgan Stanley Capital I, Series 2005-T17, Class A5 4.78% due 12/13/41(3)	335,000	327,119
Morgan Stanley Capital I, Series 2008-T29, Class A4 6.28% due 01/11/43(3)(4)	600,000	582,022
Morgan Stanley Dean Witter Capital I, Series 2001-TOP3, Class A4 6.39% due 07/15/33(3)	162,614	169,500
Morgan Stanley Dean Witter Capital I, Series 2001-TOP5, Class A4 6.39% due 10/15/35(3)	204,208	217,678
Morgan Stanley Mtg. Loan Trust, Series 2007-12, Class 3A22 6.00% due 08/25/37(5)	205,012	139,092
MortgageIT Trust, Series 2005-4, Class A1 0.53% due 10/25/35(1)(5)	505,396	289,450
Nomura Asset Securities Corp., Series 1998-D6, Class A1C 6.69% due 03/15/30(3)	489,664	522,707
Residential Asset Securities Corp., Series 2003-KS10, Class AI6 4.54% due 12/25/33	389,622	334,426
Sequoia Mtg. Trust, Series 2007-1, Class 2A1 5.76% due 02/20/47(4)(5)	344,440	267,838
Swift Master Auto Receivables Trust, Series 2007-2, Class A 0.89% due 10/15/12(1)	308,885	304,047
Thornburg Mtg. Securities Trust, Series 2003-5, Class 4A 4.56% due 10/25/43(4)(5)	249,242	234,987

Security Description	Principal Amount(19)	Market Value (Note 2)
Diversified Financial Services (continued)
Thornburg Mtg. Securities Trust, Series 2005-1, Class A3 4.76% due 04/25/45(4)(5)	$313,461	$275,561
UPFC Auto Receivables Trust, Series 2006-A, Class A3 5.49% due 05/15/12	39,126	40,111
USAA Auto Owner Trust, Series 2008-1, Class A4 4.50% due 10/15/13	660,000	691,690
Wachovia Bank Commercial Mtg. Trust, Series 2005-C20, Class A7 5.12% due 07/15/42(3)	230,000	224,014
Washington Mutual Master Note Trust, Series 2006-A4A, Class A4A 0.26% due 10/15/13*(1)	170,000	169,969
Wells Fargo Mtg. Backed Securities Trust, Series 2004-BB, Class A2 4.39% due 01/25/35(4)(5)	537,087	498,138
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR2, Class 2A2 4.41% due 03/25/35(4)(5)	435,421	385,060
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR14, Class 2A1 5.62% due 10/25/36(4)(5)	215,559	154,834
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR12, Class 2A1 6.10% due 09/25/36(4)(5)	94,889	74,913
Total Asset Backed Securities (cost $19,239,325)		18,191,706
CONVERTIBLE BONDS & NOTES — 0.0%
Telecom Services — 0.0%
ICO North America, Inc. Notes 7.50% due 08/15/09†(6)(7)(8)(9)(14)(20) (cost $10,000)	10,000	3,500
U.S. CORPORATE BONDS & NOTES — 22.9%
Aerospace/Defense — 0.1%
BAE Systems Holdings, Inc. Company Guar. Notes 6.38% due 06/01/19*	65,000	71,722
Meccanica Holdings USA Company Guar. Notes 7.38% due 07/15/39*	16,000	18,860
		90,582
Agricultural Chemicals — 0.0%
Terra Capital, Inc. Company Guar. Notes 7.00% due 02/01/17	15,000	15,638
Agricultural Operations — 0.2%
Cargill, Inc. Senior Notes 5.60% due 09/15/12*	285,000	305,820
Airlines — 0.3%
American Airlines, Inc. Pass Through Certs. Series 2003-1 3.86% due 07/09/10	82,705	79,810

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Airlines (continued)
American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 05/23/11	$40,000	$36,800
American Airlines, Inc. Pass Through Certs. Series 2001-2, Class A-2 7.86% due 04/01/13	4,000	3,995
Continental Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.50% due 12/15/12	5,000	4,775
Continental Airlines, Inc. Pass Through Certs. Series 1998-1, Class A 6.65% due 03/15/19	36,540	34,348
Continental Airlines, Inc. Pass Through Certs. Series 2007-1, Class B 6.90% due 04/19/22	70,000	57,750
Delta Air Lines, Inc. Pass Through Certs. Series 2001-1, Class A2 7.11% due 03/18/13	5,000	4,875
Southwest Airlines Co. Pass Through Certs. Series 2007-1, Class A 6.15% due 08/01/22	172,951	172,300
United Airlines, Inc. Pass Through Certs. Series 2001-1, Class B 6.93% due 03/01/13	5,985	5,955
		400,608
Auction Houses/Art Dealers — 0.0%
KAR Holdings, Inc. Company Guar. Notes 4.48% due 05/01/14(1)	32,000	28,800
KAR Holdings, Inc. Company Guar. Notes 8.75% due 05/01/14	8,000	7,920
		36,720
Banks-Commercial — 0.9%
BB&T Corp. Sub. Notes 0.71% due 05/23/17(1)	21,000	17,836
BB&T Corp. Senior Notes 3.38% due 09/25/13	15,000	15,060
BB&T Corp. Sub. Notes 5.25% due 11/01/19	30,000	29,852
CoBank ACB Sub. Notes 7.88% due 04/16/18*	9,000	8,763
Credit Suisse New York Sub. Notes 6.00% due 02/15/18	410,000	429,252

Security Description	Principal Amount(19)	Market Value (Note 2)
Banks-Commercial (continued)
KeyBank NA Sub. Notes 5.45% due 03/03/16	$42,000	$37,172
KeyBank NA Sub. Notes 7.41% due 10/15/27	10,000	10,019
Sovereign Bank Sub. Notes 8.75% due 05/30/18	400,000	461,114
Union Bank of California NA Sub. Notes 5.95% due 05/11/16	70,000	69,605
Wachovia Bank NA Sub. Notes 5.00% due 08/15/15	68,000	65,557
Wachovia Bank NA Sub. Notes 5.60% due 03/15/16	26,000	26,299
Zions Bancorporation Senior Notes 7.75% due 09/23/14	21,000	18,795
		1,189,324
Banks-Fiduciary — 0.2%
State Street Capital Trust IV Company Guar. Notes 1.30% due 06/01/67(1)	50,000	32,246
State Street Corp. FDIC Guar. Notes 2.15% due 04/30/12	200,000	203,159
		235,405
Banks-Money Center — 0.0%
Chase Capital III Company Guar. Notes 0.91% due 03/01/27(1)	37,000	25,065
Banks-Super Regional — 1.2%
BAC Capital Trust XIII Bank Guar. Notes 0.70% due 03/15/12(1)(10)	82,000	44,506
Capital One Financial Corp. Senior Notes 6.75% due 09/15/17	290,000	307,772
Capital One Financial Corp. Senior Notes 7.38% due 05/23/14	25,000	27,900
National City Corp. Senior Notes 4.90% due 01/15/15	12,000	12,145
National City Corp. Sub. Notes 6.88% due 05/15/19	30,000	32,571
PNC Funding Corp. Bank Guar. Notes 4.25% due 09/21/15	15,000	15,059
PNC Funding Corp. Company Guar. Notes 6.70% due 06/10/19	240,000	265,607
PNC Preferred Funding Trust II Jr. Sub. 6.11% due 03/15/12*(1)(10)	30,000	17,750

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Super Regional (continued)
USB Capital IX Company Guar. 6.19% due 04/15/11(1)(10)	$50,000	$38,375
Wachovia Corp. Senior Notes 0.57% due 06/15/17(1)	12,000	10,329
Wachovia Corp. Sub. Notes 5.63% due 10/15/16	15,000	15,661
Wachovia Corp. Notes 5.75% due 02/01/18	445,000	470,968
Wells Fargo & Co. Senior Notes 5.63% due 12/11/17	305,000	320,369
Wells Fargo Bank NA Sub. Notes 5.75% due 05/16/16	30,000	30,846
		1,609,858
Beverages-Non-alcoholic — 0.0%
Bottling Group LLC Company Guar. Notes 6.95% due 03/15/14	28,000	32,633
Brewery — 0.3%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 7.75% due 01/15/19*	203,000	240,202
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 8.20% due 01/15/39*	100,000	131,864
		372,066
Broadcast Services/Program — 0.2%
Nexstar Broadcasting, Inc. Company Guar. Notes 7.00% due 01/15/14	4,000	2,000
Nexstar Broadcasting, Inc. Company Guar. Notes 7.00% due 01/15/14*(13)	11,910	5,359
Turner Broadcasting Senior Notes 8.38% due 07/01/13	160,000	182,578
		189,937
Building-Residential/Commercial — 0.1%
D.R. Horton, Inc. Senior Notes 5.63% due 09/15/14	60,000	57,900
Cable/Satellite TV — 1.3%
CCH II LLC/CCH II Capital Corp. Senior Notes 10.25% due 09/15/10†(14)(15)	5,000	5,625
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 8.75% due 11/15/13†(14)(15)	4,000	4,060

Security Description	Principal Amount(19)	Market Value (Note 2)
Cable/Satellite TV (continued)
Charter Communications Operating LLC/ Charter Communications Operating Capital Senior Notes 8.38% due 04/30/14*(14)	$52,000	$53,040
Comcast Cable Communications Holdings, Inc. Company Guar. Notes 8.38% due 03/15/13	400,000	464,580
Comcast Corp. Company Guar. Notes 5.85% due 11/15/15	23,000	25,194
Comcast Corp. Bonds 6.40% due 05/15/38	135,000	142,350
COX Communications, Inc. Senior Notes 5.45% due 12/15/14	130,000	139,649
COX Communications, Inc. Notes 5.88% due 12/01/16*	60,000	63,068
COX Communications, Inc. Notes 6.25% due 06/01/18*	75,000	79,568
COX Communications, Inc. Senior Notes 6.95% due 06/01/38*	17,000	18,337
COX Communications, Inc. Notes 7.13% due 10/01/12	15,000	16,733
COX Communications, Inc. Bonds 8.38% due 03/01/39*	110,000	135,693
CSC Holdings, Inc. Senior Notes 8.50% due 06/15/15*	25,000	26,250
DirecTV Holdings LLC/DirecTV Financing Co., Inc. Company Guar. Notes 5.88% due 10/01/19*	275,000	273,281
DirecTV Holdings LLC/DirecTV Financing Co., Inc. Company Guar. Notes 7.63% due 05/15/16	20,000	21,400
Time Warner Cable, Inc. Company Guar. Notes 5.85% due 05/01/17	114,000	120,196
Time Warner Cable, Inc. Company Guar. Bonds 7.30% due 07/01/38	180,000	207,758
		1,796,782
Casino Hotels — 0.1%
Harrah's Operating Co., Inc. Company Guar. Notes 5.50% due 07/01/10	160,000	157,600
MGM Mirage, Inc. Senior Sec. Notes 11.13% due 11/15/17*	10,000	11,025

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Casino Hotels (continued)
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	$15,000	$14,325
		182,950
Cellular Telecom — 0.6%
Cingular Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	300,000	325,570
Cricket Communications, Inc. Company Guar. Notes 9.38% due 11/01/14	5,000	5,075
Cricket Communications, Inc. Company Guar. Notes 10.00% due 07/15/15	12,000	12,330
Nextel Communications, Inc. Company Guar. Notes 5.95% due 03/15/14	37,000	32,745
Verizon Wireless Capital LLC Senior Notes 5.55% due 02/01/14*	120,000	129,682
Verizon Wireless Capital LLC Senior Notes 8.50% due 11/15/18*	210,000	262,213
		767,615
Chemicals-Diversified — 0.1%
E.I. du Pont de Nemours & Co. Senior Notes 4.75% due 03/15/15	15,000	16,078
Olin Corp. Senior Notes 8.88% due 08/15/19	5,000	5,225
The Dow Chemical Co. Senior Notes 5.90% due 02/15/15	15,000	15,395
The Dow Chemical Co. Senior Notes 8.55% due 05/15/19	19,000	21,359
		58,057
Chemicals-Specialty — 0.1%
Cytec Industries, Inc. Notes 4.60% due 07/01/13	94,000	89,007
Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	10,000	9,325
Momentive Performance Materials, Inc. Company Guar. Notes 9.75% due 12/01/14	8,000	6,200
Momentive Performance Materials, Inc. Company Guar. Notes 12.50% due 06/15/14*	9,000	9,382
		113,914
Computer Services — 0.1%
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	15,000	13,987

Security Description	Principal Amount(19)	Market Value (Note 2)
Computer Services (continued)
Electronic Data Systems Corp. Notes 7.45% due 10/15/29	$90,000	$114,092
		128,079
Consumer Products-Misc. — 0.0%
American Achievement Corp. Company Guar. Notes 8.25% due 04/01/12*	20,000	19,900
Containers-Metal/Glass — 0.0%
Ball Corp. Company Guar. Notes 7.13% due 09/01/16	21,000	21,420
Decision Support Software — 0.0%
Vangent, Inc. Company Guar. Notes 9.63% due 02/15/15	25,000	23,281
Direct Marketing — 0.0%
Affinity Group, Inc. Company Guar. Notes 9.00% due 02/15/12	25,000	17,250
Diversified Banking Institutions — 2.5%
Bank of America Corp. Senior Notes 4.90% due 05/01/13	31,000	31,780
Bank of America Corp. Sub. Notes 5.25% due 12/01/15	80,000	79,267
Bank of America Corp. Senior Notes 5.38% due 09/11/12	75,000	78,513
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	200,000	191,092
Bank of America Corp. Senior Notes 5.65% due 05/01/18	240,000	236,974
Bank of America Corp. Sub. Notes 5.75% due 08/15/16	25,000	24,611
Bank of America Corp. Senior Notes 5.75% due 12/01/17	28,000	27,949
Bank of America Corp. Notes 6.50% due 08/01/16	28,000	29,432
Bank of America Corp. Sub. Notes 7.25% due 10/15/25	9,000	9,110
Bank of America Corp. Senior Notes 7.38% due 05/15/14	75,000	83,450
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	56,000	53,289
Citigroup, Inc. Senior Bonds 5.50% due 08/27/12	190,000	195,695
Citigroup, Inc. Senior Notes 5.50% due 04/11/13	21,000	21,490

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Citigroup, Inc. Senior Notes 5.85% due 07/02/13	$28,000	$28,504
Citigroup, Inc. Senior Notes 5.88% due 05/29/37	70,000	59,360
Citigroup, Inc. Global Sub. Notes 6.00% due 10/31/33	20,000	16,737
Citigroup, Inc. Senior Notes 6.13% due 05/15/18	32,000	31,509
Citigroup, Inc. Sub. Notes 6.13% due 08/25/36	100,000	85,820
Citigroup, Inc. Senior Notes 6.38% due 08/12/14	15,000	15,508
Citigroup, Inc. Senior Notes 6.50% due 08/19/13	100,000	104,975
Citigroup, Inc. Senior Notes 6.88% due 03/05/38	22,000	22,067
Citigroup, Inc. Senior Notes 8.50% due 05/22/19	195,000	220,123
GMAC LLC Senior Notes 6.00% due 12/15/11	15,000	14,062
GMAC LLC Company Guar. Notes 6.88% due 09/15/11*	57,000	53,865
GMAC LLC Sub. Notes 8.00% due 12/31/18*	90,000	67,950
JP Morgan Chase & Co. Sub. Notes 4.89% due 09/01/15(1)	42,000	39,270
JP Morgan Chase & Co. Sub. Notes 5.13% due 09/15/14	310,000	322,962
JP Morgan Chase & Co. Senior Notes 6.30% due 04/23/19	60,000	65,504
Morgan Stanley Sub. Notes 4.75% due 04/01/14	210,000	208,450
Morgan Stanley Senior Notes 5.63% due 09/23/19	115,000	113,079
Morgan Stanley Senior Notes 6.00% due 04/28/15	182,000	192,733
The Goldman Sachs Group, Inc. Senior Notes 5.13% due 01/15/15	45,000	47,026
The Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/18	30,000	31,124

Security Description	Principal Amount(19)	Market Value (Note 2)
Diversified Banking Institutions (continued)
The Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/27	$125,000	$120,165
The Goldman Sachs Group, Inc. Senior Notes 6.00% due 05/01/14	15,000	16,313
The Goldman Sachs Group, Inc. Senior Notes 6.25% due 09/01/17	110,000	116,335
The Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/36	70,000	69,555
The Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	188,000	194,022
The Goldman Sachs Group, Inc. Senior Notes 7.50% due 02/15/19	50,000	57,181
		3,376,851
Diversified Financial Services — 0.6%
Capmark Financial Group, Inc. Company Guar. Notes 5.88% due 05/10/12(21)(22)	205,000	48,341
General Electric Capital Corp. Notes 5.63% due 05/01/18	145,000	144,304
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	43,000	39,435
General Electric Capital Corp. Senior Notes 6.00% due 06/15/12	220,000	235,625
General Electric Capital Corp. Senior Notes 6.15% due 08/07/37	68,000	64,530
General Electric Capital Corp. Senior Notes 6.88% due 01/10/39	220,000	230,413
USAA Capital Corp. Notes 3.50% due 07/17/14*	12,000	11,990
		774,638
Diversified Manufacturing Operations — 0.0%
General Electric Co. Senior Notes 5.25% due 12/06/17	17,000	17,446
Textron, Inc. Senior Notes 6.20% due 03/15/15	6,000	6,024
		23,470
Electric-Generation — 0.1%
Edison Mission Energy Senior Notes 7.20% due 05/15/19	30,000	24,300
The AES Corp. Senior Notes 8.00% due 10/15/17	40,000	40,250

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Generation (continued)
The AES Corp. Senior Notes 8.88% due 02/15/11	$50,000	$51,500
		116,050
Electric-Integrated — 1.0%
Ameren Corp. Senior Notes 8.88% due 05/15/14	21,000	23,605
CenterPoint Energy Houston Electric LLC General Refunding Mtg. 7.00% due 03/01/14	90,000	102,281
Centerpoint Energy, Inc. Senior Notes 6.50% due 05/01/18	85,000	84,945
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/18	185,000	199,860
Commonwealth Edison Co. 1st Mtg. Notes 6.15% due 09/15/17	17,000	18,785
Dominion Resources, Inc. Jr. Sub Notes 6.30% due 09/30/66(1)	68,000	54,400
Energy East Corp. Notes 6.75% due 07/15/36	18,000	20,445
Exelon Generation Co., LLC Senior Notes 5.20% due 10/01/19	70,000	70,766
FirstEnergy Corp. Senior Notes 7.38% due 11/15/31	26,000	29,144
FirstEnergy Solutions Corp. Company Guar. Notes 6.80% due 08/15/39*	20,000	21,199
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	15,000	13,050
Mirant Mid-Atlantic LLC Pass Through Certs. Series B 9.13% due 06/30/17	22,363	22,811
Nevada Power Co. General Refunding Mtg. 7.13% due 03/15/19	42,000	47,773
Ohio Power Co. Senior Notes 5.38% due 10/01/21	30,000	30,440
Pennsylvania Electric Co Senior Notes 5.20% due 04/01/20	30,000	29,906
Pennsylvania Electric Co. Senior Notes 6.15% due 10/01/38	40,000	40,005
Pepco Holdings, Inc. Senior Notes 6.13% due 06/01/17	9,000	9,285

Security Description	Principal Amount(19)	Market Value (Note 2)
Electric-Integrated (continued)
Pepco Holdings, Inc. Senior Notes 6.45% due 08/15/12	$30,000	$32,189
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11	30,000	32,412
Puget Sound Energy, Inc. Senior Sec. Notes 5.76% due 10/01/39	20,000	20,398
Texas Competitive Electric Holdings Co., LLC Company Guar. Notes Series A 10.25% due 11/01/15	20,000	14,400
Toledo Edison Co. 1st Mtg. Notes 7.25% due 05/01/20	14,000	16,487
Union Electric Co. Sec. Notes 6.40% due 06/15/17	220,000	243,015
Virginia Electric & Power Co. Senior Notes 8.88% due 11/15/38	165,000	234,712
		1,412,313
Electric-Transmission — 0.2%
ITC Holdings Corp. Senior Notes 6.05% due 01/31/18*	285,000	289,453
Electronic Components-Semiconductors — 0.1%
Amkor Technology, Inc. Senior Notes 7.75% due 05/15/13	25,000	25,031
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	34,000	33,601
Spansion LLC Senior Sec. Notes 3.79% due 06/01/13*†(1)(14)(15)	35,000	35,438
		94,070
Electronics-Military — 0.0%
L-3 Communications Corp. Senior Notes 5.20% due 10/15/19*	12,000	12,030
L-3 Communications Corp. Company Guar. Notes 6.38% due 10/15/15	25,000	25,250
		37,280
Finance-Auto Loans — 0.1%
Ford Motor Credit Co. LLC Senior Notes 7.38% due 10/28/09	40,000	40,010
Ford Motor Credit Co. LLC Senior Notes 7.38% due 02/01/11	30,000	29,844
Ford Motor Credit Co. LLC Notes 7.88% due 06/15/10	18,000	18,079
		87,933

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Commercial — 0.1%
CIT Group, Inc. Senior Notes 5.65% due 02/13/17(21)(22)	$59,000	$36,893
CIT Group, Inc. Notes 5.85% due 09/15/16(21)(22)	41,000	25,840
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	50,000	49,095
		111,828
Finance-Consumer Loans — 0.0%
SLM Corp. Senior Notes 5.13% due 08/27/12	20,000	17,113
Finance-Credit Card — 0.2%
American Express Co. Senior Notes 8.13% due 05/20/19	160,000	189,231
Discover Financial Services Senior Notes 6.45% due 06/12/17	80,000	71,631
FIA Card Services NA Sub. Notes 7.13% due 11/15/12	29,000	31,335
		292,197
Finance-Investment Banker/Broker — 1.4%
Jefferies Group, Inc. Senior Notes 8.50% due 07/15/19	6,000	6,350
JP Morgan Chase Capital XXII Company Guar. Notes 6.45% due 01/15/87	200,000	180,000
Lazard Group LLC Senior Notes 6.85% due 06/15/17	255,000	251,358
Lehman Brothers Holdings Capital Trust VII Company Guar. Notes 5.86% due 05/31/12†(1)(10)(14)(15)	16,000	2
Lehman Brothers Holdings, Inc. Senior Notes 5.50% due 04/04/16†(14)(15)	19,000	3,230
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(14)(15)	21,000	2
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(14)(15)	26,000	3
Merrill Lynch & Co., Inc. Senior Notes 5.45% due 02/05/13	100,000	103,692
Merrill Lynch & Co., Inc. Sub. Notes 5.70% due 05/02/17	21,000	20,562
Merrill Lynch & Co., Inc. Sub. Notes 6.22% due 09/15/26	25,000	23,697

Security Description	Principal Amount(19)	Market Value (Note 2)
Finance-Investment Banker/Broker (continued)
Merrill Lynch & Co., Inc. Senior Notes 6.40% due 08/28/17	$151,000	$152,927
Morgan Stanley Senior Notes 5.75% due 08/31/12	250,000	267,528
Schwab Capital Trust I Company Guar. Notes 7.50% due 11/15/67(1)	190,000	171,990
The Bear Stearns Cos., Inc. Senior Notes 5.30% due 10/30/15	17,000	17,950
The Bear Stearns Cos., Inc. Senior Notes 5.35% due 02/01/12	95,000	100,918
The Bear Stearns Cos., Inc. Senior Notes 6.40% due 10/02/17	65,000	70,711
The Bear Stearns Cos., Inc. Senior Notes 6.95% due 08/10/12	250,000	278,296
The Goldman Sachs Group, Inc. Senior Notes 5.45% due 11/01/12	200,000	214,195
		1,863,411
Finance-Mortgage Loan/Banker — 0.1%
Countrywide Financial Corp. Company Guar. Notes 4.50% due 06/15/10	45,000	45,475
Countrywide Financial Corp. Sub. Notes 6.25% due 05/15/16	15,000	15,024
Countrywide Home Loans, Inc. Company Guar. Notes 4.00% due 03/22/11	20,000	20,327
		80,826
Finance-Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp. Senior Sec. Notes 3.88% due 09/16/15	15,000	15,163
Food-Misc. — 0.2%
HJ Heinz Finance Co. Company Guar. Notes 7.13% due 08/01/39*	16,000	18,937
Kraft Foods, Inc. Senior Notes 6.25% due 06/01/12	200,000	217,488
		236,425
Funeral Services & Related Items — 0.0%
Carriage Services, Inc. Senior Notes 7.88% due 01/15/15	25,000	23,437
Gambling (Non-Hotel) — 0.0%
Downstream Development Authority Senior Sec. Notes 12.00% due 10/15/15*	15,000	11,625

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Gas-Distribution — 0.2%
Energen Corp. Notes 7.63% due 12/15/10	$260,000	$271,731
Sempra Energy Senior Notes 6.50% due 06/01/16	30,000	33,163
		304,894
Home Furnishings — 0.0%
Simmons Co. Senior Disc. Notes 10.00% due 12/15/14(2)(22)	2,000	500
Independent Power Producers — 0.0%
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	30,000	29,025
Industrial Gases — 0.0%
Airgas, Inc. Company Guar. Notes 4.50% due 09/15/14	12,000	12,212
Insurance Brokers — 0.0%
Marsh & McLennan Cos., Inc. Senior Notes 5.15% due 09/15/10	35,000	35,718
USI Holdings Corp. Senior Sub. Notes 9.75% due 05/15/15*	20,000	17,725
		53,443
Insurance-Life/Health — 0.6%
Americo Life, Inc. Notes 7.88% due 05/01/13*	44,000	35,200
Genworth Financial, Inc. Notes 5.75% due 06/15/14	15,000	13,449
Monumental Global Funding II Senior Sec. Notes 5.65% due 07/14/11*	36,000	36,812
Pacific Life Insurance Co. Notes 9.25% due 06/15/39*	193,000	221,303
Principal Financial Group, Inc. Senior Notes 8.88% due 05/15/19	165,000	197,696
Prudential Financial, Inc. Notes 4.75% due 09/17/15	27,000	26,811
Prudential Financial, Inc. Senior Notes 6.20% due 01/15/15	29,000	30,681
Prudential Financial, Inc. Senior Notes 7.38% due 06/15/19	235,000	262,262
Torchmark Corp. Senior Notes 9.25% due 06/15/19	15,000	16,864
Unum Group Senior Notes 7.13% due 09/30/16	15,000	15,177
		856,255

Security Description	Principal Amount(19)	Market Value (Note 2)
Insurance-Multi-line — 1.2%
Allstate Corp. Senior Notes 7.45% due 05/16/19	$290,000	$345,650
Hartford Financial Services Group, Inc. Senior Notes 5.38% due 03/15/17	80,000	73,244
Hartford Financial Services Group, Inc. Senior Notes 5.95% due 10/15/36	38,000	31,032
Hartford Financial Services Group, Inc. Senior Notes 6.00% due 01/15/19	170,000	161,217
MetLife, Inc. Senior Notes 6.75% due 06/01/16	15,000	16,740
MetLife, Inc. Notes 7.72% due 02/15/19	240,000	282,546
Metropolitan Life Global Funding I Notes 2.88% due 09/17/12*	40,000	40,099
Metropolitan Life Global Funding I Notes 5.13% due 06/10/14*	38,000	39,698
Nationwide Mutual Insurance Notes 9.38% due 08/15/39*	200,000	213,130
Symetra Financial Corp. Senior Notes 6.13% due 04/01/16*	70,000	59,348
The Allstate Corp. Senior Notes 7.20% due 12/01/09	78,000	78,585
Unitrin, Inc. Senior Notes 4.88% due 11/01/10	265,000	262,357
		1,603,646
Insurance-Mutual — 0.4%
Liberty Mutual Group, Inc. Notes 6.50% due 03/15/35*	20,000	16,156
Liberty Mutual Group, Inc. Company Guar. Bonds 10.75% due 06/15/88*(1)	51,000	48,450
Liberty Mutual Insurance Co. Sub. Notes 7.70% due 10/15/97*	440,000	337,989
Massachusetts Mutual Life Insurance Co. Notes 8.88% due 06/01/39*	110,000	134,808
		537,403
Insurance-Property/Casualty — 0.8%
ACE Capital Trust II Company Guar. Notes 9.70% due 04/01/30	210,000	209,089
Everest Reinsurance Holdings, Inc. Jr. Sub. Bonds 6.60% due 05/01/67(1)	260,000	176,800

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Property/Casualty (continued)
Everest Reinsurance Holdings, Inc. Senior Notes 8.75% due 03/15/10	$200,000	$205,335
Markel Corp. Senior Notes 7.13% due 09/30/19	15,000	15,559
Navigators Group, Inc. Senior Notes 7.00% due 05/01/16	139,000	134,466
W.R. Berkley Corp. Senior Notes 5.60% due 05/15/15	260,000	252,586
W.R. Berkley Corp. Senior Notes 6.25% due 02/15/37	16,000	14,464
		1,008,299
Investment Management/Advisor Services — 0.2%
Ameriprise Financial, Inc. Senior Notes 5.35% due 11/15/10	1,000	1,018
Eaton Vance Corp. Senior Notes 6.50% due 10/02/17	250,000	270,006
		271,024
Medical Labs & Testing Services — 0.4%
Quest Diagnostics, Inc. Company Guar. Notes 6.95% due 07/01/37	145,000	166,300
Roche Holdings, Inc. Company Guar. Notes 6.00% due 03/01/19*	320,000	356,204
		522,504
Medical Products — 0.0%
CareFusion Corp. Senior Notes 4.13% due 08/01/12*	20,000	20,530
Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 5.85% due 06/01/17	30,000	32,996
Amgen, Inc. Senior Notes 6.40% due 02/01/39	115,000	131,821
		164,817
Medical-Drugs — 0.0%
Axcan Intermediate Holdings, Inc. Senior Notes 9.25% due 03/01/15	5,000	5,275
Merck & Co., Inc. Senior Notes 4.00% due 06/30/15	12,000	12,609
		17,884
Medical-Generic Drugs — 0.0%
Watson Pharmaceuticals, Inc. Senior Notes 6.13% due 08/15/19	36,000	37,861

Security Description	Principal Amount(19)	Market Value (Note 2)
Medical-HMO — 0.0%
WellPoint, Inc. Senior Notes 5.00% due 01/15/11	$15,000	$15,460
Medical-Hospitals — 0.1%
Community Health Systems, Inc. Company Guar. Notes 8.88% due 07/15/15	30,000	30,750
HCA, Inc. Senior Notes 7.50% due 11/15/95	25,000	17,687
HCA, Inc. Senior Notes 8.50% due 04/15/19*	50,000	52,250
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.75% due 06/15/14	15,000	15,000
		115,687
Medical-Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp. Company Guar. Notes 5.88% due 09/15/15	270,000	290,798
Metal-Aluminum — 0.0%
Alcoa, Inc. Senior Notes 6.50% due 06/15/18	42,000	40,670
Metal-Copper — 0.0%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	16,000	17,020
Multimedia — 0.8%
AOL Time Warner, Inc. Company Guar. Bonds 7.63% due 04/15/31	50,000	56,037
News America, Inc. Company Guar. Notes 6.15% due 03/01/37	21,000	20,547
News America, Inc. Company Guar. Notes 6.90% due 03/01/19	295,000	329,184
News America, Inc. Company Guar. Notes 6.90% due 08/15/39*	20,000	21,292
Time Warner Entertainment Co. LP Senior Debentures 8.38% due 03/15/23	155,000	185,929
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	32,000	38,460
Time Warner, Inc. Bonds 6.63% due 05/15/29	260,000	266,783
Viacom, Inc. Senior Notes 6.13% due 10/05/17	200,000	214,156
		1,132,388

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Non-Hazardous Waste Disposal — 0.0%
Waste Management, Inc. Company Guar. Notes 6.38% due 11/15/12	$21,000	$22,983
Waste Management, Inc. Company Guar. Notes 7.75% due 05/15/32	20,000	24,299
		47,282
Office Automation & Equipment — 0.2%
Pitney Bowes, Inc. Senior Notes 5.25% due 01/15/37	20,000	20,652
Xerox Corp. Senior Notes 5.50% due 05/15/12	205,000	214,955
Xerox Corp. Senior Notes 6.35% due 05/15/18	20,000	20,792
Xerox Corp. Senior Notes 8.25% due 05/15/14	60,000	68,202
		324,601
Oil Companies-Exploration & Production — 0.5%
Chesapeake Energy Corp. Company Guar. Notes 7.50% due 09/15/13	105,000	104,344
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/24	36,000	38,543
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16	50,000	42,688
XTO Energy, Inc. Senior Notes 5.50% due 06/15/18	265,000	273,475
XTO Energy, Inc. Senior Notes 6.75% due 08/01/37	140,000	155,740
		614,790
Oil Companies-Integrated — 0.2%
ConocoPhillips Company Guar. Notes 6.00% due 01/15/20	245,000	271,521
ConocoPhillips Holding Co. Senior Notes 6.95% due 04/15/29	20,000	23,471
Hess Corp. Senior Notes 7.13% due 03/15/33	25,000	27,508
		322,500
Oil Refining & Marketing — 0.0%
Valero Energy Corp. Senior Notes 6.63% due 06/15/37	21,000	18,754
Paper & Related Products — 0.2%
Georgia-Pacific LLC Company Guar. Notes 7.00% due 01/15/15*	20,000	19,700

Security Description	Principal Amount(19)	Market Value (Note 2)
Paper & Related Products (continued)
Georgia-Pacific LLC Company Guar. Notes 7.13% due 01/15/17*	$5,000	$4,888
International Paper Co. Senior Notes 9.38% due 05/15/19	55,000	64,399
MeadWestvaco Corp. Senior Notes 7.38% due 09/01/19	190,000	199,034
		288,021
Pharmacy Services — 0.1%
Express Scripts, Inc. Senior Notes 6.25% due 06/15/14	105,000	115,389
Express Scripts, Inc. Senior Notes 7.25% due 06/15/19	10,000	11,745
		127,134
Pipelines — 0.4%
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	60,000	58,500
Dynegy-Roseton Danskammer Pass Through Certs. Series B 7.67% due 11/08/16	25,000	22,969
Enterprise Products Operating LLC Company Guar. Notes 4.60% due 08/01/12	15,000	15,542
NGPL PipeCo LLC Senior Notes 6.51% due 12/15/12*	290,000	318,160
ONEOK, Inc. Senior Notes 6.00% due 06/15/35	16,000	15,794
Plains All American Pipeline, LP Senior Notes 4.25% due 09/01/12	25,000	25,701
Plains All American Pipeline, LP Company Guar. Notes 5.75% due 01/15/20	18,000	18,139
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	50,000	54,083
		528,888
Property Trust — 0.2%
WEA Finance LLC Senior Notes 7.13% due 04/15/18*	225,000	234,552
WEA Finance LLC/WT Finance Australia Property, Ltd. Company Guar. Notes 6.75% due 09/02/19*	90,000	91,035
		325,587

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Publishing-Periodicals — 0.0%
The Reader's Digest Association, Inc. Company Guar. Notes 9.00% due 02/15/17†(14)(15)	$25,000	$563
Real Estate Investment Trusts — 1.3%
AvalonBay Communities, Inc. Senior Notes 5.70% due 03/15/17	90,000	91,919
Brandywine Operating Partnership LP Company Guar. Notes 5.75% due 04/01/12	75,000	75,530
Brandywine Operating Partnership LP Company Guar. Notes 7.50% due 05/15/15	100,000	100,046
Health Care Property Investors, Inc. Senior Notes 5.65% due 12/15/13	185,000	183,027
Kimco Realty Corp. Notes 5.58% due 11/23/15	180,000	175,709
Kimco Realty Corp. Senior Sub. Notes 5.70% due 05/01/17	40,000	37,445
Liberty Property LP Senior Notes 8.50% due 08/01/10	240,000	247,850
Realty Income Corp. Senior Notes 6.75% due 08/15/19	225,000	219,146
Simon Property Group LP Notes 5.30% due 05/30/13	145,000	148,245
Simon Property Group LP Senior Notes 6.75% due 05/15/14	65,000	69,711
Simon Property Group LP Senior Notes 10.35% due 04/01/19	110,000	136,890
United Dominion Realty Trust, Inc. Senior Notes 6.05% due 06/01/13	330,000	334,316
		1,819,834
Real Estate Operations & Development — 0.1%
Regency Centers LP Company Guar. Notes 4.95% due 04/15/14	140,000	128,466
Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14†(9)(14)(15)	25,000	25
Rental Auto/Equipment — 0.2%
Erac USA Finance Co. Company Guar. Notes 7.00% due 10/15/37*	210,000	196,583
Research & Development — 0.0%
Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	25,000	18,625

Security Description	Principal Amount(19)	Market Value (Note 2)
Retail-Discount — 0.0%
Wal-Mart Stores, Inc. Senior Notes 3.20% due 05/15/14	$15,000	$15,315
Retail-Drug Store — 0.2%
CVS Caremark Corp. Notes 6.60% due 03/15/19	125,000	140,909
CVS Caremark Corp. Pass Through Certs. 6.94% due 01/10/30	159,432	161,051
		301,960
Retail-Regional Department Stores — 0.0%
Macy's Retail Holdings, Inc. Company Guar. Notes 6.65% due 07/15/24	5,000	3,943
Schools — 0.0%
Princeton University Senior Notes 5.70% due 03/01/39	22,000	24,189
Special Purpose Entities — 0.4%
Capital One Capital V Company Guar. Notes 10.25% due 08/15/39	95,000	104,977
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	25,000	19,750
Farmers Exchange Capital Notes 7.05% due 07/15/28*	380,000	340,206
TECO Finance, Inc. Company Guar. Notes 6.57% due 11/01/17	12,000	12,388
		477,321
Steel-Producers — 0.0%
Reliance Steel & Aluminum Co. Company Guar. Notes 6.85% due 11/15/36	35,000	30,393
Ryerson, Inc. Company Guar. Notes 7.86% due 11/01/14(1)	25,000	21,875
		52,268
Telecom Services — 0.3%
Bellsouth Telecommunications, Inc. Senior Notes 7.00% due 12/01/95	66,000	65,534
Embarq Corp. Senior Notes 8.00% due 06/01/36	8,000	8,359
PAETEC Holding Corp. Company Guar. Notes 9.50% due 07/15/15	30,000	27,225
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/30	200,000	241,634
		342,752

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Telephone-Integrated — 0.4%
AT&T, Inc. Notes 5.10% due 09/15/14	$130,000	$140,162
AT&T, Inc. Senior Notes 5.63% due 06/15/16	15,000	16,136
AT&T, Inc. Senior Notes 6.30% due 01/15/38	95,000	99,526
BellSouth Corp. Senior Notes 6.88% due 10/15/31	20,000	21,867
CenturyTel, Inc. Senior Notes 7.60% due 09/15/39	39,000	38,865
Cincinnati Bell, Inc. Company Guar. Notes 7.00% due 02/15/15	14,000	13,580
Citizens Communications Co. Senior Notes 9.00% due 08/15/31	10,000	9,800
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/28	61,000	50,935
Verizon Communications, Inc. Notes 6.40% due 02/15/38	150,000	160,276
Verizon Pennsylvania, Inc. Senior Notes 8.35% due 12/15/30	15,000	17,403
Verizon Virginia, Inc. Senior Notes 4.63% due 03/15/13	15,000	15,582
		584,132
Television — 0.2%
Allbritton Communications Co. Senior Sub. Notes 7.75% due 12/15/12	4,000	3,760
CBS Corp. Company Guar. Notes 8.20% due 05/15/14	210,000	228,613
Paxson Communications Corp. Senior Sec. Notes 7.38% due 01/15/13*†(1)(9)(14)(15)	28,720	359
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11†(14)(15)	15,000	19
		232,751
Tobacco — 0.4%
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/19	70,000	85,537
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/18	160,000	198,729
Philip Morris International, Inc. Senior Notes 4.88% due 05/16/13	100,000	106,233

Security Description	Principal Amount(19)	Market Value (Note 2)
Tobacco (continued)
Philip Morris International, Inc. Notes 6.38% due 05/16/38	$80,000	$92,630
		483,129
Transactional Software — 0.0%
Open Solutions, Inc. Company Guar. Notes 9.75% due 02/01/15*	20,000	13,825
Transport-Air Freight — 0.1%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	150,050	112,538
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 07/02/21	27,236	19,610
		132,148
Transport-Equipment & Leasing — 0.0%
GATX Corp. Notes 4.75% due 10/01/12	25,000	25,152
Transport-Rail — 0.1%
CSX Corp. Senior Notes 6.15% due 05/01/37	20,000	21,185
CSX Corp. Senior Notes 7.90% due 05/01/17	26,000	30,745
Union Pacific Corp. Senior Notes 5.75% due 11/15/17	41,000	43,952
		95,882
Transport-Services — 0.0%
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	35,000	32,856
Total U.S. Corporate Bonds & Notes (cost $29,812,068)		31,186,483
FOREIGN CORPORATE BONDS & NOTES — 4.6%
Auto-Heavy Duty Trucks — 0.0%
Volvo Treasury AB Notes 5.95% due 04/01/15*	15,000	14,986
Banks-Commercial — 0.4%
Barclays Bank PLC Senior Notes 5.00% due 09/22/16	150,000	151,915
Barclays Bank PLC Jr. Sub. 5.93% due 12/15/16*(1)(10)	50,000	37,000
Caisse Nationale des Caisses d'Epargne et de Prevoyance Notes 3.61% due 12/30/09(1)(10)	55,000	33,550
Lloyds Banking Group PLC Jr. Sub. 5.92% due 10/01/15*(1)(10)	25,000	14,250

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)
Overseas-Chinese Banking Corp. Sub. Notes 7.75% due 09/06/11*	$200,000	$217,506
Rabobank Nederland NV Senior Notes 4.20% due 05/13/14*	40,000	41,664
Westpac Banking Corp. Sub. Notes 0.84% due 03/31/10(1)(10)	80,000	48,000
Westpac Banking Corp. Senior Notes 4.20% due 02/27/15	15,000	15,246
		559,131
Banks-Money Center — 0.2%
Bank of Scotland PLC Senior Sub. Notes 1.50% due 11/30/09(1)(10)	80,000	36,763
KBC Internationale Financieringsmaatschappij NV Bank Guar. Notes 6.00% due 02/07/10(1)	15,000	9,810
Mizuho Financial Group Cayman, Ltd. Bank Guar. Notes 5.79% due 04/15/14*	250,000	265,594
		312,167
Brewery — 0.4%
CIA Brasileira de Bebidas Notes 8.75% due 09/15/13	225,000	263,250
SABMiller PLC Notes 6.50% due 07/01/16*	210,000	227,620
		490,870
Building Products-Cement — 0.0%
Holcim Capital Corp., Ltd. Company Guar. Notes 6.88% due 09/29/39*	23,000	23,702
Cellular Telecom — 0.2%
Rogers Communications, Inc. Company Guar. Notes 6.80% due 08/15/18	235,000	263,730
Vodafone Group PLC Senior Notes 4.15% due 06/10/14	8,000	8,216
Vodafone Group PLC Senior Notes 5.38% due 01/30/15	8,000	8,573
Vodafone Group PLC Senior Notes 5.45% due 06/10/19	29,000	30,195
		310,714
Containers-Metal/Glass — 0.0%
Consumers International, Inc. Senior Notes 10.25% due 04/01/05†(6)(8)	20,000	0

Security Description	Principal Amount(19)	Market Value (Note 2)
Diversified Banking Institutions — 0.4%
Credit Agricole SA Jr. Sub. 6.64% due 05/31/17*(1)(10)	$11,000	$7,810
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/38	405,000	454,454
		462,264
Diversified Financial Services — 0.1%
BTM (Curacao) Holdings NV Bank Guar. Notes 4.76% due 07/21/15*(1)	100,000	99,231
Diversified Manufacturing Operations — 0.0%
Bombardier, Inc. Senior Notes 8.00% due 11/15/14*	13,000	13,325
Diversified Minerals — 0.0%
Teck Resources, Ltd. Senior Sec. Notes 10.25% due 05/15/16	10,000	11,300
Teck Resources, Ltd. Senior Sec. Notes 10.75% due 05/15/19	5,000	5,812
Vale Overseas, Ltd. Company Guar. Notes 5.63% due 09/15/19	10,000	10,172
		27,284
Electric-Generation — 0.2%
Abu Dhabi National Energy Co. Notes 6.50% due 10/27/36*	260,000	251,046
Electric-Integrated — 0.5%
Electricite de France Notes 6.50% due 01/26/19*	206,000	236,038
Electricite de France Notes 6.95% due 01/26/39*	30,000	37,169
Empresa Nacional de Electricidad SA Bonds 7.33% due 02/01/37	54,000	57,149
Enel Finance International SA Company Guar. Notes 5.13% due 10/07/19*	125,000	124,450
Enel Finance International SA Company Guar. Notes 6.80% due 09/15/37*	135,000	156,701
		611,507
Finance-Investment Banker/Broker — 0.0%
Macquarie Group, Ltd. Notes 7.30% due 08/01/14*	29,000	30,942
Finance-Other Services — 0.1%
BP Capital Markets PLC Company Guar. Notes 3.88% due 03/10/15	45,000	46,488

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Finance-Other Services (continued)
Iberdrola Finance Ireland, Ltd. Company Guar. Notes 5.00% due 09/11/19*	$22,000	$22,155
		68,643
Insurance-Multi-line — 0.1%
Aegon NV Sub. Notes 3.60% due 07/15/14(1)(10)	43,000	20,146
XL Capital, Ltd. Senior Notes 5.25% due 09/15/14	35,000	34,358
XL Capital, Ltd. Senior Notes 6.38% due 11/15/24	23,000	18,573
		73,077
Investment Companies — 0.0%
Xstrata Finance Canada, Ltd. Company Guar. Notes 6.90% due 11/15/37*	28,000	26,353
Medical Products — 0.0%
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 4.11% due 12/01/13(1)	50,000	42,250
Medical-Drugs — 0.0%
Elan Finance PLC Company Guar. Bonds 7.75% due 11/15/11	22,000	22,412
Metal-Diversified — 0.1%
Inco, Ltd. Bonds 7.20% due 09/15/32	120,000	125,530
Noranda, Inc. Notes 6.00% due 10/15/15	19,000	19,316
		144,846
Oil Companies-Exploration & Production — 0.3%
Devon Financing Corp. ULC Company Guar. Bonds 7.88% due 09/30/31	160,000	198,184
Nexen, Inc. Senior Notes 5.88% due 03/10/35	62,000	56,783
Nexen, Inc. Senior Notes 6.20% due 07/30/19	45,000	46,673
Nexen, Inc. Bonds 6.40% due 05/15/37	20,000	19,471
OPTI Canada, Inc. Senior Sec. Notes 7.88% due 12/15/14	35,000	26,775
Talisman Energy, Inc. Senior Notes 7.75% due 06/01/19	30,000	35,275
		383,161

Security Description	Principal Amount(19)	Market Value (Note 2)
Oil Companies-Integrated — 0.0%
Total Capital SA Company Guar. Notes 3.13% due 10/02/15	$30,000	$29,881
Satellite Telecom — 0.0%
Intelsat Intermediate Holding Co., Ltd. Company Guar. Notes 9.50% due 02/01/15(2)	15,000	14,963
Intelsat Subsidiary Holding Co., Ltd. Company Guar. Notes 8.50% due 01/15/13	35,000	35,437
		50,400
Special Purpose Entity — 0.2%
UFJ Finance Aruba AEC Bank Guar. Bonds 6.75% due 07/15/13	240,000	266,694
Steel-Producers — 0.2%
ArcelorMittal Senior Notes 6.13% due 06/01/18	142,000	139,892
ArcelorMittal Senior Notes 9.85% due 06/01/19	60,000	70,745
		210,637
Telephone-Integrated — 1.1%
British Telecom PLC Senior Notes 5.15% due 01/15/13	175,000	182,316
Deutsche Telekom International Finance BV Company Guar. Bonds 8.25% due 06/15/30	175,000	226,629
Deutsche Telekom International Finance BV Company Guar. Bonds 8.50% due 06/15/10	200,000	209,639
France Telecom SA Bonds 7.75% due 03/01/11	70,000	75,794
France Telecom SA Notes 8.50% due 03/01/31	200,000	276,536
Telecom Italia Capital SA Company Guar. Notes 4.95% due 09/30/14	144,000	149,009
Telecom Italia Capital SA Company Guar. Bonds 6.20% due 07/18/11	230,000	244,931
Telecom Italia Capital SA Company Guar. Bonds 7.72% due 06/04/38	130,000	154,370
Telefonica Emisiones SAU Company Guar. Notes 5.88% due 07/15/19	30,000	32,595
		1,551,819
Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 9.50% due 11/15/18*	105,000	136,188

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount(19)		Market Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Transport-Rail — 0.0%
Canadian National Railway Co. Senior Notes 6.90% due 07/15/28		$20,000	$24,099
Total Foreign Corporate Bonds & Notes (cost $5,830,951)			6,237,629
FOREIGN GOVERNMENT AGENCIES — 1.1%
Sovereign — 1.1%
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/17	BRL	2,500,000	1,271,169
Federal Republic of Brazil Notes 8.00% due 01/15/18		165,278	191,391
Total Foreign Government Agencies (cost $1,137,228)			1,462,560
LOANS — 0.1%
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co. BTL-B 3.25% due 12/15/13(1)(11)(12)		14,010	12,491
Ford Motor Co. BTL-B 3.51% due 12/15/13(1)(11)(12)		213,960	190,769
Total Loans (cost $227,970)			203,260
MUNICIPAL BONDS & NOTES — 0.5%
Municipal Bonds — 0.5%
California State Build America General Obligation Bonds 7.55% due 04/01/39		475,000	527,948
New Jersey State Turnpike Authority Revenue Bonds 7.41% due 01/01/40		165,000	203,412
Total Municipal Bonds & Notes (cost $658,442)			731,360
U.S. GOVERNMENT AGENCIES — 20.8%
Federal Home Loan Mtg. Corp. — 6.3%
4.50% due 01/01/39		97,828	99,112
5.00% due 07/01/20		47,097	49,846
5.00% due 12/01/20		91,018	96,329
5.00% due 05/01/21		866,908	917,500
5.00% due 07/01/21		305,651	323,489
5.00% due 05/01/34		281,918	292,590
5.00% due 07/01/35		67,442	69,932
5.00% due 08/01/35		299,976	311,049
5.00% due 11/01/35		296,868	307,827
5.00% due 07/01/36		2,877,508	2,979,690
5.00% due 03/01/37		615,376	636,843
5.00% due 03/01/38		132,210	136,822
5.50% due 05/01/37		171,870	180,150
5.50% due 06/01/37		52,385	54,909
5.50% due 10/01/37		31,729	33,258
5.50% due 11/01/37		255,361	267,664
5.50% due 07/01/38		110,804	116,142
5.95% due 10/01/36(1)		285,844	302,427
6.00% due 09/01/26		288,422	307,489
6.00% due 12/01/33		57,330	61,042
6.00% due 08/01/36		103,362	109,408
6.50% due 05/01/16		8,086	8,625

Security Description	Principal Amount(19)	Market Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
6.50% due 05/01/29	$12,144	$13,090
6.50% due 07/01/35	16,712	17,951
6.50% due 03/01/36	91,727	97,922
6.50% due 05/01/36	2,851	3,044
7.00% due 04/01/32	28,291	31,015
Federal Home Loan Mtg. Corp., REMIC Series 2635, Class NJ 3.00% due 03/15/17(5)	97,780	99,809
Series 2586, Class NK 3.50% due 08/15/16(5)	36,490	37,379
Series 3102, Class PG 5.00% due 11/15/28(5)	165,000	173,324
Series 3317, Class PD 5.00% due 09/15/31(5)	215,000	226,772
Series 3349, Class HB 5.50% due 06/15/31(5)	173,000	183,106
Series 1577, Class PK 6.50% due 09/15/23(5)	60,000	65,282
Series 1226, Class Z 7.75% due 03/15/22(5)	3,033	3,285
		8,614,122
Federal National Mtg. Assoc. — 11.8%
4.50% due 01/01/39	95,648	97,023
4.56% due 01/01/15	800,802	842,598
4.85% due 11/01/15	803,150	854,468
5.00% due 03/15/16	30,000	33,132
5.00% due 03/01/18	128,720	136,755
5.00% due 06/01/19	31,163	33,030
5.00% due 05/01/35	2,967	3,076
5.00% due 07/01/37	46,722	48,337
5.00% due October TBA	430,000	444,109
5.50% due 03/01/18	95,407	102,107
5.50% due 10/01/21	115,853	122,904
5.50% due 06/01/22	51,614	54,667
5.50% due 05/01/34	90,129	94,823
5.50% due 06/01/34	98,821	103,844
5.50% due 09/01/35	4,465,066	4,689,250
5.50% due 12/01/35	243,807	256,048
5.50% due 02/01/36(1)	99,592	104,728
5.50% due 06/01/36	2,147,240	2,259,746
5.50% due 08/01/36	23,494	24,640
5.50% due 12/01/36	655	687
5.50% due 07/01/38	260,001	272,364
5.50% due October TBA	620,000	648,482
5.92% due 10/01/11	152,316	161,593
6.00% due 06/01/17	42,571	45,720
6.00% due 06/01/26	177,116	188,783
6.00% due 04/01/27	985,248	1,049,118
6.00% due 12/01/33	190,856	203,094
6.00% due 05/01/34	111,424	118,395
6.06% due 09/01/11	82,355	88,397
6.09% due 05/01/11	289,942	304,213
6.29% due 02/01/11	158,751	165,242
6.50% due 06/01/13	74,206	79,435
6.50% due 09/01/32	131,604	142,015
6.50% due 06/01/35	886,987	953,548
6.50% due 01/01/36	67,951	72,859
6.50% due 02/01/36	246,522	264,059
6.50% due 08/01/36	161,166	172,631

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
6.50% due 10/01/37	$97,119	$103,967
7.00% due 06/01/37	446,501	487,737
Federal National Mtg. Assoc., REMIC Series 2005-12, Class BE 5.00% due 11/25/30(5)	210,000	221,781
		16,049,405
Government National Mtg. Assoc. — 2.7%
4.50% due October TBA	3,000,000	3,044,064
5.50% due 05/15/36	48,329	50,882
6.00% due 09/15/32	44,948	47,968
6.00% due 12/15/33	217,888	232,479
6.00% due 09/15/38	117,737	124,543
7.00% due 11/15/31	40,274	44,006
7.00% due 07/15/33	38,347	41,925
7.50% due 01/15/32	29,268	32,815
8.00% due 11/15/31	7,445	8,472
8.50% due 11/15/17	2,593	2,815
9.00% due 11/15/21	744	850
Government National Mtg. Assoc., REMIC Series 2005-74, Class HA 7.50% due 09/16/35(5)	705	795
Series 2005-74 Class HB 7.50% due 09/16/35(5)	30,920	34,864
		3,666,478
Total U.S. Government Agencies (cost $27,062,219)		28,330,005
U.S. GOVERNMENT TREASURIES — 3.6%
United States Treasury Bonds — 0.7%
3.50% due 02/15/39	39,000	35,332
4.25% due 05/15/39	54,000	55,865
4.38% due 02/15/38	641,000	675,254
4.50% due 05/15/38	25,000	26,902
5.25% due 11/15/28	53,000	61,530
6.63% due 02/15/27(16)	60,000	79,556
8.13% due 08/15/19	17,000	23,688
		958,127
United States Treasury Notes — 2.9%
1.00% due 07/31/11	400,000	401,141
1.50% due 10/31/10	500,000	505,586
1.88% due 06/15/12	600,000	609,375
2.00% due 11/30/13	240,000	240,338
2.63% due 05/31/10(16)	750,000	761,660
2.63% due 06/30/14	298,000	303,308
2.75% due 02/15/19	45,000	42,943
3.00% due 08/31/16	11,000	11,065
3.13% due 05/15/19	3,000	2,952
3.25% due 06/30/16	600,000	614,578
3.63% due 08/15/19	6,000	6,158
3.75% due 11/15/18	420,000	434,602
		3,933,706
Total U.S. Government Treasuries (cost $4,949,457)		4,891,833
Total Long-Term Investment Securities (cost $125,869,837)		134,378,772

Security Description	Principal Amount(19)	Market Value (Note 2)
REPURCHASE AGREEMENTS — 5.6%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 09/30/09, to be repurchased 10/01/09 in the amount of $467,000 and collateralized by $480,000 of United States Treasury Bills, bearing interest at 0.17%, due 03/18/10 and having an approximate value of $479,616	$467,000	$467,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 09/30/09, to be repurchased 10/01/09 in the amount of $1,705,000 and collateralized by $1,740,000 of Federal Home Loan Mtg. Notes, bearing interest at 0.66%, due 04/01/11 and having an approximate value of $1,742,175	1,705,000	1,705,000
Banc of America Securities Joint Repurchase Agreement(17)	5,525,000	5,525,000
Total Repurchase Agreements (cost $7,697,000)		7,697,000
TOTAL INVESTMENTS (cost $133,566,837)(18)	104.2%	142,075,772
Liabilities in excess of other assets	(4.2)	(5,717,565)
NET ASSETS	100.0%	$136,358,207

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2009, the aggregate value of these securities was $8,494,726 representing 6.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)  Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of September 30, 2009.

(2)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.

(3)  Commercial Mortgage Backed Security

(4)  Variable Rate Security — the rate reflected is as of September 30, 2009, maturity date reflects the stated maturity date.

(5)  Collateralized Mortgage Obligation

(6)  Fair valued security. Securities are classified as Level 3 disclosures based on the securities valuation inputs; see Note 2.

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

(7)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contactual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2009, the Multi-Managed Income/Equity Portfolio held the following restricted securities:

Name	Acquisition Date	Principal Amount	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
ICO North America, Inc. Notes 7.50% due 08/15/09	08/11/2005	$10,000	$10,000	$3,500	$35.00	0.00%

(8)  Illiquid security. At September 30, 2009, the aggregate value of these securities was $3,500 representing 0.0% of net assets.

(9)  Income may be received in cash or additional shares at the discretion of the issuer.

(10)  Perpetual maturity — maturity date reflects the next call date.

(11)  The Portfolio invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(12)  Senior Loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(13)  PIK ("Payment-in-Kind") security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.

(14)  Company has filed Chapter 11 bankruptcy protection.

(15)  Bond in default

(16)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(17)  See Note 2 for details of Joint Repurchase Agreements.

(18)  See Note 3 for cost of investments on a tax basis.

(19)  Denominated in United States dollars unless otherwise indicated.

(20)  Bond is in default and did not pay principal at maturity.

(21)  Bond is in default of interest subsequent to September 30, 2009.

(22)  Subsequent to September 30, 2009, the company has filed Chapter 11 bankruptcy protection.

ADR — American Depository Receipt

BTL — Bank Term Loan

FDIC — Federal Deposit Insurance Corporation

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Market Value at Trade Date	Market Value as of September 30, 2009	Unrealized Appreciation (Depreciation)
44	Long	Australian 10 YR Bonds	December 2009	$28,974,168	$28,941,709	$(32,459)
18	Short	Long Gilt Futures	December 2009	3,399,306	3,413,141	(13,835)
30	Long	U.S. Treasury 2 YR Notes	December 2009	6,481,166	6,509,063	27,897
24	Long	U.S. Treasury 5 YR Notes	December 2009	2,763,477	2,786,250	22,773
31	Short	U.S. Treasury 10 YR Notes	December 2009	3,616,598	3,668,172	(51,574)
58	Short	U.S. Treasury Long Bonds	December 2009	6,940,152	7,039,750	(99,598)
						$(146,796)

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Open Forward Foreign Currency Contracts

Contract to Deliver			In Exchange For		Delivery Date	Gross Unrealized Appreciation
*	USD	336,700	BRL	650,000	12/16/2009	$25,603
	USD	936,043	MXN	12,850,000	12/16/2009	6,238
						31,841
Contract to Deliver			In Exchange For		Delivery Date	Gross Unrealized (Depreciation)
*	BRL	2,798,000	USD	1,512,420	12/16/2009	$(47,156)
	JPY	63,500,000	USD	689,079	12/16/2009	(18,673)
	USD	666,342	GBP	400,000	12/16/2009	(27,221)
	USD	691,095	INR	33,100,000	10/28/2009	(4,169)
						(97,219)
Net Unrealized Appreciation (Depreciation)						$(65,378)

*  Represents offsetting and partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

BRL — Brazilian Real

GBP — Pound Sterling

INR — Indian Rupee

MXN — Mexican Peso

JPY — Japanese Yen

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2009 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock*	$42,624,327	$—	$—	$42,624,327
Preferred Stocks	516,109	—	—	516,109
Asset Backed Securities	—	17,927,915	263,791	18,191,706
Convertible Bonds & Notes	—	—	3,500	3,500
U.S. Corporate Bonds & Notes	—	31,006,342	180,141	31,186,483
Foreign Corporate Bonds & Notes	—	6,237,629	0	6,237,629
Foreign Government Agencies	—	1,462,560	—	1,462,560
Loans	—	203,260	—	203,260
Municipal Bonds & Notes	—	731,360	—	731,360
U.S. Government Agencies	—	28,330,005	—	28,330,005
U.S. Government Treasuries	4,891,833	—	—	4,891,833
Repurchase Agreements	—	7,697,000	—	7,697,000
Other Financial Instruments+
Open Futures Contracts - Appreciation	50,670	—	—	50,670
Open Futures Contracts - Depreciation	(197,466)	—	—	(197,466)
Open Forward Foreign Currency Contracts - Appreciation	—	31,841	—	31,841
Open Forward Foreign Currency Contracts - Depreciation	—	(97,219)	—	(97,219)
Total	$47,885,473	$93,530,693	$447,432	$141,863,598

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

*  Sum of all industries each of which individually has an aggregate market value of less than 5% of net assets.

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Asset Backed Securities	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes
Balance as of 03/31/2009	$210,000	$2,000	$172,636	$0
Accrued discounts/premiums	—	—	252	—
Realized gain(loss)	5	—	5,726	—
Change in unrealized appreciation(depreciation)	93,795	1,500	17,807	—
Net purchases(sales)	(40,009)	—	(10,921)	—
Transfers in and/or out of Level 3	—	—	(5,359)	—
Balance as of 9/30/2009	$263,791	$3,500	$180,141	$0

See Notes to Financial Statements

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO PROFILE — September 30, 2009 (unaudited)

Industry Allocation*

Diversified Financial Services	18.1%
Federal National Mtg. Assoc.	16.5
Repurchase Agreements	7.4
Government National Mtg. Assoc.	5.9
Diversified Banking Institutions	4.7
Federal Home Loan Mtg. Corp.	3.7
Telephone-Integrated	2.2
Banks-Super Regional	1.9
United States Treasury Bonds	1.9
Computers	1.9
Electric-Integrated	1.9
Finance-Investment Banker/Broker	1.8
Real Estate Investment Trusts	1.8
Insurance-Multi-line	1.8
Cable/Satellite TV	1.7
Sovereign	1.6
United States Treasury Notes	1.6
Banks-Commercial	1.5
Multimedia	1.3
Medical-Biomedical/Gene	1.3
Brewery	1.2
Oil Companies-Exploration & Production	1.1
Oil Companies-Integrated	1.0
Cellular Telecom	1.0
Insurance-Property/Casualty	0.9
Special Purpose Entities	0.8
Insurance-Life/Health	0.8
Municipal Bonds	0.7
Tobacco	0.6
Medical Labs & Testing Services	0.5
Retail-Drug Store	0.5
Networking Products	0.5
Insurance-Mutual	0.5
Investment Management/Advisor Services	0.5
Agricultural Chemicals	0.5
Web Portals/ISP	0.4
Banks-Fiduciary	0.4
Banks-Money Center	0.4
Pipelines	0.4
Agricultural Operations	0.4
Airlines	0.4
Telecom Services	0.4
Medical-Drugs	0.4
Electric-Transmission	0.3
Enterprise Software/Service	0.3
Office Automation & Equipment	0.3
Property Trust	0.3
Gas-Distribution	0.3
Metal Processors & Fabrication	0.3
Engineering/R&D Services	0.3
Electric-Generation	0.3
Food-Misc.	0.3
Wireless Equipment	0.3
Transport-Rail	0.3
Paper & Related Products	0.3
Casino Hotels	0.3
Finance-Credit Card	0.3
Steel-Producers	0.3
Electronic Components-Semiconductors	0.2
Cosmetics & Toiletries	0.2

Oil-Field Services	0.2%
Television	0.2
Chemicals-Diversified	0.2
Pharmacy Services	0.2
Medical-Wholesale Drug Distribution	0.2
Retail-Regional Department Stores	0.2
Rental Auto/Equipment	0.2
Hotels/Motels	0.2
Medical Instruments	0.2
Auto-Cars/Light Trucks	0.2
Finance-Other Services	0.2
Diversified Manufacturing Operations	0.2
Diversified Minerals	0.2
Retail-Discount	0.2
Optical Supplies	0.2
Broadcast Services/Program	0.2
Applications Software	0.2
Entertainment Software	0.2
Medical Products	0.1
Beverages-Non-alcoholic	0.1
Computer Services	0.1
Metal-Diversified	0.1
Transport-Services	0.1
Finance-Commercial	0.1
Real Estate Operations & Development	0.1
Medical-HMO	0.1
Vitamins & Nutrition Products	0.1
Telecom Equipment-Fiber Optics	0.1
Electronic Forms	0.1
Cruise Lines	0.1
Energy-Alternate Sources	0.1
Chemicals-Specialty	0.1
Soap & Cleaning Preparation	0.1
Gold Mining	0.1
Retail-Sporting Goods	0.1
Retail-Consumer Electronics	0.1
Aerospace/Defense	0.1
Medical-Hospitals	0.1
Retail-Building Products	0.1
Computers-Memory Devices	0.1
Casino Services	0.1
Retail-Major Department Stores	0.1
Aerospace/Defense-Equipment	0.1
Building-Residential/Commercial	0.1
Finance-Mortgage Loan/Banker	0.1
Transport-Air Freight	0.1
Finance-Auto Loans	0.1
Software Tools	0.1
106.3%

*  Calculated as a percentage of net assets

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO PROFILE — September 30, 2009 (unaudited) (continued)

Credit Quality†#
Government — Treasury	4.2%
Government — Agency	30.7
AAA	11.4
AA	5.1
A	18.3
BBB	20.2
BB	1.2
B	0.6
CCC	0.8
CC	0.2
C & Below	0.1
Not Rated@	7.2
100.0%

†  Source: Standard and Poor's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

@  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK — 15.8%
Aerospace/Defense — 0.0%
Boeing Co.	138	$7,473
Aerospace/Defense-Equipment — 0.1%
United Technologies Corp.	1,044	63,611
Agricultural Chemicals — 0.4%
Monsanto Co.	4,778	369,817
Potash Corp. of Saskatchewan, Inc.	1,000	90,340
		460,157
Agricultural Operations — 0.1%
Bunge, Ltd.	1,580	98,924
Apparel Manufacturers — 0.0%
Coach, Inc.	1,311	43,158
Applications Software — 0.2%
Microsoft Corp.	6,167	159,664
Banks-Commercial — 0.1%
Regions Financial Corp.	2,900	18,009
Standard Chartered PLC	1,768	43,570
		61,579
Banks-Fiduciary — 0.2%
State Street Corp.	2,600	136,760
The Bank of New York Mellon Corp.	2,691	78,012
		214,772
Banks-Super Regional — 0.4%
Capital One Financial Corp.	1,900	67,887
Fifth Third Bancorp	6,700	67,871
PNC Financial Services Group, Inc.	1,970	95,722
SunTrust Banks, Inc.	1,100	24,805
US Bancorp	2,615	57,164
Wells Fargo & Co.	4,185	117,933
		431,382
Beverages-Non-alcoholic — 0.1%
PepsiCo, Inc.	872	51,152
The Coca-Cola Co.	1,272	68,306
		119,458
Brewery — 0.3%
Anheuser-Busch InBev NV	7,823	357,228
Casino Hotels — 0.1%
Wynn Resorts, Ltd.†	1,700	120,513
Casino Services — 0.1%
International Game Technology	3,000	64,440
Chemicals-Diversified — 0.2%
Celanese Corp., Class A	1,400	35,000
E.I. du Pont de Nemours & Co.	1,100	35,354
Israel Chemicals, Ltd.	4,678	53,530
The Dow Chemical Co.	3,600	93,852
		217,736
Commercial Services-Finance — 0.0%
Mastercard, Inc., Class A	100	20,215
Computers — 1.9%
Apple, Inc.†	6,666	1,235,677
Hewlett-Packard Co.	2,754	130,016
International Business Machines Corp.	264	31,577
Research In Motion, Ltd.†	8,640	583,632
		1,980,902

Security Description	Shares	Market Value (Note 2)
Computers-Memory Devices — 0.1%
EMC Corp.†	4,300	$73,272
Cosmetics & Toiletries — 0.2%
Colgate-Palmolive Co.	1,968	150,119
The Procter & Gamble Co.	1,783	103,271
		253,390
Cruise Lines — 0.1%
Carnival Corp.	2,600	86,528
Royal Caribbean Cruises, Ltd.†	900	21,672
		108,200
Diversified Banking Institutions — 1.3%
Bank of America Corp.	11,495	194,496
JPMorgan Chase & Co.	11,533	505,376
Morgan Stanley	4,124	127,349
The Goldman Sachs Group, Inc.	2,695	496,823
		1,324,044
Diversified Manufacturing Operations — 0.2%
Eaton Corp.	700	39,613
Honeywell International, Inc.	1,644	61,075
Parker Hannifin Corp.	1,300	67,392
		168,080
Diversified Minerals — 0.2%
Vale SA ADR	7,285	168,502
Electric Products-Misc. — 0.0%
Emerson Electric Co.	572	22,926
Electric-Integrated — 0.1%
Dominion Resources, Inc.	908	31,326
FPL Group, Inc.	505	27,891
Progress Energy, Inc.	634	24,764
		83,981
Electronic Components-Semiconductors — 0.2%
Broadcom Corp., Class A†	1,000	30,690
Intel Corp.	5,478	107,204
Micron Technology, Inc.†	6,400	52,480
Texas Instruments, Inc.	1,485	35,180
		225,554
Electronic Forms — 0.1%
Adobe Systems, Inc.†	3,400	112,336
Energy-Alternate Sources — 0.1%
First Solar, Inc.†	695	106,238
Engineering/R&D Services — 0.3%
ABB, Ltd.†	15,073	302,536
Enterprise Software/Service — 0.3%
Oracle Corp.	16,463	343,089
Entertainment Software — 0.2%
Activision Blizzard, Inc.†	8,822	109,305
Electronic Arts, Inc.†	2,411	45,929
		155,234
Finance-Investment Banker/Broker — 0.0%
The Charles Schwab Corp.	2,000	38,300
Finance-Other Services — 0.1%
CME Group, Inc.	500	154,095

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Food-Misc. — 0.1%
Kellogg Co.	538	$26,486
Kraft Foods, Inc., Class A	1,316	34,571
		61,057
Gold Mining — 0.1%
Barrick Gold Corp.	2,500	94,750
Hotels/Motels — 0.2%
Marriott International, Inc., Class A	4,833	133,342
Starwood Hotels & Resorts Worldwide, Inc.	1,900	62,757
		196,099
Human Resources — 0.0%
Monster Worldwide, Inc.†	900	15,732
Independent Power Producers — 0.0%
Mirant Corp.†	37	608
Insurance-Life/Health — 0.1%
Prudential Financial, Inc.	1,000	49,910
Insurance-Multi-line — 0.3%
ACE, Ltd.†	3,335	178,289
MetLife, Inc.	2,277	86,685
		264,974
Investment Management/Advisor Services — 0.2%
BlackRock, Inc.	240	52,037
Franklin Resources, Inc.	500	50,300
T. Rowe Price Group, Inc.	2,100	95,970
		198,307
Medical Instruments — 0.2%
Intuitive Surgical, Inc.†	635	166,529
St. Jude Medical, Inc.†	631	24,615
		191,144
Medical Labs & Testing Services — 0.0%
Quest Diagnostics, Inc.	574	29,957
Medical Products — 0.1%
Baxter International, Inc.	515	29,360
Johnson & Johnson	1,772	107,897
		137,257
Medical-Biomedical/Gene — 1.1%
Amgen, Inc.†	2,000	120,460
Celgene Corp.†	8,630	482,417
Genzyme Corp.†	967	54,858
Gilead Sciences, Inc.†	9,405	438,085
Myriad Genetics, Inc.†	700	19,180
Vertex Pharmaceuticals, Inc.†	1,200	45,480
		1,160,480
Medical-Drugs — 0.4%
Abbott Laboratories	1,795	88,799
Merck & Co., Inc.	3,061	96,819
Pfizer, Inc.	4,778	79,076
Roche Holding AG	677	109,425
		374,119
Medical-HMO — 0.1%
UnitedHealth Group, Inc.	4,445	111,303
Metal Processors & Fabrication — 0.3%
Precision Castparts Corp.	3,035	309,175

Security Description	Shares	Market Value (Note 2)
Metal-Copper — 0.0%
Freeport-McMoRan Copper & Gold, Inc.†	459	$31,492
Multimedia — 0.3%
News Corp., Class A	15,255	182,908
The Walt Disney Co.	1,318	36,192
Time Warner, Inc.	1,740	50,077
		269,177
Networking Products — 0.5%
Cisco Systems, Inc.†	22,692	534,170
Oil Companies-Exploration & Production — 0.3%
Apache Corp.	700	64,281
Continental Resources, Inc.†	800	31,336
Devon Energy Corp.	700	47,131
EOG Resources, Inc.	600	50,106
Occidental Petroleum Corp.	800	62,720
Range Resources Corp.	400	19,744
Southwestern Energy Co.†	800	34,144
XTO Energy, Inc.	1,005	41,526
		350,988
Oil Companies-Integrated — 0.6%
Chevron Corp.	1,128	79,445
ConocoPhillips	967	43,670
Exxon Mobil Corp.	2,265	155,402
Hess Corp.	1,900	101,574
Marathon Oil Corp.	300	9,570
Petroleo Brasileiro SA ADR	4,040	185,436
Suncor Energy, Inc.	1,706	58,959
		634,056
Oil-Field Services — 0.2%
Schlumberger, Ltd.	2,321	138,332
Smith International, Inc.	1,300	37,310
Weatherford International, Ltd.†	3,500	72,555
		248,197
Optical Supplies — 0.2%
Alcon, Inc.	1,185	164,324
Pharmacy Services — 0.1%
Express Scripts, Inc.†	1,300	100,854
Medco Health Solutions, Inc.†	230	12,721
		113,575
Real Estate Investment Trusts — 0.0%
Host Hotels & Resorts, Inc.	1,300	15,301
Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc.†	1,000	37,540
Retail-Building Products — 0.1%
Home Depot, Inc.	3,100	82,584
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	2,444	91,699
Retail-Discount — 0.2%
Target Corp.	2,938	137,146
Wal-Mart Stores, Inc.	642	31,516
		168,662
Retail-Drug Store — 0.3%
CVS Caremark Corp.	8,989	321,267

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Retail-Major Department Stores — 0.1%
J.C. Penney Co., Inc.	1,900	$64,125
Retail-Regional Department Stores — 0.2%
Kohl's Corp.†	3,637	207,491
Macy's, Inc.	834	15,254
		222,745
Retail-Restaurants — 0.0%
Darden Restaurants, Inc.	900	30,717
Wendy's/Arby's Group, Inc., Class A	3,000	14,190
		44,907
Retail-Sporting Goods — 0.1%
Dick's Sporting Goods, Inc.†	4,200	94,080
Semiconductor Components-Integrated Circuits — 0.0%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,212	24,243
Soap & Cleaning Preparation — 0.1%
Reckitt Benckiser Group PLC	1,971	96,326
Software Tools — 0.1%
VMware, Inc. Class A†	1,300	52,221
Steel-Producers — 0.0%
United States Steel Corp.	800	35,496
Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc.	7,535	115,361
Telecom Services — 0.1%
TW Telecom, Inc.†	5,845	78,615
Telephone-Integrated — 0.1%
AT&T, Inc.	3,155	85,217
Verizon Communications, Inc.	1,357	41,076
		126,293
Tobacco — 0.0%
Altria Group, Inc.	1,200	21,372
Transport-Rail — 0.2%
Burlington Northern Santa Fe Corp.	1,400	111,762
Union Pacific Corp.	1,900	110,865
		222,627
Transport-Services — 0.1%
United Parcel Service, Inc., Class B	1,870	105,599
Vitamins & Nutrition Products — 0.1%
Mead Johnson Nutrition Co., Class A	2,570	115,933
Web Portals/ISP — 0.4%
Google, Inc., Class A†	940	466,099
Wireless Equipment — 0.3%
Crown Castle International Corp.†	4,230	132,653
Nokia OYJ ADR	2,100	30,702
QUALCOMM, Inc.	2,726	122,615
		285,970
Total Common Stock (cost $14,099,048)		16,490,905

Security Description	Shares/ Principal Amount(19)	Market Value (Note 2)
PREFERRED STOCK — 0.2%
Banks-Money Center — 0.0%
Santander Finance Preferred SA 4.00%(1)	1,036	$17,053
Banks-Super Regional — 0.0%
Wachovia Capital Trust IX 6.38%	750	16,215
Diversified Financial Services — 0.0%
General Electric Capital Corp. 8.00%(2)	1,073	24,904
Finance-Mortgage Loan/Banker — 0.0%
Federal Home Loan Mtg. Corp.†	400	724
Oil Companies-Integrated — 0.1%
Petroleo Brasileiro SA ADR	2,260	88,841
Special Purpose Entity — 0.1%
Structured Repackaged Asset-Backed Trust Securities 3.00%(1)	2,400	42,120
Total Preferred Stock (cost $220,749)		189,857
ASSET BACKED SECURITIES — 17.3%
Diversified Financial Services — 17.3%
American Tower Trust, Series 2007-1A, Class AFX 5.42% due 04/15/37*(3)	$725,000	700,956
AmeriCredit Automobile Receivables Trust, Series 2005-AX, Class A4 3.93% due 10/06/11	28,166	28,453
AmeriCredit Automobile Receivables Trust, Series 2005-DA, Class A4 5.02% due 11/06/12	61,720	62,646
AmeriCredit Automobile Receivables Trust, Series 2007-AX, Class A3 5.19% due 11/06/11	30,576	30,596
AmeriCredit Automobile Receivables Trust, Series 2006-BG, Class A3 5.21% due 10/06/11	2,513	2,515
AmeriCredit Automobile Receivables Trust, Series 2006-RM, Class A2 5.42% due 08/08/11	117,598	119,602
AmeriCredit Automobile Receivables Trust, Series 2009-1, Class C 14.55% due 01/15/16	290,000	333,957
Avis Budget Rental Car Funding AESOP LLC Series 2009-2A, Class A 5.68% due 02/20/14*(6)	155,000	154,990
Banc of America Commercial Mtg., Inc. Series 2007-1, Class A4 5.45% due 01/15/49(3)	800,000	707,408
Banc of America Commercial Mtg., Inc., Series 2005-2, Class A4 4.78% due 07/10/43(3)	270,000	273,957
Banc of America Commercial Mtg., Inc., Series 2005-6, Class A4 5.18% due 09/10/47(3)(4)	105,000	102,154
Banc of America Commercial Mtg., Inc., Series 2006-6, Class AM 5.39% due 10/10/45(3)	35,000	26,261

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Banc of America Large Loan Inc., Series 2006-277A, Class PAA 5.10% due 10/10/45*(3)(4)	$145,000	$120,726
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW15, Class A2 5.21% due 02/11/44(3)	50,000	49,267
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW15, Class A4 5.33% due 02/11/44(3)	380,000	342,067
Capital One Auto Finance Trust, Series 2007-B, Class A3B 0.24% due 04/15/12(1)	16,326	16,265
Capital One Auto Finance Trust, Series 2006-C, Class A3B 0.25% due 07/15/11(1)	2,218	2,217
Capital One Auto Finance Trust, Series 2006-A, Class A4 0.25% due 12/15/12(1)	286,376	283,337
Capital One Auto Finance Trust, Series 2006-C, Class A4 0.27% due 05/15/13(1)	170,000	166,764
Capital One Auto Finance Trust, Series 2005-D, Class A4 0.28% due 10/15/12(1)	73,321	72,552
Capital One Auto Finance Trust, Series 2005-C, Class A4A 4.71% due 06/15/12	65,165	66,018
Capital One Auto Finance Trust, Series 2007-B, Class A3A 5.03% due 04/15/12	30,611	31,017
Chase Mtg. Finance Corp., Series 2007-A2, Class 1A1 4.05% due 07/25/37(4)(5)	65,523	55,448
Citigroup Commercial Mtg. Trust, Series 2008-C7, Class AM 6.10% due 12/10/49(3)(4)	53,000	36,738
Citigroup Mtg. Loan Trust, Inc., Series 2006-AR1, Class 3A1 5.50% due 03/25/36(1)(5)	326,697	236,380
Citigroup/Deutsche Bank Commercial Mtg. Trust, Series 2005-CD1, Class A4 5.23% due 07/15/44(3)(4)	300,000	295,836
Commercial Mtg. Asset Trust, Series 1999-C1, Class D 7.35% due 01/17/32(3)	87,000	93,146
Commercial Mtg. Pass Through Certs., Series 2006-C7, Class A4 5.77% due 06/10/46(3)(4)	250,000	239,154
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-29, Class A1 5.75% due 12/25/35(5)	270,176	217,491
Countrywide Home Loans, Series 2006-14, Class A3 6.25% due 09/25/36(5)	169,009	141,330
Credit Suisse Mtg. Capital Certs., Series 2006-C1, Class A4 5.55% due 02/15/39(3)(4)	750,000	708,198
Crown Castle Towers LLC, Series 2006-1A, Class E 6.07% due 11/15/36*(3)	175,000	172,904

Security Description	Principal Amount(19)	Market Value (Note 2)
Diversified Financial Services (continued)
CS First Boston Mtg. Securities Corp., Series 2004-C4, Class A6 4.69% due 10/15/39(3)	$240,000	$230,972
First Horizon Alternative Mtg. Securities, Series 2005-AA3, Class 3A1 5.37% due 05/25/35(4)(5)	376,035	283,699
GMAC Commercial Mtg. Securities, Inc., Series 2006-C1, Class A4 5.24% due 11/10/45(3)	390,000	357,681
GS Mtg. Securities Corp. II, Series 2007-EOP, Class L 1.55% due 03/06/20*(1)(3)(6)	170,000	112,200
GS Mtg. Securities Corp. II, Series 2004-GG2, Class A6 5.40% due 08/10/38(3)	600,000	581,568
GS Mtg. Securities Corp. II, Series 2006-GG6, Class A4 5.55% due 04/10/38(3)	575,000	519,296
GSR Mtg. Loan Trust, Series 2005-AR2, Class 1A2 5.12% due 04/25/35(4)(5)	157,440	106,154
GSR Mtg. Loan Trust, Series 2006-AR1, Class 2A1 5.17% due 01/25/36(4)(5)	218,895	160,523
GSR Mtg. Loan Trust, Series 2007-AR1, Class 2A1 5.96% due 03/25/47(4)(5)	105,506	63,274
Hertz Vehicle Financing LLC, Series 2005-2A, Class A5 0.50% due 11/25/11*(1)	85,000	83,592
Impac CMB Trust, Series 2005-4, Class 1A1A 0.52% due 05/25/35(1)(5)	233,842	125,237
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2004-CBX, Class A3 4.18% due 01/12/37(3)	530,602	530,440
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP9, Class AM 5.37% due 05/15/47(3)	125,000	92,931
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2007-CB18, Class A4 5.44% due 06/12/47(3)	15,000	12,888
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-CB16, Class A4 5.55% due 05/12/45(3)	250,000	231,462
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP7, Class A4 5.87% due 04/15/45(3)(4)	445,000	413,834
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2008-C2, Class A4 6.07% due 02/12/51(3)	575,000	412,624
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2008-C2, Class AM 6.58% due 02/12/51(3)(4)	60,000	30,307

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
LB Commercial Conduit Mtg. Trust, Series 1998-C1, Class E 7.00% due 02/18/30(3)	$50,000	$55,064
LB-UBS Commercial Mtg. Trust, Series 2006-C7, Class A3 5.35% due 11/15/38(3)	420,000	388,279
LB-UBS Commercial Mtg. Trust, Series 2001-C7, Class A5 6.13% due 12/15/30(3)	240,000	252,613
Merrill Lynch Mtg. Investors Trust, Series 2005-A1, Class 2A1 3.53% due 12/25/34(4)(5)	215,986	206,964
Merrill Lynch Mtg. Investors Trust, Series 2005-A2, Class A2 4.48% due 02/25/35(4)(5)	104,545	93,776
Merrill Lynch Mtg. Trust, Series 2005-CIP1, Class A4 5.05% due 07/12/38(3)	400,000	381,756
Merrill Lynch Mtg. Trust, Series 2006-C1, Class A2 5.61% due 05/12/39(3)(4)	700,000	708,211
Morgan Stanley Capital I, Series 2005-T17, Class A5 4.78% due 12/13/41(3)	725,000	707,944
Morgan Stanley Capital I, Series 2008-T29, Class A4 6.28% due 01/11/43(3)(4)	500,000	485,019
Morgan Stanley Dean Witter Capital I, Series 2001-TOP3, Class A4 6.39% due 07/15/33(3)	157,967	164,657
Morgan Stanley Dean Witter Capital I, Series 2001-TOP5, Class A4 6.39% due 10/15/35(3)	194,247	207,059
Morgan Stanley Mtg. Loan Trust, Series 2007-12, Class 3A22 6.00% due 08/25/37(5)	188,611	127,965
MortgageIT Trust, Series 2005-4, Class A1 0.53% due 10/25/35(1)(5)	527,017	301,833
Nomura Asset Securities Corp., Series 1998-D6, Class A1C 6.69% due 03/15/30(3)	489,664	522,707
Residential Asset Securities Corp., Series 2003-KS10, Class AI6 4.54% due 12/25/33	190,666	163,655
Sequoia Mtg. Trust, Series 2007-1, Class 2A1 5.76% due 02/20/47(4)(5)	380,184	295,632
Swift Master Auto Receivables Trust, Series 2007-2, Class A 0.89% due 10/15/12(1)	122,662	120,741
Thornburg Mtg. Securities Trust, Series 2003-5, Class 4A 4.56% due 10/25/43(4)(5)	235,395	221,932
Thornburg Mtg. Securities Trust, Series 2005-1, Class A3 4.76% due 04/25/45(4)(5)	299,833	263,580
UPFC Auto Receivables Trust, Series 2006-A, Class A3 5.49% due 05/15/12	39,126	40,111

Security Description	Principal Amount(19)	Market Value (Note 2)
Diversified Financial Services (continued)
USAA Auto Owner Trust, Series 2008-1, Class A4 4.50% due 10/15/13	$600,000	$628,809
Wachovia Bank Commercial Mtg. Trust, Series 2005-C20, Class A7 5.12% due 07/15/42(3)	245,000	238,623
Washington Mutual Master Note Trust, Series 2006-A4A, Class A4A 0.26% due 10/15/13*(1)	170,000	169,969
Wells Fargo Mtg. Backed Securities Trust, Series 2004-BB, Class A2 4.39% due 01/25/35(4)(5)	581,844	539,649
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR2, Class 2A2 4.41% due 03/25/35(4)(5)	455,939	403,205
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR14, Class 2A1 5.62% due 10/25/36(4)(5)	229,032	164,511
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR12, Class 2A1 6.10% due 09/25/36(4)(5)	38,818	30,646
Total Asset Backed Securities (cost $18,891,482)		18,123,942
CONVERTIBLE BONDS & NOTES — 0.0%
Telecom Services — 0.0%
ICO North America, Inc. Notes 7.50% due 08/15/09†(6)(7)(8)(9)(14)(20) (cost $5,000)	5,000	1,750
U.S. CORPORATE BONDS & NOTES — 28.0%
Aerospace/Defense — 0.1%
BAE Systems Holdings, Inc. Company Guar. Notes 6.38% due 06/01/19*	65,000	71,722
Meccanica Holdings USA Company Guar. Notes 7.38% due 07/15/39*	8,000	9,430
		81,152
Agricultural Chemicals — 0.0%
Terra Capital, Inc. Company Guar. Notes 7.00% due 02/01/17	10,000	10,425
Agricultural Operations — 0.3%
Cargill, Inc. Senior Notes 5.60% due 09/15/12*	305,000	327,281
Airlines — 0.4%
American Airlines, Inc. Pass Through Certs. Series 2003-1 3.86% due 07/09/10	109,462	105,631
American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 05/23/11	20,000	18,400
American Airlines, Inc. Pass Through Certs. Series 2001-2, Class A-2 7.86% due 04/01/13	1,000	999

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Airlines (continued)
Continental Airlines, Inc. Pass Through Certs. Series 1998-1, Class A 6.65% due 03/15/19	$39,150	$36,801
Continental Airlines, Inc. Pass Through Certs. Series 2007-1, Class B 6.90% due 04/19/22	65,000	53,625
Delta Air Lines, Inc. Pass Through Certs. Series 2001-1, Class A2 7.11% due 03/18/13	5,000	4,875
Southwest Airlines Co. Pass Through Certs. Series 2007-1, Class A 6.15% due 08/01/22	182,300	181,614
United Airlines, Inc. Pass Through Certs. Series 2001-1, Class B 6.93% due 03/01/13	3,990	3,970
		405,915
Banks-Commercial — 1.0%
BB&T Corp. Sub. Notes 0.71% due 05/23/17(1)	7,000	5,945
BB&T Corp. Senior Notes 3.38% due 09/25/13	5,000	5,020
BB&T Corp. Sub. Notes 5.25% due 11/01/19	10,000	9,951
CoBank ACB Sub. Notes 7.88% due 04/16/18*	5,000	4,868
Credit Suisse New York Sub. Notes 6.00% due 02/15/18	437,000	457,520
KeyBank NA Sub. Notes 5.45% due 03/03/16	18,000	15,931
KeyBank NA Sub. Notes 7.41% due 10/15/27	4,000	4,007
Sovereign Bank Sub. Notes 8.75% due 05/30/18	400,000	461,114
Union Bank of California NA Sub. Notes 5.95% due 05/11/16	30,000	29,831
Wachovia Bank NA Sub. Notes 5.00% due 08/15/15	35,000	33,743
Wachovia Bank NA Sub. Notes 5.60% due 03/15/16	12,000	12,138
Zions Bancorporation Senior Notes 7.75% due 09/23/14	14,000	12,530
		1,052,598

Security Description	Principal Amount(19)	Market Value (Note 2)
Banks-Fiduciary — 0.2%
State Street Capital Trust IV Company Guar. Notes 1.30% due 06/15/67(1)	$20,000	$12,898
State Street Corp. FDIC Guar. Notes 2.15% due 04/30/12	210,000	213,317
		226,215
Banks-Money Center — 0.0%
Chase Capital III Company Guar. Notes 0.91% due 03/01/27(1)	19,000	12,871
Banks-Super Regional — 1.5%
BAC Capital Trust XIII Bank Guar. Notes 0.70% due 03/15/12(1)(10)	41,000	22,253
Capital One Financial Corp. Senior Notes 6.75% due 09/15/17	285,000	302,466
Capital One Financial Corp. Senior Notes 7.38% due 05/23/14	50,000	55,801
National City Corp. Senior Notes 4.90% due 01/15/15	6,000	6,072
National City Corp. Sub. Notes 6.88% due 05/15/19	10,000	10,857
PNC Funding Corp. Bank Guar. Notes 4.25% due 09/21/15	5,000	5,020
PNC Funding Corp. Company Guar. Notes 6.70% due 06/10/19	270,000	298,808
PNC Preferred Funding Trust II Jr. Sub. 6.11% due 03/15/12*(1)(10)	15,000	8,875
USB Capital IX Company Guar. 6.19% due 04/15/11(1)(10)	22,000	16,885
Wachovia Corp. Senior Notes 0.57% due 06/15/17(1)	4,000	3,443
Wachovia Corp. Sub. Notes 5.63% due 10/15/16	5,000	5,220
Wachovia Corp. Notes 5.75% due 02/01/18	475,000	502,719
Wells Fargo & Co. Senior Notes 5.63% due 12/11/17	310,000	325,621
Wells Fargo Bank NA Sub. Notes 5.75% due 05/16/16	15,000	15,423
		1,579,463
Beverages-Non-alcoholic — 0.0%
Bottling Group LLC Company Guar. Notes 6.95% due 03/15/14	19,000	22,144

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Brewery — 0.4%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 7.75% due 01/15/19*	$189,000	$223,636
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 8.20% due 01/15/39*	125,000	164,830
		388,466
Broadcast Services/Program — 0.2%
Nexstar Broadcasting, Inc. Company Guar. Notes 7.00% due 01/15/14	2,000	1,000
Nexstar Broadcasting, Inc. Company Guar. Notes 7.00% due 01/15/14*(13)	5,954	2,679
Turner Broadcasting Senior Notes 8.38% due 07/01/13	140,000	159,756
		163,435
Building-Residential/Commercial — 0.1%
D.R. Horton, Inc. Senior Notes 5.63% due 09/15/14	65,000	62,725
Cable/Satellite TV — 1.7%
CCH II LLC/CCH II Capital Corp. Senior Notes 10.25% due 09/15/10†(14)(15)	2,000	2,250
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 10.25% due 10/01/13*†(14)(15)	25,000	26,312
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 8.75% due 11/15/13†(14)(15)	2,000	2,030
Charter Communications Operating LLC/ Charter Communications Operating Capital Senior Notes 8.38% due 04/30/14*(14)	21,000	21,420
Comcast Cable Communications Holdings, Inc. Company Guar. Notes 8.38% due 03/15/13	425,000	493,617
Comcast Corp. Company Guar. Notes 5.85% due 11/15/15	9,000	9,859
Comcast Corp. Bonds 6.40% due 05/15/38	140,000	147,622
COX Communications, Inc. Senior Notes 5.45% due 12/15/14	120,000	128,907
COX Communications, Inc. Notes 5.88% due 12/01/16*	60,000	63,068
COX Communications, Inc. Notes 6.25% due 06/01/18*	75,000	79,568

Security Description	Principal Amount(19)	Market Value (Note 2)
Cable/Satellite TV (continued)
COX Communications, Inc. Senior Notes 6.95% due 06/01/38*	$7,000	$7,550
COX Communications, Inc. Notes 7.13% due 10/01/12	10,000	11,155
COX Communications, Inc. Bonds 8.38% due 03/01/39*	130,000	160,365
DirecTV Holdings LLC/DirecTV Financing Co., Inc. Company Guar. Notes 5.88% due 10/01/19*	300,000	298,125
DirecTV Holdings LLC/DirecTV Financing Co., Inc. Company Guar. Notes 7.63% due 05/15/16	10,000	10,700
Time Warner Cable, Inc. Company Guar. Notes 5.85% due 05/01/17	130,000	137,065
Time Warner Cable, Inc. Company Guar. Bonds 7.30% due 07/01/38	185,000	213,529
		1,813,142
Casino Hotels — 0.2%
Harrah's Operating Co., Inc. Company Guar. Notes 5.50% due 07/01/10	150,000	147,750
MGM Mirage, Inc. Senior Sec. Notes 11.13% due 11/15/17*	5,000	5,512
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	5,000	4,775
		158,037
Cellular Telecom — 0.7%
Cingular Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	300,000	325,570
Cricket Communications, Inc. Company Guar. Notes 10.00% due 07/15/15	8,000	8,220
Nextel Communications, Inc. Company Guar. Notes 5.95% due 03/15/14	13,000	11,505
Verizon Wireless Capital LLC Senior Notes 5.55% due 02/01/14*	130,000	140,489
Verizon Wireless Capital LLC Senior Notes 8.50% due 11/15/18*	215,000	268,456
		754,240
Chemicals-Diversified — 0.0%
E.I. du Pont de Nemours & Co. Senior Notes 4.75% due 03/15/15	10,000	10,718
Olin Corp. Senior Notes 8.88% due 08/15/19	2,000	2,090

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Chemicals-Diversified (continued)
The Dow Chemical Co. Senior Notes 5.90% due 02/15/15	$5,000	$5,132
The Dow Chemical Co. Senior Notes 8.55% due 05/15/19	6,000	6,745
		24,685
Chemicals-Specialty — 0.1%
Cytec Industries, Inc. Notes 4.60% due 07/01/13	90,000	85,219
Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	5,000	4,663
Momentive Performance Materials, Inc. Company Guar. Notes 9.75% due 12/01/14	6,000	4,650
Momentive Performance Materials, Inc. Company Guar. Notes 12.50% due 06/15/14*	7,000	7,297
		101,829
Computer Services — 0.1%
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	5,000	4,662
Electronic Data Systems Corp. Notes 7.45% due 10/15/29	100,000	126,769
		131,431
Consumer Products-Misc. — 0.0%
American Achievement Corp. Company Guar. Notes 8.25% due 04/01/12*	10,000	9,950
Containers-Metal/Glass — 0.0%
Ball Corp. Company Guar. Notes 7.13% due 09/01/16	10,000	10,200
Direct Marketing — 0.0%
Affinity Group, Inc. Company Guar. Notes 9.00% due 02/15/12	10,000	6,900
Diversified Banking Institutions — 3.0%
Bank of America Corp. Senior Notes 4.90% due 05/01/13	124,000	127,121
Bank of America Corp. Senior Notes 5.38% due 09/11/12	180,000	188,430
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	100,000	95,546
Bank of America Corp. Senior Notes 5.65% due 05/01/18	195,000	192,541
Bank of America Corp. Sub. Notes 5.75% due 08/15/16	10,000	9,844

Security Description	Principal Amount(19)	Market Value (Note 2)
Diversified Banking Institutions (continued)
Bank of America Corp. Senior Notes 5.75% due 12/01/17	$15,000	$14,973
Bank of America Corp. Notes 6.50% due 08/01/16	10,000	10,512
Bank of America Corp. Sub. Notes 7.25% due 10/15/25	4,000	4,049
Bank of America Corp. Senior Notes 7.38% due 05/15/14	35,000	38,943
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	25,000	23,790
Citigroup, Inc. Senior Bonds 5.50% due 08/27/12	205,000	211,145
Citigroup, Inc. Senior Notes 5.50% due 04/11/13	109,000	111,543
Citigroup, Inc. Senior Notes 5.85% due 07/02/13	13,000	13,234
Citigroup, Inc. Senior Notes 5.88% due 05/29/37	80,000	67,840
Citigroup, Inc. Global Sub. Notes 6.00% due 10/31/33	10,000	8,368
Citigroup, Inc. Senior Notes 6.13% due 05/15/18	19,000	18,708
Citigroup, Inc. Sub. Notes 6.13% due 08/25/36	100,000	85,820
Citigroup, Inc. Senior Notes 6.38% due 08/12/14	5,000	5,169
Citigroup, Inc. Senior Notes 6.88% due 03/05/38	11,000	11,033
Citigroup, Inc. Senior Notes 8.50% due 05/22/19	210,000	237,055
GMAC LLC Senior Notes 6.00% due 12/15/11	10,000	9,375
GMAC LLC Company Guar. Notes 6.88% due 09/15/11*	36,000	34,020
GMAC LLC Sub. Notes 8.00% due 12/31/18*	30,000	22,650
JP Morgan Chase & Co. Sub. Notes 4.89% due 09/01/15(1)	21,000	19,635
JP Morgan Chase & Co. Sub. Notes 5.13% due 09/15/14	365,000	380,262

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
JP Morgan Chase & Co. Senior Notes 6.30% due 04/23/19	$70,000	$76,421
Morgan Stanley Sub. Notes 4.75% due 04/01/14	265,000	263,044
Morgan Stanley Senior Notes 5.63% due 09/23/19	105,000	103,246
Morgan Stanley Senior Notes 6.00% due 04/28/15	32,000	33,887
Morgan Stanley Senior Notes 6.63% due 04/01/18	100,000	105,742
The Goldman Sachs Group, Inc. Senior Notes 5.13% due 01/15/15	20,000	20,901
The Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/18	10,000	10,375
The Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/27	175,000	168,231
The Goldman Sachs Group, Inc. Senior Notes 6.00% due 05/01/14	15,000	16,313
The Goldman Sachs Group, Inc. Senior Notes 6.25% due 09/01/17	110,000	116,335
The Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/36	60,000	59,619
The Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	176,000	181,638
The Goldman Sachs Group, Inc. Senior Notes 7.50% due 02/15/19	50,000	57,181
		3,154,539
Diversified Financial Services — 0.7%
Capmark Financial Group, Inc. Company Guar. Notes 5.88% due 05/10/12(21)(22)	215,000	50,699
General Electric Capital Corp. Notes 5.63% due 05/01/18	150,000	149,280
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	16,000	14,673
General Electric Capital Corp. Senior Notes 6.00% due 06/15/12	230,000	246,335
General Electric Capital Corp. Senior Notes 6.15% due 08/07/37	33,000	31,316

Security Description	Principal Amount(19)	Market Value (Note 2)
Diversified Financial Services (continued)
General Electric Capital Corp. Senior Notes 6.88% due 01/10/39	$230,000	$240,886
USAA Capital Corp. Notes 3.50% due 07/17/14*	8,000	7,994
		741,183
Diversified Manufacturing Operations — 0.0%
General Electric Co. Senior Notes 5.25% due 12/06/17	6,000	6,157
Textron, Inc. Senior Notes 6.20% due 03/15/15	2,000	2,008
		8,165
Electric-Generation — 0.1%
Edison Mission Energy Senior Notes 7.20% due 05/15/19	15,000	12,150
The AES Corp. Senior Notes 8.00% due 10/15/17	20,000	20,125
The AES Corp. Senior Notes 8.88% due 02/15/11	20,000	20,600
		52,875
Electric-Integrated — 1.3%
Ameren Corp. Senior Notes 8.88% due 05/15/14	14,000	15,737
CenterPoint Energy Houston Electric LLC General Refunding Mtg. 7.00% due 03/01/14	82,000	93,189
Centerpoint Energy, Inc. Senior Notes 6.50% due 05/01/18	85,000	84,945
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/18	195,000	210,664
Commonwealth Edison Co. 1st Mtg. Notes 6.15% due 09/15/17	11,000	12,155
Dominion Resources, Inc. Jr. Sub Notes 6.30% due 09/30/66(1)	27,000	21,600
Energy East Corp. Notes 6.75% due 07/15/36	9,000	10,222
Exelon Generation Co., LLC Senior Notes 5.20% due 10/01/19	70,000	70,766
FirstEnergy Corp. Senior Notes 7.38% due 11/15/31	13,000	14,572
FirstEnergy Solutions Corp. Company Guar. Notes 6.80% due 08/15/39*	10,000	10,599

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	$20,000	$17,400
Mirant Mid-Atlantic LLC Pass Through Certs. Series B 9.13% due 06/30/17	8,945	9,124
Nevada Power Co. General Refunding Mtg. 7.13% due 03/15/19	19,000	21,612
Ohio Power Co. Senior Notes 5.38% due 10/01/21	10,000	10,147
Pennsylvania Electric Co Senior Notes 5.20% due 04/01/20	10,000	9,969
Pennsylvania Electric Co. Senior Notes 6.15% due 10/01/38	20,000	20,002
Pepco Holdings, Inc. Senior Notes 6.13% due 06/01/17	3,000	3,095
Pepco Holdings, Inc. Senior Notes 6.45% due 08/15/12	15,000	16,095
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11	15,000	16,206
Puget Sound Energy, Inc. Senior Sec. Notes 5.76% due 10/01/39	10,000	10,199
Texas Competitive Electric Holdings Co. LLC Company Guar. Notes Series A 10.25% due 11/01/15	10,000	7,200
Toledo Edison Co. 1st Mtg. Notes 7.25% due 05/01/20	7,000	8,244
Union Electric Co. Sec. Notes 6.40% due 06/15/17	270,000	298,245
Virginia Electric & Power Co. Senior Notes 8.88% due 11/15/38	220,000	312,949
		1,304,936
Electric-Transmission — 0.3%
ITC Holdings Corp. Senior Notes 6.05% due 01/31/18*	350,000	355,468
Electronic Components-Semiconductors — 0.0%
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	17,000	16,800
Spansion LLC Senior Sec. Notes 3.79% due 06/01/13*†(1)(14)(15)	15,000	15,188
		31,988

Security Description	Principal Amount(19)	Market Value (Note 2)
Electronics-Military — 0.0%
L-3 Communications Corp. Senior Notes 5.20% due 10/15/19*	$4,000	$4,010
Finance-Auto Loans — 0.1%
Ford Motor Credit Co. LLC Senior Notes 7.38% due 10/28/09	40,000	40,010
Ford Motor Credit Co. LLC Senior Notes 7.38% due 02/01/11	10,000	9,948
Ford Motor Credit Co. LLC Notes 7.88% due 06/15/10	9,000	9,040
		58,998
Finance-Commercial — 0.1%
CIT Group, Inc. Senior Notes 5.40% due 02/13/12(21)(22)	70,000	45,943
CIT Group, Inc. Senior Notes 5.65% due 02/13/17(21)(22)	48,000	30,014
CIT Group, Inc. Notes 5.85% due 09/15/16(21)(22)	38,000	23,949
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	20,000	19,638
		119,544
Finance-Consumer Loans — 0.0%
SLM Corp. Senior Notes 5.13% due 08/27/12	10,000	8,557
Finance-Credit Card — 0.3%
American Express Co. Senior Notes 8.13% due 05/20/19	165,000	195,144
Discover Financial Services Senior Notes 6.45% due 06/12/17	75,000	67,154
FIA Card Services NA Sub. Notes 7.13% due 11/15/12	11,000	11,886
		274,184
Finance-Investment Banker/Broker — 1.8%
Jefferies Group, Inc. Senior Notes 8.50% due 07/15/19	2,000	2,117
JP Morgan Chase Capital XXII Company Guar. Notes 6.45% due 01/15/87	225,000	202,499
Lazard Group LLC Senior Notes 6.85% due 06/15/17	270,000	266,144
Lehman Brothers Holdings Capital Trust VII Company Guar. Notes 5.86% due 05/31/12†(1)(10) (14)(15)	8,000	1

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Investment Banker/Broker (continued)
Lehman Brothers Holdings, Inc. Senior Notes 5.50% due 04/04/16†(14)(15)	$10,000	$1,700
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(14)(15)	9,000	1
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(14)(15)	11,000	1
Merrill Lynch & Co., Inc. Senior Notes 5.45% due 02/05/13	115,000	119,246
Merrill Lynch & Co., Inc. Sub. Notes 5.70% due 05/02/17	10,000	9,791
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/37	200,000	190,231
Merrill Lynch & Co., Inc. Sub. Notes 6.22% due 09/15/26	10,000	9,479
Merrill Lynch & Co., Inc. Senior Notes 6.40% due 08/28/17	51,000	51,651
Morgan Stanley Senior Notes 5.75% due 08/31/12	230,000	246,126
Schwab Capital Trust I Company Guar. Notes 7.50% due 11/15/67(1)	160,000	144,834
The Bear Stearns Cos., Inc. Senior Notes 5.30% due 10/30/15	6,000	6,335
The Bear Stearns Cos., Inc. Senior Notes 5.35% due 02/01/12	85,000	90,295
The Bear Stearns Cos., Inc. Senior Notes 6.40% due 10/02/17	33,000	35,900
The Bear Stearns Cos., Inc. Senior Notes 6.95% due 08/10/12	245,000	272,730
The Goldman Sachs Group, Inc. Senior Notes 5.45% due 11/01/12	200,000	214,195
		1,863,276
Finance-Mortgage Loan/Banker — 0.1%
Countrywide Financial Corp. Company Guar. Notes 4.50% due 06/15/10	45,000	45,475
Countrywide Financial Corp. Sub. Notes 6.25% due 05/15/16	5,000	5,008
Countrywide Home Loans, Inc. Company Guar. Notes 4.00% due 03/22/11	10,000	10,163
		60,646

Security Description	Principal Amount(19)	Market Value (Note 2)
Finance-Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp. Senior Sec. Notes 3.88% due 09/16/15	$5,000	$5,054
Food-Misc. — 0.2%
HJ Heinz Finance Co. Company Guar. Notes 7.13% due 08/01/39*	8,000	9,469
Kraft Foods, Inc. Senior Notes 6.25% due 06/01/12	200,000	217,488
		226,957
Gambling (Non-Hotel) — 0.0%
Downstream Development Authority Senior Sec. Notes 12.00% due 10/15/15*	5,000	3,875
Gas-Distribution — 0.3%
Energen Corp. Notes 7.63% due 12/15/10	290,000	303,085
Sempra Energy Senior Notes 6.50% due 06/01/16	10,000	11,054
		314,139
Independent Power Producers — 0.0%
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	15,000	14,513
Industrial Gases — 0.0%
Airgas, Inc. Company Guar. Notes 4.50% due 09/15/14	4,000	4,071
Insurance Brokers — 0.0%
Marsh & McLennan Cos., Inc. Senior Notes 5.15% due 09/15/10	15,000	15,308
USI Holdings Corp. Senior Sub. Notes 9.75% due 05/15/15*	10,000	8,862
		24,170
Insurance-Life/Health — 0.7%
Americo Life, Inc. Notes 7.88% due 05/01/13*	22,000	17,600
Genworth Financial, Inc. Notes 5.75% due 06/15/14	5,000	4,483
Monumental Global Funding II Senior Sec. Notes 5.65% due 07/14/11*	18,000	18,406
Pacific Life Insurance Co. Notes 9.25% due 06/15/39*	184,000	210,984
Principal Financial Group, Inc. Senior Notes 8.88% due 05/15/19	175,000	209,678

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Life/Health (continued)
Prudential Financial, Inc. Notes 4.75% due 09/17/15	$9,000	$8,937
Prudential Financial, Inc. Senior Notes 6.20% due 01/15/15	10,000	10,580
Prudential Financial, Inc. Senior Notes 7.38% due 06/15/19	225,000	251,102
Torchmark Corp. Senior Notes 9.25% due 06/15/19	5,000	5,621
Unum Group Senior Notes 7.13% due 09/30/16	10,000	10,118
		747,509
Insurance-Multi-line — 1.5%
Allstate Corp. Senior Notes 7.45% due 05/16/19	315,000	375,447
Hartford Financial Services Group, Inc. Senior Notes 5.38% due 03/15/17	90,000	82,399
Hartford Financial Services Group, Inc. Senior Notes 5.95% due 10/15/36	19,000	15,516
Hartford Financial Services Group, Inc. Senior Notes 6.00% due 01/15/19	185,000	175,442
MetLife, Inc. Senior Notes 6.75% due 06/01/16	10,000	11,160
MetLife, Inc. Notes 7.72% due 02/15/19	240,000	282,546
Metropolitan Life Global Funding I Notes 2.88% due 09/17/12*	20,000	20,049
Metropolitan Life Global Funding I Notes 5.13% due 06/10/14*	19,000	19,849
Nationwide Mutual Insurance Notes 9.38% due 08/15/39*	188,000	200,343
Symetra Financial Corp. Senior Notes 6.13% due 04/01/16*	75,000	63,587
The Allstate Corp. Senior Notes 7.20% due 12/01/09	38,000	38,285
Unitrin, Inc. Senior Notes 4.88% due 11/01/10	255,000	252,457
		1,537,080
Insurance-Mutual — 0.5%
Liberty Mutual Group, Inc. Notes 6.50% due 03/15/35*	10,000	8,078

Security Description	Principal Amount(19)	Market Value (Note 2)
Insurance-Mutual (continued)
Liberty Mutual Group, Inc. Company Guar. Bonds 10.75% due 06/15/88*(1)	$17,000	$16,150
Liberty Mutual Insurance Co. Sub. Notes 7.70% due 10/15/97*	420,000	322,625
Massachusetts Mutual Life Insurance Co. Notes 8.88% due 06/01/39*	120,000	147,064
		493,917
Insurance-Property/Casualty — 1.0%
ACE Capital Trust II Company Guar. Notes 9.70% due 04/01/30	240,000	238,959
Everest Reinsurance Holdings, Inc. Jr. Sub. Bonds 6.60% due 05/01/67(1)	290,000	197,200
Everest Reinsurance Holdings, Inc. Senior Notes 8.75% due 03/15/10	195,000	200,201
Markel Corp. Senior Notes 7.13% due 09/30/19	5,000	5,187
Navigators Group, Inc. Senior Notes 7.00% due 05/01/16	139,000	134,466
W.R. Berkley Corp. Senior Notes 5.60% due 05/15/15	210,000	204,012
W.R. Berkley Corp. Senior Notes 6.25% due 02/15/37	5,000	4,520
		984,545
Investment Management/Advisor Services — 0.3%
Eaton Vance Corp. Senior Notes 6.50% due 10/02/17	270,000	291,606
Medical Labs & Testing Services — 0.5%
Quest Diagnostics, Inc. Company Guar. Notes 6.95% due 07/01/37	145,000	166,300
Roche Holdings, Inc. Company Guar. Notes 6.00% due 03/01/19*	325,000	361,770
		528,070
Medical Products — 0.0%
CareFusion Corp. Senior Notes 4.13% due 08/01/12*	10,000	10,265
Medical-Biomedical/Gene — 0.2%
Amgen, Inc. Senior Notes 5.85% due 06/01/17	20,000	21,997
Amgen, Inc. Senior Notes 6.40% due 02/01/39	130,000	149,015
		171,012

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Drugs — 0.0%
Merck & Co., Inc. Senior Notes 4.00% due 06/30/15	$8,000	$8,406
Medical-Generic Drugs — 0.0%
Watson Pharmaceuticals, Inc. Senior Notes 6.13% due 08/15/19	19,000	19,982
Medical-HMO — 0.0%
WellPoint, Inc. Senior Notes 5.00% due 01/15/11	6,000	6,184
Medical-Hospitals — 0.1%
Community Health Systems, Inc. Company Guar. Notes 8.88% due 07/15/15	15,000	15,375
HCA, Inc. Senior Notes 7.50% due 11/15/95	25,000	17,687
HCA, Inc. Senior Notes 8.50% due 04/15/19*	25,000	26,125
HCA, Inc. Senior Sec. Notes 9.25% due 11/15/16	25,000	25,844
		85,031
Medical-Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp. Company Guar. Notes 5.88% due 09/15/15	210,000	226,177
Metal-Aluminum — 0.0%
Alcoa, Inc. Senior Notes 6.50% due 06/15/18	17,000	16,462
Metal-Copper — 0.0%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	11,000	11,701
Multimedia — 1.1%
AOL Time Warner, Inc. Company Guar. Bonds 7.63% due 04/15/31	55,000	61,641
News America, Inc. Company Guar. Notes 6.15% due 03/01/37	11,000	10,763
News America, Inc. Company Guar. Notes 6.90% due 03/01/19	300,000	334,764
News America, Inc. Company Guar. Notes 6.90% due 08/15/39*	10,000	10,646
Time Warner Entertainment Co. LP Senior Debentures 8.38% due 03/15/23	145,000	173,933
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	14,000	16,826

Security Description	Principal Amount(19)	Market Value (Note 2)
Multimedia (continued)
Time Warner, Inc. Bonds 6.63% due 05/15/29	$270,000	$277,044
Viacom, Inc. Senior Notes 6.13% due 10/05/17	210,000	224,864
		1,110,481
Non-Hazardous Waste Disposal — 0.0%
Waste Management, Inc. Company Guar. Notes 6.38% due 11/15/12	8,000	8,755
Waste Management, Inc. Company Guar. Notes 7.75% due 05/15/32	10,000	12,150
		20,905
Office Automation & Equipment — 0.3%
Pitney Bowes, Inc. Senior Notes 5.25% due 01/15/37	10,000	10,326
Xerox Corp. Senior Notes 5.50% due 05/15/12	225,000	235,926
Xerox Corp. Senior Notes 6.35% due 05/15/18	10,000	10,396
Xerox Corp. Senior Notes 8.25% due 05/15/14	70,000	79,569
		336,217
Oil Companies-Exploration & Production — 0.5%
Chesapeake Energy Corp. Company Guar. Notes 7.50% due 09/15/13	40,000	39,750
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/24	13,000	13,918
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16	20,000	17,075
XTO Energy, Inc. Senior Notes 5.50% due 06/15/18	265,000	273,475
XTO Energy, Inc. Senior Notes 6.75% due 08/01/37	145,000	161,303
		505,521
Oil Companies-Integrated — 0.3%
ConocoPhillips Company Guar. Notes 6.00% due 01/15/20	255,000	282,604
ConocoPhillips Holding Co. Senior Notes 6.95% due 04/15/29	9,000	10,562
Hess Corp. Senior Notes 7.13% due 03/15/33	10,000	11,003
		304,169

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Refining & Marketing — 0.0%
Valero Energy Corp. Senior Notes 6.63% due 06/15/37	$10,000	$8,931
Paper & Related Products — 0.3%
Georgia-Pacific LLC Company Guar. Notes 7.00% due 01/15/15*	5,000	4,925
Georgia-Pacific LLC Company Guar. Notes 7.13% due 01/15/17*	5,000	4,888
International Paper Co. Senior Notes 9.38% due 05/15/19	60,000	70,254
MeadWestvaco Corp. Senior Notes 7.38% due 09/01/19	195,000	204,272
		284,339
Pharmacy Services — 0.1%
Express Scripts, Inc. Senior Notes 6.25% due 06/15/14	105,000	115,389
Express Scripts, Inc. Senior Notes 7.25% due 06/15/19	3,000	3,524
		118,913
Pipelines — 0.4%
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	25,000	24,375
Dynegy-Roseton Danskammer Pass Through Certs. Series B 7.67% due 11/08/16	10,000	9,187
Enterprise Products Operating LLC Company Guar. Notes 4.60% due 08/01/12	10,000	10,362
NGPL PipeCo LLC Senior Notes 6.51% due 12/15/12*	300,000	329,131
ONEOK, Inc. Senior Notes 6.00% due 06/15/35	9,000	8,884
Plains All American Pipeline, LP Senior Notes 4.25% due 09/01/12	17,000	17,476
Plains All American Pipeline, LP Company Guar. Notes 5.75% due 01/15/20	9,000	9,070
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	20,000	21,633
		430,118
Property Trust — 0.3%
WEA Finance LLC Senior Notes 7.13% due 04/15/18*	245,000	255,401

Security Description	Principal Amount(19)	Market Value (Note 2)
Property Trust (continued)
WEA Finance LLC/WT Finance Australia Property, Ltd. Company Guar. Notes 6.75% due 09/02/19*	$70,000	$70,805
		326,206
Publishing-Periodicals — 0.0%
The Reader's Digest Association, Inc. Company Guar. Notes 9.00% due 02/15/17†(14)(15)	10,000	225
Real Estate Investment Trusts — 1.8%
AvalonBay Communities, Inc. Senior Notes 5.70% due 03/15/17	90,000	91,919
Brandywine Operating Partnership LP Company Guar. Notes 5.75% due 04/01/12	75,000	75,530
Brandywine Operating Partnership LP Company Guar. Notes 7.50% due 05/15/15	125,000	125,057
Health Care Property Investors, Inc. Senior Notes 5.65% due 12/15/13	130,000	128,613
Health Care Property Investors, Inc. Senior Sec. Notes 6.30% due 09/15/16	80,000	76,980
Kimco Realty Corp. Notes 5.58% due 11/23/15	205,000	200,112
Kimco Realty Corp. Senior Sub. Notes 5.70% due 05/01/17	45,000	42,126
Liberty Property LP Senior Notes 8.50% due 08/01/10	210,000	216,869
Realty Income Corp. Senior Notes 6.75% due 08/15/19	235,000	228,886
Simon Property Group LP Notes 5.30% due 05/30/13	145,000	148,245
Simon Property Group LP Senior Notes 6.75% due 05/15/14	70,000	75,074
Simon Property Group LP Senior Notes 10.35% due 04/01/19	120,000	149,334
United Dominion Realty Trust, Inc. Senior Notes 6.05% due 06/01/13	310,000	314,055
		1,872,800
Real Estate Operations & Development — 0.1%
Regency Centers LP Company Guar. Notes 4.95% due 04/15/14	130,000	119,290
Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14†(9)(14)(15)	10,000	10

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Rental Auto/Equipment — 0.2%
Erac USA Finance Co. Company Guar. Notes 7.00% due 10/15/37*	$225,000	$210,625
Research & Development — 0.0%
Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	10,000	7,450
Retail-Discount — 0.0%
Wal-Mart Stores, Inc. Senior Notes 3.20% due 05/15/14	5,000	5,105
Retail-Drug Store — 0.2%
CVS Caremark Corp. Notes 6.60% due 03/15/19	65,000	73,272
CVS Caremark Corp. Pass Through Certs. 6.94% due 01/10/30	144,938	146,411
		219,683
Schools — 0.0%
Princeton University Senior Notes 5.70% due 03/01/39	14,000	15,393
Special Purpose Entities — 0.4%
Capital One Capital V Company Guar. Notes 10.25% due 08/15/39	100,000	110,502
CDX North America High Yield Credit Linked Certificates Series 10-T 8.88% due 06/29/13*(23)	20,010	18,809
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	10,000	7,900
Farmers Exchange Capital Notes 7.05% due 07/15/28*	330,000	295,443
TECO Finance, Inc. Company Guar. Notes 6.57% due 11/01/17	4,000	4,129
		436,783
Steel-Producers — 0.0%
Reliance Steel & Aluminum Co. Company Guar. Notes 6.85% due 11/15/36	15,000	13,025
Ryerson, Inc. Company Guar. Notes 7.86% due 11/01/14(1)	10,000	8,750
		21,775
Telecom Services — 0.3%
Bellsouth Telecommunications, Inc. Senior Notes 7.00% due 12/01/95	26,000	25,816
Embarq Corp. Senior Notes 8.00% due 06/01/36	4,000	4,179

Security Description	Principal Amount(19)	Market Value (Note 2)
Telecom Services (continued)
PAETEC Holding Corp. Company Guar. Notes 9.50% due 07/15/15	$50,000	$45,375
Qwest Corp. Senior Notes 7.50% due 10/01/14	15,000	15,150
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/30	190,000	229,553
		320,073
Telephone-Integrated — 0.5%
AT&T, Inc. Notes 5.10% due 09/15/14	120,000	129,380
AT&T, Inc. Senior Notes 5.63% due 06/15/16	10,000	10,758
AT&T, Inc. Senior Notes 6.30% due 01/15/38	105,000	110,003
BellSouth Corp. Senior Notes 6.88% due 10/15/31	10,000	10,933
CenturyTel, Inc. Senior Notes 7.60% due 09/15/39	19,000	18,934
Citizens Communications Co. Senior Notes 9.00% due 08/15/31	5,000	4,900
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/28	18,000	15,030
Verizon Communications, Inc. Notes 6.40% due 02/15/38	165,000	176,304
Verizon Communications, Inc. Bonds 6.90% due 04/15/38	30,000	34,166
Verizon Pennsylvania, Inc. Senior Notes 8.35% due 12/15/30	10,000	11,602
Verizon Virginia, Inc. Senior Notes 4.63% due 03/15/13	10,000	10,388
		532,398
Television — 0.2%
Allbritton Communications Co. Senior Sub. Notes 7.75% due 12/15/12	2,000	1,880
CBS Corp. Company Guar. Notes 8.20% due 05/15/14	225,000	244,943
Paxson Communications Corp. Senior Sec. Notes 7.38% due 01/15/13*†(1)(9) (14)(15)	11,593	145
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11†(14)(15)	5,000	6
		246,974

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Tobacco — 0.5%
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/19	$70,000	$85,537
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/18	170,000	211,150
Philip Morris International, Inc. Senior Notes 4.88% due 05/16/13	100,000	106,233
Philip Morris International, Inc. Notes 6.38% due 05/16/38	90,000	104,208
		507,128
Transport-Air Freight — 0.1%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19	2,515	1,962
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	63,179	47,384
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 07/02/21	13,618	9,805
		59,151
Transport-Equipment & Leasing — 0.0%
GATX Corp. Notes 4.75% due 10/01/12	8,000	8,049
Transport-Rail — 0.1%
CSX Corp. Senior Notes 6.15% due 05/01/37	10,000	10,592
CSX Corp. Senior Notes 7.90% due 05/01/17	9,000	10,643
Union Pacific Corp. Senior Notes 5.75% due 11/15/17	27,000	28,944
		50,179
Transport-Services — 0.0%
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	15,000	14,081
Total U.S. Corporate Bonds & Notes (cost $27,740,739)		29,205,171
FOREIGN CORPORATE BONDS & NOTES — 5.6%
Auto-Heavy Duty Trucks — 0.0%
Volvo Treasury AB Notes 5.95% due 04/01/15*	10,000	9,991
Banks-Commercial — 0.5%
Barclays Bank PLC Senior Notes 5.00% due 09/22/16	140,000	141,787

Security Description	Principal Amount(19)	Market Value (Note 2)
Banks-Commercial (continued)
Barclays Bank PLC Jr. Sub. 5.93% due 12/15/16*(1)(10)	$20,000	$14,800
Caisse Nationale des Caisses d'Epargne et de Prevoyance Notes 3.61% due 12/30/09(1)(10)	23,000	14,030
Lloyds Banking Group PLC Jr. Sub. 5.92% due 10/01/15*(1)(10)	10,000	5,700
Overseas-Chinese Banking Corp. Sub. Notes 7.75% due 09/06/11*	230,000	250,132
Rabobank Nederland NV Senior Notes 4.20% due 05/13/14*	20,000	20,832
Westpac Banking Corp. Sub. Notes 0.84% due 03/31/10(1)(10)	40,000	24,000
Westpac Banking Corp. Senior Notes 4.20% due 02/27/15	10,000	10,164
		481,445
Banks-Money Center — 0.4%
Bank of Scotland PLC Senior Sub. Notes 1.50% due 11/30/09(1)(10)	80,000	36,764
KBC Internationale Financieringsmaatschappij NV Bank Guar. Notes 6.00% due 02/07/10(1)	11,000	7,194
Mizuho Financial Group Cayman, Ltd. Bank Guar. Notes 5.79% due 04/15/14*	345,000	366,519
		410,477
Brewery — 0.5%
CIA Brasileira de Bebidas Notes 8.75% due 09/15/13	250,000	292,500
SABMiller PLC Company Guar. Notes 6.50% due 07/01/16*	230,000	249,298
		541,798
Building Products-Cement — 0.0%
Holcim Capital Corp., Ltd. Company Guar. Notes 6.88% due 09/29/39*	12,000	12,366
Cellular Telecom — 0.3%
Rogers Communications, Inc. Company Guar. Notes 6.80% due 08/15/18	210,000	235,674
Vodafone Group PLC Senior Notes 4.15% due 06/10/14	5,000	5,135
Vodafone Group PLC Senior Notes 5.38% due 01/30/15	5,000	5,358

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Cellular Telecom (continued)
Vodafone Group PLC Senior Notes 5.45% due 06/10/19	$19,000	$19,783
		265,950
Containers-Metal/Glass — 0.0%
Consumers International, Inc. Senior Notes 10.25% due 04/01/05†(6)(8)	20,000	0
Diversified Banking Institutions — 0.4%
Credit Agricole SA Jr. Sub. 6.64% due 05/31/17*(1)(10)	5,000	3,550
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/38	385,000	432,012
		435,562
Diversified Manufacturing Operations — 0.0%
Bombardier, Inc. Senior Notes 8.00% due 11/15/14*	4,000	4,100
Diversified Minerals — 0.0%
Teck Resources, Ltd. Senior Sec. Notes 10.25% due 05/15/16	5,000	5,650
Vale Overseas, Ltd. Company Guar. Notes 5.63% due 09/15/19	3,000	3,052
		8,702
Electric-Generation — 0.2%
Abu Dhabi National Energy Co. Notes 6.50% due 10/27/36*	250,000	241,390
Electric-Integrated — 0.6%
Electricite de France Notes 6.50% due 01/26/19*	188,000	215,413
Electricite de France Notes 6.95% due 01/26/39*	18,000	22,301
Empresa Nacional de Electricidad SA Bonds 7.33% due 02/01/37	24,000	25,400
Enel Finance International SA Company Guar. Notes 5.13% due 10/07/19*	175,000	174,230
Enel Finance International SA Company Guar. Notes 6.80% due 09/15/37*	115,000	133,486
		570,830
Finance-Investment Banker/Broker — 0.0%
Macquarie Group, Ltd. Notes 7.30% due 08/01/14*	10,000	10,670

Security Description	Principal Amount(19)	Market Value (Note 2)
Finance-Other Services — 0.0%
BP Capital Markets PLC Company Guar. Notes 3.88% due 03/10/15	$15,000	$15,496
Iberdrola Finance Ireland, Ltd. Company Guar. Notes 5.00% due 09/11/19*	11,000	11,077
		26,573
Insurance-Multi-line — 0.0%
Aegon NV Sub. Notes 3.60% due 07/15/14(1)(10)	18,000	8,433
XL Capital, Ltd. Senior Notes 5.25% due 09/15/14	14,000	13,743
XL Capital, Ltd. Senior Notes 6.38% due 11/15/24	9,000	7,268
		29,444
Investment Companies — 0.0%
Xstrata Finance Canada, Ltd. Company Guar. Notes 6.90% due 11/15/37*	12,000	11,294
Medical-Drugs — 0.0%
Elan Finance PLC Company Guar. Bonds 7.75% due 11/15/11	7,000	7,131
Metal-Diversified — 0.1%
Inco, Ltd. Bonds 7.20% due 09/15/32	110,000	115,069
Noranda, Inc. Notes 6.00% due 10/15/15	13,000	13,216
		128,285
Oil Companies-Exploration & Production — 0.3%
Devon Financing Corp. ULC Company Guar. Bonds 7.88% due 09/30/31	160,000	198,184
Nexen, Inc. Senior Notes 5.88% due 03/10/35	31,000	28,392
Nexen, Inc. Senior Notes 6.20% due 07/30/19	45,000	46,673
Nexen, Inc. Bonds 6.40% due 05/15/37	10,000	9,735
Talisman Energy, Inc. Senior Notes 7.75% due 06/01/19	10,000	11,758
		294,742
Oil Companies-Integrated — 0.0%
Total Capital SA Company Guar. Notes 3.13% due 10/02/15	10,000	9,960

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Satellite Telecom — 0.0%
Intelsat Intermediate Holding Co., Ltd. Company Guar. Notes 9.50% due 02/01/15(2)	$10,000	$9,975
Intelsat Subsidiary Holding Co., Ltd. Company Guar. Notes 8.50% due 01/15/13	15,000	15,187
Intelsat Subsidiary Holding Co., Ltd. Company Guar. Notes 8.88% due 01/15/15	5,000	5,088
		30,250
Special Purpose Entity — 0.4%
UFJ Finance Aruba AEC Bank Guar. Bonds 6.75% due 07/15/13	355,000	394,485
Steel-Producers — 0.2%
ArcelorMittal Senior Notes 6.13% due 06/01/18	148,000	145,803
ArcelorMittal Senior Notes 9.85% due 06/01/19	55,000	64,850
		210,653
Telephone-Integrated — 1.5%
British Telecom PLC Senior Notes 5.15% due 01/15/13	200,000	208,361
Deutsche Telekom International Finance BV Company Guar. Bonds 8.25% due 06/15/30	175,000	226,629
Deutsche Telekom International Finance BV Company Guar. Bonds 8.50% due 06/15/10	220,000	230,603
France Telecom SA Bonds 7.75% due 03/01/11	170,000	184,072
France Telecom SA Notes 8.50% due 03/01/31	175,000	241,969
Telecom Italia Capital SA Company Guar. Notes 4.95% due 09/30/14	54,000	55,878
Telecom Italia Capital SA Company Guar. Bonds 6.20% due 07/18/11	250,000	266,229
Telecom Italia Capital SA Company Guar. Bonds 7.72% due 06/04/38	135,000	160,307
Telefonica Emisiones SAU Company Guar. Notes 5.88% due 07/15/19	15,000	16,298
		1,590,346
Tobacco — 0.2%
BAT International Finance PLC Company Guar. Notes 9.50% due 11/15/18*	110,000	142,673

Security Description	Principal Amount(19)		Market Value (Note 2)
Transport-Rail — 0.0%
Canadian National Railway Co. Senior Notes 6.90% due 07/15/28		$10,000	$12,050
Total Foreign Corporate Bonds & Notes (cost $5,440,689)			5,881,167
FOREIGN GOVERNMENT AGENCIES — 1.5%
Sovereign — 1.5%
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/17	BRL	2,750,000	1,398,286
Federal Republic of Brazil Notes 8.00% due 01/15/18		188,889	218,733
Total Foreign Government Agencies (cost $1,258,797)			1,617,019
LOANS — 0.2%
Auto-Cars/Light Trucks — 0.2%
Ford Motor Co. BTL-B 3.25% due 12/15/13(1)(11)(12)		13,115	11,693
Ford Motor Co. BTL-B 3.51% due 12/15/13(1)(11)(12)		200,303	178,592
Total Loans (cost $213,418)			190,285
MUNICIPAL BONDS & NOTES — 0.7%
Municipal Bonds — 0.7%
California State Build America General Obligation Bonds 7.55% due 04/01/39		500,000	555,735
New Jersey State Turnpike Authority Revenue Bonds 7.41% due 01/01/40		170,000	209,576
Total Municipal Bonds & Notes (cost $688,745)			765,311
U.S. GOVERNMENT AGENCIES — 26.1%
Federal Home Loan Mtg. Corp. — 3.7%
4.50% due 01/01/39		44,316	44,897
5.00% due 12/01/20		26,874	28,442
5.00% due 07/01/21		121,087	127,662
5.00% due 10/01/33		46,613	48,439
5.00% due 05/01/34		74,403	77,219
5.00% due 02/01/35		281,180	291,560
5.00% due 07/01/35		103,717	107,547
5.00% due 08/01/35		101,834	105,594
5.00% due 09/01/35		321,671	333,545
5.00% due 10/01/35		142,438	147,696
5.00% due 11/01/35		41,697	43,236
5.00% due 12/01/35		655,391	679,585
5.00% due 03/01/38		60,179	62,278
5.00% due 07/01/39		59,848	61,926
5.50% due 07/01/34		65,130	68,481
5.50% due 07/01/35		76,505	80,370
5.50% due 04/01/37		69,803	73,166
5.50% due 05/01/37		60,418	63,329
5.50% due 08/01/37		142,733	149,609
5.50% due 07/01/38		55,402	58,071
5.95% due 10/01/36(1)		125,525	132,807

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
6.00% due 09/01/26	$288,422	$307,489
6.00% due 12/01/33	87,101	92,740
6.00% due 08/01/36	34,454	36,470
6.50% due 05/01/16	4,043	4,312
6.50% due 05/01/29	16,231	17,495
6.50% due 11/01/34	26,773	28,690
6.50% due 03/01/36	44,624	47,638
6.50% due 05/01/36	1,141	1,218
6.50% due 11/01/37	32,702	34,903
7.00% due 04/01/32	14,145	15,507
Federal Home Loan Mtg. Corp., REMIC Series 2635, Class NJ 3.00% due 03/15/17(5)	99,034	101,089
Series 2586, Class NK 3.50% due 08/15/16(5)	36,490	37,379
Series 3102, Class PG 5.00% due 11/15/28(5)	70,000	73,532
Series 3317, Class PD 5.00% due 09/15/31(5)	90,000	94,928
Series 3349, Class HB 5.50% due 06/15/31(5)	79,000	83,615
Series 1577, Class PK 6.50% due 09/15/23(5)	96,000	104,451
Series 1226, Class Z 7.75% due 03/15/22(5)	4,247	4,599
		3,871,514
Federal National Mtg. Assoc. — 16.5%
4.50% due 01/01/39	38,259	38,809
4.56% due 01/01/15	800,802	842,598
4.75% due 12/15/10	15,000	15,755
4.85% due 11/01/15	803,150	854,468
5.00% due 03/15/16	11,000	12,148
5.00% due 03/01/18	48,052	51,052
5.00% due 06/01/19	15,581	16,515
5.00% due 09/01/35	555,744	576,087
5.00% due 10/01/35	2,027,474	2,101,688
5.50% due 06/01/20	334,897	356,220
5.50% due 07/01/20	229,739	244,367
5.50% due 03/01/21	253,843	270,005
5.50% due 04/01/21	365,778	388,039
5.50% due 06/01/21	283,167	300,400
5.50% due 10/01/21	290,452	308,129
5.50% due 12/01/21	587,889	623,666
5.50% due 06/01/22	248,732	263,442
5.50% due 05/01/34	17,891	18,823
5.50% due 06/01/34	49,411	51,922
5.50% due 07/01/35	4,235,743	4,451,060
5.50% due 12/01/35	118,608	124,564
5.50% due 02/01/36(1)	48,450	50,949
5.50% due 06/01/36	2,145,636	2,258,058
5.50% due 12/01/36	4,467	4,685
5.50% due 07/01/38	30,000	31,427
5.92% due 10/01/11	426,486	452,461
6.00% due 06/01/17	21,285	22,860
6.00% due 06/01/26	177,120	188,788
6.00% due 03/01/27	219,590	233,825
6.00% due 12/01/33	16,947	18,034

Security Description	Principal Amount(19)	Market Value (Note 2)
Federal National Mtg. Assoc (continued)
6.00% due 05/01/34	$63,367	$67,331
6.00% due 08/01/34	7,028	7,474
6.00% due 07/01/38	204,283	215,807
6.06% due 09/01/11	259,413	278,446
6.09% due 05/01/11	231,954	243,371
6.29% due 02/01/11	127,001	132,194
6.50% due 08/01/16	15,832	17,090
6.50% due 09/01/32	36,331	39,205
6.50% due 04/01/34	9,060	9,740
6.50% due 11/01/35	62,263	66,760
6.50% due 02/01/36	230,610	247,014
6.50% due 07/01/36	29,497	31,595
6.50% due 11/01/36	36,507	39,104
6.50% due 10/01/37	55,197	59,089
7.00% due 06/01/37	446,501	487,737
Federal National Mtg. Assoc., REMIC Series 2005-12, Class BE 5.00% due 11/25/30(5)	85,000	89,769
		17,202,570
Government National Mtg. Assoc. — 5.9%
4.50% due October TBA	1,700,000	1,724,970
5.00% due October TBA	2,900,000	3,000,595
5.50% due 04/15/36	261,392	275,197
6.00% due 02/15/33	78,958	84,213
6.00% due 09/15/38	77,706	82,199
6.50% due 07/15/28	619,923	670,408
6.50% due 08/15/28	28,859	31,210
6.50% due 09/15/28	63,860	69,060
6.50% due 11/15/28	54,775	59,235
7.00% due 11/15/31	15,746	17,205
7.00% due 01/15/33	24,932	27,316
7.00% due 05/15/33	35,925	39,304
7.50% due 01/15/32	14,634	16,407
8.00% due 02/15/30	3,250	3,697
8.50% due 11/15/17	2,700	2,932
9.00% due 11/15/21	837	957
Government National Mtg. Assoc., REMIC Series 2005-74, Class HA 7.50% due 09/16/35(5)	1,514	1,707
Series 2005-74 Class HB 7.50% due 09/16/35(5)	11,338	12,784
Series 2005-74 Class HC 7.50% due 09/16/35(5)	6,696	7,505
		6,126,901
Total U.S. Government Agencies (cost $25,966,979)		27,200,985
U.S. GOVERNMENT TREASURIES — 3.5%
United States Treasury Bonds — 1.9%
3.50% due 02/15/39	16,000	14,495
4.25% due 05/15/39	27,000	27,932
4.38% due 02/15/38	670,000	705,803
4.50% due 05/15/38	13,000	13,989
5.25% due 11/15/28	32,000	37,150
6.25% due 08/15/23(16)	320,000	401,100
6.63% due 02/15/27(16)	600,000	795,563
8.13% due 08/15/19	8,000	11,148
		2,007,180

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes — 1.6%
1.00% due 07/31/11	$200,000	$200,570
1.50% due 10/31/10	200,000	202,234
2.00% due 11/30/13	110,000	110,155
2.25% due 05/31/14	6,000	6,018
2.63% due 05/31/10(16)	525,000	533,162
2.63% due 06/30/14	1,000	1,018
2.75% due 02/15/19	15,000	14,315
3.00% due 08/31/16	5,000	5,030
3.13% due 05/15/19	3,000	2,952
3.25% due 07/31/16	200,000	204,688
3.63% due 08/15/19	6,000	6,158
3.75% due 11/15/18	300,000	310,430
		1,596,730
Total U.S. Government Treasuries (cost $3,569,522)		3,603,910
Total Long-Term Investment Securities (cost $98,095,168)		103,270,302
REPURCHASE AGREEMENTS — 7.4%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 09/30/09, to be repurchased 10/01/09 in the amount of $425,000 and collateralized by $435,000 of United States Treasury Bills, bearing interest at 0.17%, due 03/18/10 and having an approximate value of $434,652	425,000	425,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 09/30/09, to be repurchased 10/01/09 in the amount of $1,154,000 and collateralized by $1,180,000 of Federal Home Loan Mtg. Notes, bearing interest at 0.66%, due 04/01/11 and having an approximate value of $1,181,476	1,154,000	1,154,000
Banc of America Securities Joint Repurchase Agreement(17)	6,100,000	6,100,000
Total Repurchase Agreements (cost $7,679,000)		7,679,000
TOTAL INVESTMENTS (cost $105,774,168)(18)	106.3%	110,949,302
Liabilities in excess of other assets	(6.3)	(6,614,100)
NET ASSETS	100.0%	$104,335,202

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2009, the aggregate value of these securities was $8,449,777 representing 8.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)  Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of September 30, 2009.

(2)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.

(3)  Commercial Mortgage Backed Security

(4)  Variable Rate Security — the rate reflected is as of September 30, 2009, maturity date reflects the stated maturity date.

(5)  Collateralized Mortgage Obligation

(6)  Fair valued security. Securities are classified as Level 3 disclosures based on the securities valuation inputs; see Note 2.

(7)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contactual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2009, the Multi-Managed Income Portfolio held the following restricted securities:

Name	Acquisition Date	Principal Amount	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
ICO North America, Inc. Notes 7.50% due 08/15/09	08/11/2005	$5,000	$5,000	$1,750	$35.00	0.00%

(8)  Illiquid security. At September 30, 2009, the aggregate value of these securities was $1,750 representing 0.0% of net assets.

(9)  Income may be received in cash or additional shares at the discretion of the issuer.

(10)  Perpetual maturity — maturity date reflects the next call date.

(11)  The Portfolio invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(12)  Senior Loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(13)  PIK ("Payment-in-Kind") security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.

(14)  Company has filed Chapter 11 bankruptcy protection.

(15)  Bond in default

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

(16)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(17)  See Note 2 for details of Joint Repurchase Agreements.

(18)  See Note 3 for cost of investments on a tax basis.

(19)  Denominated in United States dollars unless otherwise indicated.

(20)  Bond is in default and did not pay principal at maturity.

(21)  Bond is in default of interest subsequent to September 30, 2009.

(22)  Subsequent to September 30, 2009, the company has filed Chapter 11 bankruptcy protection.

(23)  The structured security is an investment in a trust that is linked to entities included in the CDX.NA.HY.10 index as published by CDS IndexCo LLC. Generally described, investors in the structured security are taking credit risk, and are providing credit protection to the trust, in respect of the entities included in the CDX.NA.HY.10 index. The trust, in turn, is taking credit risk with respect to the entities included in the CDX.NA.HY.10 index in the trust's transactions with credit default swap counterparties and, through credit default swap agreements, is providing credit protection to credit default swap counterparties; see Note 2.

ADR — American Depository Receipt

BTL — Bank Term Loan

FDIC — Federal Deposit Insurance Corporation

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Market Value at Trade Date	Market Value as of September 30, 2009	Unrealized Appreciation (Depreciation)
46	Long	Australian 10 YR Bonds	December 2009	$30,291,748	$30,257,718	$(34,030)
19	Short	Long Gilt Futures	December 2009	3,588,156	3,602,760	(14,604)
32	Long	U.S. Treasury 2 YR Notes	December 2009	6,912,787	6,943,000	30,213
32	Long	U.S. Treasury 5 YR Notes	December 2009	3,683,664	3,715,000	31,336
42	Short	U.S. Treasury 10 YR Notes	December 2009	4,896,402	4,969,781	(73,379)
66	Short	U.S. Treasury Long Bonds	December 2009	7,891,917	8,010,750	(118,833)
						$(179,297)

Open Forward Foreign Currency Contracts

Contract to Deliver			In Exchange For		Delivery Date	Gross Unrealized Appreciation
*	USD	362,600	BRL	700,000	12/16/2009	$27,572
	USD	990,676	MXN	13,600,000	12/16/2009	6,602
						34,174
Contract to Deliver			In Exchange For		Delivery Date	Gross Unrealized (Depreciation)
*	BRL	3,062,000	USD	1,655,011	12/16/2009	$(51,715)
	JPY	67,000,000	USD	727,060	12/16/2009	(19,702)
	USD	749,635	GBP	450,000	12/16/2009	(30,623)
	USD	728,677	INR	34,900,000	10/28/2009	(4,396)
						(106,436)
Net Unrealized Appreciation (Depreciation)						$(72,262)

*  Represents offsetting and partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

BRL — Brazilian Real

GBP — Pound Sterling

INR — Indian Rupee

MXN — Mexican Peso

JPY — Japanese Yen

USD — United States Dollar

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2009 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock*	$16,490,905	$—	$—	$16,490,905
Preferred Stocks	189,857	—	—	189,857
Asset Backed Securities	—	17,856,752	267,190	18,123,942
Convertible Bonds & Notes	—	—	1,750	1,750
U.S. Corporate Bonds & Notes	—	29,103,345	101,826	29,205,171
Foreign Corporate Bonds & Notes	—	5,881,167	0	5,881,167
Foreign Government Agencies	—	1,617,019	—	1,617,019
Loans	—	190,285	—	190,285
Municipal Bonds & Notes	—	765,311	—	765,311
U.S. Government Agencies	—	27,200,985	—	27,200,985
U.S. Government Treasuries	3,603,910	—	—	3,603,910
Repurchase Agreements	—	7,679,000	—	7,679,000
Other Financial Instruments+
Open Futures Contracts - Appreciation	61,549	—	—	61,549
Open Futures Contracts - Depreciation	(240,846)	—	—	(240,846)
Open Forward Foreign Currency Contracts - Appreciation	—	34,174	—	34,174
Open Forward Foreign Currency Contracts - Depreciation	—	(106,436)	—	(106,436)
Total	$20,105,375	$90,221,602	$370,766	$110,697,743

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

*  Sum of all industries each of which individually has an aggregate market value of less than 5% of net assets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Asset Backed Securities	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes
Balance as of 3/31/2009	$141,500	$1,000	$95,572	$0
Accrued discounts/premiums	—	—	144	—
Realized gain(loss)	252	—	2,413	—
Change in unrealized appreciation(depreciation)	50,448	750	11,425	—
Net purchases(sales)	74,990	—	(5,049)	—
Transfers in and/or out of Level 3	—	—	(2,679)	—
Balance as of 9/30/2009	$267,190	$1,750	$101,826	$0

See Notes to Financial Statements

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO PROFILE — September 30, 2009 (unaudited)

Industry Allocation*
Commercial Paper	10.1%
Federal National Mtg. Assoc.	6.1
U.S. Government Treasury Bills	4.3
Oil Companies-Integrated	4.0
Repurchase Agreements	3.5
Diversified Banking Institutions	3.5
Medical-Drugs	3.3
Diversified Financial Services	3.3
Banks-Commercial	2.9
Telephone-Integrated	2.2
Electric-Integrated	2.0
Computers	1.6
Federal Home Loan Bank	1.3
Oil Companies-Exploration & Production	1.2
Steel-Producers	1.1
Government National Mtg. Assoc.	1.1
Aerospace/Defense	1.0
Insurance-Multi-line	1.0
Diversified Manufacturing Operations	1.0
Applications Software	0.9
Tobacco	0.9
Electronic Components-Semiconductors	0.9
Real Estate Investment Trusts	0.9
Food-Misc.	0.9
Retail-Apparel/Shoe	0.9
Medical-Biomedical/Gene	0.9
Medical Products	0.8
Cable/Satellite TV	0.8
Food-Retail	0.8
Cosmetics & Toiletries	0.7
Index Fund-Large Cap	0.7
Chemicals-Diversified	0.7
Multimedia	0.7
Web Portals/ISP	0.7
Aerospace/Defense-Equipment	0.7
Banks-Super Regional	0.7
Finance-Investment Banker/Broker	0.7
Computers-Memory Devices	0.6
Auto-Cars/Light Trucks	0.6
Enterprise Software/Service	0.6
Networking Products	0.6
Cellular Telecom	0.6
Federal Home Loan Mtg. Corp.	0.6
Insurance-Property/Casualty	0.6
Retail-Discount	0.6
Retail-Restaurants	0.5
Agricultural Chemicals	0.5
Electric Products-Misc.	0.5
Insurance-Life/Health	0.5
Diversified Operations	0.5
Metal-Copper	0.5
Medical-HMO	0.5
Electric-Transmission	0.5
Electronic Components-Misc.	0.4
Brewery	0.4
Commercial Services-Finance	0.4
Appliances	0.4
Real Estate Operations & Development	0.4
Computers-Integrated Systems	0.4
Transport-Rail	0.4

Coal	0.4%
Beverages-Non-alcoholic	0.4
Pipelines	0.4
Engineering/R&D Services	0.4
Finance-Other Services	0.4
Chemicals-Specialty	0.4
Pharmacy Services	0.4
Oil & Gas Drilling	0.3
Auto/Truck Parts & Equipment-Original	0.3
Fisheries	0.3
Oil-Field Services	0.3
Semiconductor Components-Integrated Circuits	0.3
Oil Field Machinery & Equipment	0.3
Diversified Minerals	0.3
Internet Security	0.3
Agricultural Operations	0.3
Containers-Paper/Plastic	0.3
Wire & Cable Products	0.3
Computer Services	0.3
Gas-Distribution	0.3
Consumer Products-Misc.	0.3
Medical-Hospitals	0.3
Airlines	0.3
Rubber-Tires	0.3
Energy-Alternate Sources	0.3
Machinery-Construction & Mining	0.3
Building Products-Cement	0.3
Television	0.3
Medical-Wholesale Drug Distribution	0.3
Banks-Fiduciary	0.2
Telecom Services	0.2
Retail-Major Department Stores	0.2
Machinery-General Industrial	0.2
Medical-Generic Drugs	0.2
Building & Construction Products-Misc.	0.2
Investment Management/Advisor Services	0.2
Commercial Services	0.2
Finance-Auto Loans	0.2
Medical Information Systems	0.2
Paper & Related Products	0.2
Office Automation & Equipment	0.2
Mining	0.2
Electronics-Military	0.2
Medical-Outpatient/Home Medical	0.2
Internet Infrastructure Software	0.2
Apparel Manufacturers	0.2
Seismic Data Collection	0.2
Containers-Metal/Glass	0.2
Transport-Services	0.2
Metal-Diversified	0.2
Independent Power Producers	0.2
Broadcast Services/Program	0.2
Software Tools	0.2
Retail-Consumer Electronics	0.2
Retail-Drug Store	0.2
Building-Heavy Construction	0.2
Schools	0.2
Distribution/Wholesale	0.1
Transport-Marine	0.1
Gambling (Non-Hotel)	0.1

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO PROFILE — September 30, 2009 (unaudited) (continued)

Auto-Heavy Duty Trucks	0.1%
Instruments-Scientific	0.1
Non-Ferrous Metals	0.1
Machinery-Pumps	0.1
Retail-Building Products	0.1
Special Purpose Entities	0.1
Retail-Regional Department Stores	0.1
Machinery-Farming	0.1
Batteries/Battery Systems	0.1
Import/Export	0.1
Equity Fund - Emerging Market	0.1
Wireless Equipment	0.1
Telecommunication Equipment	0.1
Water	0.1
Investment Companies	0.1
Insurance Brokers	0.1
Building & Construction-Misc.	0.1
Warehousing & Harbor Transportation Services	0.1
Gold Mining	0.1
Power Converter/Supply Equipment	0.1
Satellite Telecom	0.1
Savings & Loans/Thrifts	0.1
Electric-Generation	0.1
Soap & Cleaning Preparation	0.1
Semiconductor Equipment	0.1
Retail-Auto Parts	0.1
Shipbuilding	0.1
Hospital Beds/Equipment	0.1
Travel Services	0.1
Food-Meat Products	0.1
Rental Auto/Equipment	0.1
Home Furnishings	0.1
Insurance-Reinsurance	0.1
Toys	0.1
Computers-Periphery Equipment	0.1
Vitamins & Nutrition Products	0.1
Audio/Video Products	0.1
Metal Processors & Fabrication	0.1
Steel Pipe & Tube	0.1
Finance-Credit Card	0.1
Oil Refining & Marketing	0.1
Finance-Consumer Loans	0.1
Data Processing/Management	0.1
Venture Capital	0.1
Retail-Automobile	0.1
Medical Instruments	0.1
Retirement/Aged Care	0.1
Food-Baking	0.1
Casino Hotels	0.1
Food-Dairy Products	0.1
Medical-Nursing Homes	0.1
Beverages-Wine/Spirits	0.1
Index Fund	0.1
E-Commerce/Products	0.1
Garden Products	0.1
Precious Metals	0.1
Retail-Pawn Shops	0.1
Real Estate Management/Services	0.1
Electronic Parts Distribution	0.1
Circuit Boards	0.1

Printing-Commercial	0.1%
Footwear & Related Apparel	0.1
Industrial Audio & Video Products	0.1
Home Decoration Products	0.1
Retail-Misc./Diversified	0.1
Building-Residential/Commercial	0.1
Publishing-Newspapers	0.1
Electric-Distribution	0.1
Food-Wholesale/Distribution	0.1
Hotels/Motels	0.1
Finance-Leasing Companies	0.1
Sector Fund - Real Estate	0.1
Water Treatment Systems	0.1
Auto/Truck Parts & Equipment-Replacement	0.1
103.1%

*  Calculated as a percentage of net assets

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK — 64.9%
Advanced Materials — 0.0%
PV Crystalox Solar PLC	3,795	$4,494
Advertising Services — 0.0%
Vertis Holdings, Inc.(1)	1,532	2
Aerospace/Defense — 1.0%
BAE Systems PLC	115,976	647,232
Boeing Co.	3,463	187,522
General Dynamics Corp.	2,308	149,097
Lockheed Martin Corp.	5,190	405,235
MTU Aero Engines Holding AG	1,051	49,769
National Presto Industries, Inc.	706	61,076
Northrop Grumman Corp.	6,737	348,640
Raytheon Co.	10,957	525,607
		2,374,178
Aerospace/Defense-Equipment — 0.6%
Argon ST, Inc.†	589	11,220
Cobham PLC	28,794	100,732
European Aeronautic Defense and Space Co. NV	33,365	749,214
United Technologies Corp.	8,079	492,254
		1,353,420
Agricultural Chemicals — 0.5%
Agrium, Inc.	1,588	79,382
CF Industries Holdings, Inc.	4,639	400,021
Monsanto Co.	3,541	274,073
Terra Industries, Inc.	10,223	354,431
The Mosaic Co.	1,470	70,663
		1,178,570
Agricultural Operations — 0.3%
Andersons, Inc.	2,721	95,779
Archer-Daniels-Midland Co.	12,349	360,838
Bunge, Ltd.	4,178	261,584
China Green Holdings, Ltd.	66,000	56,121
		774,322
Airlines — 0.2%
Air Arabia	553,030	171,643
British Airways PLC†	44,125	155,493
easyJet PLC†	10,581	64,123
Hawaiian Holdings, Inc.†	3,924	32,412
Qantas Airways, Ltd.	20,488	51,693
Singapore Airlines, Ltd.	7,000	68,477
		543,841
Alternative Waste Technology — 0.0%
Calgon Carbon Corp.†	1,067	15,824
Apparel Manufacturers — 0.1%
Carter's, Inc.†	1,271	33,936
Christian Dior SA	337	33,287
Coach, Inc.	5,500	181,060
Maidenform Brands, Inc.†	1,949	31,301
True Religion Apparel, Inc.†	1,296	33,605
		313,189
Appliances — 0.4%
Electrolux AB, Class B†	37,278	852,897
Whirlpool Corp.	2,100	146,916
		999,813

Security Description	Shares	Market Value (Note 2)
Applications Software — 0.9%
Actuate Corp.†	4,961	$28,674
Check Point Software Technologies, Ltd.†	1,179	33,425
Citrix Systems, Inc.†	3,275	128,478
Compuware Corp.†	10,242	75,074
Microsoft Corp.	62,572	1,619,989
NetSuite, Inc.†	2,152	32,926
Quest Software, Inc.†	9,456	159,333
Red Hat, Inc.†	1,070	29,575
Salesforce.com, Inc.†	2,319	132,021
		2,239,495
Auction House/Art Dealers — 0.0%
Sotheby's	4,552	78,431
Audio/Video Products — 0.1%
Sony Corp.	6,900	204,083
Auto-Cars/Light Trucks — 0.6%
Bayerische Motoren Werke AG	1,762	84,959
Dongfeng Motor Group Co., Ltd.	76,000	80,412
Ford Motor Co.†	23,500	169,435
Great Wall Motor Co., Ltd.	108,500	97,719
Kanto Auto Works, Ltd.	4,800	48,340
Nissan Motor Co., Ltd.†	23,700	160,262
Porsche Automobil Holding SE	648	50,968
Renault SA†	767	35,765
Suzuki Motor Corp.	28,100	655,818
		1,383,678
Auto-Heavy Duty Trucks — 0.1%
Hino Motors, Ltd.†	34,000	129,159
Navistar International Corp.†	5,100	190,842
		320,001
Auto/Truck Parts & Equipment-Original — 0.3%
Aisin Seiki Co., Ltd.	7,400	180,538
Dana Holding Corp.†	990	6,742
Fuel Systems Solutions, Inc.†	1,551	55,820
G.U.D. Holdings, Ltd.	1,440	11,078
Tenneco, Inc.†	1,811	23,615
Toyoda Gosei Co., Ltd.	900	26,319
TRW Automotive Holdings Corp.†	4,500	75,375
Valeo SA†	8,742	230,075
		609,562
Auto/Truck Parts & Equipment-Replacement — 0.0%
ATC Technology Corp.†	2,336	46,159
Exide Technologies†	3,341	26,628
		72,787
Banks-Commercial — 2.7%
ABSA Group, Ltd.	4,761	76,054
Anglo Irish Bank Corp., Ltd.†(1)	72,610	22,101
Banca Monte dei Paschi di Siena SpA	209,188	447,540
Banco Bilbao Vizcaya Argentaria SA	8,951	158,884
Banco do Brasil SA	11,402	200,996
Banco Latinoamericano de Exportaciones SA, Class E	5,715	81,267
Banco Popolare Societa Cooperative†	39,119	375,239
Banco Santander SA	8,555	137,709
Bank Mandiri Tbk PT	179,500	87,289

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Banks-Commercial (continued)
Bank of China, Ltd.	362,000	$190,574
Bank of Hawaii Corp.	900	37,386
Bank of the Ozarks, Inc.	1,701	45,128
Bank Rakyat Indonesia	204,000	158,303
Bankinter SA	20,686	261,086
BB&T Corp.	2,200	59,928
China Construction Bank Corp.(2)	407,000	325,598
Commonwealth Bank of Australia	771	35,199
Danske Bank A/S†	13,632	357,076
DBS Group Holdings, Ltd.	68,500	645,781
Dexia SA†	43,544	401,436
DnB NOR ASA†	2,891	33,484
First Bancorp NC	1,649	29,765
Industrial & Commercial Bank of China	429,000	322,717
International Bancshares Corp.	2,532	41,297
Itau Unibanco Holding SA ADR	6,380	128,557
Kasikornbank PCL	50,500	124,701
KBC Groep NV†	2,979	149,634
Korea Exchange Bank	3,440	40,436
Lloyds Banking Group PLC†	21,813	36,150
National Australia Bank, Ltd.	2,964	80,433
National Bank of Canada	1,490	82,861
National Bank of Greece SA†	2,307	82,711
Oriental Financial Group, Inc.	3,361	42,685
OTP Bank PLC†	5,458	155,736
Royal Bank of Canada	1,389	74,662
Sberbank	33,996	67,652
Sierra Bancorp	653	7,843
Smithtown Bancorp, Inc.	1,689	19,491
State Bank of India GDR	506	45,995
Suffolk Bancorp	1,577	46,695
Sumitomo Mitsui Financial Group, Inc.	600	20,921
Toronto-Dominion Bank	1,788	115,648
Turkiye Garanti Bankasi AS	28,070	105,925
Westpac Banking Corp.	21,117	489,022
Wilshire Bancorp, Inc.	2,742	20,126
		6,469,721
Banks-Fiduciary — 0.2%
Northern Trust Corp.	1,415	82,296
State Street Corp.	6,553	344,688
The Bank of New York Mellon Corp.	4,800	139,152
		566,136
Banks-Super Regional — 0.6%
US Bancorp	21,275	465,072
Wells Fargo & Co.	31,956	900,520
		1,365,592
Batteries/Battery Systems — 0.1%
A123 Systems, Inc.†	832	17,738
Advanced Battery Technologies, Inc.†	8,998	39,051
BYD Co., Ltd., Class H†	6,500	53,551
China BAK Battery, Inc.†	4,800	23,760
Energizer Holdings, Inc.†	643	42,657

Security Description	Shares	Market Value (Note 2)
Batteries/Battery Systems (continued)
EnerSys†	1,274	$28,181
GS Yuasa Corp.	4,000	36,540
Saft Groupe SA	642	35,700
Ultralife Corp.†	1,563	9,472
Valence Technology, Inc.†	6,000	10,800
		297,450
Beverages-Non-alcoholic — 0.4%
Britvic PLC	13,880	78,193
Coca-Cola Enterprises, Inc.	11,100	237,651
Coca-Cola Femsa SAB de CV, ADR	716	34,439
PepsiCo, Inc.	9,800	574,868
		925,151
Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc., Class A†	8,976	135,986
Brewery — 0.4%
Anheuser-Busch InBev NV	12,358	564,313
Carlsberg A/S	1,519	110,035
Heineken Holding NV	4,862	198,325
Lion Nathan, Ltd.	8,136	82,183
		954,856
Broadcast Services/Program — 0.2%
Grupo Televisa SA ADR	5,100	94,809
Liberty Global, Inc., Class A†	13,150	296,796
		391,605
Building & Construction Products-Misc. — 0.1%
Broadwind Energy, Inc.†	1,884	14,865
Fletcher Building, Ltd.	19,077	115,041
Geberit AG	513	78,809
		208,715
Building & Construction-Misc. — 0.1%
Abengoa SA	1,335	38,642
Aveng, Ltd.	15,793	90,927
Balfour Beatty PLC	10,377	53,400
Insituform Technologies, Inc., Class A†	1,364	26,107
Layne Christensen Co.†	1,634	52,370
		261,446
Building Products-Cement — 0.2%
Asia Cement China Holdings Corp.	169,000	106,851
Boral, Ltd.	27,091	145,549
Cemex SAB de CV ADR†	10,106	130,569
CRH PLC (London)	1,409	39,134
HeidelbergCement AG	1,076	69,659
Lafarge SA	518	46,353
		538,115
Building-Heavy Construction — 0.2%
Acciona SA	456	62,058
Arabtec Holding Co.†	45,031	41,193
Grupo Ferrovial SA	1,720	82,279
Impregilo SpA	11,161	48,834
Metallurgical Corp of China, Ltd.†(2)	75,000	50,903

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Building-Heavy Construction — 0.2%
Obrascon Huarte Lain, SA	544	$15,161
Vinci SA	901	50,972
		351,400
Cable/Satellite TV — 0.5%
Comcast Corp., Class A	22,365	377,745
DISH Network Corp., Class A†	13,204	254,309
Jupiter Telecommunications Co.	22	21,273
LodgeNet Interactive Corp.†	5,217	39,389
The DIRECTV Group, Inc.†	13,785	380,190
Time Warner Cable, Inc.	4,389	189,122
		1,262,028
Casino Hotels — 0.0%
Sky City Entertainment Group, Ltd.	40,446	94,933
Wynn Macau, Ltd.†(2)	5,200	6,763
		101,696
Casino Services — 0.0%
Bally Technologies, Inc.†	898	34,456
Cellular Telecom — 0.4%
America Movil SAB de CV, Series L ADR	8,360	366,419
China Mobile, Ltd.	23,600	229,908
Leap Wireless International, Inc.†	2,481	48,504
NII Holdings, Inc.†	9,124	273,537
Vodafone Group PLC	62,025	138,974
		1,057,342
Chemicals-Diversified — 0.6%
BASF SE	1,911	101,260
Celanese Corp., Class A	7,764	194,100
FMC Corp.	4,988	280,575
Hitachi Chemical Co., Ltd.	16,700	341,200
Innophos Holdings, Inc.	3,229	59,736
Innospec, Inc.	2,035	30,016
Koninklijke DSM NV	3,193	133,399
Nitto Denko Corp.	2,300	70,462
The Dow Chemical Co.	9,203	239,922
		1,450,670
Chemicals-Specialty — 0.3%
Albemarle Corp.	1,523	52,696
Ashland, Inc.	8,100	350,082
Eastman Chemical Co.	2,300	123,142
Hawkins, Inc.	1,645	38,427
OM Group, Inc.†	1,737	52,787
WR Grace & Co.†	7,636	166,007
		783,141
Circuit Boards — 0.1%
Multi-Fineline Electronix, Inc.†	1,553	44,586
TTM Technologies, Inc.†	7,944	91,118
		135,704
Coal — 0.3%
Alpha Natural Resources, Inc.†	7,518	263,882
Arch Coal, Inc.	280	6,196
Banpu Public Co., Ltd.	15,613	200,946
China Coal Energy Co.	37,000	48,506
China Shenhua Energy Co., Ltd.	4,000	17,393

Security Description	Shares	Market Value (Note 2)
Coal (continued)
CONSOL Energy, Inc.	171	$7,714
Felix Resources, Ltd.	502	7,595
Indo Tambangraya Megah PT	33,500	84,053
International Coal Group, Inc.†	7,732	31,160
Massey Energy Co.	210	5,857
Peabody Energy Corp.	207	7,705
Walter Energy, Inc.	1,096	65,826
Yanzhou Coal Mining Co., Ltd.	6,000	8,593
		755,426
Commerce — 0.0%
i2 Technologies, Inc.†	3,534	56,685
Commercial Services — 0.2%
Alliance Data Systems Corp.†	4,352	265,820
DynCorp International, Inc., Class A†	3,656	65,808
Steiner Leisure, Ltd.†	996	35,617
		367,245
Commercial Services-Finance — 0.4%
Companhia Brasileira de Meios de Pagamento(2)	10,800	107,171
Deluxe Corp.	2,689	45,982
Dollar Financial Corp.†	1,570	25,152
Equifax, Inc.	3,400	99,076
Experian PLC	9,340	78,589
Moody's Corp.	5,200	106,392
PRG-Schultz International, Inc.†	1,987	11,127
QC Holdings, Inc.	2,059	13,898
The Western Union Co.	10,100	191,092
Visa, Inc., Class A	4,200	290,262
Wright Express Corp.†	783	23,106
		991,847
Communications Software — 0.0%
Seachange International, Inc.†	2,688	20,160
Computer Aided Design — 0.0%
ANSYS, Inc.†	746	27,953
Computer Graphics — 0.0%
Monotype Imaging Holdings, Inc.†	5,072	42,656
Computer Services — 0.3%
3PAR, Inc.†	3,657	40,337
Accenture PLC Class A	7,813	291,190
CACI International, Inc., Class A†	400	18,908
Indra Sistemas SA	4,695	117,072
SRA International, Inc.†	923	19,928
Unisys Corp.	45,960	122,713
		610,148
Computers — 1.6%
Apple, Inc.†	7,846	1,454,413
Dell, Inc.†	6,403	97,710
Hewlett-Packard Co.	13,849	653,811
International Business Machines Corp.	12,929	1,546,438
Silicon Graphics International Corp.†	8,373	56,183
		3,808,555

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Computers-Integrated Systems — 0.4%
Brocade Communications Systems, Inc.†	5,449	$42,829
Fujitsu, Ltd.	126,000	823,952
NCI, Inc.†	396	11,349
NCR Corp.†	5,789	80,004
		958,134
Computers-Memory Devices — 0.6%
EMC Corp.†	37,432	637,841
NetApp, Inc.†	4,188	111,736
Netezza Corp†	4,528	50,895
Seagate Technology (Escrow shares)†(1)(2)(12)	970	0
Seagate Technology	15,400	234,234
Western Digital Corp.†	12,598	460,205
		1,494,911
Computers-Periphery Equipment — 0.1%
Lexmark International, Inc., Class A†	6,500	140,010
Logitech International SA†	2,078	37,878
Synaptics, Inc.†	1,113	28,048
		205,936
Consulting Services — 0.0%
SAIC, Inc.†	1,706	29,923
Stantec, Inc.†	1,336	33,442
Watson Wyatt Worldwide, Inc., Class A	891	38,812
		102,177
Consumer Products-Misc. — 0.3%
Clorox Co.	1,329	78,172
Kimberly-Clark Corp.	8,000	471,840
Prestige Brands Holdings, Inc.†	5,331	37,530
		587,542
Containers-Metal/Glass — 0.2%
BWAY Holding Co.†	1,215	22,489
Crown Holdings, Inc.†	5,900	160,480
Owens-Illinois, Inc.†	4,900	180,810
Silgan Holdings, Inc.	597	31,480
		395,259
Containers-Paper/Plastic — 0.2%
AEP Industries, Inc.†	635	25,336
Amcor, Ltd.	41,129	198,836
Pactiv Corp.†	5,800	151,090
Rock-Tenn Co., Class A	732	34,485
Sealed Air Corp.	6,700	131,521
		541,268
Cosmetics & Toiletries — 0.7%
Amorepacific Corp.	170	121,774
Bare Escentuals, Inc.†	3,642	43,303
Colgate-Palmolive Co.	3,684	281,015
Kao Corp.	16,000	395,700
The Estee Lauder Cos., Inc., Class A	3,100	114,948
The Procter & Gamble Co.	13,304	770,568
		1,727,308

Security Description	Shares	Market Value (Note 2)
Data Processing/Management — 0.1%
Acxiom Corp.†	3,136	$29,667
CSG Systems International, Inc.†	4,736	75,823
Fair Isaac Corp.	1,772	38,080
		143,570
Decision Support Software — 0.0%
Interactive Intelligence, Inc.†	1,747	33,385
Diagnostic Kits — 0.0%
Inverness Medical Innovations, Inc.†	886	34,315
Distribution/Wholesale — 0.1%
Beacon Roofing Supply, Inc.†	2,370	37,873
Core-Mark Holding Co., Inc.†	947	27,084
Jardine Cycle & Carriage, Ltd.	3,000	51,752
Kloeckner & Co. AG†	1,281	29,355
MWI Veterinary Supply, Inc.†	943	37,673
School Specialty, Inc.†	1,308	31,026
Tech Data Corp.†	1,293	53,802
WESCO International, Inc.†	2,437	70,185
		338,750
Diversified Banking Institutions — 3.2%
Bank of America Corp.	46,114	780,249
Barclays PLC†	157,721	932,630
BNP Paribas	9,292	742,420
Citigroup, Inc.	56,186	271,940
Credit Suisse Group AG	10,187	565,235
Deutsche Bank AG	529	40,598
HSBC Holdings PLC	24,663	282,213
JPMorgan Chase & Co.	30,489	1,336,028
Morgan Stanley	10,764	332,392
Societe Generale	1,960	157,749
The Goldman Sachs Group, Inc.	6,004	1,106,837
UniCredit SpA†	254,498	994,360
		7,542,651
Diversified Financial Services — 0.3%
Fubon Financial Holding Co., Ltd.†	79,000	89,203
Hana Financial Group, Inc.	7,380	254,299
Irish Life & Permanent PLC†	3,771	31,454
Korea Investment Holdings Co., Ltd.	4,690	139,317
Shinhan Financial Group Co., Ltd.†	7,560	301,566
		815,839
Diversified Manufacturing Operations — 0.9%
3M Co.	5,330	393,354
Ameron International Corp.	431	30,161
AZZ, Inc.†	861	34,586
Danaher Corp.	604	40,661
EnPro Industries, Inc.†	1,117	25,535
General Electric Co.	61,385	1,007,942
ITT Corp.	710	37,027
Koppers Holdings, Inc.	2,293	67,987
LSB Industries, Inc.†	3,535	55,040
Parker Hannifin Corp.	1,089	56,454
Pentair, Inc.	1,463	43,188
Siemens AG	887	82,137
SPX Corp.	1,900	116,413
The Brink's Co.	3,306	88,964
Tyco International, Ltd.	1,177	40,583
		2,120,032

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Diversified Minerals — 0.2%
BHP Billiton, Ltd.	6,295	$209,532
Vale SA ADR	4,069	94,116
Xstrata PLC†	8,012	118,120
		421,768
Diversified Operations — 0.5%
Compagnie Nationale a Portefeuille	292	15,887
Guangdong Investment, Ltd.	456,000	223,586
Hutchison Whampoa, Ltd.	17,000	122,509
Imperial Holdings Limited	8,888	94,453
LG Corp.	924	61,953
Noble Group, Ltd.	79,000	137,401
Spectrum Brands, Inc.†	902	20,746
Swire Pacific, Ltd., Class A	34,500	406,429
Wharf Holdings, Ltd.	8,000	42,477
		1,125,441
E-Commerce/Products — 0.1%
Amazon.com, Inc.†	1,636	152,737
E-Commerce/Services — 0.0%
Rakuten, Inc.	86	57,292
E-Marketing/Info — 0.0%
ValueClick, Inc.†	2,259	29,796
Educational Software — 0.0%
Blackboard, Inc.†	737	27,844
Rosetta Stone, Inc.†	838	19,240
		47,084
Electric Products-Misc. — 0.5%
Emerson Electric Co.	7,155	286,773
GrafTech International, Ltd.†	2,272	33,398
Harbin Electric, Inc.†	3,099	52,311
LG Electronics, Inc.	524	55,813
Mitsubishi Electric Corp.†	93,000	704,506
		1,132,801
Electric-Generation — 0.1%
CEZ AS	1,009	53,814
Huaneng Power International, Inc.	10,000	6,606
The AES Corp.†	4,603	68,217
		128,637
Electric-Integrated — 1.6%
A2A SpA	97,136	190,899
Alliant Energy Corp.	4,271	118,947
BKW FMB Energie AG	266	23,076
Chubu Electric Power Co., Inc.	7,200	174,857
CMS Energy Corp.	7,500	100,500
DPL, Inc.	1,369	35,731
E.ON AG	667	28,286
Edison International	12,009	403,262
Electricite de France	1,091	64,723
Endesa SA	1,126	37,206
Enel SpA	26,744	169,752
Energias de Portugal SA	80,662	369,455
Entergy Corp.	495	39,531
Exelon Corp.	6,719	333,397
FirstEnergy Corp.	1,805	82,525
FPL Group, Inc.	5,376	296,916
GDF Suez	1,803	80,063

Security Description	Shares	Market Value (Note 2)
Electric-Integrated (continued)
Hera SpA	13,250	$32,245
Hokkaido Electric Power Co., Inc.	1,400	29,134
Hokuriku Electric Power Co.	1,200	30,546
International Power PLC	15,641	72,240
Kyushu Electric Power Co., Inc.	1,800	40,807
NSTAR	3,100	98,642
NV Energy, Inc.	9,800	113,582
PG&E Corp.	5,482	221,966
Pike Electric Corp.†	2,876	34,454
PPL Corp.	6,700	203,278
Public Power Corp. SA†	7,830	174,276
Public Service Enterprise Group, Inc.	1,516	47,663
RWE AG	467	43,374
Shikoku Electric Power Co., Inc.	1,100	33,577
The Kansai Electric Power Co., Inc.	1,900	45,931
Tokyo Electric Power Co., Inc.	4,300	112,811
TransAlta Corp.	329	6,711
		3,890,363
Electric-Transmission — 0.4%
National Grid PLC	81,058	782,439
Terna Rete Elettrica Nazionale SpA	62,824	245,003
		1,027,442
Electronic Components-Misc. — 0.4%
Coretronic Corp.	78,000	96,809
Garmin, Ltd.	722	27,248
HON HAI Precision Industry Co., Ltd.	73,700	295,735
Jabil Circuit, Inc.	10,800	144,828
LG Display Co., Ltd.	1,040	29,922
NEC Corp.†	123,000	386,409
Venture Corp., Ltd.	7,000	44,674
		1,025,625
Electronic Components-Semiconductors — 0.9%
Amkor Technology, Inc.†	5,454	37,524
Epistar Corp. GDR*(2)	337	5,224
Hynix Semiconductor, Inc.†	760	12,771
Intel Corp.	45,604	892,470
MEMC Electronic Materials, Inc.†	908	15,100
Micron Technology, Inc.†	3,549	29,102
National Semiconductor Corp.	20,049	286,099
Renesola, Ltd. ADR†	1,300	6,253
Samsung Electronics Co., Ltd.	502	347,235
Solarworld AG	462	11,223
Sumco Corp.	1,200	27,271
Texas Instruments, Inc.	18,679	442,506
		2,112,778
Electronic Connectors — 0.0%
Thomas & Betts Corp.†	2,500	75,200
Electronic Forms — 0.0%
Adobe Systems, Inc.†	2,288	75,596
Electronic Measurement Instruments — 0.0%
Badger Meter, Inc.	720	27,857
Electronic Parts Distribution — 0.1%
Avnet, Inc.†	5,542	143,926

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Electronics-Military — 0.2%
L-3 Communications Holdings, Inc.	4,477	$359,593
Energy-Alternate Sources — 0.3%
Areva SA	34	19,623
Aventine Renewable Energy Holdings, Inc.†	5,968	1,731
Babcock & Brown Winds Partners, Ltd.	22,874	30,471
Ballard Power System, Inc.†	7,954	20,919
Canadian Solar, Inc.†	800	13,776
China Sunergy Co., Ltd. ADR†	1,373	5,945
Covanta Holding Corp.†	2,667	45,339
EDF Energies Nouvelles SA	714	39,359
EDP Renovaveis SA†	3,297	36,257
Evergreen Energy, Inc.†	15,112	9,369
Fersa Energias Renovables SA	5,986	20,147
First Solar, Inc.†	1,125	171,968
FuelCell Energy, Inc.†	6,847	29,237
GT Solar International, Inc.†	1,248	7,251
Gushan Environmental Energy, Ltd. ADR	5,303	9,651
Headwaters, Inc.†	2,567	9,934
Iberdrola Renovables SA	8,596	42,265
JA Solar Holdings Co., Ltd. ADR†	2,121	8,548
LDK Solar Co., Ltd. ADR†	907	7,818
Nordex AG†	1,222	21,316
Q-Cells SE†	485	9,290
Renewable Energy Corp. AS†	1,336	11,727
Solar Millennium AG†	319	11,017
Solarfun Power Holdings Co., Ltd. ADR†	1,481	8,501
Solaria Energia y Medio Ambiente SA†	1,708	7,923
Theolia SA†	1,980	14,111
Trina Solar, Ltd. ADR†	454	14,605
VeraSun Energy Corp.†	5,181	39
Yingli Green Energy Holding Co., Ltd. ADR†	932	11,613
		639,750
Engineering/R&D Services — 0.4%
Aecom Technology Corp.†	1,803	48,933
EMCOR Group, Inc.†	3,546	89,785
Fluor Corp.	3,085	156,872
Foster Wheeler AG†	8,114	258,918
Heerim Architects & Planners	9,160	99,510
SembCorp Industries, Ltd.	62,000	149,207
Stanley, Inc.†	471	12,114
URS Corp.†	1,500	65,475
VSE Corp.	969	37,801
		918,615
Engines-Internal Combustion — 0.0%
Cummins, Inc.	1,529	68,514
Enterprise Software/Service — 0.6%
Autonomy Corp. PLC†	1,887	49,126
BMC Software, Inc.†	4,561	171,174
Concur Technologies, Inc.†	2,198	87,393
ManTech International Corp., Class A†	437	20,609

Security Description	Shares	Market Value (Note 2)
Enterprise Software/Service (continued)
MedAssets, Inc.†	1,819	$41,055
MicroStrategy, Inc., Class A†	630	45,070
Omnicell, Inc.†	2,607	29,042
Oracle Corp.	47,150	982,606
		1,426,075
Entertainment Software — 0.0%
Shanda Games, Ltd. ADR†	5,700	66,690
Environmental Consulting & Engineering — 0.0%
Tetra Tech, Inc.†	2,332	61,868
Environmental Monitoring & Detection — 0.0%
Met-Pro Corp.	566	5,485
Filtration/Separation Products — 0.0%
CLARCOR, Inc.	535	16,778
Pall Corp.	793	25,598
		42,376
Finance-Consumer Loans — 0.0%
Nelnet, Inc., Class A†	2,694	33,513
World Acceptance Corp.†	2,089	52,664
		86,177
Finance-Credit Card — 0.1%
American Express Co.	2,700	91,530
Credit Saison Co., Ltd.	1,300	15,293
		106,823
Finance-Investment Banker/Broker — 0.5%
E*TRADE Financial Corp.†	45,108	78,939
Evercore Partners, Inc., Class A	2,323	67,878
Interactive Brokers Group, Inc., Class A†	889	17,664
Investment Technology Group, Inc.†	8,843	246,897
Knight Capital Group, Inc., Class A†	3,181	69,187
Macquarie Group, Ltd.	1,481	76,811
Mediobanca SpA	2,628	35,919
Nomura Holdings, Inc.	4,700	28,954
optionsXpress Holdings, Inc.	1,379	23,829
Penson Worldwide, Inc.†	3,947	38,444
Piper Jaffray Cos., Inc.†	1,026	48,961
SWS Group, Inc.	6,457	92,981
TD Ameritrade Holding Corp.†	8,400	164,808
The Charles Schwab Corp.	7,400	141,710
TradeStation Group, Inc.†	4,059	33,081
		1,166,063
Finance-Leasing Companies — 0.1%
Mitsubishi UFJ Lease & Finance Co., Ltd.	500	15,095
ORIX Corp.(2)	1,510	92,183
		107,278
Finance-Other Services — 0.1%
BM&F BOVESPA SA	12,242	90,247
GFI Group, Inc.	4,557	32,947
IntercontinentalExchange, Inc.†	1,300	126,347
		249,541
Financial Guarantee Insurance — 0.0%
Assured Guaranty, Ltd.	2,320	45,054

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)
Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Fisheries — 0.3%
Austevoll Seafood ASA†	4,133	$24,471
Cermaq ASA†	2,954	23,934
HQ Sustainable Maritime Industries, Inc.†	3,482	30,642
Leroy Seafood Group ASA	746	13,238
Marine Harvest†	156,220	113,404
Nireus Aquaculture SA†	10,219	12,262
Pescanova SA	466	16,994
Toyo Suisan Kaisha, Ltd.	21,000	568,484
		803,429
Food-Baking — 0.1%
Yamazaki Baking Co., Ltd.	13,000	176,104
Food-Catering — 0.0%
Compass Group PLC	9,749	59,564
Food-Dairy Products — 0.1%
Dean Foods Co.†	9,485	168,738
Food-Meat Products — 0.1%
Hormel Foods Corp.	2,100	74,592
Perdigao SA†	2,567	68,392
		142,984
Food-Misc. — 0.8%
General Mills, Inc.	6,600	424,908
Kellogg Co.	2,300	113,229
Kerry Group PLC	7,854	224,116
Kraft Foods, Inc., Class A	18,485	485,601
Nestle SA	8,416	358,632
Nutreco Holding NV	193	9,388
PT Indofood Sukses Makmur Tbk	246,500	77,151
Sara Lee Corp.	16,300	181,582
SunOpta, Inc.†	4,600	18,630
		1,893,237
Food-Retail — 0.8%
Colruyt SA	144	33,842
J Sainsbury PLC	29,068	150,979
Koninklijke Ahold NV	34,231	411,755
Lianhua Supermarket Holdings Co., Ltd.	4,000	8,908
Metro, Inc.	881	28,792
Safeway, Inc.	7,854	154,881
The Kroger Co.	15,767	325,431
Woolworths, Ltd.	29,415	759,035
		1,873,623
Food-Wholesale/Distribution — 0.0%
Fresh Del Monte Produce, Inc.†	793	17,930
Nash Finch Co.	1,094	29,910
Spartan Stores, Inc.	2,217	31,326
		79,166
Footwear & Related Apparel — 0.1%
Deckers Outdoor Corp.†	903	76,619
Steven Madden, Ltd.†	1,490	54,847
		131,466
Forestry — 0.0%
Plum Creek Timber Co., Inc.	2,000	61,280

Security Description	Shares	Market Value (Note 2)
Gambling (Non-Hotel) — 0.1%
OPAP SA	8,692	$224,116
Garden Products — 0.1%
Toro Co.	3,720	147,944
Gas-Distribution — 0.3%
Centrica PLC	25,208	101,360
Energen Corp.	2,602	112,146
Sempra Energy	4,129	205,666
Toho Gas Co., Ltd.	2,000	9,135
Tokyo Gas Co., Ltd.	30,000	124,659
UGI Corp.	3,500	87,710
		640,676
Gold Mining — 0.1%
Agnico-Eagle Mines, Ltd.	444	30,125
AngloGold Ashanti, Ltd. ADR	488	19,891
Aurizon Mines, Ltd.†	14,040	61,214
Barrick Gold Corp.	992	37,597
Crystallex International Corp.†	11,800	2,950
Great Basin Gold, Ltd.†	5,151	7,881
Newmont Mining Corp.	838	36,889
Royal Gold, Inc.	360	16,416
Seabridge Gold, Inc.†	683	19,534
Yamana Gold, Inc.	2,512	26,904
		259,401
Hazardous Waste Disposal — 0.0%
EnergySolutions, Inc.	1,386	12,779
Home Decoration Products — 0.1%
Newell Rubbermaid, Inc.	8,100	127,089
Home Furnishings — 0.1%
Steinhoff International Holdings, Ltd.	54,117	118,867
Tempur-Pedic International, Inc.†	2,039	38,619
		157,486
Hospital Beds/Equipment — 0.1%
Kinetic Concepts, Inc.†	6,073	224,580
Hotel/Motels — 0.1%
Wyndham Worldwide Corp.	6,700	109,344
Human Resources — 0.0%
Emergency Medical Services Corp., Class A†	719	33,434
Identification Systems — 0.0%
Checkpoint Systems, Inc.†	2,295	37,730
Import/Export — 0.1%
Marubeni Corp.	23,000	116,070
Mitsubishi Corp.	5,900	119,361
Mitsui & Co., Ltd.	4,600	60,161
		295,592
Independent Power Producers — 0.1%
Mirant Corp.†	15,466	254,106
Ormat Technologies, Inc.	281	11,471
		265,577
Industrial Audio & Video Products — 0.1%
Dolby Laboratories, Inc., Class A†	3,376	128,929
Industrial Automated/Robotic — 0.0%
Fanuc, Ltd.	500	44,839

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Industrial Gases — 0.0%
Air Water, Inc.	2,000	$23,038
Yingde Gases Group Co., Ltd.†(2)	12,500	11,290
		34,328
Instruments-Controls — 0.0%
Watts Water Technologies, Inc., Class A	1,296	39,204
Instruments-Scientific — 0.1%
FEI Co.†	12,486	307,780
Roth & Rau AG†	257	9,793
		317,573
Insurance Brokers — 0.1%
Aon Corp.	5,900	240,071
Insurance-Life/Health — 0.5%
Aflac, Inc.	7,757	331,534
American Equity Investment Life Holding Co.	6,749	47,378
China Life Insurance Co., Ltd.†	102,000	72,658
Conseco, Inc.†	13,569	71,373
Old Mutual PLC	186,325	297,775
Principal Financial Group, Inc.	6,100	167,079
Prudential Financial, Inc.	2,000	99,820
		1,087,617
Insurance-Multi-line — 1.0%
ACE, Ltd.†	1,553	83,023
Allianz SE	200	24,985
American Financial Group, Inc.	13,041	332,546
Assicurazioni Generali SpA	30,537	836,974
AXA SA	6,887	186,445
Fondiaria-Sai SpA	7,341	154,369
ING Groep NV†	13,423	239,639
Loews Corp.	2,689	92,098
MetLife, Inc.	4,200	159,894
Zurich Financial Services AG	882	209,797
		2,319,770
Insurance-Property/Casualty — 0.6%
American Safety Insurance Holdings, Ltd.†	1,723	27,223
AMERISAFE, Inc.†	3,368	58,098
Arch Capital Group, Ltd.†	3,056	206,402
Chubb Corp.	8,028	404,692
CNA Surety Corp.†	1,849	29,954
Fairfax Financial Holdings, Ltd.	151	56,094
First Mercury Financial Corp.	1,577	21,006
Hallmark Financial Services, Inc.†	3,419	27,523
QBE Insurance Group, Ltd.	3,287	69,769
RSA Insurance Group PLC	22,851	48,863
SeaBright Insurance Holdings, Inc.†	7,422	84,759
The Travelers Cos., Inc.	5,024	247,332
Universal Insurance Holdings, Inc.	4,482	22,544
		1,304,259
Insurance-Reinsurance — 0.1%
Argo Group International Holdings, Ltd.†	922	31,053
Aspen Insurance Holdings, Ltd.	1,587	42,008

Security Description	Shares	Market Value (Note 2)
Insurance-Reinsurance (continued)
Maiden Holdings, Ltd.	5,012	$36,437
Platinum Underwriters Holdings, Ltd.	884	31,683
SCOR SE	1,416	38,707
Validus Holdings, Ltd.	1,019	26,290
		206,178
Internet Connectivity Services — 0.0%
AboveNet, Inc.†	569	27,744
Internet Content-Entertainment — 0.0%
Perfect World Co., Ltd. ADR†	922	44,348
Internet Content-Information/News — 0.0%
HLTH Corp.†	3,168	46,284
WebMD Health Corp., Class A†	1,432	47,428
		93,712
Internet Infrastructure Software — 0.2%
Akamai Technologies, Inc.†	4,467	87,910
F5 Networks, Inc.†	6,920	274,240
TIBCO Software, Inc.†	9,493	90,089
		452,239
Internet Security — 0.3%
McAfee, Inc.†	727	31,835
Sourcefire, Inc.†	901	19,345
Symantec Corp.†	42,301	696,698
VeriSign, Inc.†	1,305	30,915
		778,793
Internet Telephone — 0.0%
j2 Global Communications, Inc.†	1,319	30,350
Intimate Apparel — 0.0%
The Warnaco Group, Inc.†	1,438	63,071
Investment Companies — 0.1%
Eurazeo	1,387	90,645
Harris & Harris Group, Inc.†	11,766	73,537
MCG Capital Corp.†	9,799	41,058
NGP Capital Resources Co.	3,007	21,831
		227,071
Investment Management/Advisor Services — 0.2%
BlackRock, Inc.	1,400	303,548
Calamos Asset Management, Inc., Class A	4,016	52,449
Federated Investors, Inc., Class B	1,764	46,517
Invesco, Ltd.	3,900	88,764
Julius Baer Holding AG	606	30,262
		521,540
Leisure Products — 0.0%
Fields Corp.	29	43,549
Machinery-Construction & Mining — 0.3%
Bucyrus International, Inc.	191	6,804
China National Materials Co., Ltd.	237,000	202,748
Joy Global, Inc.	8,064	394,652
		604,204
Machinery-Electrical — 0.0%
Franklin Electric Co., Inc.	574	16,457

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Machinery-Farming — 0.1%
AGCO Corp.†	7,735	$213,718
Deere & Co.	1,498	64,294
Lindsay Corp.	517	20,360
		298,372
Machinery-General Industrial — 0.2%
Alstom SA	1,438	104,941
Altra Holdings, Inc.†	5,256	58,815
Chart Industries, Inc.†	4,753	102,617
Doosan Heavy Industries and Construction Co., Ltd.	833	47,650
Gardner Denver, Inc.†	1,562	54,482
GLV, Inc., Class A†	1,795	14,251
Organo Corp.	1,000	7,609
Roper Industries, Inc.	820	41,804
Spirax-Sarco Engineering PLC	1,921	32,082
Wabtec Corp.	1,783	66,916
		531,167
Machinery-Material Handling — 0.0%
Tanfield Group PLC†	5,559	4,420
Machinery-Pumps — 0.1%
Ebara Corp.†	13,000	57,205
Flowserve Corp.	2,323	228,908
The Gorman-Rupp Co.	928	23,117
		309,230
Machinery-Thermal Process — 0.0%
Raser Technologies, Inc.†	4,622	7,072
Medical Information Systems — 0.2%
Allscripts-Misys Healthcare Solutions, Inc.†	3,043	61,682
athenahealth, Inc.†	3,100	118,947
Cerner Corp.†	815	60,962
Computer Programs & Systems, Inc.	859	35,571
Eclipsys Corp.†	2,872	55,429
Quality Systems, Inc.	2,700	166,239
		498,830
Medical Instruments — 0.1%
Medtronic, Inc.	2,033	74,814
Natus Medical, Inc.†	1,858	28,669
Techne Corp.	531	33,214
Young Innovations, Inc.	1,563	41,123
		177,820
Medical Products — 0.8%
American Medical Systems Holdings, Inc.†	2,171	36,733
Baxter International, Inc.	4,292	244,687
Cantel Medical Corp.†	644	9,699
Covidien PLC	2,229	96,426
Greatbatch, Inc.†	906	20,358
Hospira, Inc.†	3,800	169,480
Invacare Corp.	1,960	43,669
Johnson & Johnson	18,987	1,156,118
Terumo Corp.	1,500	82,549
		1,859,719

Security Description	Shares	Market Value (Note 2)
Medical Sterilization Products — 0.0%
STERIS Corp.	2,599	$79,140
Medical-Biomedical/Gene — 0.8%
Amgen, Inc.†	12,130	730,590
Biogen Idec, Inc.†	2,700	136,404
Cambrex Corp.†	125	788
Cubist Pharmaceuticals, Inc.†	2,126	42,945
Emergent Biosolutions, Inc.†	1,762	31,117
Enzon Pharmaceuticals, Inc.†	3,088	25,476
Facet Biotech Corp.†	1,442	24,932
Genzyme Corp.†	6,280	356,264
Gilead Sciences, Inc.†	8,500	395,930
Harvard Bioscience, Inc.†	5,064	19,193
Martek Biosciences Corp.†	1,483	33,501
Maxygen, Inc.†	8,309	55,587
Millipore Corp.†	399	28,062
Myriad Genetics, Inc.†	757	20,742
OSI Pharmaceuticals, Inc.†	1,077	38,018
Talecris Biotherapeutics Holdings Corp.	690	13,110
United Therapeutics Corp.†	692	33,901
		1,986,560
Medical-Drugs — 3.2%
Abbott Laboratories	10,400	514,488
Actelion, Ltd.†	3,340	207,400
Astellas Pharma, Inc.	3,500	143,876
AstraZeneca PLC	19,512	874,375
Auxilium Pharmaceuticals, Inc.†	667	22,818
Biovail Corp.	1,511	23,315
Bristol-Myers Squibb Co.	25,022	563,495
Cephalon, Inc.†	3,046	177,399
Eli Lilly & Co.	19,125	631,699
Endo Pharmaceuticals Holdings, Inc.†	2,943	66,600
Forest Laboratories, Inc.†	8,846	260,426
GlaxoSmithKline PLC	26,722	525,068
Hypermarcas SA†	4,700	92,031
Medicis Pharmaceutical Corp., Class A	3,777	80,639
Medivation, Inc.†	1,326	35,988
Miraca Holdings, Inc.	1,600	52,225
Novartis AG	10,161	508,393
Ono Pharmaceutical Co., Ltd.	500	26,012
Pfizer, Inc.	64,123	1,061,236
Roche Holding AG	2,314	374,018
Sanofi-Aventis	7,943	582,913
Santarus, Inc.†	12,973	42,681
Schering-Plough Corp.	11,157	315,185
Taisho Pharmaceutical Co., Ltd.	9,000	181,975
Takeda Pharmaceutical Co., Ltd.	4,300	179,157
UCB SA	2,141	90,357
Valeant Pharmaceuticals International†	1,216	34,121
		7,667,890
Medical-Generic Drugs — 0.2%
Mylan, Inc.†	19,339	309,617
Par Pharmaceutical Cos., Inc.†	4,549	97,849
Perrigo Co.	990	33,650

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Medical-Generic Drugs (continued)
Teva Pharmaceutical Industries, Ltd. ADR	1,323	$66,891
		508,007
Medical-HMO — 0.4%
Aetna, Inc.	6,605	183,817
Centene Corp.†	2,032	38,486
Healthspring, Inc.†	4,386	53,728
Humana, Inc.†	4,500	167,850
Magellan Health Services, Inc.†	911	28,296
UnitedHealth Group, Inc.	15,063	377,178
WellCare Health Plans, Inc.†	1,191	29,358
WellPoint, Inc.†	2,935	139,002
		1,017,715
Medical-Hospitals — 0.1%
Community Health Systems, Inc.†	4,800	153,264
Health Management Associates, Inc., Class A†	25,270	189,272
		342,536
Medical-Nursing Homes — 0.1%
Assisted Living Concepts, Inc.†	1,460	30,251
Kindred Healthcare, Inc.†	3,108	50,443
Skilled Healthcare Group, Inc. Class A†	751	6,030
Sun Healthcare Group, Inc.†	4,212	36,392
The Ensign Group, Inc.	398	5,584
		128,700
Medical-Outpatient/Home Medical — 0.2%
Amedisys, Inc.†	1,656	72,251
Amsurg Corp.†	1,123	23,841
Gentiva Health Services, Inc.†	1,590	39,766
LHC Group, Inc.†	1,401	41,932
Lincare Holdings, Inc.†	6,392	199,750
		377,540
Medical-Wholesale Drug Distribution — 0.3%
Alapis Holding Industrial and Commercial SA	122,315	107,394
AmerisourceBergen Corp.	7,300	163,374
McKesson Corp.	4,533	269,940
Sinopharm Group Co., Ltd.†(2)	1,200	3,044
Suzuken Co., Ltd.	1,200	41,442
		585,194
Metal Processors & Fabrication — 0.1%
Ampco-Pittsburgh Corp.	1,723	45,814
Haynes International, Inc.†	619	19,697
Mueller Industries, Inc.	1,922	45,878
Timken Co.	1,918	44,939
		156,328
Metal-Aluminum — 0.0%
Century Aluminum Co.†	3,208	29,995
Metal-Copper — 0.4%
Antofagasta PLC	42,615	517,259
Kazakhmys PLC†	9,778	167,831
New Gold, Inc.†	4,105	15,682
Southern Copper Corp.	2,500	76,725
Sterlite Industries India Ltd.	9,364	149,543
		927,040

Security Description	Shares	Market Value (Note 2)
Metal-Diversified — 0.2%
Hecla Mining Co.†	9,309	$40,867
Mining & Metallurgical Co. Norilsk Nickel ADR†	12,815	158,906
Mitsui Mining & Smelting Co., Ltd.†	58,000	148,610
Vedanta Resources PLC	2,163	65,748
		414,131
Metal-Iron — 0.0%
Cliffs Natural Resources, Inc.	1,523	49,284
Mining — 0.2%
Cia de Minas Buenaventura SA ADR	4,413	155,382
Eldorado Gold Corp.†	1,826	20,816
Gold Fields, Ltd. ADR	678	9,343
Goldcorp, Inc.	1,081	43,640
Golden Star Resources, Ltd.†	4,415	14,879
Harmony Gold Mining Co., Ltd. ADR	838	9,168
IAMGOLD Corp.	1,811	25,607
Kinross Gold Corp.	1,429	31,009
Northgate Minerals Corp.†	5,504	14,751
Randgold Resources, Ltd. ADR	456	31,865
Silver Wheaton Corp.†	5,227	65,808
		422,268
Miscellaneous Manufacturing — 0.0%
John Bean Technologies Corp.	2,232	40,555
MRI/Medical Diagnostic Imaging — 0.0%
Alliance HealthCare Services, Inc.†	6,837	38,697
Multimedia — 0.6%
Naspers, Ltd.	4,675	159,735
The Walt Disney Co.	9,345	256,614
Time Warner, Inc.	17,486	503,247
Vivendi	13,666	422,860
WPP PLC	6,241	53,561
		1,396,017
Networking Products — 0.6%
3Com Corp.†	18,904	98,868
Acme Packet, Inc.†	3,645	36,486
Black Box Corp.	1,359	34,097
Cisco Systems, Inc.†	46,926	1,104,638
Juniper Networks, Inc.†	3,838	103,703
Starent Networks Corp.†	1,204	30,606
		1,408,398
Non-Ferrous Metals — 0.1%
Cameco Corp. (New York)	767	21,323
Cameco Corp. (Toronto)	1,820	50,504
Denison Mines Corp.†	3,000	5,576
Energy Resources of Australia, Ltd.	580	12,899
Horsehead Holding Corp†	5,551	65,058
Korea Zinc Co., Ltd.	216	32,173
Paladin Energy, Ltd.†	3,488	13,847
Thompson Creek Metals Co., Inc.†	6,497	78,419
Uex Corp.†	4,300	4,699

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Non-Ferrous Metals (continued)
Uranium One, Inc.†	3,091	$7,420
USEC, Inc.†	5,150	24,153
		316,071
Office Automation & Equipment — 0.2%
Canon, Inc.	9,900	400,345
Office Furnishings-Original — 0.0%
Steelcase, Inc., Class A	10,800	67,068
Oil & Gas Drilling — 0.3%
ENSCO International, Inc.	5,320	226,313
Noble Corp.	6,251	237,288
Patterson-UTI Energy, Inc.	6,585	99,433
Rowan Cos., Inc.	6,397	147,579
Unit Corp.†	865	35,681
		746,294
Oil Companies-Exploration & Production — 0.9%
Apache Corp.	4,900	449,967
Australian Worldwide Exploration, Ltd.†	6,245	14,985
Bronco Energy, Ltd.†	1,487	1,111
Cairn Energy PLC†	4,536	202,036
Canadian Oil Sands Trust	763	21,914
CNOOC, Ltd.	103,000	138,750
Connacher Oil and Gas, Ltd.†	4,742	4,872
Contango Oil & Gas Co.†	427	21,803
Devon Energy Corp.	1,117	75,208
Gazprom OAO	38,780	231,129
KazMunaiGas Exploration Production GDR	3,701	82,828
Nexen, Inc.	5,398	122,717
Occidental Petroleum Corp.	8,303	650,955
Oilsands Quest, Inc.†	4,066	4,595
OPTI Canada, Inc.†	1,640	3,293
Petroleum Development Corp.†	3,291	61,410
Rosetta Resources, Inc.†	3,018	44,335
Swift Energy Co.†	1,393	32,986
UTS Energy Corp.†	5,785	9,348
Vaalco Energy, Inc.	5,084	23,386
		2,197,628
Oil Companies-Integrated — 3.8%
BG Group PLC	9,156	159,057
BP PLC	63,458	560,828
Chevron Corp.	19,043	1,341,199
ConocoPhillips	14,340	647,594
ENI SpA	35,856	896,185
Exxon Mobil Corp.	29,593	2,030,376
Hess Corp.	6,367	340,380
LUKOIL	1,982	107,424
Marathon Oil Corp.	14,915	475,789
Murphy Oil Corp.	3,800	218,766
Petroleo Brasileiro SA ADR	4,406	202,235
Repsol YPF SA	6,233	169,560
Rosneft Oil Co. GDR†	11,851	89,120
Royal Dutch Shell PLC, Class A	7,756	221,069
Royal Dutch Shell PLC, Class B	25,487	707,109
Sasol, Ltd. ADR	587	22,376
StatoilHydro ASA	35,018	787,528

Security Description	Shares	Market Value (Note 2)
Oil Companies-Integrated (continued)
Suncor Energy, Inc.	817	$28,236
Total SA	1,668	99,111
		9,103,942
Oil Field Machinery & Equipment — 0.3%
Bolt Technology Corp.†	2,001	25,153
Cameron International Corp.†	4,900	185,318
Complete Production Services, Inc.†	2,334	26,374
Dresser-Rand Group, Inc.†	7,147	222,057
National-Oilwell Varco, Inc.†	6,100	263,093
T-3 Energy Services, Inc.†	1,841	36,268
		758,263
Oil Refining & Marketing — 0.1%
Nippon Mining Holdings, Inc.	5,000	24,620
Sunoco, Inc.	5,769	164,128
		188,748
Oil-Field Services — 0.3%
Basic Energy Services, Inc.†	1,937	16,445
Boots & Coots, Inc.†	26,346	42,417
Halliburton Co.	7,890	213,977
Hornbeck Offshore Services, Inc.†	2,645	72,896
Key Energy Services, Inc.†	5,120	44,544
Oil States International, Inc.†	962	33,795
Schlumberger, Ltd.	3,800	226,480
		650,554
Paper & Related Products — 0.1%
KapStone Paper and Packaging Corp.†	5,071	41,278
MeadWestvaco Corp.	4,436	98,967
OJI Paper Co., Ltd.	7,000	31,583
		171,828
Pharmacy Services — 0.3%
Express Scripts, Inc.†	3,938	305,510
Medco Health Solutions, Inc.†	5,700	315,267
Omnicare, Inc.	5,200	117,104
		737,881
Physicians Practice Management — 0.0%
American Dental Partners, Inc.†	1,596	22,344
Pipelines — 0.2%
El Paso Corp.	26,200	270,384
The Williams Cos., Inc.	11,000	196,570
		466,954
Pollution Control — 0.0%
Fuel Tech, Inc.†	2,317	25,950
Power Converter/Supply Equipment — 0.1%
Capstone Turbine Corp.†	22,155	29,245
China High Speed Transmission Equipment Group Co., Ltd.	14,000	28,722
Conergy AG†	7,104	8,836
Energy Conversion Devices, Inc.†	492	5,697
Evergreen Solar, Inc.†	2,900	5,568
Gamesa Corp. Tecnologica SA	1,822	40,820
Powell Industries, Inc.†	1,464	56,203
Solon SE	307	4,133
SunPower Corp., Class A†	496	14,826

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Power Converter/Supply Equipment (continued)
Suntech Power Holdings Co., Ltd. ADR†	598	$9,090
Vestas Wind Systems A/S†	732	52,917
		256,057
Precious Metals — 0.1%
Coeur d'Alene Mines Corp.†	3,120	63,960
Gammon Gold, Inc.†	1,448	12,323
Minefinders Corp.†	1,430	13,928
Umicore	1,920	57,485
		147,696
Printing-Commercial — 0.1%
R.R. Donnelley & Sons Co.	5,400	114,804
Protection/Safety — 0.0%
Landauer, Inc.	200	10,996
Publishing-Books — 0.0%
Reed Elsevier PLC	7,702	57,643
Publishing-Newspapers — 0.1%
Gannett Co., Inc.	9,369	117,206
Real Estate Investment Trusts — 0.8%
Agree Realty Corp.	1,516	34,762
American Campus Communities, Inc.	4,555	122,302
American Capital Agency Corp.	1,156	32,888
Anworth Mortgage Asset Corp.	4,041	31,843
Ashford Hospitality Trust, Inc.†	9,492	32,842
CBL & Associates Properties, Inc.	3,894	37,772
CFS Retail Property Trust	125,065	221,768
Digital Realty Trust, Inc.	1,800	82,278
Entertainment Properties Trust	1,326	45,270
Glimcher Realty Trust	6,292	23,092
Hammerson PLC	2,927	18,445
HRPT Properties Trust	6,029	45,338
Japan Retail Fund Investment Corp.	8	43,402
Lexington Realty Trust	4,507	22,986
Liberty Property Trust	3,400	110,602
LTC Properties, Inc.	2,156	51,830
Mack-Cali Realty Corp.	5,900	190,747
Macquarie Office Trust	217,422	57,543
National Health Investors, Inc.	2,269	71,814
Nationwide Health Properties, Inc.	2,712	84,045
NorthStar Realty Finance Corp.	5,150	18,077
Omega Healthcare Investors, Inc.	1,619	25,936
PS Business Parks, Inc.	1,035	53,116
Public Storage	2,200	165,528
Ramco-Gershenson Properties Trust	2,069	18,455
Rayonier, Inc.	2,300	94,093
Saul Centers, Inc.	782	25,102
SL Green Realty Corp.	2,251	98,706
Universal Health Realty Income Trust	504	16,405
Urstadt Biddle Properties, Inc., Class A	1,605	23,417
Westfield Group	7,019	86,071
		1,986,475

Security Description	Shares	Market Value (Note 2)
Real Estate Management/Services — 0.0%
Jones Lang LaSalle, Inc.	2,100	$99,477
Real Estate Operations & Development — 0.4%
Aldar Properties PJSC	145,389	242,642
Beijing Capital Land, Ltd.	208,000	75,416
Brookfield Properties Corp.	3,617	41,013
Cheung Kong Holdings, Ltd.	7,000	88,877
Hang Lung Group, Ltd.	10,000	49,935
JHSF Participacoes SA	54,682	120,994
Leopalace21 Corp.†	3,300	26,506
New World China Land, Ltd.	231,600	110,868
PDG Realty SA Empreendimentos e Participacoes	11,600	96,252
Renhe Commercial Holdings Co.,Ltd.	474,000	95,411
Wheelock & Co., Ltd.	8,000	26,219
		974,133
Rental Auto/Equipment — 0.1%
Hertz Global Holdings, Inc.†	8,300	89,889
Rent-A-Center, Inc.†	2,097	39,591
		129,480
Research & Development — 0.0%
Silex Systems, Ltd.†	1,577	9,739
Retail-Apparel/Shoe — 0.9%
361 Degrees International, Ltd.(2)	226,000	113,145
Aeropostale, Inc.†	762	33,124
Dress Barn, Inc.†	4,540	81,402
Gymboree Corp.†	874	42,284
JOS. A. Bank Clothiers, Inc.†	965	43,203
Kenneth Cole Productions, Inc., Class A	2,889	28,977
Limited Brands, Inc.	11,500	195,385
Next PLC	26,048	745,985
Phillips-Van Heusen Corp.	2,769	118,486
Ross Stores, Inc.	3,600	171,972
The Buckle, Inc.	3,208	109,521
The Gap, Inc.	16,500	353,100
		2,036,584
Retail-Auto Parts — 0.1%
Advance Auto Parts, Inc.	3,300	129,624
AutoZone, Inc.†	700	102,354
		231,978
Retail-Automobile — 0.1%
Astra International Tbk PT	42,500	146,650
Retail-Building Products — 0.1%
Home Depot, Inc.	5,900	157,176
Lowe's Cos., Inc.	7,000	146,580
		303,756
Retail-Consumer Electronics — 0.2%
Best Buy Co., Inc.	3,800	142,576
Carphone Warehouse Group PLC	22,776	69,596
RadioShack Corp.	8,810	145,982
		358,154
Retail-Convenience Store — 0.0%
Lawson, Inc.	1,000	46,455

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Retail-Discount — 0.6%
Big Lots, Inc.†	1,444	$36,129
BJ's Wholesale Club, Inc.†	5,696	206,309
Dollar Tree, Inc.†	2,396	116,638
Wal-Mart Stores, Inc.	19,125	938,846
		1,297,922
Retail-Drug Store — 0.1%
CVS Caremark Corp.	7,000	250,180
Retail-Gardening Products — 0.0%
Tractor Supply Co.†	410	19,852
Retail-Major Department Stores — 0.2%
Home Retail Group PLC	9,203	39,990
Hyundai Department Store Co., Ltd.	1,067	99,614
Lotte Shopping Co., Ltd.	464	125,033
Marks & Spencer Group PLC	11,969	69,264
TJX Cos., Inc.	5,801	215,507
		549,408
Retail-Misc./Diversified — 0.1%
CJ O Shopping Co., Ltd.	1,758	121,900
Retail-Office Supplies — 0.0%
OfficeMax, Inc.†	6,329	79,619
Retail-Pawn Shops — 0.1%
Cash America International, Inc.	1,082	32,633
EZCORP, Inc., Class A†	8,332	113,815
		146,448
Retail-Perfume & Cosmetics — 0.0%
Sally Beauty Holdings, Inc.†	5,699	40,520
Retail-Petroleum Products — 0.0%
World Fuel Services Corp.	735	35,331
Retail-Regional Department Stores — 0.1%
Macy's, Inc.	13,900	254,231
Retail-Restaurants — 0.5%
AFC Enterprises, Inc.†	9,639	81,160
Brinker International, Inc.	4,800	75,504
CEC Entertainment, Inc.†	2,102	54,358
Domino's Pizza, Inc.†	5,907	52,218
McDonald's Corp.	7,769	443,377
The Cheesecake Factory, Inc.†	1,319	24,428
Yum! Brands, Inc.	12,821	432,837
		1,163,882
Retirement/Aged Care — 0.1%
Brookdale Senior Living, Inc.†	4,579	83,017
Emeritus Corp.†	2,877	63,150
Sunrise Senior Living, Inc.†	10,000	30,300
		176,467
Rubber-Tires — 0.2%
Bridgestone Corp.	21,800	391,242
Nokian Renkaat Oyj	1,538	35,852
The Goodyear Tire & Rubber Co.†	7,100	120,913
		548,007
Satellite Telecom — 0.0%
EchoStar Corp., Class A†	2,917	53,848

Security Description	Shares	Market Value (Note 2)
Savings & Loans/Thrifts — 0.1%
First Financial Holdings, Inc.	1,709	$27,293
Flushing Financial Corp.	3,502	39,923
Hudson City Bancorp, Inc.	11,800	155,170
		222,386
Schools — 0.2%
Apollo Group, Inc., Class A†	3,200	235,744
Bridgepoint Education, Inc.†	1,951	29,772
Lincoln Educational Services Corp.†	3,559	81,430
		346,946
Sector Fund - Technology — 0.0%
Uranium Participation Corp.†	996	6,037
Seismic Data Collection — 0.2%
Compagnie Generale de Geophysique-Veritas†	15,839	369,573
ION Geophysical Corp.†	16,647	58,597
		428,170
Semiconductor Components-Integrated Circuits — 0.3%
Advanced Semiconductor Engineering, Inc.	163,000	134,109
Atmel Corp.†	7,466	31,283
Emulex Corp.†	5,700	58,653
Integrated Device Technology, Inc.†	12,200	82,472
Marvell Technology Group, Ltd.†	11,000	178,090
Taiwan Semiconductor Manufacturing Co., Ltd.	140,039	280,967
United Microelectronics Corp.†	8,900	33,820
		799,394
Semiconductor Equipment — 0.1%
ASML Holding NV	1,069	31,443
Formfactor, Inc.†	838	20,045
Photronics, Inc.†	4,328	20,515
Tokyo Electron, Ltd.	600	38,300
Veeco Instruments, Inc.†	5,530	128,959
		239,262
Shipbuilding — 0.1%
SembCorp Marine, Ltd.	100,000	225,748
Silver Mining — 0.0%
Pan American Silver Corp.†	813	18,536
Silver Standard Resources, Inc.†	591	12,624
		31,160
Soap & Cleaning Preparation — 0.1%
Reckitt Benckiser Group PLC	2,250	109,961
Software Tools — 0.2%
ArcSight, Inc.†	841	20,243
Longtop Financial Technologies, Ltd. ADR†	2,627	74,764
VMware, Inc. Class A†	6,629	266,287
		361,294
Steel Pipe & Tube — 0.0%
Mueller Water Products, Inc., Class A	4,691	25,707
Northwest Pipe Co.†	553	18,542
Valmont Industries, Inc.	514	43,782
		88,031

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Steel-Producers — 1.0%
AK Steel Holding Corp.	8,846	$174,531
ArcelorMittal	23,948	895,381
BlueScope Steel, Ltd.	239,049	617,905
JFE Holdings, Inc.	2,600	89,211
Nucor Corp.	2,300	108,123
POSCO	301	124,411
Schnitzer Steel Industries, Inc., Class A	2,161	115,073
Voestalpine AG	9,935	354,591
		2,479,226
Sugar — 0.0%
Cosan, Ltd., Class A†	6,717	53,064
Telecom Services — 0.1%
BCE, Inc.	1,970	48,558
NeuStar, Inc., Class A†	2,635	59,551
Tele2 AB, Class B	1,905	25,277
Telekomunikasi Indonesia Tbk PT	56,500	50,566
Telenet Group Holding NV†	2,352	62,090
USA Mobility, Inc.	4,489	57,818
		303,860
Telecommunication Equipment — 0.1%
ADC Telecommunications, Inc.†	10,836	90,372
Adtran, Inc.	1,325	32,529
Applied Signal Technology, Inc.	470	10,937
Arris Group, Inc.†	8,289	107,840
Harris Corp.	695	26,132
		267,810
Telephone-Integrated — 1.9%
AT&T, Inc.	44,688	1,207,023
Atlantic Tele-Network, Inc.	830	44,338
Cincinnati Bell, Inc.†	16,176	56,616
France Telecom SA	16,818	448,036
KDDI Corp.	107	603,153
KT Corp	1,010	34,674
Nippon Telegraph and Telephone Corp.	17,500	811,006
Qatar Telecom Q.S.C.	2,812	115,680
Qwest Communications International, Inc.	51,000	194,310
Sprint Nextel Corp.†	60,267	238,055
Swisscom AG	104	37,207
Telefonica SA	6,612	182,435
Telekom Austria AG	2,238	40,348
Verizon Communications, Inc.	16,251	491,918
Windstream Corp.	12,400	125,612
		4,630,411
Television — 0.2%
Gestevision Telecinco SA	2,403	30,311
Mediaset SpA	71,717	501,647
		531,958
Textile-Apparel — 0.0%
Perry Ellis International, Inc.†	2,218	35,577
Therapeutics — 0.0%
Onyx Pharmaceuticals, Inc.†	740	22,178
Osiris Therapeutics, Inc.†	656	4,369

Security Description	Shares	Market Value (Note 2)
Therapeutics (continued)
Questcor Pharmaceuticals, Inc.†	5,802	$32,027
		58,574
Tobacco — 0.9%
Altria Group, Inc.	24,924	443,896
British American Tobacco PLC	4,527	142,020
Japan Tobacco, Inc.	32	109,798
KT&G Corp.	2,744	166,282
Lorillard, Inc.	1,057	78,535
Philip Morris International, Inc.	14,688	715,893
Reynolds American, Inc.	1,497	66,646
Swedish Match AB	21,639	434,559
Universal Corp.	724	30,278
		2,187,907
Toys — 0.1%
Hasbro, Inc.	7,423	205,988
Transport-Marine — 0.1%
Gulfmark Offshore, Inc.†	773	25,308
International Shipholding Corp.	1,169	36,017
Teekay Tankers, Ltd. Class A	1,985	16,575
Tidewater, Inc.	5,495	258,759
		336,659
Transport-Rail — 0.3%
Central Japan Railway Co.	50	359,271
CSX Corp.	5,218	218,426
Norfolk Southern Corp.	5,580	240,554
		818,251
Transport-Services — 0.2%
ComfortDelgro Corp., Ltd.	111,000	126,866
Deutsche Post AG	3,192	59,789
Ryder System, Inc.	5,917	231,118
		417,773
Transport-Truck — 0.0%
Con-way, Inc.	2,100	80,472
Travel Services — 0.1%
Thomas Cook Group PLC	42,387	157,362
TUI Travel PLC	10,182	41,429
		198,791
Venture Capital — 0.1%
3i Group PLC	40,510	186,843
Vitamins & Nutrition Products — 0.1%
Herbalife, Ltd.	6,267	205,182
Warehousing & Harbor Transportation Services — 0.1%
DP World, Ltd.	465,414	260,632
Water — 0.1%
American States Water Co.	513	18,560
Aqua America, Inc.	1,441	25,419
California Water Service Group	466	18,146
Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,016	38,537
Consolidated Water Co., Inc.	573	9,357
PICO Holdings, Inc.†	1,236	41,221
Severn Trent PLC	1,757	27,251
SJW Corp.	577	13,185

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Water (continued)
Southwest Water Co.	1,148	$5,648
Veolia Environnement	1,739	66,647
		263,971
Water Treatment Systems — 0.1%
Bio-Treat Technology, Ltd.†	86,000	4,274
Energy Recovery, Inc.†	2,765	16,092
Epure International, Ltd.	9,000	3,642
Hyflux, Ltd.	8,000	17,322
Kurita Water Industries, Ltd.	900	32,284
Nalco Holding Co.	1,578	32,333
		105,947
Web Hosting/Design — 0.0%
Web.Com Group, Inc.†	6,318	44,795
Web Portals/ISP — 0.7%
EarthLink, Inc.	5,576	46,894
Google, Inc., Class A†	1,943	963,437
LG Dacom Corp.	10,200	173,138
Sohu.com, Inc.†	5,204	357,931
United Online, Inc.	6,972	56,055
		1,597,455
Wire & Cable Products — 0.3%
ElSwedy Cables Holding Co.	6,257	88,885
General Cable Corp.†	1,849	72,388
Prysmian SpA	24,670	462,813
		624,086
Wireless Equipment — 0.1%
Motorola, Inc.	7,893	67,801
Nokia OYJ	2,634	38,737
QUALCOMM, Inc.	2,393	107,637
		214,175
Wound, Burn & Skin Care — 0.0%
Obagi Medical Products, Inc.†	3,563	41,331
Total Common Stock (cost $146,675,296)		154,744,602
PREFERRED STOCK — 0.3%
Diversified Minerals — 0.1%
Vale SA ADR	6,100	125,111
Electric-Distribution — 0.0%
Eletropaulo Metropolitana SA	5,630	115,200
Finance-Commercial — 0.0%
Preferred Blocker, Inc. 7.00%*(2)	38	22,098
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. 7.25%†	26	157
Medical-Biomedical/Gene — 0.0%
Biotest AG	704	42,496
Oil Companies-Integrated — 0.1%
Petroleo Brasileiro SA ADR	7,624	299,699
Soap & Cleaning Preparation — 0.1%
Henkel AG & Co KGaA	3,040	130,877
Total Preferred Stock (cost $597,023)		735,638

Security Description	Principal Amount(11)	Market Value (Note 2)
ASSET BACKED SECURITIES — 2.8%
Diversified Financial Services — 2.8%
Aegis Asset Backed Securities Trust, Series 2004-6N 4.75% due 03/25/35*(1)(2)	$2,980	$0
Asset Securitization Corp., Series 1997-D5, Class A5 6.92% due 02/14/43(7)(8)	50,000	48,496
Banc of America Commercial Mtg., Inc., Series 2005-1, Class XW 0.10% due 11/10/42*(7)(8)(10)	5,159,752	8,155
Banc of America Commerical Mtg., Inc., Series 2004-5, Class XC 0.24% due 11/10/41*(7)(8)(10)	1,242,509	15,555
Banc of America Commercial Mtg., Inc., Series 2005-6, Class A2 5.17% due 09/10/47(7)	67,000	67,694
Banc of America Commercial Mtg., Inc., Series 2006-5, Class A2 5.32% due 09/10/47(7)	310,000	311,106
Banc of America Commercial Mtg., Inc., Series 2007-2, Class A2 5.63% due 04/10/49(7)	29,000	28,789
Banc of America Commercial Mtg., Inc., Series 2007-3, Class A2 5.66% due 07/10/12(7)(8)	68,000	67,944
Banc America Funding Corp. Series 2006-D, Class 6A1 5.88% due 05/20/36(8)(9)	2,914	1,759
Banc of America Large Loan, Series 2005-MIB1, Class K 2.24% due 03/15/22*(2)(3)(7)	93,000	28,375
Bay View Auto Trust, Series 2005-LJ2, Class C 4.92% due 02/25/14	45,000	45,843
Bayview Commercial Asset Trust, Series 2005-1A, Class A1 0.55% due 04/25/35*(3)(7)	21,749	13,507
Bayview Commercial Asset Trust, Series 2004-3, Class IO 2.15% due 01/25/35*(4)(7)(10)	85,765	2,967
Bayview Commercial Asset Trust, Series 2005-1A, Class IO 2.15% due 04/25/35*(4)(7)(10)	121,943	4,707
Bayview Commercial Asset Trust, Series 2005-3A, Class IO 1.60% due 11/25/35*(4)(7)(10)	382,362	20,265
Bayview Financial Acquisition Trust, Series 2004-D, Class A 0.83% due 08/28/44(3)	25,115	21,647
Bayview Financial Asset Trust Series 2003-SSRA, Class A 0.95% due 10/25/38*(3)(4)	17,004	11,647

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount(11)	Market Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Bayview Financial Asset Trust, Series 2004-SSRA, Class A1 0.85% due 12/25/39*(3)(4)	$32,082	$21,816
Bear Stearns Alt-A Trust, Series 2004-9, Class 1A1 4.32% due 09/25/34(8)(9)	3,542	2,414
Bear Stearns Alt-A Trust Series 2006-6, Class 2A1 5.82% due 11/25/36(8)(9)	28,801	15,362
Bear Stearns Alt-A Trust Series 2006-5, Class 2A2 6.25% due 08/25/36(9)	57,306	27,180
Bear Stearns Asset Backed Securities Trust, Series 2005-3, Class A1 0.70% due 09/25/35(3)	17,272	15,205
Bear Stearns Asset Backed Securities Trust, Series 2003-3, Class A2 0.84% due 06/25/43(3)	29,505	21,603
Bear Stearns Commercial Mtg. Securities, Inc., Series 2005-PW10, Class X1 0.06% due 12/11/40*(7)(8)(10)	6,330,791	22,287
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-T16, Class A6 4.75% due 02/13/46(7)	32,000	31,715
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-PWR4, Class A3 5.47% due 06/11/41(7)	32,000	31,888
Chase Commercial Mtg. Securities Corp., Series 2000-3, Class A2 7.32% due 10/15/32(7)	15,708	16,239
Citigroup/Deutsche Bank Commercial Mtg. Trust, Series 2007-CD4, Class XC 0.09% due 12/11/49*(7)(8)(10)	1,520,373	11,595
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2007-CD4, Class A2B 5.21% due 03/11/12(7)	175,000	174,176
CNL Funding, Series 1999-1, Class A2 7.65% due 06/18/14*(2)(7)	87,052	74,738
Commercial Mtg. Pass Through Certs. 0.05% due 06/10/44*(10)	3,628,377	19,866
Commercial Mtg. Acceptance Corp., Series 1998-C2, Class F 5.44% due 09/15/30*(2)(7)	688,000	582,584
Commercial Mtg. Pass Through Certs, Series 2005-LP5, Class XC 0.14% due 05/10/43*(7)(8)(10)	1,716,382	12,795
Commercial Mtg. Pass Through Certs, Series 2001-J2A, Class A2F 0.74% due 07/16/34*(3)(7)	46,000	39,117

Security Description	Principal Amount(11)	Market Value (Note 2)
Diversified Financial Services (continued)
Commercial Mtg. Pass Through Certs, Series 2004-LB3A, Class A5 5.31% due 07/10/37(7)(8)	$52,000	$52,242
Commercial Mtg. Pass Through Certs, Series 2006-CN2A, Class H 5.57% due 02/05/19*(2)(4)(7)(8)	19,000	7,030
Commercial Mtg. Trust, Pass Through Certs, Series 2006-C8, Class XS 0.05% due 12/10/46*(10)	2,171,643	20,099
Conseco Finance Securitizations Corp., Series 2002-1, Class M1A 2.31% due 12/01/33(3)	118,000	52,718
Conseco Finance Securitizations Corp., Series 2002-1, Class A 6.68% due 12/01/33	11,433	10,605
Conseco Finance Securitizations Corp., Series 2001-3, Class A4 6.91% due 05/01/33	140,645	119,466
Conseco Finance Securitizations Corp., Series 2001-1, Class A5 6.99% due 07/01/32	216,876	192,442
Conseco Finance Securitizations Corp., Series 2000-6, Class A5 7.27% due 09/01/31(4)	7,169	6,468
Conseco Finance Securitizations Corp., Series 2001-4, Class A4 7.36% due 09/01/33	36,733	32,822
Conseco Finance Securitizations Corp., Series 2002-2, Class M1 7.42% due 03/01/33	4,000	2,760
Conseco Finance Securitizations Corp., Series 2000-5, Class A6 7.96% due 02/01/32	20,337	15,115
Conseco Finance Securitizations Corp., Series 2000-4, Class A6 8.31% due 05/01/32	53,972	40,758
Conseco Finance Securitizations Corp., Series 2002-2, Class AIO 8.50% due 03/01/33(10)	83,144	4,114
Countrywide Alternative Loan Trust Series 2006-45T1, Class 2A2 6.00% due 02/25/37(9)	23,348	15,293
Countrywide Asset-Backed Certs. Series 2004-6, Class 2A5 0.64% due 11/25/34(3)	3,400	2,594
Countrywide Home Loan Mtg. Pass Through Trust Series 2006-R2, Class AS 5.45% due 07/25/36*(2)(4)(8)(9)(10)	87,602	8,486

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount(11)	Market Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-R2, Class 2A3 8.00% due 06/25/35*(2)(9)	$39,399	$37,293
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C2, Class F 6.75% due 11/15/30*(2)(7)	44,000	32,001
Credit Suisse Mtg. Capital Certificates, Series 2007-C1, Class AX 0.09% due 02/15/40*(7)(8)(10)	868,890	6,780
Credit Suisse Mtg. Capital Certificates, Series 2006-C5, Class AX 0.12% due 12/15/39(7)(8)(10)	1,398,371	18,770
Credit Suisse Mtg. Capital Certificates, Series 2006-C4, Class AX 0.13% due 09/15/39*(7)(8)(10)	495,700	6,457
Credit Suisse Mtg. Capital Certificates, Series 2007-C2, Class A2 5.45% due 01/15/49(7)	181,000	180,283
Credit Suisse Mtg. Capital Certificates, Series 2007-C4, Class A2 5.81% due 09/15/39(7)(8)	14,000	14,131
CS First Boston Mtg. Securities Corp., Series 2003-C3, Class AX 0.72% due 05/15/38*(7)(8)(10)	1,149,449	43,747
CS First Boston Mtg. Securities Corp., Series 2001-CK1, Class AY 0.78% due 12/18/35*(7)(8)(10)	1,705,193	10,157
CS First Boston Mtg. Securities Corp., Series 2004-TF2A, Class H 0.94% due 11/15/19*(3)(7)	50,000	38,165
CS First Boston Mtg. Securities Corp., Series 2005-TF2A, Class J 1.14% due 09/15/20*(3)(7)	20,440	16,479
CS First Boston Mtg. Securities Corp., Series 2004-TF2A, Class J 1.19% due 11/15/19*(3)(7)	50,000	35,612
CS First Boston Mtg. Securities Corp., Series 2004-FR1N, Class A 5.00% due 11/27/34*(1)	8,553	0
CS First Boston Mtg. Securities Corp., Series 2004-C2, Class A2 5.42% due 05/15/36(7)	50,000	50,945
DLJ Commercial Mtg. Corp., Series 2000-CF1, Class A1B 7.62% due 06/10/33(7)	42,408	43,212
First Horizon Alternative Mtg. Securities Series 2005-AA10, Class 2A1 5.71% due 12/25/35(3)(9)	20,698	13,039
GE Capital Commercial Mtg. Corp., Series 2005-C3, Class XC 0.08% due 07/10/45*(7)(8)(10)	11,410,959	44,535
GMAC Commercial Mtg. Securities, Inc., Series 2006-C1, Class XC 0.04% due 11/10/45*(10)	8,797,897	42,715

Security Description	Principal Amount(11)	Market Value (Note 2)
Diversified Financial Services (continued)
GMAC Commercial Mtg. Securities, Inc., Series 2005-C1, Class XI 0.10% due 05/10/43*(10)	$3,036,391	$29,987
GMAC Commercial Mtg. Securities, Inc., Series 1997-C1, Class X 1.28% due 07/15/29(7)(8)(10)	301,381	14,443
GMAC Commercial Mtg. Securities, Inc., Series 2003-C3, Class A4 5.02% due 04/10/40(7)	25,000	25,548
Green Tree Financial Corp., Series 1999-1, Class A6 6.37% due 07/01/25(4)	5,000	4,747
Green Tree Financial Corp., Series 1999-3, Class A7 6.74% due 02/01/31	8,300	8,033
Green Tree Financial Corp., Series 1997-7, Class A8 6.86% due 07/15/29	9,782	9,344
Green Tree Financial Corp., Series 1998-4, Class A7 6.87% due 04/01/30	1,896	1,765
Green Tree Financial Corp., Series 1997-6, Class A8 7.07% due 01/15/29	15,112	14,594
Green Tree Financial Corp., Series 1997-6, Class M1 7.21% due 01/15/29	27,000	18,522
Green Tree Financial Corp., Series 1995-8, Class M1 7.30% due 12/15/26	5,642	5,601
Green Tree Financial Corp., Series 1997-4, Class A7 7.36% due 02/15/29	16,904	17,161
Green Tree Financial Corp., Series 1997-6, Class A9 7.55% due 01/15/29	33,111	31,760
Green Tree Financial Corp., Series 1999-5, Class A5 7.86% due 03/01/30(4)	140,701	116,688
Greenpoint Manufactured Housing, Series 1999-5, Class A4 7.59% due 11/15/28	45,188	43,639
Greenpoint Manufactured Housing, Series 2000-3, Class IA 8.45% due 06/20/31(4)	37,077	26,696
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class XC 0.07% due 04/10/37*(7)(8)(10)	5,468,960	16,170
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A2 4.31% due 08/10/42(7)	218,383	217,105

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount(11)	Market Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A3 4.57% due 08/10/42(7)	$26,000	$25,780
Greenwich Capital Commercial Funding Corp., Series 2003-C2, Class A4 4.92% due 01/05/36(7)	26,000	26,203
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A2 5.12% due 04/10/37(7)	276,000	275,326
GS Mtg. Securities Corp. II, Series 2004-C1, Class X1 0.28% due 10/10/28*(7)(8)(10)	727,633	3,396
GS Mtg. Securities Corp. II, Series 2003-C1, Class X1 0.29% due 01/10/40*(7)(8)(10)	1,000,586	20,130
GSMPS Mtg. Loan Trust, Series 2005-RP2, Class 1A2 7.50% due 03/25/35*(2)(9)	24,409	19,801
GSMPS Mtg. Loan Trust, Series 2005-RP3, Class 1A2 7.50% due 09/25/35*(9)	29,209	23,365
GSMPS Mtg. Loan Trust, Series 2005-RP2, Class 1A3 8.00% due 03/25/35*(2)(9)	22,368	18,361
GSMPS Mtg. Loan Trust, Series 2005-RP3, Class 1A3 8.00% due 09/25/35*(9)	37,473	30,365
GSMPS Mtg. Loan Trust, Series 2005-RP3, Class 1A4 8.50% due 09/25/35*(2)(9)	10,840	9,063
HSBC Asset Loan Obligation Pass thru Certificate, Series 2007-AR1, Class 2A1 6.03% due 01/25/37(8)(9)	58,762	35,163
HVB Mtg. Capital Corp., Series 2003-FL1A, Class K 3.10% due 09/10/22*(2)(3)(4)(7)	72,000	26,640
Indymac Index Mortgage Loan Trust Series, 2005-AR31, Class 3A1 5.51% due 01/25/36(8)(9)	71,666	43,918
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2005-CB12, Class X1 0.11% due 09/12/37*(7)(8)(10)	2,151,133	17,113
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP9, Class X 0.45% due 05/15/47(7)(8)(10)	1,240,588	24,910
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2005-LDP2, Class AM 4.78% due 07/15/42(7)	10,000	8,269
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2003-CB6, Class A2 5.26% due 07/12/37(7)	32,000	33,178

Security Description	Principal Amount(11)	Market Value (Note 2)
Diversified Financial Services (continued)
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP8, Class A2 5.29% due 05/15/45(7)	$227,000	$227,514
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP8, Class A3B 5.45% due 05/15/45(7)	63,000	60,326
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-CB16, Class A3B 5.58% due 05/12/45(7)	171,000	163,503
JP Morgan Commercial Mtg. Finance Corp., Series 2000-C9, Class G 6.25% due 10/15/32*(2)(7)	25,000	24,838
JP Morgan Commercial Mtg. Finance Corp., Series 1997-C5, Class F 7.56% due 09/15/29(4)(7)	27,000	24,570
LB Commercial Conduit Mtg. Trust Series 2007-C3, Class A2 5.84% due 07/15/44(7)	147,000	147,204
LB-UBS Commercial Mtg. Trust, Series 2006-C1, Class XCL 0.10% due 02/15/41*(7)(8)(10)	5,151,034	42,980
LB-UBS Commercial Mtg. Trust, Series 2005-C7, Class XCL 0.14% due 11/15/40*(7)(8)(10)	4,880,426	32,963
LB-UBS Commercial Mtg. Trust, Series 2005-C2, Class XCL 0.17% due 04/15/40*(7)(8)(10)	4,493,216	36,493
LB-UBS Commercial Mtg. Trust, Series 2005-C5, Class XCL 0.20% due 09/15/40*(7)(8)(10)	2,478,916	28,815
LB-UBS Commercial Mtg. Trust, Series 2005-C3, Class XCL 0.30% due 07/15/40*(7)(8)(10)	1,374,284	24,476
LB-UBS Commercial Mtg. Trust, Series 2003-C5, Class XCL 0.40% due 04/15/37*(7)(8)(10)	102,829	1,891
LB-UBS Commercial Mtg. Trust, Series 2004-C1, Class A4 4.57% due 01/15/31(7)	22,000	20,783
LB-UBS Commercial Mtg. Trust, Series 2004-C7, Class A6 4.79% due 10/15/29(7)	35,000	32,828
Lehman ABS Manufactured Housing Contract, Series 2001-B, Class M1 6.63% due 03/15/28(4)	3,000	1,770
Lehman Brothers Floating Rate Commercial Mtg. Trust, Series 2005-LLFA, Class J 1.04% due 07/15/18*(2)(3)(7)	19,000	8,963
Lehman XS Trust, Series 2007-6, Class 3A6 6.50% due 05/25/37	46,639	28,187
Marriott Vacation Club Owner Trust, Series 2002-1A, Class A1 0.95% due 12/20/24*(2)(3)(12)	7,358	6,806

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount(11)	Market Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Master Adjustable Rate Mtgs. Trust, Series 2004-7, Class 2A1 4.48% due 08/25/34(8)(9)	$6,922	$4,757
Master Reperforming Loan Trust, Series 2005-1, Class 1A4 7.50% due 08/25/34*(2)(9)	32,160	26,391
Master Reperforming Loan Trust, Series 2005-2, Class 1A3 7.50% due 05/25/35*(2)(9)	35,263	27,118
Merit Securities Corp., Series 11-PA, Class 3A1 0.87% due 04/28/27*(2)(3)(9)	62,441	39,782
Merrill Lynch CFC Commercial Mtg., Series 2006-4, Class XC 0.48% due 12/12/49(8)(10)	2,716,159	30,513
Merrill Lynch Mtg. Investors, Inc., Series 2005-LC1, Class XA 0.11% due 01/12/44*(8)(10)	1,089,733	6,537
Merrill Lynch Mtg. Investors, Inc., Series 2004-WMC3, Class B3 5.00% due 01/25/35	3,894	138
Merrill Lynch Mtg. Trust, Series 2005-MCP1, Class XC 0.21% due 06/12/43*(7)(8)(10)	2,251,647	24,525
Merrill Lynch Mtg. Trust, Series 2005-MKB2, Class A2 4.81% due 09/12/42(7)	106,873	106,863
Mezz Capital Commercial Mtg. Trust, Series 2006-C4, Class X 5.47% due 12/15/16*(2)(4)(10)	260,007	17,550
Mezz Capital Commercial Mtg. Trust, Series 2005-C3, Class X 5.56% due 05/15/44*(2)(4)(10)	170,574	12,367
Mezz Capital Commercial Mtg. Trust, Series 2004-C2, Class A 6.41% due 12/15/19*(2)(4)(10)	150,275	13,149
Mid-State Trust, Series 11, Class B 8.22% due 07/15/38	8,180	6,708
Morgan Stanley Capital I, Series 2004-HQ4, Class A7 4.97% due 04/14/40(7)	41,000	40,494
Morgan Stanley Capital I, Series 2008-T29, Class A3 6.28% due 01/11/43(7)(8)	39,000	36,822
Morgan Stanley Capital I, Series 1998-CF1, Class D 7.35% due 07/15/32(7)	38,485	34,884
Morgan Stanley Mtg. Loan Trust, Series 2005-5AR, Class 2A1 3.96% due 09/25/35(8)(9)	128,870	77,462
Mortgage Capital Funding, Inc., Series 1998-MC2, Class E 7.09% due 06/18/30(4)(7)(8)	27,000	19,170
Navistar Financial Corp. Owner Trust, Series 2005-A, Class C 4.84% due 01/15/14	3,584	3,526
New Century Home Equity Loan Trust, Series 2003-5, Class AI7 5.15% due 11/25/33	26,345	22,293

Security Description	Principal Amount(11)	Market Value (Note 2)
Diversified Financial Services (continued)
Nomura Asset Acceptance Corp., Series 2004-R3, Class PT 5.71% due 02/25/35*(2)(8)(9)	$38,555	$28,732
Oakwood Mtg. Investors, Inc., Series 2002-C, Class A1 5.41% due 11/15/32	79,587	54,975
Oakwood Mtg. Investors, Inc., Series 2001-E, Class AIO 6.00% due 11/15/09(10)	93,720	399
Oakwood Mtg. Investors, Inc., Series 2002-A, Class AIO 6.00% due 02/15/10(10)	77,241	1,371
Oakwood Mtg. Investors, Inc., Series 2001-E, Class A4 6.81% due 12/15/31(4)	60,864	40,779
Oakwood Mtg. Investors, Inc., Series 2000-A, Class A3 7.95% due 03/15/22	35,743	20,998
Oakwood Mtg. Investors, Inc., Series 1996-C, Class B1 7.96% due 04/15/27(4)	15,859	7,930
Origen Manufactured Housing, Series 2004-B, Class A2 3.79% due 12/15/17	749	748
Origen Manufactured Housing, Series 2004-B, Class A3 4.75% due 08/15/21	26,000	25,181
Residential Asset Mtg. Products, Inc., Series 2002-SL1, Class AI3 7.00% due 06/25/32(9)	59,439	57,066
Residential Asset Securities NIM Corp., Series 2004-NT11 4.50% due 12/25/34*(4)	4,095	20
Residential Asset Securitization Trust Series 2007-A5, Class 2A3 6.00% due 05/25/37(4)(9)	22,328	14,067
SACO I Trust, Series 2005-10, Class 1A 0.51% due 06/25/36(3)	29,082	4,891
Strips, Series 2004-1A, Class K 5.00% due 03/24/18*(2)(4)(7)	50,000	32,500
Structured Adjustable Rate Mtg. Loan Trust, Series 2007-8, Class 1A2 6.25% due 09/25/37(3)(9)	40,711	23,305
Structured Asset Securities Corp., Series 2004-NP2, Class A 0.60% due 06/25/34*(3)(4)(9)	34,981	27,985
Structured Asset Securities Corp., Series 2007-4, Class 1A4 1.00% due 03/28/45*(4)(9)(10)	1,317,484	39,235
Structured Asset Securities Corp., Series 2007-4, Class 1A3 6.00% due 03/28/45*(9)(10)(13)	1,317,484	144,789
Wachovia Bank Commercial Mtg., Trust, Series 2005-C18, Class XC 0.12% due 04/15/42*(7)(8)(10)	5,137,625	42,562
Wachovia Bank Commercial Mtg., Trust Series 2006-C27, Class A2 5.62% due 07/15/45(7)	156,000	156,605

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount(11)	Market Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Wachovia Bank Commercial Mtg., Trust Series 2006-C28, Class A3 5.68% due 10/15/48(7)	$201,000	$184,198
WaMu Commerical Mtg. Securities Trust, Series 2005-C1A, Class F 5.30% due 05/25/36*(2)(4)(7)	65,000	22,354
Total Asset Backed Securities (cost $8,128,000)		6,675,802
CONVERTIBLE BONDS & NOTES — 0.0%
Steel-Producers — 0.0%
Steel Dynamics, Inc. Senior Notes 5.13% due 06/15/14	10,000	11,800
Wire & Cable Products — 0.0%
General Cable Corp. Company Guar. Notes 1.00% due 10/15/12	20,000	17,100
Total Convertible Bonds & Notes (cost $26,764)		28,900
U.S. CORPORATE BONDS & NOTES — 6.0%
Advertising Agencies — 0.0%
Interpublic Group of Companies, Inc. Senior Notes 10.00% due 07/15/17*	15,000	16,200
Omnicom Group, Inc. Company Guar. Senior Notes 5.90% due 04/15/16	15,000	15,826
		32,026
Advertising Sales — 0.0%
Lamar Media Corp Company Guar. Notes 7.25% due 01/01/13	10,000	9,838
Advertising Services — 0.0%
Visant Holding Corp. Company Guar. Notes 7.63% due 10/01/12	60,000	60,075
Aerospace/Defense — 0.0%
Spirit Aerosystems, Inc. Company Guar. Notes 7.50% due 10/01/17*(2)	10,000	9,950
The Boeing Co. Senior Notes 5.88% due 02/15/40	20,000	21,820
		31,770
Aerospace/Defense-Equipment — 0.1%
Alliant Techsystems, Inc. Company Guar. Notes 3.00% due 08/15/24	25,000	28,719
Alliant Techsystems, Inc. Company Guar. Notes 6.75% due 04/01/16	20,000	19,300
BE Aerospace, Inc. Senior Notes 8.50% due 07/01/18	45,000	46,125
TransDigm, Inc. Company Guar. Notes 7.75% due 07/15/14	45,000	44,662

Security Description	Principal Amount(11)	Market Value (Note 2)
Aerospace/Defense-Equipment (continued)
TransDigm, Inc. Company Guar. Notes 7.75% due 07/15/14*(2)	$15,000	$14,569
United Technologies Corp. Notes 6.13% due 07/15/38	55,000	63,362
		216,737
Agricultural Chemicals — 0.0%
Potash Corp. of Saskatchewan, Inc. Senior Notes 5.25% due 05/15/14	5,000	5,409
The Mosaic Co. Senior Notes 7.63% due 12/01/16*	15,000	16,001
		21,410
Airlines — 0.1%
American Airlines, Inc. Pass Through Certs. Series 2001-2, Class A-2 7.86% due 04/01/13	10,000	9,987
Continental Airlines, Inc. Pass Through Certs. Series 2002-1, Class G2 6.56% due 08/15/13	15,000	14,175
Continental Airlines, Inc. Pass Through Certs. Series 981A 6.65% due 09/15/17	23,490	22,080
Continental Airlines, Inc. Pass Through Certs. Series 974A 6.90% due 07/02/19	5,935	5,520
Northwest Airlines, Inc. Pass Through Certs. Series 2000-1 7.15% due 04/01/21	26,798	22,913
United Airlines, Inc. Pass Through Certs. Series 071A 6.64% due 07/02/22	13,654	11,606
		86,281
Apparel Manufacturers — 0.1%
Hanesbrands, Inc. Company Guar. Notes 4.59% due 12/15/14(3)	65,000	57,037
Levi Strauss & Co. Senior Notes 8.88% due 04/01/16	30,000	30,375
Levi Strauss & Co. Senior Notes 9.75% due 01/15/15	35,000	36,400
		123,812
Appliances — 0.0%
Whirlpool Corp. Notes 8.60% due 05/01/14	5,000	5,593
Auto-Cars/Light Trucks — 0.1%
Daimler Finance North America LLC Company Guar. Bonds 5.75% due 09/08/11	90,000	94,532

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount(11)		Market Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Auto-Cars/Light Trucks (continued)
Daimler Finance North America LLC Company Guar. Notes 6.50% due 11/15/13		$5,000	$5,387
			99,919
Auto/Truck Parts & Equipment-Original — 0.1%
Tenneco, Inc. Senior Sec. Notes 10.25% due 07/15/13		33,000	34,320
Titan International, Inc. Company Guar. Notes 8.00% due 01/15/12		60,000	58,050
TRW Automotive, Inc. Company Guar. Notes 6.38% due 05/15/14*(2)	EUR	80,000	101,849
			194,219
Auto/Truck Parts & Equipment-Replacement — 0.0%
Allison Transmission, Inc. Company Guar. Notes 11.25% due 11/01/15*(14)		35,000	32,550
Banks-Commercial — 0.0%
Sovereign Bank Sub. Notes 2.35% due 06/20/13(3)		50,000	45,469
Banks-Fiduciary — 0.0%
State Street Capital Trust IV Company Guar. Notes 1.30% due 06/15/37(3)		15,000	9,674
Banks-Money Center — 0.0%
BankAmerica Capital III Notes 1.08% due 01/15/27(3)		35,000	20,311
Banks-Super Regional — 0.1%
Fleet Capital Trust V Bank Guar. Notes 1.29% due 12/18/28(3)		45,000	26,113
Wachovia Corp. Senior Notes 5.50% due 05/01/13		75,000	80,248
Wachovia Corp. Senior Notes 5.75% due 06/15/17		50,000	52,824
Wells Fargo Capital XV Jr. Sub. Notes 9.75% due 09/26/13(3)(15)		25,000	26,000
			185,185
Beverages-Wine/Spirits — 0.0%
Constellation Brands, Inc. Company Guar. Notes 7.25% due 09/01/16		20,000	19,900
Constellation Brands, Inc. Company Guar. Notes 7.25% due 05/15/17		5,000	4,975
			24,875
Brewery — 0.0%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 7.75% due 01/15/19*(2)		10,000	11,833

Security Description	Principal Amount(11)	Market Value (Note 2)
Brewery (continued)
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 8.20% due 01/15/39*(2)	$25,000	$32,966
		44,799
Broadcast Services/Program — 0.0%
Clear Channel Communications, Inc. Senior Notes 7.65% due 09/15/10	10,000	8,400
Clear Channel Communications, Inc. Company Guar. Notes 10.75% due 08/01/16	10,000	5,450
		13,850
Building & Construction Products-Misc. — 0.1%
Associated Materials, Inc. Senior Sub. Notes 9.75% due 04/15/12	45,000	44,213
Builders FirstSource, Inc. Senior Sec. Notes 4.69% due 02/15/12(3)	40,000	34,600
Building Materials Corp. of America Sec. Notes 7.75% due 08/01/14	75,000	72,187
Nortek, Inc. Senior Sub. Notes 8.50% due 09/01/14†(5)(21)	120,000	82,800
Nortek, Inc. Senior Notes 10.00% due 12/01/13(21)	10,000	10,200
Owens Corning, Inc. Company Guar. Notes 9.00% due 06/15/19	65,000	69,811
		313,811
Building Products-Wood — 0.0%
Masco Corp. Senior Notes 6.13% due 10/03/16	30,000	28,437
Building-Residential/Commercial — 0.1%
Beazer Homes USA, Inc. Company Guar. Notes 8.38% due 04/15/12	40,000	35,000
DR Horton, Inc. Senior Notes 7.88% due 08/15/11	10,000	10,500
Standard Pacific Corp. Company Guar. Notes 6.25% due 04/01/14	15,000	13,050
Standard Pacific Corp. Company Guar. Notes 7.00% due 08/15/15	20,000	17,500
Standard Pacific Escrow LLC Senior Sec. Notes 10.75% due 09/15/16*(2)	45,000	44,325
		120,375
Cable/Satellite TV — 0.3%
CCH I LLC/CCH II Capital Corp. Senior Sec. Notes 11.00% due 10/01/15†(5)(6)	5,000	925
CCH II LLC/CCH II Capital Corp. Senior Notes, Series B 10.25% due 09/15/10†(5)(6)	35,000	39,200

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount(11)	Market Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
CCH II LLC/CCH II Capital Corp. Senior Notes 10.25% due 09/15/10(5)(6)	$45,000	$50,625
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 8.75% due 11/15/13†(5)(6)	10,000	10,150
Comcast Cable Communications LLC Company Guar. Notes 8.88% due 05/01/17	40,000	49,331
Comcast Cable Holdings LLC Company Guar. Debentures 9.80% due 02/01/12	35,000	40,312
Comcast Corp. Company Guar. Bonds 6.55% due 07/01/39	25,000	26,716
Comcast Corp. Company Guar. Notes 6.95% due 08/15/37	10,000	11,162
COX Communications, Inc. Notes 7.13% due 10/01/12	15,000	16,733
CSC Holdings, Inc. Senior Notes 6.75% due 04/15/12	105,000	108,150
CSC Holdings, Inc. Senior Notes 7.63% due 04/01/11	40,000	41,500
DirecTV Holdings LLC Company Guar. Notes 6.38% due 06/15/15	75,000	75,937
DirecTV Holdings LLC/DirecTV Financing Co. Company Guar. Notes 7.63% due 05/15/16	5,000	5,350
DirecTV Holdings LLC/DirecTV Financing Co., Inc. Company Guar. Notes 5.88% due 10/01/19*(2)	50,000	49,687
DISH DBS Corp. Company Guar. Notes 6.63% due 10/01/14	15,000	14,588
DISH DBS Corp. Company Guar. Notes 7.88% due 09/01/19*(2)	25,000	25,250
Echostar DBS Corp. Company Guar. Notes 6.38% due 10/01/11	10,000	10,200
Echostar DBS Corp. Company Guar. Notes 7.00% due 10/01/13	30,000	30,225
TCI Communications, Inc. Company Guar. Notes 7.88% due 02/15/26	5,000	5,853
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 07/01/18	5,000	5,524
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 06/15/39	10,000	10,814

Security Description	Principal Amount(11)	Market Value (Note 2)
Cable/Satellite TV (continued)
Time Warner Cable, Inc. Company Guar. Bonds 7.30% due 07/01/38	$20,000	$23,084
Time Warner Cable, Inc. Company Guar. Notes 7.50% due 04/01/14	25,000	28,673
		679,989
Casino Hotels — 0.0%
Boyd Gaming Corp. Senior Sub. Notes 7.13% due 02/01/16	25,000	22,000
Harrah's Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17*	30,000	30,300
MGM Mirage, Inc. Senior Notes 10.38% due 05/15/14*	5,000	5,362
Station Casinos, Inc. Senior Notes 6.00% due 04/01/12†(5)(6)	25,000	7,375
Trump Entertainment Resorts, Inc. Sec. Notes 8.50% due 06/01/15†(5)(6)	30,000	3,600
		68,637
Casino Services — 0.0%
American Casino & Entertainment Properties, LLC Senior Sec. Notes 11.00% due 06/15/14*	30,000	26,700
Cellular Telecom — 0.1%
Cingular Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	50,000	54,262
Cricket Communications, Inc. Company Guar. Notes 9.38% due 11/01/14	25,000	25,375
Cricket Communications, Inc. Company Guar. Notes 10.00% due 07/15/15	5,000	5,137
iPCS, Inc. Senior Sec. Notes 2.61% due 05/01/13(3)	15,000	12,675
MetroPCS Wireless, Inc. Company Guar. Notes 9.25% due 11/01/14	50,000	51,125
New Cingular Wireless Services, Inc. Senior Notes 8.75% due 03/01/31	15,000	19,870
NII Capital Corp. Company Guar. Notes 10.00% due 08/15/16*	5,000	5,200
Verizon Wireless Capital LLC Senior Notes 5.55% due 02/01/14*(2)	50,000	54,034
		227,678
Chemicals-Diversified — 0.1%
The Dow Chemical Co. Senior Notes 5.90% due 02/15/15	70,000	71,847

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount(11)	Market Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Chemicals-Diversified (continued)
The Dow Chemical Co. Senior Notes 7.60% due 05/15/14	$87,000	$96,244
The Dow Chemical Co. Senior Notes 9.40% due 05/15/39	25,000	30,789
		198,880
Chemicals-Plastics — 0.0%
Hexion US Finance Corp. Senior Sec. Notes 9.75% due 11/15/14	25,000	21,500
Chemicals-Specialty — 0.0%
Momentive Performance Materials, Inc. Company Guar. Notes 9.75% due 12/01/14	50,000	38,750
Nalco Co. Senior Notes 8.25% due 05/15/17*	24,000	25,200
		63,950
Coal — 0.1%
Arch Western Finance LLC Senior Sec. Notes 6.75% due 07/01/13	95,000	93,456
Peabody Energy Corp. Company Guar. Notes 5.88% due 04/15/16	15,000	14,288
Peabody Energy Corp. Company Guar. Notes 7.38% due 11/01/16	70,000	70,700
		178,444
Commercial Services — 0.1%
Ceridian Corp. Senior Notes 11.25% due 11/15/15	40,000	35,850
Iron Mountain, Inc. Company Guar. Notes 6.63% due 01/01/16	85,000	82,025
Iron Mountain, Inc. Company Guar. Notes 8.00% due 06/15/13	20,000	20,100
Iron Mountain, Inc. Senior Sub. Notes 8.75% due 07/15/18	15,000	15,600
		153,575
Commercial Services-Finance — 0.0%
Lender Processing Services, Inc. Company Guar. Notes 8.13% due 07/01/16	25,000	26,000
Computer Services — 0.0%
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	30,000	27,975
Sungard Data Systems, Inc. Company Guar. Notes 9.13% due 08/15/13	14,000	14,140
Sungard Data Systems, Inc. Company Guar. Notes 10.25% due 08/15/15	34,000	34,680

Security Description	Principal Amount(11)	Market Value (Note 2)
Computer Services (continued)
Unisys Corp. Senior Sec. Notes 14.25% due 09/15/15*	$5,000	$5,150
		81,945
Computers — 0.0%
Dell, Inc. Senior Notes 5.88% due 06/15/19	5,000	5,360
Consumer Products-Misc. — 0.0%
Jarden Corp. Company Guar. Notes 7.50% due 05/01/17	35,000	34,038
Yankee Acquisition Corp. Company Guar. Notes 8.50% due 02/15/15	30,000	28,200
		62,238
Containers-Metal/Glass — 0.0%
Ball Corp. Company Guar. Notes 6.63% due 03/15/18	20,000	19,300
Greif, Inc. Senior Notes 7.75% due 07/23/19*(2)	10,000	10,300
		29,600
Containers-Paper/Plastic — 0.1%
Bemis Co., Inc. Senior Notes 6.80% due 08/01/19	5,000	5,580
Berry Plastics Corp. Sec. Notes 4.17% due 09/15/14(3)	5,000	3,850
Berry Plastics Holding Corp. Sec. Notes 8.88% due 09/15/14	55,000	52,387
Berry Plastics Holding Corp. Company Guar. Notes 10.25% due 03/01/16	10,000	8,500
Clondalkin Acquisition BV Senior Sec. Notes 2.30% due 12/15/13*(2)(3)	75,000	61,125
Graham Packaging Co., Inc. Senior Guar. Notes 8.50% due 10/15/12	15,000	15,150
Graphic Packaging International, Inc. Company Guar. Notes 9.50% due 06/15/17*	10,000	10,625
Jefferson Smurfit Corp. Senior Notes 8.25% due 10/01/12†(5)(6)	15,000	10,687
Smurfit-Stone Container Enterprises, Inc. Senior Notes 8.38% due 07/01/12†(5)(6)	10,000	7,138
		175,042
Data Processing/Management — 0.0%
First Data Corp. Company Guar. Notes 9.88% due 09/24/15	15,000	13,856

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount(11)	Market Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Data Processing/Management (continued)
Fiserv, Inc. Company Guar. Notes 6.13% due 11/20/12	$13,000	$14,090
Fiserv, Inc. Company Guar. Notes 6.80% due 11/20/17	15,000	16,563
		44,509
Direct Marketing — 0.1%
Affinion Group, Inc. Company Guar. Notes 10.13% due 10/15/13	45,000	46,237
Affinion Group, Inc. Company Guar. Notes 11.50% due 10/15/15	40,000	41,100
		87,337
Diversified Banking Institutions — 0.3%
Bank of America Corp. Notes 6.50% due 08/01/16	65,000	68,325
Citigroup, Inc. Senior Notes 0.60% due 08/13/10(3)	55,000	54,659
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	30,000	28,548
Citigroup, Inc. Senior Notes 5.25% due 02/27/12	80,000	82,168
Citigroup, Inc. Senior Notes 6.00% due 08/15/17	60,000	59,175
Citigroup, Inc. Senior Notes 6.13% due 11/21/17	35,000	34,750
GMAC LLC Company Guar. Bonds 2.56% due 12/01/14*(2)(3)	6,000	4,650
GMAC LLC Company Guar. Notes 6.63% due 05/15/12*	3,000	2,760
GMAC LLC Company Guar. Bonds 6.75% due 12/01/14*	39,000	33,150
GMAC LLC Company Guar. Bonds 6.88% due 08/28/12*	104,000	95,680
GMAC LLC Company Guar. Notes 7.00% due 02/01/12*	18,000	16,740
JP Morgan Chase & Co. Senior Notes 6.30% due 04/23/19	25,000	27,293
JP Morgan Chase & Co. Senior Notes 6.40% due 05/15/38	45,000	50,379
Morgan Stanley Senior Notes 0.33% due 01/15/10(3)	100,000	99,947

Security Description	Principal Amount(11)		Market Value (Note 2)
Diversified Banking Institutions (continued)
The Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/18		$25,000	$26,298
The Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37		25,000	25,801
The Goldman Sachs Group, Inc. Senior Notes 7.50% due 02/15/19		15,000	17,154
			727,477
Diversified Financial Services — 0.1%
General Electric Capital Corp. Senior Notes 0.61% due 11/01/12(3)		20,000	18,500
General Electric Capital Corp. Senior Notes 0.66% due 05/11/16(3)		45,000	37,802
General Electric Capital Corp. Sub. Debentures 6.38% due 11/15/67(3)		90,000	74,475
General Electric Capital Corp. Senior Notes 6.88% due 01/10/39		140,000	146,626
			277,403
Diversified Manufacturing Operations — 0.1%
Bombardier, Inc. Senior Notes 4.00% due 11/15/13*(3)	EUR	60,000	82,533
Eaton Corp. Senior Notes 5.60% due 05/15/18		20,000	21,030
Parker Hannifin Corp. Senior Notes 6.25% due 05/15/38		15,000	16,635
RBS Global, Inc./ Rexnord Corp. Company Guar. Notes 9.50% due 08/01/14		50,000	48,500
			168,698
Diversified Operations — 0.0%
Leucadia National Corp. Senior Notes 7.13% due 03/15/17		30,000	28,800
Leucadia National Corp. Senior Notes 8.13% due 09/15/15		15,000	15,300
Spectrum Brands, Inc. Senior Sub. Notes 12.00% due 08/28/19(14)		7,282	6,918
			51,018
Diversified Operations/Commercial Services — 0.0%
ARAMARK Corp. Company Guar. Notes 8.50% due 02/01/15		60,000	60,525
Electric-Generation — 0.1%
Allegheny Energy Supply Co., LLC Senior Notes 7.80% due 03/15/11		15,000	15,892

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount(11)	Market Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Generation (continued)
Bruce Mansfield Unit 1 Pass Through Certs. 6.85% due 06/01/34	$19,835	$19,960
Edison Mission Energy Senior Notes 7.20% due 05/15/19	15,000	12,150
Edison Mission Energy Senior Notes 7.50% due 06/15/13	10,000	9,375
Edison Mission Energy Senior Notes 7.75% due 06/15/16	15,000	13,125
The AES Corp. Senior Notes 8.00% due 10/15/17	15,000	15,094
The AES Corp. Senior Sec. Notes 8.75% due 05/15/13*	28,000	28,525
		114,121
Electric-Integrated — 0.3%
AEP Texas North Co. Senior Notes 5.50% due 03/01/13	10,000	10,597
Ameren Corp. Senior Notes 8.88% due 05/15/14	10,000	11,240
Appalachian Power Co. Senior Notes 5.80% due 10/01/35	20,000	19,738
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/18	10,000	10,803
Commonwealth Edison Co. 1st Mtg. Bonds 5.88% due 02/01/33	25,000	26,394
Consumers Energy Co. 1st Mtg. Bonds 6.13% due 03/15/19	5,000	5,523
Dominion Resources, Inc. Senior Notes 6.00% due 11/30/17	25,000	27,428
Dominion Resources, Inc. Jr. Sub Notes 6.30% due 09/30/66(3)	25,000	20,000
Duke Energy Corp. Senior Notes 6.25% due 06/15/18	35,000	38,416
Entergy Gulf States, Inc. 1st Mtg. Bonds 5.25% due 08/01/15	20,000	19,964
FirstEnergy Corp. Senior Notes 6.45% due 11/15/11	2,000	2,163
Florida Power Corp. 1st Mtg. Bonds 5.90% due 03/01/33	10,000	10,871
Illinois Power Co. Senior Sec. Notes 9.75% due 11/15/18	15,000	18,831

Security Description	Principal Amount(11)	Market Value (Note 2)
Electric-Integrated (continued)
Ipalco Enterprises, Inc. Senior Sec. Notes 7.25% due 04/01/16*	$5,000	$5,013
Kansas Gas & Electric Co. Senior Sec. Notes 5.65% due 03/29/21	8,857	8,990
MidAmerican Energy Holdings Co. Senior Notes 6.13% due 04/01/36	25,000	26,986
MidAmerican Energy Holdings Co. Senior Notes 6.50% due 09/15/37	5,000	5,663
MidAmerican Funding LLC Senior Sec. Notes 6.93% due 03/01/29	10,000	11,555
Nevada Power Co. Senior Notes 6.50% due 08/01/18	10,000	10,941
Nevada Power Co. General Refunding Mtg. 7.13% due 03/15/19	25,000	28,437
NiSource Finance Corp. Company Guar. Notes 7.88% due 11/15/10	55,000	57,861
NiSource Finance Corp. Company Guar. Notes 10.75% due 03/15/16	15,000	17,636
NorthWestern Corp. Senior Sec. Notes 5.88% due 11/01/14	20,000	21,077
NV Energy, Inc. Senior Notes 8.63% due 03/15/14	40,000	41,150
Oncor Electric Delivery Co. Senior Sec. Notes 5.95% due 09/01/13	15,000	16,233
Oncor Electric Delivery Co. Senior Sec. Notes 7.00% due 09/01/22	4,000	4,565
Pacific Gas & Electric Co. Senior Notes 5.80% due 03/01/37	15,000	16,239
Pacific Gas & Electric Co. Senior Notes 6.35% due 02/15/38	10,000	11,647
PacifiCorp Bonds 1st Mtg. Bonds 6.25% due 10/15/37	15,000	17,313
Potomac Edison Co. 1st Mtg. Bonds 5.80% due 10/15/16*	20,000	20,867
PPL Energy Supply, LLC Senior Notes 5.70% due 10/15/15	10,000	10,455
Progress Energy, Inc. Senior Notes 6.85% due 04/15/12	15,000	16,325
Public Service Co. of Colorado 1st Mtg. Notes 5.13% due 06/01/19	5,000	5,360

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount(11)	Market Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Puget Sound Energy, Inc. Jr. Sub. Bonds 6.97% due 06/01/67(3)	$25,000	$19,607
TECO Energy, Inc. Senior Notes 2.48% due 05/01/10	25,000	25,000
Texas Competitive Electric Holdings Co., LLC Company Guar. Notes Series A 10.25% due 11/01/15	105,000	75,600
Texas-New Mexico Power Co. 1st Mtg. Bonds 9.50% due 04/01/19*(2)	55,000	67,610
Union Electric Co. Senior Sec. Notes 6.70% due 02/01/19	20,000	22,572
		786,670
Electric-Transmission — 0.0%
ITC Holdings Corp. Senior Notes 5.88% due 09/30/16*(2)	20,000	20,420
ITC Holdings Corp. Senior Notes 6.05% due 01/31/18*	15,000	15,234
		35,654
Electronic Components-Misc. — 0.0%
Sanmina-SCI Corp. Company Guar. Notes 6.75% due 03/01/13	5,000	4,750
Sanmina-SCI Corp. Senior Sub. Notes 8.13% due 03/01/16	5,000	4,675
		9,425
Electronic Components-Semiconductors — 0.0%
Freescale Semiconductor, Inc. Company Guar. Notes 8.88% due 12/15/14	85,000	65,025
Freescale Semiconductor, Inc. Company Guar. Notes 10.13% due 12/15/16	2,000	1,330
		66,355
Electronics-Military — 0.1%
L-3 Communications Corp. Senior Sub. Notes 5.88% due 01/15/15	105,000	104,475
Finance-Auto Loans — 0.2%
Ford Motor Credit Co. LLC Senior Notes 7.25% due 10/25/11	40,000	38,848
Ford Motor Credit Co. LLC Senior Notes 9.88% due 08/10/11	255,000	258,620
GMAC LLC Notes 7.25% due 03/02/11	160,000	153,769

Security Description	Principal Amount(11)	Market Value (Note 2)
Finance-Auto Loans (continued)
GMAC LLC Notes 7.75% due 01/19/10	$50,000	$49,945
		501,182
Finance-Consumer Loans — 0.1%
HSBC Finance Capital Trust IX Company Guar. Bonds 5.91% due 11/30/35(3)	100,000	75,000
SLM Corp. Senior Notes 4.50% due 07/26/10	30,000	29,150
		104,150
Finance-Credit Card — 0.1%
American Express Co. Senior Notes 8.13% due 05/20/19	65,000	76,875
Capital One Capital III Company Guar. Bonds 7.69% due 08/15/36	15,000	12,675
		89,550
Finance-Investment Banker/Broker — 0.1%
JP Morgan Chase Capital XVIII Bonds 6.95% due 08/17/36	37,000	35,484
JP Morgan Chase Capital XXV Company Guar. Notes 6.80% due 10/01/37	15,000	15,095
Merrill Lynch & Co., Inc. Senior Notes 0.70% due 07/25/11(3)	10,000	9,732
Merrill Lynch & Co., Inc. Notes 6.88% due 04/25/18	80,000	84,136
The Bear Stearns Cos., Inc. Senior Notes 6.40% due 10/02/17	60,000	65,272
The Bear Stearns Cos., Inc. Senior Notes 7.25% due 02/01/18	40,000	45,682
The Goldman Sachs Group, Inc. Senior Notes 5.45% due 11/01/12	35,000	37,484
		292,885
Finance-Other Services — 0.0%
Beaver Valley Funding Corp. Debentures 9.00% due 06/01/17	33,000	33,728
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. Senior Notes 9.25% due 04/01/15	20,000	20,300
		54,028
Food-Meat Products — 0.0%
Smithfield Foods, Inc. Senior Sec. Notes 10.00% due 07/15/14*	55,000	57,750

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount(11)	Market Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Food-Meat Products (continued)
Tyson Foods, Inc. Senior Notes 8.25% due 10/01/11	$20,000	$21,000
		78,750
Food-Misc. — 0.1%
Campbell Soup Co. Senior Debentures 8.88% due 05/01/21	15,000	20,443
Chiquita Brands International, Inc. Senior Notes 7.50% due 11/01/14	35,000	34,825
Chiquita Brands International, Inc. Senior Notes 8.88% due 12/01/15	5,000	5,150
Dole Food Co., Inc. Senior Notes 13.88% due 03/15/14*	50,000	58,625
General Mills, Inc. Senior Notes 5.65% due 02/15/19	5,000	5,415
Grand Metropolitan Investment Corp. Company Guar. Debentures 8.00% due 09/15/22	45,000	55,232
H.J. Heinz Co. Senior Notes 5.35% due 07/15/13	20,000	21,476
H.J. Heinz Finance Co. Company Guar. Notes 7.13% due 08/01/39*(2)	5,000	5,918
Kellogg Co. Senior Notes Senior Notes 4.45% due 05/30/16	5,000	5,229
Kraft Foods, Inc. Senior Notes 6.13% due 08/23/18	20,000	21,214
		233,527
Food-Retail — 0.0%
The Kroger Co. Company Guar. Notes 6.15% due 01/15/20	15,000	16,588
The Kroger Co. Senior Guar. Notes 6.75% due 04/15/12	10,000	10,998
		27,586
Food-Wholesale/Distribution — 0.0%
Supervalu, Inc. Senior Notes 7.50% due 11/15/14	35,000	35,175
Forestry — 0.0%
Weyerhaeuser Co. Senior Notes 7.38% due 10/01/19	30,000	29,926
Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 6.75% due 04/01/16	55,000	53,900

Security Description	Principal Amount(11)	Market Value (Note 2)
Gambling (Non-Hotel) — 0.1%
Mashantucket Western Pequot Tribe Bonds 8.50% due 11/15/15*(22)	$50,000	$18,125
Pinnacle Entertainment, Inc. Senior Sub Notes 7.50% due 06/15/15	35,000	30,975
Pinnacle Entertainment, Inc. Senior Sub. Notes 8.25% due 03/15/12	40,000	40,000
Pinnacle Entertainment, Inc. Senior Notes 8.63% due 08/01/17*	10,000	10,050
		99,150
Gas-Distribution — 0.0%
Atmos Energy Corp. Senior Notes 6.35% due 06/15/17	20,000	21,693
Atmos Energy Corp. Senior Notes 8.50% due 03/15/19	10,000	12,346
		34,039
Home Furnishings — 0.0%
Sealy Mattress Co. Senior Sub. Notes 8.25% due 06/15/14	20,000	18,500
Sealy Mattress Co. Senior Sec. Notes 10.88% due 04/15/16*(2)	30,000	33,075
		51,575
Independent Power Producers — 0.1%
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	130,000	125,775
NRG Energy, Inc. Company Guar. Notes 7.38% due 01/15/17	20,000	19,350
		145,125
Insurance Brokers — 0.0%
HUB International Holdings, Inc. Senior Notes 9.00% due 12/15/14*	10,000	9,650
HUB International Holdings, Inc. Senior Sub. Notes 10.25% due 06/15/15*	10,000	9,313
USI Holdings Corp. Senior Notes 4.32% due 11/15/14*(2)(3)	5,000	4,156
Willis North America, Inc. Company Guar. Notes 6.20% due 03/28/17	5,000	4,894
		28,013
Insurance-Life/Health — 0.1%
Aflac, Inc. Senior Notes 8.50% due 05/15/19	10,000	11,921
Nationwide Financial Services, Inc. Senior Notes 5.63% due 02/13/15	10,000	9,150

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount(11)	Market Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Life/Health (continued)
Prudential Financial, Inc. Senior Notes 5.10% due 09/20/14	$45,000	$45,473
Prudential Financial, Inc. Senior Notes 6.20% due 01/15/15	15,000	15,869
Prudential Financial, Inc. Senior Notes 7.38% due 06/15/19	15,000	16,740
		99,153
Insurance-Multi-line — 0.0%
Loews Corp. Senior Notes 5.25% due 03/15/16	15,000	15,192
MetLife, Inc. Senior Notes 6.75% due 06/01/16	55,000	61,380
		76,572
Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Notes 6.50% due 03/15/35*(2)	35,000	28,272
Liberty Mutual Group, Inc. Company Guar. Bonds 10.75% due 06/15/58*(2)(3)	20,000	19,000
Massachusetts Mutual Life Insurance Co. Notes 8.88% due 06/01/39*(2)	30,000	36,766
Nationwide Mutual Insurance Co. Sub. Notes 8.25% due 12/01/31*(2)	15,000	14,339
		98,377
Insurance-Property/Casualty — 0.0%
Chubb Corp. Senior Notes 5.75% due 05/15/18	5,000	5,477
Chubb Corp. Senior Notes 6.50% due 05/15/38	15,000	17,685
The Travelers Companies, Inc. Senior Notes 5.90% due 06/02/19	10,000	11,205
		34,367
Investment Companies — 0.0%
Xstrata Finance Canada, Ltd. Company Guar. Bonds 5.80% due 11/15/16*	15,000	14,748
Medical Labs & Testing Services — 0.0%
Roche Holdings, Inc. Company Guar. Notes 7.00% due 03/01/39*(2)	25,000	31,522
Medical Products — 0.1%
Hospira, Inc. Senior Notes 5.55% due 03/30/12	15,000	15,917

Security Description	Principal Amount(11)	Market Value (Note 2)
Medical Products (continued)
Hospira, Inc. Senior Notes 6.05% due 03/30/17	$10,000	$10,472
LVB Acquisition Holding LLC Company Guar. Notes 10.00% due 10/15/17	65,000	69,225
		95,614
Medical-Drugs — 0.1%
Eli Lilly & Co. Senior Notes 5.95% due 11/15/37	20,000	22,747
GlaxoSmithKline Capital, Inc. Company Guar. Notes 5.65% due 05/15/18	30,000	32,865
Merck & Co., Inc. Senior Notes 5.00% due 06/30/19	7,000	7,468
Merck & Co., Inc. Senior Notes 5.85% due 06/30/39	8,000	8,979
Pfizer, Inc. Senior Notes 6.20% due 03/15/19	13,000	14,653
Pfizer, Inc. Senior Notes 7.20% due 03/15/39	42,000	52,862
		139,574
Medical-Generic Drugs — 0.0%
Watson Pharmaceuticals, Inc. Senior Notes 6.13% due 08/15/19	20,000	21,034
Medical-HMO — 0.1%
Aetna, Inc. Senior Notes 6.00% due 06/15/16	10,000	10,547
Aetna, Inc. Senior Notes 6.50% due 09/15/18	15,000	16,237
UnitedHealth Group, Inc. Senior Notes 5.50% due 11/15/12	15,000	16,062
UnitedHealth Group, Inc. Senior Notes 5.80% due 03/15/36	5,000	4,849
UnitedHealth Group, Inc. Senior Notes 6.50% due 06/15/37	25,000	25,984
WellPoint, Inc. 7.00% due 02/15/19	35,000	39,787
		113,466
Medical-Hospitals — 0.1%
Community Health Systems, Inc. Company Guar. Notes 8.88% due 07/15/15	30,000	30,750
HCA, Inc. Senior Sec. Notes 9.13% due 11/15/14	95,000	98,088

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount(11)	Market Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Hospitals (continued)
HCA, Inc. Senior Sec. Notes 9.25% due 11/15/16	$35,000	$36,181
HCA, Inc. Senior Sec. Notes 9.63% due 11/15/16(14)	42,000	43,680
Tenet Healthcare Corp Senior Sec. Notes 9.00% due 05/01/15*	45,000	47,025
Tenet Healthcare Corp. Senior Sec. Notes 10.00% due 05/01/18*	8,000	8,820
Vanguard Health Holding Co. II LLC Senior Sub. Notes 9.00% due 10/01/14	35,000	35,700
		300,244
Medical-Nursing Homes — 0.0%
Sun Healthcare Group, Inc. Senior Notes 9.13% due 04/15/15	35,000	34,825
Medical-Outpatient/Home Medical — 0.0%
Select Medical Corp. Senior Sub. Notes 7.63% due 02/01/15	55,000	51,494
Surgical Care Affiliates, Inc. Senior Notes 8.88% due 07/15/15*(14)	15,721	12,498
Surgical Care Affiliates, Inc. Senior Sub. Notes 10.00% due 07/15/17*	15,000	12,000
		75,992
Metal Processors & Fabrication — 0.0%
Metals USA, Inc. Senior Sec. Notes 11.13% due 12/01/15	45,000	43,256
Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.25% due 04/01/15	45,000	47,869
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	159,000	169,136
		217,005
Multimedia — 0.1%
CBS Corp. Company Guar. Notes 8.63% due 08/01/12	2,000	2,181
News America Holdings, Inc. Company Guar. Notes 7.75% due 01/20/24	20,000	21,034
News America Holdings, Inc. Company Guar. Debenture 7.75% due 12/01/45	10,000	10,642
News America, Inc. Company Guar. Notes 6.90% due 03/01/19	35,000	39,056

Security Description	Principal Amount(11)	Market Value (Note 2)
Multimedia (continued)
Time Warner Cos., Inc. Senior Debentures 9.13% due 01/15/13	$50,000	$58,061
Time Warner Cos., Inc. Senior Debentures 9.15% due 02/01/23	10,000	12,564
Time Warner Entertainment Co. LP Senior Debentures 8.38% due 03/15/23	25,000	29,989
		173,527
Non-Hazardous Waste Disposal — 0.0%
Allied Waste North America, Inc. Sec. Notes 5.75% due 02/15/11	20,000	20,765
Allied Waste North America, Inc. Sec. Notes 6.38% due 04/15/11	10,000	10,432
Republic Services, Inc. Senior Notes 5.50% due 09/15/19*(2)	15,000	15,452
		46,649
Office Automation & Equipment — 0.0%
Xerox Corp. Senior Notes 6.35% due 05/15/18	15,000	15,594
Xerox Corp. Company Guar. Notes 6.40% due 03/15/16	20,000	20,955
Xerox Corp. Senior Notes 8.25% due 05/15/14	31,000	35,237
		71,786
Oil & Gas Drilling — 0.0%
Pride International, Inc. Senior Notes 7.38% due 07/15/14	60,000	61,500
Oil Companies-Exploration & Production — 0.3%
Chaparral Energy, Inc. Company Guar. Notes 8.88% due 02/01/17	45,000	36,225
Chesapeake Energy Corp. Company Guar. Notes 7.63% due 07/15/13	20,000	19,875
Connacher Oil and Gas, Ltd. Senior Notes 10.25% due 12/15/15*	25,000	20,375
Denbury Resources, Inc. Company Guar. Notes 7.50% due 12/15/15	40,000	39,700
Devon Energy Corp. Senior Notes 6.30% due 01/15/19	15,000	16,549
EOG Resources, Inc. Senior Notes 5.63% due 06/01/19	15,000	16,421
Forest Oil Corp. Company Guar. Notes 8.00% due 12/15/11	80,000	81,200

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount(11)	Market Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*(2)	$15,000	$14,175
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/24	25,000	26,766
Newfield Exploration Co. Senior Sub. Notes 6.63% due 09/01/14	40,000	39,300
PetroHawk Energy Corp. Company Guar. Notes 9.13% due 07/15/13	50,000	51,375
Petroleum Development Corp. Senior Notes 12.00% due 02/15/18	20,000	19,700
Plains Exploration & Production Co. Company Guar. Notes 7.00% due 03/15/17	40,000	38,100
Quicksilver Resources, Inc. Company Guar. Notes 7.13% due 04/01/16	10,000	8,675
Quicksilver Resources, Inc. Senior Notes 11.75% due 01/01/16	20,000	22,050
Range Resources Corp. Company Guar. Notes 7.50% due 10/01/17	10,000	9,950
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16	100,000	85,375
SandRidge Energy, Inc. Company Guar. Notes 4.22% due 04/01/14(3)	15,000	13,365
Sandridge Energy, Inc. Senior Notes 8.00% due 06/01/18*	45,000	43,312
XTO Energy, Inc. Senior Notes 5.50% due 06/15/18	10,000	10,320
XTO Energy, Inc. Senior Notes 6.50% due 12/15/18	20,000	22,079
XTO Energy, Inc. Senior Notes 6.75% due 08/01/37	20,000	22,249
		657,136
Oil Companies-Integrated — 0.0%
ConocoPhillips Company Guar. Notes 5.20% due 05/15/18	10,000	10,597
ConocoPhillips Company Guar. Notes 5.90% due 05/15/38	15,000	16,040
ConocoPhillips Company Guar. Notes 6.50% due 02/01/39	5,000	5,764
Hess Corp. Senior Notes 6.65% due 08/15/11	25,000	26,827
		59,228

Security Description	Principal Amount(11)	Market Value (Note 2)
Oil Field Machinery & Equipment — 0.0%
Complete Production Services, Inc. Company Guar. Notes 8.00% due 12/15/16	$40,000	$36,400
Oil Refining & Marketing — 0.0%
Motiva Enterprises LLC Senior Notes 5.20% due 09/15/12*(2)	5,000	5,165
Oil-Field Services — 0.1%
Halliburton Co. Senior Notes 7.45% due 09/15/39	30,000	38,013
Helix Energy Solutions Group, Inc. Senior Notes 9.50% due 01/15/16*	55,000	55,000
Key Energy Services, Inc. Company Guar. Notes 8.38% due 12/01/14	25,000	23,750
Weatherford International, Inc. Company Guar. Notes 6.35% due 06/15/17	5,000	5,319
Weatherford International, Inc. Company Guar. Notes 6.80% due 06/15/37	5,000	5,257
Weatherford International, Ltd. Company Guar. Notes 5.50% due 02/15/16	10,000	10,183
Weatherford International, Ltd. Company Guar. Notes 6.50% due 08/01/36	15,000	15,287
		152,809
Paper & Related Products — 0.1%
Georgia-Pacific Corp. Debentures 9.50% due 12/01/11	47,000	50,055
International Paper Co. Senior Notes 7.95% due 06/15/18	7,000	7,588
International Paper Co. Senior Notes 9.38% due 05/15/19	80,000	93,671
NewPage Corp. Senior Sec. Notes 11.38% due 12/31/14*(2)	30,000	29,475
Newpage Holding Corp. Senior Notes 8.58% due 11/01/13(3)(16)	13,614	2,723
Verso Paper Holdings LLC/Verso Paper, Inc. Senior Sec. Notes 4.23% due 08/01/14(3)	20,000	12,400
Verso Paper Holdings LLC/Verso Paper, Inc. Senior Sec. Notes 9.13% due 08/01/14(2)	20,000	14,800
Verso Paper Holdings LLC/Verso Paper, Inc. Senior Sec. Notes 11.50% due 07/01/14*	55,000	56,925

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount(11)	Market Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Paper & Related Products (continued)
Westvaco Corp. Company Guar. Debentures 7.50% due 06/15/27	$4,000	$3,358
		270,995
Pharmacy Services — 0.0%
Express Scripts, Inc. Senior Notes 6.25% due 06/15/14	18,000	19,781
Express Scripts, Inc. Senior Notes 7.25% due 06/15/19	7,000	8,221
Omnicare, Inc. Senior Sub. Notes 6.13% due 06/01/13	35,000	33,688
Omnicare, Inc. Company Guar. Notes 6.75% due 12/15/13	10,000	9,675
Omnicare, Inc. Company Guar. Notes 6.88% due 12/15/15	10,000	9,600
		80,965
Physical Therapy/Rehabilitation Centers — 0.0%
Healthsouth Corp. Company Guar. Notes 10.75% due 06/15/16	25,000	27,125
Psychiatric Solutions, Inc. Company Guar. Notes 7.75% due 07/15/15	60,000	57,900
		85,025
Physicians Practice Management — 0.0%
US Oncology Holdings, Inc. Senior Notes 6.43% due 03/15/12(14)	21,000	18,270
Pipelines — 0.2%
CenterPoint Energy Resources Corp. Senior Notes 7.75% due 02/15/11	20,000	21,268
Consolidated Natural Gas Co. Senior Notes 5.00% due 12/01/14	15,000	15,892
Dynegy Holdings, Inc. Senior Notes 8.38% due 05/01/16	45,000	42,075
El Paso Corp. Senior Notes 7.75% due 01/15/32	35,000	32,067
El Paso Natural Gas Co. Senior Notes 5.95% due 04/15/17	10,000	10,331
El Paso Natural Gas Co. Senior Notes 8.38% due 06/15/32	30,000	36,018
National Fuel Gas Co. Senior Notes 5.25% due 03/01/13	10,000	10,208
Spectra Energy Capital LLC Company Guar. Notes 5.65% due 03/01/20	5,000	5,126

Security Description	Principal Amount(11)	Market Value (Note 2)
Pipelines (continued)
Spectra Energy Capital LLC Company Guar. Notes 5.90% due 09/15/13	$35,000	$37,086
Spectra Energy Capital LLC Company Guar. Notes 6.20% due 04/01/18	10,000	10,641
Spectra Energy Capital LLC Senior Notes 8.00% due 10/01/19	15,000	17,688
Targa Resources, Inc. Company Guar. Notes 8.50% due 11/01/13	75,000	70,500
Williams Cos., Inc. Senior Notes 7.63% due 07/15/19	40,000	43,186
Williams Cos., Inc. Senior Bonds 7.75% due 06/15/31	30,000	31,457
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	20,000	21,633
Williams Cos., Inc. Senior Notes 8.75% due 01/15/20	35,000	40,237
		445,413
Printing-Commercial — 0.0%
Cenveo Corp. Senior Notes 10.50% due 08/15/16*	20,000	18,800
Private Corrections — 0.0%
Corrections Corp. of America Company Guar. Notes 7.75% due 06/01/17	16,000	16,520
Property Trust — 0.0%
WEA Finance LLC / WT Finance Australia Property, Ltd. Company Guar. Notes 6.75% due 09/02/19*(2)	60,000	60,690
Publishing-Periodicals — 0.0%
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Bonds 12.50% due 08/01/16(20)	25,000	19,687
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Bonds 10.00% due 08/01/14	35,000	35,175
Vertis, Inc. Company Guar. Notes 13.50% due 04/01/14(16)	33,261	2,661
		57,523
Quarrying — 0.0%
Compass Minerals International, Inc. Senior Notes 8.00% due 06/01/19*	20,000	20,225
Racetracks — 0.0%
Penn National Gaming, Inc. Senior Sub. Notes 8.75% due 08/15/19*	10,000	10,025

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount(11)	Market Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Racetracks (continued)
Yonkers Racing Corp. Senior Sec. Notes 11.38% due 07/15/16*	$5,000	$5,200
		15,225
Radio — 0.0%
Sirius XM Radio, Inc. Senior Sec. Notes 9.75% due 09/01/15*	5,000	5,100
Real Estate Investment Trusts — 0.1%
Federal Realty Investment Trust Senior Notes 5.95% due 08/15/14	10,000	10,023
Health Care Property Investors, Inc. Senior Notes 6.00% due 01/30/17	20,000	18,679
Health Care REIT, Inc. Senior Notes 6.00% due 11/15/13	5,000	4,908
Highwoods Properties, Inc. Senior Notes 5.85% due 03/15/17	20,000	17,615
Nationwide Health Properties, Inc. Senior Notes 6.25% due 02/01/13	25,000	25,321
Nationwide Health Properties, Inc. Senior Notes 6.50% due 07/15/11	10,000	10,308
Simon Property Group LP Senior Notes 5.75% due 12/01/15	10,000	10,229
Simon Property Group LP Senior Notes 6.13% due 05/30/18	20,000	20,151
Simon Property Group LP Senior Notes 6.75% due 05/15/14	28,000	30,029
		147,263
Real Estate Management/Services — 0.0%
Realogy Corp. Company Guar. Notes 10.50% due 04/15/14(14)	55,000	39,875
Realogy Corp. Company Guar. Notes 11.00% due 04/15/14	10,000	6,600
		46,475
Real Estate Operations & Development — 0.0%
Duke Realty LP Senior Notes 6.25% due 05/15/13	10,000	9,923
Duke Realty LP Senior Notes 6.50% due 01/15/18	10,000	9,397
		19,320
Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14†(5)(6)(14)	50,000	50

Security Description	Principal Amount(11)	Market Value (Note 2)
Rental Auto/Equipment — 0.0%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 7.63% due 05/15/14	$20,000	$18,000
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 7.75% due 05/15/16	30,000	26,100
RSC Equipment Rental, Inc. Senior Sec. Notes 10.00% due 07/15/17*	30,000	32,325
United Rentals North America, Inc. Company Guar. Notes 10.88% due 06/15/16*	5,000	5,350
		81,775
Retail-Arts & Crafts — 0.0%
Michaels Stores, Inc. Company Guar. Notes 11.38% due 11/01/16	30,000	28,050
Retail-Automobile — 0.0%
Penske Auto Group, Inc. Company Guar. Notes 7.75% due 12/15/16	35,000	32,288
Retail-Discount — 0.0%
Wal-Mart Stores, Inc. Senior Notes 6.20% due 04/15/38	20,000	22,761
Retail-Drug Store — 0.1%
CVS Caremark Corp. Jr. Sub. Notes 6.30% due 06/01/37(3)	30,000	25,650
CVS Pass-Through Trust Pass Through Certs. 6.12% due 01/10/13*	17,534	17,879
Rite Aid Corp. Senior Sec. Notes 7.50% due 03/01/17	35,000	30,800
Rite Aid Corp. Company Guar. Notes 9.50% due 06/15/17(2)	35,000	28,350
		102,679
Retail-Regional Department Stores — 0.0%
Federated Department Stores, Inc. Senior Notes 6.63% due 04/01/11	15,000	15,155
The Bon-Ton Stores, Inc. Company Guar. Notes 10.25% due 03/15/14	45,000	32,850
		48,005
Retail-Restaurants — 0.1%
McDonald's Corp. Senior Notes 5.70% due 02/01/39	18,000	19,488
McDonald's Corp. Senior Notes 6.30% due 10/15/37	22,000	25,767

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount(11)	Market Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Restaurants (continued)
Wendy's/Arby's Restaurants LLC Senior Notes 10.00% due 07/15/16*	$40,000	$42,500
		87,755
Retail-Toy Stores — 0.0%
Toys "R" Us Property Co. I LLC Company Guar. Notes 10.75% due 07/15/17*	60,000	64,500
Rubber-Tires — 0.0%
The Goodyear Tire & Rubber Co. Senior Notes 10.50% due 05/15/16	70,000	75,950
Savings & Loans/Thrifts — 0.0%
Sovereign Bancorp, Inc. Senior Notes 4.80% due 09/01/10	20,000	20,586
Special Purpose Entities — 0.1%
Allstate Life Global Funding Trust Notes 5.38% due 04/30/13	35,000	37,254
Deutsche Bank Capital Funding Trust VII Jr. Sub. Notes 5.63% due 01/19/16*(3)(15)	15,000	10,950
Fund American Cos., Inc. Notes 5.88% due 05/15/13	35,000	33,438
Hawker Beechcraft Acquisition Co., LLC / Hawker Beechcraft Notes Co. Company Guar. Notes 8.50% due 04/01/15	5,000	3,550
OneAmerica Financial Partners, Inc. Bonds 7.00% due 10/15/33*(2)	20,000	16,009
Power Receivable Finance LLC Senior Sec. Notes 6.29% due 01/01/12*	38,878	39,690
Rainbow National Services LLC Senior Notes 8.75% due 09/01/12*	25,000	25,500
Stallion Oilfield Services, Ltd. Senior Notes 9.75% due 02/01/15*†(2)(5)(6)	35,000	16,100
Teco Finance, Inc. Notes 7.20% due 05/01/11	10,000	10,453
Universal City Development Partners Senior Notes 11.75% due 04/01/10	55,000	55,413
		248,357
Steel Pipe & Tube — 0.0%
Mueller Water Products, Inc. Company Guar. Notes 7.38% due 06/01/17	15,000	13,069

Security Description	Principal Amount(11)	Market Value (Note 2)
Steel-Producers — 0.1%
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15	$25,000	$23,750
Steel Dynamics, Inc. Company Guar. Notes 6.75% due 04/01/15	85,000	81,387
Steel Dynamics, Inc. Company Guar. Notes 7.38% due 11/01/12	10,000	10,100
Steel Dynamics, Inc. Senior Notes 7.75% due 04/15/16*	20,000	20,100
		135,337
Steel-Specialty — 0.0%
Tube City IMS Corp. Company Guar. Notes 9.75% due 02/01/15	35,000	28,350
Telecom Services — 0.1%
Global Crossing, Ltd. Senior Sec. Notes 12.00% due 09/15/15*(2)	5,000	5,250
PAETEC Holding Corp. Company Guar. Notes 9.50% due 07/15/15	20,000	18,150
Qwest Corp. Senior Notes 9.13% due 03/15/12	65,000	68,412
SBA Telecommunications, Inc. Company Guar. Notes 8.00% due 08/15/16*	5,000	5,113
SBA Telecommunications, Inc. Company Guar. Notes 8.25% due 08/15/19*	5,000	5,150
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/30	50,000	60,409
West Corp. Company Guar. Notes 9.50% due 10/15/14	25,000	24,500
		186,984
Telecommunication Equipment — 0.0%
Lucent Technologies, Inc. Senior Notes 6.45% due 03/15/29	10,000	7,613
Telephone-Integrated — 0.3%
AT&T, Inc. Senior Notes 4.95% due 01/15/13	20,000	21,324
AT&T, Inc. Senior Notes 5.50% due 02/01/18	65,000	67,819
AT&T, Inc. Senior Notes 6.30% due 01/15/38	65,000	68,097
Level 3 Financing, Inc. Company Guar. Notes 8.75% due 02/15/17	25,000	20,750

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount(11)	Market Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
Level 3 Financing, Inc. Company Guar. Notes 9.25% due 11/01/14	$55,000	$48,469
Qwest Communications International, Inc. Company Guar. Notes 8.00% due 02/15/14	120,000	118,500
Sprint Nextel Corp. Senior Notes 8.38% due 08/15/17	40,000	39,800
Valor Telecommunications Enterprises LLC Company Guar. Notes 7.75% due 02/15/15	5,000	5,125
Verizon Communications, Inc. Senior Notes 8.75% due 11/01/18	15,000	18,739
Verizon New England, Inc. Senior Notes 4.75% due 10/01/13	20,000	20,795
Verizon New Jersey, Inc. Senior Debentures 8.00% due 06/01/22	25,000	28,644
Verizon Virginia, Inc. Senior Notes 4.63% due 03/15/13	25,000	25,970
Windstream Corp. Company Guar. Notes 8.13% due 08/01/13	30,000	30,825
Windstream Corp. Company Guar. Notes 8.63% due 08/01/16	50,000	51,125
		565,982
Television — 0.0%
CBS Corp. Company Guar. Notes 5.63% due 08/15/12	8,000	8,297
CBS Corp. Company Guar. Notes 7.88% due 07/30/30	30,000	28,599
Umbrella Acquisition, Inc. Company Guar. Notes 9.75% due 03/15/15*(14)	31,575	24,313
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11†(5)(6)	30,000	37
		61,246
Tobacco — 0.0%
Altria Group, Inc. Company Guar. Notes 8.50% due 11/10/13	20,000	23,197
Transport-Equipment & Leasing — 0.0%
GATX Corp. Notes 4.75% due 10/01/12	10,000	10,061

Security Description	Principal Amount(11)	Market Value (Note 2)
Transport-Rail — 0.1%
Burlington Northern Santa Fe Corp. Senior Notes 4.70% due 10/01/19	$10,000	$10,119
Burlington Northern Santa Fe Corp. Senior Notes 5.75% due 03/15/18	15,000	16,294
Burlington Northern Santa Fe Corp. Senior Notes 7.00% due 02/01/14	10,000	11,435
RailAmerica, Inc. Senior Sec. Notes 9.25% due 07/01/17*	45,000	47,137
Union Pacific Corp. Senior Notes 5.70% due 08/15/18	10,000	10,787
Union Pacific Corp. Senior Notes 5.75% due 11/15/17	20,000	21,440
Union Pacific Corp. Senior Notes 6.13% due 02/15/20	15,000	16,662
		133,874
Travel Services — 0.0%
Travelport LLC Company Guar. Notes 9.88% due 09/01/14	25,000	24,188
Water — 0.0%
American Water Capital Corp. Senior Notes 6.09% due 10/15/17	10,000	10,534
Wire & Cable Products — 0.0%
Belden, Inc. Company Guar. Notes 9.25% due 06/15/19*	15,000	15,600
General Cable Corp. Company Guar. Notes 2.97% due 04/01/15(3)	50,000	43,875
		59,475
Wireless Equipment — 0.0%
American Tower Corp Senior Notes 7.25% due 05/15/19*(2)	11,000	11,303
American Tower Corp. Senior Notes 7.00% due 10/15/17	50,000	51,250
		62,553
Total U.S. Corporate Bonds & Notes (cost $14,224,581)		14,215,759
FOREIGN CORPORATE BONDS & NOTES — 0.7%
Agricultural Chemicals — 0.0%
Potash Corp of Saskatchewan, Inc. Senior Notes 4.88% due 03/30/20	10,000	9,988
Potash Corp of Saskatchewan, Inc. Senior Notes 6.50% due 05/15/19	20,000	22,414
		32,402

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount(11)	Market Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Banks-Commercial — 0.1%
Barclays Bank PLC Sub. Notes 10.18% due 06/12/21*(2)	$80,000	$105,147
HSBC Holdings PLC Sub. Notes 6.50% due 09/15/37	100,000	108,162
		213,309
Brewery — 0.0%
SABMiller PLC Notes 6.50% due 07/15/18*	30,000	33,298
Building Products-Cement — 0.0%
Holcim U.S. Finance Company Guar. Notes 6.00% due 12/30/19*(2)	15,000	15,183
Cellular Telecom — 0.0%
Rogers Communications, Inc. Company Guar. Notes 6.80% due 08/15/18	25,000	28,056
Rogers Wireless, Inc. Sec. Notes 6.38% due 03/01/14	30,000	33,118
		61,174
Computers-Memory Devices — 0.0%
Seagate Technology International Sec. Notes 10.00% due 05/01/14*	15,000	16,388
Diversified Minerals — 0.1%
FMG Finance Property, Ltd. Senior Sec. Notes 10.63% due 09/01/16*	10,000	11,075
Rio Tinto Finance USA, Ltd. Company Guar. Notes 9.00% due 05/01/19	25,000	30,689
Teck Cominco, Ltd. Senior Notes 6.13% due 10/01/35	20,000	17,000
Teck Resources, Ltd. Senior Sec. Notes 9.75% due 05/15/14	53,000	58,300
Teck Resources, Ltd. Senior Sec. Notes 10.25% due 05/15/16	59,000	66,670
Teck Resources, Ltd. Senior Sec. Notes 10.75% due 05/15/19	36,000	41,850
Vale Overseas, Ltd. Company Guar. Notes 5.63% due 09/15/19	14,000	14,241
		239,825
Electric Products-Misc. — 0.0%
Legrand France SA Debentures 8.50% due 02/15/25	65,000	60,785

Security Description	Principal Amount(11)	Market Value (Note 2)
Electric-Integrated — 0.0%
Electricite de France Notes 6.95% due 01/26/39*(2)	$35,000	$43,363
TransAlta Corp. Notes 5.75% due 12/15/13	10,000	10,484
		53,847
Finance-Investment Banker/Broker — 0.0%
Credit Suisse Guernsey, Ltd. Jr. Sub. 5.86% due 05/15/17(3)(15)	30,000	22,800
Food-Retail — 0.0%
Delhaize Group Senior Notes 6.50% due 06/15/17	10,000	10,883
Medical-Drugs — 0.1%
AstraZeneca PLC Senior Notes 5.90% due 09/15/17	35,000	39,161
Elan Finance PLC Company Guar. Notes 7.75% due 11/15/11	25,000	25,469
Novartis Securities Investment, Ltd. Company Guar. Notes 5.13% due 02/10/19	45,000	47,905
		112,535
Metal-Aluminum — 0.0%
Novelis, Inc. Company Guar. Notes 7.25% due 02/15/15	60,000	51,900
Multimedia — 0.0%
CanWest MediaWorks, Inc. Company Guar. Notes 8.00% due 09/15/12†(5)(6)	55,000	43,175
Quebecor Media, Inc. Senior Notes 7.75% due 03/15/16	10,000	9,900
		53,075
Oil Companies-Exploration & Production — 0.1%
Compton Petroleum Finance Corp. Company Guar. Notes 7.63% due 12/01/13	25,000	18,875
EnCana Corp. Senior Notes 6.50% due 05/15/19	10,000	11,102
Nexen, Inc. Senior Notes 7.50% due 07/30/39	20,000	21,778
OPTI Canada, Inc. Senior Notes 8.25% due 12/15/14	35,000	27,125
		78,880
Oil Companies-Integrated — 0.0%
Husky Energy, Inc. Senior Notes 5.90% due 06/15/14	10,000	10,787

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount(11)	Market Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies-Integrated (continued)
Petro-Canada Senior Notes 6.05% due 05/15/18	$15,000	$15,707
		26,494
Paper & Related Products — 0.0%
Catalyst Paper Corp. Company Guar. Notes 8.63% due 06/15/11	45,000	31,050
Pipelines — 0.0%
TransCanada Pipelines, Ltd. Jr. Sub. Notes 6.35% due 05/15/67(3)	10,000	8,761
Satellite Telecom — 0.1%
Inmarsat Finance PLC Senior Notes 10.38% due 11/15/12(20)	75,000	77,625
Intelsat Intermediate Holding Co., Ltd. Senior Notes 9.25% due 02/01/15(20)	10,000	9,975
Intelsat Jackson Holdings, Ltd. Senior Notes 11.25% due 06/15/16	105,000	112,350
		199,950
Special Purpose Entity — 0.0%
Bosphorus Financial Services, Ltd. Senior Sec. Notes 2.24% due 02/15/12*(2)(3)	62,500	55,070
Specified Purpose Acquisitions — 0.0%
Smurfit Kappa Funding PLC Senior Sub. Notes 7.75% due 04/01/15	50,000	44,000
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 6.13% due 06/01/18	10,000	9,852
ArcelorMittal Senior Notes 9.85% due 06/01/19	15,000	17,686
		27,538
Telecom Services — 0.1%
Nordic Telephone Co. Holdings Sec. Notes 8.88% due 05/01/16*(2)	75,000	77,625
Telephone-Integrated — 0.1%
France Telecom SA Notes 8.75% due 03/01/31	25,000	34,567
Telecom Italia Capital SA Company Guar. Notes 4.00% due 01/15/10	10,000	10,068
Telefonica Emisiones SAU Company Guar. Notes 4.95% due 01/15/15	10,000	10,608
Telefonica Emisiones SAU Company Guar. Notes 6.22% due 07/03/17	25,000	27,598

Security Description	Principal Amount(11)	Market Value (Note 2)
Telephone-Integrated (continued)
Telefonica Europe BV Company Guar. Bonds 8.25% due 09/15/30	$15,000	$19,424
		102,265
Total Foreign Corporate Bonds & Notes (cost $1,598,123)		1,629,037
FOREIGN CONVERTIBLE BONDS & NOTES — 0.0%
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 5.00% due 05/15/14 (cost $15,000)	15,000	21,656
LOANS — 0.0%
Electronic Components-Semiconductors — 0.0%
Freescale Semiconductor, Inc. 12.50% due 12/15/14(2)(12)(18)(19) (cost $49,576)	12,050	12,171
MUNICIPAL BONDS & NOTES — 0.0%
Municipal Bonds — 0.0%
California State General Obligation Bonds 7.50% due 04/01/34	30,000	32,946
Michigan Tobacco Settlement Finance Authority Revenue Bonds Series A 7.31% due 06/01/34	20,000	15,989
North Texas Thruway Authority Revenue Bonds Series A 6.72% due 01/01/49	25,000	28,054
Tobacco Settlement Finance Authority of West Virginia Revenue Bonds Series A 7.47% due 06/01/47	30,000	23,732
Total Municipal Bonds & Notes (cost $105,218)		100,721
U.S. GOVERNMENT AGENCIES — 7.7%
Federal Home Loan Mtg. Corp. — 0.6%
5.50% due 04/01/20	228,571	242,767
5.50% due 06/01/35	51,133	53,764
7.50% due 10/01/29	23,181	26,065
Federal Home Loan Mtg. Corp., REMIC Series 3003, Class XF 0.00% due 07/15/35(3)(9)	55,571	49,466
Series 3397, Class SQ 5.73% due 12/15/37(9)(10)(13)	80,781	7,954
Series 2965, Class SA 5.81% due 05/15/32(9)(10)(13)	36,670	3,793
Series 3309, Class SG 5.83% due 04/15/37(9)(10)(13)	66,894	6,019
Series 3284, Class CI 5.88% due 03/15/37(9)(10)(13)	129,604	11,883
Series 3502, Class DS 5.91% due 01/15/39(9)(10)(13)	93,223	6,949
Series 3265, Class SC 6.17% due 01/15/37(9)(10)(13)	73,416	6,525

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount(11)	Market Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
Series 3261, Class SA 6.19% due 01/15/37(9)(10)(13)	$208,904	$24,503
Series 3281, Class A1 6.19% due 02/15/37(9)(10)(13)	72,022	8,426
Series 3284, Class LI 6.20% due 03/15/37(9)(10)(13)	170,835	17,337
Series 3171, Class ST 6.24% due 06/15/36(9)(10)(13)	89,501	9,500
Series 3201, Class SG 6.26% due 08/15/36(9)(10)(13)	87,587	9,692
Series 3203, Class SE 6.26% due 08/15/36(9)(10)(13)	75,258	8,117
Series 3346, Class SB 6.31% due 09/15/33(9)(10)(13)	74,647	9,424
Series 3346, Class SC 6.31% due 10/15/33(9)(10)(13)	215,041	25,257
Series 3485, Class SI 6.31% due 07/15/36(9)(10)(13)	139,431	16,578
Series 3153, Class UI 6.33% due 05/15/36(9)(10)(13)	540,911	64,940
Series 3221, Class SI 6.34% due 09/15/36(9)(10)(13)	63,979	7,265
Series 3114, Class IP 6.36% due 02/15/36(9)(10)(13)	176,587	19,200
Series 3210, Class S 6.36% due 05/15/36(9)(10)(13)	61,921	6,287
Series 3114, Class GI 6.36% due 02/15/36(9)(10)(13)	67,890	9,045
Series 2990, Class LI 6.39% due 10/15/34(9)(10)(13)	91,772	11,892
Series 3114, Class TS 6.41% due 09/15/30(4)(9)(10)(13)	230,490	27,843
Series 3067, Class SI 6.41% due 11/15/35(9)(10)(13)	71,670	10,170
Series 3147, Class SD 6.41% due 04/15/36(9)(10)(13)	91,214	10,362
Series 3236, Class IS 6.41% due 11/15/36(9)(10)(13)	82,258	11,362
Series 3240, Class SM 6.41% due 11/15/36(9)(10)(13)	111,041	13,265
Series 3249, Class SM 6.41% due 12/15/36(9)(10)(13)	66,682	7,697
Series 3031, Class BI 6.45% due 08/15/35(9)(10)(13)	66,164	11,303
Series 2950, Class SM 6.46% due 07/15/16(9)(10)(13)	93,067	9,909
Series 3001, Class IH 6.46% due 05/15/35(9)(10)(13)	64,590	7,910
Series 3123, Class L1 6.46% due 03/15/36(9)(10)(13)	74,133	9,855
Series 3118, Class SD 6.46% due 05/15/36(9)(10)(13)	183,540	22,267
Series 3287, Class SE 6.46% due 03/15/37(9)(10)(13)	82,771	10,797
Series 2981, Class AS 6.48% due 05/15/35(9)(10)(13)	35,485	5,315
Series 2992, Class SE 6.51% due 02/15/35(9)(10)(13)	109,246	12,106
Series 3028, Class ES 6.51% due 09/15/35(9)(10)(13)	240,937	30,384

Security Description	Principal Amount(11)	Market Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
Series 3281, Class CI 6.51% due 02/15/37(9)(10)(13)	$68,657	$8,443
Series 3287, Class SD 6.51% due 03/15/37(9)(10)(13)	70,752	7,849
Series 2594, Class SE 6.81% due 10/15/30(9)(10)(13)	72,399	5,744
Series 2828, Class TI 6.81% due 10/15/30(9)(10)(13)	49,221	5,590
Series 2815, Class PT 6.81% due 11/15/32(9)(10)(13)	95,572	11,840
Series 3200, Class SB 6.91% due 08/15/36(9)(10)(13)	104,914	11,171
Series 3119, Class PI 6.96% due 02/15/36(9)(10)(13)	73,233	10,001
Series 2927, Class SI 7.00% due 02/15/35(9)(10)(13)	80,872	11,432
Series 2869, Class JS 7.01% due 04/15/34(9)(10)(13)	186,288	14,280
Series 3156, Class PS 7.01% due 05/15/36(9)(10)(13)	115,858	15,886
Series 2828, Class GI 7.26% due 06/15/34(9)(10)(13)	101,771	16,996
Series 2990, Class LB 16.30% due 06/15/34(9)(13)	66,246	78,697
Series 3065, Class DC 19.13% due 03/15/35(9)(13)	71,558	84,751
Series 2976, Class KL 23.50% due 05/15/35(9)(13)	67,357	85,068
Federal Home Loan Mtg. Corp. STRIPS Series 248, Class IO 5.50% due 06/15/37(10)	336,896	53,701
Federal Home Loan Mtg. Corp. Structured Pass-Through Series T-56, Class 2IO 0.05% due 05/25/43(8)(9)(10)	182,943	1
Series T-56, Class 3IO 0.12% due 05/25/43(8)(9)(10)	151,539	1,531
Series T-56, Class 1IO 0.24% due 05/25/43(8)(9)(10)	197,718	1,255
Serties T-51, Class 1AIO 0.30% due 09/25/43(8)(9)(10)	98,954	1,282
Series T-56, Class AIO 0.52% due 05/25/43(9)(10)	313,490	4,120
Series T-51, Class 2A 7.50% due 08/25/42(9)	33,699	36,784
Series T-56, Class 2ASI 7.85% due 05/25/43(9)(10)(13)	11,898	1,746
Series T-42, Class A6 9.50% due 02/25/42(9)	5,084	5,616
		1,336,977
Federal National Mtg. Assoc. — 6.1%
Federal National Mtg. Assoc. Series 2003-W6, Class 2IO3 0.35% due 09/25/42(9)(10)	236,359	2,016
Series 2003-W6, Class 3IO 0.37% due 09/25/42(9)(10)	221,733	2,008
Series 2003-W6, Class 5 IO1 0.67% due 09/25/42(9)(10)	159,804	3,055
Series 2003-W2, Class 2IO 0.81% due 07/25/42(9)(10)	258,220	5,089

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount(11)	Market Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
Series 2003, W8, Class 1IO2 1.64% due 12/25/42(8)(9)(10)	$355,204	$14,750
Series 2003-W10, Class 1IO 1.86% due 06/25/43(8)(9)(10)	475,409	25,687
Series 2003-W10, class 3IO 1.90% due 06/25/43(8)(9)(10)	98,610	5,230
Series 2003-W12, Class 2IO2 2.22% due 06/25/43(9)(10)	226,095	14,781
4.00% due 05/01/19	483,338	502,723
4.00% due 09/01/20	112,262	114,520
4.50% due 04/01/18	23,575	24,904
4.50% due 03/01/20	45,961	48,150
4.50% due 04/01/20	64,320	67,382
4.50% due 09/01/20	79,835	83,635
4.50% due 11/01/20	58,714	61,509
4.50% due October TBA	2,000,000	2,025,624
5.00% due 03/01/21	30,262	32,000
5.00% due 08/01/35	776,500	804,923
5.00% due October TBA	3,000,000	3,098,436
5.50% due 03/01/18	27,219	29,165
5.50% due 03/01/35	63,872	67,079
5.50% due 07/01/35	87,173	91,551
5.50% due 08/01/35	65,828	69,133
5.50% due 09/01/35	145,959	153,287
5.50% due 10/01/35	130,450	137,000
5.50% due 11/01/35	56,845	59,699
5.50% due 12/01/35	122,061	128,189
5.50% due 01/01/36	84,074	88,295
5.50% due 01/01/37	147,346	154,537
5.50% due 02/01/37	62,796	65,811
5.50% due 03/01/37	263,072	275,704
5.50% due 04/01/37	137,732	144,346
5.50% due 05/01/37	23,086	24,195
5.50% due 06/01/37	257,353	269,711
5.50% due 10/01/37	427,609	448,171
6.00% due 06/01/36	30,715	32,503
6.00% due 06/01/37	150,013	158,601
6.00% due 08/01/37	207,282	219,149
6.00% due 09/01/37	403,950	427,077
6.39% due 12/25/36(9)(10)(13)	68,050	7,296
6.50% due 01/01/36	11,187	11,995
6.50% due 06/01/36	226,449	242,806
6.50% due 07/01/36	69,382	74,317
6.50% due 09/01/36	257,279	275,581
6.50% due 11/01/36	84,272	90,266
6.50% due 07/01/37	70,349	75,309
6.50% due 08/01/37	423,990	454,689
6.50% due 09/01/37	159,654	170,912
6.50% due 10/01/37	837,868	896,946
6.50% due 01/01/38	608,398	651,296
7.00% due 06/01/33	32,940	36,372
7.00% due 04/01/35	39,048	43,033
Series 2005-W4, Class 1A3 7.00% due 08/25/35(9)	26,189	28,677
Series 2001-W3, Class A 7.00% due 09/25/41(9)	11,242	12,310
Series 2003-W3, Class 1A2 7.00% due 08/25/42(9)	24,676	27,020

Security Description	Principal Amount(11)	Market Value (Note 2)
Federal National Mtg. Assoc. (continued)
Series 2004-W12, Class 1A3 7.00% due 07/25/44(9)	$24,512	$26,669
7.50% due 04/01/24	33,062	36,756
Series 2003-W6, Class PT1 10.19% due 09/25/42(8)(9)	18,292	21,008
Federal National Mtg. Assoc. Grantor Trust Series 2002-T1, Class IO 0.42% due 11/25/31(8)(9)(10)	246,521	2,610
Series 2002-T4, Class IO 0.45% due 12/25/41(9)(10)	1,232,835	14,292
Series 2001-T12, Class IO 0.55% due 08/25/41(9)(10)	222,360	3,600
Series 1999-T2, Class A1 7.50% due 01/19/39(9)	47,709	53,151
Series 2001-T1, Class A1 7.50% due 10/25/40(9)	10,313	11,505
Series 2001-T3, Class A1 7.50% due 11/25/40(9)	3,888	4,240
Series 2001-T4, Class A1 7.50% due 07/25/41(9)	8,647	9,647
Series 2001-T12, Class A2 7.50% due 08/25/41(9)	14,789	16,498
Series 2002-T4, Class A3 7.50% due 12/25/41(9)	45,293	50,530
Series 2002-T12, Class A3 7.50% due 05/25/42(9)	16,195	18,067
Series 2004-T2, Class 1A4 7.50% due 11/25/43(9)	18,868	21,049
Series 2004-T3, Class PT1 8.88% due 01/25/44(8)(9)	35,932	41,625
Series 2002-T1, Class A4 9.50% due 11/25/31(9)	7,676	8,816
Series 2002-T4, Class A4 9.50% due 12/25/41(9)	5,747	6,601
Federal National Mtg. Assoc., REMIC Series 2005-65, Class ER 0.00 due 08/25/35(3)(9)	27,026	23,949
Series 2001-50, Class BI 0.43% due 10/25/41(8)(9)(10)	389,943	4,979
Series 2004-46, Class PJ 5.75% due 03/25/34(9)(10)(13)	235,087	25,315
Series 2005-58, Class IK 5.75% due 07/25/35(9)(10)(13)	122,756	18,797
Series 2007-89, Class SA 6.18% due 09/25/37(9)(10)(13)	69,524	7,302
Series 2007-30, Class LI 6.19% due 04/25/37(9)(10)(13)	144,868	13,489
Series 2006-17, Class SI 6.33% due 03/25/36(9)(10)(13)	87,516	9,803
Series 2006-96, Class ES 6.33% due 10/25/36(9)(10)(13)	65,525	7,791
Series 2005-122, Class SW 6.35% due 11/25/35(9)(10)(13)	81,747	9,878
Series 2006-8, Class JH 6.35% due 03/25/36(9)(10)(13)	61,619	6,996
Series 2006-8, Class PS 6.35% due 03/25/36(9)(10)(13)	168,617	17,308
Series 2009-12, Class CI 6.35% due 03/25/36(9)(10)(13)	299,964	34,141

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount(11)	Market Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
Series 2006-111, Class SA 6.37% due 11/25/36(9)(10)(13)	$72,871	$8,093
Series 2006-109, Class SG 6.38% due 11/25/36(4)(9)(10)(13)	65,499	6,947
Series 2005-17, Class SA 6.45% due 03/25/35(9)(10)(13)	102,473	12,422
Series 2005-17, Class SE 6.45% due 03/25/35(9)(10)(13)	111,025	13,745
Series 2005-57, Class DI 6.45% due 03/25/35(9)(10)(13)	227,416	22,214
Series 2005-23, Class SG 6.45% due 04/25/35(9)(10)(13)	114,122	15,098
Series 2005-54, Class SA 6.45% due 06/25/35(9)(10)(13)	140,119	18,361
Series 2005-84, Class SG 6.45% due 10/25/35(9)(10)(13)	149,165	18,411
Series 2005-95, Class CI 6.45% due 11/25/35(9)(10)(13)	94,069	10,839
Series 2006-31, Class SX 6.45% due 05/25/36(9)(10)(13)	64,584	8,444
Series 2006-33, Class JS 6.45% due 05/25/36(9)(10)(13)	51,763	6,328
Series 2006-36, Class SP 6.45% due 05/25/36(9)(10)(13)	63,242	7,908
Series 2005-45, Class EW 6.47% due 06/25/35(9)(10)(13)	77,168	10,458
Series 2005-45, Class SR 6.47% due 06/25/35(9)(10)(13)	199,752	24,841
Series 2005-82, Class SY 6.48% due 09/25/35(9)(10)(13)	152,655	19,203
Series 2005-17, Class ES 6.50% due 03/25/35(9)(10)(13)	75,753	9,358
Series 2005-17, Class SY 6.50% due 03/25/35(9)(10)(13)	56,591	7,223
Series 2006-79, Class SI 6.50% due 05/25/36(9)(10)(13)	121,861	14,053
Series 2008-34, Class SM 6.50% due 05/25/38(9)(10)(13)	79,346	10,958
Series 2007-30, Class WI 6.51% due 04/25/37(9)(10)(13)	70,249	7,111
Series 2008-41, Class S 6.55% due 11/25/36(9)(10)(13)	102,749	11,219
Series 2008-20, Class SA 6.74% due 03/25/38(9)(10)(13)	118,478	15,007
Series 2005-65, Class KI 6.75% due 08/25/35(9)(10)(13)	203,522	25,275
Series 2004-60, Class SW 6.80% due 04/25/34(9)(10)(13)	173,297	24,634
Series 2003-122, Class SA 6.85% due 02/25/28(9)(10)(13)	106,301	10,005
Series 2003-122, Class SJ 6.85% due 02/25/28(9)(10)(13)	111,620	8,599
Series 2004-24, Class CS 6.90% due 01/25/34(9)(10)(13)	94,549	13,564
Series 2004-89, Class EI 6.90% due 08/25/34(9)(10)(13)	238,967	29,699
Series 2005-52, Class DC 6.95% due 06/25/35(9)(10)(13)	58,444	10,555

Security Description	Principal Amount(11)	Market Value (Note 2)
Federal National Mtg. Assoc. (continued)
Series 2006-24, Class QS 6.95% due 04/25/36(9)(10)(13)	$194,239	$26,151
Series 2006-43, Class SU 6.95% due 06/25/36(9)(10)(13)	58,189	6,538
Series 2006-125, Class SM 6.95% due 01/25/37(9)(10)(13)	92,591	11,191
Series 2002-14, Class A1 7.00% due 01/25/42(9)	31,854	34,880
Series 2002-26, Class A1 7.00% due 01/25/48(9)	29,105	31,870
Series 2008-7, Class SA 7.30% due 02/25/38(9)(10)(13)	84,954	12,479
Series 2002-33, Class A2 7.50% due 06/25/32(9)	30,938	34,516
Series 2002-14, Class A2 7.50% due 01/25/42(9)	34,416	38,395
Series 2003-44, Class S1 7.75% due 06/25/33(9)(10)(13)	80,305	9,868
Series 2005-45, Class DC 23.41% due 06/25/35(9)(13)	59,607	79,944
Series 2005-99, Class SA 23.66% due 11/25/35(9)(13)	60,074	79,728
Series 2006-8, Class HP 23.66% due 03/25/36(9)(13)	67,086	91,210
Series 2005-74, Class CP 23.85% due 05/25/35(9)(13)	58,956	80,366
Federal National Mtg. Assoc., STRIPS Series 385, Class 3 5.00% due 03/25/36(9)(10)	163,669	23,014
		14,565,584
Government National Mtg. Assoc. — 1.0%
Government National Mtg. Assoc. Series 2007-35, Class UF 0.00% due 06/16/37(3)(9)	5,704	5,631
Series 2007-49, Class UF 0.00% due 08/20/37(3)(9)	2,490	2,483
4.50% due October TBA	2,000,000	2,029,376
Series 2004-41, Class SG 5.75% due 03/20/34(9)(10)(13)	89,523	4,821
Series 2005-3, Class SN 5.85% due 01/20/35(9)(10)(13)	83,320	8,299
Series 2005-17, Class S 5.93% due 02/20/35(9)(10)(13)	67,930	5,813
Series 2006-10, Class SM 6.00% due 03/20/36(9)(10)(13)	237,378	20,925
Series 2007-17, Class IC 6.01% due 04/16/37(9)(10)(13)	63,081	6,941
Series 2006-16, Class SX 6.04% due 03/20/36(9)(10)(13)	71,718	7,868
Series 2005-65, Class SI 6.10% due 08/20/35(9)(10)(13)	48,508	4,612
Series 2005-71, Class SA 6.12% due 09/16/35(9)(10)(13)	70,583	8,313
Series 2006-26, Class S 6.25% due 06/20/36(9)(10)(13)	212,618	20,104
Series 2008-2, Class SM 6.26% due 01/16/38(9)(10)(13)	101,294	9,575
Series 2004-22, Class SE 6.35% due 04/20/34(9)(10)(13)	57,200	6,163

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Shares/ Principal Amount(11)	Market Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
Series 2007-68, Class PI 6.40% due 11/20/37(9)(10)(13)	$81,441	$7,758
Series 2004-88, Class S 6.45% due 04/20/32(9)(10)(13)	45,566	2,864
Series 2007-58, Class PS 6.45% due 10/20/37(9)(10)(13)	510,104	53,201
Series 2007-53, Class SY 6.49% due 09/20/37(9)(10)(13)	87,079	8,818
6.50% due 08/20/37	199,800	212,459
6.50% due 09/20/37	50,228	53,410
Series 2005-84, Class AS 6.55% due 11/20/35(9)(10)(13)	56,018	5,302
Series 2004-5, Class PS 6.70% due 02/20/33(9)(10)(13)	100,000	11,254
Series 2007-47, Class SA 6.86% due 08/16/36(9)(10)(13)	111,318	13,865
Series 2007-26, Class IS 6.96% due 04/16/34(9)(10)(13)	47,208	3,925
Government National Mtg. Assoc., REMIC Series 2009-35, Class SP 6.16% due 05/16/37(9)(10)(13)	178,020	16,902
		2,530,682
Total U.S. Government Agencies (cost $16,954,644)		18,433,243
EXCHANGE TRADED FUNDS — 1.1%
Finance-Other Services — 0.2%
SPDR KBW Bank Index Fund	23,800	555,254
Index Fund — 0.1%
iShares MSCI Taiwan Index Fund	12,747	156,788
Index Fund-Large Cap — 0.7%
SPDR Trust, Series 1	15,736	1,661,092
Mid-Cap Equity Funds — 0.0%
Midcap SPDR Trust Series 1	800	100,224
Sector Fund - Real Estate — 0.1%
iShares Dow Jones U.S. Real Estate Index Fund	2,500	106,650
Total Exchange Traded Funds (cost $2,189,331)		2,580,008
EQUITY CERTIFICATES — 0.3%
Banks-Commercial — 0.1%
UBS AG - Bank of Baroda(2)(4)	9,792	98,063
Building Products-Cement — 0.0%
UBS AG-Gansu Qilianshan Cement(2)(4)	22,715	40,265
Equity Fund - Emerging Market — 0.1%
Citigroup Global Markets - EM India*(4)	663	291,879
Finance-Investment Banker/Broker — 0.0%
UBS Ag-Baoshah Iron & Steel Co., Ltd.(2)(4)	63,300	59,901
Mining — 0.0%
UBS AG-Sterlite Industries India Ltd.(2)(4)	3,081	49,712

Security Description	Shares/ Principal Amount(11)	Market Value (Note 2)
Steel Pipe & Tube — 0.1%
UBS AG-Welspun Gujarat Stahl Rohren Ltd.(2)(4)	17,680	$95,585
Total Equity Certificates (cost $615,892)		635,405
RIGHTS — 0.0%
Building Products-Cement — 0.0%
Heidelbergcement Ag Expires 10/07/09†(2)	361	1,928
Diversified Banking Institutions — 0.0%
BNP Paribas Expires 10/13/09†	9,292	20,126
Total Rights (cost $0)		22,054
WARRANTS — 0.0%
Finance-Investment Banker/Broker — 0.0%
Mediobanca Spa Expires 03/18/11 (strike price EUR 9.00)†	2,503	1,245
Vertis Holding, Inc. Expires 10/15/18 (strike price 0.01)†(1)	88	0
Total Warrants (cost $0)		1,245
Total Long-Term Investment Securities (cost $191,179,448)		199,836,241
SHORT-TERM INVESTMENT SECURITIES — 15.7%
Commercial Paper — 10.1%
Alpine Securitization Corp 0.20% due 10/09/09	$4,000,000	3,999,822
Bryant Park Funding, LLC 0.20% due 10/15/09	4,000,000	3,999,689
Falcon Asset Securitization Co., LLC 0.20% due 10/05/09	4,000,000	3,999,911
Atlantic Asset Securitization Corp. 0.21% due 10/13/09	4,000,000	3,999,720
Gemini Securitization Corp 0.21% due 10/08/09	4,000,000	3,999,837
Victory Receivables 0.22% due 10/13/09	4,000,000	3,999,707
		23,998,686
U.S. Government Agency — 1.3%
Federal Home Loan Bank Disc Notes 0.10% due 10/16/09	3,000,000	2,999,875
U.S. Government Treasuries — 4.3%
United States Treasury Bills 0.35% due 12/17/09(23)	699,000	698,878
0.36% due 12/17/09(23)	165,000	164,971
0.38% due 12/17/09(23)	1,466,000	1,465,743
0.39% due 02/11/10(23)	63,000	62,972
0.41% due 02/11/10(23)	225,000	224,898
0.46% due 04/01/10(23)	1,565,000	1,563,600
0.48% due 04/01/10(23)	1,600,000	1,598,568
0.64% due 11/19/09(23)	4,542,000	4,538,135
		10,317,765
Total Short-Term Investment Securities (cost $37,310,060)		37,316,326

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount(11)	Market Value (Note 2)
REPURCHASE AGREEMENT — 3.6%
Agreement with Banc of America Securities LLC, bearing interest at 0.02%, dated 09/30/09, to be repurchased 10/01/09 in the amount of $8,443,005 and collateralized by $8,635,000 of United States Cash Management Bills, bearing interest at 0.00%, due 07/15/10 and having an approximate value of $8,612,549. (cost $8,443,000)	$8,443,000	$8,443,000
TOTAL INVESTMENTS (cost $236,932,508)(17)	103.1%	245,595,567
Liabilities in excess of other assets	(3.1)	(7,314,108)
NET ASSETS	100.0%	$238,281,459

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2009, the aggregate value of these securities was $5,036,198 representing 2.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)  Fair valued security. Securities are classified as Level 3 disclosures based on the securities valuation inputs; see Note 2.

(2)  Illiquid security. At September 30, 2009, the aggregate value of these securities was $3,424,832 representing 1.4% of net assets.

(3)  Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of September 30, 2009.

(4)  Fair valued security. Securities are classified as Level 2 disclosures based on the securities valuation inputs; see Note 2.

(5)  Bond in default

(6)  Company has filed for Chapter 11 bankruptcy protection.

(7)  Commercial Mortgage Backed Security

(8)  Variable Rate Security — the rate reflected is as of September 30, 2009, maturity date reflects the stated maturity date.

(9)  Collateralized Mortgage Obligation

(10)  Interest Only

(11)  Denominated in United States dollars unless otherwise indicated.

(12)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2009, the Asset Allocation: Diversified Growth Portfolio held the following restricted securities:

Name	Acquisition Date	Shares/ Principal Amount	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
Seagate Technology (Escrow shares)	11/22/2000	970	$0	$0	$0	0.00%
Marriott Vacation Club Owner Trust, Series 2002-1A, Class A1 0.95% due 12/20/24	11/13/2002	7,358	7,358	6,806	92	0.00%
Freescale Semiconductor, Inc. 12.50% due 12/15/14 (Loan Agreement)	03/17/2009	12,050	49,576	12,171	101	0.01%
				$18,977		0.00%

(13)  Inverse Floating Rate Security that pays interest rates that vary inversely to changes in the market interest rates. The interest rate shown is the current interest rate at September 30, 2009.

(14)  Income may be received in cash or additional shares at the discretion of the issuer.

(15)  Perpetual maturity — maturity date reflects the next call date.

(16)  PIK ("Payment-in-Kind") security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.

(17)  See Note 3 for cost of investments on a tax basis

(18)  The Portfolio invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(19)  Senior Loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(20)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.

(21)  Subsequent to September 30, 2009, the company has filed Chapter 11 bankruptcy protection.

(22)  Bond is in default of interest subsequent to September 30, 2009.

(23)  The securities or a portion thereof was pledged as collateral to cover margin requirements for open future contracts.

ADR — American Depository Receipt

GDR — Global Depository Receipt

REMIC — Real Estate Mortgage Investment Conduit

STRIPS — Separate Trading of Registered Interest and Principal of Securities

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Market Value at Trade Date	Market Value as of September 30, 2009	Unrealized Appreciation (Depreciation)
8	Long	90 Day Euro Dollar	March-10	$1,929,038	$1,987,500	$58,462
10	Long	90 Day Euro Dollar	June-10	2,404,787	2,475,750	70,963
10	Long	90 Day Euro Dollar	September-10	2,398,037	2,465,875	67,838
17	Short	Amsterdam Exchanges Index	October-09	1,538,853	1,551,705	(12,852)
10	Long	CAC40 10 Euro Index	October-09	545,109	555,235	10,126
61	Long	Canada 10YR Bond	December-09	6,832,192	6,894,491	62,299
80	Short	Canada 5 YR Note	December-09	9,160,460	9,287,500	(127,040)
5	Long	DAX Index	December-09	1,020,613	1,037,228	16,615
206	Short	Dow Jones Euro STOXX 50	December-09	8,391,621	8,606,250	(214,629)
5	Long	Euro-BOBL	December-09	842,800	844,844	2,044
2	Short	Euro-Bund	December-09	6,058,126	6,059,654	(1,528)
54	Short	FTSE 100 Index	December-09	4,286,625	4,392,026	(105,401)
3	Long	FTSE/MIB Index	December-09	504,066	513,750	9,684
5	Short	IBEX 35 Index	October-09	829,051	857,456	(28,405)
1	Long	Japan 10 YR Bond	December-09	4,660,494	4,667,737	7,243
6	Short	Japan 10 YR Mini	December-09	927,289	933,413	(6,124)
17	Long	Long Gilt	December-09	3,219,798	3,219,995	197
13	Long	MSCI E-Mini Index	December-09	1,002,586	1,004,900	2,314
13	Short	MSCI Singapore Index	October-09	583,607	591,966	(8,359)
40	Short	NASDAQ 100 E-Mini Index	December-09	1,331,000	1,374,000	(43,000)
97	Short	OMXS 30 Index	October-09	1,271,569	1,242,282	29,287
37	Short	Russell 2000 Mini Index	December-09	6,858,790	6,934,500	(75,710)
791	Long	S&P 500 E-Mini Index	December-09	40,665,038	41,642,195	977,157
109	Long	S&P Mid 400 E-Mini Index	December-09	7,277,603	7,512,280	234,677
29	Short	SPI 200	December-09	2,940,963	3,037,706	(96,743)
55	Short	TOPIX Index	December-09	5,737,080	5,588,733	148,347
71	Long	US Treasury 10YR Note	December-09	13,921,668	14,081,047	159,379
117	Short	US Treasury 2YR Note	December-09	25,276,632	25,385,344	(108,712)
16	Short	US Treasury Long Bond	December-09	4,550,957	4,612,250	(61,293)
						$966,836

Total Return Swap Contracts(2)(4)

Swap Counterparty	Notional Amount (000's)	Termination Date	Fixed Payments Received (Paid) by Portfolio	Total Return Received (Paid) by Portfolio	Gross Unrealized Appreciation (Depreciation)
Goldman Sachs International	$4,655	08/31/2010	(3 Month USD-LIBOR-BBA minus 5 bps)	iShares MSCI Emerging Market Index	$474,488
United Bank of Switzerland	50	06/28/2010	(3 Month USD-LIBOR-BBA plus 115 bps)	MSCI Daily Total Return Net Emerging Market India US Dollar Index	1,144
Goldman Sachs International	1,467	07/06/2010	(3 Month USD-LIBOR-BBA minus 85 bps)	Goldman Sachs Putnam Middle East Custom Basket	290,283
Credit Suisse	733	07/15/2010	(3 Month USD-LIBOR-BBA minus 100 bps)	Credit Suisse Middle East Custom Basket Putnam	202,337
J.P Morgan Securities, Inc.	3,446	08/03/2010	(3 Month USD-LIBOR-BBA minus 100 bps)	S&P 500 Information Technology Total Return Index	256,945
J.P Morgan Securities, Inc.	3,446	08/03/2010	3 Month USD-LIBOR-BBA plus 35 bps	(S&P 500 Energy Total Return Index)	(260,565)
Net Unrealized Appreciation (Depreciation)					$964,632

BBA — British Banker's Association

LIBOR — London Interbank Offered Rate

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Open Forward Foreign Currency Contracts

Contract to Deliver			In Exchange For		Delivery Date	Gross Unrealized Appreciation
*	EUR	25,300	USD	37,141	10/21/2009	$118
*	GBP	3,499,700	USD	5,670,625	10/21/2009	78,047
*	HKD	393,100	USD	50,734	10/21/2009	7
*	USD	404,178	AUD	483,400	10/21/2009	21,643
*	USD	704,228	CAD	759,400	10/21/2009	5,086
*	USD	414,079	CHF	439,000	10/21/2009	9,607
	USD	36,180	DKK	185,000	10/21/2009	176
*	USD	7,269,807	EUR	5,114,400	10/21/2009	214,282
*	USD	48,953	GBP	30,800	10/21/2009	266
*	USD	1,421,976	JPY	130,321,900	10/21/2009	30,016
*	USD	504,014	NOK	3,047,800	10/21/2009	23,349
*	USD	1,232,294	SEK	8,933,300	10/21/2009	49,305
*	USD	700,216	SGD	998,200	10/21/2009	8,301
						$440,203
Contract to Deliver			In Exchange For		Delivery Date	Gross Unrealized (Depreciation)
*	AUD	952,800	USD	793,405	10/21/2009	$(45,904)
*	CAD	2,007,500	USD	1,862,448	10/21/2009	(12,647)
*	CHF	77,900	USD	73,506	10/21/2009	(1,676)
*	EUR	9,110,700	USD	12,951,640	10/21/2009	(380,382)
*	JPY	317,585,600	USD	3,438,931	10/21/2009	(99,474)
*	NOK	5,353,000	USD	885,336	10/21/2009	(40,897)
*	SEK	12,393,500	USD	1,709,879	10/21/2009	(68,132)
*	SGD	2,668,900	USD	1,872,814	10/21/2009	(21,556)
*	USD	18,160	CHF	18,800	10/21/2009	(16)
*	USD	3,034,258	GBP	1,872,300	10/21/2009	(42,292)
*	USD	564,343	HKD	4,372,700	10/21/2009	(73)
*	USD	478,928	ZAR	3,601,300	10/21/2009	(1,241)
*	ZAR	3,601,300	USD	475,375	10/21/2009	(2,312)
						$(716,602)
Net Unrealized Appreciation (Depreciation)						$(276,399)

*  Represents offsetting or partially offsetting forward currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro Dollar

GBP — Pound Sterling

HKD — Hong Kong Dollar

JPY — Japanese Yen

NOK — Norwegian Krone

SEK — Swedish Krona

SGD — Singapore Dollar

USD — United States Dollar

ZAR — South African Rand

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2009 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock*	$154,722,499	$—	$22,103	$154,744,602
Preferred Stocks	713,540	22,098	—	735,638
Asset Backed Securities	—	6,675,782	20	6,675,802
Convertible Bonds & Notes	—	28,900	—	28,900
U.S. Corporate Bonds & Notes	—	14,178,171	37,588	14,215,759
Foreign Corporate Bonds & Notes	—	1,629,037	—	1,629,037
Foreign Convertible Bonds & Notes	—	21,656	—	21,656
Loans	—	—	12,171	12,171
Municipal Bonds & Notes	—	100,721	—	100,721
U.S. Government Agencies	—	18,433,243	—	18,433,243
Exchange Traded Funds	2,580,008	—	—	2,580,008
Equity Certificates	—	635,405	—	635,405
Rights	—	22,054	—	22,054
Warrants	—	1,245	0	1,245
Short-Term Investment Securities:
Commercial Paper	—	23,998,686	—	23,998,686
U.S. Government Agencies	—	2,999,875	—	2,999,875
U.S. Government Treasuries	5,779,630	4,538,135	—	10,317,765
Repurchase Agreement	—	8,443,000	—	8,443,000
Other Financial Instruments+
Open Futures Contracts - Appreciation	1,856,632	—	—	1,856,632
Open Futures Contracts - Depreciation	(889,796)	—	—	(889,796)
Total Return Swaps Appreciation	—	1,225,197	—	1,225,197
Total Return Swaps Depreciation	—	(260,565)	—	(260,565)
Open Forward Foreign Currency Contracts - Appreciation	—	440,203	—	440,203
Open Forward Foreign Currency Contracts - Depreciation	—	(716,602)	—	(716,602)
Total	$164,762,513	$82,416,241	$71,882	$247,250,636

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

*  Sum of all industries each of which individually has an aggregate market value of less than 5% of net assets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stock	Asset Backed Securities	U.S. Corporate Bonds & Notes	Loans	Warrants
Balance as of 3/31/2009	$20,066	$2,945	$32,154	$6,313	$0
Accrued discounts/premiums	—	—	—	—	—
Realized gain(loss)	—	(13,109)	36	(135)	—
Change in unrealized appreciation(depreciation)	2,037	12,806	6,344	6,054	—
Net purchases(sales)	—	(2,622)	(946)	(61)	—
Transfers in and/or out of Level 3	—	—	—	—	—
Balance as of 9/30/2009	$22,103	$20	$37,588	$12,171	$0

See Notes to Financial Statements

Seasons Series Trust Stock Portfolio

PORTFOLIO PROFILE — September 30, 2009 (unaudited)

Industry Allocation*
Commercial Services-Finance	6.1%
Computers	5.7
Wireless Equipment	5.6
Pharmacy Services	5.2
Diversified Banking Institutions	4.5
Web Portals/ISP	4.4
E-Commerce/Products	4.1
Diversified Manufacturing Operations	3.6
Oil Companies-Integrated	3.4
Medical-Biomedical/Gene	2.7
Retail-Discount	2.2
Applications Software	2.2
Oil-Field Services	2.2
Networking Products	2.1
Banks-Fiduciary	2.0
Banks-Super Regional	1.9
Investment Management/Advisor Services	1.9
Medical-Drugs	1.9
Retail-Auto Parts	1.6
Beverages-Non-alcoholic	1.6
Cosmetics & Toiletries	1.5
Medical Instruments	1.5
Multimedia	1.5
Retail-Restaurants	1.4
Registered Investment Companies	1.4
Industrial Gases	1.4
Electronic Components-Semiconductors	1.3
Transport-Services	1.3
E-Commerce/Services	1.2
Internet Security	1.1
Semiconductor Components-Integrated Circuits	1.0
Internet Application Software	1.0
Medical-Wholesale Drug Distribution	1.0
Computer Services	0.9
Retail-Drug Store	0.9
Agricultural Chemicals	0.9
Athletic Footwear	0.9
Diversified Minerals	0.8
Finance-Credit Card	0.8
Medical Products	0.8
Metal Processors & Fabrication	0.8
Retail-Building Products	0.7
Medical-HMO	0.7
Industrial Audio & Video Products	0.7
Oil Field Machinery & Equipment	0.7
Finance-Investment Banker/Broker	0.6
Medical-Generic Drugs	0.6
Oil Companies-Exploration & Production	0.6
Food-Misc.	0.6
Auto-Heavy Duty Trucks	0.6
Finance-Other Services	0.6
Computer Aided Design	0.6
Hotels/Motels	0.6
Non-Hazardous Waste Disposal	0.5
Schools	0.5
Retail-Regional Department Stores	0.5
Aerospace/Defense	0.5
Casino Hotels	0.5
Cellular Telecom	0.4
Electronic Components-Misc.	0.4

Machinery-Farming	0.3%
Engineering/R&D Services	0.3
Retail-Automobile	0.2
Cruise Lines	0.2
Transport-Rail	0.2
Commercial Services	0.1
Distribution/Wholesale	0.1
Gold Mining	0.1
100.7%

*  Calculated as a percentage of net assets

Seasons Series Trust Stock Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK — 98.0%
Aerospace/Defense — 0.5%
Lockheed Martin Corp.	11,300	$882,304
Agricultural Chemicals — 0.9%
Monsanto Co.	21,800	1,687,320
Applications Software — 2.2%
Microsoft Corp.	127,950	3,312,625
Salesforce.com, Inc.†	17,000	967,810
		4,280,435
Athletic Footwear — 0.9%
NIKE, Inc., Class B	25,300	1,636,910
Auto-Heavy Duty Trucks — 0.6%
PACCAR, Inc.	30,200	1,138,842
Banks-Fiduciary — 2.0%
Northern Trust Corp.	22,600	1,314,416
State Street Corp.	46,900	2,466,940
		3,781,356
Banks-Super Regional — 1.9%
PNC Financial Services Group, Inc.	23,700	1,151,583
US Bancorp	50,200	1,097,372
Wells Fargo & Co.	52,100	1,468,178
		3,717,133
Beverages-Non-alcoholic — 1.6%
PepsiCo, Inc.	51,000	2,991,660
Casino Hotels — 0.5%
MGM Mirage†	50,500	608,020
Wynn Macau, Ltd.†	193,600	251,803
		859,823
Cellular Telecom — 0.4%
Leap Wireless International, Inc.†	18,800	367,540
MetroPCS Communications, Inc.†	47,600	445,536
		813,076
Commercial Services — 0.1%
Quanta Services, Inc.†	12,100	267,773
Commercial Services-Finance — 6.1%
Automatic Data Processing, Inc.	32,400	1,273,320
Companhia Brasileira de Meios de Pagamento	143,900	1,427,953
Mastercard, Inc., Class A	10,300	2,082,145
The Western Union Co.	131,100	2,480,412
Visa, Inc., Class A	62,900	4,347,019
		11,610,849
Computer Aided Design — 0.6%
Autodesk, Inc.†	46,400	1,104,320
Computer Services — 0.9%
Accenture PLC, Class A	48,600	1,811,322
Computers — 5.7%
Apple, Inc.†	59,200	10,973,904
Cosmetics & Toiletries — 1.5%
The Procter & Gamble Co.	50,092	2,901,329
Cruise Lines — 0.2%
Carnival Corp.(1)	12,400	412,672
Distribution/Wholesale — 0.1%
Fastenal Co.	5,200	201,240

Security Description	Shares	Market Value (Note 2)
Diversified Banking Institutions — 4.5%
Bank of America Corp.	110,000	$1,861,200
JPMorgan Chase & Co.	69,700	3,054,254
Morgan Stanley	39,800	1,229,024
The Goldman Sachs Group, Inc.	13,100	2,414,985
		8,559,463
Diversified Manufacturing Operations — 3.6%
3M Co.	15,100	1,114,380
Danaher Corp.	85,200	5,735,664
		6,850,044
Diversified Minerals — 0.8%
BHP Billiton, Ltd.	47,100	1,567,742
E-Commerce/Products — 4.1%
Amazon.com, Inc.†	83,600	7,804,896
E-Commerce/Services — 1.2%
Expedia, Inc.†	59,159	1,416,858
priceline.com, Inc.†	5,700	945,174
		2,362,032
Electronic Components-Misc. — 0.4%
Toshiba Corp.†	145,000	760,820
Electronic Components-Semiconductors — 1.3%
Broadcom Corp., Class A†	33,300	1,021,977
Intel Corp.	45,000	880,650
Samsung Electronics Co., Ltd.	972	672,336
		2,574,963
Engineering/R&D Services — 0.3%
McDermott International, Inc.†	21,800	550,886
Finance-Credit Card — 0.8%
American Express Co.	45,400	1,539,060
Finance-Investment Banker/Broker — 0.6%
The Charles Schwab Corp.	64,700	1,239,005
Finance-Other Services — 0.6%
IntercontinentalExchange, Inc.†	11,400	1,107,966
Food-Misc. — 0.6%
Nestle SA	28,195	1,201,478
Gold Mining — 0.1%
Agnico-Eagle Mines, Ltd.	2,400	162,840
Hotel/Motels — 0.6%
Marriott International, Inc., Class A	39,795	1,097,944
Industrial Audio & Video Products — 0.7%
Dolby Laboratories, Inc., Class A†	34,800	1,329,012
Industrial Gases — 1.4%
Praxair, Inc.	32,300	2,638,587
Internet Application Software — 1.0%
Tencent Holdings, Ltd.	120,800	1,953,051
Internet Security — 1.1%
McAfee, Inc.†	48,300	2,115,057
Investment Management/Advisor Services — 1.9%
BlackRock, Inc.	3,100	672,142
Franklin Resources, Inc.	10,200	1,026,120
Invesco, Ltd.	87,300	1,986,948
		3,685,210
Machinery-Farming — 0.3%
Deere & Co.	14,800	635,216

Seasons Series Trust Stock Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Medical Instruments — 1.5%
Intuitive Surgical, Inc.†	7,200	$1,888,200
St. Jude Medical, Inc.†	25,700	1,002,557
		2,890,757
Medical Products — 0.8%
Covidien PLC	13,525	585,091
Stryker Corp.	20,900	949,487
		1,534,578
Medical-Biomedical/Gene — 2.7%
Celgene Corp.†	19,100	1,067,690
Gilead Sciences, Inc.†	80,200	3,735,716
Illumina, Inc.†	9,500	403,750
		5,207,156
Medical-Drugs — 1.9%
Allergan, Inc.	42,900	2,435,004
Elan Corp. PLC ADR†	69,400	493,434
Novo Nordisk A/S, Class B	10,333	646,949
		3,575,387
Medical-Generic Drugs — 0.6%
Teva Pharmaceutical Industries, Ltd. ADR	24,500	1,238,720
Medical-HMO — 0.7%
WellPoint, Inc.†	29,600	1,401,856
Medical-Wholesale Drug Distribution — 1.0%
McKesson Corp.	32,700	1,947,285
Metal Processors & Fabrication — 0.8%
Precision Castparts Corp.	14,800	1,507,676
Multimedia — 1.5%
The McGraw-Hill Cos., Inc.	77,000	1,935,780
The Walt Disney Co.	30,900	848,514
		2,784,294
Networking Products — 2.1%
Cisco Systems, Inc.†	105,900	2,492,886
Juniper Networks, Inc.†	60,100	1,623,902
		4,116,788
Non-Hazardous Waste Disposal — 0.5%
Republic Services, Inc.	39,100	1,038,887
Oil Companies-Exploration & Production — 0.6%
EOG Resources, Inc.	14,700	1,227,597
Oil Companies-Integrated — 2.1%
Exxon Mobil Corp.	24,734	1,697,000
Murphy Oil Corp.	16,400	944,148
Suncor Energy, Inc.	38,000	1,313,280
		3,954,428
Oil Field Machinery & Equipment — 0.7%
Cameron International Corp.†	33,200	1,255,624
Oil-Field Services — 2.2%
Schlumberger, Ltd.	53,700	3,200,520
Smith International, Inc.	36,500	1,047,550
		4,248,070
Pharmacy Services — 5.2%
Express Scripts, Inc.†	47,100	3,654,018

Security Description	Shares	Market Value (Note 2)
Pharmacy Services (continued)
Medco Health Solutions, Inc.†	114,000	$6,305,340
		9,959,358
Retail-Auto Parts — 1.6%
AutoZone, Inc.†	16,200	2,368,764
O'Reilly Automotive, Inc.†	19,100	690,274
		3,059,038
Retail-Automobile — 0.2%
CarMax, Inc.†	21,500	449,350
Retail-Building Products — 0.7%
Lowe's Cos., Inc.	67,100	1,405,074
Retail-Discount — 2.2%
Costco Wholesale Corp.	27,200	1,535,712
Dollar Tree, Inc.†	13,800	671,784
Wal-Mart Stores, Inc.	42,700	2,096,143
		4,303,639
Retail-Drug Store — 0.9%
CVS Caremark Corp.	48,181	1,721,989
Retail-Regional Department Stores — 0.5%
Kohl's Corp.†	15,600	889,980
Retail-Restaurants — 1.4%
Starbucks Corp.†	76,000	1,569,400
Yum! Brands, Inc.	32,500	1,097,200
		2,666,600
Schools — 0.5%
Apollo Group, Inc., Class A†	13,700	1,009,279
Semiconductor Components-Integrated Circuits — 1.0%
Marvell Technology Group, Ltd.†	123,500	1,999,465
Telecom Services — 0.0%
Bharti Airtel, Ltd.	2,056	17,897
Transport-Rail — 0.2%
Union Pacific Corp.	6,000	350,100
Transport-Services — 1.3%
Expeditors International of Washington, Inc.	36,600	1,286,490
United Parcel Service, Inc., Class B	21,200	1,197,164
		2,483,654
Web Portals/ISP — 4.4%
Google, Inc., Class A†	17,000	8,429,450
Wireless Equipment — 5.6%
American Tower Corp., Class A†	185,700	6,759,480
QUALCOMM, Inc.	88,600	3,985,228
		10,744,708
Total Common Stock (cost $170,934,935)		188,226,224
PREFERRED STOCK — 1.3%
Oil Companies-Integrated — 1.3%
Petroleo Brasileiro SA ADR (cost $2,398,939)	63,300	2,488,324
Total Long-Term Investment Securities (cost $173,333,874)		190,714,548

Seasons Series Trust Stock Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
SHORT-TERM INVESTMENT SECURITY — 1.4%
Registered Investment Company — 1.4%
T. Rowe Price Reserve Investment Fund (cost $2,640,271)	2,640,271	$2,640,271
TOTAL INVESTMENTS (cost $175,974,145)(2)	100.7%	193,354,819
Liabilities in excess of other assets	(0.7)	(1,429,257)
NET ASSETS	100.0%	$191,925,562

†  Non-income producing security

(1)  Consists of more than one type of securities traded together as a unit.

(2)  See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2009 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock
Commercial Services - Finance	$11,610,849	$—	$—	$11,610,849
Computers	10,973,904	—	—	10,973,904
Pharmacy Services	9,959,358	—	—	9,959,358
Wireless Equipment	10,744,708	—	—	10,744,708
Other Industries*	144,937,405	—	—	144,937,405
Preferred Stock	2,488,324	—	—	2,488,324
Short-Term Investment Securities:
Registered Investment Companies	—	2,640,271	—	2,640,271
Total	$190,714,548	$2,640,271	$—	$193,354,819

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

See Notes to Financial Statements

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO PROFILE — September 30, 2009 (unaudited)

Industry Allocation*
Computers	11.8%
Medical-Biomedical/Gene	6.1
Oil Companies-Integrated	5.1
Networking Products	4.0
Medical Products	3.4
Wireless Equipment	3.2
Diversified Banking Institutions	3.2
Enterprise Software/Service	3.0
Cosmetics & Toiletries	2.9
Applications Software	2.7
Beverages-Non-alcoholic	2.5
Web Portals/ISP	2.5
Oil-Field Services	2.0
Oil Companies-Exploration & Production	1.9
Retail-Discount	1.9
Medical-Drugs	1.9
Commercial Services-Finance	1.8
Retail-Drug Store	1.7
Finance-Other Services	1.6
Engineering/R&D Services	1.6
Agricultural Chemicals	1.3
Brewery	1.3
Electronic Components-Semiconductors	1.3
Metal Processors & Fabrication	1.2
Repurchase Agreements	1.2
Optical Supplies	1.1
Medical Instruments	1.1
Retail-Building Products	1.0
Pharmacy Services	0.9
Index Fund	0.9
Transport-Services	0.8
Web Hosting/Design	0.8
Multimedia	0.8
Hotels/Motels	0.7
Retail-Restaurants	0.7
Medical-HMO	0.7
Diversified Manufacturing Operations	0.7
Real Estate Management/Services	0.7
Insurance-Multi-line	0.6
Finance-Investment Banker/Broker	0.6
Industrial Gases	0.6
Aerospace/Defense-Equipment	0.5
Computer Services	0.5
Diversified Minerals	0.5
Instruments-Scientific	0.5
Retail-Office Supplies	0.5
Food-Misc.	0.5
Commercial Services	0.5
Apparel Manufacturers	0.5
Energy-Alternate Sources	0.5
Vitamins & Nutrition Products	0.5
Aerospace/Defense	0.4
Cable/Satellite TV	0.4
Electronic Connectors	0.4
Oil Field Machinery & Equipment	0.4
Entertainment Software	0.4
Agricultural Operations	0.4
Savings & Loans/Thrifts	0.4
Telecom Services	0.4
Retail-Regional Department Stores	0.4

Disposable Medical Products	0.4%
Soap & Cleaning Preparation	0.3
Transport-Rail	0.3
Medical-Generic Drugs	0.3
Banks-Fiduciary	0.3
Computers-Memory Devices	0.3
Telecom Equipment-Fiber Optics	0.3
Chemicals-Diversified	0.2
Finance-Credit Card	0.2
Machinery-Construction & Mining	0.2
Cellular Telecom	0.2
E-Commerce/Products	0.2
Banks-Commercial	0.2
Finance-Consumer Loans	0.2
E-Commerce/Services	0.2
Metal-Copper	0.2
Athletic Footwear	0.2
Investment Management/Advisor Services	0.2
Insurance-Property/Casualty	0.1
Retail-Major Department Stores	0.1
Electric Products-Misc.	0.1
Electronic Forms	0.1
Chemicals-Specialty	0.1
Oil & Gas Drilling	0.1
Internet Security	0.1
Consumer Products-Misc.	0.1
Steel-Producers	0.1
Food-Wholesale/Distribution	0.1
Coal	0.1
Electronic Measurement Instruments	0.1
Semiconductor Equipment	0.1
Auto-Heavy Duty Trucks	0.1
Insurance-Life/Health	0.1
Medical Labs & Testing Services	0.1
Data Processing/Management	0.1
Schools	0.1
Retail-Apparel/Shoe	0.1
Machinery-Farming	0.1
Retail-Bedding	0.1
Retail-Consumer Electronics	0.1
Gold Mining	0.1
Retail-Auto Parts	0.1
Distribution/Wholesale	0.1
Advertising Agencies	0.1
Containers-Metal/Glass	0.1
Electronics-Military	0.1
99.6%

*  Calculated as a percentage of net assets

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK — 97.1%
Advertising Agencies — 0.1%
Omnicom Group, Inc.	3,150	$116,361
Aerospace/Defense — 0.4%
Boeing Co.	5,851	316,832
General Dynamics Corp.	3,650	235,790
Lockheed Martin Corp.	5,305	414,214
Rockwell Collins, Inc.	2,666	135,433
		1,102,269
Aerospace/Defense-Equipment — 0.5%
United Technologies Corp.	22,064	1,344,360
Agricultural Chemicals — 1.3%
CF Industries Holdings, Inc.	549	47,341
Monsanto Co.	42,155	3,262,797
Syngenta AG	207	47,560
		3,357,698
Agricultural Operations — 0.4%
Bunge, Ltd.	15,125	946,976
Airlines — 0.0%
Southwest Airlines Co.	4,890	46,944
Apparel Manufacturers — 0.5%
Coach, Inc.	34,715	1,142,818
Polo Ralph Lauren Corp.	557	42,677
		1,185,495
Applications Software — 2.7%
Citrix Systems, Inc.†	2,043	80,147
Compuware Corp.†	4,017	29,445
Intuit, Inc.†	5,169	147,316
Microsoft Corp.	249,203	6,451,866
Red Hat, Inc.†	3,179	87,867
Salesforce.com, Inc.†	1,704	97,009
		6,893,650
Athletic Footwear — 0.2%
NIKE, Inc., Class B	6,407	414,533
Audio/Video Products — 0.0%
Harman International Industries, Inc.	633	21,446
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	5,936	223,847
Banks-Commercial — 0.2%
First Horizon National Corp.†	1,627	21,525
Standard Chartered PLC	18,908	465,959
		487,484
Banks-Fiduciary — 0.3%
Northern Trust Corp.	9,888	575,086
State Street Corp.	3,692	194,199
		769,285
Beverages-Non-alcoholic — 2.5%
Dr. Pepper Snapple Group, Inc.†	2,620	75,325
Pepsi Bottling Group, Inc.	1,291	47,044
PepsiCo, Inc.	58,696	3,443,108
The Coca-Cola Co.	48,959	2,629,098
		6,194,575

Security Description	Shares	Market Value (Note 2)
Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class B	1,059	$51,065
Constellation Brands, Inc., Class A†	1,411	21,377
		72,442
Brewery — 1.3%
Anheuser-Busch InBev NV	72,722	3,320,763
Broadcast Services/Program — 0.0%
Scripps Networks Interactive, Inc., Class A	679	25,089
Building-Residential/Commercial — 0.0%
D.R. Horton, Inc.	1,586	18,096
KB Home	738	12,258
Pulte Homes, Inc.	2,619	28,783
		59,137
Cable/Satellite TV — 0.4%
Comcast Corp., Class A	54,027	912,516
The DIRECTV Group, Inc.†	3,193	88,063
Time Warner Cable, Inc.	2,133	91,911
		1,092,490
Casino Hotels — 0.0%
Wynn Resorts, Ltd.†	1,166	82,658
Cellular Telecom — 0.2%
America Movil SAB de CV, Series L ADR	11,240	492,649
MetroPCS Communications, Inc.†	1,763	16,502
		509,151
Chemicals-Diversified — 0.2%
FMC Corp.	1,226	68,962
Israel Chemicals, Ltd.	41,866	479,072
		548,034
Chemicals-Specialty — 0.1%
Ecolab, Inc.	3,832	177,153
International Flavors & Fragrances, Inc.	761	28,865
Sigma-Aldrich Corp.	1,380	74,492
		280,510
Coal — 0.1%
CONSOL Energy, Inc.	2,884	130,097
Peabody Energy Corp.	2,821	104,998
		235,095
Coatings/Paint — 0.0%
The Sherwin-Williams Co.	1,521	91,503
Commercial Services — 0.5%
Iron Mountain, Inc.†	43,607	1,162,563
Quanta Services, Inc.†	1,207	26,711
		1,189,274
Commercial Services-Finance — 1.8%
Automatic Data Processing, Inc.	4,209	165,414
Equifax, Inc.	2,137	62,272
Global Payments, Inc.	19,950	931,665
Mastercard, Inc., Class A	1,574	318,184
Moody's Corp.	1,260	25,779
Paychex, Inc.	5,163	149,985

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Commercial Services-Finance (continued)
The Western Union Co.	78,229	$1,480,093
Total System Services, Inc.	3,334	53,711
Visa, Inc., Class A	20,870	1,442,326
		4,629,429
Computer Aided Design — 0.0%
Autodesk, Inc.†	3,550	84,490
Computer Services — 0.5%
Affiliated Computer Services, Inc., Class A†	1,073	58,124
Cognizant Technology Solutions Corp., Class A†	32,200	1,244,852
		1,302,976
Computers — 11.8%
Apple, Inc.†	102,367	18,975,771
Dell, Inc.†	28,339	432,453
Hewlett-Packard Co.	25,288	1,193,846
International Business Machines Corp.	15,252	1,824,292
Research In Motion, Ltd.†	106,815	7,215,353
		29,641,715
Computers-Integrated Systems — 0.0%
Teradata Corp.†	1,423	39,161
Computers-Memory Devices — 0.3%
EMC Corp.†	22,317	380,282
NetApp, Inc.†	5,373	143,352
SanDisk Corp.†	3,488	75,689
Western Digital Corp.†	3,575	130,595
		729,918
Computers-Periphery Equipment — 0.0%
Lexmark International, Inc., Class A†	1,320	28,433
Consumer Products-Misc. — 0.1%
Kimberly-Clark Corp.	4,275	252,139
Containers-Metal/Glass — 0.1%
Ball Corp.	1,592	78,326
Owens-Illinois, Inc.†	712	26,273
		104,599
Containers-Paper/Plastic — 0.0%
Pactiv Corp.†	1,138	29,645
Sealed Air Corp.	1,638	32,154
		61,799
Cosmetics & Toiletries — 2.9%
Avon Products, Inc.	34,248	1,163,062
Colgate-Palmolive Co.	19,640	1,498,139
The Estee Lauder Cos., Inc., Class A	1,996	74,012
The Procter & Gamble Co.	77,995	4,517,470
		7,252,683
Data Processing/Management — 0.1%
Dun & Bradstreet Corp.	892	67,185
Fiserv, Inc.†	2,449	118,042
		185,227
Dental Supplies & Equipment — 0.0%
Dentsply International, Inc.	1,231	42,519
Patterson Cos., Inc.†	1,572	42,837
		85,356

Security Description	Shares	Market Value (Note 2)
Dialysis Centers — 0.0%
DaVita, Inc.†	1,759	$99,630
Disposable Medical Products — 0.4%
C.R. Bard, Inc.	10,929	859,129
Distribution/Wholesale — 0.1%
Fastenal Co.	2,029	78,522
WW Grainger, Inc.	466	41,642
		120,164
Diversified Banking Institutions — 3.2%
JPMorgan Chase & Co.	70,650	3,095,883
Morgan Stanley	37,770	1,166,338
The Goldman Sachs Group, Inc.	20,536	3,785,811
		8,048,032
Diversified Manufacturing Operations — 0.7%
3M Co.	11,514	849,733
Danaher Corp.	9,430	634,828
Illinois Tool Works, Inc.	3,137	133,981
ITT Corp.	1,602	83,544
Parker Hannifin Corp.	1,344	69,673
		1,771,759
Diversified Minerals — 0.5%
Vale SA ADR	56,045	1,296,321
Diversified Operations — 0.0%
Leucadia National Corp.†	1,896	46,869
E-Commerce/Products — 0.2%
Amazon.com, Inc.†	5,451	508,905
E-Commerce/Services — 0.2%
eBay, Inc.†	18,444	435,463
Expedia, Inc.†	1,531	36,667
		472,130
Electric Products-Misc. — 0.1%
Emerson Electric Co.	7,425	297,594
Electronic Components-Semiconductors — 1.3%
Advanced Micro Devices, Inc.†	3,509	19,861
Altera Corp.	4,580	93,936
Broadcom Corp., Class A†	45,267	1,389,244
Intel Corp.	44,129	863,604
LSI Corp.†	4,189	22,998
MEMC Electronic Materials, Inc.†	3,780	62,861
National Semiconductor Corp.	3,958	56,481
NVIDIA Corp.†	5,836	87,715
QLogic Corp.†	1,278	21,982
Texas Instruments, Inc.	20,757	491,733
Xilinx, Inc.	2,707	63,398
		3,173,813
Electronic Connectors — 0.4%
Amphenol Corp., Class A	27,864	1,049,916
Electronic Forms — 0.1%
Adobe Systems, Inc.†	8,633	285,234
Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.†	5,556	154,624
FLIR Systems, Inc.†	2,562	71,659
		226,283
Electronics-Military — 0.1%
L-3 Communications Holdings, Inc.	1,281	102,890

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Energy-Alternate Sources — 0.5%
First Solar, Inc.†	7,435	$1,136,514
Engineering/R&D Services — 1.6%
ABB, Ltd.†	172,680	3,465,931
ABB, Ltd. ADR†	20,170	404,207
Fluor Corp.	1,343	68,291
Jacobs Engineering Group, Inc.†	1,173	53,899
		3,992,328
Engines-Internal Combustion — 0.0%
Cummins, Inc.	2,277	102,032
Enterprise Software/Service — 3.0%
BMC Software, Inc.†	3,111	116,756
CA, Inc.	3,972	87,344
Novell, Inc.†	2,991	13,489
Oracle Corp.	353,363	7,364,085
		7,581,674
Entertainment Software — 0.4%
Electronic Arts, Inc.†	50,802	967,778
Filtration/Separation Products — 0.0%
Pall Corp.	957	30,892
Finance-Consumer Loans — 0.2%
SLM Corp.†	54,367	474,080
Finance-Credit Card — 0.2%
American Express Co.	13,079	443,378
Discover Financial Services	5,345	86,749
		530,127
Finance-Investment Banker/Broker — 0.6%
E*TRADE Financial Corp.†	7,524	13,167
The Charles Schwab Corp.	80,738	1,546,133
		1,559,300
Finance-Other Services — 1.6%
CME Group, Inc.	12,552	3,868,401
IntercontinentalExchange, Inc.†	1,154	112,157
NYSE Euronext	4,123	119,114
The NASDAQ OMX Group, Inc.†	1,368	28,796
		4,128,468
Financial Guarantee Insurance — 0.0%
MBIA, Inc.†	1,363	10,577
Food-Confectionery — 0.0%
The Hershey Co.	2,599	100,997
Food-Dairy Products — 0.0%
Dean Foods Co.†	2,012	35,793
Food-Meat Products — 0.0%
Hormel Foods Corp.	519	18,435
Food-Misc. — 0.5%
Campbell Soup Co.	3,012	98,251
General Mills, Inc.	2,838	182,710
H.J. Heinz Co.	2,942	116,945
Kellogg Co.	4,172	205,388
Kraft Foods, Inc., Class A	22,910	601,846
McCormick & Co., Inc.	1,215	41,237
		1,246,377

Security Description	Shares	Market Value (Note 2)
Food-Retail — 0.0%
The Kroger Co.	4,406	$90,940
Food-Wholesale/Distribution — 0.1%
Sysco Corp.	9,679	240,523
Gold Mining — 0.1%
Newmont Mining Corp.	3,049	134,217
Hazardous Waste Disposal — 0.0%
Stericycle, Inc.†	892	43,217
Hotels/Motels — 0.7%
Marriott International, Inc., Class A	34,831	960,987
Starwood Hotels & Resorts Worldwide, Inc.	26,600	878,598
		1,839,585
Human Resources — 0.0%
Monster Worldwide, Inc.†	766	13,390
Robert Half International, Inc.	2,271	56,820
		70,210
Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc.	2,216	94,402
Industrial Gases — 0.6%
Airgas, Inc.	759	36,713
Praxair, Inc.	17,001	1,388,811
		1,425,524
Instruments-Scientific — 0.5%
Thermo Fisher Scientific, Inc.†	27,202	1,187,911
Waters Corp.†	1,615	90,214
		1,278,125
Insurance Brokers — 0.0%
Aon Corp.	1,857	75,561
Insurance-Life/Health — 0.1%
Aflac, Inc.	4,236	181,047
Torchmark Corp.	616	26,753
		207,800
Insurance-Multi-line — 0.6%
ACE, Ltd.†	28,075	1,500,889
Loews Corp.	2,351	80,522
		1,581,411
Insurance-Property/Casualty — 0.1%
Chubb Corp.	2,793	140,795
The Progressive Corp.†	11,001	182,397
		323,192
Internet Infrastructure Software — 0.0%
Akamai Technologies, Inc.†	2,915	57,367
Internet Security — 0.1%
McAfee, Inc.†	1,303	57,059
Symantec Corp.†	7,475	123,113
VeriSign, Inc.†	3,261	77,253
		257,425
Investment Management/Advisor Services — 0.2%
Federated Investors, Inc., Class B	1,047	27,609
Franklin Resources, Inc.	2,453	246,772
T. Rowe Price Group, Inc.	2,856	130,519
		404,900

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Linen Supply & Related Items — 0.0%
Cintas Corp.	1,067	$32,341
Machinery-Construction & Mining — 0.2%
Caterpillar, Inc.	10,266	526,954
Machinery-Farming — 0.1%
Deere & Co.	3,968	170,307
Medical Information Systems — 0.0%
IMS Health, Inc.	3,084	47,339
Medical Instruments — 1.1%
Boston Scientific Corp.†	8,702	92,154
Intuitive Surgical, Inc.†	608	159,448
Medtronic, Inc.	18,238	671,159
St. Jude Medical, Inc.†	44,438	1,733,526
		2,656,287
Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings†	1,705	112,018
Quest Diagnostics, Inc.	1,583	82,617
		194,635
Medical Products — 3.4%
Baxter International, Inc.	37,196	2,120,544
Becton, Dickinson & Co.	2,112	147,312
CareFusion Corp.†	1,431	31,196
Hospira, Inc.†	1,280	57,088
Johnson & Johnson	85,563	5,209,931
Stryker Corp.	4,602	209,069
Varian Medical Systems, Inc.†	1,936	81,563
Zimmer Holdings, Inc.†	14,351	767,061
		8,623,764
Medical-Biomedical/Gene — 6.1%
Amgen, Inc.†	16,674	1,004,275
Biogen Idec, Inc.†	16,776	847,523
Celgene Corp.†	99,080	5,538,572
Charles River Laboratories International, Inc.†	25,650	948,537
Genzyme Corp.†	2,282	129,458
Gilead Sciences, Inc.†	147,177	6,855,505
Life Technologies Corp.†	1,342	62,470
Millipore Corp.†	517	36,361
		15,422,701
Medical-Drugs — 1.9%
Abbott Laboratories	12,962	641,230
Allergan, Inc.	2,407	136,621
Cephalon, Inc.†	581	33,837
Forest Laboratories, Inc.†	4,823	141,989
King Pharmaceuticals, Inc.†	1,762	18,977
Merck & Co., Inc.	39,020	1,234,203
Roche Holding AG	8,401	1,357,877
Shire PLC ADR	9,150	478,453
Wyeth	12,496	607,056
		4,650,243

Security Description	Shares	Market Value (Note 2)
Medical-Generic Drugs — 0.3%
Mylan, Inc.†	2,685	$42,987
Teva Pharmaceutical Industries, Ltd. ADR	14,360	726,042
Watson Pharmaceuticals, Inc.†	608	22,277
		791,306
Medical-HMO — 0.7%
Aetna, Inc.	3,431	95,485
Coventry Health Care, Inc.†	1,669	33,313
Humana, Inc.†	1,693	63,149
UnitedHealth Group, Inc.	57,192	1,432,088
WellPoint, Inc.†	3,468	164,244
		1,788,279
Metal Processors & Fabrication — 1.2%
Precision Castparts Corp.	30,356	3,092,366
Metal-Copper — 0.2%
Freeport-McMoRan Copper & Gold, Inc.†	6,807	467,028
Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	2,301	52,923
Multimedia — 0.8%
News Corp., Class A	39,980	479,360
The McGraw-Hill Cos., Inc.	5,013	126,027
The Walt Disney Co.	11,936	327,763
Viacom, Inc., Class B†	34,051	954,790
		1,887,940
Networking Products — 4.0%
Cisco Systems, Inc.†	428,352	10,083,406
Juniper Networks, Inc.†	3,280	88,626
		10,172,032
Non-Ferrous Metals — 0.0%
Titanium Metals Corp.	1,435	13,762
Non-Hazardous Waste Disposal — 0.0%
Republic Services, Inc.	2,943	78,195
Office Automation & Equipment — 0.0%
Pitney Bowes, Inc.	2,276	56,559
Oil & Gas Drilling — 0.1%
Diamond Offshore Drilling, Inc.	764	72,977
ENSCO International, Inc.	2,213	94,141
Nabors Industries, Ltd.†	4,406	92,086
		259,204
Oil Companies-Exploration & Production — 1.9%
Anadarko Petroleum Corp.	8,058	505,478
Apache Corp.	5,511	506,075
Cabot Oil & Gas Corp.	1,753	62,670
Chesapeake Energy Corp.	10,547	299,535
Denbury Resources, Inc.†	4,218	63,818
Devon Energy Corp.	7,287	490,634
EOG Resources, Inc.	8,781	733,301
EQT Corp.	1,461	62,239
Noble Energy, Inc.	1,495	98,610
Occidental Petroleum Corp.	14,783	1,158,987
Pioneer Natural Resources Co.	1,129	40,971
Questar Corp.	2,723	102,276
Range Resources Corp.	2,499	123,351

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Oil Companies-Exploration & Production (continued)
Southwestern Energy Co.†	3,670	$156,636
XTO Energy, Inc.	9,535	393,986
		4,798,567
Oil Companies-Integrated — 4.7%
Chevron Corp.	32,854	2,313,907
ConocoPhillips	15,530	701,335
Exxon Mobil Corp.	78,783	5,405,302
Hess Corp.	4,775	255,272
Marathon Oil Corp.	7,057	225,118
Murphy Oil Corp.	3,092	178,006
Petroleo Brasileiro SA ADR	34,385	1,578,271
Suncor Energy, Inc.	32,830	1,134,605
		11,791,816
Oil Field Machinery & Equipment — 0.4%
Cameron International Corp.†	19,050	720,471
FMC Technologies, Inc.†	2,071	108,189
National-Oilwell Varco, Inc.†	4,243	183,001
		1,011,661
Oil Refining & Marketing — 0.0%
Sunoco, Inc.	1,977	56,246
Oil-Field Services — 2.0%
Baker Hughes, Inc.	5,053	215,561
BJ Services Co.	4,526	87,940
Halliburton Co.	34,439	933,986
Schlumberger, Ltd.	61,018	3,636,673
Smith International, Inc.	3,443	98,814
		4,972,974
Optical Supplies — 1.1%
Alcon, Inc.	20,260	2,809,454
Pharmacy Services — 0.9%
Express Scripts, Inc.†	26,513	2,056,878
Medco Health Solutions, Inc.†	2,741	151,605
		2,208,483
Real Estate Investment Trusts — 0.0%
Ventas, Inc.	1,429	55,016
Real Estate Management/Services — 0.7%
CB Richard Ellis Group, Inc., Class A†	149,891	1,759,720
Retail-Apparel/Shoe — 0.1%
Abercrombie & Fitch Co., Class A	1,487	48,892
Nordstrom, Inc.	1,616	49,353
The Gap, Inc.	3,583	76,676
		174,921
Retail-Auto Parts — 0.1%
AutoZone, Inc.†	545	79,690
O'Reilly Automotive, Inc.†	1,434	51,825
		131,515
Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc.†	4,226	158,644
Retail-Building Products — 1.0%
Home Depot, Inc.	17,658	470,409
Lowe's Cos., Inc.	97,814	2,048,225
		2,518,634

Security Description	Shares	Market Value (Note 2)
Retail-Computer Equipment — 0.0%
GameStop Corp., Class A†	2,785	$73,719
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	3,312	124,266
RadioShack Corp.	1,397	23,149
		147,415
Retail-Discount — 1.9%
Big Lots, Inc.†	601	15,037
Costco Wholesale Corp.	27,088	1,529,388
Family Dollar Stores, Inc.	1,394	36,802
Target Corp.	44,625	2,083,095
Wal-Mart Stores, Inc.	22,264	1,092,940
		4,757,262
Retail-Drug Store — 1.7%
CVS Caremark Corp.	105,922	3,785,652
Walgreen Co.	9,500	355,965
		4,141,617
Retail-Major Department Stores — 0.1%
Sears Holdings Corp.†	844	55,122
TJX Cos., Inc.	6,950	258,192
		313,314
Retail-Office Supplies — 0.5%
Staples, Inc.	53,791	1,249,027
Retail-Regional Department Stores — 0.4%
Kohl's Corp.†	15,902	907,209
Retail-Restaurants — 0.7%
McDonald's Corp.	22,894	1,306,561
Starbucks Corp.†	12,074	249,328
Yum! Brands, Inc.	7,650	258,264
		1,814,153
Savings & Loans/Thrifts — 0.4%
Hudson City Bancorp, Inc.	4,945	65,027
People's United Financial, Inc.	56,020	871,671
		936,698
Schools — 0.1%
Apollo Group, Inc., Class A†	2,049	150,950
DeVry, Inc.	513	28,379
		179,329
Semiconductor Equipment — 0.1%
Applied Materials, Inc.	15,601	209,053
Novellus Systems, Inc.†	710	14,896
		223,949
Soap & Cleaning Preparation — 0.3%
Reckitt Benckiser Group PLC	16,769	819,526
Steel-Producers — 0.1%
Nucor Corp.	5,157	242,431
Steel-Specialty — 0.0%
Allegheny Technologies, Inc.	1,028	35,970
Telecom Equipment-Fiber Optics — 0.3%
Corning, Inc.	45,135	691,017
Telecom Services — 0.4%
TW Telecom, Inc.†	68,020	914,869

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Telecommunication Equipment — 0.0%
Harris Corp.	2,216	$83,322
Tellabs, Inc.†	2,613	18,082
		101,404
Telephone-Integrated — 0.0%
Sprint Nextel Corp.†	17,020	67,229
Tools-Hand Held — 0.0%
Black & Decker Corp.	1,017	47,077
Transport-Rail — 0.3%
Burlington Northern Santa Fe Corp.	8,645	690,130
Norfolk Southern Corp.	2,559	110,319
		800,449
Transport-Services — 0.8%
C.H. Robinson Worldwide, Inc.	2,709	156,445
Expeditors International of Washington, Inc.	3,364	118,245
FedEx Corp.	2,587	194,594
United Parcel Service, Inc., Class B	26,341	1,487,476
		1,956,760
Vitamins & Nutrition Products — 0.5%
Mead Johnson Nutrition Co., Class A	24,970	1,126,397
Web Hosting/Design — 0.8%
Equinix, Inc.†	20,570	1,892,440
Web Portals/ISP — 2.5%
Google, Inc., Class A†	11,754	5,828,221
Yahoo!, Inc.†	19,529	347,811
		6,176,032
Wireless Equipment — 3.2%
American Tower Corp., Class A†	62,378	2,270,559
Crown Castle International Corp.†	60,845	1,908,099
Motorola, Inc.	37,903	325,587
QUALCOMM, Inc.	81,072	3,646,619
		8,150,864
Total Common Stock (cost $223,780,248)		244,605,407
PREFERRED STOCK — 0.4%
Oil Companies-Integrated — 0.4%
Petroleo Brasileiro SA ADR (cost $922,586)	24,254	953,425
EXCHANGE TRADED FUND — 0.9%
Index Fund — 0.9%
iShares S&P 500 Growth Index Fund (cost $2,085,885)	40,600	2,191,588
Total Long-Term Investment Securities (cost $226,788,719)		247,750,420

Security Description	Principal Amount	Market Value (Note 2)
SHORT-TERM INVESTMENT SECURITY — 0.0%
U.S. Government Treasury — 0.0%
United States Treasury Bills 0.05% due 11/12/09 (cost $59,989)(2)	$60,000	$59,989
REPURCHASE AGREEMENTS — 1.2%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 09/30/09, to be repurchased 10/01/09 in the amount of $1,852,001 and collateralized by $1,895,000 of United States Treasury Bills, bearing interest at 0.19% due 03/25/10 and having an approximate value of $1,893,295	1,852,000	1,852,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 09/30/09, to be repurchased 10/01/09 in the amount of $1,138,000 and collateralized by $1,165,000 of United States Treasury Bills, bearing interest at 0.17% due 03/18/10 and having an approximate value of $1,164,068	1,138,000	1,138,000
Total Repurchase Agreements (cost $2,990,000)		2,990,000
TOTAL INVESTMENTS (cost $229,838,708)(1)	99.6%	250,800,409
Other assets less liabilities	0.4	1,133,314
NET ASSETS	100.0%	$251,933,723

†  Non-income producing security

(1)  See Note 3 for cost of investments on a tax basis.

(2)  The security or a portion thereof was pledged as collateral to cover margin requirments for open futures contracts.

ADR — American Depository Receipt

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Market Value at Trade Date	Market Value as of September 30, 2009	Unrealized Appreciation (Depreciation)
4	Long	S&P 500 Citigroup Growth Index	December 2009	$534,620	$540,800	$6,180

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2009 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock
Computers	$29,641,715	$—	$—	$29,641,715
Medical-Biomedical/Gene	15,422,701	—	—	15,422,701
Other Industries*		199,540,991	—	199,540,991
Preferred Stock	953,425	—	—	953,425
Exchange Traded Fund	2,191,588	—	—	2,191,588
Short-Term Investment Securities:
U.S. Government Treasury	—	59,989	—	59,989
Repurchase Agreement	—	2,990,000	—	2,990,000
Other Financial Instruments+
Open Futures Contracts - Appreciation	6,180	—	—	6,180
Total	$247,756,600	$3,049,989	$—	$250,806,589

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements

Seasons Series Trust Large Cap Composite Portfolio

PORTFOLIO PROFILE — September 30, 2009 (unaudited)

Industry Allocation*
Diversified Banking Institutions	6.5%
Oil Companies-Integrated	6.5
Computers	5.3
Medical-Drugs	3.8
Diversified Manufacturing Operations	3.0
Web Portals/ISP	3.0
Electric-Integrated	2.9
Wireless Equipment	2.8
Retail-Discount	2.5
Commercial Services-Finance	2.5
Beverages-Non-alcoholic	2.4
Telephone-Integrated	2.3
Applications Software	2.2
Pharmacy Services	2.1
Banks-Super Regional	2.1
Medical-Biomedical/Gene	1.8
Networking Products	1.8
Cosmetics & Toiletries	1.7
Aerospace/Defense	1.7
Medical Products	1.7
Electronic Components-Semiconductors	1.6
Food-Misc.	1.6
E-Commerce/Products	1.6
Insurance-Multi-line	1.5
Banks-Fiduciary	1.5
Medical Instruments	1.3
Retail-Restaurants	1.3
Oil-Field Services	1.2
Oil Companies-Exploration & Production	1.2
Retail-Drug Store	1.1
Repurchase Agreements	1.1
Multimedia	1.0
Tobacco	1.0
Medical-HMO	1.0
Retail-Building Products	0.9
Non-Hazardous Waste Disposal	0.9
Aerospace/Defense-Equipment	0.9
Investment Management/Advisor Services	0.9
Cable/Satellite TV	0.8
Transport-Services	0.8
Enterprise Software/Service	0.8
Oil & Gas Drilling	0.8
Industrial Gases	0.6
Retail-Auto Parts	0.6
Consumer Products-Misc.	0.6
E-Commerce/Services	0.6
Retail-Consumer Electronics	0.5
Medical-Wholesale Drug Distribution	0.5
Internet Security	0.5
Index Fund-Large Cap	0.5
Agricultural Chemicals	0.5
Finance-Credit Card	0.5
Computer Services	0.4
Semiconductor Components-Integrated Circuits	0.4
Semiconductor Equipment	0.4
Athletic Footwear	0.4
Internet Application Software	0.4
Transport-Rail	0.3
Oil Field Machinery & Equipment	0.3
Real Estate Investment Trusts	0.3

Finance-Other Services	0.3%
Metal Processors & Fabrication	0.3
Diversified Minerals	0.3
Finance-Investment Banker/Broker	0.3
Medical-Generic Drugs	0.3
Industrial Audio & Video Products	0.3
Auto-Heavy Duty Trucks	0.3
Hotels/Motels	0.3
Schools	0.3
Retail-Regional Department Stores	0.2
Chemicals-Diversified	0.2
Computer Aided Design	0.2
Insurance-Life/Health	0.2
Insurance-Property/Casualty	0.2
Computers-Memory Devices	0.2
Machinery-Farming	0.2
Casino Hotels	0.2
Cellular Telecom	0.2
Engineering/R&D Services	0.2
Electronic Components-Misc.	0.1
Banks-Commercial	0.1
Cruise Lines	0.1
Electric Products-Misc.	0.1
Machinery-Construction & Mining	0.1
Pipelines	0.1
Gold Mining	0.1
Food-Retail	0.1
Metal-Copper	0.1
Retail-Major Department Stores	0.1
Telecom Equipment-Fiber Optics	0.1
Distribution/Wholesale	0.1
Instruments-Scientific	0.1
Commercial Services	0.1
Chemicals-Specialty	0.1
Insurance Brokers	0.1
Retail-Automobile	0.1
Steel-Producers	0.1
Auto-Cars/Light Trucks	0.1
Retail-Apparel/Shoe	0.1
Gas-Distribution	0.1
Apparel Manufacturers	0.1
Coal	0.1
Agricultural Operations	0.1
Retail-Office Supplies	0.1
Electronic Forms	0.1
Oil Refining & Marketing	0.1
Data Processing/Management	0.1
Medical Labs & Testing Services	0.1
Auto/Truck Parts & Equipment-Original	0.1
Advertising Agencies	0.1
Food-Wholesale/Distribution	0.1
Electronic Measurement Instruments	0.1
99.7%

*  Calculated as a percentage of net assets

Seasons Series Trust Large Cap Composite Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK — 97.6%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.†	408	$3,068
Omnicom Group, Inc.	261	9,642
		12,710
Aerospace/Defense — 1.7%
Boeing Co.	610	33,031
General Dynamics Corp.	2,323	150,066
Lockheed Martin Corp.	771	60,200
Northrop Grumman Corp.	267	13,817
Raytheon Co.	3,327	159,596
Rockwell Collins, Inc.	132	6,706
		423,416
Aerospace/Defense-Equipment — 0.9%
Goodrich Corp.	104	5,651
United Technologies Corp.	3,590	218,739
		224,390
Agricultural Chemicals — 0.5%
CF Industries Holdings, Inc.	41	3,536
Monsanto Co.	1,458	112,849
		116,385
Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	539	15,750
Airlines — 0.0%
Southwest Airlines Co.	622	5,971
Apparel Manufacturers — 0.1%
Coach, Inc.	267	8,790
Polo Ralph Lauren Corp.	49	3,754
VF Corp.	75	5,432
		17,976
Appliances — 0.0%
Whirlpool Corp.	62	4,338
Applications Software — 2.2%
Citrix Systems, Inc.†	154	6,041
Compuware Corp.†	199	1,459
Intuit, Inc.†	271	7,723
Microsoft Corp.	18,707	484,324
Red Hat, Inc.†	158	4,367
Salesforce.com, Inc.†	892	50,782
		554,696
Athletic Footwear — 0.4%
NIKE, Inc., Class B	1,526	98,732
Audio/Video Products — 0.0%
Harman International Industries, Inc.	58	1,965
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co.†	2,704	19,496
Auto-Heavy Duty Trucks — 0.3%
PACCAR, Inc.	1,705	64,296
Auto/Truck Parts & Equipment-Original — 0.1%
Johnson Controls, Inc.	500	12,780
Banks-Commercial — 0.1%
BB&T Corp.	572	15,581
First Horizon National Corp.†	184	2,434
M&T Bank Corp.	69	4,300
Marshall & Ilsley Corp.	309	2,494

Security Description	Shares	Market Value (Note 2)
Banks-Commercial (continued)
Regions Financial Corp.	997	$6,192
Zions Bancorporation	106	1,905
		32,906
Banks-Fiduciary — 1.5%
Northern Trust Corp.	1,303	75,782
State Street Corp.	2,615	137,549
The Bank of New York Mellon Corp.	5,510	159,735
		373,066
Banks-Super Regional — 2.1%
Capital One Financial Corp.	382	13,649
Comerica, Inc.	127	3,768
Fifth Third Bancorp	668	6,767
Huntington Bancshares, Inc.	558	2,628
KeyCorp	737	4,791
PNC Financial Services Group, Inc.	1,487	72,253
SunTrust Banks, Inc.	419	9,448
US Bancorp	3,705	80,991
Wells Fargo & Co.	11,421	321,844
		516,139
Beverages-Non-alcoholic — 2.4%
Coca-Cola Enterprises, Inc.	266	5,695
Dr. Pepper Snapple Group, Inc.†	213	6,124
Pepsi Bottling Group, Inc.	121	4,409
PepsiCo, Inc.	5,958	349,496
The Coca-Cola Co.	4,345	233,327
		599,051
Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class B	92	4,436
Constellation Brands, Inc., Class A†	167	2,530
		6,966
Brewery — 0.0%
Molson Coors Brewing Co., Class B	132	6,426
Broadcast Services/Program — 0.0%
Scripps Networks Interactive, Inc., Class A	75	2,771
Building Products-Wood — 0.0%
Masco Corp.	302	3,902
Building-Residential/Commercial — 0.0%
D.R. Horton, Inc.	232	2,647
KB Home	62	1,030
Lennar Corp., Class A	129	1,838
Pulte Homes, Inc.	265	2,913
		8,428
Cable/Satellite TV — 0.8%
Comcast Corp., Class A	10,409	175,808
The DIRECTV Group, Inc.†	377	10,398
Time Warner Cable, Inc.	296	12,754
		198,960
Casino Hotels — 0.2%
MGM Mirage†	2,200	26,488
Wynn Macau, Ltd.†	9,200	11,966
Wynn Resorts, Ltd.†	58	4,111
		42,565
Casino Services — 0.0%
International Game Technology	249	5,349

Seasons Series Trust Large Cap Composite Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Cellular Telecom — 0.2%
Leap Wireless International, Inc.†	800	$15,640
MetroPCS Communications, Inc.†	2,619	24,514
		40,154
Chemicals-Diversified — 0.2%
E.I. du Pont de Nemours & Co.	758	24,362
FMC Corp.	61	3,432
PPG Industries, Inc.	138	8,033
The Dow Chemical Co.	960	25,027
		60,854
Chemicals-Specialty — 0.1%
Eastman Chemical Co.	61	3,266
Ecolab, Inc.	199	9,200
International Flavors & Fragrances, Inc.	66	2,503
Sigma-Aldrich Corp.	102	5,506
		20,475
Coal — 0.1%
CONSOL Energy, Inc.	152	6,857
Massey Energy Co.	72	2,008
Peabody Energy Corp.	225	8,374
		17,239
Coatings/Paint — 0.0%
The Sherwin-Williams Co.	82	4,933
Commercial Services — 0.1%
Convergys Corp.†	103	1,024
Iron Mountain, Inc.†	151	4,026
Quanta Services, Inc.†	716	15,845
		20,895
Commercial Services-Finance — 2.5%
Automatic Data Processing, Inc.	1,921	75,495
Companhia Brasileira de Meios de Pagamento	6,800	67,478
Equifax, Inc.	106	3,089
H&R Block, Inc.	281	5,165
Mastercard, Inc., Class A	556	112,395
Moody's Corp.	165	3,376
Paychex, Inc.	270	7,843
The Western Union Co.	6,889	130,340
Total System Services, Inc.	165	2,658
Visa, Inc., Class A	3,025	209,058
		616,897
Computer Aided Design — 0.2%
Autodesk, Inc.†	2,493	59,333
Computer Services — 0.4%
Accenture PLC, Class A†	2,300	85,721
Affiliated Computer Services, Inc., Class A†	82	4,442
Cognizant Technology Solutions Corp., Class A†	246	9,510
Computer Sciences Corp.†	127	6,694
		106,367
Computers — 5.3%
Apple, Inc.†	4,197	777,998
Dell, Inc.†	1,445	22,050
Hewlett-Packard Co.	4,590	216,694

Security Description	Shares	Market Value (Note 2)
Computers (continued)
International Business Machines Corp.	2,600	$310,986
Sun Microsystems, Inc.†	632	5,745
		1,333,473
Computers-Integrated Systems — 0.0%
Teradata Corp.†	144	3,963
Computers-Memory Devices — 0.2%
EMC Corp.†	1,697	28,917
NetApp, Inc.†	282	7,524
SanDisk Corp.†	191	4,145
Western Digital Corp.†	189	6,904
		47,490
Computers-Periphery Equipment — 0.0%
Lexmark International, Inc., Class A†	66	1,422
Consumer Products-Misc. — 0.6%
Clorox Co.	117	6,882
Fortune Brands, Inc.	126	5,415
Kimberly-Clark Corp.	2,348	138,485
		150,782
Containers-Metal/Glass — 0.0%
Ball Corp.	79	3,887
Owens-Illinois, Inc.†	141	5,203
		9,090
Containers-Paper/Plastic — 0.0%
Bemis Co., Inc.	91	2,358
Pactiv Corp.†	111	2,891
Sealed Air Corp.	133	2,611
		7,860
Cosmetics & Toiletries — 1.7%
Avon Products, Inc.	358	12,158
Colgate-Palmolive Co.	418	31,885
The Estee Lauder Cos., Inc., Class A	99	3,671
The Procter & Gamble Co.	6,600	382,272
		429,986
Cruise Lines — 0.1%
Carnival Corp.	968	32,215
Data Processing/Management — 0.1%
Dun & Bradstreet Corp.	44	3,314
Fidelity National Information Services, Inc.	161	4,107
Fiserv, Inc.†	130	6,266
		13,687
Dental Supplies & Equipment — 0.0%
Dentsply International, Inc.	125	4,317
Patterson Cos., Inc.†	78	2,126
		6,443
Dialysis Centers — 0.0%
DaVita, Inc.†	87	4,928
Disposable Medical Products — 0.0%
C.R. Bard, Inc.	82	6,446
Distribution/Wholesale — 0.1%
Fastenal Co.	311	12,036
Genuine Parts Co.	134	5,100
W.W. Grainger, Inc.	53	4,736
		21,872

Seasons Series Trust Large Cap Composite Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Diversified Banking Institutions — 6.5%
Bank of America Corp.	26,262	$444,353
Citigroup, Inc.	30,947	149,783
JPMorgan Chase & Co.	12,601	552,176
Morgan Stanley	7,053	217,797
The Goldman Sachs Group, Inc.	1,529	281,871
		1,645,980
Diversified Manufacturing Operations — 3.0%
3M Co.	1,286	94,907
Danaher Corp.	4,317	290,620
Dover Corp.	156	6,047
Eaton Corp.	139	7,866
General Electric Co.	18,620	305,740
Honeywell International, Inc.	631	23,442
Illinois Tool Works, Inc.	323	13,795
ITT Corp.	153	7,979
Leggett & Platt, Inc.	131	2,541
Parker Hannifin Corp.	135	6,998
Textron, Inc.	227	4,309
		764,244
Diversified Minerals — 0.3%
BHP Billiton, Ltd.	2,245	74,726
Diversified Operations — 0.0%
Leucadia National Corp.†	160	3,955
E-Commerce/Products — 1.6%
Amazon.com, Inc.†	4,279	399,487
E-Commerce/Services — 0.6%
eBay, Inc.†	942	22,241
Expedia, Inc.†	3,035	72,688
priceline.com, Inc.†	270	44,771
		139,700
Electric Products-Misc. — 0.1%
Emerson Electric Co.	631	25,291
Molex, Inc.	114	2,380
		27,671
Electric-Generation — 0.0%
The AES Corp.†	560	8,299
Electric-Integrated — 2.9%
Allegheny Energy, Inc.	142	3,766
Ameren Corp.	196	4,955
American Electric Power Co., Inc.	400	12,396
CMS Energy Corp.	192	2,573
Consolidated Edison, Inc.	231	9,457
Constellation Energy Group, Inc.	168	5,438
Dominion Resources, Inc.	500	17,250
DTE Energy Co.	138	4,849
Duke Energy Corp.	1,088	17,125
Edison International	273	9,167
Entergy Corp.	164	13,097
Exelon Corp.	2,853	141,566
FirstEnergy Corp.	256	11,704
FPL Group, Inc.	2,345	129,514
Integrys Energy Group, Inc.	64	2,297
Northeast Utilities	147	3,490
Pepco Holdings, Inc.	185	2,753
PG&E Corp.	3,311	134,062

Security Description	Shares	Market Value (Note 2)
Electric-Integrated (continued)
Pinnacle West Capital Corp.	85	$2,790
PPL Corp.	316	9,587
Progress Energy, Inc.	234	9,140
Public Service Enterprise Group, Inc.	425	13,362
SCANA Corp.	93	3,246
TECO Energy, Inc.	179	2,520
The Southern Co.	668	21,156
Wisconsin Energy Corp.	98	4,427
Xcel Energy, Inc.	6,983	134,353
		726,040
Electronic Components-Misc. — 0.1%
Jabil Circuit, Inc.	155	2,079
Toshiba Corp.†	6,000	31,482
		33,561
Electronic Components-Semiconductors — 1.6%
Advanced Micro Devices, Inc.†	471	2,666
Altera Corp.	247	5,066
Broadcom Corp., Class A†	1,962	60,214
Intel Corp.	12,999	254,390
LSI Corp.†	547	3,003
MEMC Electronic Materials, Inc.†	188	3,126
Microchip Technology, Inc.	154	4,081
Micron Technology, Inc.†	711	5,830
National Semiconductor Corp.	196	2,797
NVIDIA Corp.†	460	6,914
QLogic Corp.†	99	1,703
Samsung Electronics Co., Ltd.	46	31,818
Texas Instruments, Inc.	1,059	25,088
Xilinx, Inc.	232	5,434
		412,130
Electronic Connectors — 0.0%
Amphenol Corp., Class A	144	5,426
Electronic Forms — 0.1%
Adobe Systems, Inc.†	441	14,571
Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.†	290	8,071
FLIR Systems, Inc.†	127	3,552
		11,623
Electronics-Military — 0.0%
L-3 Communications Holdings, Inc.	98	7,871
Engineering/R&D Services — 0.2%
Fluor Corp.	151	7,678
Jacobs Engineering Group, Inc.†	104	4,779
McDermott International, Inc.†	1,000	25,270
		37,727
Engines-Internal Combustion — 0.0%
Cummins, Inc.	169	7,573
Enterprise Software/Service — 0.8%
BMC Software, Inc.†	154	5,780
CA, Inc.	334	7,345
Novell, Inc.†	291	1,312
Oracle Corp.	8,678	180,849
		195,286
Entertainment Software — 0.0%
Electronic Arts, Inc.†	272	5,182

Seasons Series Trust Large Cap Composite Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Filtration/Separation Products — 0.0%
Pall Corp.	99	$3,196
Finance-Consumer Loans — 0.0%
SLM Corp.†	393	3,427
Finance-Credit Card — 0.5%
American Express Co.	3,198	108,412
Discover Financial Services	450	7,304
		115,716
Finance-Investment Banker/Broker — 0.3%
E*TRADE Financial Corp.†	778	1,361
The Charles Schwab Corp.	3,799	72,751
		74,112
Finance-Other Services — 0.3%
CME Group, Inc.	56	17,259
IntercontinentalExchange, Inc.†	561	54,523
NYSE Euronext	218	6,298
The NASDAQ OMX Group, Inc.†	119	2,505
		80,585
Financial Guarantee Insurance — 0.0%
MBIA, Inc.†	133	1,032
Food-Confectionery — 0.0%
The Hershey Co.	139	5,402
The J.M. Smucker Co.	100	5,301
		10,703
Food-Dairy Products — 0.0%
Dean Foods Co.†	151	2,686
Food-Meat Products — 0.0%
Hormel Foods Corp.	59	2,096
Tyson Foods, Inc., Class A	256	3,233
		5,329
Food-Misc. — 1.6%
Campbell Soup Co.	162	5,284
ConAgra Foods, Inc.	371	8,043
General Mills, Inc.	273	17,576
H.J. Heinz Co.	3,765	149,659
Kellogg Co.	215	10,585
Kraft Foods, Inc., Class A	5,538	145,483
McCormick & Co., Inc.	110	3,733
Nestle SA	1,318	56,164
Sara Lee Corp.	584	6,506
		403,033
Food-Retail — 0.1%
Safeway, Inc.	350	6,902
SUPERVALU, Inc.	178	2,681
The Kroger Co.	547	11,290
Whole Foods Market, Inc.†	118	3,598
		24,471
Food-Wholesale/Distribution — 0.1%
Sysco Corp.	496	12,326
Forestry — 0.0%
Plum Creek Timber Co., Inc.	137	4,198
Weyerhaeuser Co.	177	6,487
		10,685

Security Description	Shares	Market Value (Note 2)
Gas-Distribution — 0.1%
CenterPoint Energy, Inc.	324	$4,027
Nicor, Inc.	38	1,390
NiSource, Inc.	231	3,209
Sempra Energy	206	10,261
		18,887
Gold Mining — 0.1%
Agnico-Eagle Mines, Ltd.	100	6,785
Newmont Mining Corp.	411	18,092
		24,877
Hazardous Waste Disposal — 0.0%
Stericycle, Inc.†	71	3,440
Home Decoration Products — 0.0%
Newell Rubbermaid, Inc.	233	3,656
Hotels/Motels — 0.3%
Marriott International, Inc., Class A	2,023	55,814
Starwood Hotels & Resorts Worldwide, Inc.	157	5,186
Wyndham Worldwide Corp.	150	2,448
		63,448
Human Resources — 0.0%
Monster Worldwide, Inc.†	106	1,853
Robert Half International, Inc.	127	3,177
		5,030
Independent Power Producers — 0.0%
Dynegy, Inc., Class A†	426	1,086
Industrial Audio & Video Products — 0.3%
Dolby Laboratories, Inc., Class A†	1,700	64,923
Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc.	119	5,069
Industrial Gases — 0.6%
Air Products & Chemicals, Inc.	176	13,654
Airgas, Inc.	69	3,338
Praxair, Inc.	1,758	143,611
		160,603
Instruments-Scientific — 0.1%
PerkinElmer, Inc.	98	1,885
Thermo Fisher Scientific, Inc.†	343	14,979
Waters Corp.†	80	4,469
		21,333
Insurance Brokers — 0.1%
Aon Corp.	230	9,359
Marsh & McLennan Cos., Inc.	440	10,881
		20,240
Insurance-Life/Health — 0.2%
Aflac, Inc.	392	16,754
Lincoln National Corp.	254	6,581
Principal Financial Group, Inc.	268	7,341
Prudential Financial, Inc.	389	19,415
Torchmark Corp.	69	2,997
Unum Group	278	5,960
		59,048
Insurance-Multi-line — 1.5%
American International Group, Inc.†(1)	113	4,984

Seasons Series Trust Large Cap Composite Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Insurance-Multi-line (continued)
Assurant, Inc.	99	$3,174
Cincinnati Financial Corp.	137	3,561
Genworth Financial, Inc., Class A†	404	4,828
Hartford Financial Services Group, Inc.	323	8,560
Loews Corp.	305	10,446
MetLife, Inc.	4,687	178,434
The Allstate Corp.	5,450	166,879
XL Capital, Ltd., Class A	287	5,011
		385,877
Insurance-Property/Casualty — 0.2%
Chubb Corp.	294	14,821
The Progressive Corp.†	570	9,451
The Travelers Cos., Inc.	476	23,433
		47,705
Internet Application Software — 0.4%
Tencent Holdings, Ltd.	6,000	97,006
Internet Infrastructure Software — 0.0%
Akamai Technologies, Inc.†	145	2,854
Internet Security — 0.5%
McAfee, Inc.†	2,432	106,497
Symantec Corp.†	684	11,266
VeriSign, Inc.†	162	3,838
		121,601
Investment Management/Advisor Services — 0.9%
Ameriprise Financial, Inc.	214	7,775
BlackRock, Inc.	150	32,523
Federated Investors, Inc., Class B	74	1,951
Franklin Resources, Inc.	576	57,946
Invesco, Ltd.	4,349	98,983
Janus Capital Group, Inc.	153	2,170
Legg Mason, Inc.	136	4,220
T. Rowe Price Group, Inc.	215	9,825
		215,393
Linen Supply & Related Items — 0.0%
Cintas Corp.	110	3,334
Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	522	26,794
Machinery-Farming — 0.2%
Deere & Co.	1,055	45,281
Machinery-Pumps — 0.0%
Flowserve Corp.	47	4,631
Medical Information Systems — 0.0%
IMS Health, Inc.	153	2,349
Medical Instruments — 1.3%
Boston Scientific Corp.†	1,265	13,396
Intuitive Surgical, Inc.†	352	92,312
Medtronic, Inc.	4,429	162,987
St. Jude Medical, Inc.†	1,492	58,203
		326,898
Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings†	91	5,979
Quest Diagnostics, Inc.	131	6,837
		12,816

Security Description	Shares	Market Value (Note 2)
Medical Products — 1.7%
Baxter International, Inc.	506	$28,847
Becton, Dickinson & Co.	201	14,020
CareFusion Corp.†	151	3,292
Covidien PLC	550	23,793
Hospira, Inc.†	135	6,021
Johnson & Johnson	4,513	274,796
Stryker Corp.	1,237	56,197
Varian Medical Systems, Inc.†	105	4,424
Zimmer Holdings, Inc.†	180	9,621
		421,011
Medical-Biomedical/Gene — 1.8%
Amgen, Inc.†	1,852	111,546
Biogen Idec, Inc.†	242	12,226
Celgene Corp.†	1,285	71,831
Genzyme Corp.†	227	12,878
Gilead Sciences, Inc.†	4,559	212,358
Illumina, Inc.†	400	17,000
Life Technologies Corp.†	148	6,889
Millipore Corp.†	47	3,306
		448,034
Medical-Drugs — 3.8%
Abbott Laboratories	4,198	207,675
Allergan, Inc.	2,298	130,435
Bristol-Myers Squibb Co.	1,663	37,451
Cephalon, Inc.†	63	3,669
Elan Corp. PLC ADR†	3,100	22,041
Eli Lilly & Co.	849	28,042
Forest Laboratories, Inc.†	253	7,448
King Pharmaceuticals, Inc.†	208	2,240
Merck & Co., Inc.	5,670	179,342
Novo Nordisk A/S, Class B	556	34,811
Pfizer, Inc.	12,805	211,923
Schering-Plough Corp.	1,371	38,731
Wyeth	1,121	54,458
		958,266
Medical-Generic Drugs — 0.3%
Mylan, Inc.†	256	4,099
Teva Pharmaceutical Industries, Ltd. ADR	1,200	60,672
Watson Pharmaceuticals, Inc.†	89	3,261
		68,032
Medical-HMO — 1.0%
Aetna, Inc.	366	10,186
CIGNA Corp.	229	6,433
Coventry Health Care, Inc.†	126	2,515
Humana, Inc.†	142	5,296
UnitedHealth Group, Inc.	5,476	137,119
WellPoint, Inc.†	1,799	85,201
		246,750
Medical-Hospitals — 0.0%
Tenet Healthcare Corp.†	363	2,134
Medical-Wholesale Drug Distribution — 0.5%
AmerisourceBergen Corp.	250	5,595
Cardinal Health, Inc.	302	8,093
McKesson Corp.	1,823	108,560
		122,248

Seasons Series Trust Large Cap Composite Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Metal Processors & Fabrication — 0.3%
Precision Castparts Corp.	778	$79,255
Metal-Aluminum — 0.0%
Alcoa, Inc.	818	10,732
Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	346	23,739
Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	197	4,531
Multimedia — 1.0%
Meredith Corp.	31	928
News Corp., Class A	1,887	22,625
The McGraw-Hill Cos., Inc.	3,964	99,655
The Walt Disney Co.	3,060	84,028
Time Warner, Inc.	995	28,636
Viacom, Inc., Class B†	509	14,272
		250,144
Networking Products — 1.8%
Cisco Systems, Inc.†	14,941	351,711
Juniper Networks, Inc.†	3,340	90,247
		441,958
Non-Ferrous Metals — 0.0%
Titanium Metals Corp.	71	681
Non-Hazardous Waste Disposal — 0.9%
Republic Services, Inc.	2,171	57,683
Waste Management, Inc.	5,714	170,392
		228,075
Office Automation & Equipment — 0.0%
Pitney Bowes, Inc.	174	4,324
Xerox Corp.	729	5,642
		9,966
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	95	3,421
Oil & Gas Drilling — 0.8%
Diamond Offshore Drilling, Inc.	58	5,540
ENSCO International, Inc.	120	5,105
Nabors Industries, Ltd.†	238	4,974
Rowan Cos., Inc.	95	2,192
Transocean, Ltd.†	2,000	171,060
		188,871
Oil Companies-Exploration & Production — 1.2%
Anadarko Petroleum Corp.	412	25,845
Apache Corp.	282	25,896
Cabot Oil & Gas Corp.	87	3,110
Chesapeake Energy Corp.	539	15,308
Denbury Resources, Inc.†	209	3,162
Devon Energy Corp.	373	25,114
EOG Resources, Inc.	911	76,078
EQT Corp.	110	4,686
Noble Energy, Inc.	146	9,630
Occidental Petroleum Corp.	681	53,390
Pioneer Natural Resources Co.	97	3,520
Questar Corp.	146	5,484
Range Resources Corp.	132	6,516
Southwestern Energy Co.†	289	12,334
XTO Energy, Inc.	487	20,123
		290,196

Security Description	Shares	Market Value (Note 2)
Oil Companies-Integrated — 6.0%
Chevron Corp.	4,983	$350,953
ConocoPhillips	6,245	282,024
Exxon Mobil Corp.	8,536	585,655
Hess Corp.	244	13,044
Marathon Oil Corp.	5,594	178,449
Murphy Oil Corp.	860	49,510
Suncor Energy, Inc.	1,800	62,208
		1,521,843
Oil Field Machinery & Equipment — 0.3%
Cameron International Corp.†	1,735	65,618
FMC Technologies, Inc.†	103	5,381
National-Oilwell Varco, Inc.†	351	15,138
		86,137
Oil Refining & Marketing — 0.1%
Sunoco, Inc.	98	2,788
Tesoro Corp.	117	1,753
Valero Energy Corp.	472	9,152
		13,693
Oil-Field Services — 1.2%
Baker Hughes, Inc.	260	11,092
BJ Services Co.	245	4,760
Halliburton Co.	757	20,530
Schlumberger, Ltd.	3,505	208,898
Smith International, Inc.	1,985	56,969
		302,249
Paper & Related Products — 0.0%
International Paper Co.	363	8,069
MeadWestvaco Corp.	144	3,213
		11,282
Pharmacy Services — 2.1%
Express Scripts, Inc.†	2,480	192,399
Medco Health Solutions, Inc.†	5,898	326,218
		518,617
Photo Equipment & Supplies — 0.0%
Eastman Kodak Co.	225	1,076
Pipelines — 0.1%
El Paso Corp.	589	6,078
Spectra Energy Corp.	542	10,266
The Williams Cos., Inc.	489	8,738
		25,082
Printing-Commercial — 0.0%
R.R. Donnelley & Sons Co.	172	3,657
Publishing-Newspapers — 0.0%
Gannett Co., Inc.	197	2,465
The New York Times Co., Class A	97	788
The Washington Post Co., Class B	5	2,340
		5,593
Quarrying — 0.0%
Vulcan Materials Co.	105	5,677
Real Estate Investment Trusts — 0.3%
Apartment Investment & Management Co., Class A	98	1,445
AvalonBay Communities, Inc.	67	4,873
Boston Properties, Inc.	116	7,604

Seasons Series Trust Large Cap Composite Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Real Estate Investment Trusts (continued)
Equity Residential	230	$7,061
HCP, Inc.	246	7,070
Health Care REIT, Inc.	101	4,204
Host Hotels & Resorts, Inc.	507	5,967
Kimco Realty Corp.	316	4,121
ProLogis	372	4,434
Public Storage	114	8,577
Simon Property Group, Inc.	239	16,594
Ventas, Inc.	131	5,043
Vornado Realty Trust	131	8,438
		85,431
Real Estate Management/Services — 0.0%
CB Richard Ellis Group, Inc., Class A†	202	2,371
Retail-Apparel/Shoe — 0.1%
Abercrombie & Fitch Co., Class A	74	2,433
Limited Brands, Inc.	224	3,806
Nordstrom, Inc.	138	4,214
The Gap, Inc.	404	8,646
		19,099
Retail-Auto Parts — 0.6%
AutoZone, Inc.†	807	118,000
O'Reilly Automotive, Inc.†	1,015	36,682
		154,682
Retail-Automobile — 0.1%
AutoNation, Inc.†	79	1,428
CarMax, Inc.†	900	18,810
		20,238
Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc.†	220	8,259
Retail-Building Products — 0.9%
Home Depot, Inc.	1,431	38,122
Lowe's Cos., Inc.	9,440	197,673
		235,795
Retail-Computer Equipment — 0.0%
GameStop Corp., Class A†	138	3,653
Retail-Consumer Electronics — 0.5%
Best Buy Co., Inc.	3,287	123,328
RadioShack Corp.	105	1,740
		125,068
Retail-Discount — 2.5%
Big Lots, Inc.†	69	1,726
Costco Wholesale Corp.	1,665	94,006
Dollar Tree, Inc.†	600	29,208
Family Dollar Stores, Inc.	117	3,089
Target Corp.	3,631	169,495
Wal-Mart Stores, Inc.	6,713	329,541
		627,065
Retail-Drug Store — 1.1%
CVS Caremark Corp.	7,072	252,753
Walgreen Co.	833	31,213
		283,966
Retail-Jewelry — 0.0%
Tiffany & Co.	104	4,007

Security Description	Shares	Market Value (Note 2)
Retail-Major Department Stores — 0.1%
J.C. Penney Co., Inc.	198	$6,683
Sears Holdings Corp.†	42	2,743
TJX Cos., Inc.	356	13,225
		22,651
Retail-Office Supplies — 0.1%
Office Depot, Inc.†	231	1,529
Staples, Inc.	606	14,072
		15,601
Retail-Regional Department Stores — 0.2%
Kohl's Corp.†	956	54,540
Macy's, Inc.	353	6,456
		60,996
Retail-Restaurants — 1.3%
Darden Restaurants, Inc.	117	3,993
McDonald's Corp.	2,916	166,416
Starbucks Corp.†	4,219	87,123
Yum! Brands, Inc.	1,792	60,498
		318,030
Rubber-Tires — 0.0%
The Goodyear Tire & Rubber Co.†	203	3,457
Savings & Loans/Thrifts — 0.0%
Hudson City Bancorp, Inc.	396	5,207
People's United Financial, Inc.	292	4,544
		9,751
Schools — 0.3%
Apollo Group, Inc., Class A†	807	59,452
DeVry, Inc.	52	2,876
		62,328
Semiconductor Components-Integrated Circuits — 0.4%
Analog Devices, Inc.	245	6,757
Linear Technology Corp.	187	5,167
Marvell Technology Group, Ltd.†	5,800	93,902
		105,826
Semiconductor Equipment — 0.4%
Applied Materials, Inc.	7,119	95,395
KLA-Tencor Corp.	143	5,128
Novellus Systems, Inc.†	82	1,720
Teradyne, Inc.†	147	1,360
		103,603
Steel-Producers — 0.1%
AK Steel Holding Corp.	92	1,815
Nucor Corp.	264	12,411
United States Steel Corp.	120	5,324
		19,550
Steel-Specialty — 0.0%
Allegheny Technologies, Inc.	82	2,869
Telecom Equipment-Fiber Optics — 0.1%
Ciena Corp.†	77	1,254
Corning, Inc.	1,305	19,979
JDS Uniphase Corp.†	182	1,294
		22,527
Telecom Services — 0.0%
Bharti Airtel, Ltd.	97	844

Seasons Series Trust Large Cap Composite Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Telecommunication Equipment — 0.0%
Harris Corp.	110	$4,136
Tellabs, Inc.†	333	2,304
		6,440
Telephone-Integrated — 2.3%
AT&T, Inc.	11,352	306,617
CenturyTel, Inc.	250	8,400
Frontier Communications Corp.	262	1,975
Qwest Communications International, Inc.	26,244	99,990
Sprint Nextel Corp.†	2,414	9,535
Verizon Communications, Inc.	4,784	144,812
Windstream Corp.	367	3,718
		575,047
Television — 0.0%
CBS Corp., Class B	569	6,856
Tobacco — 1.0%
Altria Group, Inc.	1,739	30,971
Lorillard, Inc.	139	10,328
Philip Morris International, Inc.	4,124	201,004
Reynolds American, Inc.	142	6,322
		248,625
Tools-Hand Held — 0.0%
Black & Decker Corp.	51	2,361
Snap-On, Inc.	48	1,669
The Stanley Works	67	2,860
		6,890
Toys — 0.0%
Hasbro, Inc.	106	2,941
Mattel, Inc.	302	5,575
		8,516
Transport-Rail — 0.3%
Burlington Northern Santa Fe Corp.	220	17,563
CSX Corp.	329	13,772
Norfolk Southern Corp.	309	13,321
Union Pacific Corp.	723	42,187
		86,843
Transport-Services — 0.8%
C.H. Robinson Worldwide, Inc.	141	8,143
Expeditors International of Washington, Inc.	1,778	62,497
FedEx Corp.	262	19,707
Ryder System, Inc.	47	1,836
United Parcel Service, Inc., Class B	1,885	106,446
		198,629
Web Portals/ISP — 3.0%
Google, Inc., Class A†	1,217	603,449
Yahoo!, Inc.†	9,001	160,308
		763,757
Wireless Equipment — 2.8%
American Tower Corp., Class A†	9,231	336,008
Motorola, Inc.	1,927	16,553

Security Description	Shares/ Principal Amount	Market Value (Note 2)
Wireless Equipment (continued)
QUALCOMM, Inc.	7,995	$359,615
		712,176
Total Common Stock (cost $24,227,302)		24,623,162
PREFERRED STOCK — 0.5%
Oil Companies-Integrated — 0.5%
Petroleo Brasileiro SA ADR (cost $123,713)	3,050	119,895
EXCHANGE TRADED FUND — 0.5%
Index Fund-Large Cap — 0.5%
iShares S&P 500 Index Fund (cost $111,923)	1,100	116,534
Total Long-Term Investment Securities (cost $24,462,938)		24,859,591
SHORT-TERM INVESTMENT SECURITIES — 0.0%
Registered Investment Companies — 0.0%
T. Rowe Price Reserve (cost $1,001)	1,001	1,001
REPURCHASE AGREEMENT — 1.1%
Agreement with State Street Bank & Trust Co., bearing interst at 0.01% dated 09/30/09, to be repurchased 10/01/09 in the amount of 231,000 and collateralized by $240,000 of United States Treasury Bills, bearing interest at 0.19% due 03/25/10 and having an approximate value of $239,784.	$231,000	231,000
State Street Bank & Trust Co. Joint Repurchase Agreement(2)	52,000	52,000
Total Repurchase Agreements (cost $283,000)		283,000
TOTAL INVESTMENTS (cost $24,746,939)(3)	99.7%	25,143,592
Other assets less liabilities	0.3	76,772
NET ASSETS	100.0%	$25,220,364

†  Non-income producing security

(1)  Security represents an investment in an affliated company; see Note 8

(2)  See Note 2 for details of Joint Repurchase Agreements.

(3)  See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

Seasons Series Trust Large Cap Composite Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Market Value at Trade Date	Market Value as of September 30, 2009	Unrealized Appreciation (Depreciation)
5	Long	S&P 500 E-Mini Index	December 2009	$260,884	$263,225	$2,341

Open Forward Currency Contracts

Contract to Deliver		In Exchange For		Delivery Date	Gross Unrealized Appreciation/ (Depreciation)
USD	12,087	HKD	93,672	10/09/2009	$0

HKD — Hong Kong Dollar

USD — United State Dollar

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2009 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock
Computers	$1,333,473	$—	$—	$1,333,473
Diversified Banking Institutions	1,645,980	—	—	1,645,980
Oil Companies - Integrated	1,521,843	—	—	1,521,843
Other Industries*	20,121,866	—	—	20,121,866
Preferred Stock	119,895	—	—	119,895
Exchange Traded Fund	116,534	—	—	116,534
Short-Term Investment Securities:
Registered Investment Companies	—	1,001	—	1,001
Repurchase Agreement	—	283,000	—	283,000
Other Financial Instruments+
Open Futures Contracts - Appreciation	2,341	—	—	2,341
Open Forward Currency Contracts	—	0	—	0
Total	$24,861,932	$284,001	$—	$25,145,933

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO PROFILE — September 30, 2009 (unaudited)

Industry Allocation*
Diversified Banking Institutions	8.7%
Medical-Drugs	6.8
Diversified Manufacturing Operations	6.3
Banks-Super Regional	5.5
Electric-Integrated	5.1
Oil Companies-Integrated	4.7
Telephone-Integrated	4.3
Medical Products	1.9
Multimedia	1.9
Electronic Components-Semiconductors	1.9
Tobacco	1.8
Food-Misc.	1.8
Insurance-Life/Health	1.5
Chemicals-Diversified	1.5
Applications Software	1.5
Oil Companies-Exploration & Production	1.4
Repurchase Agreements	1.4
Computers	1.3
Banks-Fiduciary	1.3
Insurance-Multi-line	1.3
Oil-Field Services	1.2
Registered Investment Companies	1.1
Retail-Building Products	1.1
Cable/Satellite TV	1.0
Retail-Discount	1.0
Aerospace/Defense	1.0
Networking Products	0.9
Insurance Brokers	0.9
Consumer Products-Misc.	0.8
Computer Services	0.8
Investment Management/Advisor Services	0.8
Finance-Credit Card	0.8
Toys	0.8
Paper & Related Products	0.7
Insurance-Property/Casualty	0.7
Finance-Investment Banker/Broker	0.7
Auto-Cars/Light Trucks	0.7
Beverages-Non-alcoholic	0.7
Real Estate Investment Trusts	0.7
Medical-Wholesale Drug Distribution	0.7
Appliances	0.6
Medical-HMO	0.6
Transport-Services	0.6
Retail-Drug Store	0.6
Tools-Hand Held	0.6
Food-Confectionery	0.6
Food-Retail	0.5
Agricultural Chemicals	0.5
Gas-Distribution	0.5
Non-Hazardous Waste Disposal	0.5
Metal-Iron	0.5
Airlines	0.5
Retail-Restaurants	0.5
Transport-Rail	0.4
Retail-Office Supplies	0.4
Retail-Bedding	0.4
Medical-Biomedical/Gene	0.4
Pipelines	0.4
Steel-Producers	0.4
Apparel Manufacturers	0.4
Auto-Heavy Duty Trucks	0.4
Medical-Generic Drugs	0.4
Food-Wholesale/Distribution	0.4

Semiconductor Components-Integrated Circuits	0.4%
Banks-Commercial	0.4
Machinery-Farming	0.4
Cosmetics & Toiletries	0.3
Engines-Internal Combustion	0.3
Quarrying	0.3
Hotels/Motels	0.3
Chemicals-Specialty	0.3
Metal Processors & Fabrication	0.3
Office Supplies & Forms	0.3
Building Products-Wood	0.3
Oil Refining & Marketing	0.3
E-Commerce/Services	0.3
Cable TV	0.3
Retail-Jewelry	0.2
Metal-Aluminum	0.2
Retail-Regional Department Stores	0.2
Aerospace/Defense-Equipment	0.2
Distribution/Wholesale	0.2
Forestry	0.2
Semiconductor Equipment	0.2
Brewery	0.2
Industrial Gases	0.2
Telecom Equipment-Fiber Optics	0.2
Motorcycle/Motor Scooter	0.2
Commercial Services-Finance	0.2
Finance-Consumer Loans	0.2
Coal	0.2
Publishing-Newspapers	0.2
Cellular Telecom	0.2
Audio/Video Products	0.1
Agricultural Operations	0.1
Finance-Other Services	0.1
Casino Hotels	0.1
Building-Residential/Commercial	0.1
Pharmacy Services	0.1
Building & Construction Products-Misc.	0.1
Auto/Truck Parts & Equipment-Original	0.1
Entertainment Software	0.1
Electric Products-Misc.	0.1
Cruise Lines	0.1
Independent Power Producers	0.1
Television	0.1
Gold Mining	0.1
Retail-Apparel/Shoe	0.1
Instruments-Scientific	0.1
Computers-Memory Devices	0.1
Wireless Equipment	0.1
Medical Instruments	0.1
Electric-Generation	0.1
Filtration/Separation Products	0.1
Internet Security	0.1
Office Automation & Equipment	0.1
Retail-Major Department Stores	0.1
Advertising Agencies	0.1
Savings & Loans/Thrifts	0.1
Oil Field Machinery & Equipment	0.1
Engineering/R&D Services	0.1
100.6%

*  Calculated as a percentage of net assets

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK — 97.2%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.†	10,175	$76,516
Omnicom Group, Inc.	2,342	86,513
		163,029
Aerospace/Defense — 1.0%
Boeing Co.	28,454	1,540,784
General Dynamics Corp.	3,385	218,671
Lockheed Martin Corp.	5,600	437,248
Northrop Grumman Corp.	6,658	344,552
Raytheon Co.	8,150	390,955
		2,932,210
Aerospace/Defense-Equipment — 0.2%
Goodrich Corp.	2,595	141,012
United Technologies Corp.	8,472	516,199
		657,211
Agricultural Chemicals — 0.5%
CF Industries Holdings, Inc.	335	28,887
Monsanto Co.	4,570	353,718
The Mosaic Co.	25,800	1,240,206
		1,622,811
Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	13,438	392,658
Airlines — 0.5%
Delta Air Lines, Inc.†	88,500	792,960
Southwest Airlines Co.	69,366	665,914
		1,458,874
Apparel Manufacturers — 0.4%
Polo Ralph Lauren Corp.	520	39,843
VF Corp.	16,766	1,214,361
		1,254,204
Appliances — 0.6%
Whirlpool Corp.	28,049	1,962,308
Applications Software — 1.5%
Citrix Systems, Inc.†	1,303	51,117
Microsoft Corp.	175,100	4,533,339
		4,584,456
Audio/Video Products — 0.1%
Harman International Industries, Inc.	12,268	415,640
Auto-Cars/Light Trucks — 0.5%
Ford Motor Co.†	217,723	1,569,783
Auto-Heavy Duty Trucks — 0.4%
PACCAR, Inc.	33,100	1,248,201
Auto/Truck Parts & Equipment-Original — 0.1%
Johnson Controls, Inc.	12,463	318,554
Banks-Commercial — 0.4%
Allied Irish Banks PLC ADR†	20,700	194,994
BB&T Corp.	14,266	388,606
First Horizon National Corp.†	2,563	33,908
M&T Bank Corp.	1,728	107,689
Marshall & Ilsley Corp.	31,305	252,631
Regions Financial Corp.	24,869	154,437
Zions Bancorporation	2,646	47,549
		1,179,814

Security Description	Shares	Market Value (Note 2)
Banks-Fiduciary — 1.3%
Northern Trust Corp.	2,728	$158,661
State Street Corp.	5,589	293,981
The Bank of New York Mellon Corp.	121,406	3,519,560
		3,972,202
Banks-Super Regional — 5.5%
Capital One Financial Corp.	31,223	1,115,598
Comerica, Inc.	3,163	93,846
Fifth Third Bancorp	16,646	168,624
Huntington Bancshares, Inc.	13,903	65,483
KeyCorp	80,388	522,522
PNC Financial Services Group, Inc.	54,657	2,655,784
SunTrust Banks, Inc.	45,141	1,017,930
US Bancorp	113,318	2,477,131
Wells Fargo & Co.	313,079	8,822,566
		16,939,484
Beverages-Non-alcoholic — 0.7%
Coca-Cola Enterprises, Inc.	6,638	142,120
Dr. Pepper Snapple Group, Inc.†	2,074	59,628
Pepsi Bottling Group, Inc.	1,417	51,635
PepsiCo, Inc.	18,000	1,055,880
The Coca-Cola Co.	14,066	755,344
		2,064,607
Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class B	989	47,689
Constellation Brands, Inc., Class A†	2,412	36,542
		84,231
Brewery — 0.2%
Anheuser-Busch InBev NV	9,435	430,838
Molson Coors Brewing Co., Class B	3,282	159,768
		590,606
Broadcast Services/Program — 0.0%
Scripps Networks Interactive, Inc., Class A	1,027	37,948
Building & Construction Products-Misc. — 0.1%
USG Corp.†	19,100	328,138
Building Products-Wood — 0.3%
Masco Corp.	61,818	798,689
Building-Residential/Commercial — 0.1%
D.R. Horton, Inc.	22,611	257,992
KB Home	635	10,547
Lennar Corp., Class A	3,228	45,999
Pulte Homes, Inc.	3,374	37,080
		351,618
Cable TV — 0.3%
Cablevision Systems Corp., Class A	32,300	767,125
Cable/Satellite TV — 1.0%
Comcast Corp., Class A	158,989	2,685,324
The DIRECTV Group, Inc.†	5,457	150,504
Time Warner Cable, Inc.	4,499	193,862
		3,029,690
Casino Hotels — 0.1%
MGM Mirage†	32,100	386,484
Casino Services — 0.0%
International Game Technology	6,202	133,219

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Cellular Telecom — 0.2%
MetroPCS Communications, Inc.†	3,273	$30,635
Vodafone Group PLC	207,300	464,478
		495,113
Chemicals-Diversified — 1.5%
E.I. du Pont de Nemours & Co.	80,713	2,594,116
PPG Industries, Inc.	3,452	200,941
The Dow Chemical Co.	68,936	1,797,161
		4,592,218
Chemicals-Specialty — 0.3%
Eastman Chemical Co.	1,521	81,435
International Flavors & Fragrances, Inc.	23,011	872,807
Sigma-Aldrich Corp.	841	45,397
		999,639
Coal — 0.2%
CONSOL Energy, Inc.	8,800	396,968
Massey Energy Co.	1,789	49,895
Peabody Energy Corp.	1,849	68,820
		515,683
Commercial Services — 0.0%
Convergys Corp.†	2,571	25,556
Iron Mountain, Inc.†	1,660	44,256
Quanta Services, Inc.†	2,657	58,799
		128,611
Commercial Services-Finance — 0.2%
Automatic Data Processing, Inc.	5,045	198,268
H&R Block, Inc.	16,818	309,115
Moody's Corp.	2,545	52,071
		559,454
Computer Services — 0.8%
Accenture PLC Class A†	36,400	1,356,628
Affiliated Computer Services, Inc., Class A†	715	38,732
Computer Sciences Corp.†	22,275	1,174,115
		2,569,475
Computers — 1.3%
Dell, Inc.†	40,900	624,134
Hewlett-Packard Co.	49,270	2,326,037
International Business Machines Corp.	7,957	951,737
Sun Microsystems, Inc.†	15,768	143,331
		4,045,239
Computers-Integrated Systems — 0.0%
Teradata Corp.†	1,834	50,472
Computers-Memory Devices — 0.1%
EMC Corp.†	13,966	237,981
Consumer Products-Misc. — 0.8%
Clorox Co.	2,917	171,578
Fortune Brands, Inc.	34,975	1,503,225
Kimberly-Clark Corp.	15,910	938,372
		2,613,175
Containers-Metal/Glass — 0.0%
Owens-Illinois, Inc.†	2,643	97,527

Security Description	Shares	Market Value (Note 2)
Containers-Paper/Plastic — 0.0%
Bemis Co., Inc.	2,260	$58,557
Pactiv Corp.†	1,353	35,246
Sealed Air Corp.	1,296	25,440
		119,243
Cosmetics & Toiletries — 0.3%
The Procter & Gamble Co.	18,328	1,061,558
Cruise Lines — 0.1%
Carnival Corp.	9,171	305,211
Data Processing/Management — 0.0%
Fidelity National Information Services, Inc.	4,015	102,423
Dental Supplies & Equipment — 0.0%
Dentsply International, Inc.	1,586	54,780
Disposable Medical Products — 0.0%
C.R. Bard, Inc.	695	54,634
Distribution/Wholesale — 0.2%
Genuine Parts Co.	14,939	568,578
WW Grainger, Inc.	733	65,501
		634,079
Diversified Banking Institutions — 8.7%
Bank of America Corp.	465,680	7,879,306
Citigroup, Inc.	272,969	1,321,170
JPMorgan Chase & Co.	275,022	12,051,464
Morgan Stanley	28,448	878,474
The Goldman Sachs Group, Inc.	16,200	2,986,470
UBS AG†	99,540	1,822,577
		26,939,461
Diversified Manufacturing Operations — 6.3%
3M Co.	23,900	1,763,820
Cooper Industries PLC Class A	15,700	589,849
Dover Corp.	3,896	151,009
Eaton Corp.	9,766	552,658
General Electric Co.	598,724	9,831,048
Honeywell International, Inc.	36,441	1,353,783
Illinois Tool Works, Inc.	35,850	1,531,154
Ingersoll-Rand PLC	62,000	1,901,540
ITT Corp.	1,642	85,630
Leggett & Platt, Inc.	3,268	63,399
Parker Hannifin Corp.	1,512	78,382
Textron, Inc.	74,756	1,418,869
		19,321,141
Diversified Operations — 0.0%
Leucadia National Corp.†	1,631	40,318
E-Commerce/Services — 0.3%
eBay, Inc.†	30,300	715,383
Expedia, Inc.†	2,512	60,162
		775,545
Electric Products-Misc. — 0.1%
Emerson Electric Co.	6,292	252,183
Molex, Inc.	2,845	59,404
		311,587
Electric-Generation — 0.1%
The AES Corp.†	13,961	206,902

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Electric-Integrated — 5.1%
Allegheny Energy, Inc.	3,547	$94,066
Ameren Corp.	4,885	123,493
American Electric Power Co., Inc.	9,979	309,249
CMS Energy Corp.	4,791	64,199
Consolidated Edison, Inc.	5,756	235,651
Constellation Energy Group, Inc.	20,099	650,605
Dominion Resources, Inc.	12,459	429,835
DTE Energy Co.	3,442	120,952
Duke Energy Corp.	71,791	1,129,990
Edison International	38,519	1,293,468
Entergy Corp.	32,398	2,587,304
Exelon Corp.	43,895	2,178,070
FirstEnergy Corp.	15,080	689,458
FPL Group, Inc.	8,612	475,641
Integrys Energy Group, Inc.	1,600	57,424
Northeast Utilities	3,669	87,102
Pepco Holdings, Inc.	4,622	68,775
PG&E Corp.	23,659	957,953
Pinnacle West Capital Corp.	18,018	591,351
PPL Corp.	7,882	239,140
Progress Energy, Inc.	26,546	1,036,887
Public Service Enterprise Group, Inc.	10,590	332,950
SCANA Corp.	2,308	80,549
TECO Energy, Inc.	20,074	282,642
The Southern Co.	16,662	527,686
Wisconsin Energy Corp.	2,447	110,531
Xcel Energy, Inc.	47,739	918,498
		15,673,469
Electronic Components-Misc. — 0.0%
Jabil Circuit, Inc.	3,860	51,763
Electronic Components-Semiconductors — 1.9%
Advanced Micro Devices, Inc.†	7,395	41,856
Broadcom Corp., Class A†	4,967	152,437
Intel Corp.	198,128	3,877,365
LSI Corp.†	8,460	46,445
Microchip Technology, Inc.	3,829	101,469
Micron Technology, Inc.†	17,725	145,345
NVIDIA Corp.†	4,242	63,757
QLogic Corp.†	890	15,308
Texas Instruments, Inc.	53,700	1,272,153
Xilinx, Inc.	2,426	56,817
		5,772,952
Electronics-Military — 0.0%
L-3 Communications Holdings, Inc.	854	68,593
Engineering/R&D Services — 0.1%
Fluor Corp.	1,920	97,632
Jacobs Engineering Group, Inc.†	1,141	52,429
		150,061
Engines-Internal Combustion — 0.3%
Cummins, Inc.	23,583	1,056,754
Enterprise Software/Service — 0.0%
CA, Inc.	3,416	75,118
Novell, Inc.†	3,557	16,042
		91,160

Security Description	Shares	Market Value (Note 2)
Entertainment Software — 0.1%
Electronic Arts, Inc.†	16,660	$317,373
Filtration/Separation Products — 0.1%
Pall Corp.	6,284	202,847
Finance-Consumer Loans — 0.2%
SLM Corp.†	61,200	533,664
Finance-Credit Card — 0.8%
American Express Co.	66,914	2,268,385
Discover Financial Services	4,597	74,609
		2,342,994
Finance-Investment Banker/Broker — 0.0%
E*TRADE Financial Corp.†	10,089	17,656
The Charles Schwab Corp.	6,575	125,911
		143,567
Finance-Mortgage Loan/Banker — 0.0%
Fannie Mae†	29,121	44,264
Finance-Other Services — 0.1%
NYSE Euronext	12,600	364,014
The NASDAQ OMX Group, Inc.†	1,277	26,881
		390,895
Financial Guarantee Insurance — 0.0%
MBIA, Inc.†	1,621	12,579
Food-Confectionery — 0.6%
The Hershey Co.	40,300	1,566,058
The J.M. Smucker Co.	2,490	131,995
		1,698,053
Food-Dairy Products — 0.0%
Dean Foods Co.†	1,283	22,825
Food-Meat Products — 0.0%
Hormel Foods Corp.	818	29,055
Tyson Foods, Inc., Class A	6,390	80,706
		109,761
Food-Misc. — 1.8%
ConAgra Foods, Inc.	9,253	200,605
General Mills, Inc.	26,433	1,701,757
H.J. Heinz Co.	2,705	107,524
Kraft Foods, Inc., Class A	61,172	1,606,988
McCormick & Co., Inc.	14,331	486,394
Nestle SA ADR	32,300	1,378,887
Sara Lee Corp.	14,560	162,198
		5,644,353
Food-Retail — 0.5%
Safeway, Inc.	8,718	171,919
SUPERVALU, Inc.	4,437	66,821
The Kroger Co.	65,981	1,361,848
Whole Foods Market, Inc.†	2,940	89,641
		1,690,229
Food-Wholesale/Distribution — 0.4%
Sysco Corp.	49,500	1,230,075
Forestry — 0.2%
Plum Creek Timber Co., Inc.	3,408	104,421
Weyerhaeuser Co.	14,324	524,975
		629,396

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Gas-Distribution — 0.5%
CenterPoint Energy, Inc.	20,888	$259,638
Nicor, Inc.	947	34,651
NiSource, Inc.	72,463	1,006,511
Sempra Energy	5,135	255,774
		1,556,574
Gold Mining — 0.1%
Newmont Mining Corp.	6,256	275,389
Hazardous Waste Disposal — 0.0%
Stericycle, Inc.†	676	32,752
Home Decoration Products — 0.0%
Newell Rubbermaid, Inc.	5,812	91,190
Hotels/Motels — 0.3%
Marriott International, Inc., Class A	29,435	812,112
Starwood Hotels & Resorts Worldwide, Inc.	3,910	129,147
Wyndham Worldwide Corp.	3,739	61,020
		1,002,279
Human Resources — 0.0%
Monster Worldwide, Inc.†	1,687	29,489
Independent Power Producers — 0.1%
Dynegy, Inc., Class A†	10,611	27,058
NRG Energy, Inc.†	9,600	270,624
		297,682
Industrial Gases — 0.2%
Air Products & Chemicals, Inc.	4,397	341,119
Airgas, Inc.	769	37,197
Praxair, Inc.	2,312	188,867
		567,183
Instruments-Scientific — 0.1%
PerkinElmer, Inc.	2,443	47,004
Thermo Fisher Scientific, Inc.†	4,869	212,629
		259,633
Insurance Brokers — 0.9%
Aon Corp.	28,147	1,145,301
Marsh & McLennan Cos., Inc.	61,964	1,532,370
		2,677,671
Insurance-Life/Health — 1.5%
Aflac, Inc.	4,306	184,039
Lincoln National Corp.	38,799	1,005,282
Principal Financial Group, Inc.	62,675	1,716,668
Prudential Financial, Inc.	9,691	483,678
Torchmark Corp.	970	42,127
Unum Group	55,537	1,190,713
		4,622,507
Insurance-Multi-line — 1.3%
ACE, Ltd.†	36,900	1,972,674
American International Group, Inc.†(1)	2,817	124,258
Assurant, Inc.	2,468	79,124
Cincinnati Financial Corp.	3,404	88,470
Genworth Financial, Inc., Class A†	10,072	120,360
Hartford Financial Services Group, Inc.	8,043	213,139
Loews Corp.	4,416	151,248
MetLife, Inc.	17,134	652,291

Security Description	Shares	Market Value (Note 2)
Insurance-Multi-line (continued)
The Allstate Corp.	11,227	$343,771
XL Capital, Ltd., Class A	7,162	125,049
		3,870,384
Insurance-Property/Casualty — 0.7%
Chubb Corp.	12,362	623,168
The Progressive Corp.†	25,700	426,106
The Travelers Cos., Inc.	22,933	1,128,992
		2,178,266
Internet Security — 0.1%
McAfee, Inc.†	1,678	73,480
Symantec Corp.†	7,160	117,925
		191,405
Investment Management/Advisor Services — 0.8%
Ameriprise Financial, Inc.	43,737	1,588,965
Federated Investors, Inc., Class B	556	14,662
Invesco, Ltd.	8,708	198,194
Janus Capital Group, Inc.	3,812	54,054
Legg Mason, Inc.	16,099	499,552
T. Rowe Price Group, Inc.	1,608	73,486
		2,428,913
Linen Supply & Related Items — 0.0%
Cintas Corp.	1,430	43,343
Machinery-Farming — 0.4%
Deere & Co.	26,018	1,116,693
Machinery-Pumps — 0.0%
Flowserve Corp.	1,171	115,390
Medical Instruments — 0.1%
Boston Scientific Corp.†	19,878	210,508
Medical Labs & Testing Services — 0.0%
Quest Diagnostics, Inc.	1,306	68,160
Medical Products — 1.9%
Baxter International, Inc.	5,803	330,829
Becton, Dickinson & Co.	2,255	157,286
CareFusion Corp.†	1,997	43,535
Covidien PLC	26,500	1,146,390
Hospira, Inc.†	1,787	79,700
Johnson & Johnson	39,100	2,380,799
Zimmer Holdings, Inc.†	32,100	1,715,745
		5,854,284
Medical-Biomedical/Gene — 0.4%
Amgen, Inc.†	11,500	692,645
Genzyme Corp.†	2,659	150,845
Gilead Sciences, Inc.†	6,435	299,742
Life Technologies Corp.†	2,030	94,496
Millipore Corp.†	523	36,783
		1,274,511
Medical-Drugs — 6.8%
Abbott Laboratories	50,155	2,481,168
Allergan, Inc.	3,283	186,343
Bristol-Myers Squibb Co.	79,662	1,793,988
Cephalon, Inc.†	844	49,155
Eli Lilly & Co.	46,664	1,541,312
King Pharmaceuticals, Inc.†	3,012	32,439
Merck & Co., Inc.	162,239	5,131,620

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Medical-Drugs (continued)
Pfizer, Inc.	347,462	$5,750,496
Schering-Plough Corp.	67,999	1,920,972
Wyeth	40,816	1,982,841
		20,870,334
Medical-Generic Drugs — 0.4%
Mylan, Inc.†	3,068	49,119
Teva Pharmaceutical Industries, Ltd. ADR	22,500	1,137,600
Watson Pharmaceuticals, Inc.†	1,461	53,531
		1,240,250
Medical-HMO — 0.6%
Aetna, Inc.	4,568	127,127
CIGNA Corp.	5,708	160,338
Coventry Health Care, Inc.†	1,064	21,237
Humana, Inc.†	1,456	54,309
UnitedHealth Group, Inc.	34,800	871,392
WellPoint, Inc.†	14,869	704,196
		1,938,599
Medical-Hospitals — 0.0%
Tenet Healthcare Corp.†	9,062	53,285
Medical-Wholesale Drug Distribution — 0.7%
AmerisourceBergen Corp.	6,222	139,248
Cardinal Health, Inc.	58,428	1,565,870
McKesson Corp.	5,570	331,694
		2,036,812
Metal Processors & Fabrication — 0.3%
Precision Castparts Corp.	8,615	877,610
Metal-Aluminum — 0.2%
Alcoa, Inc.	52,794	692,657
Metal-Iron — 0.5%
Cliffs Natural Resources, Inc.	46,100	1,491,796
Motorcycle/Motor Scooter — 0.2%
Harley-Davidson, Inc.	24,362	560,326
Multimedia — 1.9%
Meredith Corp.	762	22,814
News Corp., Class A	47,058	564,226
The McGraw-Hill Cos., Inc.	36,600	920,124
The Walt Disney Co.	65,129	1,788,442
Time Warner, Inc.	76,015	2,187,712
WPP PLC	35,800	307,238
		5,790,556
Networking Products — 0.9%
Cisco Systems, Inc.†	107,200	2,523,488
Juniper Networks, Inc.†	6,912	186,762
		2,710,250
Non-Hazardous Waste Disposal — 0.5%
Republic Services, Inc.	45,103	1,198,387
Waste Management, Inc.	10,312	307,504
		1,505,891
Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	1,517	37,697
Xerox Corp.	18,190	140,791
		178,488

Security Description	Shares	Market Value (Note 2)
Office Supplies & Forms — 0.3%
Avery Dennison Corp.	23,060	$830,391
Oil & Gas Drilling — 0.0%
Diamond Offshore Drilling, Inc.	509	48,620
Rowan Cos., Inc.	2,381	54,929
		103,549
Oil Companies-Exploration & Production — 1.4%
Anadarko Petroleum Corp.	19,100	1,198,143
EOG Resources, Inc.	9,500	793,345
EQT Corp.	932	39,703
Noble Energy, Inc.	1,778	117,277
Occidental Petroleum Corp.	27,091	2,123,934
Pioneer Natural Resources Co.	1,012	36,726
Southwestern Energy Co.†	2,668	113,870
		4,422,998
Oil Companies-Integrated — 4.7%
BP PLC ADR	44,404	2,363,625
Chevron Corp.	37,868	2,667,043
ConocoPhillips	20,074	906,542
Exxon Mobil Corp.	37,812	2,594,282
Hess Corp.	24,600	1,315,116
Marathon Oil Corp.	40,277	1,284,836
Murphy Oil Corp.	23,900	1,375,923
Royal Dutch Shell PLC ADR	35,600	2,035,964
		14,543,331
Oil Field Machinery & Equipment — 0.1%
National-Oilwell Varco, Inc.†	3,501	150,998
Oil Refining & Marketing — 0.3%
Sunoco, Inc.	18,100	514,945
Tesoro Corp.	2,921	43,756
Valero Energy Corp.	11,779	228,395
		787,096
Oil-Field Services — 1.2%
Baker Hughes, Inc.	42,500	1,813,050
BJ Services Co.	15,500	301,165
Halliburton Co.	9,059	245,680
Schlumberger, Ltd.	20,700	1,233,720
		3,593,615
Paper & Related Products — 0.7%
International Paper Co.	68,546	1,523,778
MeadWestvaco Corp.	32,081	715,727
		2,239,505
Pharmacy Services — 0.1%
Medco Health Solutions, Inc.†	6,346	350,997
Photo Equipment & Supplies — 0.0%
Eastman Kodak Co.	5,614	26,835
Pipelines — 0.4%
El Paso Corp.	14,676	151,456
Spectra Energy Corp.	37,794	715,818
The Williams Cos., Inc.	21,702	387,815
		1,255,089
Printing-Commercial — 0.0%
R.R. Donnelley & Sons Co.	4,297	91,354

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Publishing-Newspapers — 0.2%
Gannett Co., Inc.	4,913	$61,462
The New York Times Co., Class A	46,919	380,982
The Washington Post Co., Class B	130	60,850
		503,294
Quarrying — 0.3%
Vulcan Materials Co.	19,316	1,044,416
Real Estate Investment Trusts — 0.7%
Apartment Investment & Management Co., Class A	2,450	36,137
AvalonBay Communities, Inc.	1,673	121,677
Boston Properties, Inc.	2,901	190,161
Equity Residential	5,734	176,034
HCP, Inc.	6,135	176,320
Health Care REIT, Inc.	2,509	104,425
Host Hotels & Resorts, Inc.	12,640	148,773
Kimco Realty Corp.	7,877	102,716
ProLogis	9,268	110,475
Public Storage	2,838	213,531
Simon Property Group, Inc.	5,966	414,219
Ventas, Inc.	1,507	58,019
Vornado Realty Trust	3,268	210,492
		2,062,979
Retail-Apparel/Shoe — 0.1%
Limited Brands, Inc.	5,588	94,940
Nordstrom, Inc.	1,448	44,222
The Gap, Inc.	5,644	120,782
		259,944
Retail-Auto Parts — 0.0%
O'Reilly Automotive, Inc.†	1,088	39,320
Retail-Automobile — 0.0%
AutoNation, Inc.†	1,975	35,708
Retail-Bedding — 0.4%
Bed Bath & Beyond, Inc.†	34,800	1,306,392
Retail-Building Products — 1.1%
Home Depot, Inc.	117,801	3,138,218
Lowe's Cos., Inc.	8,969	187,811
		3,326,029
Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	2,787	104,568
RadioShack Corp.	891	14,764
		119,332
Retail-Discount — 1.0%
Big Lots, Inc.†	986	24,670
Costco Wholesale Corp.	5,097	287,777
Family Dollar Stores, Inc.	1,199	31,654
Target Corp.	39,711	1,853,709
Wal-Mart Stores, Inc.	16,726	821,079
		3,018,889
Retail-Drug Store — 0.6%
CVS Caremark Corp.	42,397	1,515,269
Walgreen Co.	8,724	326,888
		1,842,157

Security Description	Shares	Market Value (Note 2)
Retail-Jewelry — 0.2%
Tiffany & Co.	18,998	$731,993
Retail-Major Department Stores — 0.1%
J.C. Penney Co., Inc.	4,937	166,624
Retail-Office Supplies — 0.4%
Office Depot, Inc.†	5,750	38,065
Staples, Inc.	54,704	1,270,227
		1,308,292
Retail-Regional Department Stores — 0.2%
Kohl's Corp.†	2,303	131,386
Macy's, Inc.	29,402	537,763
		669,149
Retail-Restaurants — 0.5%
Darden Restaurants, Inc.	2,918	99,591
McDonald's Corp.	22,821	1,302,395
		1,401,986
Rubber-Tires — 0.0%
The Goodyear Tire & Rubber Co.†	5,063	86,223
Savings & Loans/Thrifts — 0.1%
Hudson City Bancorp, Inc.	3,751	49,326
People's United Financial, Inc.	7,292	113,463
		162,789
Schools — 0.0%
DeVry, Inc.	661	36,566
Semiconductor Components-Integrated Circuits — 0.4%
Analog Devices, Inc.	39,602	1,092,223
Linear Technology Corp.	4,653	128,563
		1,220,786
Semiconductor Equipment — 0.2%
Applied Materials, Inc.	31,916	427,674
KLA-Tencor Corp.	3,572	128,092
Novellus Systems, Inc.†	1,164	24,421
Teradyne, Inc.†	3,654	33,800
		613,987
Steel-Producers — 0.4%
AK Steel Holding Corp.	2,290	45,182
Nucor Corp.	22,900	1,076,529
United States Steel Corp.	3,000	133,110
		1,254,821
Steel-Specialty — 0.0%
Allegheny Technologies, Inc.	780	27,292
Telecom Equipment-Fiber Optics — 0.2%
Ciena Corp.†	1,916	31,192
Corning, Inc.	32,538	498,157
JDS Uniphase Corp.†	4,542	32,294
		561,643
Telecommunication Equipment — 0.0%
Tellabs, Inc.†	5,058	35,001
Telephone-Integrated — 4.3%
AT&T, Inc.	293,207	7,919,521
CenturyTel, Inc.	6,222	209,059
Frontier Communications Corp.	6,538	49,297
Qwest Communications International, Inc.	190,329	725,153

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Telephone-Integrated (continued)
Sprint Nextel Corp.†	107,225	$423,539
Verizon Communications, Inc.	125,497	3,798,794
Windstream Corp.	9,140	92,588
		13,217,951
Television — 0.1%
CBS Corp., Class B	23,885	287,814
Tobacco — 1.8%
Altria Group, Inc.	43,354	772,135
Lorillard, Inc.	17,557	1,304,485
Philip Morris International, Inc.	70,189	3,421,012
Reynolds American, Inc.	3,537	157,467
		5,655,099
Tools-Hand Held — 0.6%
Black & Decker Corp.	7,100	328,659
Snap-On, Inc.	1,208	41,990
The Stanley Works	33,161	1,415,643
		1,786,292
Toys — 0.8%
Hasbro, Inc.	2,635	73,121
Mattel, Inc.	122,835	2,267,516
		2,340,637
Transport-Rail — 0.4%
Burlington Northern Santa Fe Corp.	2,466	196,861
CSX Corp.	8,205	343,461
Norfolk Southern Corp.	4,309	185,761
Union Pacific Corp.	10,555	615,884
		1,341,967
Transport-Services — 0.6%
FedEx Corp.	3,203	240,930
Ryder System, Inc.	1,171	45,739
United Parcel Service, Inc., Class B	28,466	1,607,475
		1,894,144
Wireless Equipment — 0.1%
American Tower Corp., Class A†	6,195	225,498
Total Common Stock (cost $330,992,551)		299,644,722
EXCHANGE TRADED FUND — 0.6%
Finance-Investment Banker/Broker — 0.6%
iShares S&P 500 Value Index Fund (cost $1,893,234)	38,700	1,981,053

Security Description	Shares/ Principal Amount	Market Value (Note 2)
U.S. CORPORATE BONDS & NOTES — 0.2%
Auto-Cars/Light Trucks — 0.2%
Ford Motor Co. Senior Notes 4.25% due 12/15/36 (cost $252,093)	$503,000	$509,916
Total Long-Term Investment Securities (cost $333,137,878)		302,135,691
SHORT-TERM INVESTMENT SECURITIES — 1.2%
Registered Investment Company — 1.2%
T. Rowe Price Reserve Investment Fund	3,536,433	3,536,433
U.S. Government Treasury — 0.0%
United States Treasury Bills 0.05% due 11/12/09(2)	50,000	49,991
Total Short-Term Investment Securities (cost $3,586,424)		3,586,424
REPURCHASE AGREEMENTS — 1.4%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 09/30/09, to be repurchased 10/01/09 in the amount of $319,000 and collateralized by $330,000 of United States Treasury Bills, bearing interest at 0.12% due 03/25/10 and having an approximate value of $329,703	319,000	319,000
Banc of America Securities Joint Repurchase Agreement(4)	3,930,000	3,930,000
Total Repurchase Agreements (cost $4,249,000)		4,249,000
TOTAL INVESTMENTS (cost $340,973,302)(3)	100.6%	309,971,115
Liabilities in excess of other assets	(0.6)	(1,845,435)
NET ASSETS	100.0%	$308,125,680

†  Non-income producing security

(1)  Security represents an investment in an affiliated company; See Note 8.

(2)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(3)  See Note 3 for cost of investments on a tax basis.

(4)  See Note 2 for details of Joint Repurchase Agreement.

ADR — American Depository Receipt

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Market Value at Trade Date	Market Value as of September 30, 2009	Unrealized Appreciation (Depreciation)
4	Long	S&P 500 Citigroup Value Index	December 2009	$497,870	$504,700	$6,830

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2009 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock
Banks - Super Regional	$16,939,484	$—	$—	$16,939,484
Diversified Banking Institutions	26,939,461	—	—	26,939,461
Diversified Manufacturing Operations	19,321,141	—	—	19,321,141
Electric - Integrated	15,673,469	—	—	15,673,469
Medical - Drugs	20,870,334	—	—	20,870,334
Other Industries*	199,900,833	—	—	199,900,833
Exchange Traded Fund	1,981,053	—	—	1,981,053
U.S. Corporate Bonds & Notes	—	509,916	—	509,916
Short-Term Investment Securities:
Registered Investment Companies	—	3,536,433	—	3,536,433
U.S. Government Treasury	—	49,991	—	49,991
Repurchase Agreements	—	4,249,000	—	4,249,000
Other Financial Instruments+
Open Futures Contracts - Appreciation	6,830	—	—	6,830
Total	$301,632,605	$8,345,340	$—	$309,977,945

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO PROFILE — September 30, 2009 (unaudited)

Industry Allocation*
Electronic Components-Semiconductors	3.7%
Retail-Apparel/Shoe	3.3
Medical Instruments	2.9
Computers-Memory Devices	2.9
Semiconductor Components-Integrated Circuits	2.3
Medical-Drugs	2.1
Investment Management/Advisor Services	2.1
Schools	2.0
Oil Companies-Exploration & Production	1.9
Apparel Manufacturers	1.9
Applications Software	1.9
Medical-Biomedical/Gene	1.8
Commercial Services-Finance	1.8
Networking Products	1.7
Enterprise Software/Service	1.6
Electronic Measurement Instruments	1.5
Diversified Manufacturing Operations	1.4
Oil Field Machinery & Equipment	1.4
E-Commerce/Services	1.2
Coal	1.2
Retail-Auto Parts	1.2
Transport-Services	1.2
Engineering/R&D Services	1.1
Retail-Restaurants	1.0
Retail-Consumer Electronics	1.0
Finance-Other Services	1.0
Consumer Products-Misc.	1.0
Index Fund	1.0
Intimate Apparel	1.0
Airlines	1.0
Metal Processors & Fabrication	0.9
Medical Products	0.9
Chemicals-Specialty	0.9
Web Hosting/Design	0.9
Internet Security	0.9
Medical Labs & Testing Services	0.8
Casino Hotels	0.8
Wireless Equipment	0.8
Real Estate Investment Trusts	0.7
Electronic Components-Misc.	0.7
Cosmetics & Toiletries	0.7
Vitamins & Nutrition Products	0.7
Printing-Commercial	0.7
Finance-Investment Banker/Broker	0.7
Retail-Major Department Stores	0.7
Food-Misc.	0.7
Computer Services	0.7
Oil-Field Services	0.7
Insurance-Life/Health	0.7
Beverages-Non-alcoholic	0.7
Filtration/Separation Products	0.6
Distribution/Wholesale	0.6
Repurchase Agreements	0.6
Banks-Commercial	0.6
Data Processing/Management	0.6
Retail-Regional Department Stores	0.6
Private Corrections	0.6
Multimedia	0.6
Instruments-Scientific	0.5
Oil & Gas Drilling	0.5

Transactional Software	0.5%
Semiconductor Equipment	0.5
Aerospace/Defense	0.5
Aerospace/Defense-Equipment	0.5
Hotels/Motels	0.5
Coffee	0.5
Tobacco	0.5
Insurance Brokers	0.5
Human Resources	0.4
Electric-Integrated	0.4
Retail-Mail Order	0.4
Batteries/Battery Systems	0.4
Commercial Services	0.4
Computer Aided Design	0.4
Machinery-Electrical	0.4
Retail-Bedding	0.4
Agricultural Chemicals	0.4
Web Portals/ISP	0.4
Disposable Medical Products	0.4
Retail-Discount	0.4
Medical Information Systems	0.4
Machinery-General Industrial	0.4
Insurance-Multi-line	0.4
Broadcast Services/Program	0.4
Dental Supplies & Equipment	0.3
Insurance-Property/Casualty	0.3
Beverages-Wine/Spirits	0.3
Machinery-Construction & Mining	0.3
Rubber-Tires	0.3
Physical Therapy/Rehabilitation Centers	0.3
Cellular Telecom	0.3
Machinery-Pumps	0.3
Diagnostic Kits	0.3
Audio/Video Products	0.3
Banks-Fiduciary	0.3
Medical-HMO	0.3
Computers-Integrated Systems	0.3
Building Products-Air & Heating	0.3
Coatings/Paint	0.3
Non-Hazardous Waste Disposal	0.3
Retail-Automobile	0.3
Chemicals-Diversified	0.3
Hazardous Waste Disposal	0.3
Transport-Truck	0.3
Food-Confectionery	0.3
Food-Retail	0.3
Containers-Metal/Glass	0.3
Toys	0.3
Retail-Jewelry	0.3
Advertising Sales	0.2
Consulting Services	0.2
Gold Mining	0.2
Electronic Connectors	0.2
Dialysis Centers	0.2
Medical-Wholesale Drug Distribution	0.2
Internet Infrastructure Software	0.2
Casino Services	0.2
Power Converter/Supply Equipment	0.2
Quarrying	0.2
Electric Products-Misc.	0.2

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO PROFILE — September 30, 2009 (unaudited) (continued)

Entertainment Software	0.2%
Independent Power Producers	0.2
Industrial Audio & Video Products	0.2
Medical-Hospitals	0.2
Insurance-Reinsurance	0.2
Building-Residential/Commercial	0.2
Engines-Internal Combustion	0.2
Oil Companies-Integrated	0.2
Electric-Generation	0.2
Energy-Alternate Sources	0.2
Pharmacy Services	0.2
Cable TV	0.2
Television	0.2
Auction Houses/Art Dealers	0.1
Auto/Truck Parts & Equipment-Original	0.1
Therapeutics	0.1
Industrial Automated/Robotic	0.1
Electronic Forms	0.1
Electronic Design Automation	0.1
Telecom Services	0.1
Medical-Generic Drugs	0.1
Finance-Consumer Loans	0.1
Computers	0.1
Retail-Pet Food & Supplies	0.1
Lasers-System/Components	0.1
Leisure Products	0.1
Banks-Super Regional	0.1
Internet Content-Information/News	0.1
Respiratory Products	0.1
Steel Pipe & Tube	0.1
Retail-Sporting Goods	0.1
Oil Refining & Marketing	0.1
Retail-Office Supplies	0.1
Auto-Heavy Duty Trucks	0.1
Industrial Gases	0.1
Metal-Iron	0.1
Diagnostic Equipment	0.1
E-Marketing/Info	0.1
Savings & Loans/Thrifts	0.1
Machinery-Print Trade	0.1
Soap & Cleaning Preparation	0.1
Telecommunication Equipment	0.1
Motion Pictures & Services	0.1
Retail-Gardening Products	0.1
Retail-Computer Equipment	0.1
Steel-Producers	0.1
Wire & Cable Products	0.1
Mining	0.1
Gas-Distribution	0.1
Medical-Outpatient/Home Medical	0.1
Food-Dairy Products	0.1
X-Ray Equipment	0.1
Computer Software	0.1
Telephone-Integrated	0.1
Instruments-Controls	0.1
Containers-Paper/Plastic	0.1
Telecom Equipment-Fiber Optics	0.1
Decision Support Software	0.1
Advertising Agencies	0.1
Computers-Periphery Equipment	0.1

Water Treatment Systems	0.1%
Building Products-Cement	0.1
Real Estate Management/Services	0.1
Real Estate Operations & Development	0.1
Electronic Parts Distribution	0.1
100.1%

*  Calculated as a percentage of net assets

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK — 98.5%
Advertising Agencies — 0.1%
Omnicom Group, Inc.	1,600	$59,104
Advertising Sales — 0.2%
Focus Media Holding, Ltd. ADR†	21,700	239,568
Aerospace/Defense — 0.5%
Empressa Brasileira de Aeronautica SA ADR	2,400	55,056
Rockwell Collins, Inc.	6,079	308,813
Spirit Aerosystems Holdings, Inc., Class A†	691	12,480
TransDigm Group, Inc.†	2,089	104,053
		480,402
Aerospace/Defense-Equipment — 0.5%
Alliant Techsystems, Inc.†	1,457	113,428
BE Aerospace, Inc.†	949	19,113
Goodrich Corp.	6,286	341,581
		474,122
Agricultural Chemicals — 0.4%
CF Industries Holdings, Inc.	1,807	155,818
Intrepid Potash, Inc.†	3,780	89,170
Terra Industries, Inc.	3,561	123,460
		368,448
Airlines — 1.0%
AMR Corp.†	5,802	46,126
Continental Airlines, Inc., Class B†	2,729	44,865
Copa Holdings SA, Class A	613	27,272
Delta Air Lines, Inc.†	15,491	138,799
JetBlue Airways Corp.†	57,800	345,644
Skywest, Inc.	4,900	81,242
Southwest Airlines Co.	10,205	97,968
US Airways Group, Inc.†	33,000	155,100
		937,016
Apparel Manufacturers — 1.9%
Coach, Inc.	40,278	1,325,952
Hanesbrands, Inc.†	20,589	440,605
Polo Ralph Lauren Corp.	1,042	79,838
VF Corp.	405	29,334
		1,875,729
Applications Software — 1.9%
American Reprographics Co.†	3,800	36,176
Check Point Software Technologies, Ltd.†	2,200	62,370
Citrix Systems, Inc.†	6,738	264,332
Intuit, Inc.†	15,092	430,122
Nuance Communications, Inc.†	3,966	59,331
Red Hat, Inc.†	25,828	713,886
Salesforce.com, Inc.†	5,077	289,034
		1,855,251
Auction House/Art Dealers — 0.1%
Ritchie Bros. Auctioneers, Inc.	5,900	144,786
Audio/Video Products — 0.3%
Harman International Industries, Inc.	663	22,462
Tivo, Inc.†	26,500	274,540
		297,002

Security Description	Shares	Market Value (Note 2)
Auto-Heavy Duty Trucks — 0.1%
Navistar International Corp.†	1,260	$47,149
PACCAR, Inc.	1,300	49,023
		96,172
Auto/Truck Parts & Equipment-Original — 0.1%
BorgWarner, Inc.	2,176	65,846
Federal-Mogul Corp., Class A†	129	1,557
TRW Automotive Holdings Corp.†	292	4,891
WABCO Holdings, Inc.	3,316	69,636
		141,930
Banks-Commercial — 0.6%
BOK Financial Corp.	139	6,438
City National Corp.	2,700	105,111
Commerce Bancshares, Inc.	398	14,822
First Horizon National Corp.†	4,673	61,824
Fortis†	72,674	340,418
SVB Financial Group†	1,600	69,232
		597,845
Banks-Fiduciary — 0.3%
Northern Trust Corp.	5,000	290,800
Banks-Super Regional — 0.1%
KeyCorp	17,600	114,400
Batteries/Battery Systems — 0.4%
Energizer Holdings, Inc.†	6,337	420,397
Beverages-Non-alcoholic — 0.7%
Coca-Cola Enterprises, Inc.	5,274	112,917
Dr. Pepper Snapple Group, Inc.†	13,440	386,400
Hansen Natural Corp.†	1,377	50,591
Pepsi Bottling Group, Inc.	2,262	82,427
		632,335
Beverages-Wine/Spirits — 0.3%
Brown-Forman Corp., Class B	6,454	311,212
Brewery — 0.0%
Molson Coors Brewing Co., Class B	148	7,205
Broadcast Services/Program — 0.4%
Discovery Communications, Inc., Class C†	11,653	303,328
Scripps Networks Interactive, Inc., Class A	1,039	38,391
		341,719
Building & Construction Products-Misc. — 0.0%
Armstrong World Industries, Inc.†	183	6,306
Owens Corning, Inc.†	764	17,152
		23,458
Building Products-Air & Heating — 0.3%
Lennox International, Inc.	7,617	275,126
Building Products-Cement — 0.1%
Eagle Materials, Inc.	860	24,579
Martin Marietta Materials, Inc.	348	32,040
		56,619
Building Products-Wood — 0.0%
Masco Corp.	3,371	43,553
Building-Mobile Home/Manufactured Housing — 0.0%
Thor Industries, Inc.	376	11,637

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Building-Residential/Commercial — 0.2%
KB Home	1,417	$23,536
Lennar Corp., Class A	2,400	34,200
M.D.C Holdings, Inc.	290	10,075
NVR, Inc.†	20	12,747
Pulte Homes, Inc.	4,788	52,620
Toll Brothers, Inc.†	1,900	37,126
		170,304
Cable TV — 0.2%
Cablevision Systems Corp., Class A	4,100	97,375
Shaw Communications, Inc., Class B	2,700	48,627
		146,002
Casino Hotels — 0.8%
Las Vegas Sands Corp.†	4,537	76,403
MGM Mirage†	51,996	626,032
Wynn Resorts, Ltd.†	1,100	77,979
		780,414
Casino Services — 0.2%
International Game Technology	8,553	183,718
Scientific Games Corp., Class A†	1,301	20,595
		204,313
Cellular Telecom — 0.3%
Leap Wireless International, Inc.†	4,694	91,768
MetroPCS Communications, Inc.†	11,793	110,383
NII Holdings, Inc.†	3,279	98,304
		300,455
Chemicals-Diversified — 0.3%
Celanese Corp., Class A	2,884	72,100
FMC Corp.	1,242	69,862
Sociedad Quimica y Minera de Chile SA ADR	3,200	125,216
		267,178
Chemicals-Specialty — 0.9%
Albemarle Corp.	1,808	62,557
Ashland, Inc.	113	4,884
Ecolab, Inc.	9,350	432,250
International Flavors & Fragrances, Inc.	1,491	56,553
Lubrizol Corp.	1,184	84,609
Sigma-Aldrich Corp.	4,653	251,169
Valhi, Inc.	25	303
		892,325
Coal — 1.2%
Alpha Natural Resources, Inc.†	2,388	83,819
Arch Coal, Inc.	4,181	92,525
CONSOL Energy, Inc.	6,229	280,990
Massey Energy Co.	3,760	104,866
Peabody Energy Corp.	11,300	420,586
Walter Energy, Inc.	3,059	183,724
		1,166,510
Coatings/Paint — 0.3%
RPM International, Inc.	1,327	24,536
The Sherwin-Williams Co.	4,104	246,897
		271,433

Security Description	Shares	Market Value (Note 2)
Coffee — 0.5%
Green Mountain Coffee Roasters, Inc.†	6,291	$464,527
Commercial Services — 0.4%
Alliance Data Systems Corp.†	1,068	65,233
Convergys Corp.†	259	2,575
Iron Mountain, Inc.†	7,311	194,911
Quanta Services, Inc.†	6,900	152,697
Weight Watchers International, Inc.	64	1,756
		417,172
Commercial Services-Finance — 1.8%
Equifax, Inc.	3,582	104,379
Global Payments, Inc.	3,317	154,904
H&R Block, Inc.	6,823	125,407
Interactive Data Corp.	344	9,016
Lender Processing Services, Inc.	1,922	73,363
Moody's Corp.	9,470	193,756
Morningstar, Inc.†	398	19,327
Paychex, Inc.	15,016	436,215
SEI Investments Co.	4,823	94,917
The Western Union Co.	27,020	511,218
Total System Services, Inc.	2,321	37,391
		1,759,893
Computer Aided Design — 0.4%
ANSYS, Inc.†	5,261	197,129
Autodesk, Inc.†	9,006	214,343
		411,472
Computer Services — 0.7%
Affiliated Computer Services, Inc., Class A†	1,104	59,804
Cognizant Technology Solutions Corp., Class A†	11,742	453,946
Computer Sciences Corp.†	1,200	63,252
DST Systems, Inc.†	671	30,061
IHS, Inc., Class A†	957	48,931
		655,994
Computer Software — 0.1%
Metavante Technologies, Inc.†	1,797	61,961
Computers — 0.1%
Palm, Inc.†	6,800	118,524
Computers-Integrated Systems — 0.3%
Brocade Communications Systems, Inc.†	2,774	21,804
Diebold, Inc.	1,155	38,034
Jack Henry & Associates, Inc.	2,000	46,940
MICROS Systems, Inc.†	1,608	48,546
NCR Corp.†	3,170	43,809
Teradata Corp.†	2,831	77,909
		277,042
Computers-Memory Devices — 2.9%
NetApp, Inc.†	26,680	711,822
SanDisk Corp.†	26,287	570,428
Seagate Technology	91,994	1,399,229
Western Digital Corp.†	4,036	147,435
		2,828,914

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Computers-Periphery Equipment — 0.1%
Logitech International SA†	3,200	$58,816
Consulting Services — 0.2%
FTI Consulting, Inc.†	1,031	43,931
Genpact, Ltd.†	6,873	84,538
SAIC, Inc.†	3,090	54,198
The Corporate Executive Board Co.	1,900	47,310
		229,977
Consumer Products-Misc. — 1.0%
Clorox Co.	6,277	369,213
The Scotts Miracle-Gro Co., Class A	13,920	597,864
		967,077
Containers-Metal/Glass — 0.3%
Ball Corp.	1,228	60,418
Crown Holdings, Inc.†	3,221	87,611
Owens-Illinois, Inc.†	2,757	101,733
		249,762
Containers-Paper/Plastic — 0.1%
Packaging Corp. of America	207	4,223
Pactiv Corp.†	2,168	56,476
		60,699
Cosmetics & Toiletries — 0.7%
Alberto-Culver Co.	1,446	40,025
Avon Products, Inc.	17,074	579,833
The Estee Lauder Cos., Inc., Class A	2,229	82,652
		702,510
Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd.†	823	19,818
Data Processing/Management — 0.6%
Broadridge Financial Solutions, Inc.	1,729	34,753
Dun & Bradstreet Corp.	2,870	216,168
Fidelity National Information Services, Inc.	3,878	98,928
Fiserv, Inc.†	5,077	244,711
		594,560
Decision Support Software — 0.1%
MSCI, Inc., Class A†	2,010	59,536
Dental Supplies & Equipment — 0.3%
Dentsply International, Inc.	5,885	203,268
Patterson Cos., Inc.†	4,213	114,804
		318,072
Diagnostic Equipment — 0.1%
Gen-Probe, Inc.†	2,141	88,723
Diagnostic Kits — 0.3%
Idexx Laboratories, Inc.†	3,786	189,300
Inverness Medical Innovations, Inc.†	755	29,241
Qiagen NV†	3,700	78,736
		297,277
Dialysis Centers — 0.2%
DaVita, Inc.†	3,781	214,156
Disposable Medical Products — 0.4%
C.R. Bard, Inc.	4,594	361,134

Security Description	Shares	Market Value (Note 2)
Distribution/Wholesale — 0.6%
Fastenal Co.	6,156	$238,237
LKQ Corp.†	2,813	52,153
WESCO International, Inc.†	453	13,047
WW Grainger, Inc.	3,436	307,041
		610,478
Diversified Manufacturing Operations — 1.4%
Carlisle Cos., Inc.	338	11,461
Crane Co.	518	13,369
Dover Corp.	2,647	102,598
Harsco Corp.	2,770	98,086
Illinois Tool Works, Inc.	10,670	455,716
Ingersoll-Rand PLC	15,900	487,653
ITT Corp.	1,567	81,719
Leggett & Platt, Inc.	1,939	37,617
Pentair, Inc.	556	16,413
Teleflex, Inc.	344	16,619
The Brink's Co.	901	24,246
		1,345,497
Diversified Operations — 0.0%
Leucadia National Corp.†	1,352	33,421
E-Commerce/Services — 1.2%
Ctrip.com International, Ltd. ADR†	10,400	611,416
Expedia, Inc.†	8,957	214,520
IAC/InterActive Corp.†	855	17,263
NetFlix, Inc.†	843	38,921
priceline.com, Inc.†	1,737	288,029
		1,170,149
E-Marketing/Info — 0.1%
Digital River, Inc.†	2,200	88,704
Electric Products-Misc. — 0.2%
AMETEK, Inc.	5,560	194,100
Molex, Inc.	231	4,823
		198,923
Electric-Generation — 0.2%
The AES Corp.†	10,799	160,041
Electric-Integrated — 0.4%
Allegheny Energy, Inc.	2,078	55,109
Constellation Energy Group, Inc.	3,091	100,056
DPL, Inc.	300	7,830
Integrys Energy Group, Inc.	342	12,274
NV Energy, Inc.	1,970	22,832
PPL Corp.	7,556	229,249
		427,350
Electric-Transmission — 0.0%
ITC Holdings Corp.	996	45,268
Electronic Components-Misc. — 0.7%
AVX Corp.	214	2,553
Garmin, Ltd.	1,847	69,706
Gentex Corp.	6,943	98,244
Jabil Circuit, Inc.	39,503	529,735
Vishay Intertechnology, Inc.†	809	6,391
		706,629

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Electronic Components-Semiconductors — 3.7%
Advanced Micro Devices, Inc.†	5,815	$32,913
Altera Corp.	15,200	311,752
Broadcom Corp., Class A†	10,565	324,240
Cree, Inc.†	1,785	65,599
Fairchild Semiconductor International, Inc.†	3,300	33,759
International Rectifier Corp.†	649	12,649
Intersil Corp., Class A	4,837	74,054
MEMC Electronic Materials, Inc.†	7,891	131,227
Microchip Technology, Inc.	8,205	217,432
Micron Technology, Inc.†	3,035	24,887
National Semiconductor Corp.	8,617	122,965
NVIDIA Corp.†	41,575	624,872
ON Semiconductor Corp.†	15,054	124,196
QLogic Corp.†	7,167	123,272
Rambus, Inc.†	2,083	36,244
Rovi Corp.†	3,896	130,906
Silicon Laboratories, Inc.†	2,991	138,663
Skyworks Solutions, Inc.†	26,600	352,184
Xilinx, Inc.	28,811	674,754
		3,556,568
Electronic Connectors — 0.2%
Amphenol Corp., Class A	5,443	205,092
Thomas & Betts Corp.†	341	10,258
		215,350
Electronic Design Automation — 0.1%
Cadence Design Systems, Inc.†	5,239	38,454
Synopsys, Inc.†	4,002	89,725
		128,179
Electronic Forms — 0.1%
Adobe Systems, Inc.†	3,900	128,856
Electronic Measurement Instruments — 1.5%
Agilent Technologies, Inc.†	6,891	191,777
FLIR Systems, Inc.†	5,622	157,247
Itron, Inc.†	7,536	483,359
National Instruments Corp.	3,674	101,513
Trimble Navigation, Ltd.†	21,698	518,799
		1,452,695
Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc.†	979	27,559
Avnet, Inc.†	999	25,944
		53,503
Energy-Alternate Sources — 0.2%
First Solar, Inc.†	700	107,002
GT Solar International, Inc.†	8,900	51,709
		158,711
Engineering/R&D Services — 1.1%
Aecom Technology Corp.†	1,902	51,620
Fluor Corp.	8,013	407,461
Foster Wheeler AG†	4,000	127,640
Jacobs Engineering Group, Inc.†	2,482	114,048
McDermott International, Inc.†	11,490	290,352
The Shaw Group, Inc.†	1,357	43,546
URS Corp.†	212	9,254
		1,043,921

Security Description	Shares	Market Value (Note 2)
Engines-Internal Combustion — 0.2%
Cummins, Inc.	3,637	$162,974
Enterprise Software/Service — 1.6%
Autonomy Corp. PLC†	13,800	359,268
BMC Software, Inc.†	15,458	580,139
CA, Inc.	11,795	259,372
Concur Technologies, Inc.†	6,680	265,597
Novell, Inc.†	3,191	14,391
Sybase, Inc.†	1,670	64,963
		1,543,730
Entertainment Software — 0.2%
Electronic Arts, Inc.†	10,189	194,100
Filtration/Separation Products — 0.6%
Donaldson Co., Inc.	4,551	157,601
Pall Corp.	14,115	455,632
		613,233
Finance-Auto Loans — 0.0%
AmeriCredit Corp.†	557	8,795
Finance-Commercial — 0.0%
CapitalSource, Inc.	812	3,524
CIT Group, Inc.	760	920
		4,444
Finance-Consumer Loans — 0.1%
SLM Corp.†	13,966	121,784
Student Loan Corp.	8	371
		122,155
Finance-Investment Banker/Broker — 0.7%
Greenhill & Co., Inc.	408	36,549
Interactive Brokers Group, Inc., Class A†	2,400	47,688
Investment Technology Group, Inc.†	73	2,038
Jefferies Group, Inc.†	1,753	47,734
Lazard, Ltd., Class A	5,433	224,437
optionsXpress Holdings, Inc.	3,400	58,752
TD Ameritrade Holding Corp.†	13,358	262,084
		679,282
Finance-Other Services — 1.0%
CME Group, Inc.	200	61,638
Deutsche Boerse AG	3,073	251,150
IntercontinentalExchange, Inc.†	3,863	375,445
NYSE Euronext	3,333	96,290
The NASDAQ OMX Group, Inc.†	10,034	211,216
		995,739
Food-Baking — 0.0%
Flowers Foods, Inc.	1,269	33,362
Food-Confectionery — 0.3%
The Hershey Co.	4,404	171,139
The J.M. Smucker Co.	1,700	90,117
		261,256
Food-Dairy Products — 0.1%
Dean Foods Co.†	3,616	64,329
Food-Meat Products — 0.0%
Hormel Foods Corp.	139	4,937
Smithfield Foods, Inc.†	185	2,553
		7,490

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Food-Misc. — 0.7%
Campbell Soup Co.	2,685	$87,584
H.J. Heinz Co.	5,117	203,401
McCormick & Co., Inc.	9,819	333,257
Sara Lee Corp.	3,442	38,344
		662,586
Food-Retail — 0.3%
Whole Foods Market, Inc.†	8,236	251,116
Forestry — 0.0%
Plum Creek Timber Co., Inc.	1,160	35,542
Funeral Services & Related Items — 0.0%
Hillenbrand, Inc.	483	9,839
Garden Products — 0.0%
Toro Co.	707	28,117
Gas-Distribution — 0.1%
CenterPoint Energy, Inc.	5,900	73,337
Gold Mining — 0.2%
Agnico-Eagle Mines, Ltd.	3,200	217,120
Royal Gold, Inc.	212	9,667
		226,787
Hazardous Waste Disposal — 0.3%
Stericycle, Inc.†	5,506	266,766
Home Decoration Products — 0.0%
Newell Rubbermaid, Inc.	916	14,372
Hospital Beds/Equipment — 0.0%
Hill-Rom Holdings, Inc.	510	11,108
Kinetic Concepts, Inc.†	443	16,382
		27,490
Hotels/Motels — 0.5%
Choice Hotels International, Inc.	2,763	85,819
Marriott International, Inc., Class A	8,665	239,067
Starwood Hotels & Resorts Worldwide, Inc.	3,520	116,266
Wyndham Worldwide Corp.	1,603	26,161
		467,313
Human Resources — 0.4%
Hewitt Associates, Inc., Class A†	3,474	126,558
Manpower, Inc.	1,200	68,052
Monster Worldwide, Inc.†	4,702	82,191
Robert Half International, Inc.	6,375	159,502
		436,303
Identification Systems — 0.0%
Cogent, Inc.†	4,700	47,470
Independent Power Producers — 0.2%
Calpine Corp.†	3,626	41,772
NRG Energy, Inc.†	4,700	132,493
Ormat Technologies, Inc.	399	16,287
		190,552
Industrial Audio & Video Products — 0.2%
Dolby Laboratories, Inc., Class A†	4,949	189,002
Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	3,189	135,851

Security Description	Shares	Market Value (Note 2)
Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	1,200	$93,096
Instruments-Controls — 0.1%
Mettler-Toledo International, Inc.†	677	61,329
Instruments-Scientific — 0.5%
PerkinElmer, Inc.	515	9,908
Thermo Fisher Scientific, Inc.†	7,000	305,690
Waters Corp.†	3,837	214,335
		529,933
Insurance Brokers — 0.5%
Aon Corp.	2,700	109,863
Arthur J. Gallagher & Co.	1,858	45,280
Brown & Brown, Inc.	1,707	32,706
Erie Indemnity Co., Class A	420	15,733
Marsh & McLennan Cos., Inc.	10,208	252,444
		456,026
Insurance-Life/Health — 0.7%
Lincoln National Corp.	1,849	47,908
Principal Financial Group, Inc.	21,741	595,486
		643,394
Insurance-Multi-line — 0.4%
American International Group, Inc.†(1)	933	41,155
Assurant, Inc.	1,700	54,502
CNA Financial Corp.†	253	6,107
Genworth Financial, Inc., Class A	3,639	43,486
Hanover Insurance Group, Inc.	79	3,265
Hartford Financial Services Group, Inc.	7,400	196,100
		344,615
Insurance-Property/Casualty — 0.3%
Arch Capital Group, Ltd.†	1,400	94,556
Fidelity National Financial, Inc., Class A	703	10,601
HCC Insurance Holdings, Inc.	3,500	95,725
The Progressive Corp.†	1,414	23,444
W.R. Berkley Corp.	3,464	87,570
		311,896
Insurance-Reinsurance — 0.2%
Axis Capital Holdings, Ltd.	2,395	72,281
Endurance Specialty Holdings, Ltd.	340	12,400
Odyssey Re Holdings Corp.	74	4,796
Reinsurance Group of America, Inc.	116	5,173
RenaissanceRe Holdings, Ltd.	1,500	82,140
Validus Holdings, Ltd.	276	7,121
		183,911
Internet Content-Information/News — 0.1%
Baidu, Inc. ADR†	200	78,210
HLTH Corp.†	2,055	30,023
WebMD Health Corp., Class A†	165	5,465
		113,698
Internet Infrastructure Software — 0.2%
Akamai Technologies, Inc.†	3,472	68,329
F5 Networks, Inc.†	3,480	137,912
		206,241

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Internet Security — 0.9%
McAfee, Inc.†	13,963	$611,440
Symantec Corp.†	2,500	41,175
VeriSign, Inc.†	8,974	212,594
		865,209
Intimate Apparel — 1.0%
The Warnaco Group, Inc.†	21,510	943,429
Investment Management/Advisor Services — 2.1%
Affiliated Managers Group, Inc.†	828	53,828
Ameriprise Financial, Inc.	18,821	683,767
Artio Global Investors, Inc.†	1,500	39,225
Eaton Vance Corp.	5,944	166,373
Federated Investors, Inc., Class B	3,797	100,127
GLG Partners, Inc.	3,872	15,604
Invesco, Ltd.	20,877	475,160
Janus Capital Group, Inc.	12,755	180,866
T. Rowe Price Group, Inc.	5,133	234,578
Waddell & Reed Financial, Inc., Class A	1,722	48,991
		1,998,519
Lasers-System/Components — 0.1%
Cymer, Inc.†	1,600	62,176
II-VI, Inc.†	2,100	53,424
		115,600
Leisure Products — 0.1%
WMS Industries, Inc.†	2,568	114,430
Linen Supply & Related Items — 0.0%
Cintas Corp.	485	14,700
Machinery-Construction & Mining — 0.3%
Bucyrus International, Inc.	344	12,253
Joy Global, Inc.	4,401	215,385
Terex Corp.†	3,900	80,847
		308,485
Machinery-Electrical — 0.4%
Regal-Beloit Corp.	8,640	394,934
Machinery-General Industrial — 0.4%
IDEX Corp.	2,890	80,775
Roper Industries, Inc.	3,462	176,493
Wabtec Corp.	2,451	91,986
		349,254
Machinery-Print Trade — 0.1%
Zebra Technologies Corp., Class A†	3,169	82,172
Machinery-Pumps — 0.3%
Flowserve Corp.	2,126	209,496
Graco, Inc.	3,156	87,958
		297,454
Medical Information Systems — 0.4%
Allscripts-Misys Healthcare Solutions, Inc.	4,672	94,702
Cerner Corp.†	3,249	243,025
IMS Health, Inc.	840	12,894
		350,621
Medical Instruments — 2.9%
ArthroCare Corp.†	2,300	46,897

Security Description	Shares	Market Value (Note 2)
Medical Instruments (continued)
Beckman Coulter, Inc.	6,077	$418,948
Edwards Lifesciences Corp.†	6,826	477,206
Intuitive Surgical, Inc.†	4,220	1,106,695
St. Jude Medical, Inc.†	15,460	603,095
Techne Corp.	3,146	196,782
		2,849,623
Medical Labs & Testing Services — 0.8%
Covance, Inc.†	2,386	129,202
Laboratory Corp. of America Holdings†	4,378	287,634
Quest Diagnostics, Inc.	7,473	390,016
		806,852
Medical Products — 0.9%
American Medical Systems Holdings, Inc.†	3,800	64,296
CareFusion Corp.†	8,400	183,120
Henry Schein, Inc.†	4,113	225,845
Hospira, Inc.†	3,224	143,791
Varian Medical Systems, Inc.†	5,318	224,047
Zimmer Holdings, Inc.†	1,100	58,795
		899,894
Medical-Biomedical/Gene — 1.8%
Abraxis Bioscience, Inc.†	142	5,166
Alexion Pharmaceuticals, Inc.†	3,270	145,646
Amylin Pharmaceuticals, Inc.†	10,561	144,580
Bio-Rad Laboratories, Inc., Class A†	381	35,006
Biogen Idec, Inc.†	1,100	55,572
Charles River Laboratories International, Inc.†	2,671	98,774
Dendreon Corp.†	2,318	64,881
Illumina, Inc.†	7,175	304,937
Life Technologies Corp.†	6,012	279,859
Martek Biosciences Corp.†	1,200	27,108
Millipore Corp.†	1,917	134,823
Myriad Genetics, Inc.†	4,416	120,998
OSI Pharmaceuticals, Inc.†	1,155	40,771
United Therapeutics Corp.†	932	45,659
Vertex Pharmaceuticals, Inc.†	7,039	266,778
		1,770,558
Medical-Drugs — 2.1%
Allergan, Inc.	2,322	131,797
Auxilium Pharmaceuticals, Inc.†	18,900	646,569
Cephalon, Inc.†	5,896	343,383
Daiichi Sankyo Co., Ltd.	18,710	386,227
Elan Corp. PLC ADR†	7,200	51,192
Sepracor, Inc.†	2,180	49,922
Shionogi & Co., Ltd.	14,470	342,547
Shire PLC ADR	1,300	67,977
Valeant Pharmaceuticals International†	1,354	37,993
		2,057,607
Medical-Generic Drugs — 0.1%
Mylan, Inc.†	4,383	70,172
Perrigo Co.	1,596	54,248
		124,420

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Medical-HMO — 0.3%
CIGNA Corp.	2,861	$80,365
Coventry Health Care, Inc.†	3,302	65,908
Health Net, Inc.†	2,400	36,960
Humana, Inc.†	2,842	106,007
		289,240
Medical-Hospitals — 0.2%
Community Health Systems, Inc.†	3,319	105,975
Health Management Associates, Inc., Class A†	4,881	36,559
Tenet Healthcare Corp.†	6,636	39,020
Universal Health Services, Inc., Class B	68	4,211
		185,765
Medical-Outpatient/Home Medical — 0.1%
Lincare Holdings, Inc.†	2,202	68,813
Medical-Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp.	5,316	118,972
McKesson Corp.	1,500	89,325
		208,297
Metal Processors & Fabrication — 0.9%
Precision Castparts Corp.	8,922	908,884
Metal-Iron — 0.1%
Cliffs Natural Resources, Inc.	2,756	89,184
Mining — 0.1%
Eldorado Gold Corp.†	6,500	74,100
Motion Pictures & Services — 0.1%
DreamWorks Animation SKG, Inc., Class A†	2,200	78,254
Multimedia — 0.6%
FactSet Research Systems, Inc.	3,285	217,599
The McGraw-Hill Cos., Inc.	12,617	317,191
		534,790
Music — 0.0%
Warner Music Group Corp.†	79	437
Networking Products — 1.7%
Atheros Communications, Inc.†	20,670	548,375
Juniper Networks, Inc.†	14,700	397,194
Polycom, Inc.†	11,010	294,518
Starent Networks Corp.†	15,000	381,300
		1,621,387
Non-Hazardous Waste Disposal — 0.3%
Republic Services, Inc.	6,800	180,676
Waste Connections, Inc.†	3,069	88,571
		269,247
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	429	15,448
Oil & Gas Drilling — 0.5%
Atwood Oceanics, Inc.†	946	33,366
Diamond Offshore Drilling, Inc.	2,885	275,575
ENSCO International, Inc.	798	33,947
Helmerich & Payne, Inc.	670	26,485
Nabors Industries, Ltd.†	3,700	77,330
Patterson-UTI Energy, Inc.	453	6,840

Security Description	Shares	Market Value (Note 2)
Oil & Gas Drilling (continued)
Pride International, Inc.†	1,622	$49,374
Rowan Cos., Inc.	405	9,343
Seahawk Drilling, Inc.†	108	3,358
		515,618
Oil Companies-Exploration & Production — 1.9%
Bill Barrett Corp.†	2,100	68,859
Cabot Oil & Gas Corp.	3,900	139,425
CNX Gas Corp.†	498	15,288
Comstock Resources, Inc.†	76	3,046
Concho Resources, Inc.†	5,700	207,024
Continental Resources, Inc.†	298	11,673
EOG Resources, Inc.	4,960	414,209
EQT Corp.	2,628	111,953
EXCO Resources, Inc.	2,444	45,678
Forest Oil Corp.†	7,135	139,632
Mariner Energy, Inc.†	6,250	88,625
Newfield Exploration Co.†	2,700	114,912
PetroHawk Energy Corp.†	6,041	146,253
Plains Exploration & Production Co.†	1,503	41,573
Quicksilver Resources, Inc.†	2,319	32,907
Range Resources Corp.	469	23,150
SandRidge Energy, Inc.†	3,200	41,472
Southwestern Energy Co.†	1,700	72,556
St. Mary Land & Exploration Co.	313	10,160
Ultra Petroleum Corp.†	3,200	156,672
		1,885,067
Oil Companies-Integrated — 0.2%
Murphy Oil Corp.	2,800	161,196
Oil Field Machinery & Equipment — 1.4%
Cameron International Corp.†	9,058	342,573
Complete Production Services, Inc.†	2,200	24,860
Dresser-Rand Group, Inc.†	1,651	51,297
FMC Technologies, Inc.†	5,783	302,104
National-Oilwell Varco, Inc.†	14,040	605,545
		1,326,379
Oil Refining & Marketing — 0.1%
Frontier Oil Corp.	1,677	23,344
Holly Corp.	867	22,212
Sunoco, Inc.	1,400	39,830
Tesoro Corp.	1,147	17,182
		102,568
Oil-Field Services — 0.7%
Baker Hughes, Inc.	1,400	59,724
Core Laboratories NV	1,400	144,326
Exterran Holdings, Inc.†	589	13,983
Oceaneering International, Inc.†	2,898	164,461
Smith International, Inc.	7,320	210,084
TETRA Technologies, Inc.†	5,600	54,264
		646,842
Patient Monitoring Equipment — 0.0%
Masimo Corp.†	1,500	39,300
Pharmacy Services — 0.2%
Express Scripts, Inc.†	1,700	131,886
Omnicare, Inc.	988	22,250
		154,136

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Physical Therapy/Rehabilitation Centers — 0.3%
Psychiatric Solutions, Inc.†	11,290	$302,120
Physicians Practice Management — 0.0%
MEDNAX, Inc.†	301	16,531
Pipelines — 0.0%
El Paso Corp.	3,893	40,176
Power Converter/Supply Equipment — 0.2%
Hubbell, Inc., Class B	134	5,628
SunPower Corp., Class A†	1,933	57,777
SunPower Corp., Class B†	5,580	140,784
		204,189
Printing-Commercial — 0.7%
R.R. Donnelley & Sons Co.	1,078	22,918
VistaPrint NV†	12,960	657,720
		680,638
Private Corrections — 0.6%
Corrections Corp. of America†	24,157	547,156
Protection/Safety — 0.0%
Brink's Home Security Holdings, Inc.†	907	27,927
Publishing-Books — 0.0%
John Wiley & Sons, Inc., Class A	819	28,485
Publishing-Newspapers — 0.0%
The New York Times Co., Class A†	148	1,202
Quarrying — 0.2%
Compass Minerals International, Inc.	1,356	83,557
Vulcan Materials Co.	2,200	118,954
		202,511
Real Estate Investment Trusts — 0.7%
Alexandria Real Estate Equities, Inc.	172	9,348
Digital Realty Trust, Inc.	1,530	69,936
Federal Realty Investment Trust	2,256	138,451
HCP, Inc.	2,280	65,527
Health Care REIT, Inc.	1,118	46,531
Nationwide Health Properties, Inc.	1,549	48,004
Public Storage	4,005	301,336
Rayonier, Inc.	709	29,005
		708,138
Real Estate Management/Services — 0.1%
CB Richard Ellis Group, Inc., Class A†	4,726	55,483
Real Estate Operations & Development — 0.1%
The St. Joe Co.†	1,855	54,018
Rental Auto/Equipment — 0.0%
Aaron's Inc.	949	25,054
Research & Development — 0.0%
Pharmaceutical Product Development, Inc.	2,104	46,162
Respiratory Products — 0.1%
ResMed, Inc.†	2,515	113,678
Retail-Apparel/Shoe — 3.3%
Abercrombie & Fitch Co., Class A	889	29,230
Aeropostale, Inc.†	24,103	1,047,758
American Eagle Outfitters, Inc.	3,423	57,712
AnnTaylor Stores Corp.†	2,000	31,780

Security Description	Shares	Market Value (Note 2)
Retail-Apparel/Shoe (continued)
Chico's FAS, Inc.†	3,310	$43,030
Foot Locker, Inc.	1,401	16,742
Guess?, Inc.	1,160	42,966
Limited Brands, Inc.	3,571	60,671
Nordstrom, Inc.	3,313	101,179
Phillips-Van Heusen Corp.	679	29,055
Ross Stores, Inc.	14,286	682,442
The Gap, Inc.	6,100	130,540
The Men's Wearhouse, Inc.	2,350	58,045
Urban Outfitters, Inc.†	30,330	915,056
		3,246,206
Retail-Auto Parts — 1.2%
Advance Auto Parts, Inc.	18,784	737,835
AutoZone, Inc.†	1,045	152,800
O'Reilly Automotive, Inc.†	6,827	246,728
		1,137,363
Retail-Automobile — 0.3%
AutoNation, Inc.†	144	2,604
CarMax, Inc.†	7,438	155,454
Copart, Inc.†	3,138	104,213
Penske Auto Group, Inc.	279	5,351
		267,622
Retail-Bedding — 0.4%
Bed Bath & Beyond, Inc.†	10,240	384,410
Retail-Bookstores — 0.0%
Barnes & Noble, Inc.	158	3,511
Retail-Catalog Shopping — 0.0%
MSC Industrial Direct Co., Inc., Class A	850	37,043
Retail-Computer Equipment — 0.1%
GameStop Corp., Class A†	2,907	76,948
Retail-Consumer Electronics — 1.0%
Best Buy Co., Inc.	26,430	991,654
RadioShack Corp.	334	5,534
		997,188
Retail-Discount — 0.4%
Big Lots, Inc.†	187	4,679
BJ's Wholesale Club, Inc.†	195	7,063
Dollar Tree, Inc.†	3,107	151,249
Family Dollar Stores, Inc.	7,418	195,835
		358,826
Retail-Gardening Products — 0.1%
Tractor Supply Co.†	1,600	77,472
Retail-Jewelry — 0.3%
Tiffany & Co.	6,381	245,860
Retail-Mail Order — 0.4%
Williams-Sonoma, Inc.	21,074	426,327
Retail-Major Department Stores — 0.7%
TJX Cos., Inc.	17,998	668,626
Retail-Office Supplies — 0.1%
Office Depot, Inc.†	1,018	6,739
Staples, Inc.	4,100	95,202
		101,941

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Retail-Pet Food & Supplies — 0.1%
PetSmart, Inc.	5,333	$115,993
Retail-Regional Department Stores — 0.6%
Kohl's Corp.†	10,020	571,641
Retail-Restaurants — 1.0%
Brinker International, Inc.	2,037	32,042
Burger King Holdings, Inc.	2,120	37,291
Chipotle Mexican Grill, Inc., Class A†	641	62,209
Chipotle Mexican Grill, Inc., Class B†	1,100	91,542
Darden Restaurants, Inc.	2,758	94,131
Panera Bread Co., Class A†	2,646	145,530
Starbucks Corp.†	9,600	198,240
Tim Hortons, Inc.	7,743	219,127
Wendy's/Arby's Group, Inc., Class A	2,987	14,128
Yum! Brands, Inc.	3,600	121,536
		1,015,776
Retail-Sporting Goods — 0.1%
Dick's Sporting Goods, Inc.†	4,710	105,504
Rubber-Tires — 0.3%
The Goodyear Tire & Rubber Co.†	18,063	307,613
Savings & Loans/Thrifts — 0.1%
Capitol Federal Financial	407	13,399
Hudson City Bancorp, Inc.	5,219	68,630
TFS Financial Corp.	196	2,332
		84,361
Schools — 2.0%
Apollo Group, Inc., Class A†	5,487	404,227
Career Education Corp.†	1,268	30,914
Corinthian Colleges, Inc.†	12,130	225,133
DeVry, Inc.	5,851	323,678
ITT Educational Services, Inc.†	6,291	694,589
New Oriental Education & Technology Group, Inc. ADR†	1,200	96,540
Strayer Education, Inc.	581	126,472
		1,901,553
Semiconductor Components-Integrated Circuits — 2.3%
Analog Devices, Inc.	23,152	638,532
Cypress Semiconductor Corp.†	2,789	28,810
Integrated Device Technology, Inc.†	717	4,847
Linear Technology Corp.	10,468	289,231
Marvell Technology Group, Ltd.†	45,487	736,434
Maxim Integrated Products, Inc.	31,076	563,719
		2,261,573
Semiconductor Equipment — 0.5%
KLA-Tencor Corp.	1,900	68,134
Lam Research Corp.†	4,642	158,571
Novellus Systems, Inc.†	1,203	25,239
Teradyne, Inc.†	9,928	91,834
Varian Semiconductor Equipment Associates, Inc.†	4,263	139,997
		483,775
Soap & Cleaning Preparation — 0.1%
Church & Dwight Co., Inc.	1,412	80,117

Security Description	Shares	Market Value (Note 2)
Steel Pipe & Tube — 0.1%
Valmont Industries, Inc.	1,320	$112,438
Steel-Producers — 0.1%
Carpenter Technology Corp.	2,500	58,475
Schnitzer Steel Industries, Inc., Class A	343	18,265
		76,740
Telecom Equipment-Fiber Optics — 0.1%
Ciena Corp.†	201	3,272
JDS Uniphase Corp.†	7,937	56,432
		59,704
Telecom Services — 0.1%
Amdocs, Ltd.†	560	15,053
NeuStar, Inc., Class A†	3,239	73,201
TW Telecom, Inc.†	2,958	39,785
		128,039
Telecommunication Equipment — 0.1%
Harris Corp.	2,084	78,358
Telephone-Integrated — 0.1%
Frontier Communications Corp.	2,767	20,863
Windstream Corp.	4,037	40,895
		61,758
Television — 0.2%
Central European Media Enterprises, Ltd., Class A†	2,200	75,350
CTC Media, Inc.†	4,491	70,599
		145,949
Theaters — 0.0%
Regal Entertainment Group, Class A	844	10,398
Therapeutics — 0.1%
BioMarin Pharmaceutical, Inc.†	4,883	88,285
Warner Chilcott PLC†	2,400	51,888
		140,173
Tobacco — 0.5%
Lorillard, Inc.	6,182	459,323
Tools-Hand Held — 0.0%
Snap-On, Inc.	321	11,158
Toys — 0.3%
Hasbro, Inc.	1,491	41,375
Marvel Entertainment, Inc.†	975	48,380
Mattel, Inc.	8,491	156,744
		246,499
Transactional Software — 0.5%
SXC Health Solutions Corp.	10,500	491,295
Transport-Equipment & Leasing — 0.0%
GATX Corp.	414	11,571
Transport-Marine — 0.0%
Kirby Corp.†	226	8,321
Teekay Corp.	376	8,223
		16,544
Transport-Rail — 0.0%
Kansas City Southern†	848	22,464
Transport-Services — 1.2%
C.H. Robinson Worldwide, Inc.	7,005	404,539

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Transport-Services (continued)
Expeditors International of Washington, Inc.	10,068	$353,890
FedEx Corp.	4,620	347,516
UTi Worldwide, Inc.	1,818	26,325
		1,132,270
Transport-Truck — 0.3%
Con-way, Inc.	330	12,646
J.B. Hunt Transport Services, Inc.	1,751	56,260
Landstar System, Inc.	5,123	194,981
		263,887
Veterinary Diagnostics — 0.0%
VCA Antech, Inc.†	1,696	45,605
Vitamins & Nutrition Products — 0.7%
Herbalife, Ltd.	16,290	533,334
Mead Johnson Nutrition Co., Class A	3,053	137,721
NBTY, Inc.†	755	29,883
		700,938
Water — 0.0%
American Water Works Co.	170	3,390
Water Treatment Systems — 0.1%
Nalco Holding Co.	2,770	56,757
Web Hosting/Design — 0.9%
Equinix, Inc.†	8,793	808,956
Rackspace Hosting, Inc.†	4,400	75,064
		884,020
Web Portals/ISP — 0.4%
SINA Corp.†	1,900	72,124
Sohu.com, Inc.†	600	41,268
Yahoo!, Inc.†	14,300	254,683
		368,075
Wire & Cable Products — 0.1%
General Cable Corp.†	1,900	74,385
Wireless Equipment — 0.8%
American Tower Corp., Class A†	12,200	444,080
Crown Castle International Corp.†	2,097	65,762
SBA Communications Corp., Class A†	9,142	247,108
		756,950
X-Ray Equipment — 0.1%
Hologic, Inc.†	3,812	62,288
Total Common Stock (cost $91,127,635)		95,684,506

Security Description	Shares/ Principal Amount	Market Value (Note 2)
EXCHANGE TRADED FUND — 1.0%
Index Fund — 1.0%
iShares Russell Midcap Growth Index Fund (cost $1,718,530)	22,300	$948,419
RIGHTS — 0.0%
Specified Purpose Acquisitions — 0.0%
Fresenius Kabi Pharmaceuticals Holding, Inc. Expires 12/31/10† (cost $574)	574	333
Total Long-Term Investment Securities (cost $92,846,739)		96,633,258
SHORT-TERM INVESTMENT SECURITIES — 0.0%
Registered Investment Company — 0.0%
T. Rowe Price Reserve Investment Fund	20,034	20,034
U.S. Government Treasury — 0.0%
United States Treasury Bills 0.16% due 11/12/09(4)	$20,000	19,996
Total Short-Term Investment Securities (cost $40,030)		40,030
REPURCHASE AGREEMENTS — 0.6%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 09/30/09, to be repurchased 10/01/09 in the amount of $578,000 and collateralized by $595,000 of United States Treasury Bills, bearing interest at 0.19% due 03/25/10 and having an approximate value of $594,465	578,000	578,000
Banc of America Securities Joint Repurchase Agreement(2)	30,000	30,000
Total Repurchase Agreements (cost $608,000)		608,000
TOTAL INVESTMENTS (cost $93,494,769)(3)	100.1%	97,281,288
Liabilities in excess of other assets	(0.1)	(140,534)
NET ASSETS	100.0%	$97,140,754

†  Non-income producing security

(1)  Security represents an investment in an affiliated company; see Note 8

(2)  See Note 2 for details on Joint Repurchase Agreement.

(3)  See Note 3 for cost of investments on a tax basis.

(4)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

ADR — American Depository Receipt

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Market Value at Trade Date	Market Value as of September 30, 2009	Unrealized Appreciation (Depreciation)
10	Long	S&P Midcap 400 E-Mini Index	December 2009	$682,668	$689,200	$6,532

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2009 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock*	$95,684,506	$—	$—	$95,684,506
Exchange Traded Fund	948,419	—	—	948,419
Rights	333	—	—	333
Short-Term Investment Securities:
Registered Investment Companies	—	20,034	—	20,034
U.S. Government Treasury	—	19,996	—	19,996
Repurchase Agreement	—	608,000	—	608,000
Other Financial Instruments+
Open Futures Contracts - Appreciation	6,532	—	—	6,532
Total	$96,639,790	$648,030	$—	$97,287,820

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

*  Sum of all industries each of which individually has an aggregate market value of less than 5% of net assets.

See Notes to Financial Statements

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO PROFILE — September 30, 2009 (unaudited)

Industry Allocation*
Oil Companies-Exploration & Production	5.8%
Electric-Integrated	5.7
Real Estate Investment Trusts	4.9
Diversified Manufacturing Operations	4.3
Banks-Super Regional	2.6
Insurance-Property/Casualty	2.5
Insurance-Multi-line	2.4
Banks-Commercial	2.3
Insurance Brokers	2.0
Oil-Field Services	2.0
Telephone-Integrated	1.7
Steel-Producers	1.7
Retail-Apparel/Shoe	1.6
Insurance-Reinsurance	1.6
Hotels/Motels	1.5
Investment Management/Advisor Services	1.4
Retail-Major Department Stores	1.3
Electronic Components-Semiconductors	1.3
Insurance-Life/Health	1.2
Chemicals-Diversified	1.2
Medical-Wholesale Drug Distribution	1.2
Finance-Investment Banker/Broker	1.2
Telecommunication Equipment	1.2
Consumer Products-Misc.	1.1
Medical-Generic Drugs	1.0
Pipelines	1.0
Repurchase Agreements	1.0
E-Commerce/Services	1.0
Oil & Gas Drilling	1.0
Engineering/R&D Services	1.0
Advertising Agencies	0.9
Cable/Satellite TV	0.9
Gas-Distribution	0.9
Food-Misc.	0.9
Transport-Rail	0.9
Auto/Truck Parts & Equipment-Original	0.8
Medical-HMO	0.8
Index Fund	0.8
Building-Residential/Commercial	0.8
Food-Confectionery	0.8
Non-Hazardous Waste Disposal	0.7
Dental Supplies & Equipment	0.7
Electronic Forms	0.7
Computers-Integrated Systems	0.7
Oil Field Machinery & Equipment	0.7
Computer Aided Design	0.7
Engines-Internal Combustion	0.6
Therapeutics	0.6
Savings & Loans/Thrifts	0.6
Distribution/Wholesale	0.6
Home Decoration Products	0.5
Dialysis Centers	0.5
Casino Hotels	0.5
Containers-Paper/Plastic	0.5
Quarrying	0.5
Finance-Consumer Loans	0.5
Retail-Regional Department Stores	0.5
Banks-Fiduciary	0.5
Metal-Iron	0.5
Medical Products	0.5

Multimedia	0.4%
Casino Services	0.4
Industrial Gases	0.4
Retail-Discount	0.4
Brewery	0.4
Coatings/Paint	0.4
Food-Retail	0.4
Containers-Metal/Glass	0.4
Semiconductor Equipment	0.4
Enterprise Software/Service	0.4
Applications Software	0.4
Beverages-Non-alcoholic	0.4
Hospital Beds/Equipment	0.4
Office Automation & Equipment	0.4
Transport-Marine	0.4
Internet Security	0.3
Aerospace/Defense-Equipment	0.3
Television	0.3
Advertising Sales	0.3
Independent Power Producers	0.3
Tools-Hand Held	0.3
Medical Instruments	0.3
Machinery-General Industrial	0.3
Machine Tools & Related Products	0.3
Medical-Drugs	0.3
Chemicals-Specialty	0.3
Physical Therapy/Rehabilitation Centers	0.3
Paper & Related Products	0.3
Agricultural Chemicals	0.3
Retail-Pet Food & Supplies	0.2
Disposable Medical Products	0.2
Oil Companies-Integrated	0.2
Forestry	0.2
Semiconductor Components-Integrated Circuits	0.2
Commercial Services	0.2
Electronic Measurement Instruments	0.2
Transport-Services	0.2
Transport-Equipment & Leasing	0.2
Computer Services	0.2
Broadcast Services/Program	0.2
Electric Products-Misc.	0.2
Electronics-Military	0.2
Electronic Connectors	0.2
Telecom Services	0.2
Medical-Biomedical/Gene	0.2
Finance-Credit Card	0.2
Agricultural Operations	0.2
Textile-Home Furnishings	0.2
Food-Meat Products	0.2
Computers-Periphery Equipment	0.2
Airlines	0.2
Finance-Other Services	0.2
Computers	0.1
Publishing-Newspapers	0.1
Medical-Hospitals	0.1
Building Products-Air & Heating	0.1
Wireless Equipment	0.1
Cellular Telecom	0.1
Industrial Automated/Robotic	0.1
Motorcycle/Motor Scooter	0.1

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO PROFILE — September 30, 2009 (unaudited) (continued)

Human Resources	0.1%
Beverages-Wine/Spirits	0.1
Apparel Manufacturers	0.1
Appliances	0.1
Oil Refining & Marketing	0.1
Commercial Services-Finance	0.1
Machinery-Construction & Mining	0.1
Private Corrections	0.1
Electronic Parts Distribution	0.1
Batteries/Battery Systems	0.1
Metal Processors & Fabrication	0.1
Computers-Memory Devices	0.1
Coal	0.1
Data Processing/Management	0.1
Transactional Software	0.1
X-Ray Equipment	0.1
Electronic Components-Misc.	0.1
Steel-Specialty	0.1
Office Supplies & Forms	0.1
Water	0.1
Linen Supply & Related Items	0.1
Printing-Commercial	0.1
Retail-Automobile	0.1
Diversified Operations	0.1
Toys	0.1
Auto-Heavy Duty Trucks	0.1
Racetracks	0.1
Retail-Jewelry	0.1
Motion Pictures & Services	0.1
Machinery-Farming	0.1
Funeral Services & Related Items	0.1
Miscellaneous Manufacturing	0.1
Building Products-Cement	0.1
Building Products-Wood	0.1
Food-Canned	0.1
Building & Construction Products-Misc.	0.1
Energy-Alternate Sources	0.1
Medical Information Systems	0.1
99.2%

*  Calculated as a percentage of net assets

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK — 97.4%
Advertising Agencies — 0.9%
Interpublic Group of Cos., Inc.†	92,288	$694,006
Omnicom Group, Inc.	16,100	594,734
		1,288,740
Advertising Sales — 0.3%
Clear Channel Outdoor Holdings, Inc., Class A†	1,240	8,680
Lamar Advertising Co., Class A†	16,754	459,730
		468,410
Aerospace/Defense — 0.0%
Spirit Aerosystems Holdings, Inc., Class A†	2,177	39,317
Aerospace/Defense-Equipment — 0.3%
BE Aerospace, Inc.†	14,653	295,111
Curtiss-Wright Corp.	5,300	180,889
		476,000
Agricultural Chemicals — 0.3%
CF Industries Holdings, Inc.	253	21,816
Intrepid Potash, Inc.†	88	2,076
Terra Industries, Inc.	9,904	343,372
		367,264
Agricultural Operations — 0.2%
Bunge, Ltd.	3,973	248,750
Airlines — 0.2%
Southwest Airlines Co.	22,046	211,642
Apparel Manufacturers — 0.1%
Polo Ralph Lauren Corp.	98	7,509
VF Corp.	2,001	144,932
		152,441
Appliances — 0.1%
Whirlpool Corp.	2,157	150,904
Applications Software — 0.4%
Compuware Corp.†	7,115	52,153
Intuit, Inc.†	17,100	487,350
Nuance Communications, Inc.†	605	9,051
		548,554
Audio/Video Products — 0.0%
Harman International Industries, Inc.	798	27,036
Auto-Heavy Duty Trucks — 0.1%
Oshkosh Corp.	2,639	81,624
Auto/Truck Parts & Equipment-Original — 0.8%
Autoliv, Inc.	6,439	216,350
BorgWarner, Inc.	3,657	110,661
Federal-Mogul Corp., Class A†	444	5,359
Johnson Controls, Inc.	14,383	367,629
TRW Automotive Holdings Corp.†	1,330	22,278
WABCO Holdings, Inc.	19,523	409,983
		1,132,260
Banks-Commercial — 2.3%
Associated Banc-Corp.	3,911	44,664
BancorpSouth, Inc.	4,761	116,216
Bank of Hawaii Corp.	1,412	58,655
BOK Financial Corp.	410	18,991

Security Description	Shares	Market Value (Note 2)
Banks-Commercial (continued)
CapitalSource, Inc.	6,268	$27,203
City National Corp.	16,011	623,308
Commerce Bancshares, Inc.	9,209	342,943
Cullen/Frost Bankers, Inc.	7,142	368,813
First Citizens BancShares, Inc., Class A	184	29,274
First Horizon National Corp.†	6,519	86,246
Fulton Financial Corp.	4,790	35,254
M&T Bank Corp.	14,006	872,854
Marshall & Ilsley Corp.	10,954	88,399
Popular, Inc.	8,627	24,414
Regions Financial Corp.	33,964	210,916
Synovus Financial Corp.	7,974	29,903
TCF Financial Corp.	3,919	51,104
Valley National Bancorp	4,176	51,323
Whitney Holding Corp.	2,062	19,672
Zions Bancorporation	3,701	66,507
		3,166,659
Banks-Fiduciary — 0.5%
State Street Corp.	11,800	620,680
Wilmington Trust Corp.	2,120	30,104
		650,784
Banks-Super Regional — 2.6%
Comerica, Inc.	40,774	1,209,765
Fifth Third Bancorp	23,963	242,745
Huntington Bancshares, Inc.	16,931	79,745
KeyCorp	82,339	535,203
PNC Financial Services Group, Inc.	4,700	228,373
SunTrust Banks, Inc.	55,623	1,254,299
		3,550,130
Batteries/Battery Systems — 0.1%
Energizer Holdings, Inc.†	2,015	133,675
Beverages-Non-alcoholic — 0.4%
Coca-Cola Enterprises, Inc.	11,454	245,230
Dr. Pepper Snapple Group, Inc.†	7,510	215,912
Pepsi Bottling Group, Inc.	861	31,375
PepsiAmericas, Inc.	1,585	45,268
		537,785
Beverages-Wine/Spirits — 0.1%
Brown-Forman Corp., Class B	466	22,470
Central European Distribution Corp.†	1,400	45,864
Constellation Brands, Inc., Class A†	5,671	85,916
		154,250
Brewery — 0.4%
Molson Coors Brewing Co., Class B	11,842	576,469
Broadcast Services/Program — 0.2%
Discovery Communications, Inc., Class C†	602	15,670
Liberty Global, Inc., Class A†	7,806	176,181
Liberty Media Corp., Class A†(4)	2,455	51,359
Scripps Networks Interactive, Inc., Class A	1,087	40,165
		283,375

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Building & Construction Products-Misc. — 0.1%
Armstrong World Industries, Inc.†	351	$12,095
Owens Corning, Inc.†	1,466	32,912
USG Corp.†	1,256	21,578
		66,585
Building Products-Air & Heating — 0.1%
Lennox International, Inc.	4,881	176,302
Building Products-Cement — 0.1%
Martin Marietta Materials, Inc.	815	75,037
Building Products-Wood — 0.1%
Masco Corp.	5,668	73,231
Building-Mobile Home/Manufactured Housing — 0.0%
Thor Industries, Inc.	521	16,125
Building-Residential/Commercial — 0.8%
D.R. Horton, Inc.	8,006	91,349
KB Home	1,928	32,024
Lennar Corp., Class A	4,381	62,429
M.D.C Holdings, Inc.	706	24,526
NVR, Inc.†	1,084	690,909
Pulte Homes, Inc.	8,879	97,580
Toll Brothers, Inc.†	4,061	79,352
		1,078,169
Cable/Satellite TV — 0.9%
Cablevision Systems Corp., Class A	6,878	163,352
DISH Network Corp., Class A†	58,118	1,119,353
		1,282,705
Casino Hotels — 0.5%
Boyd Gaming Corp.†	1,685	18,417
Las Vegas Sands Corp.†	2,224	37,452
MGM Mirage†	3,216	38,721
Wynn Resorts, Ltd.†	9,033	640,349
		734,939
Casino Services — 0.4%
International Game Technology	27,623	593,342
Cellular Telecom — 0.1%
Leap Wireless International, Inc.†	418	8,172
NII Holdings, Inc.†	4,538	136,049
US Cellular Corp.†	476	18,597
		162,818
Chemicals-Diversified — 1.2%
Celanese Corp., Class A	22,160	554,000
FMC Corp.	8,741	491,681
Huntsman Corp.	40,302	367,151
PPG Industries, Inc.	4,894	284,880
		1,697,712
Chemicals-Specialty — 0.3%
Albemarle Corp.	2,569	88,887
Ashland, Inc.	2,039	88,126
Cabot Corp.	1,785	41,251
Cytec Industries, Inc.	1,295	42,049
Eastman Chemical Co.	2,100	112,434
International Flavors & Fragrances, Inc.	135	5,121

Security Description	Shares	Market Value (Note 2)
Chemicals-Specialty (continued)
Lubrizol Corp.	262	$18,722
Valhi, Inc.	126	1,527
		398,117
Coal — 0.1%
Arch Coal, Inc.	4,836	107,021
Massey Energy Co.	523	14,586
		121,607
Coatings/Paint — 0.4%
RPM International, Inc.	1,603	29,640
The Sherwin-Williams Co.	440	26,470
Valspar Corp.	18,188	500,352
		556,462
Commercial Services — 0.2%
Convergys Corp.†	2,605	25,894
Iron Mountain, Inc.†	5,364	143,004
Quanta Services, Inc.†	5,765	127,579
Weight Watchers International, Inc.	923	25,327
		321,804
Commercial Services-Finance — 0.1%
Equifax, Inc.	842	24,536
H&R Block, Inc.	4,419	81,221
Interactive Data Corp.	593	15,543
Total System Services, Inc.	1,381	22,248
		143,548
Computer Aided Design — 0.7%
Autodesk, Inc.†	22,125	526,575
Parametric Technology Corp.†	28,000	386,960
		913,535
Computer Services — 0.2%
Affiliated Computer Services, Inc., Class A†	1,053	57,041
Computer Sciences Corp.†	4,494	236,879
DST Systems, Inc.†	141	6,317
		300,237
Computers — 0.1%
Sun Microsystems, Inc.†	22,106	200,944
Computers-Integrated Systems — 0.7%
Brocade Communications Systems, Inc.†	7,419	58,313
Diebold, Inc.	13,951	459,407
Jack Henry & Associates, Inc.	16,100	377,867
Teradata Corp.†	977	26,887
		922,474
Computers-Memory Devices — 0.1%
SanDisk Corp.†	3,471	75,321
Seagate Technology	1,488	22,632
Western Digital Corp.†	675	24,658
		122,611
Computers-Periphery Equipment — 0.2%
Lexmark International, Inc., Class A†	9,992	215,228
Consulting Services — 0.0%
SAIC, Inc.†	1,653	28,994

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Consumer Products-Misc. — 1.1%
Clorox Co.	9,406	$553,261
Fortune Brands, Inc.	20,506	881,348
Jarden Corp.	2,599	72,954
		1,507,563
Containers-Metal/Glass — 0.4%
Ball Corp.	9,321	458,593
Greif, Inc., Class A	1,016	55,931
Owens-Illinois, Inc.†	952	35,129
		549,653
Containers-Paper/Plastic — 0.5%
Bemis Co., Inc.	3,227	83,612
Packaging Corp. of America	2,617	53,387
Pactiv Corp.†	14,130	368,087
Sealed Air Corp.	4,740	93,046
Sonoco Products Co.	2,973	81,876
Temple-Inland, Inc.	2,998	49,227
		729,235
Cosmetics & Toiletries — 0.0%
Alberto-Culver Co.	1,898	52,537
Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd.†	2,540	61,163
Data Processing/Management — 0.1%
Broadridge Financial Solutions, Inc.	1,428	28,703
Fidelity National Information Services, Inc.	3,565	90,943
		119,646
Dental Supplies & Equipment — 0.7%
DENTSPLY International, Inc.	4,600	158,884
Patterson Cos., Inc.†	29,700	809,325
		968,209
Diagnostic Kits — 0.0%
Inverness Medical Innovations, Inc.†	1,219	47,212
Dialysis Centers — 0.5%
DaVita, Inc.†	13,200	747,648
Disposable Medical Products — 0.2%
C.R. Bard, Inc.	4,220	331,734
Distribution/Wholesale — 0.6%
Fossil, Inc.†	6,200	176,390
Genuine Parts Co.	7,220	274,793
Ingram Micro, Inc., Class A†	4,825	81,301
Tech Data Corp.†	1,476	61,416
WESCO International, Inc.†	613	17,655
WW Grainger, Inc.	1,800	160,848
		772,403
Diversified Manufacturing Operations — 4.3%
Carlisle Cos., Inc.	1,366	46,321
Cooper Industries PLC Class A	8,214	308,600
Crane Co.	733	18,919
Dover Corp.	1,599	61,977
Eaton Corp.	27,552	1,559,168
Harsco Corp.	663	23,477
ITT Corp.	16,170	843,265
Leggett & Platt, Inc.	1,588	30,807

Security Description	Shares	Market Value (Note 2)
Diversified Manufacturing Operations (continued)
Parker Hannifin Corp.	22,334	$1,157,794
Pentair, Inc.	14,874	439,080
SPX Corp.	9,562	585,864
Teleflex, Inc.	699	33,769
Textron, Inc.	7,850	148,993
Trinity Industries, Inc.	2,404	41,325
Tyco International, Ltd.	18,300	630,984
		5,930,343
Diversified Operations — 0.1%
Leucadia National Corp.†	3,558	87,954
E-Commerce/Services — 1.0%
Expedia, Inc.†	505	12,095
IAC/InterActive Corp.†	34,342	693,365
Liberty Media Corp., Class A†(5)	57,059	625,937
		1,331,397
Electric Products-Misc. — 0.2%
AMETEK, Inc.	5,900	205,969
Molex, Inc.	3,562	74,375
		280,344
Electric-Generation — 0.0%
The AES Corp.†	3,801	56,331
Electric-Integrated — 5.7%
Allegheny Energy, Inc.	1,857	49,248
Alliant Energy Corp.	3,304	92,016
Ameren Corp.	6,440	162,803
American Electric Power Co., Inc.	11,238	348,266
CMS Energy Corp.	67,250	901,150
Consolidated Edison, Inc.	8,047	329,444
Constellation Energy Group, Inc.	870	28,162
DPL, Inc.	23,795	621,050
DTE Energy Co.	4,833	169,832
Edison International	29,272	982,954
Entergy Corp.	3,885	310,256
FirstEnergy Corp.	8,586	392,552
Great Plains Energy, Inc.	4,011	71,997
Hawaiian Electric Industries, Inc.	2,561	46,405
Integrys Energy Group, Inc.	1,762	63,238
MDU Resources Group, Inc.	5,525	115,196
Northeast Utilities	18,965	450,229
NSTAR	3,201	101,856
NV Energy, Inc.	24,443	283,294
OGE Energy Corp.	2,871	94,973
Pepco Holdings, Inc.	6,581	97,925
Pinnacle West Capital Corp.	6,698	219,828
PPL Corp.	28,162	854,435
Progress Energy, Inc.	8,201	320,331
SCANA Corp.	3,546	123,755
TECO Energy, Inc.	6,356	89,493
Westar Energy, Inc.	3,221	62,842
Wisconsin Energy Corp.	3,422	154,572
Xcel Energy, Inc.	21,515	413,949
		7,952,051
Electronic Components-Misc. — 0.1%
AVX Corp.	1,168	13,934
Garmin, Ltd.	623	23,512

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Electronic Components-Misc. (continued)
Jabil Circuit, Inc.	2,882	$38,648
Vishay Intertechnology, Inc.†	3,961	31,292
		107,386
Electronic Components-Semiconductors — 1.3%
Advanced Micro Devices, Inc.†	8,081	45,738
Fairchild Semiconductor International, Inc.†	3,368	34,455
International Rectifier Corp.†	1,221	23,797
Intersil Corp., Class A	1,881	28,798
LSI Corp.†	18,610	102,169
Microchip Technology, Inc.	492	13,038
Micron Technology, Inc.†	68,852	564,586
ON Semiconductor Corp.†	32,110	264,908
PMC - Sierra, Inc.†	6,571	62,819
QLogic Corp.†	15,600	268,320
Rovi Corp.†	953	32,021
Xilinx, Inc.	16,800	393,456
		1,834,105
Electronic Connectors — 0.2%
Amphenol Corp., Class A	6,244	235,274
Thomas & Betts Corp.†	1,103	33,178
		268,452
Electronic Design Automation — 0.0%
Synopsys, Inc.†	1,447	32,442
Electronic Forms — 0.7%
Adobe Systems, Inc.†	28,638	946,199
Electronic Measurement Instruments — 0.2%
Itron, Inc.†	85	5,452
Trimble Navigation, Ltd.†	12,600	301,266
		306,718
Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc.†	2,060	57,989
Avnet, Inc.†	2,989	77,624
		135,613
Electronics-Military — 0.2%
L-3 Communications Holdings, Inc.	3,446	276,783
Energy-Alternate Sources — 0.1%
Covanta Holding Corp.†	3,823	64,991
Engineering/R&D Services — 1.0%
Jacobs Engineering Group, Inc.†	14,300	657,085
KBR, Inc.	23,760	553,370
The Shaw Group, Inc.†	478	15,339
URS Corp.†	2,184	95,332
		1,321,126
Engines-Internal Combustion — 0.6%
Cummins, Inc.	18,027	807,790
Enterprise Software/Service — 0.4%
CA, Inc.	17,744	390,191
Novell, Inc.†	5,742	25,896
Sybase, Inc.†	3,410	132,649
		548,736
Finance-Auto Loans — 0.0%
AmeriCredit Corp.†	1,914	30,222

Security Description	Shares	Market Value (Note 2)
Finance-Commercial — 0.0%
CIT Group, Inc.	10,754	$13,012
Finance-Consumer Loans — 0.5%
SLM Corp.†	77,208	673,254
The Student Loan Corp.	111	5,150
		678,404
Finance-Credit Card — 0.2%
Discover Financial Services	15,835	257,002
Finance-Investment Banker/Broker — 1.2%
Interactive Brokers Group, Inc., Class A†	1,242	24,678
Investment Technology Group, Inc.†	1,217	33,979
Jefferies Group, Inc.†	862	23,472
Lazard, Ltd., Class A	23,100	954,261
Raymond James Financial, Inc.	26,857	625,231
		1,661,621
Finance-Other Services — 0.2%
NYSE Euronext	5,655	163,373
The NASDAQ OMX Group, Inc.†	2,208	46,478
		209,851
Financial Guarantee Insurance — 0.0%
MBIA, Inc.†	4,031	31,281
Food-Baking — 0.0%
Flowers Foods, Inc.	406	10,674
Food-Canned — 0.1%
Del Monte Foods Co.	5,845	67,685
Food-Confectionery — 0.8%
The Hershey Co.	1,910	74,223
The J.M. Smucker Co.	18,514	981,427
		1,055,650
Food-Meat Products — 0.2%
Hormel Foods Corp.	1,868	66,351
Smithfield Foods, Inc.†	3,437	47,431
Tyson Foods, Inc., Class A	9,042	114,200
		227,982
Food-Misc. — 0.9%
Campbell Soup Co.	5,651	184,336
ConAgra Foods, Inc.	29,345	636,200
Corn Products International, Inc.	2,211	63,058
H.J. Heinz Co.	1,774	70,516
Ralcorp Holdings, Inc.†	1,632	95,423
Sara Lee Corp.	15,318	170,642
		1,220,175
Food-Retail — 0.4%
Safeway, Inc.	22,458	442,872
SUPERVALU, Inc.	6,352	95,661
Whole Foods Market, Inc.†	539	16,434
		554,967
Forestry — 0.2%
Plum Creek Timber Co., Inc.	3,139	96,179
Weyerhaeuser Co.	6,246	228,916
		325,095

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Funeral Services & Related Items — 0.1%
Hillenbrand, Inc.	1,165	$23,731
Service Corp. International	7,401	51,881
		75,612
Gas-Distribution — 0.9%
AGL Resources, Inc.	2,300	81,121
Atmos Energy Corp.	2,740	77,213
CenterPoint Energy, Inc.	1,709	21,243
Energen Corp.	2,144	92,406
National Fuel Gas Co.	2,118	97,026
NiSource, Inc.	7,931	110,162
Piedmont Natural Gas, Inc.	8,400	201,096
Sempra Energy	7,230	360,126
Southern Union Co.	3,293	68,461
UGI Corp.	3,233	81,019
Vectren Corp.	2,390	55,066
		1,244,939
Gold Mining — 0.0%
Royal Gold, Inc.	787	35,887
Home Decoration Products — 0.5%
Newell Rubbermaid, Inc.	47,876	751,174
Hospital Beds/Equipment — 0.4%
Hill-Rom Holdings, Inc.	1,149	25,025
Kinetic Concepts, Inc.†	13,621	503,705
		528,730
Hotels/Motels — 1.5%
Choice Hotels International, Inc.	635	19,723
Marriott International, Inc., Class A	26,926	742,888
Starwood Hotels & Resorts Worldwide, Inc.	37,929	1,252,795
Wyndham Worldwide Corp.	2,756	44,978
		2,060,384
Human Resources — 0.1%
Manpower, Inc.	2,273	128,902
Monster Worldwide, Inc.†	1,600	27,968
		156,870
Independent Power Producers — 0.3%
Calpine Corp.†	4,536	52,255
Dynegy, Inc., Class A†	15,236	38,852
Mirant Corp.†	4,291	70,501
NRG Energy, Inc.†	7,857	221,489
RRI Energy, Inc.†	10,347	73,877
		456,974
Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	3,754	159,920
Industrial Gases — 0.4%
Airgas, Inc.	12,262	593,113
Instruments-Scientific — 0.0%
PerkinElmer, Inc.	2,669	51,352
Insurance Brokers — 2.0%
Aon Corp.	25,856	1,052,081
Arthur J. Gallagher & Co.	224	5,459
Brown & Brown, Inc.	945	18,106
Erie Indemnity Co., Class A	273	10,227

Security Description	Shares	Market Value (Note 2)
Insurance Brokers (continued)
Marsh & McLennan Cos., Inc.	46,799	$1,157,339
Willis Group Holdings, Ltd.	16,397	462,723
		2,705,935
Insurance-Life/Health — 1.2%
Lincoln National Corp.	23,777	616,062
Principal Financial Group, Inc.	24,020	657,908
Protective Life Corp.	2,412	51,665
StanCorp Financial Group, Inc.	1,443	58,254
Torchmark Corp.	2,479	107,663
Unum Group	10,023	214,893
		1,706,445
Insurance-Multi-line — 2.4%
ACE, Ltd.†	17,100	914,166
American Financial Group, Inc.	2,546	64,923
American International Group, Inc.†(3)	2,183	96,292
American National Insurance Co.	438	37,318
Assurant, Inc.	3,525	113,011
Cincinnati Financial Corp.	4,176	108,534
CNA Financial Corp.†	443	10,694
Genworth Financial, Inc., Class A†	26,839	320,726
Hartford Financial Services Group, Inc.	33,823	896,309
Old Republic International Corp.	7,171	87,343
Unitrin, Inc.	1,287	25,084
XL Capital, Ltd., Class A	37,380	652,655
		3,327,055
Insurance-Property/Casualty — 2.5%
Alleghany Corp.†	155	40,153
Arch Capital Group, Ltd.†	8,756	591,380
Fidelity National Financial, Inc., Class A	5,983	90,224
First American Corp.	2,784	90,118
Hanover Insurance Group, Inc.	1,342	55,465
HCC Insurance Holdings, Inc.	3,352	91,677
Markel Corp.†	1,293	426,457
Mercury General Corp.	816	29,523
OneBeacon Insurance Group, Ltd.	710	9,755
The Progressive Corp.†	54,318	900,593
W.R. Berkley Corp.	43,030	1,087,798
Wesco Financial Corp.	41	13,346
White Mountains Insurance Group, Ltd.	232	71,226
		3,497,715
Insurance-Reinsurance — 1.6%
Allied World Assurance Holdings, Ltd.	1,467	70,313
Aspen Insurance Holdings, Ltd.	2,451	64,878
Axis Capital Holdings, Ltd.	3,050	92,049
Endurance Specialty Holdings, Ltd.	881	32,130
Everest Re Group, Ltd.	9,556	838,061
Odyssey Re Holdings Corp.	408	26,443
PartnerRe, Ltd.	11,145	857,496
Reinsurance Group of America, Inc.	2,003	89,334
RenaissanceRe Holdings, Ltd.	1,864	102,073
Transatlantic Holdings, Inc.	749	37,577
Validus Holdings, Ltd.	804	20,743
		2,231,097

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Internet Security — 0.3%
McAfee, Inc.†	10,900	$477,311
Investment Management/Advisor Services — 1.4%
Ameriprise Financial, Inc.	6,943	252,239
Federated Investors, Inc., Class B	181	4,773
Invesco, Ltd.	51,137	1,163,878
Janus Capital Group, Inc.	25,640	363,575
Legg Mason, Inc.	4,076	126,479
		1,910,944
Linen Supply & Related Items — 0.1%
Cintas Corp.	3,217	97,507
Machine Tools & Related Products — 0.3%
Kennametal, Inc.	15,091	371,389
Lincoln Electric Holdings, Inc.	1,253	59,455
		430,844
Machinery-Construction & Mining — 0.1%
Bucyrus International, Inc.	1,713	61,017
Joy Global, Inc.	385	18,842
Terex Corp.†	2,967	61,506
		141,365
Machinery-Farming — 0.1%
AGCO Corp.†	2,762	76,314
Machinery-General Industrial — 0.3%
Gardner Denver, Inc.†	1,461	50,960
IDEX Corp.	1,012	28,285
Roper Industries, Inc.	6,293	320,817
The Manitowoc Co., Inc.	3,987	37,757
		437,819
Machinery-Print Trade — 0.0%
Zebra Technologies Corp., Class A†	165	4,278
Machinery-Pumps — 0.0%
Graco, Inc.	997	27,786
Medical Information Systems — 0.1%
IMS Health, Inc.	4,135	63,472
Medical Instruments — 0.3%
Edwards Lifesciences Corp.†	6,511	455,184
Medical Products — 0.5%
Becton, Dickinson & Co.	1,780	124,155
The Cooper Cos., Inc.	1,382	41,087
Varian Medical Systems, Inc.†	10,900	459,217
		624,459
Medical-Biomedical/Gene — 0.2%
Biogen Idec, Inc.†	4,120	208,142
Charles River Laboratories International, Inc.†	677	25,036
Life Technologies Corp.†	609	28,349
		261,527
Medical-Drugs — 0.3%
Endo Pharmaceuticals Holdings, Inc.†	3,485	78,865
Forest Laboratories, Inc.†	8,936	263,076
King Pharmaceuticals, Inc.†	7,379	79,472
		421,413

Security Description	Shares	Market Value (Note 2)
Medical-Generic Drugs — 1.0%
Mylan, Inc.†	56,359	$902,308
Watson Pharmaceuticals, Inc.†	12,746	467,013
		1,369,321
Medical-HMO — 0.8%
Aetna, Inc.	22,100	615,043
CIGNA Corp.	7,558	212,304
Coventry Health Care, Inc.†	3,168	63,234
Health Net, Inc.†	2,913	44,860
Humana, Inc.†	4,307	160,651
		1,096,092
Medical-Hospitals — 0.1%
Community Health Systems, Inc.†	1,409	44,989
LifePoint Hospitals, Inc.†	1,495	40,455
Tenet Healthcare Corp.†	4,713	27,712
Universal Health Services, Inc., Class B	1,262	78,156
		191,312
Medical-Outpatient/Home Medical — 0.0%
Lincare Holdings, Inc.†	402	12,562
Medical-Wholesale Drug Distribution — 1.2%
AmerisourceBergen Corp.	39,945	893,969
McKesson Corp.	13,000	774,150
		1,668,119
Metal Processors & Fabrication — 0.1%
Commercial Metals Co.	3,318	59,392
Timken Co.	2,859	66,987
		126,379
Metal-Iron — 0.5%
Cliffs Natural Resources, Inc.	19,654	636,003
Miscellaneous Manufacturing — 0.1%
AptarGroup, Inc.	2,013	75,206
Motion Pictures & Services — 0.1%
DreamWorks Animation SKG, Inc., Class A†	2,147	76,369
Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	6,890	158,470
Multimedia — 0.4%
Meredith Corp.	1,036	31,018
Viacom, Inc., Class B†	20,080	563,043
		594,061
Music — 0.0%
Warner Music Group Corp.†	1,243	6,874
Non-Ferrous Metals — 0.0%
Titanium Metals Corp.	2,604	24,972
Non-Hazardous Waste Disposal — 0.7%
Republic Services, Inc.	38,004	1,009,766
Waste Connections, Inc.†	651	18,788
		1,028,554
Office Automation & Equipment — 0.4%
Pitney Bowes, Inc.	6,026	149,746
Xerox Corp.	47,821	370,135
		519,881

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Office Supplies & Forms — 0.1%
Avery Dennison Corp.	2,728	$98,235
Oil & Gas Drilling — 1.0%
Atwood Oceanics, Inc.†	250	8,818
ENSCO International, Inc.	3,054	129,917
Helmerich & Payne, Inc.	15,976	631,531
Nabors Industries, Ltd.†	14,068	294,021
Patterson-UTI Energy, Inc.	3,860	58,286
Pride International, Inc.†	2,749	83,680
Rowan Cos., Inc.	2,645	61,020
Seahawk Drilling, Inc.†	183	5,690
Unit Corp.†	1,249	51,521
		1,324,484
Oil Companies-Exploration & Production — 5.8%
Cabot Oil & Gas Corp.	17,711	633,168
Cimarex Energy Co.	2,494	108,040
Comstock Resources, Inc.†	1,307	52,385
Concho Resources, Inc.†	2,269	82,410
Continental Resources, Inc.†	487	19,076
Denbury Resources, Inc.†	7,201	108,951
Encore Acquisition Co.†	1,556	58,194
EOG Resources, Inc.	3,700	308,987
EQT Corp.	19,100	813,660
EXCO Resources, Inc.	498	9,308
Forest Oil Corp.†	2,155	42,173
Goodrich Petroleum Corp.†	9,300	240,033
Mariner Energy, Inc.†	336	4,765
Newfield Exploration Co.†	35,441	1,508,369
Noble Energy, Inc.	26,088	1,720,765
Pioneer Natural Resources Co.	3,417	124,003
Plains Exploration & Production Co.†	1,799	49,760
Questar Corp.	5,128	192,608
Range Resources Corp.	20,184	996,282
SandRidge Energy, Inc.†	3,444	44,634
St. Mary Land & Exploration Co.	1,439	46,710
Whiting Petroleum Corp.†	14,240	819,939
		7,984,220
Oil Companies-Integrated — 0.2%
Murphy Oil Corp.	5,672	326,537
Oil Field Machinery & Equipment — 0.7%
Cameron International Corp.†	8,300	313,906
Dril-Quip, Inc.†	12,246	607,891
		921,797
Oil Refining & Marketing — 0.1%
Frontier Oil Corp.	686	9,549
Sunoco, Inc.	3,495	99,433
Tesoro Corp.	2,510	37,600
		146,582
Oil-Field Services — 2.0%
BJ Services Co.	8,521	165,563
Core Laboratories NV	3,280	338,135
Exterran Holdings, Inc.†	1,026	24,357
Halliburton Co.	22,761	617,278
Helix Energy Solutions Group, Inc.†	3,163	47,382
Oil States International, Inc.†	16,396	575,992
SEACOR Holdings, Inc.†	592	48,325

Security Description	Shares	Market Value (Note 2)
Oil-Field Services (continued)
Smith International, Inc.	16,936	$486,063
Superior Energy Services, Inc.†	17,590	396,127
		2,699,222
Paper & Related Products — 0.3%
International Paper Co.	12,826	285,122
MeadWestvaco Corp.	4,942	110,256
		395,378
Pharmacy Services — 0.0%
Omnicare, Inc.	1,913	43,081
Physical Therapy/Rehabilitation Centers — 0.3%
Healthsouth Corp.†	25,300	395,692
Physicians Practice Management — 0.0%
MEDNAX, Inc.†	907	49,812
Pipelines — 1.0%
El Paso Corp.	30,560	315,379
ONEOK, Inc.	3,036	111,178
Spectra Energy Corp.	19,169	363,061
The Williams Cos., Inc.	32,400	578,988
		1,368,606
Power Converter/Supply Equipment — 0.0%
Hubbell, Inc., Class B	1,470	61,740
Printing-Commercial — 0.1%
R.R. Donnelley & Sons Co.	4,526	96,223
Private Corrections — 0.1%
Corrections Corp. of America†	6,119	138,595
Publishing-Newspapers — 0.1%
Gannett Co., Inc.	6,839	85,556
The New York Times Co., Class A	2,957	24,011
The Washington Post Co., Class B	184	86,126
		195,693
Quarrying — 0.5%
Compass Minerals International, Inc.	462	28,468
Vulcan Materials Co.	12,771	690,528
		718,996
Racetracks — 0.1%
International Speedway Corp., Class A	919	25,337
Penn National Gaming, Inc.†	1,978	54,711
		80,048
Real Estate Investment Trusts — 4.9%
Alexandria Real Estate Equities, Inc.	9,938	540,130
AMB Property Corp.	4,376	100,429
Annaly Capital Management, Inc.	16,220	294,231
Apartment Investment & Management Co., Class A	3,226	47,583
AvalonBay Communities, Inc.	2,345	170,552
Boston Properties, Inc.	12,979	850,773
Brandywine Realty Trust	3,933	43,420
BRE Properties, Inc.	1,414	44,258
Camden Property Trust	1,980	79,794
Chimera Investment Corp.	19,958	76,240
Corporate Office Properties Trust	1,698	62,622
Digital Realty Trust, Inc.	2,500	114,275
Douglas Emmett, Inc.	25,678	315,326

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Real Estate Investment Trusts (continued)
Duke Realty Corp.	6,654	$79,914
Equity Residential	8,094	248,486
Essex Property Trust, Inc.	4,872	387,714
Federal Realty Investment Trust	6,968	427,626
HCP, Inc.	5,407	155,397
Health Care REIT, Inc.	1,638	68,174
Hospitality Properties Trust	3,495	71,193
Host Hotels & Resorts, Inc.	57,817	680,506
HRPT Properties Trust	6,842	51,452
Kimco Realty Corp.	10,969	143,036
Liberty Property Trust	3,343	108,748
Mack-Cali Realty Corp.	2,326	75,200
Nationwide Health Properties, Inc.	781	24,203
ProLogis	12,926	154,078
Rayonier, Inc.	1,322	54,083
Realty Income Corp.	3,107	79,695
Regency Centers Corp.	11,156	413,330
Senior Housing Properties Trust	3,581	68,433
SL Green Realty Corp.	2,283	100,109
Taubman Centers, Inc.	1,487	53,651
The Macerich Co.	2,387	72,398
UDR, Inc.	4,444	69,949
Ventas, Inc.	4,733	182,220
Vornado Realty Trust	4,538	292,293
Weingarten Realty Investors, Inc.	2,976	59,282
		6,860,803
Real Estate Management/Services — 0.0%
Jones Lang LaSalle, Inc.	1,186	56,181
Real Estate Operations & Development — 0.0%
Forest City Enterprises, Inc., Class A	3,354	44,843
Rental Auto/Equipment — 0.0%
Hertz Global Holdings, Inc.†	5,524	59,825
Retail-Apparel/Shoe — 1.6%
Abercrombie & Fitch Co., Class A	1,352	44,454
American Eagle Outfitters, Inc.	29,200	492,312
Chico's FAS, Inc.†	336	4,368
Foot Locker, Inc.	2,657	31,751
Guess?, Inc.	8,900	329,656
Limited Brands, Inc.	2,652	45,058
Nordstrom, Inc.	11,900	363,426
Phillips-Van Heusen Corp.	557	23,834
Ross Stores, Inc.	8,660	413,688
The Children's Place Retail Stores, Inc.†	4,500	134,820
Urban Outfitters, Inc.†	11,600	349,972
		2,233,339
Retail-Automobile — 0.1%
AutoNation, Inc.†	2,011	36,359
CarMax, Inc.†	1,956	40,880
Penske Auto Group, Inc.	742	14,232
		91,471
Retail-Bookstores — 0.0%
Barnes & Noble, Inc.	901	20,020
Retail-Computer Equipment — 0.0%
GameStop Corp., Class A†	609	16,120

Security Description	Shares	Market Value (Note 2)
Retail-Consumer Electronics — 0.0%
RadioShack Corp.	3,057	$50,654
Retail-Discount — 0.4%
Big Lots, Inc.†	11,659	291,708
BJ's Wholesale Club, Inc.†	7,884	285,559
		577,267
Retail-Drug Store — 0.0%
Rite Aid Corp.†	17,886	29,333
Retail-Jewelry — 0.1%
Signet Jewelers, Ltd.†	2,514	66,194
Tiffany & Co.	318	12,252
		78,446
Retail-Mail Order — 0.0%
Williams-Sonoma, Inc.	1,722	34,836
Retail-Major Department Stores — 1.3%
J.C. Penney Co., Inc.	26,107	881,111
Sears Holdings Corp.†	1,495	97,639
TJX Cos., Inc.	23,655	878,783
		1,857,533
Retail-Office Supplies — 0.0%
Office Depot, Inc.†	6,874	45,506
Retail-Pet Food & Supplies — 0.2%
PetSmart, Inc.	15,300	332,775
Retail-Regional Department Stores — 0.5%
Kohl's Corp.†	5,807	331,289
Macy's, Inc.	18,350	335,622
		666,911
Retail-Restaurants — 0.0%
Wendy's/Arby's Group, Inc., Class A	6,703	31,705
Retirement/Aged Care — 0.0%
Brookdale Senior Living, Inc.†	1,347	24,421
Satellite Telecom — 0.0%
EchoStar Corp., Class A†	1,160	21,414
Savings & Loans/Thrifts — 0.6%
First Niagara Financial Group, Inc.	4,426	54,573
Hudson City Bancorp, Inc.	6,217	81,753
New York Community Bancorp, Inc.	27,672	316,014
People's United Financial, Inc.	9,891	153,904
TFS Financial Corp.	2,242	26,680
Washington Federal, Inc.	8,407	141,742
		774,666
Schools — 0.0%
Career Education Corp.†	163	3,974
Semiconductor Components-Integrated Circuits — 0.2%
Atmel Corp.†	13,254	55,535
Cypress Semiconductor Corp.†	431	4,452
Integrated Device Technology, Inc.†	3,979	26,898
Linear Technology Corp.	6,690	184,845
Marvell Technology Group, Ltd.†	1,575	25,499
Maxim Integrated Products, Inc.	1,501	27,228
		324,457
Semiconductor Equipment — 0.4%
KLA-Tencor Corp.	4,992	179,013
Novellus Systems, Inc.†	1,180	24,757

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Semiconductor Equipment (continued)
Teradyne, Inc.†	37,340	$345,395
		549,165
Steel-Producers — 1.7%
AK Steel Holding Corp.	3,238	63,886
Carpenter Technology Corp.	1,348	31,530
Reliance Steel & Aluminum Co.	20,365	866,734
Schnitzer Steel Industries, Inc., Class A	138	7,349
Steel Dynamics, Inc.	15,271	234,257
United States Steel Corp.	24,852	1,102,683
		2,306,439
Steel-Specialty — 0.1%
Allegheny Technologies, Inc.	2,926	102,381
Telecom Equipment-Fiber Optics — 0.0%
Ciena Corp.†	2,471	40,228
JDS Uniphase Corp.†	3,089	21,963
		62,191
Telecom Services — 0.2%
Amdocs, Ltd.†	4,824	129,669
Clearwire Corp., Class A†	1,971	16,024
Virgin Media, Inc.	8,627	120,088
		265,781
Telecommunication Equipment — 1.2%
CommScope, Inc.†	31,880	954,168
Harris Corp.	879	33,050
Tellabs, Inc.†	89,968	622,579
		1,609,797
Telephone-Integrated — 1.7%
CenturyTel, Inc.	44,187	1,484,683
Frontier Communications Corp.	4,816	36,313
Level 3 Communications, Inc.†	48,018	66,745
Qwest Communications International, Inc.	43,309	165,007
Sprint Nextel Corp.†	120,900	477,555
Telephone and Data Systems, Inc.	2,695	83,572
Windstream Corp.	6,919	70,090
		2,383,965
Television — 0.3%
CBS Corp., Class B	36,371	438,270
Central European Media Enterprises, Ltd., Class A†	1,051	35,997
		474,267
Textile-Home Furnishings — 0.2%
Mohawk Industries, Inc.†	5,158	245,985
Theaters — 0.0%
Regal Entertainment Group, Class A	1,184	14,587
Therapeutics — 0.6%
Onyx Pharmaceuticals, Inc.†	6,789	203,466
Warner Chilcott PLC†	26,700	577,254
		780,720

Security Description	Shares	Market Value (Note 2)
Tobacco — 0.0%
Lorillard, Inc.	602	$44,729
Tools-Hand Held — 0.3%
Black & Decker Corp.	1,788	82,766
Snap-On, Inc.	7,969	277,002
The Stanley Works	2,266	96,736
		456,504
Toys — 0.1%
Hasbro, Inc.	1,469	40,765
Mattel, Inc.	2,340	43,196
		83,961
Transactional Software — 0.1%
VeriFone Holdings, Inc.†	7,500	119,175
Transport-Equipment & Leasing — 0.2%
GATX Corp.	10,922	305,270
Transport-Marine — 0.4%
Alexander & Baldwin, Inc.	1,109	35,588
Frontline, Ltd.	1,577	36,886
Kirby Corp.†	8,385	308,736
Overseas Shipholding Group, Inc.	716	26,757
Teekay Corp.	721	15,768
Tidewater, Inc.	1,484	69,881
		493,616
Transport-Rail — 0.9%
Kansas City Southern†	44,657	1,182,964
Transport-Services — 0.2%
Ryder System, Inc.	7,747	302,598
UTi Worldwide, Inc.	236	3,417
		306,015
Transport-Truck — 0.0%
Con-way, Inc.	905	34,680
Vitamins & Nutrition Products — 0.0%
Mead Johnson Nutrition Co., Class A	528	23,818
NBTY, Inc.†	507	20,067
		43,885
Water — 0.1%
American Water Works Co., Inc.	1,472	29,352
Aqua America, Inc.	3,903	68,849
		98,201
Wire & Cable Products — 0.0%
General Cable Corp.†	1,530	59,899
Wireless Equipment — 0.1%
Crown Castle International Corp.†	5,462	171,288
X-Ray Equipment — 0.1%
Hologic, Inc.†	6,679	109,135
Total Common Stock (cost $131,622,317)		135,151,621
EXCHANGE TRADED FUND — 0.8%
Index Fund — 0.8%
iShares Russell Midcap Value Index Fund (cost $1,027,095)	30,700	1,087,394

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Shares/ Principal Amount	Market Value (Note 2)
RIGHTS — 0.0%
Medical-Drugs — 0.0%
Fresenius Kabi Pharmaceuticals Holdings, Inc. Expires 12/31/10 (cost $92)†	92	$53
Total Long-Term Investment Securities (cost $132,649,504)		136,239,068
SHORT-TERM INVESTMENT SECURITIES — 0.0%
U.S. Government Treasuries — 0.0%
United States Treasury Bills 0.16% due 11/12/09(1) (cost $19,996)	$20,000	19,996
REPURCHASE AGREEMENT — 1.0%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 09/30/2009, to be repurchased 10/01/2009 in the amount of $1,336,037 and collateralized by $1,370,000 of United States Treasury Bills bearing interest at 0.19%, due 03/25/10 and having an approximate value of $1,370,348 (cost $1,336,000)	1,336,000	1,336,000

		Market Value (Note 2)
TOTAL INVESTMENTS (cost $134,005,500) (2)	99.2%	$137,595,064
Other assets less liabilities	0.8	1,127,811
NET ASSETS	100.0%	$138,722,875

†  Non-income producing security

(1)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(2)  See Note 3 for cost of investments on a tax basis.

(3)  Security represents an investment in an affiliated company; see Note 8.

(4)  Security is a tracking stock issued by Liberty Media Corp. to track the performance of the Capital Group.

(5)  Security is a tracking stock issued by Liberty Media Corp. to track the performance of the Interactive Group.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Market Value at Trade Date	Market Value as of September 30, 2009	Unrealized Appreciation (Depreciation)
10	Long	S&P Midcap 400 E-Mini Index	December 2009	$682,668	$689,200	$6,532

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2009 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock
Electric-Intergrated	$7,952,051	$—	$—	$7,952,051
Oil Companies-Exploration & Production	7,984,220	—	—	7,984,220
Other Industries*	119,215,350	—	—	119,215,350
Exchange Traded Fund	1,087,394	—	—	1,087,394
Rights	53	—	—	53
Short-Term Investment Securities:
U.S. Government Treasuries	—	19,996	—	19,996
Repurchase Agreement	—	1,336,000	—	1,336,000
Other Financial Instruments+
Open Futures Contracts - Appreciation	6,532	—	—	6,532
Total	$136,245,600	$1,355,996	$—	$137,601,596

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements

Seasons Series Trust Small Cap Portfolio

PORTFOLIO PROFILE — September 30, 2009 (unaudited)

Industry Allocation*
Repurchase Agreements	10.2%
Banks-Commercial	4.8
Real Estate Investment Trusts	3.6
Consulting Services	2.4
Retail-Apparel/Shoe	2.3
Oil Companies-Exploration & Production	2.1
Insurance-Property/Casualty	2.0
Retail-Restaurants	1.8
Electronic Components-Semiconductors	1.6
Semiconductor Equipment	1.6
Machinery-General Industrial	1.6
Retail-Discount	1.5
Metal Processors & Fabrication	1.5
Enterprise Software/Service	1.3
Telecom Services	1.2
Finance-Investment Banker/Broker	1.2
Commodity Funds	1.2
Commercial Services-Finance	1.2
Gas-Distribution	1.1
Applications Software	1.1
Internet Infrastructure Software	1.1
Electric-Integrated	1.0
Networking Products	1.0
Pharmacy Services	1.0
Real Estate Management/Services	0.9
Distribution/Wholesale	0.9
Medical-HMO	0.9
Apparel Manufacturers	0.9
Retail-Convenience Store	0.9
Index Fund-Small Cap	0.9
Oil-Field Services	0.9
Consumer Products-Misc.	0.9
Aerospace/Defense-Equipment	0.8
Food-Dairy Products	0.8
Building & Construction Products-Misc.	0.8
Human Resources	0.8
Medical Products	0.7
Transport-Truck	0.7
Semiconductor Components-Integrated Circuits	0.7
Oil Field Machinery & Equipment	0.7
Internet Security	0.7
Data Processing/Management	0.7
Chemicals-Specialty	0.7
Commercial Services	0.7
Diversified Manufacturing Operations	0.7
Telecommunication Equipment	0.7
Medical-Nursing Homes	0.7
Retail-Auto Parts	0.7
Computers-Periphery Equipment	0.7
Retail-Computer Equipment	0.7
Investment Management/Advisor Services	0.6
Theaters	0.6
Footwear & Related Apparel	0.6
Medical Information Systems	0.6
Retail-Pawn Shops	0.6
Auto-Heavy Duty Trucks	0.6
Machinery-Electrical	0.6
Food-Wholesale/Distribution	0.6
Food-Misc.	0.6
Transport-Services	0.6

E-Services/Consulting	0.6%
Cellular Telecom	0.5
Medical-Drugs	0.5
Poultry	0.5
Hazardous Waste Disposal	0.5
Rubber-Tires	0.5
Transactional Software	0.5
Medical-Outpatient/Home Medical	0.5
Physical Therapy/Rehabilitation Centers	0.5
Engineering/R&D Services	0.5
Satellite Telecom	0.5
Aerospace/Defense	0.5
Broadcast Services/Program	0.5
Golf	0.4
Medical-Biomedical/Gene	0.4
Electronic Components-Misc.	0.4
Building-Heavy Construction	0.4
Telecom Equipment-Fiber Optics	0.4
Medical Labs & Testing Services	0.4
Disposable Medical Products	0.4
Medical-Hospitals	0.4
Computer Services	0.4
Diagnostic Equipment	0.4
Finance-Leasing Companies	0.3
Transport-Marine	0.3
Banks-Super Regional	0.3
Cosmetics & Toiletries	0.3
Physicians Practice Management	0.3
Auto/Truck Parts & Equipment-Original	0.3
Retail-Automobile	0.3
Rental Auto/Equipment	0.3
Tools-Hand Held	0.3
Miscellaneous Manufacturing	0.3
Non-Ferrous Metals	0.2
Medical Instruments	0.2
Coffee	0.2
Finance-Other Services	0.2
Oil & Gas Drilling	0.2
Savings & Loans/Thrifts	0.2
Communications Software	0.2
Electric Products-Misc.	0.2
Registered Investment Companies	0.2
Food-Retail	0.2
Lasers-System/Components	0.2
Building Products-Cement	0.2
Paper & Related Products	0.2
Chemicals-Plastics	0.2
Computers-Integrated Systems	0.2
Internet Application Software	0.2
Identification Systems	0.2
Retail-Mail Order	0.2
Instruments-Scientific	0.2
Schools	0.2
Transport-Rail	0.2
Steel-Producers	0.1
Containers-Paper/Plastic	0.1
Retail-Gardening Products	0.1
Retail-Sporting Goods	0.1
Metal-Aluminum	0.1
Seismic Data Collection	0.1

Seasons Series Trust Small Cap Portfolio

PORTFOLIO PROFILE — September 30, 2009 (unaudited) (continued)

Retail-Leisure Products	0.1%
Environmental Consulting & Engineering	0.1
Filtration/Separation Products	0.1
Computer Software	0.1
Diversified Operations/Commercial Services	0.1
Food-Meat Products	0.1
Steel Pipe & Tube	0.1
Wire & Cable Products	0.1
Industrial Automated/Robotic	0.1
E-Commerce/Products	0.1
Retail-Petroleum Products	0.1
Research & Development	0.1
Recreational Vehicles	0.1
Alternative Waste Technology	0.1
Wireless Equipment	0.1
Electronic Measurement Instruments	0.1
Entertainment Software	0.1
Garden Products	0.1
Insurance-Life/Health	0.1
Funeral Services & Related Items	0.1
Building-Residential/Commercial	0.1
Diagnostic Kits	0.1
Leisure Products	0.1
Food-Canned	0.1
Finance-Consumer Loans	0.1
Oil Refining & Marketing	0.1
Linen Supply & Related Items	0.1
Internet Telephone	0.1
Private Corrections	0.1
Auction Houses/Art Dealers	0.1
Circuit Boards	0.1
Building-Maintance & Services	0.1
Engines-Internal Combustion	0.1
Retail-Office Supplies	0.1
Building Products-Doors & Windows	0.1
Dental Supplies & Equipment	0.1
Airlines	0.1
Decision Support Software	0.1
Metal-Iron	0.1
Instruments-Controls	0.1
Audio/Video Products	0.1
Home Furnishings	0.1
Building Products-Wood	0.1
Medical-Generic Drugs	0.1
Building & Construction-Misc.	0.1
Power Converter/Supply Equipment	0.1
Retail-Fabric Store	0.1
Building Products-Air & Heating	0.1
Electronic Security Devices	0.1
Web Portals/ISP	0.1
Water	0.1
Agricultural Operations	0.1
Auto/Truck Parts & Equipment-Replacement	0.1
Real Estate Operations & Development	0.1
Storage/Warehousing	0.1
Gambling (Non-Hotel)	0.1
Internet Content-Information/News	0.1
Metal Products-Distribution	0.1
99.8%

* Calculated as a percentage of net assets

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK — 87.3%
Advanced Materials — 0.0%
Ceradyne, Inc.†	3,571	$65,456
Advertising Services — 0.0%
inVentiv Health, Inc.†	4,667	78,079
Aerospace/Defense — 0.5%
Aerovironment, Inc.†	2,059	57,837
Cubic Corp.	2,155	85,058
Esterline Technologies Corp.†	4,135	162,134
National Presto Industries, Inc.	667	57,702
Spirit Aerosystems Holdings, Inc., Class A†	13,520	244,171
Teledyne Technologies, Inc.†	5,004	180,094
		786,996
Aerospace/Defense-Equipment — 0.8%
AAR Corp.†	5,399	118,454
Curtiss-Wright Corp.	6,331	216,077
GenCorp, Inc.†	7,072	37,906
Kaman Corp.	3,567	78,403
Moog, Inc., Class A†	6,269	184,935
Orbital Sciences Corp.†	44,001	658,695
Triumph Group, Inc.	2,316	111,145
		1,405,615
Agricultural Operations — 0.1%
Andersons, Inc.	2,543	89,514
Airlines — 0.1%
Skywest, Inc.	7,727	128,114
Alternative Waste Technology — 0.1%
Calgon Carbon Corp.†	7,608	112,827
Darling International, Inc.†	11,426	83,981
		196,808
Apparel Manufacturers — 0.9%
Carter's, Inc.†	22,601	603,447
Hanesbrands, Inc.†	30,740	657,836
Maidenform Brands, Inc.†	2,723	43,731
Oxford Industries, Inc.	1,928	37,982
Quiksilver, Inc.†	17,773	48,876
True Religion Apparel, Inc.†	3,522	91,325
Volcom, Inc.†	2,303	37,953
		1,521,150
Applications Software — 1.1%
Citrix Systems, Inc.†	20,060	786,954
Ebix, Inc.†	1,278	70,750
EPIQ Systems, Inc.†	19,582	283,939
Nuance Communications, Inc.†	39,759	594,795
Progress Software Corp.†	5,571	126,183
		1,862,621
Athletic Equipment — 0.0%
Nautilus, Inc.†	2,850	4,845
Athletic Footwear — 0.0%
K-Swiss, Inc., Class A	3,732	32,804
Auction House/Art Dealers — 0.1%
Sotheby's	8,330	143,526
Audio/Video Products — 0.1%
Audiovox Corp., Class A†	2,574	17,632

Security Description	Shares	Market Value (Note 2)
Audio/Video Products (continued)
DTS, Inc.†	2,429	$66,506
Universal Electronics, Inc.†	1,900	38,798
		122,936
Auto Repair Centers — 0.0%
Midas, Inc.†	1,980	18,612
Auto-Heavy Duty Trucks — 0.6%
Force Protection, Inc.†	190,831	1,041,937
Auto/Truck Parts & Equipment-Original — 0.3%
Spartan Motors, Inc.	4,570	23,490
Superior Industries International, Inc.	9,634	136,803
WABCO Holdings, Inc.	15,000	315,000
		475,293
Auto/Truck Parts & Equipment-Replacement — 0.1%
ATC Technology Corp.†	2,759	54,518
Standard Motor Products, Inc.	2,202	33,470
		87,988
Banks-Commercial — 4.8%
Bancorp, Inc.†	48,060	274,903
Bank Mutual Corp.	6,472	57,212
Bank of the Ozarks, Inc.	1,805	47,887
Cascade Bancorp	3,912	4,734
Cascade Financial Corp.	7,603	12,925
Central Pacific Financial Corp.	3,995	10,067
City National Corp.	6,700	260,831
CoBiz Financial, Inc.	44,200	220,116
Columbia Banking System, Inc.	3,902	64,578
Community Bank System, Inc.	4,550	83,129
Cullen/Frost Bankers, Inc.	10,700	552,548
East West Bancorp, Inc.	12,735	105,700
First BanCorp Puerto Rico	10,545	32,162
First Commonwealth Financial Corp.	10,519	59,748
First Financial Bancorp	6,147	74,071
First Financial Bankshares, Inc.	2,893	143,088
First Midwest Bancorp, Inc.	6,832	76,997
First Security Group, Inc.	80,222	308,855
Frontier Financial Corp.†	6,550	7,140
Glacier Bancorp, Inc.	8,549	127,722
Hancock Holding Co.	3,406	127,963
Hanmi Financial Corp.†	6,413	10,517
Home Bancshares, Inc.	2,628	57,606
IBERIABANK Corp.	15,090	687,500
Independent Bank Corp. (Massachusetts)	2,907	64,332
Independent Bank Corp. (Michigan)	2,772	5,267
Nara Bancorp., Inc.	3,069	21,330
National Penn Bancshares, Inc.	16,994	103,833
NBT Bancorp, Inc.	4,765	107,403
Old National Bancorp	11,733	131,410
PAB Bankshares, Inc.†	7,948	24,639
Pinnacle Financial Partners, Inc.†	4,576	58,161
PrivateBancorp, Inc.	5,416	132,475
Prosperity Bancshares, Inc.	6,410	223,004
S&T Bancorp, Inc.	3,343	43,325
Signature Bank†	36,101	1,046,929
Simmons First National Corp., Class A	1,755	50,562
Sterling Bancorp	2,516	18,166

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Banks-Commercial (continued)
Sterling Bancshares, Inc.	11,296	$82,574
Sterling Financial Corp.†	7,281	14,562
Susquehanna Bancshares, Inc.	11,996	70,656
SVB Financial Group†	11,640	503,663
The South Financial Group, Inc.	23,684	34,815
Tompkins Financial Corp.	6,333	276,752
TrustCo Bank Corp. NY	10,636	66,475
UCBH Holdings, Inc.	16,736	13,389
UMB Financial Corp.	4,176	168,877
Umpqua Holdings Corp.	55,898	592,519
United Bankshares, Inc.	5,309	104,003
United Community Banks, Inc.†	10,763	53,815
Whitney Holding Corp.	9,407	89,743
Wilshire Bancorp, Inc.	2,698	19,803
Wintrust Financial Corp.	31,994	894,552
		8,425,033
Banks-Fiduciary — 0.0%
Boston Private Financial Holdings, Inc.	9,009	58,649
Banks-Super Regional — 0.3%
KeyCorp	85,400	555,100
Brewery — 0.0%
Boston Beer Co., Inc., Class A†	1,396	51,764
Broadcast Services/Program — 0.5%
DG FastChannel, Inc.†	37,300	781,062
Building & Construction Products-Misc. — 0.8%
Drew Industries, Inc.†	2,579	55,938
Gibraltar Industries, Inc.	54,058	717,350
Louisiana-Pacific Corp.†	29,310	195,498
NCI Building Systems, Inc.†	2,777	8,886
Simpson Manufacturing Co., Inc.	15,637	394,991
		1,372,663
Building & Construction-Misc. — 0.1%
Insituform Technologies, Inc., Class A†	5,396	103,279
Building Products-Air & Heating — 0.1%
AAON, Inc.	1,741	34,959
Comfort Systems USA, Inc.	5,328	61,752
		96,711
Building Products-Cement — 0.2%
Eagle Materials, Inc.	6,059	173,166
Texas Industries, Inc.	3,852	161,746
		334,912
Building Products-Doors & Windows — 0.1%
Apogee Enterprises, Inc.	3,789	56,911
Quanex Building Products Corp.	5,232	75,131
		132,042
Building Products-Wood — 0.1%
Universal Forest Products, Inc.	2,683	105,871
Building-Heavy Construction — 0.4%
Granite Construction, Inc.	3,890	120,357
Tutor Perini Corp.†	28,490	606,837
		727,194
Building-Maintance & Services — 0.1%
ABM Industries, Inc.	6,451	135,729

Security Description	Shares	Market Value (Note 2)
Building-Mobile Home/Manufactured Housing — 0.0%
Skyline Corp.	944	$21,296
Winnebago Industries, Inc.†	4,042	59,458
		80,754
Building-Residential/Commercial — 0.1%
M/I Homes, Inc.†	2,572	34,954
Meritage Homes Corp.†	4,401	89,340
Standard Pacific Corp.†	12,989	47,929
		172,223
Casino Hotels — 0.0%
Monarch Casino & Resort, Inc.†	1,568	16,872
Casino Services — 0.0%
Shuffle Master, Inc.†	7,451	70,188
Cellular Telecom — 0.5%
MetroPCS Communications, Inc.†	50,220	470,059
Syniverse Holdings, Inc.†	27,600	483,000
		953,059
Chemicals-Other — 0.0%
American Vanguard Corp.	2,863	23,792
Chemicals-Plastics — 0.2%
A. Schulman, Inc.	3,622	72,186
PolyOne Corp.†	36,598	244,109
		316,295
Chemicals-Specialty — 0.7%
Arch Chemicals, Inc.	3,480	104,365
Balchem Corp.	2,579	67,828
Ferro Corp.	54,580	485,762
H.B. Fuller Co.	6,754	141,159
NewMarket Corp.	1,627	151,376
OM Group, Inc.†	4,269	129,735
Penford Corp.	1,566	11,228
Quaker Chemical Corp.	1,536	33,684
Stepan Co.	1,037	62,303
Zep, Inc.	2,997	48,701
		1,236,141
Circuit Boards — 0.1%
Park Electrochemical Corp.	2,854	70,351
TTM Technologies, Inc.†	5,993	68,740
		139,091
Coffee — 0.2%
Green Mountain Coffee Roasters, Inc.†	4,831	356,721
Peet's Coffee & Tea, Inc.†	1,803	50,899
		407,620
Collectibles — 0.0%
RC2 Corp.†	2,894	41,239
Commercial Services — 0.7%
Arbitron, Inc.	3,684	76,480
Healthcare Services Group, Inc.	6,039	110,876
HMS Holdings Corp.†	3,637	139,042
Live Nation, Inc.†	11,619	95,160
Pre-Paid Legal Services, Inc.†	1,021	51,867
StarTek, Inc.†	1,652	14,339
Steiner Leisure, Ltd.†	17,020	608,635

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Commercial Services (continued)
TeleTech Holdings, Inc.†	4,482	$76,463
Ticketmaster Entertainment, Inc.†	5,259	61,478
		1,234,340
Commercial Services-Finance — 1.2%
Coinstar, Inc.†	4,238	139,769
Equifax, Inc.	36,900	1,075,266
Heartland Payment Systems, Inc.	5,206	75,539
Jackson Hewitt Tax Service, Inc.	64,028	326,543
MedQuist, Inc.	37,600	239,136
Rewards Network, Inc.	1,211	16,639
Wright Express Corp.†	5,303	156,492
		2,029,384
Communications Software — 0.2%
Digi International, Inc.†	36,217	308,569
Smith Micro Software, Inc.†	4,007	49,526
		358,095
Computer Services — 0.4%
CACI International, Inc., Class A†	4,171	197,163
CIBER, Inc.†	9,664	38,656
COMSYS IT Partners, Inc.†	22,400	143,360
Insight Enterprises, Inc.†	6,373	77,814
Manhattan Associates, Inc.†	3,128	63,186
SYKES Enterprises, Inc.†	4,881	101,622
		621,801
Computer Software — 0.1%
Avid Technology, Inc.†	3,948	55,627
Blackbaud, Inc.	6,093	141,358
Phoenix Technologies, Ltd.†	4,865	17,757
		214,742
Computers-Integrated Systems — 0.2%
Agilysys, Inc.	2,784	18,347
Integral Systems, Inc.†	2,408	16,615
Mercury Computer Systems, Inc.†	3,148	31,039
MTS Systems Corp.	2,318	67,709
NetScout Systems, Inc.†	4,708	63,605
Radiant Systems, Inc.†	3,799	40,801
Radisys Corp.†	3,272	28,434
Stratasys, Inc.†	2,811	48,237
		314,787
Computers-Memory Devices — 0.0%
Hutchinson Technology, Inc.†	3,244	23,032
Computers-Periphery Equipment — 0.7%
Rimage Corp.†	12,060	206,106
Synaptics, Inc.†	39,916	1,005,883
		1,211,989
Consulting Services — 2.4%
Forrester Research, Inc.†	2,079	55,385
FTI Consulting, Inc.†	21,700	924,637
Huron Consulting Group, Inc.†	23,100	596,673
MAXIMUS, Inc.	2,434	113,424
Navigant Consulting, Inc.†	62,500	843,750
Watson Wyatt Worldwide, Inc., Class A	37,600	1,637,856
		4,171,725

Security Description	Shares	Market Value (Note 2)
Consumer Products-Misc. — 0.9%
Central Garden and Pet Co., Class A†	53,393	$583,586
Helen of Troy, Ltd.†	4,179	81,198
Kid Brands, Inc.†	2,360	14,632
Tupperware Brands Corp.	18,520	739,318
WD-40 Co.	2,293	65,121
		1,483,855
Containers-Paper/Plastic — 0.1%
Rock-Tenn Co., Class A	5,362	252,604
Cosmetics & Toiletries — 0.3%
Chattem, Inc.†	7,743	514,213
Data Processing/Management — 0.7%
Bowne & Co., Inc.	5,320	40,964
CommVault Systems, Inc.†	5,805	120,454
CSG Systems International, Inc.†	4,880	78,129
Dun & Bradstreet Corp.	13,800	1,039,416
		1,278,963
Decision Support Software — 0.1%
SPSS, Inc.†	2,547	127,223
Dental Supplies & Equipment — 0.1%
Align Technology, Inc.†	9,263	131,720
Diagnostic Equipment — 0.4%
Immucor, Inc.†	34,800	615,960
Diagnostic Kits — 0.1%
Meridian Bioscience, Inc.	5,631	140,831
Disposable Medical Products — 0.4%
C.R. Bard, Inc.	6,800	534,548
ICU Medical, Inc.†	1,766	65,095
Merit Medical Systems, Inc.†	3,886	67,344
		666,987
Distribution/Wholesale — 0.9%
Brightpoint, Inc.†	9,573	83,764
Fossil, Inc.†	10,340	294,173
MWI Veterinary Supply, Inc.†	1,684	67,276
Pool Corp.	6,771	150,452
Scansource, Inc.†	3,692	104,557
School Specialty, Inc.†	2,225	52,777
United Stationers, Inc.†	13,397	637,831
Watsco, Inc.	4,420	238,282
		1,629,112
Diversified Manufacturing Operations — 0.7%
A.O. Smith Corp.	3,143	119,748
Actuant Corp., Class A	9,408	151,093
Acuity Brands, Inc.	5,987	192,841
AZZ, Inc.†	1,709	68,651
Barnes Group, Inc.	5,832	99,669
EnPro Industries, Inc.†	2,804	64,099
ESCO Technologies, Inc.†	3,654	143,968
Griffon Corp.†	6,121	61,639
Koppers Holdings, Inc.	8,160	241,944
Lydall, Inc.†	2,340	12,308
Standex International Corp.	1,710	33,909
Tredegar Corp.	3,022	43,819
		1,233,688
Diversified Minerals — 0.0%
AMCOL International Corp.	3,446	78,879

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Diversified Operations/Commercial Services — 0.1%
Chemed Corp.	3,126	$137,200
Viad Corp.	2,861	56,962
Volt Information Sciences, Inc.†	1,680	20,530
		214,692
E-Commerce/Products — 0.1%
Blue Nile, Inc.†	2,019	125,420
NutriSystem, Inc.	4,299	65,603
Stamps.com, Inc.†	1,660	15,355
		206,378
E-Marketing/Info — 0.0%
comScore, Inc.†	3,350	60,333
E-Services/Consulting — 0.6%
Perficient, Inc.†	4,360	36,057
Websense, Inc.†	54,741	919,649
		955,706
Electric Products-Misc. — 0.2%
GrafTech International, Ltd.†	18,320	269,304
Littelfuse, Inc.†	3,020	79,245
		348,549
Electric-Integrated — 1.0%
Allete, Inc.	4,028	135,220
Avista Corp.	7,600	153,672
Central Vermont Public Service Corp.	1,622	31,305
CH Energy Group, Inc.	2,194	97,216
CMS Energy Corp.	9,580	128,372
El Paso Electric Co.†	6,249	110,420
MGE Energy, Inc.	5,570	203,193
NV Energy, Inc.	41,280	478,435
Portland General Electric Co.	10,080	198,778
UIL Holdings Corp.	4,159	109,756
Unisource Energy Corp.	4,969	152,797
		1,799,164
Electronic Components-Misc. — 0.4%
Bel Fuse, Inc., Class B	9,388	178,654
Benchmark Electronics, Inc.†	9,022	162,396
CTS Corp.	4,707	43,775
Daktronics, Inc.	4,760	40,793
Methode Electronics, Inc.	5,214	45,205
Plexus Corp.†	5,486	144,501
Rogers Corp.†	2,179	65,305
Technitrol, Inc.	5,717	52,654
		733,283
Electronic Components-Semiconductors — 1.6%
Actel Corp.†	3,632	44,201
Diodes, Inc.†	4,724	85,457
DSP Group, Inc.†	3,182	25,902
Fairchild Semiconductor International, Inc.†	69,580	711,803
IXYS Corp.†	6,982	59,417
Kopin Corp.†	9,201	44,165
Microsemi Corp.†	11,306	178,522
OmniVision Technologies, Inc.†	45,620	742,694
ON Semiconductor Corp.†	72,900	601,425
Skyworks Solutions, Inc.†	23,785	314,913

Security Description	Shares	Market Value (Note 2)
Electronic Components-Semiconductors (continued)
Supertex, Inc.†	1,792	$53,760
		2,862,259
Electronic Measurement Instruments — 0.1%
Analogic Corp.	1,779	65,858
Badger Meter, Inc.	2,069	80,050
FARO Technologies, Inc.†	2,235	38,397
Keithley Instruments, Inc.	1,879	10,410
		194,715
Electronic Security Devices — 0.1%
American Science & Engineering, Inc.	1,231	83,757
LoJack Corp.†	2,511	12,781
		96,538
Energy-Alternate Sources — 0.0%
Headwaters, Inc.†	7,038	27,237
Engineering/R&D Services — 0.5%
EMCOR Group, Inc.†	30,105	762,259
Exponent, Inc.	1,893	53,326
Stanley, Inc.†	2,235	57,484
		873,069
Engines-Internal Combustion — 0.1%
Briggs & Stratton Corp.	6,948	134,861
Enterprise Software/Service — 1.3%
Concur Technologies, Inc.†	5,882	233,868
Epicor Software Corp.†	6,364	40,539
JDA Software Group, Inc.†	3,909	85,764
Lawson Software, Inc.†	128,380	801,091
Novell, Inc.†	163,600	737,836
Omnicell, Inc.†	4,399	49,005
SYNNEX Corp.†	2,811	85,679
Taleo Corp., Class A†	4,389	99,367
Tyler Technologies, Inc.†	3,882	66,343
		2,199,492
Entertainment Software — 0.1%
Take-Two Interactive Software, Inc.†	11,280	126,449
THQ, Inc.†	9,375	64,125
		190,574
Environmental Consulting & Engineering — 0.1%
Tetra Tech, Inc.†	8,416	223,276
Filtration/Separation Products — 0.1%
CLARCOR, Inc.	7,078	221,966
Finance-Consumer Loans — 0.1%
Portfolio Recovery Associates, Inc.†	2,140	97,006
World Acceptance Corp.†	2,256	56,874
		153,880
Finance-Investment Banker/Broker — 1.2%
Duff & Phelps Corp., Class A	21,940	420,370
Greenhill & Co., Inc.	2,843	254,676
Investment Technology Group, Inc.†	6,056	169,084
LaBranche & Co., Inc.†	7,452	25,337
optionsXpress Holdings, Inc.	5,937	102,591
Piper Jaffray Cos., Inc.†	2,262	107,943
Raymond James Financial, Inc.	18,970	441,622

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Finance-Investment Banker/Broker (continued)
Stifel Financial Corp.†	4,165	$228,658
SWS Group, Inc.	3,372	48,557
Thomas Weisel Partners Group, Inc.†	52,570	280,724
TradeStation Group, Inc.†	4,650	37,897
		2,117,459
Finance-Leasing Companies — 0.3%
Financial Federal Corp.	24,346	600,859
Finance-Other Services — 0.2%
The NASDAQ OMX Group, Inc.†	19,100	402,055
Firearms & Ammunition — 0.0%
Sturm Ruger & Co., Inc.	2,649	34,278
Food-Canned — 0.1%
Treehouse Foods, Inc.†	4,422	157,733
Food-Dairy Products — 0.8%
Dean Foods Co.†	79,000	1,405,410
Food-Meat Products — 0.1%
Smithfield Foods, Inc.†	15,500	213,900
Food-Misc. — 0.6%
Cal-Maine Foods, Inc.	1,752	46,901
Diamond Foods, Inc.	2,290	72,639
J & J Snack Foods Corp.	1,974	85,257
Lance, Inc.	4,444	114,744
Smart Balance, Inc.†	89,200	547,688
The Hain Celestial Group, Inc.†	5,656	108,425
		975,654
Food-Retail — 0.2%
Great Atlantic & Pacific Tea Co., Inc.†	4,011	35,738
Weis Markets, Inc.	9,640	307,998
		343,736
Food-Wholesale/Distribution — 0.6%
Nash Finch Co.	1,784	48,775
Spartan Stores, Inc.	57,417	811,302
United Natural Foods, Inc.†	5,975	142,922
		1,002,999
Footwear & Related Apparel — 0.6%
CROCS, Inc.†	11,923	79,288
Deckers Outdoor Corp.†	1,825	154,851
Iconix Brand Group, Inc.†	9,908	123,553
Skechers U.S.A, Inc., Class A†	4,641	79,547
Timberland Co., Class A†	35,280	491,097
Wolverine World Wide, Inc.	6,849	170,129
		1,098,465
Forestry — 0.0%
Deltic Timber Corp.	1,487	68,060
Funeral Services & Related Items — 0.1%
Hillenbrand, Inc.	8,592	175,019
Gambling (Non-Hotel) — 0.1%
Pinnacle Entertainment, Inc.†	8,347	85,056
Garden Products — 0.1%
Toro Co.	4,756	189,146
Gas-Distribution — 1.1%
Atmos Energy Corp.	12,822	361,324
Laclede Group, Inc.	3,080	99,053

Security Description	Shares	Market Value (Note 2)
Gas-Distribution (continued)
New Jersey Resources Corp.	12,473	$452,895
Northwest Natural Gas Co.	11,619	484,047
Piedmont Natural Gas Co., Inc.	10,160	243,230
South Jersey Industries, Inc.	4,140	146,142
Southwest Gas Corp.	6,229	159,338
		1,946,029
Golf — 0.4%
Callaway Golf Co.	102,193	777,689
Hazardous Waste Disposal — 0.5%
Stericycle, Inc.†	18,084	876,170
Health Care Cost Containment — 0.0%
Corvel Corp.†	1,057	30,019
Home Furnishings — 0.1%
Ethan Allen Interiors, Inc.	3,617	59,681
La-Z-Boy, Inc.	7,154	61,882
		121,563
Hotel/Motels — 0.0%
Marcus Corp.	2,904	37,142
Human Resources — 0.8%
Administaff, Inc.	3,087	81,095
AMN Healthcare Services, Inc.†	4,534	43,118
CDI Corp.	2,065	29,013
Cross Country Healthcare, Inc.†	42,021	391,216
Heidrick & Struggles International, Inc.	2,366	55,033
Korn/Ferry International†	9,220	134,520
On Assignment, Inc.†	5,037	29,466
Spherion Corp.†	7,150	44,402
TrueBlue, Inc.†	39,682	558,326
		1,366,189
Identification Systems — 0.2%
Brady Corp., Class A	7,268	208,737
Checkpoint Systems, Inc.†	5,404	88,842
		297,579
Industrial Audio & Video Products — 0.0%
Sonic Solutions†	3,700	21,941
Industrial Automated/Robotic — 0.1%
Cognex Corp.	5,511	90,270
Gerber Scientific, Inc.†	3,420	20,452
Intermec, Inc.†	6,904	97,346
		208,068
Instruments-Controls — 0.1%
Watts Water Technologies, Inc., Class A	4,071	123,148
Instruments-Scientific — 0.2%
Dionex Corp.†	2,460	159,826
FEI Co.†	5,221	128,698
		288,524
Insurance Brokers — 0.0%
eHealth, Inc.†	3,442	49,978
Insurance-Life/Health — 0.1%
Delphi Financial Group, Inc., Class A	6,519	147,525
Presidential Life Corp.	2,877	29,806
		177,331

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Insurance-Multi-line — 0.0%
United Fire & Casualty Co.	3,104	$55,562
Insurance-Property/Casualty — 2.0%
American Physicians Capital, Inc.	1,345	38,750
Amerisafe, Inc.†	2,622	45,230
Arch Capital Group, Ltd.†	6,330	427,528
CNA Surety Corp.†	29,067	470,885
EMC Insurance Group, Inc.	14,130	298,567
Employers Holdings, Inc.	6,297	97,478
Infinity Property & Casualty Corp.	1,890	80,287
Meadowbrook Insurance Group, Inc.	86,540	640,396
Navigators Group, Inc.†	1,861	102,355
ProAssurance Corp.†	4,544	237,151
RLI Corp.	2,463	129,997
Safety Insurance Group, Inc.	2,132	70,185
Selective Insurance Group, Inc.	7,366	115,867
Stewart Information Services Corp.	2,534	31,346
Tower Group, Inc.	5,628	137,267
Zenith National Insurance Corp.	18,550	573,195
		3,496,484
Internet Application Software — 0.2%
Cybersource Corp.†	9,646	160,799
DealerTrack Holdings, Inc.†	5,600	105,896
eResearchTechnology, Inc.†	5,861	41,027
		307,722
Internet Connectivity Services — 0.0%
PC-Tel, Inc.†	2,609	16,306
Internet Content-Information/News — 0.1%
InfoSpace, Inc.†	4,905	37,965
The Knot, Inc.†	4,172	45,558
		83,523
Internet Infrastructure Software — 1.1%
TeleCommunication Systems, Inc., Class A†	220,716	1,845,186
Internet Security — 0.7%
Blue Coat Systems, Inc.†	5,553	125,442
McAfee, Inc.†	11,060	484,318
VeriSign, Inc.†	27,100	641,999
		1,251,759
Internet Telephone — 0.1%
j2 Global Communications, Inc.†	6,262	144,089
Investment Management/Advisor Services — 0.6%
Affiliated Managers Group, Inc.†	4,990	324,400
Cohen & Steers, Inc.	31,250	750,000
National Financial Partners Corp.†	5,867	51,160
Teton Advisors, Inc.(1)	253	886
		1,126,446
Lasers-System/Components — 0.2%
Cymer, Inc.†	4,133	160,608
Electro Scientific Industries, Inc.†	3,796	50,829
II-VI, Inc.†	3,446	87,666
Newport Corp.†	5,032	44,080
		343,183

Security Description	Shares	Market Value (Note 2)
Leisure Products — 0.1%
Brunswick Corp.	12,265	$146,935
Multimedia Games, Inc.†	3,763	19,266
		166,201
Linen Supply & Related Items — 0.1%
G&K Services, Inc., Class A	2,572	56,996
UniFirst Corp.	1,989	88,411
		145,407
Machinery-Construction & Mining — 0.0%
Astec Industries, Inc.†	2,755	70,170
Machinery-Electrical — 0.6%
Baldor Electric Co.	5,825	159,256
Regal-Beloit Corp.	18,588	849,657
		1,008,913
Machinery-Farming — 0.0%
Lindsay Corp.	1,711	67,379
Machinery-General Industrial — 1.6%
Albany International Corp., Class A	34,158	662,665
Altra Holdings, Inc.†	62,050	694,340
Applied Industrial Technologies, Inc.	5,175	109,503
Gardner Denver, Inc.†	7,226	252,043
IDEX Corp.	9,020	252,109
Intevac, Inc.†	3,048	40,965
Robbins & Myers, Inc.	4,563	107,139
Wabtec Corp.	15,480	580,964
		2,699,728
Machinery-Material Handling — 0.0%
Cascade Corp.	1,270	33,960
Medical Information Systems — 0.6%
Computer Programs & Systems, Inc.	1,357	56,193
Eclipsys Corp.†	7,851	151,524
IMS Health, Inc.	40,300	618,605
Phase Forward, Inc.†	6,006	84,324
Quality Systems, Inc.	2,620	161,314
		1,071,960
Medical Instruments — 0.2%
Abaxis, Inc.†	3,057	81,775
Conmed Corp.†	4,042	77,485
CryoLife, Inc.†	3,945	31,442
Kensey Nash Corp.†	1,578	45,683
Natus Medical, Inc.†	3,940	60,794
SurModics, Inc.†	2,428	59,729
Symmetry Medical, Inc.†	4,976	51,601
		408,509
Medical Labs & Testing Services — 0.4%
Bio-Reference Laboratories, Inc.†	1,653	56,863
Genoptix, Inc.†	2,368	82,359
Laboratory Corp. of America Holdings†	5,100	335,070
National Dentex Corp.†	22,840	194,597
		668,889
Medical Laser Systems — 0.0%
LCA-Vision, Inc.†	2,585	18,121
Palomar Medical Technologies, Inc.†	2,502	40,557
		58,678

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Medical Products — 0.7%
American Medical Systems Holdings, Inc.†	10,323	$174,665
Cyberonics, Inc.†	3,316	52,857
Greatbatch, Inc.†	3,222	72,398
Haemonetics Corp.†	3,570	200,349
Hanger Orthopedic Group, Inc.†	4,375	60,681
Invacare Corp.	4,465	99,480
Osteotech, Inc.†	2,505	11,147
PSS World Medical, Inc.†	8,268	180,491
The Cooper Cos., Inc.	6,278	186,645
West Pharmaceutical Services, Inc.	4,571	185,628
Zoll Medical Corp.†	2,932	63,097
		1,287,438
Medical-Biomedical/Gene — 0.4%
Arqule, Inc.†	3,911	17,756
Cambrex Corp.†	4,063	25,597
Cubist Pharmaceuticals, Inc.†	8,027	162,145
Enzo Biochem, Inc.†	23,089	163,470
Integra LifeSciences Holdings Corp.†	2,845	97,157
Martek Biosciences Corp.†	4,619	104,343
Regeneron Pharmaceuticals, Inc.†	8,802	169,879
		740,347
Medical-Drugs — 0.5%
Endo Pharmaceuticals Holdings, Inc.†	20,843	471,677
PharMerica Corp.†	4,244	78,811
Salix Pharmaceuticals, Ltd.†	6,785	144,249
Savient Pharmaceuticals, Inc.†	8,563	130,158
ViroPharma, Inc.†	10,761	103,521
		928,416
Medical-Generic Drugs — 0.1%
Par Pharmaceutical Cos., Inc.†	4,832	103,936
Medical-HMO — 0.9%
AMERIGROUP Corp.†	7,294	161,708
Centene Corp.†	5,974	113,148
Healthspring, Inc.†	6,801	83,312
Magellan Health Services, Inc.†	37,801	1,174,099
Molina Healthcare, Inc.†	1,845	38,173
		1,570,440
Medical-Hospitals — 0.4%
LifePoint Hospitals, Inc.†	23,050	623,733
MedCath Corp.†	2,457	21,548
		645,281
Medical-Nursing Homes — 0.7%
Sun Healthcare Group, Inc.†	140,600	1,214,784
Medical-Outpatient/Home Medical — 0.5%
Air Methods Corp.†	1,505	49,018
Almost Family, Inc.†	1,012	30,107
Amedisys, Inc.†	3,860	168,412
Amsurg Corp.†	15,761	334,606
Gentiva Health Services, Inc.†	4,045	101,165
LHC Group, Inc.†	2,102	62,913
Odyssey HealthCare, Inc.†	4,577	57,213
Res-Care, Inc.†	3,564	50,644
		854,078

Security Description	Shares	Market Value (Note 2)
Metal Processors & Fabrication — 1.5%
CIRCOR International, Inc.	2,359	$66,665
Haynes International, Inc.†	21,180	673,948
Kaydon Corp.	17,947	581,842
Mueller Industries, Inc.	17,588	419,826
RBC Bearings, Inc.†	30,883	720,500
RTI International Metals, Inc.†	4,047	100,811
		2,563,592
Metal Products-Distribution — 0.1%
A.M. Castle & Co.	2,324	23,101
Lawson Products, Inc.	557	9,697
Olympic Steel, Inc.	6,565	188,350
		221,148
Metal-Aluminum — 0.1%
Century Aluminum Co.†	6,389	59,737
Kaiser Aluminum Corp.	4,540	165,075
		224,812
Metal-Iron — 0.1%
Cliffs Natural Resources, Inc.	3,910	126,528
Miscellaneous Manufacturing — 0.3%
AptarGroup, Inc.	8,900	332,504
John Bean Technologies Corp.	3,833	69,646
Movado Group, Inc.	2,481	36,049
		438,199
Multimedia — 0.0%
E.W. Scripps Co. Class A †	4,003	30,022
Networking Products — 1.0%
Adaptec, Inc.†	16,673	55,688
Anixter International, Inc.†	4,121	165,293
BigBand Networks, Inc.†	232,600	932,726
Black Box Corp.	20,128	505,011
Netgear, Inc.†	4,788	87,860
		1,746,578
Non-Ferrous Metals — 0.2%
Brush Engineered Materials, Inc.†	2,807	68,659
Horsehead Holding Corp†	22,980	269,326
		337,985
Office Furnishings-Original — 0.0%
Interface, Inc., Class A	7,815	64,864
Office Supplies & Forms — 0.0%
The Standard Register Co.	1,763	10,366
Oil & Gas Drilling — 0.2%
Atwood Oceanics, Inc.†	7,850	276,869
Pioneer Drilling Co.†	6,992	51,321
Seahawk Drilling, Inc.†	1,608	49,993
		378,183
Oil Companies-Exploration & Production — 2.1%
Bill Barrett Corp.†	13,860	454,469
Denbury Resources, Inc.†	22,670	342,997
Penn Virginia Corp.	6,307	144,493
Petroleum Development Corp.†	2,671	49,841
Petroquest Energy, Inc.†	7,276	47,221
Plains Exploration & Production Co.†	50,000	1,383,000
Rex Energy Corp†	28,051	234,226
St. Mary Land & Exploration Co.	13,615	441,943
Stone Energy Corp.†	5,807	94,712

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Oil Companies-Exploration & Production (continued)
Swift Energy Co.†	5,197	$123,065
XTO Energy, Inc.	9,477	391,590
		3,707,557
Oil Companies-Integrated — 0.0%
PetroCorp, Inc.†(1)(2)	154	0
Oil Field Machinery & Equipment — 0.7%
Dril-Quip, Inc.†	4,122	204,616
Gulf Island Fabrication, Inc.	20,436	382,970
Lufkin Industries, Inc.	2,065	109,817
NATCO Group, Inc., Class A†	2,767	122,523
National-Oilwell Varco, Inc.†	7,070	304,929
		1,124,855
Oil Refining & Marketing — 0.1%
Holly Corp.	5,725	146,674
Oil-Field Services — 0.9%
Basic Energy Services, Inc.†	3,167	26,888
CARBO Ceramics, Inc.†	2,658	137,020
Hornbeck Offshore Services, Inc.†	3,190	87,916
Matrix Service Co.†	25,470	276,859
Oil States International, Inc.†	6,900	242,397
SEACOR Holdings, Inc.†	2,808	229,217
Superior Well Services, Inc.†	11,844	114,650
TETRA Technologies, Inc.†	10,469	101,445
Willbros Group, Inc.†	28,000	426,440
		1,642,832
Paper & Related Products — 0.2%
Buckeye Technologies, Inc.†	5,382	57,749
Clearwater Paper Corp.†	1,579	65,260
Neenah Paper, Inc.	2,036	23,964
Schweitzer-Mauduit International, Inc.	2,129	115,732
Wausau Paper Corp.	6,798	67,980
		330,685
Pharmacy Services — 1.0%
Catalyst Health Solutions, Inc.†	5,316	154,961
Omnicare, Inc.	70,300	1,583,156
		1,738,117
Physical Therapy/Rehabilitation Centers — 0.5%
RehabCare Group, Inc.†	37,864	821,270
Physicians Practice Management — 0.3%
Healthways, Inc.†	4,685	71,774
IPC The Hospitalist Co. ,Inc.†	1,881	59,158
MEDNAX, Inc.†	6,445	353,959
		484,891
Poultry — 0.5%
Sanderson Farms, Inc.	24,029	904,452
Power Converter/Supply Equipment — 0.1%
Advanced Energy Industries, Inc.†	4,612	65,675
C&D Technologies, Inc.†	3,655	7,858
Magnetek, Inc.†	4,300	6,708
Vicor Corp.†	2,721	21,006
		101,247

Security Description	Shares	Market Value (Note 2)
Printing-Commercial — 0.0%
Consolidated Graphics, Inc.†	1,551	$38,697
Private Corrections — 0.1%
The Geo Group, Inc.†	7,128	143,772
Protection/Safety — 0.0%
Landauer, Inc.	1,300	71,474
Real Estate Investment Trusts — 3.6%
Acadia Realty Trust	5,514	83,096
BioMed Realty Trust, Inc.	48,334	667,009
Cedar Shopping Centers, Inc.	6,262	40,390
Cogdell Spencer, Inc.	10,830	51,984
Colonial Properties Trust	6,939	67,516
Corporate Office Properties Trust	3,190	117,647
Cousins Properties, Inc.	21,488	177,921
DiamondRock Hospitality Co.†	15,004	121,532
EastGroup Properties, Inc.	6,628	253,322
Entertainment Properties Trust	4,857	165,818
Extra Space Storage, Inc.	12,012	126,727
Franklin Street Properties Corp.	9,270	121,437
Healthcare Realty Trust, Inc.	8,248	174,280
Home Properties, Inc.	4,591	197,826
Inland Real Estate Corp.	9,840	86,198
Kilroy Realty Corp.	5,996	166,329
Kite Realty Group Trust	8,750	36,488
LaSalle Hotel Properties	53,812	1,057,944
Lexington Realty Trust	13,230	67,473
LTC Properties, Inc.	3,221	77,433
Medical Properties Trust, Inc.	11,140	87,003
Mid-America Apartment Communities, Inc.	13,972	630,556
National Retail Properties, Inc.	11,216	240,808
Parkway Properties, Inc.	3,004	59,179
Pennsylvania Real Estate Investment Trust	5,352	40,729
Post Properties, Inc.	6,654	119,772
PS Business Parks, Inc.	2,502	128,403
Saul Centers, Inc.	3,290	105,609
Senior Housing Properties Trust	23,473	448,569
Sovran Self Storage, Inc.	3,739	113,778
Tanger Factory Outlet Centers, Inc.	5,595	208,917
Urstadt Biddle Properties, Inc., Class A	2,978	43,449
Washington Real Estate Investment Trust	4,050	116,640
		6,201,782
Real Estate Management/Services — 0.9%
CB Richard Ellis Group, Inc., Class A†	28,800	338,112
HFF, Inc., Class A†	68,550	462,027
Jones Lang LaSalle, Inc.	17,530	830,396
		1,630,535
Real Estate Operations & Development — 0.1%
Forestar Real Estate Group, Inc.†	4,983	85,608
Recreational Vehicles — 0.1%
Arctic Cat, Inc.	1,697	11,981
Polaris Industries, Inc.	4,536	184,978
		196,959

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Rental Auto/Equipment — 0.3%
Aaron's, Inc.	16,800	$443,520
Research & Development — 0.1%
Kendle International, Inc.†	2,066	34,543
Parexel International Corp.†	8,029	109,114
		143,657
Retail-Apparel/Shoe — 2.3%
Brown Shoe Co., Inc.	5,956	47,767
Cato Corp., Class A	39,897	809,510
Charlotte Russe Holding, Inc.†	2,918	51,065
Christopher & Banks Corp.	4,995	33,816
Dress Barn, Inc.†	6,264	112,314
Genesco, Inc.†	3,151	75,845
Gymboree Corp.†	4,150	200,777
Hot Topic, Inc.†	152,225	1,140,165
JOS. A. Bank Clothiers, Inc.†	2,542	113,805
Liz Claiborne, Inc.	13,213	65,140
Stage Stores, Inc.	5,292	68,584
Stein Mart, Inc.†	3,629	46,125
The Buckle, Inc.	3,537	120,753
The Children's Place Retail Stores, Inc.†	26,571	796,067
The Finish Line, Inc., Class A	7,634	77,561
The Men's Wearhouse, Inc.	7,250	179,075
Tween Brands, Inc.†	3,455	28,988
		3,967,357
Retail-Auto Parts — 0.7%
Advance Auto Parts, Inc.	29,300	1,150,904
PEP Boys-Manny Moe & Jack	6,471	63,222
		1,214,126
Retail-Automobile — 0.3%
Group 1 Automotive, Inc.	3,358	90,162
Lithia Motors, Inc., Class A†	2,411	37,588
Rush Enterprises, Inc., Class A†	21,370	276,100
Sonic Automotive, Inc. Class A	5,335	56,018
		459,868
Retail-Computer Equipment — 0.7%
GameStop Corp., Class A†	45,100	1,193,797
Retail-Convenience Store — 0.9%
Casey's General Stores, Inc.	20,160	632,621
The Pantry, Inc.†	56,400	884,352
		1,516,973
Retail-Discount — 1.5%
BJ's Wholesale Club, Inc.†	32,400	1,173,528
Family Dollar Stores, Inc.	44,900	1,185,360
Fred's, Inc.	5,565	70,843
HSN, Inc.†	5,482	89,247
Tuesday Morning Corp.†	4,345	18,075
		2,537,053
Retail-Fabric Store — 0.1%
Jo-Ann Stores, Inc.†	3,690	99,003

Security Description	Shares	Market Value (Note 2)
Retail-Gardening Products — 0.1%
Tractor Supply Co.†	5,006	$242,390
Retail-Home Furnishings — 0.0%
Haverty Furniture Cos., Inc.†	2,590	30,588
Retail-Jewelry — 0.0%
Zale Corp.†	3,289	23,516
Retail-Leisure Products — 0.1%
MarineMax, Inc.†	28,637	223,655
Retail-Mail Order — 0.2%
Williams-Sonoma, Inc.	14,320	289,694
Retail-Office Supplies — 0.1%
OfficeMax, Inc.†	10,601	133,361
Retail-Pawn Shops — 0.6%
Cash America International, Inc.	4,094	123,475
EZCORP, Inc., Class A†	64,400	879,704
First Cash Financial Services, Inc.†	3,688	63,175
		1,066,354
Retail-Pet Food & Supplies — 0.0%
PetMed Express, Inc.	3,172	59,792
Retail-Petroleum Products — 0.1%
World Fuel Services Corp.	4,118	197,952
Retail-Restaurants — 1.8%
Brinker International, Inc.	8,450	132,918
Buffalo Wild Wings, Inc.†	2,505	104,233
Burger King Holdings, Inc.	72,500	1,275,275
California Pizza Kitchen, Inc.†	22,845	356,839
CEC Entertainment, Inc.†	3,208	82,959
CKE Restaurants, Inc.	36,715	385,140
Cracker Barrel Old Country Store, Inc.	3,142	108,085
DineEquity, Inc.	2,103	52,049
Jack in the Box, Inc.†	7,952	162,936
Landry's Restaurants, Inc.†	1,122	11,781
O'Charley's, Inc.†	2,599	24,353
Papa John's International, Inc.†	3,042	74,742
PF Chang's China Bistro, Inc.†	3,246	110,267
Red Robin Gourmet Burgers, Inc.†	2,161	44,128
Ruby Tuesday, Inc.†	9,037	76,092
Ruth's Hospitality Group, Inc.†	2,787	11,761
Sonic Corp.†	8,483	93,822
Texas Roadhouse, Inc., Class A†	7,117	75,583
The Steak n Shake Co.†	3,403	40,053
		3,223,016
Retail-Sporting Goods — 0.1%
Big 5 Sporting Goods Corp.	2,991	45,164
Cabela's Inc., Class A†	5,591	74,584
Hibbett Sports, Inc.†	3,980	72,556
Zumiez, Inc.†	2,891	47,441
		239,745
Rubber-Tires — 0.5%
Cooper Tire & Rubber Co.	49,720	874,078
Rubber/Plastic Products — 0.0%
Myers Industries, Inc.	3,921	42,229

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Satellite Telecom — 0.5%
GeoEye, Inc.†	29,500	$790,600
Savings & Loans/Thrifts — 0.2%
Brookline Bancorp, Inc.	8,203	79,733
Dime Community Bancshares	3,536	40,416
Westfield Financial, Inc.	28,110	238,092
		358,241
Schools — 0.2%
American Public Education, Inc.†	2,528	87,823
Capella Education Co.†	2,021	136,094
Universal Technical Institute, Inc.†	2,799	55,140
		279,057
Seismic Data Collection — 0.1%
ION Geophysical Corp.†	63,726	224,315
Semiconductor Components-Integrated Circuits — 0.7%
Cypress Semiconductor Corp.†	21,526	222,364
Exar Corp.†	79,111	581,466
Hittite Microwave Corp.†	2,967	109,126
Micrel, Inc.	5,975	48,696
Pericom Semiconductor Corp.†	3,517	34,502
Sigma Designs, Inc.†	3,697	53,717
Standard Microsystems Corp.†	3,061	71,046
TriQuint Semiconductor, Inc.†	20,927	161,556
		1,282,473
Semiconductor Equipment — 1.6%
ATMI, Inc.†	4,360	79,134
Brooks Automation, Inc.†	8,948	69,168
Cabot Microelectronics Corp.†	3,256	113,504
Cohu, Inc.	3,254	44,124
Entegris, Inc.†	115,900	573,705
Kulicke and Soffa Industries, Inc.†	9,631	58,075
MKS Instruments, Inc.†	6,872	132,561
Rudolph Technologies, Inc.†	4,298	31,805
Ultratech, Inc.†	3,280	43,395
Varian Semiconductor Equipment Associates, Inc.†	28,069	921,786
Veeco Instruments, Inc.†	4,522	105,453
Verigy, Ltd.†	58,390	678,492
		2,851,202
Steel Pipe & Tube — 0.1%
Mueller Water Products, Inc., Class A	38,000	208,240
Steel-Producers — 0.1%
Carpenter Technology Corp.	10,235	239,396
Storage/Warehousing — 0.1%
Mobile Mini, Inc.†	4,929	85,567
Telecom Equipment-Fiber Optics — 0.4%
Harmonic, Inc.†	104,455	697,759
Telecom Services — 1.2%
Advanced Radio Telecom Corp.†(1)(2)	200	0
Cbeyond, Inc.†	3,572	57,616
Iowa Telecommunications Services, Inc.	4,546	57,280
MasTec, Inc.†	105,400	1,280,610

Security Description	Shares	Market Value (Note 2)
Telecom Services (continued)
Neutral Tandem, Inc.†	33,451	$761,345
		2,156,851
Telecommunication Equipment — 0.7%
Applied Signal Technology, Inc.	1,830	42,584
Arris Group, Inc.†	17,382	226,140
Comtech Telecommunications Corp.†	3,912	129,957
Network Equipment Technologies, Inc.†	4,083	29,520
Plantronics, Inc.	22,500	603,225
Symmetricom, Inc.†	6,074	31,463
Tekelec†	9,329	153,275
Tollgrade Communications, Inc.†	1,762	11,418
		1,227,582
Telephone-Integrated — 0.0%
General Communication, Inc., Class A†	5,981	41,030
Textile-Apparel — 0.0%
Perry Ellis International, Inc.†	1,415	22,697
Theaters — 0.6%
Regal Entertainment Group, Class A	89,300	1,100,176
Therapeutics — 0.0%
Theragenics Corp.†	4,653	7,445
Tobacco — 0.0%
Alliance One International, Inc.†	12,390	55,507
Tools-Hand Held — 0.3%
Snap-On, Inc.	12,710	441,800
Toys — 0.0%
Jakks Pacific, Inc.†	3,881	55,576
Transactional Software — 0.5%
ACI Worldwide, Inc†	42,200	638,486
Synchronoss Technologies, Inc.†	18,000	224,460
		862,946
Transport-Marine — 0.3%
Kirby Corp.†	15,860	583,965
Transport-Rail — 0.2%
Genesee & Wyoming, Inc., Class A†	8,960	271,667
Transport-Services — 0.6%
Bristow Group, Inc.†	4,080	121,135
Hub Group, Inc., Class A†	5,256	120,100
UTi Worldwide, Inc.	49,800	721,104
		962,339
Transport-Truck — 0.7%
Arkansas Best Corp.	3,514	105,209
Forward Air Corp.	4,026	93,202
Heartland Express, Inc.	7,309	105,250
J.B. Hunt Transport Services, Inc.	12,970	416,726
Knight Transportation, Inc.	8,087	135,700
Landstar System, Inc.	8,140	309,808
Old Dominion Freight Lines, Inc.†	3,886	118,251
		1,284,146
Travel Services — 0.0%
Interval Leisure Group, Inc.†	5,482	68,415

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Veterinary Diagnostics — 0.0%
Neogen Corp.†	2,057	$66,421
Vitamins & Nutrition Products — 0.0%
Mannatech, Inc.	2,169	8,307
Water — 0.1%
American States Water Co.	2,571	93,019
Web Portals/ISP — 0.1%
United Online, Inc.	11,650	93,666
Wire & Cable Products — 0.1%
Belden, Inc.	6,477	149,619
Encore Wire Corp.	2,621	58,553
		208,172
Wireless Equipment — 0.1%
EMS Technologies, Inc.†	2,119	44,117
Novatel Wireless, Inc.†	4,259	48,382
Viasat, Inc.†	3,865	102,732
		195,231
Total Common Stock (cost $152,188,311)		152,394,668
PREFERRED STOCK — 0.0%
Diagnostic Kits — 0.0%
Inverness Medical Innovations, Inc. 3.00%	109	28,231
Home Furnishings — 0.0%
O'Sullivan Industries Holdings, Inc. 12.00%(1)(2)	183	0
Total Preferred Stock (cost $29,239)		28,231
EXCHANGE TRADED FUNDS — 2.3%
Commodity Funds — 1.2%
United States Natural Gas Fund, LP†	176,600	2,073,284
Index Fund-Small Cap — 0.9%
iShares S&P SmallCap 600 Index Fund	28,950	1,514,085
Registered Investment Company — 0.2%
iShares Nasdaq Biotechnology Index Fund†	4,230	344,153
Total Exchange Traded Funds (cost $3,802,344)		3,931,522
WARRANTS — 0.0%
Energy-Alternate Sources — 0.0%
GreenHunter Energy, Inc. Expires 09/14/11† (strike price $27.50) (cost $0)	27	0

Security Description	Principal Amount	Market Value (Note 2)
U.S. CORPORATE BONDS & NOTES — 0.0%
Metal Processors & Fabrication — 0.0%
Mueller Industries, Inc. Sub. Notes 6.00% due 11/01/14 (cost $9,000)	$9,000	$8,190
Total Long-Term Investment Securities (cost $156,028,894)		156,362,611
REPURCHASE AGREEMENTS — 10.2%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 09/30/09, to be repurchased 10/01/09 in the amount of $803,000 and collateralized by $820,000 of United States Treasury Bills, bearing interest at 0.19% due 03/25/10 and having an approximate value of $819,262	803,000	803,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 09/30//09, to be repurchased 10/01/09 in the amount of $2,733,000 and collateralized by $2,785,000 of Federal Home Loan Bank Notes, bearing interest at 0.35% due 04/01/11 and having an approximate value of $2,788,481	2,733,000	2,733,000
State Street Bank & Trust Co. Joint Repurchase Agreement(3)	14,248,000	14,248,000
Total Repurchase Agreements (cost $17,784,000)		17,784,000
TOTAL INVESTMENTS (cost $173,812,894)(4)	99.8%	174,146,611
Other assets less liabilities	0.2	368,975
NET ASSETS	100.0%	$174,515,586

†  Non-income producing security

(1)  Illiquid security. At September 30, 2009, the aggregate value of these securities was $886 representing 0.0% of net assets

(2)  Fair valued security. Securities are classified as Level 3 disclosures based on the securities valuation inputs; see Note 2.

(3)  See Note 2 for details of Joint Repurchase Agreement.

(4)  See Note 3 for cost of investments on a tax basis.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Market Value at Trade Date	Market Value as of September 30, 2009	Unrealized Appreciation (Depreciation)
28	Long	S&P Small Cap 600 E-Mini Index	December 2009	$874,630	$887,040	$12,410

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2009 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock*	$152,394,668	$—	$0	$152,394,668
Preferred Stock	28,231	—	0	28,231
Exchange Traded Funds	3,931,522	—	—	3,931,522
Warrants	—	0	—	0
U.S. Corporate Bonds & Notes	—	8,190	—	8,190
Repurchase Agreements	—	17,784,000	—	17,784,000
Other Financial Instruments+
Open Futures Contracts - Appreciation	12,410	—	—	12,410
Total	$156,366,831	$17,792,190	$0	$174,159,021

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

*  Sum of all industries each of which individually has an aggregate market value of less than 5% of net assets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stock	Preferred Stock
Balance as of 03/31/2009	$576	$0
Accrued discounts/premiums	—	—
Realized gain(loss)	—	—
Change in unrealized appreciation(depreciation)	—	—
Net purchases(sales)	—	—
Transfers in and/or out of Level 3	(576)	—
Balance as of 9/30/2009	$0	$0

See Notes to Financial Statements

Seasons Series Trust International Equity Portfolio

PORTFOLIO PROFILE — September 30, 2009 (unaudited)

Industry Allocation*
Banks-Commercial	7.4%
Diversified Banking Institutions	5.2
Medical-Drugs	4.4
Tobacco	4.4
Oil Companies-Integrated	2.9
Telephone-Integrated	2.5
Electric-Integrated	2.2
Real Estate Management/Services	2.2
Insurance-Multi-line	2.1
Auto-Cars/Light Trucks	2.0
Oil Companies-Exploration & Production	1.9
Food-Misc.	1.8
Real Estate Operations & Development	1.8
Chemicals-Diversified	1.7
Schools	1.7
Agricultural Chemicals	1.6
Steel-Producers	1.5
Repurchase Agreements	1.3
Diversified Minerals	1.2
Insurance-Property/Casualty	1.1
Medical Products	1.1
Commercial Services	1.1
Oil-Field Services	1.0
Food-Retail	1.0
Diversified Operations	1.0
Building-Heavy Construction	1.0
Cellular Telecom	1.0
Investment Companies	1.0
Import/Export	1.0
Machinery-General Industrial	1.0
Insurance-Life/Health	1.0
Human Resources	1.0
Finance-Other Services	1.0
Chemicals-Specialty	0.9
Web Portals/ISP	0.9
Building Products-Cement	0.9
Computers	0.9
Cable/Satellite TV	0.9
Distribution/Wholesale	0.9
Brewery	0.8
Rubber-Tires	0.8
Enterprise Software/Service	0.8
Real Estate Investment Trusts	0.8
Telecom Services	0.8
Retail-Major Department Stores	0.8
Wireless Equipment	0.7
Consulting Services	0.7
Commercial Services-Finance	0.7
Retail-Apparel/Shoe	0.7
Medical-Biomedical/Gene	0.7
Transport-Rail	0.7
Semiconductor Equipment	0.7
Diversified Manufacturing Operations	0.7
Building-Residential/Commercial	0.6
Aerospace/Defense	0.6
Food-Wholesale/Distribution	0.6
Agricultural Operations	0.6
Soap & Cleaning Preparation	0.6
Oil & Gas Drilling	0.6
Electronic Components-Semiconductors	0.6
Multimedia	0.5
Airlines	0.5
Metal-Aluminum	0.5
Hotels/Motels	0.5

Transport-Truck	0.5%
Diversified Financial Services	0.4
Metal Processors & Fabrication	0.4
Gas-Distribution	0.4
Computer Services	0.4
Investment Management/Advisor Services	0.4
Medical-Generic Drugs	0.4
Engineering/R&D Services	0.4
Computer Software	0.4
Electronic Components-Misc.	0.4
Water	0.3
Electric-Transmission	0.3
Publishing-Books	0.3
Insurance-Reinsurance	0.3
Index Fund	0.3
Extended Service Contracts	0.3
Finance-Leasing Companies	0.3
Apparel Manufacturers	0.3
Metal-Diversified	0.3
Computers-Integrated Systems	0.3
Toys	0.3
Finance-Investment Banker/Broker	0.3
Transport-Marine	0.3
Retail-Consumer Electronics	0.3
Beverages-Non-alcoholic	0.3
Gold Mining	0.3
Audio/Video Products	0.2
Retail-Restaurants	0.2
Mining	0.2
Coal	0.2
Medical Labs & Testing Services	0.2
Optical Supplies	0.2
Office Automation & Equipment	0.2
Cosmetics & Toiletries	0.2
Entertainment Software	0.2
Beverages-Wine/Spirits	0.2
Retail-Misc./Diversified	0.2
Industrial Gases	0.2
Television	0.2
Transport-Services	0.1
Building & Construction Products-Misc.	0.1
Auto/Truck Parts & Equipment-Original	0.1
Power Converter/Supply Equipment	0.1
Electric Products-Misc.	0.1
Building & Construction-Misc.	0.1
Photo Equipment & Supplies	0.1
Machinery-Construction & Mining	0.1
Paper & Related Products	0.1
Retail-Jewelry	0.1
Oil Refining & Marketing	0.1
Time Deposits	0.1
Public Thoroughfares	0.1
Security Services	0.1
Food-Catering	0.1
Steel Pipe & Tube	0.1
Textile-Products	0.1
Industrial Automated/Robotic	0.1
Electronic Measurement Instruments	0.1
Printing-Commercial	0.1
Aerospace/Defense-Equipment	0.1
Machine Tools & Related Products	0.1
99.8%

*  Calculated as a percentage of net assets

Seasons Series Trust International Equity Portfolio

PORTFOLIO PROFILE — September 30, 2009 (unaudited) (continued)

Country Allocation*
United Kingdom	21.4%
Japan	15.8
France	7.2
Switzerland	7.0
Germany	6.4
Brazil	4.7
United States	3.8
Australia	3.4
Bermuda	2.5
Spain	2.4
Hong Kong	2.1
Netherlands	2.1
Singapore	2.1
Italy	1.8
Canada	1.5
Norway	1.5
Greece	1.4
Sweden	1.4
Finland	1.1
Mexico	1.1
Ireland	1.0
Denmark	1.0
Cayman Islands	0.9
Belgium	0.8
Luxembourg	0.6
Papua New Guinea	0.5
Indonesia	0.5
Austria	0.5
South Korea	0.5
Jersey	0.5
India	0.4
Israel	0.4
Thailand	0.3
Egypt	0.3
China	0.2
Russia	0.2
Kazakhstan	0.2
South Africa	0.2
Portugal	0.1
99.8%

*  Calculated as a percentage of net assets

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK — 96.8%
Australia — 3.4%
AGL Energy, Ltd.	4,779	$57,633
Alumina, Ltd.†	27,344	44,145
Amcor, Ltd.	13,268	64,143
AMP, Ltd.	20,968	120,607
Arrow Energy, Ltd.†	6,510	24,581
Asciano Group†	26,999	39,420
ASX, Ltd.	2,023	62,821
Australia and New Zealand Banking Group, Ltd.	22,641	487,163
AXA Asia Pacific Holdings, Ltd.	11,938	46,023
Bendigo & Adelaide Bank, Ltd.	3,986	33,055
BGP Holdings PLC†(1)	98,723	0
BHP Billiton, Ltd.	32,719	1,089,065
BlueScope Steel, Ltd.	19,091	49,347
Boral, Ltd.	7,431	39,924
Brambles, Ltd.	14,589	103,993
Coca-Cola Amatil, Ltd.	7,436	64,354
Cochlear, Ltd.	14,978	882,139
Commonwealth Bank of Australia	14,718	671,933
Computershare, Ltd.	5,139	50,595
Crown, Ltd.	6,318	49,773
CSL, Ltd.	26,039	768,630
CSR, Ltd.	15,051	24,963
Dexus Property Group	55,568	41,424
Fairfax Media, Ltd.	26,360	39,882
Fortescue Metals Group, Ltd.†	12,437	41,913
Foster's Group, Ltd.	21,293	104,255
GPT Group	90,047	54,416
Incitec Pivot, Ltd.	16,814	41,978
Insurance Australia Group, Ltd.	23,098	77,025
Leighton Holdings, Ltd.	1,564	49,906
Lend Lease Corp., Ltd.	5,402	50,516
Lion Nathan, Ltd.	4,313	43,566
Macquarie Goodman Group	65,274	38,294
Macquarie Group, Ltd.	3,034	157,357
Macquarie Infrastructure Group	26,272	34,186
Mirvac Group	26,942	39,931
National Australia Bank, Ltd.	18,549	503,354
Newcrest Mining, Ltd.	4,936	138,910
OneSteel, Ltd.	14,563	38,928
Orica, Ltd.	3,691	76,521
Origin Energy, Ltd.	9,015	129,793
OZ Minerals, Ltd.†	35,861	36,066
Paladin Energy, Ltd.†	5,991	23,784
Qantas Airways, Ltd.	15,336	38,694
QBE Insurance Group, Ltd.	9,922	210,602
Rio Tinto, Ltd.	4,281	223,732
Santos, Ltd.	94,137	1,262,324
Sims Metal Management, Ltd.	1,615	32,527
Sonic Healthcare, Ltd.	4,588	57,515
Stockland	24,042	86,536
Suncorp-Metway, Ltd.	13,242	103,737
TABCORP Holdings, Ltd.	8,811	55,422
Tatts Group, Ltd.	17,290	38,743
Telstra Corp., Ltd.	44,053	127,084
Toll Holdings, Ltd.	7,090	53,353
Transurban Group	12,784	46,240

Security Description	Shares	Market Value (Note 2)
Australia (continued)
Wesfarmers, Ltd.	11,247	$262,836
Westfield Group	20,016	245,448
Westpac Banking Corp.	27,836	644,619
Woodside Petroleum, Ltd.	4,926	226,542
Woolworths, Ltd.	12,074	311,562
WorleyParsons, Ltd.	1,693	44,374
		10,608,202
Austria — 0.5%
Erste Group Bank AG	1,760	78,655
Immoeast AG†	198,895	1,228,243
Oesterreichische Elektrizitaetswirtschafts AG	829	41,913
OMV AG	1,510	60,920
Raiffeisen International Bank Holding AG	661	43,102
Telekom Austria AG	3,685	66,435
Voestalpine AG	1,412	50,396
		1,569,664
Belgium — 0.8%
Anheuser-Busch InBev NV	37,797	1,725,955
Belgacom SA	1,817	70,780
Delhaize Group	1,116	77,474
Dexia SA†	5,306	48,917
Fortis†	22,258	104,261
Groupe Bruxelles Lambert SA	942	87,009
KBC Groep NV†	1,660	83,381
Solvay SA	636	66,033
Total SA VVPR†	288	0
UCB SA	1,149	48,491
Umicore	1,632	48,862
		2,361,163
Bermuda — 2.5%
China Yurun Food Group, Ltd.	380,000	818,833
Esprit Holdings, Ltd.	107,500	721,286
Huabao International Holdings, Ltd.	2,085,000	2,235,644
Kerry Properties, Ltd.	9,000	48,658
Li & Fung, Ltd.	626,000	2,568,603
Noble Group, Ltd.	17,000	29,567
Seadrill, Ltd.†	2,900	60,549
Shangri-La Asia, Ltd.	680,000	1,281,024
		7,764,164
Brazil — 3.9%
Agra Empreendimentos Imobiliarios SA	630,000	1,824,283
Anhanguera Educacional Participacoes SA†	102,500	1,168,717
BM&F BOVESPA SA	135,200	996,676
Cia de Saneamento Basico do Estado de Sao Paulo ADR	17,600	667,568
Companhia Brasileira de Meios de Pagamento	210,888	2,092,691
Estacio Participacoes SA	174,600	2,030,233
Gafisa SA	63,330	953,739
GP Investments, Ltd. GDR†	186,900	1,033,879
Light SA	50,400	702,687

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Brazil (continued)
Souza Cruz SA	12,600	$442,451
		11,912,924
Canada — 1.5%
Potash Corp. of Saskatchewan	22,200	2,013,790
Research In Motion, Ltd.†	39,950	2,698,622
		4,712,412
Cayman Islands — 0.9%
Ajisen China Holdings, Ltd.	703,000	625,893
Chaoda Modern Agriculture Holdings, Ltd.	1,364,000	828,954
China Zhongwang Holdings, Ltd.†	1,125,600	1,106,712
Shanda Games, Ltd. ADR†	7,400	86,580
		2,648,139
China — 0.2%
Dongfeng Motor Group Co., Ltd.	736,000	778,730
Cyprus — 0.0%
Bank of Cyprus Public Co., Ltd.	6,196	47,148
Denmark — 1.0%
A P Moller - Maersk A/S, Series B	16	110,083
Carlsberg A/S	1,142	82,725
Danske Bank A/S†	4,609	120,728
DSV A/S†	75,899	1,353,248
Novo Nordisk A/S, Class B	18,555	1,161,728
Novozymes A/S	544	51,197
Vestas Wind Systems A/S†	2,034	147,041
		3,026,750
Egypt — 0.3%
Orascom Telecom Holding S.A.E. GDR	29,400	914,046
Finland — 1.1%
Elisa Oyj	2,041	41,873
Fortum Oyj	4,271	109,499
Kesko Oyj, Class B	957	32,070
Kone Oyj, Class B	1,624	59,697
Metso Corp.	45,032	1,267,210
Neste Oil Oyj	1,880	34,719
Nokia Oyj	104,237	1,532,978
Nokian Renkaat Oyj	1,223	28,510
Outokumpu Oyj	1,376	25,894
Rautaruukki Oyj	1,072	25,727
Sampo Oyj, Class A	4,299	108,267
Stora Enso Oyj, Class R†	6,002	41,807
UPM-Kymmene Oyj	5,303	63,633
Wartsila Oyj, Class B	958	38,384
		3,410,268
France — 7.2%
Accor SA	1,672	93,073
Air France-KLM†	2,212	40,203
Air Liquide SA	2,458	279,660
Alcatel-Lucent†	24,676	110,387
Alstom SA	2,013	146,903
Atos Origin SA†	616	31,099
AXA SA	64,701	1,751,583
BNP Paribas	16,230	1,296,758
Bouygues SA	2,300	116,958

Security Description	Shares	Market Value (Note 2)
France (continued)
Bureau Veritas SA	14,205	$801,542
Cap Gemini SA	1,616	84,647
Carrefour SA	6,347	287,924
Casino Guichard-Perrachon SA	692	54,885
Christian Dior SA	700	69,143
Compagnie Generale de Geophysique-Veritas†	1,691	39,456
CNP Assurances	433	44,120
Compagnie de St. Gobain	3,684	191,110
Compagnie Generale des Etablissements Michelin, Class B	1,497	117,440
Credit Agricole SA	8,841	184,747
Eiffage SA	465	29,627
Electricite de France	2,198	130,395
Essilor International SA	2,182	124,353
Eurofins Scientific	13,775	646,052
Fonciere Des Regions	308	35,872
France Telecom SA	50,754	1,352,100
GDF Suez	11,593	514,791
GDF Suez VVPR†	777	1
Groupe Danone SA	5,418	326,493
Hermes International	550	81,168
Klepierre	1,076	42,679
L'Oreal SA	2,311	229,793
Lafarge SA	1,996	178,610
Lagardere SCA	1,530	71,265
LVMH Moet Hennessy Louis Vuitton SA	2,363	237,661
Natixis†	9,656	58,216
Neopost SA	497	44,604
Pernod Ricard SA	2,015	160,023
Peugeot SA†	1,760	53,661
PPR	10,111	1,295,975
Publicis Groupe	1,569	62,933
Renault SA†	45,075	2,101,830
Safran SA	2,222	41,636
Sanofi-Aventis	22,698	1,665,737
Sanofi-Aventis ADR	6,500	240,175
Schneider Electric SA	2,292	232,298
SCOR SE	2,174	59,427
Societe Generale	4,548	366,042
Sodexho	1,202	72,011
Suez Environnement SA	2,862	65,376
Technip SA	1,095	69,943
Thales SA	1,167	57,892
Total SA	20,809	1,236,456
Total SA ADR	9,500	562,970
Unibail-Rodamco	836	173,656
Vallourec SA	551	93,370
Veolia Environnement	3,827	146,670
Vinci SA	36,344	2,056,092
Vivendi	43,266	1,338,759
		21,998,250
Germany — 6.0%
Adidas AG	2,229	117,980
Allianz SE	4,458	556,921
BASF SE	8,931	473,235
Bayer AG	21,048	1,458,407
Bayerische Motoren Werke AG	3,576	172,425

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Germany (continued)
Beiersdorf AG	1,054	$61,895
Celesio AG	1,145	31,567
Commerzbank AG†	7,370	93,451
Daimler AG	8,836	444,862
Deutsche Bank AG	5,853	449,190
Deutsche Boerse AG	1,996	163,129
Deutsche Lufthansa AG	3,916	69,396
Deutsche Post AG (London)†	395	7,411
Deutsche Post AG (Sweden)	8,132	152,319
Deutsche Postbank AG†	987	34,909
Deutsche Telekom AG	106,067	1,448,138
E.ON AG	47,493	2,014,076
Fresenius Medical Care AG	2,209	110,003
GEA Group AG	66,224	1,381,920
Hannover Rueckversicherung AG†	823	37,732
HeidelbergCement AG	6,023	389,920
Henkel AG & Co. KGaA	26,474	961,932
Hochtief AG	482	36,720
Infineon Technologies AG†	11,209	63,232
K+S AG	1,518	82,835
Lanxess AG	30,979	1,067,594
Linde AG	1,588	172,147
MAN AG	14,905	1,230,153
Merck KGaA	756	75,173
Metro AG	1,231	69,623
Muenchener Rueckversicherungs AG	2,062	328,990
Porsche Automobil Holding SE	956	75,194
RWE AG	4,308	400,122
Salzgitter AG	435	41,694
SAP AG	8,455	411,761
Siemens AG	20,113	1,862,478
ThyssenKrupp AG	47,700	1,642,435
Volkswagen AG	874	143,666
		18,334,635
Greece — 1.4%
Alpha Bank A.E.†	52,516	968,300
Coca-Cola Hellenic Bottling Co. SA	26,300	700,062
EFG Eurobank Ergasias†	3,658	57,544
Marfin Investment Group SA†	7,589	32,650
National Bank of Greece SA†	50,902	1,824,941
OPAP SA	2,450	63,171
Piraeus Bank SA†	3,969	73,588
Public Power Corp. SA†	24,617	547,914
		4,268,170
Hong Kong — 2.1%
Bank of East Asia, Ltd.	19,800	71,535
BOC Hong Kong Holdings, Ltd.	41,000	89,935
Cheung Kong Holdings, Ltd.	14,000	177,754
China Green Holdings, Ltd.	1,176,000	999,973
China Merchants Holdings International Co., Ltd.	258,000	858,885
CLP Holdings, Ltd.	20,500	139,664
Hang Lung Group, Ltd.	10,000	49,935
Hang Lung Properties, Ltd.	476,000	1,759,653
Hang Seng Bank, Ltd.	7,900	113,759
Henderson Land Development Co., Ltd.	13,000	83,535

Security Description	Shares	Market Value (Note 2)
Hong Kong (continued)
Hong Kong & China Gas Co., Ltd.	41,000	$103,584
Hong Kong Exchanges & Clearing, Ltd.	10,400	188,541
HongKong Electric Holdings, Ltd.	15,000	82,451
Hutchison Whampoa, Ltd.	22,000	158,541
MTR Corp., Ltd.	15,000	52,064
New World Development Co., Ltd.	32,000	68,128
Ports Design, Ltd.	276,000	689,461
Sino Land Co., Ltd.	22,000	39,401
Sino-Ocean Land Holdings, Ltd.	409,000	369,945
Sun Hung Kai Properties, Ltd.	14,000	206,657
Swire Pacific, Ltd., Class A	9,000	106,025
The Link REIT	25,500	56,264
Wharf Holdings, Ltd.	16,000	84,954
		6,550,644
India — 0.4%
GAIL India, Ltd.	89,513	668,301
Larsen & Toubro, Ltd.	16,571	581,888
		1,250,189
Indonesia — 0.5%
Bumi Resources Tbk PT	1,978,000	660,016
Telekomunikasi Indonesia Tbk PT	1,024,833	917,207
		1,577,223
Ireland — 1.0%
Accenture PLC Class A	24,230	903,052
CRH PLC	6,854	189,613
Elan Corp PLC†	5,012	35,945
Irish Life & Permanent PLC†	149,601	1,230,322
Kerry Group PLC	1,729	49,462
Ryanair Holdings PLC†	127,578	636,617
		3,045,011
Isle of Man — 0.0%
Genting International PLC†	42,000	33,394
Israel — 0.4%
Teva Pharmaceutical Industries, Ltd. ADR	22,100	1,117,376
Italy — 1.8%
Assicurazioni Generali SpA	10,649	291,873
Atlantia SpA	2,853	69,179
Banca Monte dei Paschi di Siena SpA	28,243	60,424
Banca Popolare di Milano Scarl	7,690	58,516
Banco Popolare SC†	6,994	67,088
Enel SpA	62,027	393,703
ENI SpA	25,561	638,872
Fiat SpA†	8,027	103,250
Finmeccanica SpA	4,687	82,853
Intesa Sanpaolo SpA†	293,521	1,298,235
Mediaset SpA	9,961	69,675
Mediobanca SpA	5,946	81,268
Parmalat SpA	20,659	57,107
Prysmian SpA	1,453	27,259
Saipem SpA	2,832	85,288
Snam Rete Gas SpA	16,802	81,752
Telecom Italia SpA (Chi-X)	101,781	178,580
Telecom Italia SpA (Milan)	63,352	77,873
Terna Rete Elettrica Nazionale SpA	21,216	82,739

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Italy (continued)
UniCredit SpA†	439,310	$1,716,446
Unione di Banche Italiane SCPA	6,926	106,318
		5,628,298
Japan — 15.8%
Advantest Corp.	1,900	52,704
Aeon Co., Ltd.	7,500	71,771
Aioi Insurance Co., Ltd.	8,000	40,818
Aisin Seiki Co., Ltd.	2,100	51,234
Ajinomoto Co., Inc.	7,000	70,105
Asahi Breweries, Ltd.	4,700	85,973
Asahi Glass Co., Ltd.	11,000	88,843
Asahi Kasei Corp.	271,000	1,379,680
Astellas Pharma, Inc.	4,600	189,094
Bank of Kyoto, Ltd.	5,000	45,953
Benesse Corp.	1,000	49,017
Bridgestone Corp.	126,900	2,277,457
Brother Industries, Ltd.	3,200	38,358
Canon, Inc.	10,300	416,521
Capcom Co., Ltd.	23,000	451,980
Casio Computer Co., Ltd.	3,000	24,497
Central Japan Railway Co.	15	107,781
Chubu Electric Power Co., Inc.	6,500	157,857
Chugai Pharmaceutical Co., Ltd.	2,500	51,718
Chuo Mitsui Trust Holdings, Inc.	13,000	48,226
Cosmo Oil Co., Ltd.	10,000	27,850
Credit Saison Co., Ltd.	2,200	25,881
Dai Nippon Printing Co., Ltd.	7,000	96,385
Daiichi Sankyo Co., Ltd.	6,900	142,435
Daikin Industries, Ltd.	2,500	89,957
Daito Trust Construction Co., Ltd.	42,600	1,860,324
Daiwa House Industry Co., Ltd.	6,000	62,831
Daiwa Securities Group, Inc.	18,000	92,842
Denso Corp.	4,800	141,169
Dentsu, Inc.	2,300	53,551
East Japan Railway Co.	20,200	1,453,707
Eisai Co., Ltd.	2,700	101,665
Electric Power Development Co., Ltd.	1,600	50,710
Elpida Memory, Inc.†	1,600	20,979
Fanuc, Ltd.	1,900	170,389
Fast Retailing Co., Ltd.	500	63,276
Fuji Heavy Industries, Ltd.†	9,000	34,991
Fuji Television Network, Inc.	262	429,054
FUJIFILM Holdings Corp.	4,900	146,839
Fujitsu, Ltd.	19,000	124,247
Fukuoka Financial Group, Inc.	10,000	41,553
Furukawa Electric Co., Ltd.	8,000	32,529
GS Yuasa Corp.	4,000	36,540
Hankyu Hanshin Holdings, Inc.	13,000	62,274
Hirose Electric Co., Ltd.	400	45,096
Hisamitsu Pharmaceutical Co., Inc.	1,000	40,550
Hitachi Construction Machinery Co., Ltd.	1,400	30,054
Hitachi, Ltd.†	35,000	107,614
Hokkaido Electric Power Co., Inc.	2,900	60,349
Hokuhoku Financial Group, Inc.	17,000	39,771
Hokuriku Electric Power Co.	2,500	63,638
Honda Motor Co., Ltd.	16,200	499,003

Security Description	Shares	Market Value (Note 2)
Japan (continued)
Hoya Corp.	4,300	$101,554
Ibiden Co., Ltd.	1,400	52,092
Idemitsu Kosan Co., Ltd.	300	24,765
IHI Corp.†	18,000	36,495
INPEX Corp.	9	76,801
Isetan Mitsukoshi Holdings, Ltd.	4,360	50,077
Isuzu Motors, Ltd.†	16,000	33,866
ITOCHU Corp.	16,000	106,055
J Front Retailing Co., Ltd.	7,000	42,188
Japan Prime Reality Investment Corp.	458	1,113,303
Japan Real Estate Investment Corp.	6	49,061
Japan Tobacco, Inc.	1,207	4,141,436
JFE Holdings, Inc.	4,900	168,128
JGC Corp.	3,000	61,360
JS Group Corp.	3,400	59,656
JSR Corp.	2,300	47,145
JTEKT Corp.	2,700	31,462
Jupiter Telecommunications Co.	2,637	2,549,898
Kajima Corp.	12,000	30,747
Kao Corp.	5,600	138,495
Kawasaki Heavy Industries, Ltd.	17,000	43,179
Kawasaki Kisen Kaisha, Ltd.†	9,000	33,387
KDDI Corp.	211	1,189,395
Keihin Electric Express Railway Co., Ltd.	6,000	50,866
Keio Corp.	10,000	68,289
Keyence Corp.	400	85,468
Kikkoman Corp.	3,000	37,364
Kintetsu Corp.	18,000	69,582
Kirin Holdings Company, Ltd.	9,000	137,960
Kobe Steel, Ltd.†	32,000	55,968
Komatsu, Ltd.	9,500	178,009
Konica Minolta Holdings, Inc.	5,500	52,142
Kubota Corp.	11,000	91,539
Kuraray Co., Ltd.	4,500	49,128
Kurita Water Industries, Ltd.	1,300	46,633
Kyocera Corp.	1,600	148,477
Kyushu Electric Power Co., Inc.	4,100	92,948
Lawson, Inc.	1,200	55,746
Makita Corp.	1,400	44,449
Marubeni Corp.	18,000	90,837
Mazda Motor Corp.†	12,000	26,870
Meiji Holdings Co., Ltd.†	1,000	42,667
Mitsubishi Chemical Holdings Corp.	14,000	58,174
Mitsubishi Corp.	13,400	271,090
Mitsubishi Electric Corp.†	20,000	151,507
Mitsubishi Estate Co., Ltd.	89,000	1,399,967
Mitsubishi Heavy Industries, Ltd.	31,000	117,418
Mitsubishi Materials Corp.†	15,000	41,442
Mitsubishi Motors Corp.†	38,000	62,652
Mitsubishi Tanabe Pharma Corp.	3,000	40,004
Mitsubishi UFJ Financial Group, Inc.	91,300	490,242
Mitsubishi UFJ Lease & Finance Co., Ltd.	860	25,963
Mitsui & Co., Ltd.	90,200	1,179,689
Mitsui Chemicals, Inc.	8,000	28,519
Mitsui Engineering & Shipbuilding Co., Ltd.	11,000	28,552
Mitsui Fudosan Co., Ltd.	8,000	135,376

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Japan (continued)
Mitsui O.S.K. Lines, Ltd.	99,000	$586,732
Mitsui Sumitomo Insurance Group Holdings, Inc.	4,400	121,317
Mitsumi Electric Co., Ltd.	1,100	23,749
Mizuho Financial Group, Inc.	124,800	247,473
Murata Manufacturing Co., Ltd.	2,200	104,406
Namco Bandai Holdings, Inc.	3,000	30,714
NEC Corp.†	22,000	69,114
NGK Insulators, Ltd.	3,000	69,515
Nidec Corp.	1,100	89,333
Nikon Corp.	4,000	73,169
Nintendo Co., Ltd.	3,186	816,332
Nippon Building Fund, Inc.	6	53,540
Nippon Commercial Investment Corp.	499	930,014
Nippon Electric Glass Co., Ltd.	4,000	36,495
Nippon Express Co., Ltd.	11,000	44,728
Nippon Meat Packers, Inc.	3,000	38,567
Nippon Mining Holdings, Inc.	10,500	51,702
Nippon Oil Corp.	14,000	78,605
Nippon Paper Group, Inc.	1,100	31,738
Nippon Sheet Glass Co., Ltd.	9,000	30,079
Nippon Steel Corp.	51,000	186,353
Nippon Telegraph and Telephone Corp.	23,700	1,098,335
Nippon Yusen Kabushiki Kaisha	14,000	54,119
Nipponkoa Insurance Co., Ltd.	8,000	50,086
Nissan Motor Co., Ltd.†	24,700	167,024
Nitori Co., Ltd.	500	42,611
Nitto Denko Corp.	1,800	55,144
Nomura Holdings, Inc.	25,500	157,094
NSK, Ltd.	7,000	43,436
NTT Data Corp.	15	48,059
NTT DoCoMo, Inc.	150	239,626
Obayashi Corp.	9,000	39,403
Odakyu Electric Railway Co., Ltd.	8,000	72,188
OJI Paper Co., Ltd.	10,000	45,118
Olympus Corp.	2,400	63,633
Omron Corp.	2,800	52,840
Ono Pharmaceutical Co., Ltd.	1,300	67,632
Oriental Land Co., Ltd.	1,000	70,406
ORIX Corp.	14,010	855,287
Osaka Gas Co., Ltd.	22,000	77,202
Panasonic Corp.	19,300	284,453
Panasonic Electric Works Co., Ltd.	4,000	47,814
Rakuten, Inc.	78	51,962
Resona Holdings, Inc.	5,300	68,195
Ricoh Co., Ltd.	7,000	102,000
Rohm Co., Ltd.	1,100	76,956
Sankyo Co., Ltd.	700	43,826
Sanyo Electric Co., Ltd.†	18,000	42,712
SBI Holdings, Inc.	198	39,174
Secom Co., Ltd.	2,300	115,814
Sega Sammy Holdings, Inc.	2,400	31,228
Sekisui Chemical Co., Ltd.	7,000	40,706
Sekisui House, Ltd.	6,000	54,141
Seven & I Holdings Co., Ltd.	7,800	186,821
Seven Bank, Ltd.	669	1,654,520

Security Description	Shares	Market Value (Note 2)
Japan (continued)
Sharp Corp.	10,000	$111,179
Shikoku Electric Power Co., Inc.	2,200	67,153
Shimamura Co., Ltd.	300	29,444
Shimano, Inc.	900	38,902
Shimizu Corp.	8,000	31,460
Shin-Etsu Chemical Co., Ltd.	4,100	252,125
Shionogi & Co., Ltd.	3,000	71,019
Shiseido Co., Ltd.	4,000	69,738
Showa Denko K.K.	19,000	38,734
SMC Corp.	600	73,793
Softbank Corp.	7,600	167,045
Sojitz Corp.	16,800	32,004
Sompo Japan Insurance, Inc.	10,000	67,287
Sony Corp.	9,900	292,815
Stanley Electric Co., Ltd.	1,800	36,495
Sumco Corp.	1,400	31,816
Sumitomo Chemical Co., Ltd.	17,000	70,829
Sumitomo Corp.	121,500	1,252,019
Sumitomo Electric Industries, Ltd.	8,200	107,244
Sumitomo Heavy Industries, Ltd.†	7,000	34,156
Sumitomo Metal Industries, Ltd.	35,000	86,169
Sumitomo Metal Mining Co., Ltd.	5,000	82,103
Sumitomo Mitsui Financial Group, Inc.	8,900	310,333
Sumitomo Realty & Development Co., Ltd.	4,000	73,213
Suzuken Co., Ltd.	1,000	34,535
Suzuki Motor Corp.	3,700	86,353
T&D Holdings, Inc.	2,591	70,140
Taisei Corp.	15,000	29,744
Taiyo Nippon Sanso Corp.	4,000	47,635
Takashimaya Co., Ltd.	5,000	39,993
Takeda Pharmaceutical Co., Ltd.	7,300	304,150
TDK Corp.	1,300	75,163
Teijin, Ltd.	12,000	37,431
Terumo Corp.	1,800	99,059
The Bank of Yokohama, Ltd.	253,000	1,240,127
The Chiba Bank, Ltd.	9,000	55,746
The Chugoku Electric Power Co.	3,300	72,569
The Japan Steel Works, Ltd.	4,000	45,987
The Joyo Bank, Ltd.	10,000	49,128
The Kansai Electric Power Co., Inc.	7,400	178,889
The Shizuoka Bank, Ltd.	7,000	73,926
The Sumitomo Trust & Banking Co., Ltd.	15,000	79,708
THK Co., Ltd.	1,700	33,294
Tobu Railway Co., Ltd.	10,000	61,048
Tohoku Electric Power Co., Inc.	4,500	100,262
Tokio Marine Holdings, Inc.	7,200	208,545
Tokyo Electric Power Co., Inc.	11,800	309,575
Tokyo Electron, Ltd.	1,800	114,900
Tokyo Gas Co., Ltd.	24,000	99,727
Tokyu Corp.	13,000	62,274
Tokyu Land Corp.	7,000	27,995
TonenGeneral Sekiyu K.K.	5,000	48,850
Toppan Printing Co., Ltd.	7,000	66,284
Toray Industries, Inc.	15,000	90,904
Toshiba Corp.†	39,000	204,634

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Japan (continued)
Toyo Suisan Kaisha, Ltd.	1,000	$27,071
Toyota Industries Corp.	2,200	60,413
Toyota Motor Corp.	26,800	1,065,850
Toyota Tsusho Corp.	2,700	40,726
Trend Micro, Inc.	1,200	44,784
Tsumura & Co.	900	32,485
Ube Industries, Ltd.	14,000	36,807
Uni-Charm Corp.	600	56,949
West Japan Railway Co.	21	79,541
Yahoo! Japan Corp.	5,312	1,804,891
Yakult Honsha Co., Ltd.	1,300	34,685
Yamada Denki Co., Ltd.	960	65,023
Yamaguchi Financial Group, Inc.	3,000	31,115
Yamaha Corp.	2,500	29,577
Yamato Transport Co., Ltd.	4,000	65,727
Yokogawa Electric Corp.	3,300	29,226
		48,417,482
Jersey — 0.5%
Experian PLC	10,844	91,244
Randgold Resources, Ltd.	911	63,711
Regus PLC	735,849	1,178,350
Shire PLC	5,774	100,029
		1,433,334
Kazakhstan — 0.2%
KazMunaiGas Exploration Production GDR	25,450	569,571
Luxembourg — 0.6%
ArcelorMittal	44,291	1,655,977
Millicom International Cellular SA SDR†	808	58,995
SES FDR	3,385	76,778
Tenaris SA	4,814	85,803
		1,877,553
Mauritius — 0.0%
Golden Agri-Resources, Ltd.†	78,000	23,810
Mexico — 1.1%
Cemex SAB de CV ADR†	133,100	1,719,652
Desarrolladora Homex SAB de CV ADR†	22,550	851,939
Empresas ICA SAB de CV†	343,828	810,086
		3,381,677
Netherlands — 2.1%
Aegon NV†	15,403	130,754
Akzo Nobel NV	2,265	140,319
ASML Holding NV	66,928	1,968,574
Corio NV	737	50,829
European Aeronautic Defense and Space Co. NV	4,176	93,773
Fugro NV	770	44,468
Heineken NV	3,087	142,319
ING Groep NV†	124,977	2,231,197
James Hardie Industries NV CDI†	5,408	37,500
Koninklijke Ahold NV	12,205	146,811
Koninklijke DSM NV	1,641	68,559
Koninklijke KPN NV	17,125	284,053

Security Description	Shares	Market Value (Note 2)
Netherlands (continued)
Koninklijke Philips Electronics NV	9,201	$224,046
QIAGEN NV†	2,353	49,927
Randstad Holding NV†	1,104	47,683
Reed Elsevier NV	8,683	97,965
SBM Offshore NV	1,772	37,677
STMicroelectronics NV	7,416	69,877
TNT NV	3,679	98,736
Unilever NV	15,562	448,507
Wolters Kluwer NV	3,454	73,769
		6,487,343
New Zealand — 0.0%
Fletcher Building, Ltd.	11,302	68,155
Norway — 1.5%
DnB NOR ASA†	219,600	2,543,453
Norsk Hydro ASA†	216,000	1,437,482
Orkla ASA	8,400	79,185
Renewable Energy Corp. AS†	3,600	31,599
StatoilHydro ASA	10,500	236,137
Telenor ASA†	8,400	97,291
Yara International ASA	1,950	61,375
		4,486,522
Papua New Guinea — 0.5%
Lihir Gold, Ltd.†	240,583	594,278
Oil Search, Ltd.	186,449	1,060,930
		1,655,208
Portugal — 0.1%
Banco Comercial Portugues SA	43,964	65,042
Banco Espirito Santo SA	6,946	49,297
Energias de Portugal SA	17,203	78,795
Galp Energia SGPS SA	1,781	30,806
Portugal Telecom SGPS SA	7,791	82,486
		306,426
Russia — 0.2%
Severstal GDR	81,700	629,907
Singapore — 2.1%
CapitaLand, Ltd.	184,000	485,912
City Developments, Ltd.	7,000	51,283
DBS Group Holdings, Ltd.	112,225	1,057,997
Fraser and Neave, Ltd.	17,000	47,911
Keppel Corp., Ltd.	15,000	86,253
Olam International, Ltd.	1,061,000	1,883,009
Oversea-Chinese Banking Corp.	29,000	161,609
Raffles Education Corp., Ltd.	5,505,000	1,993,078
Singapore Airlines, Ltd.	8,000	78,259
Singapore Exchange, Ltd.	10,000	59,774
Singapore Press Holdings, Ltd.	26,000	71,246
Singapore Telecommunications, Ltd.	74,000	170,731
United Overseas Bank, Ltd.	13,000	154,857
Wilmar International, Ltd.	13,000	58,325
		6,360,244
South Africa — 0.2%
AngloGold Ashanti, Ltd. ADR	13,700	558,412
South Korea — 0.5%
Samsung Electronics Co., Ltd.	2,127	1,471,254

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Spain — 2.4%
Abertis Infraestructuras SA	3,187	$72,334
Acciona SA	316	43,005
Acerinox SA	2,088	44,885
ACS Actividades de Construccion y Servicios SA	1,679	87,566
Banco Bilbao Vizcaya Argentaria SA	34,859	618,762
Banco de Sabadell SA	10,837	80,164
Banco Popular Espanol SA	8,179	81,986
Banco Santander SA (Barcelona)	133,838	2,154,369
Banco Santander SA ADR	37,300	602,395
Bankinter SA	3,233	40,805
Criteria Caixacorp SA	9,833	50,506
Enagas	2,561	53,516
Gamesa Corp. Tecnologica SA	2,094	46,914
Gas Natural SDG SA	2,536	56,037
Grifols SA	49,373	940,333
Iberdrola Renovables SA	11,506	56,573
Iberdrola SA (Madrid)	27,294	267,802
Iberdrola SA (Euro OTC)†	8,824	86,514
Indra Sistemas SA	3,080	76,801
Industria de Diseno Textil SA	10,580	607,058
Red Electrica Corp. SA	1,435	73,434
Repsol YPF SA	7,638	207,781
Telefonica SA	41,712	1,150,894
Zardoya Otis SA	1,705	37,001
		7,537,435
Sweden — 1.3%
Alfa Laval AB	3,863	45,327
Assa Abloy AB, Class B	3,615	58,752
Atlas Copco AB, Class A	9,490	122,243
Electrolux AB, Class B†	2,673	61,157
Getinge AB, Class B	2,517	42,243
Hennes & Mauritz AB, Class B	11,988	673,227
Husqvarna AB, Class B†	5,006	34,755
Investor AB, Class B	4,641	84,713
Lundin Petroleum AB†	2,900	23,503
Nordea Bank AB	30,654	308,679
Sandvik AB	9,769	107,901
Scania AB, Class B	3,220	39,954
Securitas AB, Class B	4,345	41,946
Skandinaviska Enskilda Banken AB, Class A†	15,240	102,746
Skanska AB, Class B	4,439	65,139
SKF AB, Class B	4,031	63,315
SSAB Svenskt Stal AB, Class A	2,911	45,097
Svenska Cellulosa AB, Class B	5,368	72,766
Svenska Handelsbanken AB, Class A	4,813	122,891
Swedbank AB, Class A†	85,137	812,125
Swedish Match AB	3,427	68,822
Tele2 AB, Class B	3,606	47,847
Telefonaktiebolaget LM Ericsson, Class B	74,288	745,933
TeliaSonera AB	21,625	142,071
Volvo AB Class B	14,307	132,371
		4,065,523

Security Description	Shares	Market Value (Note 2)
Switzerland — 7.0%
ABB, Ltd.†	21,406	$429,649
Actelion, Ltd.†	1,096	68,057
Adecco SA	1,356	72,098
Alcon, Inc.	3,240	449,291
Aryzta AG†	995	40,326
Baloise Holding AG	609	58,179
Compagnie Financiere Richemont SA	5,443	153,789
Credit Suisse Group AG	33,134	1,838,469
Credit Suisse Group AG ADR	5,300	294,945
Geberit AG	450	69,131
Givaudan SA	94	70,480
Holcim, Ltd.†	2,420	166,035
Julius Baer Holding AG	2,117	105,717
Kuehne & Nagel International AG	614	53,354
Lindt & Spruengli AG	2	55,505
Logitech International SA†	1,940	35,363
Lonza Group AG	4,809	524,382
Nestle SA	73,742	3,142,378
Nobel Biocare Holding AG	1,403	46,437
Novartis AG	48,581	2,430,691
Roche Holding AG	25,819	4,173,196
Schindler Holding AG	770	52,792
SGS SA	56	75,384
Sonova Holding AG	502	50,621
Swiss Life Holding AG†	342	40,460
Swiss Reinsurance	11,353	512,490
Swisscom AG	302	108,044
Syngenta AG	977	224,475
Temenos Group AG†	47,255	1,108,073
The Swatch Group AG, Class B	409	96,340
Transocean, Ltd.†	19,916	1,703,415
UBS AG†	107,089	1,960,319
Zurich Financial Services AG	5,503	1,308,974
		21,518,859
Thailand — 0.3%
Bangkok Bank Public Co., Ltd.	253,800	934,373
United Kingdom — 21.4%
3i Group PLC	10,288	47,451
Admiral Group PLC	143,925	2,661,261
Aggreko PLC	280,855	3,150,918
AMEC PLC	71,067	857,497
Anglo American PLC†	48,660	1,549,877
Antofagasta PLC	3,843	46,646
AstraZeneca PLC	14,164	634,719
Autonomy Corp. PLC†	74,963	1,951,578
Aveva Group PLC	47,705	700,263
Aviva PLC	163,245	1,169,049
BAE Systems PLC	295,805	1,650,812
Barclays PLC†	281,011	1,661,663
Barclays PLC ADR†	35,400	836,856
BG Group PLC	32,845	570,580
BHP Billiton PLC	21,452	585,563
BP PLC	182,700	1,614,662
British American Tobacco PLC	147,993	4,642,793
British Land Co. PLC	9,054	68,760

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
United Kingdom (continued)
British Sky Broadcasting Group PLC	11,452	$104,596
BT Group PLC	77,135	160,255
Burberry Group PLC	4,973	40,016
Cable & Wireless PLC	27,467	62,991
Cadbury PLC	13,724	176,122
Cairn Energy PLC†	1,441	64,183
Carnival PLC	1,809	61,637
Centrica PLC	50,505	203,078
Cobham PLC	14,425	50,464
Compass Group PLC	19,348	118,211
Diageo PLC	24,477	375,532
Drax Group PLC	4,350	32,779
DSG International PLC†	1,655,918	707,914
easyJet PLC†	102,519	621,285
Eurasian Natural Resources Corp.	2,513	35,202
FirstGroup PLC	5,318	35,160
Friends Provident Group PLC	28,916	38,449
G4S PLC	15,971	56,306
GlaxoSmithKline PLC	50,409	990,500
Hammerson PLC	7,543	47,532
Home Retail Group PLC	188,673	819,855
Homeserve PLC	35,782	910,386
HSBC Holdings PLC	291,156	3,331,629
HSBC Holdings PLC ADR	20,100	1,152,735
ICAP PLC	5,966	40,303
IG Group Holdings PLC	266,374	1,418,452
Imperial Tobacco Group PLC	141,349	4,084,219
Intercontinental Hotels Group PLC	3,323	43,149
International Power PLC	15,306	70,693
Invensys PLC	8,252	38,390
Investec PLC	4,797	35,112
J Sainsbury PLC	13,210	68,613
Johnson Matthey PLC	2,251	49,932
Kazakhmys PLC†	2,125	36,474
Kingfisher PLC	24,480	83,292
Land Securities Group PLC	7,816	78,070
Legal & General Group PLC	59,476	83,455
Liberty International PLC	5,122	39,292
Lloyds Banking Group PLC†	159,358	264,101
London Stock Exchange Group PLC	1,764	24,132
Lonmin PLC†	1,571	42,029
Man Group PLC, Class B	542,771	2,872,929
Marks & Spencer Group PLC	16,351	94,622
National Grid PLC	23,695	228,724
Next PLC	2,205	63,149
Old Mutual PLC	51,086	81,643
Pearson PLC	8,830	108,801
Petrofac, Ltd.	134,091	2,116,190
Prudential PLC	128,052	1,230,949
Reckitt Benckiser Group PLC	15,358	750,568
Reed Elsevier PLC	112,716	843,583
Rexam PLC	10,463	43,643
Rio Tinto PLC	13,450	573,598
Rolls-Royce Group PLC†	18,181	136,796
Royal Bank of Scotland Group PLC†	165,053	139,671

Security Description	Shares	Market Value (Note 2)
United Kingdom (continued)
Royal Dutch Shell PLC, Class A	18,518	$527,819
Royal Dutch Shell PLC, Class A (London)	15,879	454,274
Royal Dutch Shell PLC, Class B	26,458	734,048
RSA Insurance Group PLC	36,996	79,110
RT Group PLC†(1)(2)(3)	207	3
SABMiller PLC	9,083	219,047
Scottish and Southern Energy PLC	9,030	169,279
Segro PLC	7,616	44,730
Serco Group PLC	6,810	54,961
Severn Trent PLC	3,082	47,802
Smith & Nephew PLC	9,423	84,408
Smiths Group PLC	4,616	65,545
Standard Chartered PLC	19,511	480,819
Standard Life PLC	23,101	80,852
Tesco PLC	327,985	2,094,582
The Capita Group PLC	245,062	2,829,643
The Sage Group PLC	16,962	63,270
Tomkins PLC	10,654	32,112
Tullow Oil PLC	125,125	2,255,647
Unilever PLC	12,460	354,053
United Utilities Group PLC	8,539	62,310
Vedanta Resources PLC	1,348	40,975
Vodafone Group PLC	1,207,470	2,705,467
Whitbread PLC	2,678	52,043
William Morrison Supermarkets PLC	22,264	98,667
Wolseley PLC†	2,848	68,592
WPP PLC	12,830	110,108
Xchanging PLC	383,081	1,350,560
Xstrata PLC†	18,668	275,221
		65,818,286
United States — 2.1%
Celgene Corp.†	23,880	1,334,892
Monsanto Co.	32,165	2,489,571
Sohu.com, Inc.†	13,453	925,297
Synthes, Inc.	9,387	1,131,368
The Goldman Sachs Group, Inc.	2,575	474,701
		6,355,829
Total Common Stock (cost $281,093,591)		297,514,003
PREFERRED STOCK — 1.2%
Brazil — 0.8%
Companhia de Transmissao de Energia Paulista	20,811	584,414
Petroleo Brasileiro SA ADR	47,527	1,868,286
		2,452,700
Germany — 0.4%
Fresenius SE	20,034	1,172,376
Henkel AG & Co KGaA	2,922	125,797
Volkswagen AG	1,027	119,613
		1,417,786
Total Preferred Stock (cost $3,246,921)		3,870,486

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Shares/ Principal Amount	Market Value (Note 2)
EXCHANGE TRADED FUND — 0.3%
United States — 0.3%
iShares MSCI EAFE Index Fund (cost $879,713)	16,700	$913,490
RIGHTS — 0.1%
Belgium — 0.0%
Fortis Expires 07/04/04†	24,790	0
France — 0.0%
BNP Paribas Expires 10/13/09†	16,230	35,150
Japan — 0.0%
Dowa Mining Co., Ltd. Expires 01/29/10†	3,000	907
Singapore — 0.0%
Genting Singapore PLC Expires 10/12/09†	8,400	1,879
Sweden — 0.1%
Swedbank AB Expires 10/06/09†	81,400	160,550
Total Rights (cost $142,234)		198,486
WARRANTS — 0.0%
Italy — 0.0%
Mediobanca Spa Expires 03/18/11 (strike price €9.00)	5,663	2,817
Unione di Banche Italiane SCPA Expires 06/30/11 (strike price €12.30)	7,261	865
Total Warrants (cost $0)		3,682
Total Long-Term Investment Securities (cost $285,362,459)		302,500,147
SHORT-TERM INVESTMENT SECURITIES — 0.1%
Time Deposits — 0.1%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 10/01/09 (cost $232,000)	$232,000	232,000
REPURCHASE AGREEMENTS — 1.3%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 09/30/09, to be repurchased 10/01/09 in the amount of $1,837,001 and collateralized by $1,880,000 of United States Treasury Bills, bearing interest at 0.19%, due 03/25/10 and having an approximate value of $1,878,308	1,837,000	1,837,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 09/30/09, to be repurchased 10/01/09 in the amount of $1,948,001 and collateralized by $1,990,000 of United States Treasury Bills, bearing interest at 0.17%, due 03/18/10 and having an approximate value of $1,988,408	1,948,000	1,948,000

Security Description	Principal Amount	Market Value (Note 2)
REPURCHASE AGREEMENTS (continued)
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 09/30/09, to be repurchased 10/01/09 in the amount of $232,000 and collateralized by $240,000 of Federal Home Loan Mtg. Notes, bearing interest at 0.66%, due 04/01/11 and having an approximate value of $240,300	$232,000	$232,000
Total Repurchase Agreements (cost $4,017,000)		4,017,000
TOTAL INVESTMENTS (cost $289,611,459)(4)	99.8%	306,749,147
Other assets less liabilities	0.2	472,014
NET ASSETS	100.0%	$307,221,161

†  Non-income producing security

(1)  Fair valued security. Securities are classified as Level 3 disclosures based on the securities valuation inputs; see Note 2.

(2)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2009, the International Equity Portfolio held the following restricted securities:

Name Acquisition	Principal Amount/ Date	Acquisition Shares	Market Cost	Market Value Per Value	% of Net Share	Assets
RT Group PLC Common Stock	02/08/1999	207	$5,103	$3	$0	0.00%

(3)  Illiquid security. At September 30, 2009, the aggregate value of these securities was $3 representing 0.0% of net assets.

(4)  See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

CDI — CHESS Depository Interest

FDR — Fiduciary Depository Receipt

GDR — Global Depository Receipt

SDR — Swedish Depository Receipt

VVPR — Reduced tax rate shares

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Market Value at Trade Date	Market Value as of September 30, 2009	Unrealized Appreciation (Depreciation)
1	Long	MSCI Singapore Index	October 2009	$45,851	$45,534	$(317)
1	Long	CAC40 10 EURO Index	October 2009	54,708	55,501	793
1	Long	Amsterdam Exchanges Index	October 2009	89,928	91,239	1,311
4	Long	OMXS30 Index	October 2009	52,430	51,195	(1,235)
61	Long	MSCI PAN Euro Index	December 2009	1,445,339	1,442,669	(2,670)
2	Long	SPI 200	December 2009	202,729	209,473	6,744
1	Long	FTSE 100 Index	December 2009	79,931	81,423	1,492
6	Long	TOPIX Index	December 2009	629,720	609,817	(19,903)
1	Long	NIKKEI 225 Index	December 2009	52,455	50,325	(2,130)
						$(15,915)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2009 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock
France	$21,998,250	$—	$—	$21,998,250
Germany	18,334,635	—	—	18,334,635
Japan	48,417,482	—	—	48,417,482
Switzerland	21,518,859	—	—	21,518,859
United Kingdom	65,818,283	—	3	65,818,286
Other Countries*	121,426,491	—	—	121,426,491
Preferred Stock	3,870,486	—	—	3,870,486
Exchange Traded Fund	913,490	—	—	913,490
Rights	197,576	910	—	198,486
Warrants	3,682	—	—	3,682
Short-Term Investment Securities:
Time Deposit	—	232,000	—	232,000
Repurchase Agreements	—	4,017,000	—	4,017,000
Other Financial Instruments+
Open Futures Contracts - Appreciation	10,340	—	—	10,340
Open Futures Contracts - Depreciation	(26,255)	—	—	(26,255)
Total	$302,483,319	$4,249,910	$3	$306,733,232

*  Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets.

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of 3/31/2009	$21,928
Accrued discounts/premiums	—
Realized gain(loss)	2,916
Change in unrealized appreciation(depreciation)	17,596
Net purchases(sales)	(6,373)
Transfers in and/or out of Level 3	(36,064)
Balance as of 9/30/2009	$3

See Notes to Financial Statements

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO PROFILE — September 30, 2009 (unaudited)

Industry Allocation*
United States Treasury Notes	24.6%
Government National Mtg. Assoc.	11.0
United States Treasury Bonds	6.7
Federal Home Loan Mtg. Corp.	6.0
Federal National Mtg. Assoc.	5.6
Diversified Financial Services	5.1
Diversified Banking Institutions	4.4
Repurchase Agreements	4.4
U.S. Government Agencies	2.9
Electric-Integrated	2.7
Telephone-Integrated	1.6
Banks-Commercial	1.4
Pipelines	1.2
Cable/Satellite TV	1.1
Banks-Super Regional	1.1
Federal Home Loan Bank	1.1
Oil Companies-Exploration & Production	1.0
Sovereign	1.0
Multimedia	0.9
Finance-Investment Banker/Broker	0.9
Insurance-Multi-line	0.8
Real Estate Investment Trusts	0.8
Insurance-Life/Health	0.8
Cellular Telecom	0.6
Medical-Drugs	0.5
Oil Companies-Integrated	0.4
Brewery	0.4
Telecom Services	0.4
Food-Misc.	0.4
Tobacco	0.3
Special Purpose Entities	0.3
Insurance-Property/Casualty	0.3
Index Fund-Debt	0.3
Finance-Credit Card	0.3
Medical-HMO	0.3
Diversified Manufacturing Operations	0.3
Beverages-Non-alcoholic	0.3
Gas-Distribution	0.3
Municipal Bonds	0.3
Oil-Field Services	0.2
Agricultural Chemicals	0.2
Office Automation & Equipment	0.2
Insurance-Mutual	0.2
Pharmacy Services	0.2
Steel-Producers	0.2
Finance-Other Services	0.2
Medical Labs & Testing Services	0.2
Diversified Minerals	0.2
Metal-Diversified	0.2
Transport-Rail	0.2
Banks-Fiduciary	0.2
Electric-Generation	0.2
Chemicals-Diversified	0.2
Retail-Drug Store	0.2
Property Trust	0.1
Medical-Biomedical/Gene	0.1
Investment Management/Advisor Services	0.1
Finance-Commercial	0.1
Auto-Cars/Light Trucks	0.1
Medical Products	0.1

Agricultural Operations	0.1%
Medical-Hospitals	0.1
Airlines	0.1
Television	0.1
Banks-Money Center	0.1
Computers	0.1
Oil & Gas Drilling	0.1
Finance-Consumer Loans	0.1
Non-Hazardous Waste Disposal	0.1
Chemicals-Specialty	0.1
Oil Refining & Marketing	0.1
Rental Auto/Equipment	0.1
Consumer Products-Misc.	0.1
Aerospace/Defense	0.1
Containers-Paper/Plastic	0.1
Aerospace/Defense-Equipment	0.1
Paper & Related Products	0.1
Electronics-Military	0.1
Diversified Operations	0.1
Transport-Services	0.1
Finance-Mortgage Loan/Banker	0.1
Transport-Air Freight	0.1
Machine Tools & Related Products	0.1
Real Estate Operations & Development	0.1
Satellite Telecom	0.1
Finance-Auto Loans	0.1
Computer Services	0.1
Metal Processors & Fabrication	0.1
99.2%
Credit Quality†#
Government — Treasury	34.2%
Government — Agency	25.4
AAA	4.1
AA	2.9
A	13.4
BBB	15.6
BB	1.1
B	0.7
CCC	0.3
CC	0.1
C & Below	0.1
Not Rated@	2.1
100.0%

*  Calculated as a percentage of net assets

†  Source: Standard and Poor's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

@  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited)

Security Description	Principal Amount	Market Value (Note 2)
ASSET BACKED SECURITIES — 4.4%
Diversified Financial Services — 4.4%
Banc of America Commercial Mtg., Inc. Series 2005-2, Class A5 4.86% due 07/10/43(1)	$315,000	$309,486
Banc of America Commercial Mtg., Inc., Series 2005-6, Class A4 5.18% due 09/10/47(1)(2)	430,000	418,343
Banc of America Commercial Mtg., Inc., Series 2006-6, Class AM 5.39% due 10/10/45(1)	286,000	214,591
Banc of America Commercial Mtg., Inc. Series 2006-2, Class A4 5.74% due 05/10/45(1)(2)	375,000	360,503
Banc of America Commercial Mtg., Inc., Series 2002-PB2, Class A4 6.19% due 06/11/35(1)	290,000	305,119
Bear Stearns Commercial Mtg. Securities, Inc. Series 2005-T18, Class A4 4.93% due 02/13/42(1)	460,000	447,864
Bear Stearns Commercial Mtg. Securities, Inc., Series 2005-T20, Class A4A 5.15% due 10/12/42(1)(2)	550,000	543,290
Bear Stearns Commercial Mtg. Securities, Inc. Series 2006-PW11, Class A4 5.46% due 03/11/39(1)(2)	245,000	236,509
Bear Stearns Commercial Mtg. Securities, Inc., Series 2001-TOP4, Class A3 5.61% due 11/15/33(1)	200,000	209,200
Bear Stearns Commercial Mtg. Securities Series 2006-PW12, Class A4 5.72% due 09/11/38(1)(2)	550,000	533,960
Bear Stearns Commercial Mtg. Securities, Inc., Series 1998-C1, Class A2 6.44% due 06/16/30(1)	3,684	3,681
Bear Stearns Commercial Mtg. Securities, Inc., Series 2001-TOP2, Class A2 6.48% due 02/15/35(1)	350,000	362,987
Chase Mtg. Finance Corp., Series 2007-A2, Class 1A1 4.05% due 07/25/37(2)(3)	295,885	250,388
Citigroup Commercial Mtg. Trust, Series 2008-C7, Class AM 6.10% due 12/10/49(1)(2)	140,000	97,042
Citigroup/Deutsche Bank Commercial Mtg. Trust, Series 2005-CD1, Class A4 5.23% due 07/15/44(1)(2)	225,000	221,877

Security Description	Principal Amount	Market Value (Note 2)
Diversified Financial Services (continued)
Commercial Mtg. Asset Trust, Series 1999-C1, Class A3 6.64% due 01/17/32(1)	$52,754	$52,984
Commercial Mtg. Asset Trust, Series 1999-C1, Class D 7.35% due 01/17/32(1)	777,000	831,887
Commercial Mtg. Pass Through Certs., Series 2006-C7, Class A4 5.77% due 06/10/46(1)(2)	175,000	167,408
CS First Boston Mortgage Securities Corp., Series 2000-C1, Class A2 7.55% due 04/15/62(1)	206,417	210,320
GE Capital Commercial Mtg. Corp. Series 2004-C2, Class A4 4.89% due 03/10/40(1)	130,000	127,342
GMAC Commercial Mtg. Securities, Inc. Series 2003-C2, Class A2 5.49% due 05/10/40(1)(2)	110,000	114,740
Greenwich Capital Commerical Funding Corp., Series 2005-GG3, Class A4 4.80% due 08/10/42(1)	600,000	575,803
Greenwich Capital Commercial Funding Corp., Series 2003-C2, Class A4 4.92% due 01/05/36(1)	32,000	32,249
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A5 5.22% due 04/10/37(1)	575,000	540,913
Greenwich Capital Commercial Funding Corp. Series 2004-GG1, Class A7 5.32% due 06/10/36(1)	100,000	101,187
GS Mtg. Securities Corp. II, Series 2006-GG6, Class A4 5.55% due 04/10/38(1)	445,000	401,890
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP9, Class AM 5.37% due 05/15/47(1)	820,000	609,625
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2007-CB18, Class A4 5.44% due 06/12/47(1)	5,000	4,296
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2006-CB14, Class A4 5.48% due 12/12/44(1)	575,000	539,978
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP7, Class A4 5.87% due 04/15/45(1)(2)	190,000	176,693
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2008-C2, Class AM 6.58% due 02/12/51(1)(2)	633,000	319,739

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
LB Commercial Conduit Mtg. Trust, Series 1998-C1, Class E 7.00% due 02/18/30(1)	$410,000	$451,525
LB-UBS Commercial Mtg. Trust, Series 2005-C5, Class A2 4.89% due 09/15/30(1)	475,000	476,158
LB-UBS Commercial Mtg. Trust Series 2006-C6, Class A4 5.37% due 09/15/39(1)	230,000	209,455
LB-UBS Commercial Mtg. Trust, Series 2006-C4, Class A4 5.88% due 06/15/38(1)(2)	310,000	293,523
LB-UBS Commercial Mtg. Trust, Series 2001-C7, Class A5 6.13% due 12/15/30(1)	200,000	210,511
Merrill Lynch Mtg. Trust, Series 2005-CIP1, Class A4 5.05% due 07/12/38(1)	575,000	548,774
Morgan Stanley Capital I, Series 2005-T17, Class A5 4.78% due 12/13/41(1)	493,000	481,402
Morgan Stanley Capital I Series 2005-T19, Class A4A 4.89% due 06/12/47(1)	285,000	280,306
Morgan Stanley Capital I, Series 2006-T21, Class A2 5.09% due 10/12/52(1)	495,000	496,683
Morgan Stanley Capital I, Series 2005-HQ5, Class A4 5.17% due 01/14/42(1)	110,000	110,434
Morgan Stanley Dean Witter Capital I Series 2002-TOP7, Class A2 5.98% due 01/15/39(1)	265,000	278,154
Morgan Stanley Dean Witter Capital I, Series 2001-TOP3, Class A4 6.39% due 07/15/33(1)	464,610	484,285
Morgan Stanley Dean Witter Capital I, Series 2001-TOP5, Class A4 6.39% due 10/15/35(1)	348,649	371,645
Morgan Stanley Dean Witter Capital I, Series 2002-HQ, Class A3 6.51% due 04/15/34(1)	185,663	196,250
Swift Master Auto Receivables Trust, Series 2007-2, Class A 0.89% due 10/15/12(4)	625,598	615,800
Wachovia Bank Commercial Mtg. Trust Series 2005-C18, Class A4 4.94% due 04/15/42(1)	135,000	132,190
Wachovia Bank Commercial Mtg. Trust Series 2006-C29, Class A4 5.31% due 11/15/48(1)	500,000	450,214
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR12, Class 2A1 6.10% due 09/25/36(2)(3)	143,771	113,505
Total Asset Backed Securities (cost $15,808,163)		15,522,708

Security Description	Principal Amount	Market Value (Note 2)
U.S. CORPORATE BONDS & NOTES — 25.5%
Aerospace/Defense — 0.1%
BAE Systems Holdings, Inc. Company Guar. Notes 4.95% due 06/01/14*	$110,000	$114,062
BAE Systems Holdings, Inc. Company Guar. Notes 6.38% due 06/01/19*	70,000	77,239
Meccanica Holdings USA Company Guar. Notes 7.38% due 07/15/39*	80,000	94,302
		285,603
Aerospace/Defense-Equipment — 0.1%
Goodrich Corp. Notes 6.29% due 07/01/16	250,000	271,725
Agricultural Chemicals — 0.2%
Agrium, Inc. Debentures 7.80% due 02/01/27	185,000	204,658
Potash Corp. of Saskatchewan, Inc. Senior Notes 5.25% due 05/15/14	60,000	64,911
Terra Capital, Inc. Company Guar. Notes 7.00% due 02/01/17	75,000	78,188
Yara International ASA Notes 5.25% due 12/15/14*	155,000	159,814
		507,571
Agricultural Operations — 0.1%
Bunge, Ltd. Finance Corp. Company Guar. Notes 5.35% due 04/15/14	77,000	79,856
Cargill, Inc. Senior Bonds 5.60% due 09/15/12*	75,000	80,479
Cargill, Inc. Notes 6.38% due 06/01/12*	255,000	277,561
		437,896
Airlines — 0.1%
American Airlines, Inc. Pass Through Certs. Series 2003-1 3.86% due 07/09/10	126,490	122,063
American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 11/23/12	65,000	59,800
American Airlines, Inc. Pass Through Certs. Series 2001-2, Class A-2 7.86% due 04/01/13	6,000	5,993
Continental Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.50% due 06/15/11	35,000	33,425

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Airlines (continued)
Delta Air Lines, Inc. Pass Through Certs. Series 2001-1, Class A2 7.11% due 03/18/13	$40,000	$39,000
Southwest Airlines Co. Pass Through Certs. Series 2007-1 6.15% due 08/01/22	130,882	130,389
United AirLines, Inc. Pass Through Certs. Series 2001-1 Class B 6.93% due 09/01/11	31,257	31,100
		421,770
Auction Houses/Art Dealers — 0.0%
KAR Holdings, Inc. Company Guar. Notes 4.48% due 05/01/14(4)	44,000	39,600
KAR Holdings, Inc. Company Guar. Notes 8.75% due 05/01/14	16,000	15,840
		55,440
Auto-Cars/Light Trucks — 0.1%
Daimler Finance North America LLC Company Guar. Notes 6.50% due 11/15/13	200,000	215,470
Daimler Finance North America LLC Company Guar. Bonds 8.50% due 01/18/31	200,000	236,654
		452,124
Banks-Commercial — 0.8%
BB&T Corp. Sub. Notes 0.71% due 05/23/17(4)	112,000	95,127
BB&T Corp. Senior Notes 3.38% due 09/25/13	80,000	80,320
BB&T Corp. Sub. Notes 5.25% due 11/01/19	160,000	159,209
CoBank ACB Sub. Notes 7.88% due 04/16/18*	102,000	99,310
Credit Suisse New York Sub. Notes 6.00% due 02/15/18	787,000	823,955
HSBC Bank USA NA Sub. Notes 4.63% due 04/01/14	100,000	103,207
KeyBank NA Sub. Notes 5.45% due 03/03/16	78,000	69,034
KeyBank NA Sub. Notes 7.41% due 10/15/27	30,000	30,056

Security Description	Principal Amount	Market Value (Note 2)
Banks-Commercial (continued)
Sovereign Bank Sub. Notes 8.75% due 05/30/18	$295,000	$340,072
Union Bank of California NA Sub. Notes 5.95% due 05/11/16	74,000	73,582
Wachovia Bank NA Sub. Notes 5.00% due 08/15/15	364,000	350,925
Wachovia Bank NA Sub. Notes 5.60% due 03/15/16	17,000	17,195
Wachovia Bank NA Sub. Notes 6.60% due 01/15/38	535,000	587,262
		2,829,254
Banks-Fiduciary — 0.2%
State Street Capital Trust IV Company Guar. Notes 1.30% due 06/15/37(4)	450,000	290,214
The Bank of New York Mellon Corp. Senior Notes 4.30% due 05/15/14	25,000	26,474
The Bank of New York Mellon Corp. Senior Notes 4.50% due 04/01/13	270,000	287,445
		604,133
Banks-Super Regional — 1.1%
Bank One Corp. Sub. Notes 5.90% due 11/15/11	160,000	171,072
Capital One Financial Corp. Senior Notes 6.75% due 09/15/17	490,000	520,029
Capital One Financial Corp. Senior Notes 7.38% due 05/23/14	80,000	89,281
KeyCorp Senior Notes 6.50% due 05/14/13	75,000	76,775
National City Corp. Senior Notes 4.90% due 01/15/15	146,000	147,762
National City Corp. Sub. Notes 6.88% due 05/15/19	170,000	184,566
PNC Funding Corp. Bank Guar. Notes 4.25% due 09/21/15	80,000	80,314
PNC Funding Corp. Senior Notes 5.50% due 09/28/12	355,000	374,978
PNC Funding Corp. Company Guar. Notes 6.70% due 06/10/19	100,000	110,670

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Super Regional (continued)
US Bancorp Senior Notes 4.20% due 05/15/14	$300,000	$313,498
USB Capital IX Company Guar. Notes 6.19% due 04/15/11(4)(11)	234,000	179,595
Wachovia Corp. Senior Notes 0.57% due 06/15/17(4)	64,000	55,087
Wachovia Corp. Senior Notes 5.50% due 05/01/13	175,000	187,245
Wachovia Corp. Sub. Notes 5.63% due 10/15/16	430,000	448,935
Wachovia Corp. Notes 5.75% due 02/01/18	100,000	105,836
Wells Fargo & Co. Senior Notes 4.38% due 01/31/13	450,000	464,683
Wells Fargo & Co. Senior Notes 5.63% due 12/11/17	100,000	105,039
Wells Fargo Bank NA Sub. Notes 5.75% due 05/16/16	92,000	94,593
		3,709,958
Beverages-Non-alcoholic — 0.3%
Bottling Group LLC Company Guar. Notes 6.95% due 03/15/14	133,000	155,005
Coca-Cola Enterprises, Inc. Debentures 6.70% due 10/15/36	200,000	250,445
Dr. Pepper Snapple Group, Inc. Company Guar. Notes 6.82% due 05/01/18	200,000	227,357
PepsiAmericas, Inc. Notes 4.88% due 01/15/15	250,000	269,344
		902,151
Brewery — 0.2%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.38% due 11/15/14*	50,000	53,350
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 7.20% due 01/15/14*	270,000	303,978
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 7.75% due 01/15/19*	247,000	292,265
		649,593
Broadcast Services/Program — 0.0%
Nexstar Broadcasting, Inc. Company Guar. Notes 7.00% due 01/15/14*(5)	58,559	26,352

Security Description	Principal Amount	Market Value (Note 2)
Broadcast Services/Program (continued)
Nexstar Broadcasting, Inc. Company Guar. Notes 7.00% due 01/15/14	$20,000	$10,000
Turner Broadcasting Senior Notes 8.38% due 07/01/13	75,000	85,583
		121,935
Building Products-Cement — 0.0%
Texas Industries, Inc. Company Guar. Notes 7.25% due 07/15/13	25,000	24,000
Cable/Satellite TV — 1.1%
CCH II LLC/CCH II Capital Corp. Senior Notes 10.25% due 09/15/10†(6)(7)	10,000	11,250
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 10.25% due 10/01/13†*(6)(7)	152,000	159,980
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 8.75% due 11/15/13† (6)(7)	10,000	10,150
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Notes 8.38% due 04/30/14*(7)(14)	124,000	126,480
Comcast Cable Communications Holdings, Inc. Company Guar. Notes 8.38% due 03/15/13	640,000	743,329
Comcast Corp. Company Guar. Notes 5.85% due 11/15/15	79,000	86,537
Comcast Corp. Company Guar. Notes 5.90% due 03/15/16	405,000	435,254
Comcast Corp. Bonds 6.40% due 05/15/38	40,000	42,178
Comcast Corp. Company Guar. Notes 7.05% due 03/15/33	215,000	243,824
COX Communications, Inc. Notes 5.88% due 12/01/16*	30,000	31,534
COX Communications, Inc. Notes 6.75% due 03/15/11	50,000	52,951
COX Communications, Inc. Senior Notes 6.95% due 06/01/38*	46,000	49,616
COX Communications, Inc. Notes 7.13% due 10/01/12	275,000	306,768

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
COX Communications, Inc. Senior Notes 9.38% due 01/15/19*	$161,000	$203,419
CSC Holdings, Inc. Senior Notes 8.50% due 06/15/15*	50,000	52,500
DirecTV Holdings LLC/DirecTV Financing Co., Inc. Company Guar. Notes 4.75% due 10/01/14*	350,000	350,000
Time Warner Cable, Inc. Company Guar. Notes 5.40% due 07/02/12	425,000	454,121
Time Warner Cable, Inc. Company Guar. Notes 5.85% due 05/01/17	74,000	78,022
Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/37	165,000	175,322
Time Warner Cable, Inc. Company Guar. Bonds 7.30% due 07/01/38	100,000	115,421
		3,728,656
Casino Hotels — 0.0%
MGM Mirage, Inc. Senior Sec. Notes 11.13% due 11/15/17*	35,000	38,587
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	49,000	46,795
		85,382
Cellular Telecom — 0.4%
Cingular Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	278,000	301,695
Cricket Communications, Inc. Company Guar. Notes 9.38% due 11/01/14	10,000	10,150
Cricket Communications, Inc. Company Guar. Notes 10.00% due 07/15/15	60,000	61,650
New Cingular Wireless Services, Inc. Senior Notes 8.75% due 03/01/31	200,000	264,932
Nextel Communications, Inc. Company Guar. Notes 5.95% due 03/15/14	62,000	54,870
Verizon Wireless Capital LLC Senior Notes 5.55% due 02/01/14*	205,000	221,540
Verizon Wireless Capital LLC Senior Notes 8.50% due 11/15/18*	240,000	299,672
		1,214,509
Chemicals-Diversified — 0.2%
E.I. du Pont de Nemours & Co. Senior Notes 4.75% due 03/15/15	70,000	75,029

Security Description	Principal Amount	Market Value (Note 2)
Chemicals-Diversified (continued)
E.I. Du Pont de Nemours & Co. Senior Notes 5.00% due 01/15/13	$20,000	$21,660
Olin Corp. Senior Notes 8.88% due 08/15/19	24,000	25,080
The Dow Chemical Co. Senior Notes 5.90% due 02/15/15	290,000	297,651
The Dow Chemical Co. Senior Notes 8.55% due 05/15/19	103,000	115,787
		535,207
Chemicals-Specialty — 0.0%
Cytec Industries, Inc. Notes 4.60% due 07/01/13	86,000	81,432
Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	15,000	13,987
Momentive Performance Materials, Inc. Company Guar. Notes 9.75% due 12/01/14	22,000	17,050
Momentive Performance Materials, Inc. Company Guar. Notes 12.50% due 06/15/14*	28,000	29,190
Tronox Worldwide LLC Company Guar. Notes 9.50% due 12/01/12†(6)(7)	9,000	3,465
		145,124
Computer Services — 0.1%
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	45,000	41,962
Electronic Data Systems Corp. Notes 7.45% due 10/15/29	110,000	139,446
		181,408
Computers — 0.1%
International Business Machines Corp. Notes 8.00% due 10/15/38	275,000	382,829
Consumer Products-Misc. — 0.1%
American Achievement Corp. Company Guar. Notes 8.25% due 04/01/12*	85,000	84,575
Fortune Brands, Inc. Senior Notes 6.38% due 06/15/14	200,000	207,803
		292,378
Containers-Paper/Plastic — 0.1%
Bemis Co., Inc. Senior Notes 5.65% due 08/01/14	70,000	74,321
Bemis Co., Inc. Senior Notes 6.80% due 08/01/19	60,000	66,958

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Containers-Paper/Plastic (continued)
Pactiv Corp. Senior Notes 5.88% due 07/15/12	$50,000	$53,291
Pactiv Corp. Bonds 7.95% due 12/15/25	35,000	38,636
Tenneco Packaging, Inc. Senior Notes 8.38% due 04/15/27	40,000	45,500
		278,706
Decision Support Software — 0.0%
Vangent, Inc. Company Guar. Notes 9.63% due 02/15/15	50,000	46,562
Direct Marketing — 0.0%
Affinity Group, Inc. Company Guar. Notes 9.00% due 02/15/12	75,000	51,750
Diversified Banking Institutions — 4.0%
Bank of America Corp. FDIC Guar. Notes 2.10% due 04/30/12	703,000	712,864
Bank of America Corp. FDIC Guar. Notes 3.13% due 06/15/12	759,000	789,419
Bank of America Corp. Senior Notes 4.90% due 05/01/13	84,000	86,114
Bank of America Corp. Sub. Notes 5.25% due 12/01/15	245,000	242,756
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	300,000	286,637
Bank of America Corp. Senior Notes 5.65% due 05/01/18	500,000	493,695
Bank of America Corp. Sub. Notes 5.75% due 08/15/16	155,000	152,589
Bank of America Corp. Senior Notes 5.75% due 12/01/17	304,000	303,446
Bank of America Corp. Senior Notes 6.00% due 09/01/17	350,000	354,107
Bank of America Corp. Notes 6.50% due 08/01/16	311,000	326,908
Bank of America Corp. Sub. Notes 7.25% due 10/15/25	39,000	39,479
Citigroup, Inc. FDIC Guar. Notes 2.13% due 04/30/12	756,000	766,700
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	577,000	549,065

Security Description	Principal Amount	Market Value (Note 2)
Diversified Banking Institutions (continued)
Citigroup, Inc. Senior Notes 5.13% due 02/14/11	$200,000	$203,864
Citigroup, Inc. Senior Notes 5.50% due 04/11/13	176,000	180,105
Citigroup, Inc. Senior Notes 5.50% due 10/15/14	60,000	59,913
Citigroup, Inc. Senior Notes 5.85% due 07/02/13	233,000	237,196
Citigroup, Inc. Global Sub. Notes 6.00% due 10/31/33	100,000	83,683
Citigroup, Inc. Senior Notes 6.13% due 11/21/17	130,000	129,070
Citigroup, Inc. Senior Notes 6.13% due 05/15/18	448,000	441,120
Citigroup, Inc. Sub. Notes 6.13% due 08/25/36	310,000	266,043
Citigroup, Inc. Senior Notes 6.38% due 08/12/14	80,000	82,711
Citigroup, Inc. Senior Notes 6.50% due 08/19/13	70,000	73,482
Citigroup, Inc. Senior Notes 6.88% due 03/05/38	459,000	460,391
Citigroup, Inc. Senior Notes 8.50% due 05/22/19	100,000	112,883
GMAC LLC Senior Notes 6.00% due 12/15/11	115,000	107,812
GMAC LLC Company Guar. Notes 6.88% due 09/15/11*	80,000	75,600
GMAC LLC Sub. Notes 8.00% due 12/31/18*	95,000	71,725
JP Morgan Chase & Co. Senior Notes 3.70% due 01/20/15	103,000	102,092
JP Morgan Chase & Co. Senior Notes 4.65% due 06/01/14	100,000	104,299
JP Morgan Chase & Co. Sub. Notes 4.89% due 09/01/15(4)	313,000	292,655
JP Morgan Chase & Co. Sub. Notes 5.13% due 09/15/14	400,000	416,725
JP Morgan Chase & Co. Sub. Notes 5.15% due 10/01/15	150,000	155,621

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
JP Morgan Chase & Co. Senior Notes 5.38% due 10/01/12	$300,000	$322,796
JP Morgan Chase & Co. Senior Notes 6.00% due 01/15/18	150,000	160,999
JP Morgan Chase & Co. Senior Notes 6.30% due 04/23/19	75,000	81,879
Morgan Stanley Sub. Notes 4.75% due 04/01/14	369,000	366,277
Morgan Stanley Notes 5.55% due 04/27/17	100,000	99,621
Morgan Stanley Senior Notes 5.63% due 09/23/19	330,000	324,489
Morgan Stanley Senior Notes 6.00% due 05/13/14	150,000	159,691
Morgan Stanley Senior Notes 6.00% due 04/28/15	866,000	917,068
Morgan Stanley Senior Notes 6.25% due 08/28/17	150,000	156,129
Morgan Stanley Senior Notes 6.63% due 04/01/18	200,000	211,485
The Goldman Sachs Group, Inc. Senior Notes 5.13% due 01/15/15	163,000	170,340
The Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/18	120,000	124,497
The Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/27	125,000	120,165
The Goldman Sachs Group, Inc. Senior Notes 6.00% due 05/01/14	140,000	152,255
The Goldman Sachs Group, Inc. Senior Notes 6.25% due 09/01/17	350,000	370,158
The Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/36	460,000	457,078
The Goldman Sachs Group, Inc. Notes 6.60% due 01/15/12	290,000	314,903
The Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	380,000	392,172
The Goldman Sachs Group, Inc. Senior Notes 7.50% due 02/15/19	370,000	423,138
		14,085,909

Security Description	Principal Amount	Market Value (Note 2)
Diversified Financial Services — 0.6%
General Electric Capital Corp. Senior Notes 5.40% due 09/20/13	$100,000	$107,514
General Electric Capital Corp. Notes 5.63% due 05/01/18	1,025,000	1,020,082
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	117,000	107,298
General Electric Capital Corp. Senior Notes 6.00% due 06/15/12	370,000	396,279
General Electric Capital Corp. 6.15% due 08/01/37	330,000	313,162
General Electric Capital Corp. Senior Notes 6.15% due 08/07/37	205,000	194,540
USAA Capital Corp. Notes 3.50% due 07/17/14*	64,000	63,948
		2,202,823
Diversified Manufacturing Operations — 0.1%
General Electric Co. Senior Notes 5.25% due 12/06/17	51,000	52,339
Textron, Inc. Senior Notes 6.20% due 03/15/15	282,000	283,116
		335,455
Electric-Generation — 0.1%
Edison Mission Energy Senior Notes 7.20% due 05/15/19	150,000	121,500
The AES Corp. Senior Notes 8.00% due 10/15/17	80,000	80,500
The AES Corp. Senior Notes 8.88% due 02/15/11	135,000	139,050
		341,050
Electric-Integrated — 2.1%
CenterPoint Energy Houston Electric LLC General Refunding Mtg. 7.00% due 03/01/14	116,000	131,829
Centerpoint Energy, Inc. Senior Notes 6.50% due 05/01/18	95,000	94,938
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/18	235,000	253,877
Commonwealth Edison Co. 1st Mtg. Notes 6.15% due 09/15/17	90,000	99,451
Duke Energy Corp Senior Notes 5.65% due 06/15/13	400,000	428,536

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
EDP Finance BV Senior Notes 5.38% due 11/02/12*	$165,000	$177,760
Energy East Corp. Notes 6.75% due 07/15/36	80,000	90,867
Entergy Gulf States, Inc. 1st Mtg. Bonds 5.25% due 08/01/15	140,000	139,747
FirstEnergy Solutions Corp. Company Guar. Notes 6.80% due 08/15/39*	100,000	105,994
FirstEnergy Corp. Senior Notes 7.38% due 11/15/31	118,000	132,269
FPL Group Capital, Inc. Company Guar. Notes 6.00% due 03/01/19	250,000	280,342
Illinois Power Co. Senior Sec. Notes 9.75% due 11/15/18	100,000	125,542
MidAmerican Energy Holdings Co. Senior Notes 5.75% due 04/01/18	250,000	269,851
MidAmerican Energy Holdings Co. Senior Notes 6.13% due 04/01/36	505,000	545,118
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	150,000	130,500
Mirant Mid-Atlantic LLC Pass Through Certs., Series B 9.13% due 06/30/17	22,363	22,810
Nevada Power Co. Senior Notes 6.50% due 08/01/18	200,000	218,827
Nevada Power Co. General Refunding Mtg. 7.13% due 03/15/19	195,000	221,805
NiSource Finance Corp. Company Guar. Notes 6.15% due 03/01/13	150,000	157,076
NiSource Finance Corp. Company Guar. Notes 6.40% due 03/15/18	80,000	79,851
Ohio Power Co. Senior Notes 5.38% due 10/01/21	150,000	152,199
Oncor Electric Delivery Co 1st Mtg. Bonds 6.80% due 09/01/18	150,000	172,592
Pacific Gas & Electric Co. Senior Notes 6.25% due 03/01/39	355,000	406,167
PECO Energy Co. 1st Mtgs. Bonds 5.70% due 03/15/37	170,000	179,796

Security Description	Principal Amount	Market Value (Note 2)
Electric-Integrated (continued)
Pennsylvania Electric Co Senior Notes 5.20% due 04/01/20	$166,000	$165,481
Pennsylvania Electric Co. Senior Notes 6.15% due 10/01/38	200,000	200,025
Pepco Holdings, Inc. Senior Notes 6.13% due 06/01/17	48,000	49,520
Pepco Holdings, Inc. Senior Notes 6.45% due 08/15/12	189,000	202,791
Potomac Electric Power Co. 1st Mtg. Bonds 7.90% due 12/15/38	65,000	86,959
Progress Energy, Inc. Senior Notes 6.85% due 04/15/12	470,000	511,512
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11	176,000	190,151
Puget Sound Energy, Inc. Senior Sec. Notes 5.76% due 10/01/39	100,000	101,989
Sierra Pacific Power Co. General Refunding Mtg. 6.00% due 05/15/16	150,000	159,135
Texas Competitive Electric Holdings Co., LLC Company Guar. Notes, Series A 10.25% due 11/01/15	90,000	64,800
Toledo Edison Co. 1st Mtg. Notes 7.25% due 05/01/20	69,000	81,258
TXU Electric Delivery Co. Senior Notes 6.38% due 05/01/12	200,000	217,179
Union Electric Co. Sec. Notes 6.40% due 06/15/17	165,000	182,261
Virginia Electric & Power Co. Senior Notes 4.75% due 03/01/13	100,000	105,225
Virginia Electric & Power Co. Senior Notes 5.10% due 11/30/12	365,000	395,493
Virginia Electric & Power Co. Senior Notes 5.40% due 04/30/18	100,000	107,005
		7,438,528
Electric-Transmission — 0.0%
ITC Midwest LLC 1st Mtg. Bonds 6.15% due 01/31/38*	105,000	110,086

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electronic Components-Semiconductors — 0.0%
Amkor Technology, Inc. Senior Notes 7.75% due 05/15/13	$35,000	$35,044
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	68,000	67,201
Spansion LLC Senior Sec. Notes 5.33% due 06/01/13†*(4)(6)(7)	50,000	50,625
		152,870
Electronics-Military — 0.1%
L-3 Communications Corp. Senior Notes 5.20% due 10/15/19*	203,000	203,507
L-3 Communications Corp. Company Guar. Notes 6.38% due 10/15/15	45,000	45,450
		248,957
Finance-Auto Loans — 0.1%
Ford Motor Credit Co. LLC Senior Notes 7.38% due 02/01/11	100,000	99,478
Ford Motor Credit Co. LLC Notes 7.88% due 06/15/10	85,000	85,373
		184,851
Finance-Commercial — 0.1%
Caterpillar Financial Services Corp. Senior Notes 4.25% due 02/08/13	60,000	61,803
Caterpillar Financial Services Corp. Senior Notes 7.15% due 02/15/19	100,000	115,956
CIT Group, Inc. Senior Notes 5.65% due 02/13/17(10)(18)	103,000	64,407
CIT Group, Inc. Notes 5.85% due 09/15/16(10)(18)	114,000	71,846
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	150,000	147,285
		461,297
Finance-Consumer Loans — 0.1%
HSBC Finance Corp. Notes 6.75% due 05/15/11	210,000	221,341
SLM Corp. Senior Notes 5.00% due 04/15/15	100,000	74,511
SLM Corp. Senior Notes 5.05% due 11/14/14	90,000	66,158
		362,010

Security Description	Principal Amount	Market Value (Note 2)
Finance-Credit Card — 0.3%
American Express Co. Senior Notes 7.25% due 05/20/14	$700,000	$786,498
American Express Credit Corp. Senior Notes 5.88% due 05/02/13	100,000	106,027
Discover Financial Services Senior Notes 6.45% due 06/12/17	40,000	35,815
FIA Card Services NA Sub. Notes 7.13% due 11/15/12	71,000	76,718
		1,005,058
Finance-Investment Banker/Broker — 0.8%
Credit Suisse First Boston USA, Inc. Notes 6.50% due 01/15/12	210,000	227,548
Goldman Sachs Capital I Company Guar. Notes 6.35% due 02/15/34	250,000	229,595
Jefferies Group, Inc. Senior Notes 8.50% due 07/15/19	32,000	33,868
JPMorgan Capital Notes 5.88% due 03/15/35	60,000	53,331
JPMorgan Chase Capital XVII Company Guar. Notes 5.85% due 08/01/35	130,000	115,069
Lazard Group LLC Senior Notes 6.85% due 06/15/17	250,000	246,430
Lehman Brothers Holdings Capital Trust VII Company Guar. Notes 5.86% due 05/31/12†(4)(6)(7)(11)	58,000	6
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(6)(7)	131,000	13
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(6)(7)	99,000	10
Merrill Lynch & Co., Inc. Senior Notes 5.45% due 02/05/13	150,000	155,538
Merrill Lynch & Co., Inc. Sub. Notes 5.70% due 05/02/17	78,000	76,373
Merrill Lynch & Co., Inc. Notes 5.77% due 07/25/11	50,000	52,337
Merrill Lynch & Co., Inc. Senior Notes 6.05% due 08/15/12	240,000	255,957
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16	290,000	290,617
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/37	100,000	95,116

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Investment Banker/Broker (continued)
Merrill Lynch & Co., Inc. Sub. Notes 6.22% due 09/15/26	$90,000	$85,310
Merrill Lynch & Co., Inc. Senior Notes 6.40% due 08/28/17	80,000	81,021
Schwab Capital Trust I Company Guar. Notes 7.50% due 11/15/37(4)	90,000	81,469
The Bear Stearns Cos., Inc. Senior Notes 5.30% due 10/30/15	148,000	156,268
The Bear Stearns Cos., Inc. Senior Notes 5.35% due 02/01/12	235,000	249,638
The Bear Stearns Cos., Inc. Senior Notes 6.40% due 10/02/17	135,000	146,862
The Bear Stearns Cos., Inc. Senior Notes 6.95% due 08/10/12	205,000	228,203
		2,860,579
Finance-Mortgage Loan/Banker — 0.1%
Countrywide Financial Corp. Company Guar. Notes 5.80% due 06/07/12	30,000	31,647
Countrywide Financial Corp. Sub. Notes 6.25% due 05/15/16	80,000	80,127
Countrywide Home Loans, Inc. Company Guar. Notes 4.00% due 03/22/11	85,000	86,388
		198,162
Finance-Other Services — 0.1%
National Rural Utilities Cooperative Finance Corp. Senior Sec. Notes 3.88% due 09/16/15	80,000	80,868
TIAA Global Markets, Inc. Notes 4.95% due 07/15/13*	250,000	264,706
		345,574
Food-Meat Products — 0.0%
Smithfield Foods, Inc. Senior Sec. Notes 10.00% due 07/15/14*	25,000	26,250
Food-Misc. — 0.4%
General Mills ,Inc. Senior Notes 5.20% due 03/17/15	360,000	389,218
HJ Heinz Finance Co. Company Guar. Notes 7.13% due 08/01/39*	80,000	94,687
Kraft Foods, Inc. Senior Notes 6.25% due 06/01/12	490,000	532,846

Security Description	Principal Amount	Market Value (Note 2)
Food-Misc. (continued)
Kraft Foods, Inc. Senior Notes 6.75% due 02/19/14	$180,000	$200,811
		1,217,562
Food-Retail — 0.0%
The Kroger Co. Company Guar. Notes 3.90% due 10/01/15	85,000	85,676
Forestry — 0.0%
Weyerhaeuser Co. Senior Notes 7.38% due 03/15/32	60,000	53,147
Funeral Services & Related Items — 0.0%
Carriage Services, Inc. Senior Notes 7.88% due 01/15/15	50,000	46,875
Gambling (Non-Hotel) — 0.0%
Downstream Development Authority Senior Sec. Notes 12.00% due 10/15/15*	60,000	46,500
Gas-Distribution — 0.3%
AGL Capital Corp. Senior Notes 6.38% due 07/15/16	85,000	92,369
Atmos Energy Corp. Senior Notes 6.35% due 06/15/17	140,000	151,853
Energen Corp. Notes 7.63% due 12/15/10	190,000	198,573
Sempra Energy Senior Notes 6.50% due 06/01/16	215,000	237,670
Sempra Energy Senior Notes 8.90% due 11/15/13	180,000	210,366
		890,831
Home Furnishings — 0.0%
Simmons Co. Senior Disc. Notes 10.00% due 12/15/14(8)(18)	4,000	1,000
Hotel/Motels — 0.0%
Wyndham Worldwide Corp. Senior Notes 6.00% due 12/01/16	95,000	85,530
Independent Power Producers — 0.0%
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	110,000	106,425
Industrial Gases — 0.0%
Airgas, Inc. Company Guar. Notes 4.50% due 09/15/14	64,000	65,133
Insurance Brokers — 0.0%
Marsh & McLennan Cos., Inc. Senior Notes 5.15% due 09/15/10	55,000	56,129

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance Brokers (continued)
USI Holdings Corp. Senior Sub. Notes 9.75% due 05/15/15*	$25,000	$22,156
		78,285
Insurance-Life/Health — 0.8%
Genworth Financial, Inc. Notes 5.75% due 06/15/14	80,000	71,729
Lincoln National Corp. Senior Notes 5.65% due 08/27/12	300,000	311,135
National Life Insurance Co. Sub. Notes 10.50% due 09/15/39*	103,000	104,897
Pacific Life Insurance Co. Notes 9.25% due 06/15/39*	391,000	448,340
Pricoa Global Funding I Notes 5.45% due 06/11/14*	500,000	526,790
Principal Financial Group, Inc. Senior Notes 7.88% due 05/15/14	50,000	55,253
Principal Financial Group, Inc. Senior Notes 8.88% due 05/15/19	100,000	119,816
Protective Life Secured Trusts Senior Sec. Notes 5.45% due 09/28/12	150,000	155,976
Prudential Financial, Inc. Notes 4.75% due 09/17/15	144,000	142,990
Prudential Financial, Inc. Senior Notes 6.20% due 01/15/15	236,000	249,679
Reinsurance Group of America, Inc. Senior Notes 5.63% due 03/15/17	300,000	295,070
Torchmark Corp. Senior Notes 9.25% due 06/15/19	85,000	95,562
Unum Group Senior Notes 7.13% due 09/30/16	55,000	55,649
		2,632,886
Insurance-Multi-line — 0.7%
Allstate Corp. Senior Notes 6.20% due 05/16/14	95,000	104,800
Farmers Insurance Sub. Notes 8.63% due 05/01/24*	250,000	257,860
Hartford Financial Services Group, Inc. Senior Notes 5.38% due 03/15/17	120,000	109,865
Hartford Financial Services Group, Inc. Senior Notes 5.95% due 10/15/36	189,000	154,346

Security Description	Principal Amount	Market Value (Note 2)
Insurance-Multi-line (continued)
Hartford Financial Services Group, Inc. Senior Notes 6.00% due 01/15/19	$255,000	$241,826
MetLife, Inc. Senior Notes 6.75% due 06/01/16	80,000	89,281
MetLife, Inc. Notes 7.72% due 02/15/19	375,000	441,479
Metropolitan Life Global Funding I Notes 2.88% due 09/17/12*	190,000	190,470
Metropolitan Life Global Funding I Notes 5.13% due 06/10/14*	171,000	178,642
MMI Capital Trust I Company Guar. Bonds 7.63% due 12/15/27	100,000	83,075
Nationwide Mutual Insurance Notes 9.38% due 08/05/39*	326,000	347,402
Symetra Financial Corp. Senior Notes 6.13% due 04/01/16*	135,000	114,456
Unitrin, Inc. Senior Notes 4.88% due 11/01/10	133,000	131,673
Unitrin, Inc. Senior Notes 6.00% due 05/15/17	165,000	134,159
		2,579,334
Insurance-Mutual — 0.2%
Liberty Mutual Group, Inc. Notes 5.75% due 03/15/14*	150,000	141,193
Liberty Mutual Group, Inc. Notes 6.50% due 03/15/35*	100,000	80,779
Liberty Mutual Group, Inc. Company Guar. Bonds 10.75% due 06/15/58*(4)	145,000	137,750
Liberty Mutual Insurance Co. Sub. Notes 7.70% due 10/15/97*	130,000	99,860
Massachusetts Mutual Life Insurance Co. Notes 8.88% due 06/01/39*	245,000	300,256
		759,838
Insurance-Property/Casualty — 0.3%
ACE Capital Trust II Company Guar. Notes 9.70% due 04/01/30	170,000	169,263
ACE INA Holdings, Inc. Company Guar. Notes 6.70% due 05/15/36	90,000	103,881
ACE INA Holdings, Inc. Company Guar. Notes 5.60% due 05/15/15	35,000	37,877

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Property/Casualty (continued)
ACE INA Holdings, Inc. Company Guar. Notes 5.90% due 06/15/19	$65,000	$70,788
Everest Reinsurance Holdings, Inc. Jr. Sub. Notes 6.60% due 05/15/37(4)	235,000	159,800
Everest Reinsurance Holdings, Inc. Senior Notes 8.75% due 03/15/10	60,000	61,600
Fidelity National Title Group, Inc. Notes 7.30% due 08/15/11	35,000	34,947
Markel Corp. Senior Notes 7.13% due 09/30/19	80,000	82,982
Navigators Group, Inc. Senior Notes 7.00% due 05/01/16	89,000	86,097
W.R. Berkley Corp. Senior Notes 5.13% due 09/30/10	140,000	141,349
W.R. Berkley Corp. Senior Notes 5.60% due 05/15/15	70,000	68,004
W.R. Berkley Corp. Senior Notes 6.25% due 02/15/37	43,000	38,872
		1,055,460
Investment Management/Advisor Services — 0.1%
Ameriprise Financial, Inc. Senior Notes 5.35% due 11/15/10	8,000	8,147
Ameriprise Financial, Inc. Senior Notes 5.65% due 11/15/15	240,000	245,448
Eaton Vance Corp. Senior Notes 6.50% due 10/02/17	210,000	226,805
		480,400
Machine Tools & Related Products — 0.1%
Kennametal, Inc. Senior Notes 7.20% due 06/15/12	180,000	189,762
Medical Labs & Testing Services — 0.2%
Laboratory Corp. of America Company Guar. Notes 5.63% due 12/15/15	110,000	113,732
Quest Diagnostics, Inc. Company Guar. Notes 6.95% due 07/01/37	215,000	246,582
Roche Holdings, Inc. Company Guar. Notes 6.00% due 03/01/19*	175,000	194,799
Roche Holdings, Inc. Company Guar. Notes 7.00% due 03/01/39*	100,000	124,131
		679,244

Security Description	Principal Amount	Market Value (Note 2)
Medical Products — 0.1%
Baxter International, Inc. Senior Notes 5.90% due 09/01/16	$200,000	$224,734
CareFusion Corp. Senior Notes 4.13% due 08/01/12*	95,000	97,517
LVB Acquisition Holding LLC Company Guar. Notes 10.00% due 10/15/17	25,000	26,625
		348,876
Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 5.70% due 02/01/19	105,000	115,423
Amgen, Inc. Senior Notes 5.85% due 06/01/17	160,000	175,978
Amgen, Inc. Senior Notes 6.40% due 02/01/39	180,000	206,328
		497,729
Medical-Drugs — 0.4%
Axcan Intermediate Holdings, Inc. Senior Notes 9.25% due 03/01/15	35,000	36,925
GlaxoSmithKline Capital, Inc. Company Guar. Notes 6.38% due 05/15/38	235,000	277,041
Merck & Co., Inc. Senior Notes 4.00% due 06/30/15	64,000	67,247
Pfizer, Inc. Senior Notes 6.20% due 03/15/19	570,000	642,468
Schering-Plough Corp. Senior Notes 6.55% due 09/15/37	100,000	121,313
Wyeth Bonds 5.50% due 02/01/14	175,000	191,119
		1,336,113
Medical-Generic Drugs — 0.0%
Watson Pharmaceuticals, Inc. Senior Notes 6.13% due 08/15/19	53,000	55,740
Medical-HMO — 0.3%
Aetna, Inc. Senior Notes 6.50% due 09/15/18	105,000	113,662
UnitedHealth Group, Inc. Senior Notes 5.50% due 11/15/12	375,000	401,562
UnitedHealth Group, Inc. Senior Notes 6.63% due 11/15/37	105,000	112,211
WellPoint, Inc. Senior Notes 5.00% due 01/15/11	45,000	46,379

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-HMO (continued)
WellPoint, Inc. Senior Notes 6.00% due 02/15/14	$100,000	$107,635
WellPoint, Inc. Senior Notes 7.00% due 02/15/19	190,000	215,984
		997,433
Medical-Hospitals — 0.1%
Community Health Systems, Inc. Company Guar. Notes 8.88% due 07/15/15	80,000	82,000
HCA, Inc. Senior Notes 7.50% due 11/15/95	100,000	70,749
HCA, Inc. Senior Notes 8.50% due 04/15/19*	150,000	156,750
HCA, Inc. Senior Sec. Notes 9.25% due 11/15/16	75,000	77,531
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.75% due 06/15/14	35,000	35,000
		422,030
Medical-Wholesale Drug Distribution — 0.0%
AmerisourceBergen Corp. Company Guar. Notes 5.63% due 09/15/12	130,000	137,868
McKesson Corp. Senior Notes 7.50% due 02/15/19	10,000	11,941
		149,809
Metal Processors & Fabrication — 0.1%
Commercial Metals Co. Notes 5.63% due 11/15/13	125,000	126,844
Commercial Metals Co. Senior Notes 6.50% due 07/15/17	50,000	49,865
		176,709
Metal-Aluminum — 0.0%
Alcoa, Inc. Senior Notes 6.50% due 06/15/18	83,000	80,372
Metal-Copper — 0.0%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	85,000	90,419
Mining — 0.0%
Noranda Aluminum Acquisition Corp. Company Guar. Notes 5.41% due 11/15/15(4)(9)	41,469	29,236

Security Description	Principal Amount	Market Value (Note 2)
Multimedia — 0.7%
AOL Time Warner, Inc. Company Guar. Bonds 7.63% due 04/15/31	$540,000	$605,199
COX Enterprises, Inc. Senior Notes 7.88% due 09/15/10*	210,000	219,699
News America Holdings, Inc. Debentures 8.45% due 08/01/34	20,000	21,622
News America Holdings, Inc. Company Guar. Notes 8.88% due 04/26/23	70,000	79,927
News America, Inc. Company Guar. Notes 6.15% due 03/01/37	95,000	92,952
News America, Inc. Company Guar. Bonds 6.40% due 12/15/35	150,000	151,317
News America, Inc. Company Guar. Notes 6.90% due 03/01/19	250,000	278,970
News America, Inc. Company Guar. Notes 6.90% due 08/15/39*	100,000	106,458
News America, Inc. Debentures 7.28% due 06/30/28	95,000	97,113
Time Warner Entertainment Co. LP Senior Debentures 8.38% due 03/15/23	100,000	119,954
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	102,000	122,592
Time Warner, Inc. Company Guar. Notes 6.75% due 04/15/11	150,000	160,315
Viacom, Inc. Notes 4.38% due 09/15/14	70,000	71,481
Viacom, Inc. Senior Notes 6.13% due 10/05/17	350,000	374,773
Viacom, Inc. Senior Notes 6.25% due 04/30/16	72,000	77,656
		2,580,028
Non-Hazardous Waste Disposal — 0.1%
Allied Waste North America, Inc. Company Guar. Notes 7.38% due 04/15/14	75,000	78,042
Waste Management, Inc. Company Guar. Notes 6.10% due 03/15/18	100,000	106,365
Waste Management, Inc. Company Guar. Notes 6.38% due 11/15/12	62,000	67,854
Waste Management, Inc. Company Guar. Notes 7.75% due 05/15/32	90,000	109,345
		361,606

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Office Automation & Equipment — 0.2%
Pitney Bowes, Inc. Senior Notes 5.25% due 01/15/37	$191,000	$197,228
Xerox Corp. Senior Notes 5.50% due 05/15/12	145,000	152,041
Xerox Corp. Senior Notes 6.35% due 05/15/18	65,000	67,575
Xerox Corp. Company Guar. Notes 6.40% due 03/15/16	230,000	240,981
Xerox Corp. Senior Notes 8.25% due 05/15/14	100,000	113,669
		771,494
Oil & Gas Drilling — 0.1%
Transocean, Inc. Senior Notes 6.00% due 03/15/18	340,000	363,200
Oil Companies-Exploration & Production — 0.6%
Anadarko Petroleum Corp. Senior Notes 5.75% due 06/15/14	185,000	198,555
Chesapeake Energy Corp. Senior Notes 7.25% due 12/15/18	100,000	94,500
Chesapeake Energy Corp. Company Guar. Notes 7.50% due 09/15/13	200,000	198,750
Devon Financing Corp. ULC Company Guar. Notes 6.88% due 09/30/11	66,000	71,803
Encana Corp. Notes 5.90% due 12/01/17	400,000	427,179
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	35,000	33,075
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/24	137,000	146,679
Pemex Project Funding Master Trust Company Guar. Notes 5.75% due 03/01/18	175,000	173,031
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16	205,000	175,019
XTO Energy, Inc. Senior Notes 5.50% due 06/15/18	400,000	412,792
XTO Energy, Inc. Senior Notes 6.38% due 06/15/38	100,000	106,378
XTO Energy, Inc. Senior Notes 7.50% due 04/15/12	100,000	110,872
		2,148,633

Security Description	Principal Amount	Market Value (Note 2)
Oil Companies-Integrated — 0.4%
ConocoPhillips Company Guar. Notes 6.00% due 01/15/20	$250,000	$277,063
ConocoPhillips Holding Co. Senior Notes 6.95% due 04/15/29	92,000	107,967
Hess Corp. Senior Notes 7.00% due 02/15/14	200,000	223,188
Hess Corp. Senior Notes 7.13% due 03/15/33	75,000	82,523
Hess Corp. Senior Notes 7.88% due 10/01/29	291,000	340,851
Marathon Oil Corp. Senior Notes 6.50% due 02/15/14	30,000	33,035
Marathon Oil Corp. Senior Notes 7.50% due 02/15/19	150,000	173,014
Phillips Petroleum Co. Debentures 7.00% due 03/30/29	138,000	157,354
		1,394,995
Oil Refining & Marketing — 0.1%
Motiva Enterprises LLC Senior Notes 5.20% due 09/15/12*	225,000	232,431
Valero Energy Corp. Senior Notes 6.63% due 06/15/37	103,000	91,986
		324,417
Oil-Field Services — 0.2%
Halliburton Co. Senior Notes 7.60% due 08/15/96*	180,000	208,726
Smith International, Inc. Senior Notes 6.00% due 06/15/16	250,000	251,195
Weatherford International, Ltd. Company Guar. Notes 6.50% due 08/01/36	130,000	132,481
		592,402
Paper & Related Products — 0.1%
Georgia-Pacific LLC Company Guar. Notes 7.00% due 01/15/15*	40,000	39,400
Georgia-Pacific LLC Company Guar. Notes 7.13% due 01/15/17*	10,000	9,775
International Paper Co. Senior Notes 9.38% due 05/15/19	65,000	76,108
Temple-Inland, Inc. Bonds 6.63% due 01/15/18	140,000	139,588
		264,871

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pharmacy Services — 0.2%
Express Scripts, Inc. Senior Notes 6.25% due 06/15/14	$195,000	$214,294
Express Scripts, Inc. Senior Notes 7.25% due 06/15/19	246,000	288,915
Medco Health Solutions, Inc. Senior Notes 7.13% due 03/15/18	195,000	220,954
		724,163
Physicians Practice Management — 0.0%
US Oncology, Inc. Senior Sec. Notes 9.13% due 08/15/17*	25,000	26,312
Pipelines — 1.2%
CenterPoint Energy Resources Corp. Senior Notes 7.75% due 02/15/11	270,000	287,114
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	125,000	121,875
Copano Energy LLC/Copano Energy Finance Corp. Company Guar. Notes 7.75% due 06/01/18	100,000	95,000
DCP Midstream LLC Bonds 6.45% due 11/03/36*	220,000	201,737
DCP Midstream LLC Notes 9.70% due 12/01/13*	100,000	115,722
Dynegy-Roseton Danskammer Pass Through Certs., Series B 7.67% due 11/08/16	95,000	87,281
El Paso Natural Gas Co. Senior Notes 5.95% due 04/15/17	370,000	382,237
Energy Transfer Partners LP Senior Notes 9.00% due 04/15/19	100,000	120,236
Energy Transfer Partners, LP Senior Notes 8.50% due 04/15/14	70,000	80,888
Enterprise Products Operating LLC Company Guar. Notes 4.60% due 08/01/12	80,000	82,892
Enterprise Products Operating LLC Notes 5.25% due 01/31/20	95,000	94,932
Enterprise Products Operating LLC Company Guar. Notes 5.65% due 04/01/13	280,000	296,940
Enterprise Products Operating LLC Company Guar. Bonds 6.50% due 01/31/19	150,000	163,781
Kinder Morgan Energy Partners LP Notes 6.75% due 03/15/11	250,000	265,120

Security Description	Principal Amount	Market Value (Note 2)
Pipelines (continued)
Kinder Morgan Energy Partners LP Senior Notes 6.95% due 01/15/38	$285,000	$306,113
NGPL PipeCo LLC Senior Notes 6.51% due 12/15/12*	350,000	383,986
ONEOK, Inc. Senior Notes 6.00% due 06/15/35	79,000	77,983
Panhandle Eastern Pipeline Co. Senior Notes 6.20% due 11/01/17	225,000	237,258
Plains All American Pipeline, LP Senior Notes 4.25% due 09/01/12	133,000	136,726
Plains All American Pipeline, LP Company Guar. Notes 5.75% due 01/15/20	344,000	346,662
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	170,000	183,882
		4,068,365
Property Trust — 0.1%
WEA Finance LLC/WT Finance Australia Property, Ltd. Company Guar. Notes 6.75% due 09/02/19*	190,000	192,185
Publishing-Periodicals — 0.0%
The Reader's Digest Association, Inc. Company Guar. Notes 9.00% due 02/15/17†(6)(7)	55,000	1,238
Real Estate Investment Trusts — 0.8%
AvalonBay Communities, Inc. Senior Notes 5.38% due 04/15/14	105,000	106,912
AvalonBay Communities, Inc. Senior Notes 5.70% due 03/15/17	80,000	81,705
Brandywine Operating Partnership LP Senior Notes 5.70% due 05/01/17	25,000	22,507
Brandywine Operating Partnership LP Company Guar. Notes 5.75% due 04/01/12	65,000	65,460
Brandywine Operating Partnership LP Company Guar. Notes 7.50% due 05/15/15	150,000	150,069
Duke Realty LP Senior Notes 7.38% due 02/15/15	105,000	108,291
Equity One, Inc. Company Guar. Notes 6.00% due 09/15/17	160,000	143,250
ERP Operating LP Notes 6.63% due 03/15/12	210,000	224,098

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
Federal Realty Investment Trust Senior Notes 5.95% due 08/15/14	$140,000	$140,316
Health Care Property Investors, Inc. Senior Sec. Notes 6.30% due 09/15/16	300,000	288,674
Kimco Realty Corp. Notes 5.19% due 10/01/13	80,000	81,788
Kimco Realty Corp. Notes 5.58% due 11/23/15	180,000	175,708
Liberty Property LP Senior Notes 5.50% due 12/15/16	110,000	99,098
Liberty Property LP Senior Notes 8.50% due 08/01/10	230,000	237,523
Realty Income Corp. Senior Notes 6.75% due 08/15/19	160,000	155,837
Simon Property Group LP Notes 4.60% due 06/15/10	75,000	75,752
Simon Property Group LP Notes 5.10% due 06/15/15	145,000	144,511
Simon Property Group LP Notes 5.38% due 06/01/11	180,000	185,490
Simon Property Group LP Senior Notes 6.75% due 05/15/14	155,000	166,235
		2,653,224
Real Estate Operations & Development — 0.1%
Regency Centers LP Company Guar. Notes 4.95% due 04/15/14	100,000	91,762
Regency Centers LP Company Guar. Bonds 5.25% due 08/01/15	105,000	97,515
		189,277
Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14†(6)(7)(9)	70,000	70
Rental Auto/Equipment — 0.1%
ERAC USA Finance Co. Company Guar. Notes 7.00% due 10/15/37*	345,000	322,958
Research & Development — 0.0%
Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	80,000	59,600

Security Description	Principal Amount	Market Value (Note 2)
Retail-Discount — 0.0%
Wal-Mart Stores, Inc. Senior Notes 3.20% due 05/15/14	$75,000	$76,575
Retail-Drug Store — 0.2%
CVS Caremark Corp. Senior Notes 4.88% due 09/15/14	300,000	317,456
CVS Caremark Corp. Pass Thru Certs. 6.04% due 12/10/28	210,290	202,709
		520,165
Retail-Regional Department Stores — 0.0%
Macy's Retail Holdings, Inc. Company Guar. Notes 6.65% due 07/15/24	25,000	19,716
Savings & Loans/Thrifts — 0.0%
Washington Mutual Preferred Funding Delaware Jr. Sub. 6.53% due 03/15/11†*(6)(7)(11)	100,000	1,000
Schools — 0.0%
Princeton University Senior Notes 5.70% due 03/01/39	103,000	113,246
Special Purpose Entities — 0.2%
CDX North America High Yield Credit Linked Certificates, Series 10-T 8.88% due 06/29/13*(16)	213,150	200,361
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	65,000	51,350
Principal Life Global Funding I Senior Sec. Notes 5.25% due 01/15/13*	91,000	92,664
Principal Life Global Funding I Notes 6.13% due 10/15/33*	190,000	170,765
TECO Finance, Inc. Company Guar. Notes 6.57% due 11/01/17	64,000	66,068
		581,208
Steel-Producers — 0.1%
Reliance Steel & Aluminum Co. Company Guar. Notes 6.85% due 11/15/36	210,000	182,355
Ryerson, Inc. Company Guar. Notes 7.86% due 11/01/14(4)	60,000	52,500
		234,855
Telecom Equipment-Fiber Optics — 0.0%
Corning, Inc. Senior Notes 6.63% due 05/15/19	45,000	49,229

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Telecom Services — 0.4%
Bellsouth Telecommunications, Inc. Senior Debentures 7.00% due 12/01/95	$113,000	$112,202
Embarq Corp. Senior Notes 8.00% due 06/01/36	40,000	41,792
PAETEC Holding Corp. Company Guar. Notes 9.50% due 07/15/15	70,000	63,525
Qwest Corp. Senior Notes 7.50% due 10/01/14	50,000	50,500
Verizon Global Funding Corp. Senior Notes 6.88% due 06/15/12	300,000	334,520
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/30	540,000	652,413
		1,254,952
Telephone-Integrated — 0.7%
AT&T Corp. Senior Notes 8.00% due 11/15/31	95,000	118,374
AT&T, Inc. Notes 5.10% due 09/15/14	660,000	711,591
AT&T, Inc. Senior Notes 5.63% due 06/15/16	70,000	75,303
AT&T, Inc. Senior Notes 6.30% due 01/15/38	350,000	366,675
BellSouth Corp. Senior Notes 6.55% due 06/15/34	130,000	139,151
BellSouth Corp. Senior Notes 6.88% due 10/15/31	100,000	109,333
CenturyTel, Inc. Senior Notes 7.60% due 09/15/39	193,000	192,331
Citizens Communications Co. Senior Notes 9.00% due 08/15/31	50,000	49,000
Pacific Bell Telephone Co. Company Guar. Notes 7.13% due 03/15/26	175,000	195,411
Qwest Communications International, Inc. Company Guar. Notes 8.00% due 10/01/15*	10,000	9,987
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/28	150,000	125,250
Verizon Communications, Inc. Notes 6.40% due 02/15/38	315,000	336,580

Security Description	Principal Amount	Market Value (Note 2)
Telephone-Integrated (continued)
Verizon Pennsylvania, Inc. Senior Notes 8.35% due 12/15/30	$75,000	$87,015
Verizon Virginia, Inc. Senior Notes 4.63% due 03/15/13	70,000	72,718
		2,588,719
Television — 0.1%
Allbritton Communications Co. Senior Sub. Notes 7.75% due 12/15/12	23,000	21,620
CBS Corp. Company Guar. Notes 7.88% due 07/30/30	70,000	66,730
CBS Corp. Company Guar. Notes 8.20% due 05/15/14	250,000	272,159
CBS Corp. Company Guar. Notes 8.88% due 05/15/19	25,000	27,573
Paxson Communications Corp. Senior Sec. Notes 8.38% due 01/15/13†*(4)(6)(7)(9)	64,037	801
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11†(6)(7)	35,000	44
		388,927
Tobacco — 0.3%
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/19	160,000	195,513
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/18	270,000	335,355
Philip Morris International, Inc. Senior Notes 5.65% due 05/16/18	250,000	266,104
Philip Morris International, Inc. Notes 6.38% due 05/16/38	220,000	254,732
		1,051,704
Transactional Software — 0.0%
Open Solutions, Inc. Company Guar. Notes 9.75% due 02/01/15*	25,000	17,281
Transport-Air Freight — 0.1%
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/19	272,363	196,101
Transport-Equipment & Leasing — 0.0%
GATX Corp. Notes 4.75% due 10/01/12	133,000	133,808

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Transport-Rail — 0.1%
CSX Corp. Senior Notes 6.15% due 05/01/37	$100,000	$105,925
CSX Corp. Senior Notes 7.90% due 05/01/17	137,000	162,002
Union Pacific Corp. Senior Notes 5.75% due 11/15/17	216,000	231,553
		499,480
Transport-Services — 0.1%
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	135,000	126,731
Ryder System, Inc. Notes 5.00% due 06/15/12	71,000	72,933
		199,664
Total U.S. Corporate Bonds & Notes (cost $84,513,396)		88,779,145
FOREIGN CORPORATE BONDS & NOTES — 5.4%
Agricultural Chemicals — 0.1%
Agrium, Inc. Senior Notes 6.75% due 01/15/19	75,000	81,229
Potash Corp of Saskatchewan, Inc. Senior Notes 4.88% due 03/30/20	225,000	224,742
		305,971
Auto-Heavy Duty Trucks — 0.0%
Volvo Treasury AB Notes 5.95% due 04/01/15*	90,000	89,916
Banks-Commercial — 0.6%
Barclays Bank PLC Senior Notes 5.00% due 09/22/16	80,000	81,021
Barclays Bank PLC Senior Notes 5.20% due 07/10/14	210,000	221,827
Barclays Bank PLC Jr. Sub. Notes 5.93% due 12/15/16*(4)(11)	150,000	111,000
Barclays Bank PLC Sub. Notes 6.05% due 12/04/17*	126,000	126,802
Barclays Bank PLC Jr. Sub. Notes 7.43% due 12/15/17*(4)(11)	75,000	65,625
Barclays Bank PLC Sub. Notes 10.18% due 06/12/21	210,000	276,009
Lloyds Banking Group PLC Jr. Sub. Notes 5.92% due 10/01/15*(4)(11)	175,000	99,750

Security Description	Principal Amount	Market Value (Note 2)
Banks-Commercial (continued)
Overseas-Chinese Banking Corp. Sub. Notes 7.75% due 09/06/11*	$250,000	$271,882
Rabobank Nederland NV Senior Notes 4.20% due 05/13/14*	170,000	177,074
Standard Chartered PLC Senior Notes 5.50% due 11/18/14*	100,000	107,739
Svenska Handelsbanken AB Senior Notes 4.88% due 06/10/14*	160,000	167,373
Westpac Banking Corp. Sub. Notes 0.84% due 03/31/10(4)(11)	360,000	216,000
Westpac Banking Corp. Senior Notes 4.20% due 02/27/15	80,000	81,311
		2,003,413
Banks-Money Center — 0.1%
Bank of Scotland PLC Senior Sub. Notes 1.50% due 11/30/09(4)(11)	40,000	18,382
KBC Internationale Financieringsmaatschappij NV Bank Guar. Notes 6.00% due 02/07/25(4)	76,000	49,702
Mizuho Financial Group Cayman, Ltd. Bank Guar. Notes 5.79% due 04/15/14*	300,000	318,712
		386,796
Brewery — 0.2%
CIA Brasileira de Bebidas Notes 8.75% due 09/15/13	335,000	391,950
SABMiller PLC Notes 6.20% due 07/01/11*	250,000	266,606
		658,556
Building Products-Cement — 0.0%
Holcim Capital Corp., Ltd. Company Guar. Notes 6.88% due 09/29/39*	115,000	118,509
Cable/Satellite TV — 0.1%
British Sky Broadcasting Group PLC Company Guar. Notes 6.10% due 02/15/18*	200,000	215,450
Cellular Telecom — 0.2%
Rogers Communications, Inc. Company Guar. Notes 6.80% due 08/15/18	435,000	488,182
Vodafone Group PLC Senior Notes 4.15% due 06/10/14	40,000	41,077
Vodafone Group PLC Senior Notes 5.38% due 01/30/15	45,000	48,225

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Cellular Telecom (continued)
Vodafone Group PLC Senior Notes 5.45% due 06/10/19	$135,000	$140,564
Vodafone Group PLC Senior Notes 6.15% due 02/27/37	59,000	63,091
		781,139
Chemicals-Specialty — 0.1%
Methanex Corp. Notes 6.00% due 08/15/15	220,000	187,000
Containers-Metal/Glass — 0.0%
Rexam PLC Senior Notes 6.75% due 06/01/13*	97,000	101,740
Diversified Banking Institutions — 0.4%
Credit Agricole SA Jr. Sub. Notes 6.64% due 05/31/17*(4)(11)	108,000	76,680
HSBC Holdings PLC Sub. Notes 6.50% due 05/02/36	200,000	216,673
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/38	625,000	701,318
Natixis Sub. Notes 0.76% due 01/15/19(4)	50,000	42,822
Royal Bank of Scotland Group PLC Sub. Notes 6.38% due 02/01/11	280,000	280,196
		1,317,689
Diversified Manufacturing Operations — 0.2%
Bombardier, Inc. Senior Notes 8.00% due 11/15/14*	48,000	49,200
Siemens Financieringsmaatschappij NV Notes 6.13% due 08/17/26*	350,000	388,172
Tyco International Group SA Company Guar. Notes 6.75% due 02/15/11	150,000	158,038
		595,410
Diversified Minerals — 0.2%
Rio Tinto Finance USA, Ltd. Company Guar. Notes 5.88% due 07/15/13	295,000	317,841
Rio Tinto Finance USA, Ltd. Company Guar. Notes 6.50% due 07/15/18	100,000	107,534
Rio Tinto Finance USA, Ltd. Company Guar. Notes 9.00% due 05/01/19	70,000	85,930
Teck Resources, Ltd. Senior Sec. Notes 10.25% due 05/15/16	30,000	33,900

Security Description	Principal Amount	Market Value (Note 2)
Diversified Minerals (continued)
Teck Resources, Ltd. Senior Sec. Notes 10.75% due 05/15/19	$30,000	$34,875
Vale Overseas, Ltd. Company Guar. Notes 5.63% due 09/15/19	53,000	53,910
		633,990
Diversified Operations — 0.1%
Hutchison Whampoa International, Ltd. Company Guar. Notes 5.75% due 09/11/19*	230,000	231,390
Electric-Distribution — 0.0%
United Energy Distribution Holdings Property, Ltd. Senior Notes 4.70% due 04/15/11*	85,000	87,643
Electric-Generation — 0.1%
Abu Dhabi National Energy Co. Notes 6.50% due 10/27/36*	225,000	217,251
Electric-Integrated — 0.6%
EDP Finance BV Senior Notes 4.90% due 10/01/19*	182,000	182,896
EDP Finance BV Senior Notes 6.00% due 02/02/18*	100,000	108,084
Electricite de France Notes 5.50% due 01/26/14*	250,000	274,329
Electricite de France Notes 6.50% due 01/26/19*	160,000	183,330
Electricite de France Notes 6.95% due 01/26/39*	147,000	182,127
Empresa Nacional de Electricidad SA Bonds 7.33% due 02/01/37	78,000	82,549
Enel Finance International SA Company Guar. Notes 5.13% due 10/07/19*	215,000	214,054
Enel Finance International SA Company Guar. Notes 6.00% due 10/07/39*	300,000	298,389
Enel Finance International SA Company Guar. Notes 6.80% due 09/15/37*	285,000	330,814
Israel Electric Corp. Ltd. Senior Notes 7.25% due 01/15/19*	200,000	213,183
		2,069,755
Finance-Investment Banker/Broker — 0.0%
Macquarie Group, Ltd. Notes 7.30% due 08/01/14*	160,000	170,714

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Finance-Other Services — 0.1%
BP Capital Markets PLC Company Guar. Notes 3.88% due 03/10/15	$240,000	$247,935
Iberdrola Finance Ireland, Ltd. Company Guar. Notes 5.00% due 09/11/19*	105,000	105,740
		353,675
Insurance-Multi-line — 0.1%
XL Capital, Ltd. Senior Notes 5.25% due 09/15/14	120,000	117,800
XL Capital, Ltd. Senior Notes 6.38% due 11/15/24	79,000	63,794
		181,594
Investment Companies — 0.0%
Xstrata Finance Canada, Ltd. Company Guar. Notes 6.90% due 11/15/37*	60,000	56,472
Medical Products — 0.0%
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 4.11% due 12/01/13(4)	110,000	92,950
Medical-Drugs — 0.1%
AstraZeneca PLC Senior Notes 6.45% due 09/15/37	240,000	282,390
Elan Finance PLC Company Guar. Notes 7.75% due 11/15/11	51,000	51,956
		334,346
Metal-Diversified — 0.2%
Inco, Ltd. Bonds 7.20% due 09/15/32	220,000	230,138
Inco, Ltd. Senior Notes 7.75% due 05/15/12	60,000	65,298
Noranda, Inc. Notes 6.00% due 10/15/15	325,000	330,405
		625,841
Multimedia — 0.1%
Thomson Reuters Corp. Senior Notes 4.70% due 10/15/19	475,000	473,903
Oil Companies-Exploration & Production — 0.4%
Canadian Natural Resources, Ltd. Senior Notes 6.25% due 03/15/38	380,000	404,828
Devon Financing Corp. ULC Company Guar. Bonds 7.88% due 09/30/31	150,000	185,797
Nexen, Inc. Senior Notes 5.88% due 03/10/35	304,000	278,423

Security Description	Principal Amount	Market Value (Note 2)
Oil Companies-Exploration & Production (continued)
Nexen, Inc. Senior Notes 6.20% due 07/30/19	$40,000	$41,487
Nexen, Inc. Bonds 6.40% due 05/15/37	100,000	97,354
OPTI Canada, Inc. Senior Sec. Notes 7.88% due 12/15/14	65,000	49,725
OPTI Canada, Inc. Senior Notes 8.25% due 12/15/14	5,000	3,875
Talisman Energy, Inc. Senior Notes 7.75% due 06/01/19	195,000	229,286
		1,290,775
Oil Companies-Integrated — 0.0%
Total Capital SA Company Guar. Notes 3.13% due 10/02/15	160,000	159,364
Oil-Field Services — 0.1%
Weatherford International, Ltd. Company Guar. Notes 6.00% due 03/15/18	250,000	259,027
Printing-Commercial — 0.0%
Quebecor World Capital Corp. Bonds 6.50% due 08/01/27†(17)(19)	25,000	0
Property Trust — 0.1%
Westfield Group Senior Notes 5.40% due 10/01/12*	320,000	326,384
Satellite Telecom — 0.1%
Intelsat Intermediate Holding Co., Ltd. Company Guar. Notes 9.50% due 02/01/15(8)	25,000	24,938
Intelsat Subsidiary Holding Co., Ltd. Company Guar. Notes 8.50% due 01/15/13	85,000	86,062
Intelsat Subsidiary Holding Co., Ltd. Company Guar. Notes 8.88% due 01/15/15	75,000	76,313
		187,313
Special Purpose Entities — 0.1%
SMFG Preferred Capital, Ltd. Sub. Notes 6.08% due 01/25/17*(4)(11)	111,000	96,955
UFJ Finance Aruba AEC Bank Guar. Bonds 6.75% due 07/15/13	390,000	433,378
		530,333
Steel-Producers — 0.1%
ArcelorMittal Senior Notes 5.38% due 06/01/13	130,000	132,907
ArcelorMittal Senior Notes 6.13% due 06/01/18	249,000	245,304

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Steel-Producers (continued)
ArcelorMittal Senior Notes 9.85% due 06/01/19	$75,000	$88,431
		466,642
Telecom Services — 0.0%
Global Crossing UK Finance PLC Company Guar. Notes 10.75% due 12/15/14	5,000	4,725
Telephone-Integrated — 0.9%
British Telecommunications PLC Notes 9.13% due 12/15/10	220,000	236,869
Deutsche Telekom International Finance BV Company Guar. Notes 4.88% due 07/08/14	75,000	78,742
Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/30	420,000	543,910
France Telecom SA Notes 8.50% due 03/01/31	165,000	228,142
Telecom Italia Capital SA Company Guar. Notes 4.95% due 09/30/14	474,000	490,487
Telecom Italia Capital SA Company Guar. Bonds 6.20% due 07/18/11	540,000	575,056
Telecom Italia Capital SA Company Guar. Bonds 7.72% due 06/04/38	75,000	89,059
Telefonica Emisiones SAU Company Guar. Notes 5.88% due 07/15/19	160,000	173,842
Telefonica Europe BV Company Guar. Bonds 7.75% due 09/15/10	550,000	581,787
		2,997,894
Tobacco — 0.0%
BAT International Finance PLC Company Guar. Notes 9.50% due 11/15/18*	100,000	129,703
Transport-Rail — 0.0%
Canadian National Railway Co. Senior Notes 6.90% due 07/15/28	98,000	118,087
Total Foreign Corporate Bonds & Notes (cost $17,756,864)		18,761,360
FOREIGN GOVERNMENT AGENCIES — 1.0%
Sovereign — 1.0%
Federal Republic of Brazil Bonds 5.63% due 01/07/41	210,000	204,746
Federal Republic of Brazil Bonds 7.13% due 01/20/37	20,000	23,850

Security Description	Principal Amount	Market Value (Note 2)
Sovereign (continued)
Federal Republic of Brazil Notes 8.00% due 01/15/18	$472,222	$546,833
Federal Republic of Brazil Bonds 8.88% due 10/14/19	650,000	843,375
Republic of Argentina Bonds 8.28% due 12/31/33	626,587	422,947
Republic of Turkey Senior Bonds 11.88% due 01/15/30	400,000	645,000
Republic of Venezuela Bonds 9.25% due 09/15/27	200,000	161,000
United Mexican States Notes 5.88% due 02/17/14	200,000	214,000
United Mexican States Notes 6.05% due 01/11/40	330,000	329,175
Total Foreign Government Agencies (cost $3,349,015)		3,390,926
MUNICIPAL BONDS & NOTES — 0.3%
Municipal Bonds — 0.3%
North Texas Thruway Authority Revenue Bonds 6.72% due 01/01/49	385,000	432,035
New Jersey State Turnpike Authority Revenue Bonds 7.41% due 01/01/40	160,000	197,248
California State Build America General Obligation Bonds 7.55% due 04/01/39	325,000	361,228
Total Municipal Bonds & Notes (cost $883,059)		990,511
U.S. GOVERNMENT AGENCIES — 23.7%
Federal Home Loan Bank — 1.1%
3.38% due 10/20/10	895,000	921,235
3.38% due 02/27/13	2,635,000	2,760,268
		3,681,503
Federal Home Loan Mtg. Corp. — 6.0%
3.75% due 03/27/19	1,880,000	1,880,918
4.13% due 07/12/10	403,000	414,756
4.50% due 01/15/13	4,083,000	4,425,437
4.50% due 01/01/39	472,420	478,618
4.75% due 01/18/11	3,246,000	3,416,821
5.00% due 07/01/35	165,483	171,592
5.00% due 10/01/35	885,151	917,828
5.00% due 11/01/36	318,892	330,216
5.00% due 12/01/36	648,332	671,354
5.00% due 01/01/37	246,468	255,220
5.00% due 03/01/38	273,536	283,078
5.00% due 07/01/39	1,196,954	1,238,523
5.48% due 03/01/36(4)	113,642	119,167
5.50% due 07/01/37	548,426	574,847
5.50% due 08/01/37	33,393	35,001
5.50% due 09/01/37	475,290	498,188
5.50% due 10/01/37	2,221,066	2,328,070

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
5.95% due 10/01/36(4)	$593,315	$627,735
6.00% due 11/01/37	274,479	290,364
6.25% due 07/15/32	206,000	259,853
6.50% due 03/01/37	518,531	553,443
6.50% due 11/01/37	392,420	418,841
6.75% due 03/15/31	100,000	130,843
Federal Home Loan Mtg. Corp., REMIC Series 3349, Class HB 5.50% due 06/15/31	439,000	464,646
		20,785,359
Federal National Mtg. Assoc. — 5.6%
Federal National Mtg. Assoc. STRIPS zero coupon due 10/09/19(12)	1,955,000	1,092,757
Federal National Mtg. Assoc. 2.38% due 05/20/10	2,200,000	2,228,686
4.45% due 02/01/34(4)	240,508	249,874
4.50% due 10/01/24	1,000,000	1,036,982
4.50% due 01/01/39	191,295	194,044
4.64% due 07/01/35(4)	40,052	41,438
4.75% due 10/01/35(4)	135,347	140,427
4.86% due 01/01/35(4)	444,626	459,430
4.98% due 12/01/35(4)	48,999	51,017
5.00% due 03/15/16	92,000	101,606
5.00% due 10/01/35	516,654	535,566
5.30% due 11/01/36(4)	56,198	58,797
5.38% due 11/15/11	3,278,000	3,573,308
5.50% due 11/01/22	155,920	165,141
5.50% due 07/01/23	1,154,261	1,222,460
5.50% due 11/01/36	1,212,484	1,271,656
5.50% due 12/01/36	16,902	17,727
5.50% due 07/01/38	1,900,001	1,990,350
6.00% due 05/15/11	250,000	270,681
6.00% due 10/01/36	1,938,971	2,051,794
6.00% due 07/01/38	1,117,774	1,180,831
6.25% due 05/15/29	558,000	684,657
6.50% due 07/01/36	286,679	307,072
6.50% due 10/01/37	37,420	40,058
6.63% due 11/15/30	374,000	482,727
7.25% due 01/15/10	200,000	204,123
		19,653,209
Government National Mtg. Assoc. — 11.0%
4.50% due 04/15/18	155,334	164,207
4.50% due 05/15/18	999,198	1,056,135
4.50% due 08/15/18	49,100	51,899
4.50% due 09/15/18	418,399	442,241
4.50% due 10/15/18	1,674,746	1,770,176
4.50% due 09/15/33	582,927	595,861
5.00% due 06/15/33	19,497	20,323
5.00% due 08/15/33	116,324	121,256
5.00% due 09/15/33	164,370	171,341
5.00% due 10/15/33	115,999	120,918
5.00% due 11/15/33	14,782	15,409
5.00% due 06/15/34	420,165	437,457
5.00% due 05/15/35	23,027	23,949
5.00% due 09/15/35	22,793	23,706
5.00% due 11/15/35	944,635	982,479

Security Description	Principal Amount	Market Value (Note 2)
Government National Mtg. Assoc. (continued)
5.00% due 02/15/36	$568,793	$590,425
5.00% due 02/20/36	1,395,151	1,446,949
5.00% due 03/15/36	399,917	415,127
5.00% due 05/15/36	593,043	615,597
5.00% due 06/15/36	654,117	678,994
5.00% due 08/15/36	38,161	39,612
5.00% due 07/15/38	1,536,265	1,593,251
5.00% due 08/15/38	7,641,522	7,924,975
5.50% due 02/15/32	27,689	29,264
5.50% due 03/15/32	31,669	33,471
5.50% due 12/15/32	45,454	48,039
5.50% due 01/15/33	19,768	20,889
5.50% due 02/15/33	119,352	126,122
5.50% due 03/15/33	460,043	486,137
5.50% due 04/15/33	1,384,102	1,462,687
5.50% due 05/15/33	7,773	8,214
5.50% due 06/15/33	1,844,751	1,949,383
5.50% due 07/15/33	1,591,811	1,682,096
5.50% due 08/15/33	263,249	278,181
5.50% due 09/15/33	35,893	37,929
5.50% due 11/15/33	222,422	235,038
5.50% due 12/15/33	14,667	15,499
5.50% due 01/15/34	584,823	617,262
5.50% due 02/15/34	216,922	228,955
6.00% due 04/15/28	611,513	651,983
6.00% due 01/15/29	119,440	127,465
6.00% due 03/15/29	89,783	95,815
6.00% due 11/15/31	51,392	54,845
6.00% due 12/15/31	107,297	114,506
6.00% due 04/15/32	91,121	97,244
6.00% due 08/15/32	18,110	19,326
6.00% due 09/15/32	89,575	95,593
6.00% due 10/15/32	297,746	317,751
6.00% due 11/15/32	119,078	127,078
6.00% due 01/15/33	16,756	17,872
6.00% due 02/15/33	192,023	204,805
6.00% due 03/15/33	48,284	51,498
6.00% due 09/15/33	98,697	105,267
6.00% due 01/15/34	509,108	541,324
6.00% due 03/15/34	142,240	151,241
6.00% due 05/15/34	125,520	133,463
6.00% due 07/15/34	69,909	74,333
6.00% due 08/15/34	646,674	687,596
6.00% due 09/15/34	95,140	101,161
6.00% due 11/15/34	513,512	546,007
6.00% due 03/15/35	375,866	398,770
6.00% due 08/15/35	374,877	397,721
6.00% due 01/15/36	201,772	213,626
6.00% due 02/15/36	191,322	202,562
6.00% due 04/15/36	453,197	479,822
6.00% due 05/15/36	238,004	251,986
6.00% due 06/15/36	915,183	968,950
6.00% due 07/15/36	186,440	197,394
6.00% due 08/15/36	655,014	693,651
6.00% due 09/15/36	740,405	783,904
6.00% due 10/15/36	1,320,695	1,398,377
6.00% due 11/15/36	416,205	440,657
6.00% due 12/15/36	166,678	176,470

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
6.00% due 09/15/38	$656,382	$694,329
6.50% due 09/15/28	16,195	17,514
6.50% due 06/15/31	18,550	20,020
6.50% due 09/15/31	35,752	38,585
6.50% due 10/15/31	17,061	18,413
6.50% due 11/15/31	3,066	3,309
6.50% due 12/15/31	22,227	23,989
7.50% due 09/15/30	26,824	30,074
		38,327,749
Total U.S. Government Agencies (cost $78,898,662)		82,447,820
U.S. GOVERNMENT TREASURIES — 31.3%
United States Treasury Bonds — 6.7%
3.50% due 02/15/39	550,000	498,266
4.25% due 05/15/39	5,271,000	5,453,013
4.38% due 02/15/38	1,537,000	1,619,134
4.50% due 05/15/38	82,000	88,240
4.75% due 02/15/37	2,000,000	2,231,562
5.00% due 05/15/37	341,000	395,187
5.25% due 11/15/28	235,000	272,820
5.38% due 02/15/31	1,488,000	1,767,930
6.25% due 08/15/23	2,860,000	3,584,833
7.13% due 02/15/23	1,899,000	2,546,441
7.88% due 02/15/21	1,267,000	1,766,276
8.13% due 08/15/19	66,000	91,967
8.13% due 05/15/21	22,000	31,236
8.75% due 05/15/20	1,977,000	2,893,483
9.00% due 11/15/18	100,000	144,844
9.13% due 05/15/18	55,000	79,574
		23,464,806
United States Treasury Notes — 24.6%
1.13% due 12/15/11	1,793,000	1,794,822
1.88% due 06/15/12	2,000,000	2,031,250
2.00% due 02/28/10	10,000,000	10,074,610
2.00% due 11/30/13	188,000	188,264
2.13% due 01/31/10	900,000	905,836
2.63% due 06/30/14	1,235,000	1,256,998
2.75% due 02/28/13	1,075,000	1,116,068
2.75% due 02/15/19	1,225,000	1,169,014
2.88% due 01/31/13	1,680,000	1,751,793
3.00% due 08/31/16	47,000	47,279
3.13% due 05/15/19	113,000	111,190
3.25% due 12/31/09	150,000	151,137
3.25% due 06/30/16	1,250,000	1,280,371
3.38% due 11/30/12	5,197,000	5,502,729
3.38% due 07/31/13	293,000	310,351
3.63% due 06/15/10	900,000	921,023
3.63% due 08/15/19	12,032,000	12,349,717
3.88% due 05/15/18	235,000	246,291
4.00% due 11/15/12	5,534,000	5,966,775
4.00% due 02/15/14	278,000	300,696
4.00% due 02/15/15	2,678,000	2,885,545
4.00% due 08/15/18	399,000	421,226
4.25% due 10/15/10	3,749,000	3,897,494

Security Description	Principal Amount	Market Value (Note 2)
United States Treasury Notes (continued)
4.25% due 08/15/13	$2,053,000	$2,238,573
4.25% due 11/15/13	2,056,000	2,245,376
4.25% due 08/15/14	2,729,000	2,983,138
4.25% due 11/15/14	3,985,000	4,352,369
4.25% due 08/15/15	498,000	542,353
4.25% due 11/15/17	2,041,000	2,199,177
4.50% due 02/28/11	1,085,000	1,144,336
4.50% due 02/15/16	225,000	248,256
4.50% due 05/15/17	6,441,000	7,069,500
4.63% due 08/31/11	1,876,000	2,008,566
4.75% due 05/15/14	430,000	479,316
4.75% due 08/15/17	125,000	139,287
4.88% due 02/15/12	448,000	487,305
5.00% due 02/15/11	1,200,000	1,272,328
5.00% due 08/15/11	3,271,000	3,524,120
6.50% due 02/15/10	125,000	127,940
		85,742,419
Total U.S. Government Treasuries (cost $105,861,121)		109,207,225
COMMON STOCK — 0.0%
Printing-Commercial — 0.0%
World Color Press, Inc.† (cost $16,839)	161	1,546
EXCHANGE TRADED FUNDS — 0.3%
Index Fund-Debt — 0.3%
iShares Barclays 1-3 Year Treasury Bond Fund	5,000	420,050
iShares Barclays 3-7 Year Treasury Bond Fund	3,100	348,657
iShares Barclays 7-10 Year Treasury Bond Fund	1,500	138,555
iShares Barclays 10-20 Year Treasury Bond Fund	700	78,603
iShares Barclays 20+ Year Treasury Bond Fund	600	59,196
Total Exchange Traded Funds (cost $1,036,817)		1,045,061
WARRANTS — 0.0%
Printing-Commercial — 0.0%
World Color Press, Inc. Expires 07/20/14 (strike price $13.00)	91	277
World Color Press, Inc. Expires 07/20/14 (strike price $16.30)	91	187
Total Warrants (cost $3,034)		464
Total Long-Term Investment Securities (cost $308,126,970)		320,146,766
SHORT-TERM INVESTMENT SECURITIES — 2.9%
U.S. Government Agencies — 2.9%
Federal Home Loan Bank Disc. Notes 0.00% due 10/01/09 (cost $10,000,000)	10,000,000	10,000,000

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)
REPURCHASE AGREEMENTS — 4.4%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 09/30/09, to be repurchased 10/01/09 in the amount of $166,000 and collateralized by $170,000 of United States Treasuries Bills, bearing interest at 0.19%, due 03/25/10 and having an approximate value of $169,847.	$166,000	$166,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 09/30/09, to be repurchased 10/01/09 in the amount of $7,040,002 and collateralized by $7,175,000 of Federal Home Loan Bank Notes, bearing interest at 0.66%, due 04/01/11 and having an approximate value of $7,183,969.	7,040,000	7,040,000
State Street Bank & Trust Co. Joint Repurchase Agreement(13)	7,724,000	7,724,000
Banc of America Securities Joint Repurchase Agreement(13)	365,000	365,000
Total Repurchase Agreements (cost $15,295,000)		15,295,000
TOTAL INVESTMENTS (cost $333,421,972)(15)	99.2%	345,441,766
Other assets less liabilities	0.8	2,835,715
NET ASSETS	100.0%	$348,277,481

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2009, the aggregate value of these securities was $17,204,368 representing 4.9% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

†  Non-income producing security

(1)  Commercial Mortgage Backed Security

(2)  Variable Rate Security — the rate reflected is as of September 30, 2009, maturity date reflects the stated maturity date.

(3)  Collateralized Mortgage Obligation

(4)  Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of September 30, 2009.

(5)  PIK ("Payment-in-Kind") security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.

(6)  Bond in default

(7)  Company has filed for Chapter 11 bankruptcy protection.

(8)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.

(9)  Income may be received in cash or additional shares at the discretion of the issuer.

(10)  Bond is in default of interest subsequent to September 30, 2009.

(11)  Perpetual maturity — maturity date reflects the next call date.

(12)  Principal Only

(13)  See Note 2 for details of Joint Repurchase Agreements.

(14)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of September 30, 2009.

(15)  See Note 3 for cost of investments on a tax basis.

(16)  The structured security is an investment in a trust that is linked to entities included in the CDX.NA.HY.10 index as published by CDS IndexCo LLC. Generally described, investors in the structured security are taking credit risk and are providing credit protection to the trust, in respect of the entities included in the CDX.NA.HY.10 index. The trust, in turn, is taking credit risk with respect to the entities included in the CDX.NA.HY.10 index in the trust's transactions with credit default swap counterparties and, through credit default swap agreements, is providing credit protection to credit default swap counterparties; see Note 2.

(17)  Fair value security. Securities are classified as Level 3 disclosures based on the securities valuation inputs; see Note 2.

(18)  Subsequent to September 30, 2009, the company has filed Chapter 11 bankruptcy protection.

(19)  Illiquid Security. At September 30, 2009, the aggregate value of these securities was $0 representing 0.0% of net assets.

FDIC — Federal Deposit Insurance Corporation

REMIC — Real Estate Mortgage Investment Conduit

STRIPS — Separate Trading of Registered Interest and Principal of Securities

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Market Value at Trade Date	Market Value as of September 30, 2009	Unrealized Appreciation (Depreciation)
13	Short	U.S. Treasury 10 YR Notes	December 2009	$2,629,387	$2,670,250	$(40,864)
22	Short	U.S. Treasury Long Bonds	December 2009	1,525,022	1,538,266	(13,244)
						$(54,108)

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2009 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Asset Backed Securities	$—	$15,522,708	$—	$15,522,708
U.S. Corporate Bonds & Notes	—	88,504,626	274,519	88,779,145
Foreign Corporate Bonds & Notes	—	18,761,360	0	18,761,360
Foreign Government Agencies	—	3,390,926	—	3,390,926
Municipal Bonds & Notes	—	990,511	—	990,511
U.S. Government Agencies	—	82,447,820	—	82,447,820
U.S. Government Treasuries	109,207,225	—	—	109,207,225
Common Stock	1,546	—	—	1,546
Exchange Traded Funds	1,045,061	—	—	1,045,061
Warrants	464	—	—	464
Short-Term Investment Securities:
U.S. Government Agencies	—	10,000,000	—	10,000,000
Repurchase Agreements	—	15,295,000	—	15,295,000
Other Financial Instruments+
Open Futures Contracts - Depreciation	(54,108)	—	—	(54,108)
Total	$110,200,188	$234,912,951	$274,519	$345,387,658

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Asset Backed Securities	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes
Balance as of 3/31/2009	$165,000	$258,439	$—
Accrued discounts/premiums	—	1,310	—
Realized gain(loss)	7	(606)	—
Change in unrealized appreciation(depreciation)	109,993	(18,514)	—
Net purchases(sales)	(275,000)	60,242	0
Transfers in and/or out of Level 3	—	(26,352)	—
Balance as of 9/30/2009	$—	$274,519	$0

See Notes to Financial Statements

Seasons Series Trust Strategic Fixed Income Portfolio

PORTFOLIO PROFILE — September 30, 2009 (unaudited)

Industry Allocation*
Federal National Mtg. Assoc.	30.2%
Federal Home Loan Mtg. Corp.	10.9
Sovereign	7.4
Diversified Financial Services	7.1
Time Deposit	5.5
Oil Companies-Exploration & Production	4.5
Telephone-Integrated	2.4
Medical-Hospitals	1.8
Telecom Services	1.7
Cable/Satellite TV	1.6
Diversified Banking Institutions	1.6
Finance-Auto Loans	1.4
Pipelines	1.4
Cellular Telecom	1.4
Banks-Commercial	1.3
Airlines	1.1
Diversified Minerals	1.1
Paper & Related Products	1.0
Oil Companies-Integrated	1.0
Electric-Generation	0.9
Government National Mtg. Assoc.	0.9
Electric-Integrated	0.8
Casino Hotels	0.8
Special Purpose Entities	0.7
Satellite Telecom	0.7
Chemicals-Specialty	0.7
Independent Power Producers	0.6
Oil-Field Services	0.6
Steel-Producers	0.6
Computer Services	0.5
Medical-HMO	0.5
Chemicals-Diversified	0.5
Transport-Air Freight	0.5
Medical Products	0.4
Containers-Metal/Glass	0.4
Food-Meat Products	0.4
Retail-Regional Department Stores	0.4
Food-Retail	0.4
Diversified Manufacturing Operations	0.4
Medical-Drugs	0.4
Auto/Truck Parts & Equipment-Original	0.3
Hotels/Motels	0.3
Non-Hazardous Waste Disposal	0.3
Retail-Petroleum Products	0.3
Rental Auto/Equipment	0.3
Storage/Warehousing	0.3
Gambling (Non-Hotel)	0.3
Rubber-Tires	0.3
Insurance Brokers	0.3
Electronic Components-Semiconductors	0.3
Agricultural Chemicals	0.3
Finance-Commercial	0.3
Decision Support Software	0.3
Advertising Services	0.3
Broadcast Services/Program	0.3
Retail-Apparel/Shoe	0.3
Theaters	0.3
Auto-Cars/Light Trucks	0.2
Transactional Software	0.2
Transport-Services	0.2

Real Estate Investment Trusts	0.2%
Steel-Specialty	0.2
Metal-Diversified	0.2
Research & Development	0.2
Music	0.2
Retail-Drug Store	0.2
Funeral Services & Related Items	0.2
Auction Houses/Art Dealers	0.2
Auto/Truck Parts & Equipment-Replacement	0.2
Finance-Other Services	0.2
Consumer Products-Misc.	0.2
Beverages-Wine/Spirits	0.2
Physicians Practice Management	0.2
Metal-Copper	0.2
Mining	0.2
Building-Residential/Commercial	0.2
Television	0.1
Building Products-Cement	0.1
Building & Construction Products-Misc.	0.1
Containers-Paper/Plastic	0.1
Electronics-Military	0.1
Publishing-Periodicals	0.1
Applications Software	0.1
Direct Marketing	0.1
Casino Services	0.1
Hazardous Waste Disposal	0.1
Printing-Commercial	0.1
Medical Information Systems	0.1
Consulting Services	0.1
Publishing-Newspapers	0.1
Seismic Data Collection	0.1
Real Estate Management/Services	0.1
Food-Misc.	0.1
Office Supplies & Forms	0.1
Retail-Restaurants	0.1
Banks-Super Regional	0.1
Human Resources	0.1
Private Corrections	0.1
Coal	0.1
Publishing-Books	0.1
Chemicals-Plastics	0.1
Electric-Transmission	0.1
Retail-Sporting Goods	0.1
Building-Heavy Construction	0.1
Investment Management/Advisor Services	0.1
Oil Refining & Marketing	0.1
Aerospace/Defense	0.1
Medical-Biomedical/Gene	0.1
Wireless Equipment	0.1
Retail-Major Department Stores	0.1
Multimedia	0.1
108.9%

*  Calculated as a percentage of net assets

Seasons Series Trust Strategic Fixed Income Portfolio

PORTFOLIO PROFILE — September 30, 2009 (unaudited) (continued)

Credit Quality†#
Government — Agency	40.6%
AAA	4.8
AA	0.6
A	1.2
BBB	7.9
BB	16.4
B	15.6
CCC	8.0
CC	0.9
C	0.4
Below C	1.4
Not Rated@	2.2
100.0%

†  Source: Standard and Poor's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

@  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust Strategic Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited)

Security Description	Principal Amount(18)	Market Value (Note 2)
ASSET BACKED SECURITIES — 6.6%
Diversified Financial Services — 6.6%
Asset Backed Securities Corp. Home Equity Series 2004-HE7, Class A2 0.63% due 10/25/34(1)	$998	$681
Banc of America Commercial Mtg., Inc., Series 2005-6, Class A4 5.35% due 09/10/47(3)(4)	1,050,000	1,021,536
Bear Stearns Commercial Mtg. Securities Series 2005-PW10, Class A4 5.41% due 12/11/40(3)	750,000	737,169
Bear Stearns Commercial Mtg. Securities Series 2007-T26, Class B 5.60% due 01/12/45*(3)(4)	350,000	93,769
Citifinancial Mtg. Securities, Inc. Series 2003-4, Class AF6 4.49% due 10/25/33	204,810	176,572
Citigroup Commercial Mtg.Trust Series 2008-C7, Class A4 6.30% due 12/10/49(3)(4)	1,000,000	900,310
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2007-CD4, Class C 5.48% due 12/11/49(3)	800,000	166,860
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2006-CD3, Class A5 5.62% due 10/15/48(3)	700,000	646,054
First Franklin Mtg. Loan Asset Backed Certificates Series 2006-FF12, Class A2 0.29% due 09/25/36(1)	61,939	60,791
GE Capital Commercial Mtg. Corp. Series 2003-C1, Class A4 4.82% due 01/10/38(3)	126,268	129,369
Greenwich Capital Commercial Funding Corp. Series 2004-GG1, Class A7 5.32% due 06/10/36(3)	300,000	303,560
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class C 5.55% due 03/10/39(3)	400,000	121,962
GS Mtg. Securities Corp. II, Series 2006-GG6, Class A4 5.55% due 04/10/38(3)	535,000	483,171
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2004-LN2, Class A2 5.12% due 07/15/41(3)	55,768	53,427
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2004-CB9, Class A4 5.56% due 06/12/41(3)(4)	377,963	371,983
LB-UBS Commercial Mtg. Trust Series 2004-C7, Class A1A 4.48% due 10/15/29(3)	940,251	919,288
LB-UBS Commercial Mtg. Trust Series 2005-C5, Class A4 4.95% due 09/15/30(3)	1,500,000	1,454,448

Security Description	Principal Amount(18)	Market Value (Note 2)
Diversified Financial Services (continued)
LB-UBS Commercial Mtg. Trust Series 2006-C1, Class A4 5.16% due 02/15/31(3)	$1,000,000	$941,061
LB-UBS Commercial Mtg. Trust Series 2002-C2, Class A4 5.59% due 06/15/31(3)	250,000	260,795
Merrill Lynch Mtg. Investors, Inc. Series 2006-RM2, Class A1B 0.48% due 05/25/37(1)	392,928	18,642
Morgan Stanley Capital I Series 2004-IQ7, Class A4 5.54% due 06/15/38(3)(4)	150,000	148,752
Novastar Home Equity Loan Series 2004-4, Class M4 1.35% due 03/25/35(1)	500,000	262,666
Ownit Mtg. Loan Asset Backed Certificates Series 2006-6, Class A2B 0.36% due 09/25/37(1)	509,470	352,629
Residential Asset Securities Corp. Series 2005-AHL2, Class A2 0.51% due 10/25/35(1)	49,584	42,591
Residential Asset Securities Corp. Series 2004-KS6, Class AI3 4.16% due 07/25/30	4,617	4,500
Structured Asset Investment Loan Trust Series 2004-1, Class M5 4.75% due 02/25/34(1)	108,693	12,403
Wachovia Asset Securitization, Inc. Series 2003-HE3, Class A 0.50% due 11/25/33(1)	72,632	36,908
Total Asset Backed Securities (cost $12,113,550)		9,721,897
CONVERTIBLE BONDS & NOTES — 0.0%
Telecom Services — 0.0%
ICO North America, Inc. Notes 7.50% due 08/15/09†(6)(7)(8)(9)(11)(14) (cost $28,000)	28,000	9,800
U.S. CORPORATE BONDS & NOTES — 38.6%
Advertising Services — 0.3%
Visant Holding Corp. Company Guar. Notes 7.63% due 10/01/12	195,000	195,244
Visant Holding Corp. Senior Notes 8.75% due 12/01/13	10,000	10,175
Visant Holding Corp. Senior Notes 10.25% due 12/01/13(2)	194,000	200,790
		406,209
Aerospace/Defense — 0.1%
Spirit Aerosystems, Inc. Company Guar. Notes 7.50% due 10/01/17*	90,000	89,550

Seasons Series Trust Strategic Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount(18)	Market Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Agricultural Chemicals — 0.3%
Terra Capital, Inc. Company Guar. Notes 7.00% due 02/01/17	$400,000	$417,000
Airlines — 1.1%
American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 05/23/11	460,000	423,200
American Airlines, Inc. Pass Through Certs. Series 2001-2, Class A-2 7.86% due 04/01/13	165,000	164,794
Continental Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.50% due 12/15/12	100,000	95,500
Continental Airlines, Inc. Pass Through Certs. Series 1991, Class A 6.55% due 02/02/19	89,741	84,806
Continental Airlines, Inc. Pass Through Certs. Series 2000-2, Class C 8.31% due 04/02/11	17,892	15,924
Delta Air Lines, Inc. Pass Through Certs. Series 2001-1, Class A2 7.11% due 03/18/13	200,000	195,000
Delta Air Lines, Inc. Pass Through Certs. Series 2000-1, Class A-2 7.57% due 05/18/12	50,000	49,500
Delta Air Lines, Inc. Senior Sec. Notes 9.50% due 09/15/14*	200,000	200,000
Delta Air Lines, Inc. Senior Sec. Notes 12.25% due 03/15/15*	200,000	186,500
United AirLines, Inc. Pass Through Certs. Series 2001-1 Class B 6.93% due 03/01/13	179,559	178,661
United AirLines, Inc. Pass Through Certs. Series 2000-2, Class A-2 7.19% due 10/01/12	86,891	86,674
		1,680,559
Applications Software — 0.1%
SS&C Technologies, Inc. Company Guar. Notes 11.75% due 12/01/13	185,000	194,481
Auction Houses/Art Dealers — 0.2%
KAR Holdings, Inc. Company Guar. Notes 4.48% due 05/01/14(1)	125,000	112,500

Security Description	Principal Amount(18)	Market Value (Note 2)
Auction Houses/Art Dealers (continued)
KAR Holdings, Inc. Company Guar. Notes 8.75% due 05/01/14	$185,000	$183,150
		295,650
Auto-Cars/Light Trucks — 0.2%
Ford Motor Co. Notes 7.45% due 07/16/31	450,000	364,500
Auto/Truck Parts & Equipment-Original — 0.3%
ArvinMeritor, Inc. Senior Notes 8.13% due 09/15/15	570,000	495,900
Auto/Truck Parts & Equipment-Replacement — 0.2%
Allison Transmission Senior Notes 11.00% due 11/01/15*	300,000	294,000
Banks-Super Regional — 0.1%
BAC Capital Trust VI Bank Guar. Bonds 5.63% due 03/08/35	95,000	73,662
BAC Capital Trust XI Bank Guar. Notes 6.63% due 05/23/36	70,000	61,075
		134,737
Beverages-Wine/Spirits — 0.2%
Constellation Brands, Inc. Company Guar. Notes 7.25% due 05/15/17	275,000	273,625
Broadcast Services/Program — 0.2%
Fisher Communications, Inc. Senior Notes 8.63% due 09/15/14	281,000	259,925
Nexstar Broadcasting, Inc. Company Guar. Notes 7.00% due 01/15/14	21,000	10,500
Nexstar Broadcasting, Inc. Company Guar. Notes 7.00% due 01/15/14*(13)	63,521	28,584
		299,009
Building & Construction Products-Misc. — 0.1%
Interline Brands, Inc. Senior Sub. Notes 8.13% due 06/15/14	165,000	161,700
USG Corp. Company Guar. Notes 9.75% due 08/01/14*	50,000	52,250
		213,950
Building Products-Cement — 0.1%
Texas Industries, Inc. Company Guar. Notes 7.25% due 07/15/13	225,000	216,000
Building-Residential/Commercial — 0.2%
D.R. Horton, Inc. Senior Notes 6.50% due 04/15/16	230,000	226,263

Seasons Series Trust Strategic Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount(18)	Market Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV — 1.6%
CCH II LLC/CCH II Capital Corp. Senior Notes 10.25% due 09/15/10†(14)(15)	$268,000	$301,500
CCH II LLC/CCH II Capital Corp. Senior Notes Series B 10.25% due 09/15/10†(14)(15)	117,000	131,040
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 10.25% due 10/01/13†*(14)(15)	15,000	15,787
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 8.75% due 11/15/13†(14)(15)	465,000	471,975
Charter Communications Operating LLC Senior Notes 10.88% due 09/15/14†*(14)(15)	170,000	184,025
Charter Communications Operating LLC/ Charter Communications Operating Capital Senior Notes 8.38% due 04/30/14*(14)	435,000	443,700
CSC Holdings, Inc. Senior Notes 8.50% due 06/15/15*	275,000	288,750
DirecTV Holdings LLC/ DirecTV Financing Co. Company Guar. Notes 7.63% due 05/15/16	270,000	288,900
DISH DBS Corp. Company Guar. Notes 7.75% due 05/31/15	275,000	280,500
		2,406,177
Casino Hotels — 0.8%
Eldorado Casino Corp. (Shreveport) Sec. Bonds 10.00% due 08/01/12(9)(13)	306,000	259,335
Harrahs Entertainment, Inc. Senior Sec. Notes 11.25% due 06/01/17*	325,000	333,937
MGM Mirage, Inc. Senior Sec. Notes 11.13% due 11/15/17*	275,000	303,188
Seminole Hard Rock Entertainment, Inc. Senior Sec. Notes 2.80% due 03/15/14*(1)	95,000	76,475
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	155,000	148,025
		1,120,960
Casino Services — 0.1%
Snoqualmie Entertainment Authority Senior Sec. Notes 9.13% due 02/01/15*	350,000	185,500
Cellular Telecom — 0.8%
Centennial Communications Corp. Senior Notes 10.13% due 06/15/13	380,000	391,400

Security Description	Principal Amount(18)	Market Value (Note 2)
Cellular Telecom (continued)
Cricket Communications, Inc. Senior Sec. Notes 7.75% due 05/15/16*	$225,000	$228,375
Cricket Communications, Inc. Company Guar. Notes 9.38% due 11/01/14	200,000	203,000
Cricket Communications, Inc. Company Guar. Notes 10.00% due 07/15/15	65,000	66,788
MetroPCS Wireless, Inc. Company Guar. Notes 9.25% due 11/01/14	235,000	240,287
		1,129,850
Chemicals-Diversified — 0.5%
Olin Corp. Senior Notes 8.88% due 08/15/19	275,000	287,375
The Dow Chemical Co. Senior Notes 8.55% due 05/15/19	375,000	421,555
		708,930
Chemicals-Plastics — 0.1%
Hexion US Finance Corp. Senior Sec. Notes 9.75% due 11/15/14	125,000	107,500
Chemicals-Specialty — 0.7%
Huntsman International LLC Senior Sub. Notes 7.38% due 01/01/15	325,000	294,937
Johnsondiversey Holdings, Inc. Company Guar. Notes 9.63% due 05/15/12	245,000	248,675
Momentive Performance Materials, Inc. Company Guar. Notes 9.75% due 12/01/14	335,000	259,625
Momentive Performance Materials, Inc. Company Guar. Notes 12.50% due 06/15/14*	116,000	120,930
Tronox Worldwide LLC Company Guar. Notes 9.50% due 12/01/12†(14)(15)	140,000	53,900
		978,067
Coal — 0.1%
Arch Coal, Inc. Senior Notes 8.75% due 08/01/16*	125,000	128,750
Computer Services — 0.5%
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	360,000	335,700
Sungard Data Systems, Inc. Company Guar. Notes 9.13% due 08/15/13	450,000	454,500
		790,200

Seasons Series Trust Strategic Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount(18)	Market Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Consulting Services — 0.1%
FTI Consulting, Inc. Company Guar. Notes 7.75% due 10/01/16	$175,000	$174,125
Consumer Products-Misc. — 0.2%
American Achievement Corp. Company Guar. Notes 8.25% due 04/01/12*	224,000	222,880
Prestige Brands, Inc. Senior Sub. Notes 9.25% due 04/15/12	55,000	56,100
		278,980
Containers-Metal/Glass — 0.4%
Ball Corp. Company Guar. Notes 7.38% due 09/01/19	275,000	279,125
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/26	80,000	71,600
Crown Cork & Seal Co., Inc. Senior Debentures 8.00% due 04/15/23	70,000	66,500
Owens-Brockway Glass Container, Inc. Company Guar. Notes 8.25% due 05/15/13	215,000	219,837
		637,062
Containers-Paper/Plastic — 0.1%
Graphic Packaging International, Inc. Company Guar. Notes 9.50% due 06/15/17*	200,000	212,500
Decision Support Software — 0.3%
Vangent, Inc. Company Guar. Notes 9.63% due 02/15/15	440,000	409,750
Direct Marketing — 0.1%
Affinity Group, Inc. Company Guar. Notes 9.00% due 02/15/12	270,000	186,300
Diversified Banking Institutions — 1.6%
Bank of America Corp. Jr. Sub. Notes 8.00% due 01/30/18(1)(10)	235,000	208,938
GMAC LLC Company Guar. Notes 6.00% due 04/01/11*	920,000	862,500
GMAC LLC Company Guar. Notes 6.88% due 09/15/11*	719,000	679,455
GMAC LLC Sub. Notes 8.00% due 12/31/18*	860,000	649,300
		2,400,193
Diversified Financial Services — 0.2%
Citigroup Capital XXI Company Guar. Bonds 8.30% due 12/21/77(1)	375,000	333,281

Security Description	Principal Amount(18)	Market Value (Note 2)
Diversified Manufacturing Operations — 0.3%
Harland Clarke Holdings Corp. Company Guar. Notes 6.00% due 05/15/15(1)	$70,000	$53,725
Harland Clarke Holdings Corp. Company Guar. Notes 9.50% due 05/15/15	275,000	246,125
SPX Corp. Senior Notes 7.63% due 12/15/14	125,000	125,938
		425,788
Electric-Generation — 0.9%
Edison Mission Energy Senior Notes 7.63% due 05/15/27	180,000	128,700
Homer City Funding LLC Senior Notes 8.14% due 10/01/19	95,000	91,675
Midwest Generation LLC Pass Thru Certs., Series B 8.56% due 01/02/16	104,350	105,915
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs., Series B 9.24% due 07/02/17	168,698	169,542
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs., Series C 9.68% due 07/02/26	175,000	182,000
Sithe/Independence Funding Corp. Senior Notes 9.00% due 12/30/13	174,268	175,897
The AES Corp. Senior Notes 8.00% due 10/15/17	265,000	266,656
The AES Corp. Senior Notes 8.00% due 06/01/20	125,000	124,063
The AES Corp. Senior Sec. Notes 8.75% due 05/15/13*	122,000	124,288
		1,368,736
Electric-Integrated — 0.7%
CMS Energy Corp. Senior Notes 8.75% due 06/15/19	25,000	27,195
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	275,000	239,250
Mirant Mid-Atlantic LLC Pass Through Certs., Series B 9.13% due 06/30/17	94,820	96,716

Seasons Series Trust Strategic Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount(18)	Market Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Texas Competitive Electric Holdings Co., LLC Company Guar. Notes, Series A 10.25% due 11/01/15	$650,000	$468,000
Texas Competitive Electric Holdings Co., LLC Company Guar. Notes 10.50% due 11/01/16(8)	306,312	205,229
		1,036,390
Electronic Components-Misc. — 0.0%
Sanmina-SCI Corp. Company Guar. Notes 6.75% due 03/01/13	75,000	71,250
Electronic Components-Semiconductors — 0.3%
Amkor Technology, Inc. Senior Notes 7.75% due 05/15/13	120,000	120,150
Spansion LLC Senior Sec. Notes 3.79% due 06/01/13†*(14)(15)	300,000	303,750
		423,900
Electronics-Military — 0.1%
L-3 Communications Corp. Company Guar. Notes 6.13% due 07/15/13	150,000	151,875
L-3 Communications Corp. Company Guar. Notes 7.63% due 06/15/12	50,000	50,688
		202,563
Finance-Auto Loans — 1.4%
Ford Motor Credit Co. LLC Senior Notes 7.38% due 02/01/11	1,025,000	1,019,653
Ford Motor Credit Co. LLC Senior Notes 7.50% due 08/01/12	425,000	408,071
Ford Motor Credit Co., LLC Senior Notes 9.75% due 09/15/10	675,000	689,775
		2,117,499
Finance-Commercial — 0.3%
CIT Group, Inc. Senior Notes 5.65% due 02/13/17(12)(19)	664,000	415,205
Food-Meat Products — 0.3%
Smithfield Foods, Inc. Senior Sec. Notes 10.00% due 07/15/14*	325,000	341,250
Tyson Foods, Inc. Senior Notes 10.50% due 03/01/14	50,000	56,625
		397,875

Security Description	Principal Amount(18)	Market Value (Note 2)
Food-Misc. — 0.1%
Del Monte Foods Co. Senior Sub. Notes 7.50% due 10/15/19*	$120,000	$121,200
Food-Retail — 0.4%
Ingles Markets, Inc. Senior Notes 8.88% due 05/15/17	275,000	281,875
SUPERVALU, Inc. Senior Notes 8.00% due 05/01/16	275,000	284,625
		566,500
Funeral Services & Related Items — 0.2%
Carriage Services, Inc. Senior Notes 7.88% due 01/15/15	325,000	304,688
Gambling (Non-Hotel) — 0.3%
Downstream Development Authority Senior Sec. Notes 12.00% due 10/15/15*	305,000	236,375
Waterford Gaming LLC Senior Notes 8.63% due 09/15/14*	299,000	194,350
		430,725
Hazardous Waste Disposal — 0.1%
Clean Harbors, Inc. Senior Sec. Notes 7.63% due 08/15/16*	175,000	179,156
Home Furnishings — 0.0%
Simmons Co. Senior Disc. Notes 10.00% due 12/15/14(2)(12)	24,000	6,000
Hotels/Motels — 0.3%
Gaylord Entertainment Co. Company Guar. Notes 6.75% due 11/15/14	345,000	319,125
Gaylord Entertainment Co. Company Guar. Notes 8.00% due 11/15/13	150,000	153,750
		472,875
Human Resources — 0.1%
Team Health, Inc. Company Guar. Notes 11.25% due 12/01/13	125,000	131,563
Independent Power Producers — 0.6%
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	588,000	568,890
Orion Power Holdings, Inc. Senior Notes 12.00% due 05/01/10	150,000	155,250
RRI Energy, Inc. Senior Notes 7.88% due 06/15/17	180,000	175,725
		899,865

Seasons Series Trust Strategic Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount(18)	Market Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance Brokers — 0.3%
USI Holdings Corp. Senior Sub. Notes 9.75% due 05/15/15*	$480,000	$425,400
Investment Management/Advisor Services — 0.1%
Janus Capital Group, Inc. Notes 6.70% due 06/15/17	105,000	99,916
Medical Information Systems — 0.1%
Spheris, Inc. Senior Sub. Notes 11.00% due 12/15/12	430,000	176,300
Medical Products — 0.2%
DJO Finance LLC/ DJO Finance Corp. Company Guar. Notes 10.88% due 11/15/14	100,000	102,250
LVB Acquisition Holding LLC Company Guar. Notes 10.00% due 10/15/17	250,000	266,250
		368,500
Medical-Biomedical/Gene — 0.1%
Bio-Rad Laboratories, Inc. Senior Sub. Notes 8.00% due 09/15/16*	75,000	77,813
Medical-Drugs — 0.4%
Axcan Intermediate Holdings, Inc. Senior Notes 9.25% due 03/01/15	250,000	263,750
Valeant Pharmaceuticals International Senior Notes 8.38% due 06/15/16*	275,000	279,125
		542,875
Medical-HMO — 0.5%
CIGNA Corp. Senior Notes 8.50% due 05/01/19	200,000	229,536
Multiplan, Inc. Senior Sub. Notes 10.38% due 04/15/16*	510,000	492,150
		721,686
Medical-Hospitals — 1.8%
Community Health Systems, Inc. Company Guar. Notes 8.88% due 07/15/15	365,000	374,125
HCA, Inc. Senior Notes 7.50% due 11/15/95	475,000	336,056
HCA, Inc. Senior Notes 7.88% due 02/01/11	225,000	226,969
HCA, Inc. Senior Notes 8.50% due 04/15/19*	550,000	574,750
HCA, Inc. Senior Notes 8.75% due 09/01/10	130,000	131,950

Security Description	Principal Amount(18)	Market Value (Note 2)
Medical-Hospitals (continued)
HCA, Inc. Senior Sec. Notes 9.25% due 11/15/16	$725,000	$749,468
IASIS Healthcare LLC/ IASIS Capital Corp. Company Guar. Notes 8.75% due 06/15/14	215,000	215,000
		2,608,318
Metal-Aluminum — 0.0%
Noranda Aluminum Holding Corp. Company Guar. Notes 7.16% due 11/15/14(1)(8)	99,320	48,667
Metal-Copper — 0.2%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	235,000	249,981
Mining — 0.2%
Noranda Aluminum Acquisition Corp. Company Guar. Notes 5.41% due 05/15/15(1)(8)	321,384	226,576
Music — 0.2%
WMG Acquisition Corp. Senior Notes 9.50% due 06/15/16*	300,000	316,500
Non-Hazardous Waste Disposal — 0.3%
Casella Waste Systems, Inc. Senior Sec. Notes 11.00% due 07/15/14*	75,000	78,750
Waste Services, Inc. Senior Sub. Notes 9.50% due 04/15/14	95,000	94,525
Waste Services, Inc. Senior Sub. Notes 9.50% due 04/15/14*	300,000	298,500
		471,775
Office Supplies & Forms — 0.1%
ACCO Brands Corp. Senior Sec. Notes 10.63% due 03/15/15*	135,000	141,075
Oil Companies-Exploration & Production — 3.5%
Atlas Energy Resources LLC Senior Notes 10.75% due 02/01/18*	265,000	275,600
Belden & Blake Corp. Company Guar. Sec. Notes 8.75% due 07/15/12	25,000	23,250
Brigham Exploration Co. Company Guar. Notes 9.63% due 05/01/14	345,000	305,325
Chaparral Energy, Inc. Company Guar. Notes 8.50% due 12/01/15	305,000	245,525
Chesapeake Energy Corp. Senior Notes 6.63% due 01/15/16	630,000	595,350

Seasons Series Trust Strategic Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount(18)	Market Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Chesapeake Energy Corp. Senior Notes 7.25% due 12/15/18	$475,000	$448,875
Chesapeake Energy Corp. Senior Notes 9.50% due 02/15/15	125,000	131,562
Concho Resources, Inc. Company Guar. Notes 8.63% due 10/01/17	50,000	51,250
Encore Acquisition Co. Senior Sub. Notes 6.00% due 07/15/15	295,000	266,975
Encore Acquisition Co. Senior Sub. Notes 6.25% due 04/15/14	255,000	237,150
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	285,000	269,325
Hilcorp Energy I LP Senior Notes 9.00% due 06/01/16*	75,000	74,437
MXEnergy Holdings, Inc. Senior Sec. Notes 13.25% due 08/01/14*(6)	42,000	33,600
Pemex Project Funding Master Trust Company Guar. Notes 6.63% due 06/15/35	983,000	949,516
Plains Exploration & Production Co. Company Guar. Notes 10.00% due 03/01/16	150,000	161,625
Quicksilver Resources, Inc. Company Guar. Notes 7.13% due 04/01/16	75,000	65,063
Quicksilver Resources, Inc. Senior Notes 8.25% due 08/01/15	285,000	277,875
Quicksilver Resources, Inc. Senior Notes 9.13% due 08/15/19	150,000	149,250
Quicksilver Resources, Inc. Senior Notes 11.75% due 01/01/16	25,000	27,563
Sabine Pass LNG LP Company Guar. Senior Notes 7.25% due 11/30/13	105,000	93,712
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16	605,000	516,519
		5,199,347
Oil Refining & Marketing — 0.1%
Western Refining, Inc. Senior Sec. Notes 11.25% due 06/15/17*	100,000	94,500
Oil-Field Services — 0.4%
Basic Energy Services, Inc. Senior Sec. Notes 11.63% due 08/01/14*	275,000	291,500

Security Description	Principal Amount(18)	Market Value (Note 2)
Oil-Field Services (continued)
Helix Energy Solutions Group, Inc. Senior Notes 9.50% due 01/15/16*	$300,000	$300,000
		591,500
Paper & Related Products — 0.9%
Caraustar Industries, Inc. Senior Sec. Notes 10.00% due 08/15/14(6)(8)(14)	69,942	69,942
Cellu Tissue Holdings, Inc. Senior Sec. Notes 11.50% due 06/01/14	175,000	187,250
Georgia-Pacific LLC Company Guar. Notes 7.00% due 01/15/15*	70,000	68,950
Georgia-Pacific LLC Company Guar. Notes 7.13% due 01/15/17*	130,000	127,075
Georgia-Pacific LLC Senior Notes 7.75% due 11/15/29	60,000	55,200
International Paper Co. Senior Notes 7.95% due 06/15/18	65,000	70,457
International Paper Co. Senior Notes 9.38% due 05/15/19	385,000	450,795
NewPage Corp. Senior Sec. Notes 11.38% due 12/31/14*	305,000	299,663
		1,329,332
Physicians Practice Management — 0.2%
US Oncology, Inc. Senior Sec. Notes 9.13% due 08/15/17*	250,000	263,125
Pipelines — 1.4%
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	575,000	560,625
Copano Energy LLC / Copano Energy Finance Corp. Company Guar. Notes 7.75% due 06/01/18	25,000	23,750
Dynegy-Roseton Danskammer Pass Through Certs., Series B 7.67% due 11/08/16	600,000	551,250
El Paso Corp. Senior Sub. Notes 6.88% due 06/15/14	200,000	196,000
El Paso Corp. Senior Notes 12.00% due 12/12/13	50,000	57,125
MarkWest Energy Partners LP / MarkWest Energy Finance Corp. Senior Notes 6.88% due 11/01/14	160,000	150,400

Seasons Series Trust Strategic Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount(18)	Market Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
MarkWest Energy Partners LP / MarkWest Energy Finance Corp. Company Guar. Notes 8.50% due 07/15/16	$60,000	$59,400
MarkWest Energy Partners LP / MarkWest Energy Finance Corp. Senior Notes 8.75% due 04/15/18	125,000	124,375
NGC Corp. Capital Trust Company Guar. Bonds 8.32% due 06/01/27	295,000	132,750
Regency Energy Partners LP/ Regency Energy Finance Corp. Company Guar. Notes 8.38% due 12/15/13	75,000	75,750
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	150,000	162,249
		2,093,674
Printing-Commercial — 0.1%
Valassis Communications, Inc. Senior Notes 8.25% due 03/01/15	165,000	147,881
Private Corrections — 0.1%
Corrections Corp. of America Company Guar. Notes 7.75% due 06/01/17	125,000	129,063
Publishing-Books — 0.1%
TL Acquisitions, Inc. Senior Notes 10.50% due 01/15/15*	125,000	118,125
Publishing-Newspapers — 0.1%
Gannett Co., Inc. Company Guar. Notes 8.75% due 11/15/14*	110,000	107,525
Gannett Co., Inc. Company Guar. Notes 9.38% due 11/15/17*	65,000	63,213
		170,738
Publishing-Periodicals — 0.1%
Nielsen Finance LLC / Nielsen Finance Co. Company Guar. Notes 11.50% due 05/01/16	175,000	183,750
The Reader's Digest Association, Inc. Company Guar. Notes 9.00% due 02/15/17†(14)(15)	535,000	12,038
		195,788
Real Estate Investment Trusts — 0.2%
Omega Healthcare Investors, Inc. Senior Notes 7.00% due 04/01/14	335,000	325,788
Real Estate Management/Services — 0.1%
CB Richard Ellis Services, Inc. Senior Sub. Notes 11.63% due 06/15/17*	150,000	162,000

Security Description	Principal Amount(18)	Market Value (Note 2)
Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14†(14)(15)	$830,000	$830
Rental Auto/Equipment — 0.3%
RSC Equipment Rental, Inc. Notes 9.50% due 12/01/14	320,000	308,800
RSC Equipment Rental, Inc. Senior Sec. Notes 10.00% due 07/15/17*	150,000	161,625
		470,425
Research & Development — 0.2%
Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	425,000	316,625
Retail-Apparel/Shoe — 0.3%
Limited Brands, Inc. Senior Notes 5.25% due 11/01/14	150,000	139,160
Limited Brands, Inc. Senior Notes 6.95% due 03/01/33	230,000	172,708
Limited Brands, Inc. Senior Notes 8.50% due 06/15/19*	80,000	83,690
		395,558
Retail-Drug Store — 0.2%
Rite Aid Corp. Company Guar. Notes 9.50% due 06/15/17	135,000	109,350
Rite Aid Corp. Senior Sec. Notes 9.75% due 06/12/16*	50,000	54,000
Rite Aid Corp. Senior Sec. Notes 10.38% due 07/15/16	150,000	148,125
		311,475
Retail-Major Department Stores — 0.1%
Saks, Inc. Company Guar. Notes 9.88% due 10/01/11	75,000	75,000
Retail-Petroleum Products — 0.3%
Ferrellgas LP Senior Notes 6.75% due 05/01/14	300,000	285,375
Ferrellgas Partners LP Senior Notes 6.75% due 05/01/14	10,000	9,512
Inergy LP/Inergy Finance Corp. Company Guar. Notes 8.25% due 03/01/16	175,000	175,875
		470,762
Retail-Regional Department Stores — 0.4%
JC Penney Corp., Inc. Senior Notes 7.40% due 04/01/37	105,000	93,450

Seasons Series Trust Strategic Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount(18)	Market Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Regional Department Stores (continued)
Macy's Retail Holdings, Inc. Company Guar. Notes 5.90% due 12/01/16	$160,000	$146,591
Macy's Retail Holdings, Inc. Company Guar. Notes 6.38% due 03/15/37	100,000	78,784
Macy's Retail Holdings, Inc. Company Guar. Notes 6.65% due 07/15/24	200,000	157,725
Macy's Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/29	140,000	110,441
		586,991
Retail-Restaurants — 0.1%
Brinker International, Inc. Senior Notes 5.75% due 06/01/14	90,000	85,860
Wendy's/Arby's Restaurants LLC Senior Notes 10.00% due 07/15/16*	50,000	53,125
		138,985
Retail-Sporting Goods — 0.1%
Freedom Group, Inc. Senior Sec. Notes 10.25% due 08/01/15*	100,000	106,000
Rubber-Tires — 0.3%
The Goodyear Tire & Rubber Co. Senior Notes 9.00% due 07/01/15	150,000	155,625
The Goodyear Tire & Rubber Co. Senior Notes 10.50% due 05/15/16	250,000	271,250
		426,875
Seismic Data Collection — 0.1%
Seitel, Inc. Senior Notes 9.75% due 02/15/14	245,000	166,600
Soap & Cleaning Preparation — 0.0%
Johnsondiversey Holdings, Inc. Company Guar. Notes 9.63% due 05/15/13(2)	25,000	24,000
Special Purpose Entities — 0.7%
AAC Group Holding Corp. Senior Disc. Notes 10.25% due 10/01/12*(2)	35,000	33,425
Buffalo Thunder Development Authority Senior Notes 9.38% due 12/15/14†*(15)	750,000	133,125
CCM Merger, Inc. Notes 8.00% due 08/01/13*	150,000	123,000
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	220,000	173,800

Security Description	Principal Amount(18)	Market Value (Note 2)
Special Purpose Entities (continued)
FireKeepers Development Authority Senior Notes 13.88% due 05/01/15*	$175,000	$185,937
Fox Acquisition Sub LLC Senior Notes 13.38% due 07/15/16*	250,000	158,750
Local TV Finance LLC Senior Notes 9.25% due 06/15/15*(8)	141,750	48,195
Southern Star Central Corp. Senior Notes 6.75% due 03/01/16	150,000	143,250
		999,482
Steel-Producers — 0.5%
AK Steel Corp. Company Guar. Notes 7.75% due 06/15/12	100,000	100,375
Ryerson, Inc. Company Guar. Notes 7.86% due 11/01/14(1)	215,000	188,125
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15	285,000	270,750
Steel Dynamics, Inc. Company Guar. Notes 6.75% due 04/01/15	180,000	172,350
		731,600
Steel-Specialty — 0.1%
Allegheny Technologies, Inc. Senior Notes 9.38% due 06/01/19	100,000	113,217
Storage/Warehousing — 0.3%
Mobile Mini, Inc. Notes 6.88% due 05/01/15	155,000	141,437
Mobile Mini, Inc. Company Guar. Notes 9.75% due 08/01/14	290,000	295,075
		436,512
Telecom Services — 0.9%
Cincinnati Bell Telephone Co., LLC Company Guar. Notes 7.27% due 12/11/23	100,000	69,500
PAETEC Holding Corp. Senior Sec. Notes 8.88% due 06/30/17*	200,000	199,000
PAETEC Holding Corp. Company Guar. Notes 9.50% due 07/15/15	450,000	408,375
Qwest Corp. Senior Notes 8.38% due 05/01/16*	125,000	129,375
Qwest Corp. Senior Notes 8.88% due 03/15/12	300,000	315,750

Seasons Series Trust Strategic Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount(18)	Market Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Telecom Services (continued)
SBA Telecommunications, Inc. Company Guar. Notes 8.25% due 08/15/19*	$225,000	$231,750
		1,353,750
Telephone-Integrated — 2.2%
Citizens Communications Co. Senior Notes 7.13% due 03/15/19	150,000	141,375
Citizens Communications Co. Senior Notes 9.00% due 08/15/31	210,000	205,800
Frontier Communications Corp. Senior Notes 8.13% due 10/01/18	300,000	301,875
Level 3 Financing, Inc. Company Guar. Notes 8.75% due 02/15/17	390,000	323,700
Level 3 Financing, Inc. Senior Notes 12.25% due 03/15/13	540,000	545,400
Qwest Capital Funding, Inc. Notes 7.25% due 02/15/11	175,000	175,000
Qwest Communications International, Inc. Company Guar. Notes 7.50% due 02/15/14	50,000	49,375
Qwest Communications International, Inc. Company Guar. Notes, Series B 7.50% due 02/15/14	25,000	24,688
Qwest Communications International, Inc. Company Guar. Notes 8.00% due 10/01/15*	75,000	74,906
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/28	1,425,000	1,189,875
Valor Telecommunications Enterprises LLC Company Guar. Notes 7.75% due 02/15/15	80,000	82,000
Windstream Corp. Senior Notes 7.88% due 11/01/17*	100,000	99,500
		3,213,494
Television — 0.1%
Allbritton Communications Co. Senior Sub. Notes 7.75% due 12/15/12	215,000	202,100
Bonten Media Acquisition Co. Company Guar. Notes 9.00% due 06/01/15*(8)	31,462	10,304
Paxson Communications Corp. Senior Sec. Notes 7.38% due 01/15/13†*(14)(15)	660,543	8,257

Security Description	Principal Amount(18)	Market Value (Note 2)
Television (continued)
Young Broadcasting, Inc. Senior Sub. Notes 8.75% due 01/15/14†(14)(15)	$120,000	$150
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11†(14)(15)	220,000	275
		221,086
Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc. Senior Notes 7.20% due 04/15/12	55,000	57,018
Theaters — 0.3%
AMC Entertainment, Inc. Senior Sub. Notes 8.00% due 03/01/14	155,000	149,575
AMC Entertainment, Inc. Senior Notes 8.75% due 06/01/19	150,000	154,875
AMC Entertainment, Inc. Senior Sub Notes 11.00% due 02/01/16	70,000	74,550
		379,000
Transactional Software — 0.2%
Open Solutions, Inc. Company Guar. Notes 9.75% due 02/01/15*	520,000	359,450
Transport-Air Freight — 0.5%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 07/02/20	372,670	290,683
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 07/02/16	39,744	29,808
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 07/02/21	300,689	216,496
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 07/02/21*	136,181	98,050
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class B 9.06% due 07/02/17	72,299	64,346
		699,383
Transport-Services — 0.2%
Bristow Group, Inc. Senior Notes 7.50% due 09/15/17	165,000	156,750
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	95,000	89,181
		245,931

Seasons Series Trust Strategic Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount(18)	Market Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Wireless Equipment — 0.1%
CC Holdings GS V LLC/ Crown Castle GS III Corp. Senior Notes 7.75% due 05/01/17*	$75,000	$77,625
Total U.S. Corporate Bonds & Notes (cost $58,083,464)		57,035,253
FOREIGN CORPORATE BONDS & NOTES — 8.4%
Banks-Commercial — 1.3%
Banco Mercantil del Norte SA Sub. Bonds 6.14% due 10/13/16*(1)	50,000	48,030
ICICI Bank, Ltd. Sub. Bonds 6.38% due 04/30/22(1)	100,000	82,000
RSHB Capital SA for OJSC Russian Agricultural Bank Senior Sec. Notes 6.30% due 05/15/17*	316,000	301,748
RSHB Capital SA for OJSC Russian Agricultural Bank Sec. Notes 7.13% due 01/14/14	300,000	309,375
RSHB Capital SA for OJSC Russian Agricultural Bank Sec. Notes 7.13% due 01/14/14*	580,000	596,124
RSHB Capital SA for OJSC Russian Agricultural Bank Senior Notes 9.00% due 06/11/14	100,000	109,557
RSHB Capital SA for OJSC Russian Agricultural Bank Senior Notes 9.00% due 06/11/14*	450,000	492,750
		1,939,584
Broadcast Services/Program — 0.1%
Grupo Televisa SA Senior Notes 6.63% due 03/18/25	100,000	99,006
Building-Heavy Construction — 0.1%
Odebrecht Finance, Ltd. Company Guar. Notes 7.50% due 10/18/17	100,000	102,000
Cellular Telecom — 0.6%
America Movil SAB de CV Company Guar. Bonds 5.63% due 11/15/17	92,000	95,115
True Move Co., Ltd. Company Guar. Notes 10.38% due 08/01/14*	100,000	92,500
True Move Co., Ltd. Company Guar. Bonds 10.75% due 12/16/13	200,000	188,000
True Move Co., Ltd. Company Guar. Bonds 10.75% due 12/16/13*	200,000	192,000

Security Description	Principal Amount(18)	Market Value (Note 2)
Cellular Telecom (continued)
UBS Luxembourg S.A. Sec. Bonds 8.25% due 05/23/16	$100,000	$100,500
VIP Finance Ireland, Ltd. Notes 8.38% due 04/30/13	200,000	208,500
		876,615
Diversified Financial Services — 0.3%
TNK-BP Finance SA Company Guar. Notes 7.50% due 07/18/16	210,000	205,800
TNK-BP Finance SA Bonds 7.50% due 07/18/16*	100,000	97,250
TNK-BP Finance SA Company Guar. Notes 7.88% due 03/13/18	100,000	98,250
		401,300
Diversified Manufacturing Operations — 0.1%
Bombardier, Inc. Senior Notes 8.00% due 11/15/14*	130,000	133,250
Diversified Minerals — 1.1%
Rio Tinto Finance USA, Ltd. Company Guar. Notes 9.00% due 05/01/19	100,000	122,757
Teck Resources, Ltd. Senior Sec. Notes 10.25% due 05/15/16	200,000	226,000
Teck Resources, Ltd. Senior Sec. Notes 10.75% due 05/15/19	155,000	180,188
Vale Overseas, Ltd. Company Guar. Bonds 6.88% due 11/21/36	1,113,000	1,151,433
		1,680,378
Electric-Integrated — 0.1%
Centrais Eletricas Brasileiras SA Senior Notes 6.88% due 07/30/19*	100,000	108,000
Electric-Transmission — 0.1%
EEB International, Ltd. Company Guar. Notes 8.75% due 10/31/14*	100,000	107,500
Finance-Other Services — 0.2%
Lukoil International Finance BV Company Guar. Notes 6.36% due 06/07/17	300,000	289,140
Food-Meat Products — 0.1%
JBS SA Company Guar. Notes 9.38% due 02/07/11	129,000	132,225
JBS SA Senior Notes 10.50% due 08/04/16*	75,000	78,000
		210,225

Seasons Series Trust Strategic Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount(18)	Market Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Medical Products — 0.2%
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 4.11% due 12/01/13(1)	$335,000	$283,075
Metal-Diversified — 0.2%
Vedanta Resources PLC Senior Notes 8.75% due 01/15/14*	120,000	119,700
Vedanta Resources PLC Senior Notes 8.75% due 01/15/14	200,000	198,000
		317,700
Multimedia — 0.1%
Quebecor Media, Inc. Senior Notes 7.75% due 03/15/16	75,000	74,250
Oil Companies-Exploration & Production — 0.6%
Compton Petroleum Finance Corp. Company Guar. Notes 7.63% due 12/01/13	15,000	11,325
KazMunaiGaz Finance Sub BV Company Guar. Notes 8.38% due 07/02/13	200,000	211,750
KazMunaiGaz Finance Sub BV Company Guar. Notes 8.38% due 07/02/13*	120,000	127,800
OPTI Canada, Inc. Senior Sec. Notes 7.88% due 12/15/14	645,000	493,425
OPTI Canada, Inc. Senior Notes 8.25% due 12/15/14	100,000	77,500
		921,800
Oil Companies-Integrated — 1.0%
Ecopetrol SA Notes 7.63% due 07/23/19*	150,000	164,250
Petroleos Mexicanos Company Guar. Notes 8.00% due 05/03/19	320,000	365,440
Petroleum Co. of Trinidad & Tobago, Ltd. Senior Notes 9.75% due 08/14/19*	100,000	113,250
Petronas Capital, Ltd. Company Guar. Notes 5.25% due 08/12/19*	810,000	821,833
		1,464,773
Oil-Field Services — 0.2%
North American Energy Partners, Inc. Senior Notes 8.75% due 12/01/11	300,000	294,000
Paper & Related Products — 0.1%
Celulosa Arauco y Constitucion SA Senior Notes 7.25% due 07/29/19*	40,000	44,042

Security Description	Principal Amount(18)	Market Value (Note 2)
Paper & Related Products (continued)
PE Paper Escrow GmbH Senior Sec. Notes 12.00% due 08/01/14*	$100,000	$106,843
		150,885
Printing-Commercial — 0.0%
Quebecor World Capital Corp. Bonds 6.50% due 08/01/27†(6)(9)	375,000	0
Satellite Telecom — 0.7%
Intelsat Intermediate Holding Co., Ltd. Company Guar. Notes 9.50% due 02/01/15(2)	250,000	249,375
Intelsat Subsidiary Holding Co., Ltd. Company Guar. Notes 8.50% due 01/15/13	305,000	308,813
Intelsat Subsidiary Holding Co., Ltd. Senior Notes 8.88% due 01/15/15*	200,000	202,500
Intelsat Subsidiary Holding Co., Ltd. Company Guar. Notes 8.88% due 01/15/15	260,000	264,550
		1,025,238
Special Purpose Entity — 0.0%
Hellas Telecommunications Luxembourg II Sub. Notes 6.26% due 01/15/15*(1)(19)	275,000	42,625
Steel-Producers — 0.1%
Evraz Group SA Notes 8.88% due 04/24/13	150,000	144,750
Steel-Specialty — 0.1%
GTL Trade Finance, Inc. Company Guar. Notes 7.25% due 10/20/17*	200,000	211,000
Telecom Services — 0.7%
Global Crossing UK Finance PLC Company Guar. Notes 10.75% due 12/15/14	263,000	248,535
Globo Comunicacoes E Participacoes SA Bonds 7.25% due 04/26/22*	200,000	210,000
Wind Acquisition Finance SA Senior Sec. Bonds 10.75% due 12/01/15*	105,000	115,500
Wind Acquisition Finance S.A. Senior Notes 11.75% due 07/15/17*	545,000	614,487
		1,188,522
Telephone-Integrated — 0.2%
Axtel SAB de CV Company Guar. Notes 7.63% due 02/01/17	230,000	220,800
Axtel SAB de CV Senior Notes 7.63% due 02/01/17*	50,000	48,000
		268,800

Seasons Series Trust Strategic Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount(18)		Market Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Transport-Rail — 0.0%
TFM SA de CV Senior Notes 9.38% due 05/01/12		$30,000	$30,450
Transport-Services — 0.1%
TGI International, Ltd. Company Guar. Notes 9.50% due 10/03/17		100,000	107,500
Total Foreign Corporate Bonds & Notes (cost $11,578,336)			12,472,366
FOREIGN GOVERNMENT AGENCIES — 7.4%
Sovereign — 7.4%
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/12	BRL	1,930,000	1,084,868
Federal Republic of Brazil Bonds 7.13% due 01/20/37		300,000	357,750
Federal Republic of Brazil Notes 8.00% due 01/15/18		236,111	273,417
Federal Republic of Brazil Notes 11.00% due 08/17/40		300,000	403,500
Gabonese Republic Senior Notes 8.20% due 12/12/17*		132,000	137,940
Republic of Argentina Notes 5.25% due 12/31/38(2)		40,000	13,400
Republic of Argentina Bonds 7.00% due 09/12/13		266,000	206,150
Republic of Argentina Bonds 8.28% due 12/31/33		200,508	135,343
Republic of Colombia Notes 7.38% due 01/27/17		100,000	114,600
Republic of Colombia Notes 7.38% due 03/18/19		310,000	354,485
Republic of Colombia Bonds 7.38% due 09/18/37		240,000	271,200
Republic of Indonesia Senior Bonds 6.88% due 01/17/18		200,000	215,000
Republic of Indonesia Bonds 10.25% due 07/15/22	IDR	405,000,000	41,295
Republic of Indonesia Bonds 11.00% due 09/15/25	IDR	666,000,000	70,285
Republic of Indonesia Bonds 11.50% due 09/15/19	IDR	2,000,000,000	225,436

Security Description	Principal Amount(18)	Market Value (Note 2)
Sovereign (continued)
Republic of Panama Bonds 6.70% due 01/26/36	$348,000	$384,540
Republic of Panama Notes 7.25% due 03/15/15	88,000	100,540
Republic of Panama Bonds 9.38% due 04/01/29	75,000	102,375
Republic of Peru Bonds 6.55% due 03/14/37	120,000	130,200
Republic of Peru Notes 7.35% due 07/21/25	248,000	289,540
Republic of Peru Bonds 8.38% due 05/03/16	50,000	60,875
Republic of Turkey Notes 6.75% due 04/03/18	550,000	579,590
Republic of Turkey Notes 6.88% due 03/17/36	911,000	911,000
Republic of Turkey Senior Bonds 7.00% due 03/11/19	410,000	437,675
Republic of Turkey Senior Bonds 11.88% due 01/15/30	100,000	161,250
Republic of Venezuela Bonds 5.75% due 02/26/16	1,460,000	1,073,100
Republic of Venezuela Notes 8.50% due 10/08/14	193,000	171,770
Republic of Venezuela Bonds 9.38% due 01/13/34	308,000	237,160
Russian Federation Senior Bonds 7.50% due 03/31/30(2)	1,659,840	1,801,922
United Mexican States Notes 5.63% due 01/15/17	30,000	31,140
United Mexican States Notes 5.95% due 03/19/19	180,000	189,000
United Mexican States Notes 6.75% due 09/27/34	371,000	408,100
Total Foreign Government Agencies (cost $9,980,812)		10,974,446

Seasons Series Trust Strategic Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount(18)	Market Value (Note 2)
U.S. GOVERNMENT AGENCIES — 41.9%
Federal Home Loan Mtg. Corp. — 10.9%
4.50% due 11/01/19	$241,385	$254,084
5.00% due 06/01/19	47,485	50,404
5.00% due 09/01/19	111,362	118,209
5.00% due 07/01/35	214,235	222,145
5.00% due 06/01/38	2,572,178	2,661,765
5.50% due 07/01/35	191,813	201,504
5.50% due 09/01/35	385,047	404,500
5.50% due 11/01/37	1,208,674	1,266,904
5.50% due 07/01/38	1,772,191	1,857,471
5.50% due October TBA	1,000,000	1,046,562
6.00% due 09/01/22	105,500	112,426
6.00% due 01/01/34	102,242	108,607
6.00% due 08/01/35	345,872	366,646
6.00% due 01/01/38	1,259,510	1,333,191
6.00% due October TBA	3,189,000	3,365,390
6.50% due 11/01/36	2,499,663	2,668,495
Federal Home Loan Mtg. Corp., REMIC Series 2942, Class TF 0.59% due 03/15/35(1)(5)	107,142	106,593
		16,144,896
Federal National Mtg. Assoc. — 30.2%
2.86% due 03/01/35(1)	2,507,778	2,546,610
3.23% due 09/01/34(1)	427,152	433,143
4.01% due 08/01/35(1)	3,563,696	3,689,979
4.50% due 06/01/19	517,659	545,215
4.50% due 03/01/23	426,815	442,867
4.50% due 04/01/38	2,387,607	2,421,919
4.50% due 04/01/39	982,326	996,447
4.50% due 04/01/39	1,467,696	1,488,641
4.58% due 12/01/34(1)	59,132	61,109
4.62% due 02/01/34(1)	25,214	25,988
4.69% due 10/01/34(1)	486,595	491,888
5.00% due 01/01/20	38,882	41,212
5.00% due 04/01/20	21,791	23,042
5.00% due 08/01/20	501,667	530,473
5.00% due 05/01/23	447,095	469,460
5.00% due 06/01/34	550,753	571,257
5.00% due 04/01/35	478,177	495,680
5.00% due 08/01/35	218,975	226,990
5.00% due 09/01/35	840,015	870,763
5.00% due 05/01/37	481,132	497,766
5.00% due 03/01/38	479,644	496,200
5.00% due 04/01/38	1,249,807	1,293,016
5.00% due 05/01/38	2,835,650	2,933,527
5.00% due 07/01/38	889,995	920,715
5.00% due October TBA	1,750,000	1,807,421
5.04% due 09/01/35(1)	2,336,758	2,447,463
5.50% due 09/01/19	39,315	42,076
5.50% due 10/01/22	225,233	238,554
5.50% due 02/01/35	414,876	435,706
5.50% due 03/01/35	437,674	459,649
5.50% due 06/01/35	80,891	84,952
5.50% due 07/01/35	220,127	231,179
5.50% due 08/01/35	359,892	378,187
5.50% due 09/01/35	185,294	194,597
5.50% due 11/01/35	1,347,819	1,415,491
5.50% due 02/01/36	360,228	377,808

Security Description	Shares/ Principal Amount(18)	Market Value (Note 2)
Federal National Mtg. Assoc. (continued)
5.50% due 03/01/36	$176,090	$184,931
5.50% due 03/01/37	864,700	906,224
5.50% due 09/01/37	359,639	376,909
5.50% due 06/01/38	991,254	1,038,390
5.50% due 08/01/38	921,055	964,853
6.00% due 09/01/32	50,716	54,142
6.00% due 10/01/34	251,717	267,465
6.00% due 08/01/35	337,894	360,730
6.00% due 11/01/35	138,908	147,251
6.00% due 01/01/36	284,123	301,188
6.00% due 03/01/36	195,258	206,620
6.00% due 05/01/36	221,157	234,026
6.00% due 09/01/38	176,128	186,064
6.00% due October TBA	2,500,000	2,637,500
6.50% due October TBA	3,375,000	3,607,031
7.50% due 02/01/30	69,808	77,487
Federal National Mtg. Assoc., REMIC Series 2005-58, Class FC 0.50% due 07/25/35(1)(5)	506,476	494,304
Series 2007-1, Class NF 0.50% due 02/25/37(1)(5)	551,269	533,410
Series 2005-122, Class FN 0.60% due 01/25/36(1)(5)	1,392,132	1,363,455
		44,568,970
Government National Mtg. Assoc. — 0.9%
6.00% due 02/20/35	75,782	80,555
6.00% due October TBA	1,000,000	1,055,625
6.50% due 10/20/34	61,960	66,052
		1,202,232
Total U.S. Government Agencies (cost $60,083,628)		61,916,098
COMMON STOCK — 0.4%
Energy-Alternate Sources — 0.0%
VeraSun Energy Corp.†(6)	275,000	0
Food-Misc. — 0.0%
Wornick Co.(6)(7)(9)	765	38,250
Independent Power Producers — 0.0%
Mirant Corp.†	217	3,565
Oil Companies-Exploration & Production — 0.4%
Energy Partners, Ltd.†	16,065	119,845
EXCO Resources, Inc.	20,525	383,612
MXEnergy Holdings, Inc.(6)	21,375	28,643
		532,100
Paper & Related Products — 0.0%
Caraustar Industries, Inc.(6)	25	41,925
Printing-Commercial — 0.0%
World Color Press, Inc.†	2,424	23,270
Total Common Stock (cost $914,846)		639,110
WARRANTS — 0.0%
Printing-Commercial — 0.0%
World Color Press, Inc. Expires 07/20/14 (strike price $13.00)†	1,374	4,190

Seasons Series Trust Strategic Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Shares/ Principal Amount(18)	Market Value (Note 2)
WARRANTS (continued)
Printing-Commercial (continued)
World Color Press, Inc. Expires 07/20/14 (strike price $16.30)†	1,374	$2,817
Total Warrants (cost $46,393)		7,007
Total Long-Term Investment Securities (cost $152,829,029)		152,775,977
SHORT-TERM INVESTMENT SECURITIES — 5.6%
Time Deposit — 5.5%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 10/01/09	$8,163,000	8,163,000
U.S. Government Treasury — 0.0%
United States Treasury Bills 0.09% due 11/27/09	50,000	49,988
Total Short-Term Investment Securities (cost $8,212,988)		8,212,988
TOTAL INVESTMENTS (cost $161,042,017)(17)	108.9%	160,988,965
Liabilities in excess of other assets	(8.9)	(13,162,936)
NET ASSETS	100.0%	$147,826,029

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2009, the aggregate value of these securities was $20,957,311 representing 14.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)  Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of September 30, 2009.

(2)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.

(3)  Commercial Mortgage Backed Security

(4)  Variable Rate Security — the rate reflected is as of September 30, 2009, maturity date reflects the stated maturity date.

(5)  Collateralized Mortgage Obligation

(6)  Fair valued security. Securities are classified as Level 3 disclosures based on the securities valuation inputs; see Note 2.

(7)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contactual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2009, the Strategic Fixed Income Portfolio held the following restricted securities:

Name	Acquisition Date	Shares/ Principal Amount	Acquistion Cost	Market Value	Market Value Per Share	% of Net Assets
ICO North America, Inc. Notes '7.50% due '08/15/09	08/11/05	$25,000	$25,000
	02/15/08	1,000	1,000
	09/11/08	1,000	1,000
	02/26/09	1,000	1,000
		$28,000	$28,000	$9,800	$35.00	0.01%
Wornick Co.	08/08/08	765	98,621	38,250	50.00	0.03
				$48,050		0.04%

(8)  Income may be received in cash or additional shares at the discretion of the issuer.

(9)  Illiquid security. At September 30, 2009, the aggregate value of these securities was $307,385 represting 0.2% of net assets.

(10)  Perpetual maturity — maturity date reflects next call date.

(11)  Bond is in default and did not pay principal at maturity.

(12)  Subsequent to September 30, 2009, the company has filed Chapter 11 bankruptcy protection.

(13)  PIK ("Payment-in-Kind") security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.

(14)  Company has filed for Chapter 11 bankruptcy protection.

(15)  Bond in default

(16)  Default and did not pay principal at maturity

(17)  See Note 3 for cost of investments on a tax basis.

(18)  Denominated in United States dollars unless otherwise indicated.

(19)  Bond is in default of interest subsequent to September 30, 2009.

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

BRL — Brazilian Real

IDR — Indonesian Rupiah

Seasons Series Trust Strategic Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2009 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Asset Backed Securities	$—	$9,721,897	$—	$9,721,897
Convertible Bonds & Notes	—	—	9,800	9,800
U.S. Corporate Bonds & Notes	—	55,626,804	1,408,449	57,035,253
Foreign Corporate Bonds & Notes	—	12,472,366	0	12,472,366
Foreign Government Agencies	—	10,974,446	—	10,974,446
U.S. Government Agencies	—	61,916,098	—	61,916,098
Common Stock	530,292	—	108,818	639,110
Warrants	7,007	—	—	7,007
Short-Term Investment Securities:
Time Deposit	—	8,163,000	—	8,163,000
U.S. Government Treasury	—	49,988	—	49,988
Total	$537,299	$158,924,599	$1,527,067	$160,988,965

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Loans	Foreign Corporate Bonds & Notes	Common Stock	Preferred Stock
Balance as of 3/31/2009	$5,600	$1,043,168	$419,343	$—	$38,250	$5,192
Accrued discounts/premiums	—	5,768	(215)	—	—	—
Realized gain(loss)	—	159	(2,206)	—	—	(58,056)
Change in unrealized appreciation(depreciation)	4,200	(111,473)	165,498	—	69,681	52,864
Net purchases(sales)	—	364,842	(582,420)	0	887	—
Transfers in and/or out of Level 3	—	105,985	—	—	—	—
Balance as of 9/30/2009	$9,800	$1,408,449	$—	$0	$108,818	$—

See Notes to Financial Statements

Seasons Series Trust Cash Management Portfolio

PORTFOLIO PROFILE — September 30, 2009 (unaudited)

Industry Allocation*
Banks-Foreign-U.S. Branch	21.4%
Asset Backed Commercial Paper/Fully Supported	14.7
U.S. Government Agencies	9.9
Asset Backed Commercial Paper/Diversified	9.3
Banks-Domestic	8.9
Asset Backed Commercial Paper/Auto	6.3
Diversified	5.2
U.S. Government Treasuries	4.5
Asset Backed Commercial Paper/Real Estate	4.4
Asset Backed Commercial Paper/Other	3.7
Asset Backed Commercial Paper/Credit Card	3.0
Foreign Bank	3.0
Food & Beverage	2.2
Asset Backed Commercial Paper/Hybrid	1.5
Asset Backed Commercial Paper/Trade Receivables	0.7
Municipal Bonds	0.7
Other	0.4
99.8%

Weighted average days to maturity — 45 days

Credit Quality#†
Government — Treasury	4.5%
Government — Agency .	9.9
AAA	0.7
A-1+	24.5
A-1	55.5
D	0.0
Not rated@	4.9
100.0%

*  Calculated as a percentage of net assets

#  Calculated as a percentage of total debt issues, including short term securities.

†  Source: Standard and Poors

@  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust Cash Management Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited)

Security Description	Principal Amount	Market Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 99.8%
Asset-Backed Commercial Paper — 43.6%
Atlantic Asset Securitization LLC 0.21% due 10/02/09*	$1,000,000	$999,994
Atlantic Asset Securitization LLC 0.21% due 10/08/09*	2,000,000	1,999,918
Atlantis One Funding Corp. 0.26% due 12/07/09*	4,000,000	3,997,960
Atlantis One Funding Corp. 0.28% due 01/25/10*	1,000,000	998,660
Barton Capital Corp. 0.30% due 11/04/09*	1,000,000	999,717
Barton Capital Corp. 0.31% due 10/09/09*	1,500,000	1,499,897
Barton Capital Corp. 0.33% due 10/06/09*	3,000,000	2,999,863
Cancara Asset Securitisation LLC 0.32% due 01/04/10*	2,000,000	1,997,080
Edison Asset Securitization LLC 0.26% due 11/24/09*	6,000,000	5,997,660
Fairway Finance Corp. 0.34% due 10/01/09*	1,000,000	1,000,000
Fairway Finance Corp. 0.36% due 10/06/09*	1,000,000	999,950
Fairway Finance LLC 0.33% due 10/05/09*	3,000,000	2,999,890
Falcon Asset Securitization Co. LLC 0.30% due 10/15/09*	1,500,000	1,499,825
Gemini Securitization Corp. LLC 0.21% due 10/07/09*	3,500,000	3,499,877
Gemini Securitization Corp. LLC 0.21% due 10/21/09*	1,000,000	999,883
Gemini Securitization Corp. LLC 0.24% due 12/11/09*	1,000,000	998,930
Gotham Funding Corp. 0.25% due 12/17/09*	1,000,000	998,840
Grampian Funding LLC 0.50% due 11/30/09*	2,000,000	1,998,333
Liberty Street Funding LLC 0.24% due 12/15/09*	1,000,000	998,870
Liberty Street Funding LLC 0.30% due 10/26/09*	1,800,000	1,799,625
LMA Americas LLC 0.23% due 10/23/09*	1,000,000	999,859
Matchpoint Master Trust 0.30% due 10/13/09*	5,000,000	4,999,500
Park Avenue Receivables Corp. 0.25% due 01/06/10*	1,000,000	999,306
Sheffield Receivables Corp. 0.25% due 10/28/09*	1,000,000	999,813
Sheffield Receivables Corp. 0.30% due 11/10/09*	1,000,000	999,667
Sheffield Receivables Corp. 0.31% due 10/15/09*	1,000,000	999,879
Starbird Funding Corp. 0.22% due 10/05/09*	1,500,000	1,499,963
Thunder Bay Funding LLC 0.21% due 10/01/09*	2,000,000	2,000,000
Thunder Bay Funding LLC 0.25% due 12/07/09*	2,000,000	1,997,980

Security Description	Principal Amount	Market Value (Note 2)
Variable Funding Capital Co. LLC 0.30% due 11/06/09*	$1,500,000	$1,499,550
Variable Funding Capital Co. LLC 0.32% due 10/14/09*	1,500,000	1,499,827
Victory Receivables Corp. 0.23% due 10/14/09*	1,000,000	999,917
Total Asset-Backed Commercial Paper (cost $58,784,769)		58,780,033
Certificates of Deposit — 24.4%
Banco Bilbao Vizcaya Argentaria 0.30% due 10/23/09	2,000,000	2,000,021
Banco Bilbao Vizcaya Argentaria 0.31% due 01/21/10	1,000,000	999,690
Bank of Montreal 0.25% due 12/18/09	1,000,000	999,820
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.34% due 11/06/09	1,000,000	1,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.34% due 11/09/09	2,000,000	2,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.35% due 11/20/09	1,000,000	1,000,000
Barclays Bank PLC 0.59% due 03/05/10	3,000,000	2,998,980
Deutsche Bank AG 0.30% due 10/26/09	4,000,000	4,000,000
Rabobank Nederland 0.35% due 03/24/10	1,000,000	999,760
Royal Bank of Scotland PLC 0.24% due 11/05/09	1,000,000	1,000,000
Royal Bank of Scotland PLC 0.25% due 10/30/09	1,000,000	1,000,000
Societe Generale 0.35% due 12/17/09	2,000,000	2,000,300
Sumitomo Mitsui Banking Corp. 0.30% due 12/01/09	4,000,000	3,999,800
Toronto Dominion Bank 0.33% due 03/18/10	1,000,000	1,000,140
Toronto Dominion Bank 0.40% due 02/08/10	1,000,000	1,000,540
UBS AG 0.39% due 11/25/09	1,000,000	1,000,000
UBS AG 0.42% due 11/25/09	3,000,000	3,000,000
UBS AG 0.50% due 11/17/09	3,000,000	3,000,000
Total Certificates of Deposit (cost $33,000,114)		32,999,051
Commercial Paper — 16.3%
Citigroup Funding, Inc. 0.37% due 10/06/09	2,000,000	1,999,897
General Electric Capital Corp. 0.32% due 10/22/09	7,000,000	6,998,693
JPMorgan Chase Funding, Inc. 0.45% due 10/16/09*	8,000,000	7,998,500
JPMorgan Chase Funding, Inc. 0.50% due 10/19/09*	1,000,000	999,750
The Coca-Cola Co. 0.25% due 10/05/09*	3,000,000	2,999,917

Seasons Series Trust Cash Management Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES (continued)
Commercial Paper (continued)
Wachovia Bank NA 0.51% due 11/27/09	$1,000,000	$999,193
Total Commercial Paper (cost $21,995,950)		21,995,950
U.S. Corporate Notes — 0.4%
Cheyne Finance LLC 4.83% due 10/25/07*(1)(2)(3)(4)(5)(6)	394,530	7,338
Cheyne Finance LLC 4.83% due 01/25/08*(1)(2)(3)(4)(5)(6)	592,099	11,013
Issuer Entity LLC 0.45% due 10/28/10(1)(2)(3)(7)	2,012,488	535,523
Total U.S. Corporate Notes (cost $2,037,759)		553,874
Municipal Bonds & Notes — 0.7%
Iowa Finance Authority Single Family Mtg. Revenue Bonds 0.35% due 10/01/09(3) (cost $945,000)	945,000	945,000
U.S. Government Agencies — 9.9%
Federal Home Loan Bank Disc. Notes 0.00% due 10/01/09	9,207,000	9,207,000
0.15% due 10/21/09	1,000,000	999,917
0.25% due 11/02/09	700,000	699,844
0.51% due 01/12/10	1,000,000	999,710
Federal Home Loan Mtg. Corp. Disc. Notes 0.25% due 11/02/09	1,500,000	1,499,667
Total U.S. Government Agencies (cost $13,404,968)		13,406,138
U.S. Government Treasuries — 4.5%
United States Treasury Bills 0.01% due 10/08/09	1,000,000	999,918
0.17% due 10/29/09	1,000,000	999,868
0.29% due 12/17/09	1,000,000	999,830
0.37% due 10/01/09	1,000,000	1,000,000
United States Treasury Notes 3.25% due 12/31/09	2,000,000	2,015,160
Total U.S. Government Treasuries (cost $6,013,411)		6,014,776
Total Short-Term Investment Securities — 99.8% (cost $136,181,971)		134,694,822
TOTAL INVESTMENTS (cost $136,181,971)(8)	99.8%	134,694,822
Other assets less liabilities	0.2	249,116
NET ASSETS	100.0%	$134,943,938

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2009, the aggregate value of these securities was $70,796,551 representing 52.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)  Fair valued security. Securities are classified as Level 3 disclosures based on the securities valuation inputs; see Note 2.

(2)  Illiquid security. At September 30, 2009, the aggregate value of these securities was $553,874 representing 0.4% of net assets.

(3)  Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of September 30, 2009.

(4)  Security in default

(5)  Security issued by a structured investment vehicle ("SIV"). These SIV's may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market's assessment thereof, factors concerning the interest in and structure of the issuer or the originator of the receivables, or the credit worthiness of the entities that provide any credit enhancements.

(6)  On August 28, 2007, mark to market losses experienced in the investment portfolio of SIV Portfolio, PLC ("SIV Portfolio") (formerly Cheyne Finance PLC), the issuer of the underlying notes held by Cheyne Finance LLC, the issuer of the medium term notes (the "Notes") held by the Portfolio, triggered the appointment of receivers (Deloitte & Touche LLP) (collectively, the "Receiver"). On October 17, 2007, the Receiver determined that SIV Portfolio was about to become unable to pay its debts as they came due and that an insolvency event had occurred. As a result of this determination, the Notes became immediately due and payable and are in default as a result of non payment. These events, which are based on published reports, materially adversely affect the ability of SIV Portfolio to make interest and principal payments due on the Notes. On April 16, 2008, however, the Receiver made a partial payment of principal and interest due on the Notes. On July 23, 2008, the Receiver concluded the sale of SIV Portfolio's investment portfolio and a distribution to senior creditors, including the Portfolio, was made. Furthermore, an additional distribution to senior creditors, including the Portfolio, was made on August 13, 2008. The market value of the Notes, as of September 30, 2009, represents the Notes' residual value that may be distributed to the Portfolio.

(7)  The secured liquidity notes ("SLNs") issued by the Ottimo Funding Ltd. ("Ottimo") and previously held by the Portfolio have been restructured. Effective November 1, 2007, the Portfolio exchanged its SLNs for notes (the "New Notes") issued by a new entity, Issuer Entity, LLC ("Issuer Entity"), in an amount equal to the aggregate outstanding principal amount of all the SLNs owned by the Portfolio, plus accrued and/or accreted interest through the date of issued of the New Notes. Issuer Entity then tendered SLNs as payment of the purchase price for the collateral which had been owned by Ottimo (and which had secured the SLNs), in an auction conducted pursuant to the Uniform Commercial Code and the terms of the transaction documents governing the SLNs). Issuer Entity acquired the collateral free and clear of any lien or interest on the part of the holders of Ottimo subordinated notes. As a result of this acquisition, the Portfolio now holds New Notes secured by collateral which had secured the SLNs. The New Notes were scheduled to mature on October 30, 2008 but were extended to October 28, 2010 by a vote of holders of two-thirds of the outstanding principal balance of the New Notes. The New Notes pay interest at a rate based on the weighted average coupon rate of the underlying collateral.

(8)  See Note 3 for cost of investments on a tax basis.

Seasons Series Trust Cash Management Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2009 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Short-Term Investment Securities:
Asset Backed Commerical Paper	$—	$58,780,033	$—	$58,780,033
Certificates of Deposit	—	32,999,051	—	32,999,051
Commerical Paper	—	21,995,950	—	21,995,950
Corporate Notes	—	—	553,874	553,874
Municipal Bonds & Notes	—	945,000	—	945,000
U.S. Government Agencies	—	13,406,138	—	13,406,138
U.S. Government Treasuries	3,014,990	2,999,786	—	6,014,776
Total	$3,014,990	$131,125,958	$553,874	$134,694,822

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Corporate Notes
Balance as of 3/31/2009	$541,433
Accrued discounts/premiums	—
Realized gain(loss)	—
Change in unrealized appreciation(depreciation)	123,710
Net purchases(sales)	(111,269)
Transfers in and/or out of Level 3	—
Balance as of 9/30/2009	$553,874

See Notes to Financial Statements

Seasons Series Trust Focus Growth Portfolio

PORTFOLIO PROFILE — September 30, 2009 (unaudited)

Industry Allocation*
Computers	17.0%
Web Portals/ISP	9.6
Medical-Biomedical/Gene	8.0
Retail-Drug Store	7.2
Repurchase Agreements	7.0
Electronic Components-Semiconductors	6.8
Retail-Restaurants	6.6
Chemicals-Diversified	5.0
Diversified Banking Institutions	4.3
Diversified Minerals	3.9
Engineering/R&D Services	3.6
Instruments-Scientific	3.6
Internet Security	3.3
Oil & Gas Drilling	3.3
Investment Management/Advisor Services	2.5
Finance-Other Services	2.2
Wireless Equipment	1.9
Retail-Computer Equipment	1.8
Index Fund	1.6
Multimedia	1.5
100.7%

*  Calculated as a percentage of net assets

Seasons Series Trust Focus Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK — 92.1%
Chemicals-Diversified — 5.0%
The Dow Chemical Co.	143,741	$3,747,328
Computers — 17.0%
Apple, Inc.†	51,039	9,461,099
Hewlett-Packard Co.	67,100	3,167,791
		12,628,890
Diversified Banking Institutions — 4.3%
JPMorgan Chase & Co.	34,529	1,513,061
The Goldman Sachs Group, Inc.	9,143	1,685,512
		3,198,573
Diversified Minerals — 3.9%
BHP Billiton PLC ADR	43,800	2,413,380
Vale SA ADR	21,130	488,737
		2,902,117
Electronic Components-Semiconductors — 6.8%
Avago Technologies, Ltd.†	71,104	1,213,745
Intel Corp.	111,067	2,173,581
Rovi Corp.†	49,800	1,673,280
		5,060,606
Engineering/R&D Services — 3.6%
ABB, Ltd. ADR†	133,230	2,669,929
Finance-Other Services — 2.2%
CME Group, Inc.	5,215	1,607,211
Instruments-Scientific — 3.6%
Thermo Fisher Scientific, Inc.†	60,573	2,645,223
Internet Security — 3.3%
Symantec Corp.†	150,200	2,473,794
Investment Management/Advisor Services — 2.5%
Invesco, Ltd.	81,300	1,850,388
Medical-Biomedical/Gene — 8.0%
Celgene Corp.†	63,303	3,538,638
Gilead Sciences, Inc.†	51,110	2,380,704
		5,919,342
Multimedia — 1.5%
News Corp., Class A	91,275	1,094,387
Oil & Gas Drilling — 3.3%
Transocean, Ltd.†	28,276	2,418,446
Retail-Computer Equipment — 1.8%
GameStop Corp., Class A†	50,500	1,336,735
Retail-Drug Store — 7.2%
CVS Caremark Corp.	150,577	5,381,622
Retail-Restaurants — 6.6%
Chipotle Mexican Grill, Inc., Class A†	37,245	3,614,627
McDonald's Corp.	23,242	1,326,421
		4,941,048
Web Portals/ISP — 9.6%
Google, Inc., Class A†	14,446	7,163,049
Wireless Equipment — 1.9%
QUALCOMM, Inc.	31,626	1,422,538
Total Common Stock (cost $53,064,966)		68,461,226

Security Description	Shares/ Principal Amount	Market Value (Note 2)
EXCHANGE TRADED FUND — 1.6%
Index Fund — 1.6%
iShares Russell 1000 Growth Index Fund (cost $1,169,673)	25,000	$1,157,750
Total Long-Term Investment Securities (cost $54,234,639)		69,618,976
REPURCHASE AGREEMENTS — 7.0%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 09/30/09, to be repurchased 10/01/09 in the amount of $1,422,000 and collateralized by $1,455,000 of United States Treasury Bills, bearing interest at 0.17%, due 03/18/10 and having an approximate value of $1,453,836.	$1,422,000	1,422,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 09/30/09, to be repurchased 10/01/09 in the amount of $1,779,000 and collateralized by $1,815,000 of Fedral Home Loan Mtg. Assoc. Notes, bearing interest at 0.66%, due 04/01/11 and having an approximate value of $1,817,269.	1,779,000	1,779,000
State Street Bank & Trust Co. Joint Repurchase Agreement(1)	2,003,000	2,003,000
Total Repurchase Agreements (cost $5,204,000)		5,204,000
TOTAL INVESTMENTS (cost $59,438,639)(2)	100.7%	74,822,976
Liabilities in excess of other assets	(0.7)	(503,931)
NET ASSETS	100.0%	$74,319,045

†  Non-income producing security

(1)  See Note 2 for details of Joint Repurchase Agreements.

(2)  See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

Seasons Series Trust Focus Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2009 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock
Chemicals-Diversified	$3,747,328	$—	$—	$3,747,328
Computers	12,628,890	—	—	12,628,890
Electronic Components - Semiconductors	5,060,606	—	—	5,060,606
Medical - Biomedical/Gene	5,919,342	—	—	5,919,342
Retail - Drug Store	5,381,622	—	—	5,381,622
Retail - Restaurants	4,941,048	—	—	4,941,048
Web Portals/ ISP	7,163,049	—	—	7,163,049
Other Industries*	23,619,341	—	—	23,619,341
Exchange Traded Fund	1,157,750	—	—	1,157,750
Repurchase Agreements	—	5,204,000	—	5,204,000
Total	$69,618,976	$5,204,000	$—	$74,822,976

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

See Notes to Financial Statements

Seasons Series Trust Focus TechNet Portfolio

PORTFOLIO PROFILE — September 30, 2009 (unaudited)

Industry Allocation*
Computers	9.5%
Wireless Equipment	9.1
Electronic Components-Semiconductors	8.9
Web Portals/ISP	8.8
Repurchase Agreements	8.1
Computer Services	7.5
Applications Software	6.4
Computers-Integrated Systems	4.9
Web Hosting/Design	4.1
Cellular Telecom	3.7
E-Commerce/Products	3.5
Networking Products	3.3
Electronic Forms	3.1
Enterprise Software/Service	2.9
Entertainment Software	2.8
Telecom Services	2.4
Software Tools	2.3
Internet Infrastructure Software	2.3
Internet Security	2.2
E-Commerce/Services	2.1
Finance-Investment Banker/Broker	2.1
100.0%

*  Calculated as a percentage of net assets

Seasons Series Trust Focus TechNet Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK — 91.9%
Applications Software — 6.4%
Nuance Communications, Inc.†	45,000	$673,200
Salesforce.com, Inc.†	21,900	1,246,767
		1,919,967
Cellular Telecom — 3.7%
NII Holdings, Inc.†	37,200	1,115,256
Computer Services — 7.5%
Cognizant Technology Solutions Corp., Class A†	36,825	1,423,654
IHS, Inc., Class A†	16,000	818,080
		2,241,734
Computers — 9.5%
Apple, Inc.†	6,100	1,130,757
Hewlett-Packard Co.	20,400	963,084
Research In Motion, Ltd.†	11,300	763,315
		2,857,156
Computers-Integrated Systems — 4.9%
Riverbed Technology, Inc.†	67,205	1,475,822
E-Commerce/Products — 3.5%
Amazon.com, Inc.†	11,355	1,060,103
E-Commerce/Services — 2.1%
Expedia, Inc.†	26,300	629,885
Electronic Components-Semiconductors — 8.9%
Avago Technologies, Ltd.†	55,000	938,850
Intel Corp.	50,000	978,500
Rovi Corp.†	22,000	739,200
		2,656,550
Electronic Forms — 3.1%
Adobe Systems, Inc.†	27,700	915,208
Enterprise Software/Service — 2.9%
Oracle Corp.	41,900	873,196
Entertainment Software — 2.8%
Activision Blizzard, Inc.†	68,200	844,998
Finance-Investment Banker/Broker — 2.1%
The Charles Schwab Corp.	32,400	620,460
Internet Infrastructure Software — 2.3%
F5 Networks, Inc.†	17,500	693,525
Internet Security — 2.2%
McAfee, Inc.†	15,200	665,608
Networking Products — 3.3%
Cisco Systems, Inc.†	42,300	995,742
Software Tools — 2.3%
VMware, Inc., Class A†	17,300	694,941
Telecom Services — 2.4%
China Telecom Corp., Ltd. ADR	15,230	720,379
Web Hosting/Design — 4.1%
Equinix, Inc.†	13,185	1,213,020
Web Portals/ISP — 8.8%
Google, Inc., Class A†	4,000	1,983,400
NetEase.com, Inc. ADR†	14,000	639,520
		2,622,920
Wireless Equipment — 9.1%
QUALCOMM, Inc.	39,555	1,779,184

Security Description	Shares/ Principal Amount	Market Value (Note 2)
Wireless Equipment (continued)
SBA Communications Corp., Class A†	35,500	$959,565
		2,738,749
Total Long-Term Investment Securities (cost $22,657,172)		27,555,219
REPURCHASE AGREEMENTS — 8.1%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 09/30/09, to be repurchased 10/01/09 in the amount of $1,831,001 and collateralized by $1,875,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 0.66% due 04/01/11 and having an approximate value of $1,877,344	$1,831,000	1,831,000
State Street Bank & Trust Co. Joint Repurchase Agreement(1)	595,000	595,000
Total Repurchase Agreements (cost $2,426,000)		2,426,000
TOTAL INVESTMENTS (cost $25,083,172)(2)	100.0%	29,981,219
Other assets less liabilities	0.0	9,746
NET ASSETS	100.0%	$29,990,965

†  Non-income producing security

(1)  See Note 2 for details of Joint Repurchase Agreement.

(2)  See Note 3 for cost of investments on a tax basis

ADR — American Depository Receipt

Seasons Series Trust Focus TechNet Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2009 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock
Applications Software	$1,919,967	$—	$—	$1,919,967
Computer Services	2,241,734	—	—	2,241,734
Computers	2,857,156	—	—	2,857,156
Electronic Components - Semiconductors	2,656,550	—	—	2,656,550
Web Portals/ISP	2,622,920	—	—	2,622,920
Wireless Equipment	2,738,749	—	—	2,738,749
Other Industries*	12,518,143	—	—	12,518,143
Repurchase Agreements	—	2,426,000	—	2,426,000
Total	$27,555,219	$2,426,000	$—	$29,981,219

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

See Notes to Financial Statements

Seasons Series Trust Focus Growth and Income Portfolio

PORTFOLIO PROFILE — September 30, 2009 (unaudited)

Industry Allocation*
Oil & Gas Drilling	10.3%
Oil Companies-Integrated	9.3
Computers	8.6
Diversified Banking Institutions	7.2
Chemicals-Diversified	5.4
Wireless Equipment	4.9
Telephone-Integrated	4.1
Special Purpose Entities	3.9
Web Portals/ISP	3.7
Banks-Super Regional	3.6
Diversified Minerals	3.5
Diversified Manufacturing Operations	3.4
Applications Software	3.3
Insurance Brokers	3.3
Electronic Components-Semiconductors	3.2
Medical Products	3.1
Aerospace/Defense	3.0
Insurance-Multi-line	3.0
Electric-Integrated	2.8
Retail-Drug Store	2.7
Retail-Discount	2.5
Repurchase Agreements	2.0
Retail-Restaurants	1.9
Time Deposits	1.3
100.0%

*  Calculated as a percentage of net assets

Seasons Series Trust Focus Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK — 92.8%
Aerospace/Defense — 3.0%
Boeing Co.	21,700	$1,175,056
Applications Software — 3.3%
Microsoft Corp.	50,000	1,294,500
Banks-Super Regional — 3.6%
US Bancorp	63,600	1,390,296
Chemicals-Diversified — 5.4%
The Dow Chemical Co.	81,113	2,114,616
Computers — 8.6%
Apple, Inc.†	9,551	1,770,469
Dell, Inc.†	105,100	1,603,826
		3,374,295
Diversified Banking Institutions — 7.2%
Bank of America Corp.	30,000	507,600
JPMorgan Chase & Co.	29,994	1,314,337
The Goldman Sachs Group, Inc.	5,293	975,765
		2,797,702
Diversified Manufacturing Operations — 3.4%
General Electric Co.	80,000	1,313,600
Diversified Minerals — 3.5%
BHP Billiton PLC ADR	24,900	1,371,990
Electric-Integrated — 2.8%
FPL Group, Inc.	20,000	1,104,600
Electronic Components-Semiconductors — 3.2%
Intel Corp.	64,518	1,262,617
Insurance Brokers — 3.3%
Willis Group Holdings, Ltd.	45,800	1,292,476
Insurance-Multi-line — 3.0%
Hartford Financial Services Group, Inc.	43,800	1,160,700
Medical Products — 3.1%
Johnson & Johnson	20,000	1,217,800
Oil & Gas Drilling — 10.3%
Helmerich & Payne, Inc.	29,300	1,158,229
Patterson-UTI Energy, Inc.	90,500	1,366,550
Transocean, Ltd.†	17,538	1,500,025
		4,024,804
Oil Companies-Integrated — 9.3%
ConocoPhillips	50,000	2,258,000
Marathon Oil Corp.	43,700	1,394,030
		3,652,030
Retail-Discount — 2.5%
Wal-Mart Stores, Inc.	20,000	981,800
Retail-Drug Store — 2.7%
CVS Caremark Corp.	30,000	1,072,200
Retail-Restaurants — 1.9%
McDonald's Corp.	13,199	753,267
Telephone-Integrated — 4.1%
AT&T, Inc.	60,000	1,620,600
Web Portals/ISP — 3.7%
Google, Inc., Class A†	2,916	1,445,898

Security Description	Shares/ Principal Amount	Market Value (Note 2)
Wireless Equipment — 4.9%
Crown Castle International Corp.†	33,900	$1,063,104
QUALCOMM, Inc.	18,694	840,856
		1,903,960
Total Common Stock (cost $31,352,417)		36,324,807
U.S. CORPORATE BONDS & NOTES — 3.9%
Special Purpose Entity — 3.9%
Goldman Sachs Capital II Company Guar. Bonds 5.79% due 06/01/12(1)(2) (cost $1,075,956)	$2,100,000	1,512,000
Total Long-Term Investment Securities (cost $32,428,373)		37,836,807
SHORT-TERM INVESTMENT SECURITIES — 1.3%
Time Deposit — 1.3%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 10/01/09 (cost $508,000)	508,000	508,000
REPURCHASE AGREEMENTS — 2.0%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 09/30/09, to be repurchased 10/01/09 in the amount of $659,000 and collateralized by $675,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 0.66% due 04/01/11 and having approximate value of $675,844	659,000	659,000
State Street Bank & Trust Co. Joint Repurchase Agreement(3)	136,000	136,000
Total Repurchase Agreements (cost $795,000)		795,000
TOTAL INVESTMENTS (cost $33,731,373)(4)	100.0%	39,139,807
Other assets less liabilities	0.0	14,000
NET ASSETS	100.0%	$39,153,807

†  Non-income producing security

(1)  Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of September 30, 2009.

(2)  Perpetual maturity - maturity date reflects the next call date.

(3)  See Note 2 for details of Joint Repurchase Agreements.

(4)  See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

Seasons Series Trust Focus Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2009 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock
Chemicals - Diversified	$2,114,616	$—	$—	$2,114,616
Computers	3,374,295	—	—	3,374,295
Diversified Banking Institutions	2,797,702	—	—	2,797,702
Oil & Gas Drilling	4,024,804	—	—	4,024,804
Oil Companies-Intergrated	3,652,030	—	—	3,652,030
Other Industries*	20,361,360	—	—	20,361,360
U.S. Corporate Bonds & Notes	—	1,512,000	—	1,512,000
Short-Term Investment Securities:
Time Deposit	—	508,000	—	508,000
Repurchase Agreements	—	795,000	—	795,000
Total	$36,324,807	$2,815,000	$—	$39,139,807

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

See Notes to Financial Statements

Seasons Series Trust Focus Value Portfolio

PORTFOLIO PROFILE — September 30, 2009 (unaudited)

Industry Allocation*
Insurance-Multi-line	19.7%
Real Estate Operations & Development	10.2
Oil Companies-Exploration & Production	7.7
Telephone-Integrated	7.4
Repurchase Agreement	5.9
Retail-Building Products	5.7
Publishing-Newspapers	4.5
Banks-Super Regional	4.4
Retail-Drug Store	4.2
Steel-Producers	3.6
Banks-Fiduciary	3.6
Transport-Marine	3.3
Electronic Components-Misc.	3.2
Telecom Equipment-Fiber Optics	2.6
Tobacco	2.1
Electronic Components-Semiconductors	2.0
Oil-Field Services	1.9
Machinery-Farming	1.9
Applications Software	1.7
Diversified Banking Institutions	1.7
Finance-Credit Card	1.7
Medical-Drugs	1.5
100.5%

*  Calculated as a percentage of net assets

Seasons Series Trust Focus Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK — 94.6%
Applications Software — 1.7%
Microsoft Corp.	59,425	$1,538,513
Banks-Fiduciary — 3.6%
The Bank of New York Mellon Corp.	109,213	3,166,085
Banks-Super Regional — 4.4%
Wells Fargo & Co.	139,500	3,931,110
Diversified Banking Institutions — 1.7%
The Goldman Sachs Group, Inc.	8,150	1,502,453
Electronic Components-Misc. — 3.2%
AVX Corp.	240,286	2,866,612
Electronic Components-Semiconductors — 2.0%
Intel Corp.	92,800	1,816,096
Finance-Credit Card — 1.7%
American Express Co.	43,650	1,479,735
Insurance-Multi-line — 19.7%
Cincinnati Financial Corp.	190,000	4,938,100
Loews Corp.	215,000	7,363,750
Old Republic International Corp.	430,000	5,237,400
		17,539,250
Machinery-Farming — 1.9%
Deere & Co.	39,000	1,673,880
Medical-Drugs — 1.5%
Pfizer, Inc.	83,295	1,378,532
Oil Companies-Exploration & Production — 7.7%
Cimarex Energy Co.	35,000	1,516,200
Devon Energy Corp.	45,000	3,029,850
EnCana Corp.	41,000	2,362,010
		6,908,060
Oil-Field Services — 1.9%
Baker Hughes, Inc.	40,100	1,710,666
Publishing-Newspapers — 4.5%
The Washington Post Co., Class B	8,500	3,978,680
Real Estate Operations & Development — 10.2%
Cheung Kong Holdings, Ltd.	131,000	1,663,267
Hang Lung Group, Ltd	652,000	3,255,772
Henderson Land Development Co., Ltd.	543,000	3,489,190
Wheelock & Co., Ltd.	198,000	648,925
		9,057,154
Retail-Building Products — 5.7%
Home Depot, Inc.	191,525	5,102,226
Retail-Drug Store — 4.2%
Walgreen Co.	100,000	3,747,000
Steel-Producers — 3.6%
POSCO ADR	31,200	3,242,928
Telecom Equipment-Fiber Optics — 2.6%
Sycamore Networks, Inc.†	770,832	2,327,913
Telephone-Integrated — 7.4%
AT&T, Inc.	45,800	1,237,058
Telephone & Data Systems, Inc. Special Shares	180,000	5,342,400
		6,579,458

Security Description	Shares/ Principal Amount	Market Value (Note 2)
Tobacco — 2.1%
Philip Morris International, Inc.	38,200	$1,861,868
Transport-Marine — 3.3%
Teekay Corp.	135,000	2,952,450
Total Long-Term Investment Securities (cost $72,416,120)		84,360,669
REPURCHASE AGREEMENT — 5.9%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 09/30/09, to be repurchased 10/01/09 in the amount of $5,215,001 and collateralized by $5,320,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 0.66% due 04/01/11 and having an approximate value of $5,326,650 (cost $5,215,000)	$5,215,000	5,215,000
TOTAL INVESTMENTS (cost $77,631,120)(1)	100.5%	89,575,669
Liabilities in excess of other assets	(0.5)	(407,688)
NET ASSETS	100.0%	$89,167,981

†  Non-income producing security

(1)  See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

Seasons Series Trust Focus Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2009 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock
Insurance-Multi-line	$17,539,250	$—	$—	$17,539,250
Oil Companies-Exploration & Production	6,908,060	—	—	6,908,060
Real Estate Operations & Equipment	9,057,154	—	—	9,057,154
Retail - Building Products	5,102,226	—	—	5,102,226
Telephone-Intergrated	6,579,458	—	—	6,579,458
Other Industries*	39,174,521	—	—	39,174,521
Repurchase Agreement	—	5,215,000	—	5,215,000
Total	$84,360,669	$5,215,000	$—	$89,575,669

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

See Notes to Financial Statements

Seasons Series Trust Allocation Growth Portfolio

PORTFOLIO PROFILE — September 30, 2009 (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	71.1%
International Equity Investment Companies	26.2
Fixed Income Investment Companies	2.9
100.2%

*  Calculated as a percentage of net assets

Seasons Series Trust Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited)

Security Description	Shares	Market Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.2%
Domestic Equity Investment Companies — 71.1%
Seasons Series Trust Focus Growth Portfolio, Class 3	470,694	$3,430,707
Seasons Series Trust Focus Value Portfolio, Class 3	373,310	4,110,403
Seasons Series Trust Large Cap Growth Portfolio, Class 3	3,233,721	25,921,636
Seasons Series Trust Large Cap Value Portfolio, Class 3	3,223,156	30,585,614
Seasons Series Trust Mid Cap Growth Portfolio, Class 3	313,665	2,746,088
Seasons Series Trust Mid Cap Value Portfolio, Class 3	715,721	7,514,241
Seasons Series Trust Small Cap Portfolio, Class 3	3,146,812	22,397,595
Total Domestic Equity Investment Companies (cost $117,349,703)		96,706,284
Fixed Income Investment Companies — 2.9%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	172,112	1,939,281

Security Description	Shares	Market Value (Note 2)
Fixed Income Investment Companies (continued)
Seasons Series Trust Strategic Fixed Income Portfolio, Class 3	213,500	$2,042,580
Total Fixed Income Investment Companies (cost $3,937,949)		3,981,861
International Equity Investment Companies — 26.2%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $49,977,267)	4,895,373	35,604,530
TOTAL INVESTMENTS (cost $171,264,919)(1)	100.2%	136,292,675
Liabilities in excess of other assets	(0.2)	(314,979)
NET ASSETS	100.0%	$135,977,696

#  See Note 8

(1)  See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2009 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Affiliated Registered Investment Companies
Domestic Equity Investment Companies	$96,706,284	$—	$—	$96,706,284
Fixed Income Investment Companies	3,981,861	—	—	3,981,861
International Equity Investment Companies	35,604,530	—	—	35,604,530
Total	$136,292,675	$—	$—	$136,292,675

See Notes to Financial Statements

Seasons Series Trust Allocation Moderate Growth Portfolio

PORTFOLIO PROFILE — September 30, 2009 (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	57.8%
Fixed Income Investment Companies	23.6
International Equity Investment Companies	18.7
100.1%

*  Calculated as a percentage of net assets

Seasons Series Trust Allocation Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited)

Security Description	Shares	Market Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.1%
Domestic Equity Investment Companies — 57.8%
Seasons Series Trust Focus Growth Portfolio, Class 3	1,125,857	$8,205,937
Seasons Series Trust Focus Value Portfolio, Class 3	1,243,345	13,690,076
Seasons Series Trust Large Cap Growth Portfolio, Class 3	10,424,398	83,562,392
Seasons Series Trust Large Cap Value Portfolio, Class 3	11,820,421	112,167,969
Seasons Series Trust Mid Cap Growth Portfolio, Class 3	1,254,466	10,982,644
Seasons Series Trust Mid Cap Value Portfolio, Class 3	2,621,989	27,527,842
Seasons Series Trust Small Cap Portfolio, Class 3	7,878,768	56,077,529
Total Domestic Equity Investment Companies (cost $361,217,448)		312,214,389
Fixed Income Investment Companies — 23.6%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	8,476,605	95,510,586

Security Description	Shares	Market Value (Note 2)
Fixed Income Investment Companies (continued)
Seasons Series Trust Strategic Fixed Income Portfolio, Class 3	3,333,949	$31,896,244
Total Fixed Income Investment Companies (cost $124,190,719)		127,406,830
International Equity Investment Companies — 18.7%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $131,548,764)	13,840,610	100,664,112
TOTAL INVESTMENTS (cost $616,956,931)(1)	100.1%	540,285,331
Liabilities in excess of other assets	(0.1)	(376,934)
NET ASSETS	100.0%	$539,908,397

#  See Note 8

(1)  See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2009 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Affiliated Registered Investment Companies
Domestic Equity Investment Companies	$312,214,389	$—	$—	$312,214,389
Fixed Income Investment Companies	127,406,830	—	—	127,406,830
International Equity Investment Companies	100,664,112	—	—	100,664,112
Total	$540,285,331	$—	$—	$540,285,331

See Notes to Financial Statements

Seasons Series Trust Allocation Moderate Portfolio

PORTFOLIO PROFILE — September 30, 2009 (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	50.9%
Fixed Income Investment Companies	33.8
International Equity Investment Companies	15.3
100.0%

*  Calculated as a percentage of net assets

Seasons Series Trust Allocation Moderate Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited)

Security Description	Shares	Market Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.0%
Domestic Equity Investment Companies — 50.9%
Seasons Series Trust Focus Growth Portfolio, Class 3	527,323	$3,843,450
Seasons Series Trust Focus Value Portfolio, Class 3	464,003	5,108,992
Seasons Series Trust Large Cap Growth Portfolio, Class 3	4,556,582	36,525,744
Seasons Series Trust Large Cap Value Portfolio, Class 3	4,857,576	46,095,184
Seasons Series Trust Mid Cap Growth Portfolio, Class 3	438,339	3,837,588
Seasons Series Trust Mid Cap Value Portfolio, Class 3	1,216,494	12,771,772
Seasons Series Trust Small Cap Portfolio, Class 3	2,790,078	19,858,518
Total Domestic Equity Investment Companies (cost $142,826,340)		128,041,247
Fixed Income Investment Companies — 33.8%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	4,830,507	54,427,992

Security Description	Shares	Market Value (Note 2)
Fixed Income Investment Companies (continued)
Seasons Series Trust Strategic Fixed Income Portfolio, Class 3	3,200,483	$30,619,354
Total Fixed Income Investment Companies (cost $83,409,141)		85,047,347
International Equity Investment Companies — 15.3%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $49,187,494)	5,304,009	38,576,580
TOTAL INVESTMENTS (cost $275,422,975)(1)	100.0%	251,665,174
Liabilities in excess of other assets	(0.0)	(73,249)
NET ASSETS	100.0%	$251,591,925

#  See Note 8

(1)  See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2009 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Affiliated Registered Investment Companies
Domestic Equity Investment Companies	$128,041,247	$—	$—	$128,041,247
Fixed Income Investment Companies	85,047,347	—	—	85,047,347
International Equity Investment Companies	38,576,580	—	—	38,576,580
Total	$251,665,174	$—	$—	$251,665,174

See Notes to Financial Statements

Seasons Series Trust Allocation Balanced Portfolio

PORTFOLIO PROFILE — September 30, 2009 (unaudited)

Industry Allocation*
Fixed Income Investment Companies	49.0%
Domestic Equity Investment Companies	39.4
International Equity Investment Companies	11.6
100.0%

*  Calculated as a percentage of net assets

Seasons Series Trust Allocation Balanced Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2009 (unaudited)

Security Description	Shares	Market Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.0%
Domestic Equity Investment Companies — 39.4%
Seasons Series Trust Focus Growth Portfolio, Class 3	228,923	$1,668,530
Seasons Series Trust Focus Value Portfolio, Class 3	301,248	3,316,949
Seasons Series Trust Large Cap Growth Portfolio, Class 3	2,338,606	18,746,355
Seasons Series Trust Large Cap Value Portfolio, Class 3	2,741,189	26,012,073
Seasons Series Trust Mid Cap Growth Portfolio, Class 3	95,490	836,000
Seasons Series Trust Mid Cap Value Portfolio, Class 3	554,447	5,821,053
Seasons Series Trust Small Cap Portfolio, Class 3	1,136,472	8,088,898
Total Domestic Equity Investment Companies (cost $67,698,638)		64,489,858
Fixed Income Investment Companies — 49.0%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	4,943,046	55,696,026

Security Description	Shares	Market Value (Note 2)
Fixed Income Investment Companies (continued)
Seasons Series Trust Strategic Fixed Income Portfolio, Class 3	2,556,140	$24,454,856
Total Fixed Income Investment Companies (cost $78,285,853)		80,150,882
International Equity Investment Companies — 11.6%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $22,252,306)	2,611,897	18,996,584
TOTAL INVESTMENTS (cost $168,236,797)(1)	100.0%	163,637,324
Liabilities in excess of other assets	(0.0)	(75,266)
NET ASSETS	100.0%	$163,562,058

#  See Note 8

(1)  See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2009 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Affiliated Registered Investment Companies
Domestic Equity Investment Companies	$64,489,858	$—	$—	$64,489,858
Fixed Income Investment Companies	80,150,882	—	—	80,150,882
International Equity Investment Companies	18,996,584	—	—	18,996,584
Total	$163,637,324	$—	$—	$163,637,324

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES

September 30, 2009 (unaudited)

	Multi- Managed Growth	Multi- Managed Moderate Growth	Multi- Managed Income/Equity	Multi- Managed Income	Asset Allocation: Diversified Growth	Stock
ASSETS:
Long-term investment securities, at market value (unaffiliated)*	$88,085,587	$168,793,380	$134,378,772	$103,270,302	$199,836,241	$190,714,548
Long-term investment securities, at market value (affiliated)*	—	—	—	—	—	—
Short-term investment securities, at market value*	—	—	—	—	37,316,326	2,640,271
Repurchase agreements (cost approximates market value)	8,169,000	19,365,000	7,697,000	7,679,000	8,443,000	—
Total investments	96,254,587	188,158,380	142,075,772	110,949,302	245,595,567	193,354,819
Cash	4,034	3,900	2,047	6,930	—	—
Foreign cash*	6,041	7,862	58,315	1,388	186,438	—
Due from broker	—	—	170,000	—	—	—
Receivable for:
Fund shares sold	65,757	55,951	106,079	191,370	186,266	139,641
Dividends and interest	256,962	747,408	905,620	835,387	760,002	127,941
Investments sold	1,523,638	2,607,806	387,815	177,424	2,804,498	1,660,587
Prepaid expenses and other assets	3,092	3,669	2,646	2,485	8,184	3,050
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	19,756	—
Unrealized appreciation on forward foreign currency contracts	7,461	28,924	31,841	34,174	440,203	—
Variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	1,225,197	—
Total assets	98,121,572	191,613,900	143,740,135	112,198,460	251,226,111	195,286,038
LIABILITIES:
Payable for:
Fund shares redeemed	69,040	284,987	113,146	87,534	251,962	201,179
Investments purchased	1,900,872	7,355,940	6,961,229	7,495,091	8,874,934	2,840,291
Interest on swap contracts	—	—	—	—	17,460	—
Accrued foreign tax on capital gains	—	—	—	—	10,252	—
Investment advisory and management fees	69,347	126,493	88,780	63,908	167,924	133,503
Service fees — Class 2	4,910	11,726	9,261	7,106	15,490	12,143
Service fees — Class 3	7,809	13,416	8,456	6,044	16,894	13,639
Trustees' fees and expenses	1,196	2,240	1,758	1,312	2,978	2,507
Other accrued expenses	72,254	84,726	72,715	67,768	202,804	62,460
Line of credit	—	—	—	—	—	—
Variation margin on futures contracts	8,505	28,480	29,364	28,059	17,322	—
Due to broker	—	—	—	—	1,383,171	—
Due to custodian	—	—	—	—	1,006,294	—
Due to custodian for foreign cash	—	—	—	—	—	94,754
Unrealized depreciation on forward foreign currency contracts	24,519	86,105	97,219	106,436	716,602	—
Unrealized depreciation on swap contracts	—	—	—	—	260,565	—
Total liabilities	2,158,452	7,994,113	7,381,928	7,863,258	12,944,652	3,360,476
NET ASSETS	$95,963,120	$183,619,787	$136,358,207	$104,335,202	$238,281,459	$191,925,562
* Cost
Long-term investment securities (unaffiliated)	$77,587,461	$152,799,450	$125,869,837	$98,095,168	$191,179,448	$173,333,874
Long-term investment securities (affiliated)	$—	$—	$—	$—	$—	$—
Short-term investment securities (unaffiliated)	$—	$—	$—	$—	$37,310,060	$2,640,271
Foreign cash	$6,035	$7,855	$58,169	$1,383	$185,314	$(95,116)

SEASONS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — (continued)

September 30, 2009 (unaudited)

	Multi- Managed Growth	Multi- Managed Moderate Growth	Multi- Managed Income/Equity	Multi- Managed Income	Asset Allocation: Diversified Growth	Stock
NET ASSETS REPRESENTED BY:
Capital paid-in	$105,060,067	$177,789,575	$127,518,107	$97,250,218	$288,921,020	$213,625,296
Accumulated undistributed net investment income (loss)	1,502,284	6,381,983	9,034,169	6,812,270	2,093,713	66,930
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange transactions	(21,056,474)	(16,374,736)	(8,502,417)	(4,666,325)	(62,620,924)	(39,147,411)
Unrealized appreciation (depreciation) on investments	10,498,126	15,993,930	8,508,935	5,175,134	8,663,059	17,380,674
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	(28,731)	(123,935)	(146,796)	(179,297)	1,931,468	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	(12,152)	(47,030)	(53,791)	(56,798)	(696,625)	73
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	(10,252)	—
NET ASSETS	$95,963,120	$183,619,787	$136,358,207	$104,335,202	$238,281,459	$191,925,562
Class 1 (unlimited shares authorized):
Net assets	$17,085,594	$20,967,021	$17,423,646	$14,424,610	$32,186,560	$26,312,086
Shares of beneficial interest issued and outstanding	1,256,830	1,637,592	1,445,617	1,185,033	3,798,588	2,240,053
Net asset value, offering and redemption price per share	$13.59	$12.80	$12.05	$12.17	$8.47	$11.75
Class 2 (unlimited shares authorized):
Net assets	$40,221,755	$96,364,303	$76,783,806	$59,513,301	$124,354,543	$98,743,963
Shares of beneficial interest issued and outstanding	2,966,166	7,549,342	6,389,752	4,903,407	14,709,204	8,476,130
Net asset value, offering and redemption price per share	$13.56	$12.76	$12.02	$12.14	$8.45	$11.65
Class 3 (unlimited shares authorized):
Net assets	$38,655,771	$66,288,463	$42,150,755	$30,397,291	$81,740,356	$66,869,514
Shares of beneficial interest issued and outstanding	2,855,552	5,201,648	3,514,165	2,508,671	9,686,296	5,765,447
Net asset value, offering and redemption price per share	$13.54	$12.74	$11.99	$12.12	$8.44	$11.60

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — (continued)

September 30, 2009 (unaudited)

	Large Cap Growth	Large Cap Composite	Large Cap Value	Mid Cap Growth	Mid Cap Value	Small Cap
ASSETS:
Long-term investment securities, at market value (unaffiliated)*	$247,750,420	$24,854,607	$302,011,433	$96,592,103	$136,142,776	$156,362,611
Long-term investment securities, at market value (affiliated)*	—	4,984	124,258	41,155	96,292	—
Short-term investment securities, at market value*	59,989	1,001	3,586,424	40,030	19,996	—
Repurchase agreements (cost approximates market value)	2,990,000	283,000	4,249,000	608,000	1,336,000	17,784,000
Total investments	250,800,409	25,143,592	309,971,115	97,281,288	137,595,064	174,146,611
Cash	1,846	32,037	2,782	—	2,083	1,371
Foreign cash*	172,235	—	—	—	—	—
Due from broker	10,000	30,000	11,000	61,000	61,000	101,000
Receivable for:
Fund shares sold	457,512	57,321	42,513	125,590	6,805	67,265
Dividends and interest	152,225	28,342	474,869	53,222	164,801	93,573
Investments sold	1,141,581	108,568	118,593	1,386,476	3,053,611	2,205,133
Prepaid expenses and other assets	6,715	2,550	2,376	3,574	11,068	3,642
Due from investment adviser for expense reimbursements/fee waivers	—	632	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—	—
Total assets	252,742,523	25,403,042	310,623,248	98,911,150	140,894,432	176,618,595
LIABILITIES:
Payable for:
Fund shares redeemed	75,837	34,347	296,235	303,931	588,304	349,041
Investments purchased	435,838	73,346	1,851,955	1,320,796	1,399,790	1,524,226
Interest on swap contracts	—	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—	—
Investment advisory and management fees	168,028	16,402	197,639	66,209	95,566	118,610
Service fees — Class 2	5,924	1,742	6,520	5,139	5,648	4,320
Service fees — Class 3	41,642	1,921	50,138	9,763	17,533	26,846
Trustees' fees and expenses	2,955	772	3,780	978	1,458	2,043
Other accrued expenses	77,476	53,673	88,501	54,727	60,858	70,363
Line of credit	—	—	—	—	—	—
Variation margin on futures contracts	1,100	475	2,800	2,400	2,400	7,560
Due to broker	—	—	—	—	—	—
Due to custodian	—	—	—	6,453	—	—
Due to custodian for foreign cash	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—	—
Total liabilities	808,800	182,678	2,497,568	1,770,396	2,171,557	2,103,009
NET ASSETS	$251,933,723	$25,220,364	$308,125,680	$97,140,754	$138,722,875	$174,515,586
* Cost
Long-term investment securities (unaffiliated)	$226,788,719	$24,330,919	$331,813,622	$92,819,482	$132,586,354	$156,028,894
Long-term investment securities (affiliated)	$—	$132,019	$1,324,256	$27,257	$63,150	$—
Short-term investment securities (unaffiliated)	$59,989	$1,001	$3,586,424	$40,030	$19,996	$—
Foreign cash	$171,892	$—	$—	$—	$—	$—

SEASONS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — (continued)

September 30, 2009 (unaudited)

	Large Cap Growth	Large Cap Composite	Large Cap Value	Mid Cap Growth	Mid Cap Value	Small Cap
NET ASSETS REPRESENTED BY:
Capital paid-in	$253,112,544	$32,537,930	$390,188,127	$115,049,487	$190,403,693	$223,652,657
Accumulated undistributed net investment income (loss)	(469,804)	319,677	9,495,742	(143,790)	2,270,901	(167,575)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange transactions	(21,678,271)	(8,036,256)	(60,562,832)	(21,557,862)	(57,547,815)	(49,315,623)
Unrealized appreciation (depreciation) on investments	20,961,701	396,653	(31,002,187)	3,786,519	3,589,564	333,717
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	6,180	2,341	6,830	6,532	6,532	12,410
Unrealized foreign exchange gain (loss) on other assets and liabilities	1,373	19	—	(132)	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—
NET ASSETS	$251,933,723	$25,220,364	$308,125,680	$97,140,754	$138,722,875	$174,515,586
Class 1 (unlimited shares authorized):
Net assets	$5,274,736	$1,480,274	$7,116,109	$5,689,021	$5,764,204	$4,162,921
Shares of beneficial interest issued and outstanding	646,567	199,385	746,876	630,935	546,118	570,896
Net asset value, offering and redemption price per share	$8.16	$7.42	$9.53	$9.02	$10.55	$7.29
Class 2 (unlimited shares authorized):
Net assets	$48,550,045	$14,213,586	$52,988,004	$42,455,807	$46,290,108	$35,489,056
Shares of beneficial interest issued and outstanding	6,021,013	1,919,503	5,576,012	4,800,989	4,399,818	4,944,410
Net asset value, offering and redemption price per share	$8.06	$7.40	$9.50	$8.84	$10.52	$7.18
Class 3 (unlimited shares authorized):
Net assets	$198,108,942	$9,526,504	$248,021,567	$48,995,926	$86,668,563	$134,863,609
Shares of beneficial interest issued and outstanding	24,713,921	1,288,564	26,136,774	5,596,591	8,254,942	18,948,829
Net asset value, offering and redemption price per share	$8.02	$7.39	$9.49	$8.75	$10.50	$7.12

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — (continued)

September 30, 2009 (unaudited)

	International Equity	Diversified Fixed Income	Strategic Fixed Income	Cash Management	Focus Growth	Focus TechNet
ASSETS:
Long-term investment securities, at market value (unaffiliated)*	$302,500,147	$320,146,766	$152,775,977	$—	$69,618,976	$27,555,219
Long-term investment securities, at market value (affiliated)*	—	—	—	—	—	—
Short-term investment securities, at market value*	232,000	10,000,000	8,212,988	134,694,822	—	—
Repurchase agreements (cost approximates market value)	4,017,000	15,295,000	—	—	5,204,000	2,426,000
Total investments	306,749,147	345,441,766	160,988,965	134,694,822	74,822,976	29,981,219
Cash	751	6,660	81,661	460	1,000	1,977
Foreign cash*	468,439	—	53,551	—	—	—
Due from broker	210,000	147,024	—	—	—	—
Receivable for:
Fund shares sold	101,008	1,246,557	380,674	719,100	34,114	107,748
Dividends and interest	1,033,322	3,113,030	2,088,879	58,624	26,867	1,633
Investments sold	1,404,670	1,164,635	72,750	—	—	—
Prepaid expenses and other assets	2,438	2,346	2,347	2,347	2,375	2,517
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	—	8,184
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	—
Variation margin on futures contracts	—	5,094	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—	—
Total assets	309,969,775	351,127,112	163,668,827	135,475,353	74,887,332	30,103,278
LIABILITIES:
Payable for:
Fund shares redeemed	449,276	178,354	65,382	398,515	254,820	45,842
Investments purchased	1,770,497	2,315,948	15,575,477	—	200,577	—
Interest on swap contracts	—	—	—	—	—	—
Accrued foreign tax on capital gains	90,547	—	—	—	—	—
Investment advisory and management fees	234,771	188,712	95,222	51,627	59,664	28,655
Service fees — Class 2	7,098	9,975	—	7,222	4,026	1,805
Service fees — Class 3	49,064	51,224	29,756	15,715	7,776	2,958
Trustees' fees and expenses	3,497	4,226	1,776	3,005	869	326
Other accrued expenses	133,280	101,192	75,185	55,331	40,555	32,727
Line of credit	—	—	—	—	—	—
Variation margin on futures contracts	10,584	—	—	—	—	—
Due to broker	—	—	—	—	—	—
Due to custodian	—	—	—	—	—	—
Due to custodian for foreign cash	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—	—
Total liabilities	2,748,614	2,849,631	15,842,798	531,415	568,287	112,313
NET ASSETS	$307,221,161	$348,277,481	$147,826,029	$134,943,938	$74,319,045	$29,990,965
* Cost
Long-term investment securities (unaffiliated)	$285,362,459	$308,126,970	$152,829,029	$—	$54,234,639	$22,657,172
Long-term investment securities (affiliated)	$—	$—	$—	$—	$—	$—
Short-term investment securities (unaffiliated)	$232,000	$10,000,000	$8,212,988	$136,181,971	$—	$—
Foreign cash	$468,517	$—	$51,741	$—	$—	$—

SEASONS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — (continued)

September 30, 2009 (unaudited)

	International Equity	Diversified Fixed Income	Strategic Fixed Income	Cash Management	Focus Growth	Focus TechNet
NET ASSETS REPRESENTED BY:
Capital paid-in	$407,781,220	$325,050,901	$155,261,661	$135,549,820	$73,590,017	$31,928,872
Accumulated undistributed net investment income (loss)	6,960,859	16,831,570	5,855,758	1,851,604	(74,638)	(163,496)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange transactions	(124,529,820)	(5,570,678)	(13,240,453)	(970,337)	(14,580,671)	(6,672,458)
Unrealized appreciation (depreciation) on investments	17,137,688	12,019,796	(53,052)	(1,487,149)	15,384,337	4,898,047
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	(15,915)	(54,108)	—	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	(22,324)	—	2,115	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	(90,547)	—	—	—	—	—
NET ASSETS	$307,221,161	$348,277,481	$147,826,029	$134,943,938	$74,319,045	$29,990,965
Class 1 (unlimited shares authorized):
Net assets	$7,100,769	$7,772,236	$—	$5,423,530	$2,140,067	$—
Shares of beneficial interest issued and outstanding	973,302	685,959	—	492,123	287,197	—
Net asset value, offering and redemption price per share	$7.30	$11.33	$—	$11.02	$7.45	$—
Class 2 (unlimited shares authorized):
Net assets	$58,052,107	$81,476,146	$—	$57,529,584	$33,285,663	$14,906,987
Shares of beneficial interest issued and outstanding	7,966,978	7,211,392	—	5,234,231	4,532,220	3,279,932
Net asset value, offering and redemption price per share	$7.29	$11.30	$—	$10.99	$7.34	$4.54
Class 3 (unlimited shares authorized):
Net assets	$242,068,285	$259,029,099	$147,826,029	$71,990,824	$38,893,315	$15,083,978
Shares of beneficial interest issued and outstanding	33,283,507	22,990,801	15,451,498	6,562,127	5,336,106	3,345,160
Net asset value, offering and redemption price per share	$7.27	$11.27	$9.57	$10.97	$7.29	$4.51

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — (continued)

September 30, 2009 (unaudited)

	Focus Growth and Income	Focus Value	Allocation Growth	Allocation Moderate Growth	Allocation Moderate	Allocation Balanced
ASSETS:
Long-term investment securities, at market value (unaffiliated)*	$37,836,807	$84,360,669	$—	$—	$—	$—
Long-term investment securities, at market value (affiliated)*	—	—	136,292,675	540,285,331	251,665,174	163,637,324
Short-term investment securities, at market value*	508,000	—	—	—	—	—
Repurchase agreements (cost approximates market value)	795,000	5,215,000	—	—	—	—
Total investments	39,139,807	89,575,669	136,292,675	540,285,331	251,665,174	163,637,324
Cash	1,740	1,653	—	10,171	28,840	34,977
Foreign cash*	—	639	—	—	—	—
Due from broker	—	—	—	—	—	—
Receivable for:
Fund shares sold	65,094	51,109	13,723	699,105	209,568	400,630
Dividends and interest	75,806	124,436	—	—	—	—
Investments sold	—	—	28,541	—	—	—
Prepaid expenses and other assets	2,347	2,515	2,349	2,348	2,348	2,347
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—	—
Total assets	39,284,794	89,756,021	136,337,288	540,996,955	251,905,930	164,075,278
LIABILITIES:
Payable for:
Fund shares redeemed	59,333	217,546	281,319	947,097	213,902	424,758
Investments purchased	—	242,418	—	10,171	28,840	34,977
Interest on swap contracts	—	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—	—
Investment advisory and management fees	31,549	72,154	11,125	43,701	20,355	13,171
Service fees — Class 2	2,454	4,443	—	—	—	—
Service fees — Class 3	3,798	10,633	—	—	—	—
Trustees' fees and expenses	492	1,067	1,575	5,978	2,972	1,865
Other accrued expenses	33,361	39,779	37,032	81,611	47,936	38,449
Line of credit	—	—	28,541	—	—	—
Variation margin on futures contracts	—	—	—	—	—	—
Due to broker	—	—	—	—	—	—
Due to custodian	—	—	—	—	—	—
Due to custodian for foreign cash	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—	—
Total liabilities	130,987	588,040	359,592	1,088,558	314,005	513,220
NET ASSETS	$39,153,807	$89,167,981	$135,977,696	$539,908,397	$251,591,925	$163,562,058
* Cost
Long-term investment securities (unaffiliated)	$32,428,373	$72,416,120	$—	$—	$—	$—
Long-term investment securities (affiliated)	$—	$—	$171,264,919	$616,956,931	$275,422,975	$168,236,797
Short-term investment securities (unaffiliated)	$508,000	$—	$—	$—	$—	$—
Foreign cash	$—	$639	$—	$—	$—	$—

SEASONS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — (continued)

September 30, 2009 (unaudited)

	Focus Growth and Income	Focus Value	Allocation Growth	Allocation Moderate Growth	Allocation Moderate	Allocation Balanced
NET ASSETS REPRESENTED BY:
Capital paid-in	$56,318,528	$121,057,687	$184,088,027	$632,718,088	$289,770,763	$172,321,291
Accumulated undistributed net investment income (loss)	851,817	2,294,276	4,415,295	15,856,676	8,179,638	5,218,395
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange transactions	(23,424,972)	(46,128,531)	(17,553,382)	(31,994,767)	(22,600,675)	(9,378,155)
Unrealized appreciation (depreciation) on investments	5,408,434	11,944,549	(34,972,244)	(76,671,600)	(23,757,801)	(4,599,473)
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—
NET ASSETS	$39,153,807	$89,167,981	$135,977,696	$539,908,397	$251,591,925	$163,562,058
Class 1 (unlimited shares authorized):
Net assets	$—	$—	$—	$—	$—	$—
Shares of beneficial interest issued and outstanding	—	—	—	—	—	—
Net asset value, offering and redemption price per share	$—	$—	$—	$—	$—	$—
Class 2 (unlimited shares authorized):
Net assets	$20,221,439	$36,595,899	$—	$—	$—	$—
Shares of beneficial interest issued and outstanding	3,378,523	3,316,074	—	—	—	—
Net asset value, offering and redemption price per share	$5.99	$11.04	$—	$—	$—	$—
Class 3 (unlimited shares authorized):
Net assets	$18,932,368	$52,572,082	$135,977,696	$539,908,397	$251,591,925	$163,562,058
Shares of beneficial interest issued and outstanding	3,174,399	4,774,711	16,183,278	57,441,399	26,610,138	16,531,667
Net asset value, offering and redemption price per share	$5.96	$11.01	$8.40	$9.40	$9.45	$9.89

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF OPERATIONS

For the period ended September 30, 2009 (unaudited)

	Multi- Managed Growth	Multi-Managed Moderate Growth	Multi- Managed Income/Equity	Multi- Managed Income	Asset Allocation Diverisfied Growth	Stock
Investment Income:
Dividends (unaffiliated)	$330,010	$479,933	$284,373	$111,569	$2,018,810	$890,352
Interest (unaffiliated)	635,122	1,916,095	2,508,062	2,330,298	1,344,773	—
Total investment income*	965,132	2,396,028	2,792,435	2,441,867	3,363,583	890,352
Expenses:
Investment advisory and management fees	396,724	720,512	517,616	369,900	952,944	759,045
Services Fees:
Class 2	28,304	67,056	54,840	40,661	88,373	69,472
Class 3	43,842	75,268	47,746	35,622	94,405	76,244
Custodian and accounting fees	105,276	113,656	93,229	90,221	273,134	40,216
Reports to shareholders	6,890	13,171	9,656	7,480	18,398	15,074
Audit and tax fees	17,297	18,035	17,706	17,446	18,412	15,072
Legal fees	2,450	3,643	3,026	2,565	4,917	3,895
Trustees' fees and expenses	3,210	6,100	4,634	3,512	8,205	6,678
Interest expense	—	29	—	—	48,464	23
Other expenses	5,492	5,041	5,219	5,453	5,927	8,039
Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	609,485	1,022,511	753,672	572,860	1,513,179	993,758
Net (fees waived and expenses reimbursed)/ recouped by investment adviser (Note 4)	—	—	—	—	(112,111)	—
Custody credits earned on cash balances	(5)	(5)	(5)	(6)	(4)	(1)
Fees paid indirectly (Note 5)	(1,665)	(2,786)	(576)	(290)	(16,419)	(1,699)
Net expenses	607,815	1,019,720	753,091	572,564	1,384,645	992,058
Net investment income (loss)	357,317	1,376,308	2,039,344	1,869,303	1,978,938	(101,706)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	5,643,792	9,193,799	(993,914)	(676,396)	(11,671,251)	(4,314,338)
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	73,952	273,689	293,778	320,089	11,071,413	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(117,920)	(407,276)	(449,631)	(497,502)	(1,320,426)	4,294
Net realized gain (loss) on investments and foreign currencies	5,599,824	9,060,212	(1,149,767)	(853,809)	(1,920,264)	(4,310,044)
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	19,149,277	32,203,817	23,982,159	14,844,940	65,483,074	50,833,964
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	(30,050)	(104,240)	(150,861)	(126,520)	(1,586,513)	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	24,518	82,097	90,661	95,899	121,159	3,277
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	(10,252)	—
Net unrealized gain (loss) on investments and foreign currencies	19,143,745	32,181,674	23,921,959	14,814,319	64,007,468	50,837,241
Net realized and unrealized gain (loss) on investments and foreign currencies	24,743,569	41,241,886	22,772,192	13,960,510	62,087,204	46,527,197
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$25,100,886	$42,618,194	$24,811,536	$15,829,813	$64,066,142	$46,425,491
* Net of foreign withholding taxes on interest and dividends of	$7,572	$4,655	$6,148	$1,793	$137,090	$18,004
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$514	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF OPERATIONS — (continued)

For the period ended September 30, 2009 (unaudited)

	Large Cap Growth	Large Cap Composite	Large Cap Value	Mid-Cap Growth	Mid Cap Value	Small Cap
Investment Income:
Dividends (unaffiliated)	$1,482,362	$216,596	$3,804,442	$393,133	$1,196,781	$793,494
Interest (unaffiliated)	2,526	93	5,071	625	92	2,364
Total investment income*	1,484,888	216,689	3,809,513	393,758	1,196,873	795,858
Expenses:
Investment advisory and management fees	928,769	93,136	1,126,339	355,039	518,153	660,663
Services Fees:
Class 2	33,631	9,969	36,776	28,583	31,408	23,763
Class 3	228,318	10,757	285,079	50,170	93,450	150,106
Custodian and accounting fees	74,727	66,002	87,545	78,431	101,131	92,414
Reports to shareholders	25,598	1,479	24,906	4,940	8,627	15,167
Audit and tax fees	15,352	13,633	15,989	14,045	14,470	14,711
Legal fees	4,845	1,799	5,463	2,271	2,829	3,521
Trustees' fees and expenses	9,109	1,120	10,636	2,711	4,187	5,865
Interest expense	—	—	—	10	3	32
Other expenses	6,091	5,717	5,117	5,323	5,141	5,531
Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	1,326,440	203,612	1,597,850	541,523	779,399	971,773
Net (fees waived and expenses reimbursed)/ recouped by investment adviser (Note 4)	—	(54,820)	—	—	—	—
Custody credits earned on cash balances	(5)	—	(1)	(1)	(1)	(1)
Fees paid indirectly (Note 5)	(8,910)	(582)	(3,307)	(4,293)	(22,219)	(3,725)
Net expenses	1,317,525	148,210	1,594,542	537,229	757,179	968,047
Net investment income (loss)	167,363	68,479	2,214,971	(143,471)	439,694	(172,189)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	(3,981,545)	(97,393)	(13,698,108)	(3,891,400)	(7,455,582)	11,941,708
Net realized gain (loss) on investments (affiliated)	—	(12,018)	(148,532)	6	1,023	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	102,366	75,827	158,554	232,330	233,870	282,887
Net realized foreign exchange gain (loss) on other assets and liabilities	9,675	294	828	(1,032)	—	—
Net realized gain (loss) on investments and foreign currencies	(3,869,504)	(33,290)	(13,687,258)	(3,660,096)	(7,220,689)	12,224,595
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	69,844,620	6,110,877	103,774,685	31,379,549	47,964,848	44,055,176
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	14,848	219,172	13,898	33,142	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	(16,100)	(9,225)	(17,750)	(27,150)	(27,150)	(36,961)
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	1,877	178	—	(211)	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	69,830,397	6,116,678	103,976,107	31,366,086	47,970,840	44,018,215
Net realized and unrealized gain (loss) on investments and foreign currencies	65,960,893	6,083,388	90,288,849	27,705,990	40,750,151	56,242,810
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$66,128,256	$6,151,867	$92,503,820	$27,562,519	$41,189,845	$56,070,621
* Net of foreign withholding taxes on interest and dividends of	$17,983	$892	$28,523	$3,140	$—	$80
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF OPERATIONS — (continued)

For the period ended September 30, 2009 (unaudited)

	International Equity	Diversified Fixed Income	Strategic Fixed Income	Cash Management	Focus Growth	Focus TechNet
Investment Income:
Dividends (unaffiliated)	$4,807,361	$14,037	$—	$—	$386,290	$30,780
Interest (unaffiliated)	3,159	6,933,173	4,895,166	325,509	372	83
Total investment income*	4,810,520	6,947,210	4,895,166	325,509	386,662	30,863
Expenses:
Investment advisory and management fees	1,303,718	1,073,245	526,120	370,224	335,343	151,815
Services Fees:
Class 2	39,244	61,498	—	54,140	23,023	9,680
Class 3	271,159	281,752	164,412	110,874	42,735	15,495
Custodian and accounting fees	265,776	114,797	60,246	24,743	37,317	25,560
Reports to shareholders	22,805	33,646	13,802	20,774	4,556	2,085
Audit and tax fees	19,132	19,036	18,269	19,280	13,221	12,813
Legal fees	6,604	6,190	4,004	3,995	2,090	1,509
Trustees' fees and expenses	9,760	12,576	5,203	7,832	2,347	902
Interest expense	74	—	—	—	25	6
Other expenses	5,063	2,628	3,403	2,779	5,534	5,760
Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	1,943,335	1,605,368	795,459	614,641	466,191	225,625
Net (fees waived and expenses reimbursed)/ recouped by investment adviser (Note 4)	—	—	—	—	—	(29,658)
Custody credits earned on cash balances	(2)	(5)	(8)	—	(3)	—
Fees paid indirectly (Note 5)	(1,191)	—	—	—	(4,894)	(1,608)
Net expenses	1,942,142	1,605,363	795,451	614,641	461,294	194,359
Net investment income (loss)	2,868,378	5,341,847	4,099,715	(289,132)	(74,632)	(163,496)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	6,221,416	(3,091,696)	(3,928,263)	(10,372)	220,552	(126,827)
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	859,766	(27,872)	189,389	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(97,677)	—	7,606	—	—	(920)
Net realized gain (loss) on investments and foreign currencies	6,983,505	(3,119,568)	(3,731,268)	(10,372)	220,552	(127,747)
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	92,709,928	19,442,779	22,097,094	120,259	20,528,542	7,309,671
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	(100,960)	(54,108)	36,201	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(95,130)	—	2,615	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	(74,127)	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	92,439,711	19,388,671	22,135,910	120,259	20,528,542	7,309,671
Net realized and unrealized gain (loss) on investments and foreign currencies	99,423,216	16,269,103	18,404,642	109,887	20,749,094	7,181,924
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$102,291,594	$21,610,950	$22,504,357	$(179,245)	$20,674,462	$7,018,428
* Net of foreign withholding taxes on interest and dividends of	$478,909	$3,604	$2,758	$—	$254	$—
** Net of foreign withholding taxes on capital gains of	$4,328	$—	$—	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF OPERATIONS — (continued)

For the period ended September 30, 2009 (unaudited)

	Focus Growth and Income	Focus Value	Allocation Growth	Allocation Moderate Growth	Allocation Moderate	Allocation Balanced
Investment Income:
Dividends (unaffiliated)	$357,059	$1,153,372	$—	$—	$—	$—
Interest (unaffiliated)	194,972	255	—	—	—	—
Total investment income*	552,031	1,153,627	—	—	—	—
Expenses:
Investment advisory and management fees	181,625	407,632	62,024	238,992	113,199	72,041
Services Fees:
Class 2	14,296	25,647	—	—	—	—
Class 3	21,580	59,162	—	—	—	—
Custodian and accounting fees	28,522	32,369	12,612	11,212	12,739	12,508
Reports to shareholders	2,171	4,403	9,683	52,101	23,512	16,436
Audit and tax fees	12,932	13,271	10,472	13,486	11,397	10,785
Legal fees	1,635	2,221	2,955	8,752	4,714	3,476
Trustees' fees and expenses	1,218	2,666	4,407	18,575	8,775	5,791
Interest expense	24	—	234	330	346	208
Other expenses	5,718	4,666	2,765	939	2,381	3,595
Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	269,721	552,037	105,152	344,387	177,063	124,840
Net (fees waived and expenses reimbursed)/ recouped by investment adviser (Note 4)	—	—	—	—	—	—
Custody credits earned on cash balances	—	(1)	(3)	(8)	(6)	(4)
Fees paid indirectly (Note 5)	(2,640)	(7,165)	—	—	—	—
Net expenses	267,081	544,871	105,149	344,379	177,057	124,836
Net investment income (loss)	284,950	608,756	(105,149)	(344,379)	(177,057)	(124,836)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	(2,081,970)	(2,309,360)	—	—	—	—
Net realized gain (loss) on investments (affiliated)	—	—	(7,328,775)	(15,169,464)	(10,762,532)	(5,917,582)
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(198)	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	(2,081,970)	(2,309,558)	(7,328,775)	(15,169,464)	(10,762,532)	(5,917,582)
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	12,842,932	28,985,130	—	—	—	—
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	48,381,786	149,155,525	69,308,714	37,988,179
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	12,842,932	28,985,130	48,381,786	149,155,525	69,308,714	37,988,179
Net realized and unrealized gain (loss) on investments and foreign currencies	10,760,962	26,675,572	41,053,011	133,986,061	58,546,182	32,070,597
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,045,912	$27,284,328	$40,947,862	$133,641,682	$58,369,125	$31,945,761
* Net of foreign withholding taxes on interest and dividends of	$146	$8,284	$—	$—	$—	$—
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS

	Multi-Managed Growth		Multi-Managed Moderate Growth		Multi-Managed Income/Equity
	For the six months ended September 30, 2009 (unaudited)	For the year ended March 31, 2009	For the six months ended September 30, 2009 (unaudited)	For the year ended March 31, 2009	For the six months ended September 30, 2009 (unaudited)	For the year ended March 31, 2009
OPERATIONS:
Net investment income (loss)	$357,317	$1,152,953	$1,376,308	$4,155,716	$2,039,344	$5,673,450
Net realized gain (loss) on investments and foreign currencies	5,599,824	(8,113,456)	9,060,212	(15,700,182)	(1,149,767)	(4,933,470)
Net unrealized gain (loss) on investments and foreign currencies	19,143,745	(27,748,252)	32,181,674	(40,787,582)	23,921,959	(26,949,616)
Net increase (decrease) in net assets resulting from operations	25,100,886	(34,708,755)	42,618,194	(52,332,048)	24,811,536	(26,209,636)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(315,919)	—	(730,480)	—	(1,020,612)
Net investment income — Class 2	—	(674,177)	—	(3,027,562)	—	(4,383,457)
Net investment income — Class 3	—	(545,514)	—	(1,821,775)	—	(2,065,883)
Net realized gain on investments — Class 1	—	—	—	(727,409)	—	(990,830)
Net realized gain on investments — Class 2	—	—	—	(3,203,184)	—	(4,398,611)
Net realized gain on investments — Class 3	—	—	—	(2,008,437)	—	(2,119,546)
Total distributions to shareholders	—	(1,535,610)	—	(11,518,847)	—	(14,978,939)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(7,219,830)	(28,475,413)	(8,623,559)	(53,628,975)	(5,223,534)	(49,719,954)
TOTAL INCREASE (DECREASE) IN NET ASSETS	17,881,056	(64,719,778)	33,994,635	(117,479,870)	19,588,002	(90,908,529)
NET ASSETS:
Beginning of period	78,082,064	142,801,842	149,625,152	267,105,022	116,770,205	207,678,734
End of period†	$95,963,120	$78,082,064	$183,619,787	$149,625,152	$136,358,207	$116,770,205
† Includes accumulated undistributed net investment income (loss)	$1,502,284	$1,144,967	$6,381,983	$5,005,675	$9,034,169	$6,994,825

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Multi-Managed Income		Asset Allocation: Diversified Growth		Stock
	For the six months ended September 30, 2009 (unaudited)	For the year ended March 31, 2009	For the six months ended September 30, 2009 (unaudited)	For the year ended March 31, 2009	For the six months ended September 30, 2009 (unaudited)	For the year ended March 31, 2009
OPERATIONS:
Net investment income (loss)	$1,869,303	$4,992,656	$1,978,938	$5,456,588	$(101,706)	$244,560
Net realized gain (loss) on investments and foreign currencies	(853,809)	(3,564,845)	(1,920,264)	(60,416,270)	(4,310,044)	(33,453,591)
Net unrealized gain (loss) on investments and foreign currencies	14,814,319	(12,733,757)	64,007,468	(52,775,590)	50,837,241	(53,559,062)
Net increase (decrease) in net assets resulting from operations	15,829,813	(11,305,946)	64,066,142	(107,735,272)	46,425,491	(86,768,093)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(848,910)	—	(2,190,979)	—	(75,359)
Net investment income — Class 2	—	(3,587,596)	—	(8,140,999)	—	(65,975)
Net investment income — Class 3	—	(1,727,842)	—	(4,831,452)	—	—
Net realized gain on investments — Class 1	—	(415,663)	—	(3,485,975)	—	(3,069,899)
Net realized gain on investments — Class 2	—	(1,809,225)	—	(13,385,369)	—	(11,467,013)
Net realized gain on investments — Class 3	—	(888,469)	—	(8,115,987)	—	(7,187,209)
Total distributions to shareholders	—	(9,277,705)	—	(40,150,761)	—	(21,865,455)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(1,821,972)	(36,558,200)	(21,423,848)	(3,026,493)	(11,773,847)	(14,439,256)
TOTAL INCREASE (DECREASE) IN NET ASSETS	14,007,841	(57,141,851)	42,642,294	(150,912,526)	34,651,644	(123,072,804)
NET ASSETS:
Beginning of period	90,327,361	147,469,212	195,639,165	346,551,691	157,273,918	280,346,722
End of period†	$104,335,202	$90,327,361	$238,281,459	$195,639,165	$191,925,562	$157,273,918
† Includes accumulated undistributed net investment income (loss)	$6,812,270	$4,942,967	$2,093,713	$114,775	$66,930	$168,636

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Large Cap Growth		Large Cap Composite		Large Cap Value
	For the six months ended September 30, 2009 (unaudited)	For the year ended March 31, 2009	For the six months ended September 30, 2009 (unaudited)	For the year ended March 31, 2009	For the six months ended September 30, 2009 (unaudited)	For the year ended March 31, 2009
OPERATIONS:
Net investment income (loss)	$167,363	$(64,011)	$68,479	$267,188	$2,214,971	$7,282,262
Net realized gain (loss) on investments and foreign currencies	(3,869,504)	(15,089,461)	(33,290)	(7,011,685)	(13,687,258)	(42,414,795)
Net unrealized gain (loss) on investments and foreign currencies	69,830,397	(73,191,531)	6,116,678	(7,824,403)	103,976,107	(127,447,668)
Net increase (decrease) in net assets resulting from operations	66,128,256	(88,345,003)	6,151,867	(14,568,900)	92,503,820	(162,580,201)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	—	—	(21,890)	—	(162,925)
Net investment income — Class 2	—	—	—	(175,941)	—	(1,059,392)
Net investment income — Class 3	—	—	—	(95,688)	—	(4,142,238)
Net realized gain on investments — Class 1	—	(264,497)	—	(166,698)	—	(630,278)
Net realized gain on investments — Class 2	—	(2,661,522)	—	(1,601,077)	—	(4,590,468)
Net realized gain on investments — Class 3	—	(7,444,416)	—	(993,487)	—	(19,357,603)
Total distributions to shareholders	—	(10,370,435)	—	(3,054,781)	—	(29,942,904)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	954,784	24,779,006	(1,258,146)	(5,926,451)	(28,340,406)	73,269,873
TOTAL INCREASE (DECREASE) IN NET ASSETS	67,083,040	(73,936,432)	4,893,721	(23,550,132)	64,163,414	(119,253,232)
NET ASSETS:
Beginning of period	184,850,683	258,787,115	20,326,643	43,876,775	243,962,266	363,215,498
End of period†	$251,933,723	$184,850,683	$25,220,364	$20,326,643	$308,125,680	$243,962,266
† Includes accumulated undistributed net investment income (loss)	$(469,804)	$(637,167)	$319,677	$251,198	$9,495,742	$7,280,771

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Mid Cap Growth		Mid Cap Value		Small Cap
	For the six months ended September 30, 2009 (unaudited)	For the year ended March 31, 2009	For the six months ended September 30, 2009 (unaudited)	For the year ended March 31, 2009	For the six months ended September 30, 2009 (unaudited)	For the year ended March 31, 2009
OPERATIONS:
Net investment income (loss)	$(143,471)	$(440,272)	$439,694	$1,830,636	$(172,189)	$6,704
Net realized gain (loss) on investments and foreign currencies	(3,660,096)	(16,975,043)	(7,220,689)	(48,194,692)	12,224,595	(44,558,129)
Net unrealized gain (loss) on investments and foreign currencies	31,366,086	(33,626,623)	47,970,840	(28,504,582)	44,018,215	(31,051,125)
Net increase (decrease) in net assets resulting from operations	27,562,519	(51,041,938)	41,189,845	(74,868,638)	56,070,621	(75,602,550)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	—	—	(86,518)	—	—
Net investment income — Class 2	—	—	—	(570,796)	—	—
Net investment income — Class 3	—	—	—	(879,742)	—	—
Net realized gain on investments — Class 1	—	(993,036)	—	(968,961)	—	(212,260)
Net realized gain on investments — Class 2	—	(7,578,831)	—	(7,737,387)	—	(1,862,156)
Net realized gain on investments — Class 3	—	(7,478,405)	—	(13,601,838)	—	(6,583,783)
Total distributions to shareholders	—	(16,050,272)	—	(23,845,242)	—	(8,658,199)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	1,467,587	(16,002,092)	(3,871,723)	4,753,447	(10,313,296)	24,023,415
TOTAL INCREASE (DECREASE) IN NET ASSETS	29,030,106	(83,094,302)	37,318,122	(93,960,433)	45,757,325	(60,237,334)
NET ASSETS:
Beginning of period	68,110,648	151,204,950	101,404,753	195,365,186	128,758,261	188,995,595
End of period†	$97,140,754	$68,110,648	$138,722,875	$101,404,753	$174,515,586	$128,758,261
† Includes accumulated undistributed net investment income (loss)	$(143,790)	$(319)	$2,270,901	$1,831,207	$(167,575)	$4,614

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	International Equity		Diversified Fixed Income		Strategic Fixed Income
	For the six months ended September 30, 2009 (unaudited)	For the year ended March 31, 2009	For the six months ended September 30, 2009 (unaudited)	For the year ended March 31, 2009	For the six months ended September 30, 2009 (unaudited)	For the year ended March 31, 2009
OPERATIONS:
Net investment income (loss)	$2,868,378	$7,593,240	$5,341,847	$11,303,008	$4,099,715	$8,088,322
Net realized gain (loss) on investments and foreign currencies	6,983,505	(129,712,017)	(3,119,568)	(920,035)	(3,731,268)	(8,846,403)
Net unrealized gain (loss) on investments and foreign currencies	92,439,711	(81,944,233)	19,388,671	(14,770,247)	22,135,910	(16,892,321)
Net increase (decrease) in net assets resulting from operations	102,291,594	(204,063,010)	21,610,950	(4,387,274)	22,504,357	(17,650,402)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(213,517)	—	(278,192)	—	—
Net investment income — Class 2	—	(1,626,540)	—	(3,587,869)	—	—
Net investment income — Class 3	—	(5,820,991)	—	(7,131,305)	—	(8,268,956)
Net realized gain on investments — Class 1	—	(687,858)	—	—	—	—
Net realized gain on investments — Class 2	—	(5,740,260)	—	—	—	—
Net realized gain on investments — Class 3	—	(21,834,473)	—	—	—	—
Total distributions to shareholders	—	(35,923,639)	—	(10,997,366)	—	(8,268,956)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(21,607,000)	55,840,683	34,719,390	(17,352,633)	12,187,780	8,489,242
TOTAL INCREASE (DECREASE) IN NET ASSETS	80,684,594	(184,145,966)	56,330,340	(32,737,273)	34,692,137	(17,430,116)
NET ASSETS:
Beginning of period	226,536,567	410,682,533	291,947,141	324,684,414	113,133,892	130,564,008
End of period†	$307,221,161	$226,536,567	$348,277,481	$291,947,141	$147,826,029	$113,133,892
† Includes accumulated undistributed net investment income (loss)	$6,960,859	$4,092,481	$16,831,570	$11,489,723	$5,855,758	$1,756,043

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Cash Management		Focus Growth		Focus TechNet
	For the six months ended September 30, 2009 (unaudited)	For the year ended March 31, 2009	For the six months ended September 30, 2009 (unaudited)	For the year ended March 31, 2009	For the six months ended September 30, 2009 (unaudited)	For the year ended March 31, 2009
OPERATIONS:
Net investment income (loss)	$(289,132)	$2,141,049	$(74,632)	$(346,335)	$(163,496)	$(388,592)
Net realized gain (loss) on investments and foreign currencies	(10,372)	(927,771)	220,552	(11,841,714)	(127,747)	(5,381,942)
Net unrealized gain (loss) on investments and foreign currencies	120,259	(418,643)	20,528,542	(27,028,446)	7,309,671	(3,992,876)
Net increase (decrease) in net assets resulting from operations	(179,245)	794,635	20,674,462	(39,216,495)	7,018,428	(9,763,410)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(208,528)	—	—	—	—
Net investment income — Class 2	—	(2,406,786)	—	—	—	—
Net investment income — Class 3	—	(2,297,756)	—	—	—	—
Net realized gain on investments — Class 1	—	(12)	—	(191,721)	—	—
Net realized gain on investments — Class 2	—	(151)	—	(2,776,665)	—	(1,568,516)
Net realized gain on investments — Class 3	—	(150)	—	(3,005,462)	—	(1,561,076)
Total distributions to shareholders	—	(4,913,383)	—	(5,973,848)	—	(3,129,592)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(64,945,654)	75,674,244	(6,082,657)	(11,463,296)	3,293,819	(7,907,083)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(65,124,899)	71,555,496	14,591,805	(56,653,639)	10,312,247	(20,800,085)
NET ASSETS:
Beginning of period	200,068,837	128,513,341	59,727,240	116,380,879	19,678,718	40,478,803
End of period†	$134,943,938	$200,068,837	$74,319,045	$59,727,240	$29,990,965	$19,678,718
† Includes accumulated undistributed net investment income (loss)	$1,851,604	$2,140,736	$(74,638)	$(6)	$(163,496)	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Focus Growth and Income		Focus Value		Allocation Growth
	For the six months ended September 30, 2009 (unaudited)	For the year ended March 31, 2009	For the six months ended September 30, 2009 (unaudited)	For the year ended March 31, 2009	For the six months ended September 30, 2009 (unaudited)	For the year ended March 31, 2009
OPERATIONS:
Net investment income (loss)	$284,950	$566,872	$608,756	$1,673,531	$(105,149)	$1,627,485
Net realized gain (loss) on investments and foreign currencies	(2,081,970)	(16,786,360)	(2,309,558)	(41,517,414)	(7,328,775)	(7,082,986)
Net unrealized gain (loss) on investments and foreign currencies	12,842,932	(5,747,452)	28,985,130	(16,744,321)	48,381,786	(67,466,372)
Net increase (decrease) in net assets resulting from operations	11,045,912	(21,966,940)	27,284,328	(56,588,204)	40,947,862	(72,921,873)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	—	—	—	—	—
Net investment income — Class 2	—	(90,447)	—	(813,135)	—	—
Net investment income — Class 3	—	(51,463)	—	(1,360,894)	—	(5,034,687)
Net realized gain on investments — Class 1	—	—	—	—	—	—
Net realized gain on investments — Class 2	—	(3,758,799)	—	(4,924,125)	—	—
Net realized gain on investments — Class 3	—	(3,433,350)	—	(8,876,543)	—	(12,009,587)
Total distributions to shareholders	—	(7,334,059)	—	(15,974,697)	—	(17,044,274)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(3,436,884)	(10,194,668)	(6,679,609)	(17,301,968)	(8,725,670)	(1,832,401)
TOTAL INCREASE (DECREASE) IN NET ASSETS	7,609,028	(39,495,667)	20,604,719	(89,864,869)	32,222,192	(91,798,548)
NET ASSETS:
Beginning of period	31,544,779	71,040,446	68,563,262	158,428,131	103,755,504	195,554,052
End of period†	$39,153,807	$31,544,779	$89,167,981	$68,563,262	$135,977,696	$103,755,504
† Includes accumulated undistributed net investment income (loss)	$851,817	$566,867	$2,294,276	$1,685,520	$4,415,295	$4,520,444

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Allocation Moderate Growth		Allocation Moderate		Allocation Balanced
	For the six months ended September 30, 2009 (unaudited)	For the year ended March 31, 2009	For the six months ended September 30, 2009 (unaudited)	For the year ended March 31, 2009	For the six months ended September 30, 2009 (unaudited)	For the year ended March 31, 2009
OPERATIONS:
Net investment income (loss)	$(344,379)	$7,972,546	$(177,057)	$5,106,976	$(124,836)	$3,800,775
Net realized gain (loss) on investments and foreign currencies	(15,169,464)	(8,308,946)	(10,762,532)	(8,209,398)	(5,917,582)	(1,789,830)
Net unrealized gain (loss) on investments and foreign currencies	149,155,525	(194,005,666)	69,308,714	(78,418,520)	37,988,179	(38,611,659)
Net increase (decrease) in net assets resulting from operations	133,641,682	(194,342,066)	58,369,125	(81,520,942)	31,945,761	(36,600,714)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	—	—	—	—	—
Net investment income — Class 2	—	—	—	—	—	—
Net investment income — Class 3	—	(10,407,311)	—	(6,509,131)	—	(3,067,878)
Net realized gain on investments — Class 1	—	—	—	—	—	—
Net realized gain on investments — Class 2	—	—	—	—	—	—
Net realized gain on investments — Class 3	—	(16,582,754)	—	(9,769,105)	—	(3,556,817)
Total distributions to shareholders	—	(26,990,065)	—	(16,278,236)	—	(6,624,695)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	18,441,819	180,425,640	6,547,855	48,350,868	8,808,764	43,286,491
TOTAL INCREASE (DECREASE) IN NET ASSETS	152,083,501	(40,906,491)	64,916,980	(49,448,310)	40,754,525	61,082
NET ASSETS:
Beginning of period	387,824,896	428,731,387	186,674,945	236,123,255	122,807,533	122,746,451
End of period†	$539,908,397	$387,824,896	$251,591,925	$186,674,945	$163,562,058	$122,807,533
† Includes accumulated undistributed net investment income (loss)	$15,856,676	$16,201,055	$8,179,638	$8,356,695	$5,218,395	$5,343,231

See Notes to Financial Statements

SEASONS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (unaudited)

1.  Description of Business and Basis of Presentation: Seasons Series Trust (the "Trust"), organized as a Massachusetts business trust on October 10, 1995, is an open-end management investment company. Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies (collectively the "Variable Contracts"). Shares of the Trust are not offered directly to the public. Instead, they participate through Variable Contracts offered by affiliated life insurance companies (the "Life Companies"). SunAmerica Asset Management Corp. ("SAAMCo" or "Adviser")*, an affiliate of the Life Companies and an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"), manages the Trust. An affiliated life company, AIG SunAmerica Life Assurance Company, is the parent company to SAAMCo.

The Trust currently consists of 24 separate series or portfolios (each, a "Portfolio" and collectively, the "Portfolios"), each of which represents a separate managed portfolio of securities with its own investment objectives. The Board of Trustees may establish additional portfolios or classes in the future. Six of the Portfolios, called the "Seasons Portfolios," are available only through the selection of one of four variable investment "strategies" described in the Seasons Variable Contract prospectus. Eighteen additional Portfolios, called the "Seasons Select Portfolios," the "Seasons Focused Portfolios" and the "Seasons Managed Allocation Portfolios," are available in addition to the Seasons Portfolios as variable investment options under  Variable Contracts offered by the Life Companies. All shares may be purchased or redeemed at net asset value without any sales or redemption charge. Each Seasons Managed Allocation Portfolio is structured as a "fund-of-funds" which means that it pursues its investment goal by investing its assets in a combination of the Seasons Select Portfolios and the Seasons Focused Portfolios (collectively, the "Underlying Portfolios").

Class 1 shares, Class 2 shares and Class 3 shares of each Portfolio may be offered only in connection with certain Variable Contracts. Class 2 and Class 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) except for the Seasons Managed Allocation Portfolios, Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not subject to service fees; and (iii) Class 2 and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 and Class 3 shares. Class 2 and Class 3 shares of each Portfolio, excluding the Seasons Managed Allocation Portfolios, pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class' average daily net assets.

The investment objectives for each Portfolio are as follows:

Seasons Portfolios

The Multi-Managed Growth Portfolio seeks long-term growth of capital.

The Multi-Managed Moderate Growth Portfolio seeks long-term growth of capital, with capital preservation as a secondary objective.

The Multi-Managed Income/Equity Portfolio seeks conservation of principal while maintaining some potential for long-term growth of capital.

The Multi-Managed Income Portfolio seeks capital preservation.

The Asset Allocation: Diversified Growth Portfolio seeks capital appreciation by investing primarily through a strategic allocation of approximately 80% of its assets in equity securities and approximately 20% of its assets in fixed income securities.

The Stock Portfolio seeks long-term capital appreciation with a secondary objective of increasing dividend income by investing, under normal circumstances, at least 80% of its net assets in common stocks.

Seasons Select Portfolios

The Large Cap Growth Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of large companies selected through a growth strategy.

*  Effective April 1, 2009, AIG SunAmerica Asset Management Corp. changed its name to SunAmerica Asset Management Corp.

The Large Cap Composite Portfolio seeks long-term growth of capital and growth of dividend income by investing, under normal circumstances, at least 80% of its net assets in equity securities of large companies that offer the potential for long-term growth of capital or dividends.

The Large Cap Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of large companies selected through a value strategy.

The Mid Cap Growth Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of medium-sized companies selected through a growth strategy.

The Mid Cap Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of medium-sized companies selected through a value strategy.

The Small Cap Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of small companies.

The International Equity Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of issuers in at least three countries other than the U.S.

The Diversified Fixed Income Portfolio seeks relatively high current income and, secondarily, capital appreciation by investing, under normal circumstances, at least 80% of its net assets in fixed income securities including U.S. and foreign government securities, mortgage-backed securities, investment grade debt securities, and high yield/high risk bonds.

The Strategic Fixed Income Portfolio seeks a high level of current income and, secondarily, capital appreciation over the long term, by investing, under normal circumstances, at least 80% of its net assets in multiple sectors of the fixed income market, including high yield bonds, foreign government and corporate debt securities from developed and emerging markets, mortgage-backed securities and U.S. government, agency and investment grade securities.

The Cash Management Portfolio seeks high current yield while preserving capital by investing in a diversified selection of money market instruments.

Seasons Focused Portfolios

The Focus Growth Portfolio seeks long-term growth of capital through active trading of equity securities selected on the basis of growth criteria without regard to market capitalization.

The Focus TechNet Portfolio seeks long-term growth of capital through active trading of equity securities of companies that demonstrate the potential for long-term growth of capital and that are believed to benefit significantly from technological advances or improvements without regard to market capitalization. Under normal circumstances, at least 80% of its net assets will be invested in such securities.

The Focus Growth and Income Portfolio seeks long-term growth of capital and current income through active trading of equity securities selected to achieve a blend of growth companies, value companies and companies that are believed to have elements of growth and value, issued by large cap companies including those that offer the potential for a reasonable level of current income. A growth orientation or value orientation may be emphasized at any particular time.

The Focus Value Portfolio seeks long-term growth of capital through active trading of equity securities selected on the basis of a value criteria, without regard to market capitalization.

Seasons Managed Allocation Portfolios

The Allocation Growth Portfolio seeks long-term capital appreciation by investing in an allocation of assets among a combination of Underlying Portfolios. Under normal circumstances, invests at least 80% of its net assets in equity portfolios.

The Allocation Moderate Growth Portfolio seeks long-term capital appreciation by investing in an allocation of assets among a combination of Underlying Portfolios. Under normal circumstances, invests at least 30% and no more than 90% of its net assets in equity portfolios and at least 10% and no more than 70% of its net assets in fixed income portfolios.

The Allocation Moderate Portfolio seeks long-term capital appreciation and moderate current income by investing in an allocation of assets among a combination of Underlying Portfolios. Under normal circumstances, invests at least 20% and no more than 80% of its net assets in equity portfolios and at least 20% and no more than 80% of its net assets in fixed income portfolios.

The Allocation Balanced Portfolio seeks long-term capital appreciation and current income by investing in an allocation of assets among a combination of Underlying Portfolios. Under normal circumstances, invests no more than 70% of its net assets in equity portfolios.

Each Portfolio, except for the Asset Allocation: Diversified Growth, Stock, Diversified Fixed Income, Strategic Fixed Income, and Cash Management Portfolios is organized as a "non-diversified" Portfolio of the Trust (as such term is defined under the Investment Company Act of 1940, as amended), subject, however, to certain tax diversification requirements.

Each of the Seasons Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity and Multi-Managed Income Portfolios ("Multi-Managed Seasons Select Portfolio(s)") allocates all of its assets among three or four distinct Managed Components, each managed by a separate Manager ("Manager" or collectively "Managers"). The four Managers of the Multi-Managed Seasons Portfolios are SAAMCo, Janus Capital Management LLC ("Janus"), Lord Abbett & Company LLC ("Lord Abbett") and Wellington Management Company, LLP ("WMC"). New share purchase and redemption requests in each Multi-Managed Seasons Portfolio will be allocated among the Managed Components of such Portfolio as described in the chart below.

Portfolio	Aggressive Growth component SAAMCo	Growth component Janus	Balanced component Lord Abbett/ SAAMCo	Fixed Income component WMC
Multi-Managed Growth	20%	40%	14%/6%	20%
Multi-Managed Moderate Growth	18	28	12.6/5.4	36
Multi-Managed Income/Equity	0	18	14/14	54
Multi-Managed Income	0	8	8.5/8.5	75

Differences in investment returns among the Managed Components will cause the actual percentages to vary over the course of a calendar quarter from the targets listed in the chart. Accordingly, the assets of each Multi-Managed Seasons Portfolio will be reallocated or "rebalanced" among the managed components on at least a quarterly basis to restore the target allocations for such Portfolio.

Each Seasons Select Portfolio except the Cash Management Portfolio (referred to hereinafter as the "Multi-Managed Seasons Select Portfolio(s)") is managed by several separate managers each of which advises a separate portion of the Portfolio. Each Multi-Managed Seasons Select Portfolio will allocate one portion of its portfolio to a passively-managed strategy that seeks to track a target index, or a subset of an index.

The Seasons Focused Portfolios offer access to several different professional Managers each of which advises a separate portion of the Portfolio. Each Manager actively selects a limited number of stocks that represent their best ideas. This "Focus" approach to investing results in a more concentrated Portfolio, which will be less diversified than other Portfolios, and may be subject to greater market risks.

New share purchase and redemption requests in each Multi-Managed Seasons Select Portfolio and Seasons Focused Portfolio (except for the Diversified Fixed Income Portfolio and the Strategic Fixed Income Portfolio) will be allocated equally among the Managers, unless SAAMCo determines, subject to the review of the Board of Trustees, that a different allocation of assets would be in the best interest of the Portfolio and its shareholders. The assets of the Diversified Fixed Income Portfolio are not divided equally between the three managers, but have a targeted allocation of 50% to one Manager, AIG Global Investment Corp. ("AIGGIC"), with a portion actively managed and another passively managed and 25% each to the two other Managers. With respect to the Strategic Fixed Income Portfolio, SAAMCo intends to allocate the Portfolio's assets, including new cash, between the three Managers with a targeted allocation of approximately 40% each to the two Managers responsible for subadvising the corporate high-yield debt and mortgage-backed securities portions of the Portfolio and 20% to the Manager subadvising the emerging market debt portion of the Portfolio.

Indemnifications:  The Trust's organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current (and certain former) trustees who is not an "interested person," as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act"), of the Trust (collectively, the "Disinterested Trustees"), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

2.  Significant Accounting Policies: The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

Security Valuations: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be the normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio's shares, and the Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities, the Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost of the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Senior Secured Floating Rate Loans ("Loans") for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service.

Futures contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market. Swap contracts are marked-to-market daily based upon quotations from market makers.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Trustees. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

The various inputs that may be used to determine value of the Portfolios' investments are summarized into three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, quoted prices in inactive markets, etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios' own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the inputs used to value the Portfolios' net assets as of September 30, 2009, are reported on a schedule following the Portfolio of Investments.

Derivative Instruments:

The following tables represent the value of derivatives held as of September 30, 2009, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the six month period ending September 30, 2009:

	Multi-Managed Growth Portfolio
	Asset Derivatives 2010		Liability Derivatives 2010
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Interest rate contracts(2)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$8,505
Foreign exchange contracts(3)	Unrealized appreciation on forward		Unrealized depreciation on forward
	foreign currency contracts	7,461	foreign currency contracts	24,519
		$7,461		$33,024

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Interest rate contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/ Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$73,952	$(30,050)
Foreign exchange contracts(3)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(120,022)	21,833
		$(46,070)	$(8,217)

(1)  The Portfolio's derivative contracts held during the six months ended September 30, 2009, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average notional par amount outstanding for interest rate futures contracts was $96,800

(3)  The average notional par amount outstanding for forward foreign currency contracts was $1,352,727

	Multi-Managed Moderate Growth Portfolio
	Asset Derivatives 2010		Liability Derivatives 2010
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Interest rate contracts(2)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$28,480
Foreign exchange contracts(3)	Unrealized appreciation on forward		Unrealized depreciation on forward
	foreign currency contracts	28,924	foreign currency contracts	86,105
		$28,924		$114,585

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Interest rate contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/ Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$273,689	$(104,240)
Foreign exchange contracts(3)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(412,797)	76,547
		$(139,108)	$(27,693)

(1)  The Portfolio's derivative contracts held during the six months ended September 30, 2009, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average notional par amount outstanding for interest rate futures contracts was $323,200

(3)  The average notional par amount outstanding for forward foreign currency contracts was $4,694,100

	Multi-Managed Income/Equity Portfolio
	Asset Derivatives 2010		Liability Derivatives 2010
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Interest Rate Contracts(2)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$29,364
Foreign exchange contracts(3)	Unrealized appreciation on forward		Unrealized depreciation on forward
	foreign currency contracts	31,841	foreign currency contracts	97,219
		$31,841		$126,583

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Interest rate contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/ Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$293,778	$(150,861)
Foreign exchange contracts(3)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(460,840)	85,003
		$(167,062)	$(65,858)

(1)  The Portfolio's derivative contracts held during the six months ended September 30, 2009, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average notional par amount outstanding for interest rate futures contracts was $385,100

(3)  The average notional par amount outstanding for forward foreign currency contracts was $5,330,242

	Multi-Managed Income Portfolio
	Asset Derivatives 2010		Liability Derivatives 2010
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Interest rate contracts(2)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$28,059
Foreign exchange contracts(3)	Unrealized appreciation on forward		Unrealized depreciation on forward
	foreign currency contracts	34,174	foreign currency contracts	106,436
		$34,174		$134,495

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Interest rate contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/ Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$320,089	$(126,520)
Foreign exchange contracts(3)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(502,606)	90,381
		$(182,517)	$(36,139)

(1)  The Portfolio's derivative contracts held during the six months ended September 30, 2009, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average notional par amount outstanding for interest rate futures contracts was $415,067

(3)  The average notional par amount outstanding for forward foreign currency contracts was $5,751,111

	Asset Allocation: Diversified Growth Portfolio
	Asset Derivatives 2010		Liability Derivatives 2010
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Equity contracts(2)	Unrealized appreciation on swap		Unrealized depreciation on swap
	contracts	$1,225,197	contracts	$260,565
	Variation margin on futures contracts	—	Variation margin on futures contracts	11,673
Interest rate contracts(3)	Variation margin on futures contracts	—	Variation margin on futures contracts	5,649
Foreign exchange contracts(4)	Unrealized appreciation on forward		Unrealized depreciation on forward
	foreign currency contracts	440,203	foreign currency contracts	716,602
		$1,665,400		$994,489

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/ Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$12,502,018	$(2,911,182)
Interest rate contracts(3)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/ Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	(1,430,605)	1,324,669
Foreign exchange contracts(4)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(1,333,857)	34,292
		$9,737,556	$(1,552,221)

(1)  The Portfolio's derivative contracts held during the six months ended September 30, 2009, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average notional par amount outstanding for equity futures, written options and swap contracts were $763,753, 91,477 and 11,760,169, respectively.

(3)  The average notional par amount outstanding for interest rate futures, written option and swap contracts were $4,042,907, 47,450,000 and 9,268,333 respectively.

(4)  The average notional par amount outstanding for forward foreign currency contracts was $46,936,099

	Large Cap Growth Portfolio
	Asset Derivatives 2010		Liability Derivatives 2010
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Equity contracts(2)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$1,100

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/ Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$102,366	$(16,100)

(1)  The Portfolio's derivative contracts held during the six months ended September 30, 2009, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average notional par amount outstanding for equity futures contracts was $1,000.

	Large Cap Composite Portfolio
	Asset Derivatives 2010		Liability Derivatives 2010
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Equity contracts(2)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$475

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/ Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$75,827	$(9,225)
Foreign exchange contracts(3)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(292)	—
		$75,535	$(9,225)

(1)  The Portfolio's derivative contracts held during the six months ended September 30, 2009, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average notional par amount outstanding for equity futures contracts was $250

(3)  The average notional par amount outstanding for forward foreign currency contracts was $2,117

	Large Cap Value Portfolio
	Asset Derivatives 2010		Liability Derivatives 2010
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Equity contracts(2)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$2,800

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/ Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$158,554	$(17,750)

(1)  The Portfolio's derivative contracts held during the six months ended September 30, 2009, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average notional par amount outstanding for equity futures contracts was $1,000.

	Mid Cap Growth Portfolio
	Asset Derivatives 2010		Liability Derivatives 2010
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Equity contracts(2)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$2,400

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/ Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$232,330	$(27,150)

(1)  The Portfolio's derivative contracts held during the six months ended September 30, 2009, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average notional par amount outstanding for equity futures contracts was $1,000.

	Mid Cap Value Portfolio
	Asset Derivatives 2010		Liability Derivatives 2010
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Equity contracts(2)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$2,400

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/ Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$233,870	$(27,150)

(1)  The Portfolio's derivative contracts held during the six months ended September 30, 2009, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average notional par amount outstanding for equity futures contracts was $1,000.

	Small Cap Portfolio
	Asset Derivatives 2010		Liability Derivatives 2010
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Equity contracts(2)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$7,560

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/ Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$282,887	$(36,961)

(1)  The Portfolio's derivative contracts held during the six months ended September 30, 2009, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average notional par amount outstanding for equity futures contracts was $2,800.

	International Equity Portfolio
	Asset Derivatives 2010		Liability Derivatives 2010
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Equity contracts(2)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$10,584

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/ Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$859,766	$(100,960)
Foreign exchange contracts(3)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(18,661)	—
		$841,105	$(100,960)

(1)  The Portfolio's derivative contracts held during the six months ended September 30, 2009, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average notional par amount outstanding for equity futures contracts was $62,170.

(3)  The average notional par amount outstanding for forward foreign currency contracts was $1,649,266

	Diversified Fixed Income Portfolio
	Asset Derivatives 2010		Liability Derivatives 2010
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Interest rate contracts(2)	Variation margin on futures contracts	$5,094	Variation margin on futures contracts	$—

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Interest rate contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/ Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$(27,872)	$(54,108)

(1)  The Portfolio's derivative contracts held during the six months ended September 30, 2009, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average notional par amount outstanding for interest rate futures contracts was $22,500.

Strategic Fixed Income Portfolio
	Asset Derivatives 2010		Liability Derivatives 2010
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Interest rate contracts(2)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$—

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Interest rate contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/ Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$189,389	$36,201

(1)  The Portfolio's derivative contracts held during the six months ended September 30, 2009, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average notional par amount outstanding for interest rate futures contracts was $11,000.

Forward Foreign Currency Contracts. Certain Portfolios may enter into forward foreign currency contracts ("forward contracts") for various purposes, including to facilitate settlement of foreign currency denominated Portfolio transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. As of September 30, 2009, the following Portfolios have open forward contracts: Multi-Managed Growth Portfolio, Multi-Managed Moderate Growth Portfolio, Multi-Managed Income/Equity Portfolio, Multi-Managed Income Portfolio, and Asset Allocation: Diversified Growth Portfolio, which are reported on a schedule following each Portfolio's Portfolio of Investments.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss on the Statement of Assets and Liabilities. On the settlement date, the Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Portfolios of entering into forward contracts include credit risk and market risk. Credit risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Portfolio's loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio's maximum risk due to counterparty credit risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. Currency transactions are also subject to risks different from those of other Portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures Contracts.  Certain of the Portfolios may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, or to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, or to enhance income or total return. As of September 30, 2009, the following Portfolios had open futures contracts: Multi-Managed Growth Portfolio, Multi-Managed Moderate Growth Portfolio, Multi-Managed Income/Equity Portfolio, Multi-Managed Income Portfolio, Asset Allocation: Diversified Growth Portfolio, Large Cap Growth Portfolio, Large Cap Composite Portfolio, Large Cap Value Portfolio, Mid Cap Growth Portfolio, Mid Cap Value Portfolio, Small Cap Portfolio, International Equity Portfolio, and Diversified Fixed Income Portfolio, which are reported on a schedule following each Portfolio's Portfolio of Investments.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the "broker"). Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is a contract to buy a single stock at a future time for a fixed price. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A Portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolios as unrealized appreciation or depreciation on the Statement of Assets and Liabilities. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are generally conducted through regulated exchanges, which minimize counterparty credit risks.

The primary risk to the Portfolios of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

At September 30, 2009, the due from broker amount as disclosed in the Statements of Assets and Liabilities for the Multi-Managed Income/Equity Portfolio, Large Cap Growth Portfolio, Large Cap Composite Portfolio, Large Cap Value Portfolio, Mid Cap Growth Portfolio, Mid Cap Value Portfolio, Small Cap Portfolio, International Equity Portfolio and Diversified Fixed Income Portfolio include amounts set aside for margin requirements for open futures contracts.

Structured Securities. Certain of the Portfolios may invest in structured securities for various purposes, including managing exposure to fluctuations in currency exchange rates, interest rates, commodity prices, indices or other financial indicators or for speculation. As of September 30, 2009, the Multi-Managed Income Portfolio and the Diversified Fixed Income Portfolio each held one structured security.

Structured securities include notes, bonds or debentures that provide for the payment of principal of, and/or interest in, amounts determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of structured securities may provide that under certain circumstances no principal is due at maturity and, therefore, may result in the loss of a Portfolio's entire investment in the structured security.

Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference (i.e. leveraged structured securities). Consequently, leveraged structured securities entail a greater degree of market risk than other types of debt obligations. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex fixed income investments (i.e. investment grade corporate bonds).

The risks of investing in a particular structured security will depend on the terms of the investment; however, structured securities generally will expose the Portfolio to credit risk, illiquidity risk and market risk. Credit risk arises from the potential inability of counterparties to meet the terms of their contract. Structured securities are typically sold in private placement transactions with no active trading market. Market risk is the risk that there will be an unfavorable change in the Reference. Investments in structured securities may be more volatile than their underlying instruments; however, generally any loss is limited to the amount of the original investment.

Swap Contracts.  Certain Portfolios may enter into credit default, interest rate, equity and/or total return swap contracts. Generally, a swap contract is a privately negotiated agreement between a Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap contracts are either marked-to-market daily based upon quotations from market makers or are calculated using standard models and current market data. Any change, in market value is recorded as an unrealized gain or loss. In connection with these contracts, securities or cash may be identified as collateral in accordance with the terms of the respective swap contract to provide assets of value and recourse in the event of default or bankruptcy/insolvency. The Portfolios amortize upfront payments and receipts on the swap contracts on a daily basis. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments made or received by the Portfolios are included as part of realized gain (loss).

Credit Default Swap Agreements: Certain Portfolios may enter into credit default swap agreements ("credit default swaps") for various purposes, including managing credit risk (i.e., hedging), enhancing returns or speculation. As of September 30, 2009 none of the Portfolios had open credit default swaps.

Credit default swaps are bilateral contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, a Portfolio would be subject to investment exposure on the notional amount of the swap.

If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium, the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. The Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection.

If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging country are bilateral contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection's right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where a Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer's default.

Credit default swaps on asset-backed securities are bilateral contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation's default.

Credit default swaps on credit indices are bilateral contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, assetbacked securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name's weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding as of September 30, 2009 for which a Portfolio is the seller of protection, if any, are disclosed in the footnotes to the Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.

Total Return Swap Agreements:  Certain Portfolios may enter into total return swap agreements, which includes equity swaps ("total return swaps") for various purposes, including to hedge exposure to market risk or to gain exposure to a security or market index. As of September 30, 2009, the Asset Allocation: Diversified Growth Portfolio had open total return swaps, which are reported on a schedule following the Portfolio of Investments.

Total return swaps are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

The counterparty to a total return swap will typically be a bank, investment banking firm or broker/dealer. Total return swaps may be structured in different ways. The counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the total return swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the total return swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Portfolio on any total return swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and the Portfolio may agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the total return swap contract had been invested in different stocks (or indices of stocks).

A Portfolio will generally enter into total return swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a total return swap contract or periodically during its term. Total return swaps normally do not involve the delivery of securities or other underlying assets.

Accordingly, the risk of loss with respect to total return swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to a total return swap defaults, the Portfolio's risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of a total return swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.

Risks of Entering into Swap Agreements:  Risks to the Portfolios of entering into credit default swaps, total return swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk or documentation risk. By entering into swap agreements, the Portfolios may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset's perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that the subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, the Portfolio may suffer a loss.

Options. Certain Portfolios may enter into option contracts for various purposes, including to facilitate trading, increase or decrease a Portfolio's market exposure, to seek higher investment returns, to seek protection against a decline in the value of a Portfolio's securities or an increase in prices of securities that may be purchased, or to generate income. As of September 30, 2009, no Portfolios had open options contracts.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Portfolio's Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the over-the-counter (OTC) market.

Risks to the Portfolios of entering into option contracts include credit risk, market risk and, with respect to OTC options, illiquidity risk. Credit risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Portfolio's loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

	Written Options
	Asset Allocation: Diversified Growth Portfolio
	Number of Contracts	Premiums Received
Options outstanding as of March 31, 2009	2,930,195	$338,152
Options Written	68,022	136,350
Options terminated in closing purchase transactions	(2,962,689)	(402,465)
Options exercised	—	—
Options expired (written)	(35,528)	(72,037)
Options outstanding as of September 30, 2009	—	$—

Foreign Currency Translation: The books and records of the Trust are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of currencies against U.S. dollars on the date of valuation.

The Trust does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Trust does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Trust's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. For Seasons Managed Allocation Portfolios, distributions from income from the underlying Seasons Portfolios, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from underlying Seasons Portfolios, if any, are recorded to realized gains on the ex-dividend date. For financial statement purposes, the Trust amortizes all premiums and accretes all discounts on fixed income securities. Realized gains and losses on sale of investments are calculated on the identified cost basis. Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains at various rates. India, Thailand, and certain other countries' tax regulations require that taxes be paid on capital gains realized by the Portfolio.

Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital shares activity of the respective class).

Expenses common to all Portfolios, not directly related to individual Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations. For the Seasons Managed Allocation Portfolios, the expenses included in the accompanying financial statements reflect the expenses of the Seasons Managed Allocation Portfolios and do not include indirect expenses borne by each underlying Portfolio in connection with its investment in the underlying Portfolio.

Dividends from net investment income and capital gain distributions, if any, are paid annually.

The Portfolios record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain (loss), and net assets are not affected by these reclassifications.

The Trust intends for each Portfolio to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provision is required. Each Portfolio is considered a separate entity for tax purposes.

The Portfolios file U.S. federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2005.

Repurchase Agreements: The Portfolios, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Trust's custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a marked-to-market basis plus accrued interest, to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

As of September 30, 2009, the following portfolios held an undivided interest in the joint repurchase agreement with State Street Bank & Trust Co.:

Portfolio	Percentage Interest	Principal Amount
Multi-Managed Growth Portfolio	1.89%	$3,510,000
Multi-Managed Moderate Growth Portfolio	3.29	6,115,000
Large Cap Composite Portfolio	0.03	52,000
Small Cap Portfolio	7.67	14,248,000
Diversified Fixed Income Portfolio	4.16	7,724,000
Focus Growth Portfolio	1.08	2,003,000
Focus TechNet Portfolio	0.32	595,000
Focus Growth and Income Portfolio	0.07	136,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated September 30, 2009, bearing interest at a rate of 0.01% per annum, with a principal amount of $185,727,000, a repurchase price of $185,727,052, and a maturity date of October 1, 2009. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Bills	0.15%	02/25/10	$189,560,000	$189,446,264

As of September 30, 2009, the following portfolios held an undivided interest in the joint repurchase agreement with Banc of America Securities:

Portfolio	Percentage Interest	Principal Amount
Multi-Managed Growth Portfolio	2.62%	$3,040,000
Multi-Managed Moderate Growth Portfolio	8.44	9,800,000
Multi-Managed Income/Equity Portfolio	4.76	5,525,000
Multi-Managed Income Portfolio	5.25	6,100,000
Large Cap Value Portfolio	3.38	3,930,000
Mid Cap Growth Portfolio	0.03	30,000
Diversified Fixed Income Portfolio	0.31	365,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Banc of America Securities, dated September 30, 2009, bearing interest at a rate of 0.03% per annum, with a principal amount of $116,125,000, a repurchase price of $116,125,097 and a maturity date of October 1, 2009. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Bills	0.04%	12/10/09	$118,450,000	$118,440,524

Stripped Mortgage-Backed Securities:  Stripped Mortgage-Backed Securities ("SMBS") are derivative multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBSs have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the "principal only" class) from the mortgage pool, while the other class will receive all or most of the interest (the "interest only" class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Portfolio's yield.

Mortgage-Backed Dollar Rolls:  During the period ended September 30, 2009, the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income, Asset Allocation: Diversified Growth, and Strategic Fixed Income Portfolios entered into dollar rolls using "to be announced" ("TBA") mortgage-backed securities ("TBA Rolls"). The Trust accounts for the TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date into which the transaction is entered. The Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income, Asset Allocation: Diversified Growth and Strategic Fixed Income Portfolios had TBA Rolls outstanding at period end, which are included in receivable for investments sold and payable for investments purchased in the Statements of Assets and Liabilities.

Dollar roll transactions involve the risk that the market value of the securities held by the Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files bankruptcy or becomes insolvent, the Portfolio's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio's obligation to repurchase the securities. The return earned by the Portfolio with the proceeds of the dollar roll transaction may not exceed the transaction costs.

Short Sales: Certain Portfolios may engage in "short sales against the box". A short sale is against the box to the extent that the Portfolio contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short. In addition, certain Portfolios may sell a security it does not own in anticipation of a decline in the market value of that security ("short sales"). To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Portfolio may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Portfolio replaces a borrowed security, the Portfolio will maintain daily a segregated account, containing cash or liquid securities, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Portfolio bears the risk of potential inability of the broker to meet their obligation to perform.

3.  Federal Income Taxes: The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statements of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, investments in real estate investment trusts, investments in regulated investment companies, investments in partnerships, treatment of defaulted securities and derivative transactions.

	Distributable Earnings			Tax Distributions
	For the year ended March 31, 2009
Portfolio	Ordinary Income	Long-term Gains/ Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
Multi-Managed Growth	$1,519,632	$(17,784,578)	(10,091,352)	$1,535,610	$—
Multi-Managed Moderate Growth	5,376,962	(10,003,198)	(17,824,453)	7,021,769	4,497,078
Multi-Managed Income/Equity	7,091,307	767,469	(16,211,494)	8,632,876	6,346,063
Multi-Managed Income	4,827,999	134,965	(9,906,893)	7,373,218	1,904,487
Asset Allocation: Diversified Growth	837,263	(22,523,463)	(66,345,048)	16,783,067	23,367,694
Stock	168,739	(3,797,117)	(36,970,782)	2,694,581	19,170,874
Large Cap Growth	—	(2,873,151)	(52,139,136)	1,877,020	8,493,415
Large Cap Composite	251,274	(2,143,468)	(6,369,551)	1,335,346	1,719,435
Large Cap Value	7,282,457	(7,993,846)	(138,181,593)	8,808,353	21,134,551
Mid Cap Growth	—	(821,664)	(28,020,700)	3,840,490	12,209,782
Mid Cap Value	1,830,168	(10,369,645)	(45,801,954)	5,772,164	18,073,078
Small Cap	4,607	(25,378,984)	(44,667,357)	3,180,369	5,477,830
International Equity	4,495,952	(48,455,106)	(77,889,166)	18,387,477	17,536,162
Diversified Fixed Income	11,519,222	(283,943)	(7,561,559)	10,997,366	—
Strategic Fixed Income	2,085,886	(1,727,605)	(22,265,967)	8,268,956	—
Cash Management	2,147,324	(1,121,063)	(1,452,684)	4,913,383	—
Focus Growth	—	(7,580,006)	(5,157,295)	2,681,659	3,292,189
Focus TechNet	—	(4,533,375)	(2,450,835)	1,716,426	1,413,166
Focus Growth and Income	566,872	(6,110,033)	(7,846,708)	2,427,207	4,906,852
Focus Value	1,685,520	(14,439,580)	(17,224,558)	5,402,569	10,572,128
Allocation Growth	4,520,444	(1,037,877)	(90,239,654)	5,048,521	11,995,753
Allocation Moderate Growth	16,201,055	577,175	(237,427,476)	10,407,311	16,582,754
Allocation Moderate	8,356,695	659,559	(105,453,890)	6,589,352	9,688,884
Allocation Balanced	5,343,232	1,582,628	(47,630,854)	3,067,878	3,556,817

*  Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

As of March 31, 2009, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

	Capital Loss Carryforward
Portfolio	2011	2012	2013	2014	2015	2016	2017
Multi-Managed Growth	$10,598,157	$1,872,424	$—	$—	$—	$221,445	$5,092,552
Multi-Managed Moderate Growth	—	—	—	—	—	—	10,003,198
Multi-Managed Income/Equity	—	—	—	—	—	—	—
Multi-Managed Income	—	—	—	—	—	—	—
Asset Allocation: Diversified Growth	—	—	—	—	—	—	22,523,463
Stock	—	—	—	—	—	—	3,797,117
Large Cap Growth	—	—	—	—	—	—	2,873,151
Large Cap Composite	—	—	—	—	—	—	2,143,468
Large Cap Value	—	—	—	—	—	—	7,993,846
Mid Cap Growth	—	—	—	—	—	—	821,664
Mid Cap Value	—	—	—	—	—	—	10,369,645
Small Cap	—	—	—	—	—	—	25,378,984
International Equity	—	—	—	—	—	—	48,445,106
Diversified Fixed Income	—	—	—	—	171,224	112,719	—
Strategic Fixed Income	—	—	—	—	—	—	1,727,605
Cash Management	—	—	—	—	—	160,999	960,064
Focus Growth	—	—	—	—	—	—	7,580,006
Focus TechNet	—	—	—	—	—	—	4,533,375
Focus Growth and Income	—	—	—	—	—	—	6,110,033
Focus Value	—	—	—	—	—	—	14,439,580
Allocation Growth	—	—	—	—	—	—	1,037,877
Allocation Moderate Growth	—	—	—	—	—	—	—
Allocation Moderate	—	—	—	—	—	—	—
Allocation Balanced	—	—	—	—	—	—	—

Under the current law, capital losses, and currency losses related to securities realized after October 31 and prior to the Portfolio's fiscal year end may be deferred as occurring on the first day of the following year. For the fiscal year ended March 31, 2009, the Portfolios elected to defer losses as follows:

Portfolio	Deferred Post-October Capital Loss	Deferred Post-October Currency Loss
Multi-Managed Growth	$7,838,847	$—
Multi-Managed Moderate Growth	14,327,173	—
Multi-Managed Income/Equity	7,603,346	—
Multi-Managed Income	3,717,648	—
Asset Allocation: Diversified Growth	26,671,663	—
Stock	27,526,066	—
Large Cap Growth	12,294,790	—
Large Cap Composite	5,207,615	76
Large Cap Value	35,671,598	1,687
Mid Cap Growth	16,628,888	—
Mid Cap Value	38,529,232	—
Small Cap	35,165,960	—
International Equity	80,696,363	267,813
Diversified Fixed Income	2,008,108	—
Strategic Fixed Income	7,702,483	186,650
Cash Management	214	—
Focus Growth	7,208,128	6
Focus TechNet	1,972,125	—
Focus Growth and Income	14,820,760	5
Focus Value	29,195,416	—
Allocation Growth	2,301,107	—
Allocation Moderate Growth	5,802,127	—
Allocation Moderate	110,327	—
Allocation Balanced	—	—

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/(Loss)	Cost of Investments
Multi-Managed Growth	$11,864,899	$(2,819,897)	$9,045,002	$87,209,585
Multi-Managed Moderate Growth	19,094,170	(4,756,374)	14,337,796	173,820,584
Multi-Managed Income/Equity	11,838,708	(4,116,755)	7,721,953	134,353,819
Multi-Managed Income	7,563,833	(2,682,055)	4,881,778	106,067,524
Asset Allocation: Diversified Growth	23,228,444	(21,568,371)	1,660,073	243,935,494
Stock	21,177,248	(7,310,757)	13,866,491	179,488,327
Large Cap Growth	28,070,905	(10,364,916)	17,705,989	233,094,420
Large Cap Composite	2,391,780	(2,634,479)	(242,699)	25,386,291
Large Cap Value	18,095,850	(52,283,585)	(34,187,735)	344,158,851
Mid Cap Growth	12,169,994	(8,797,302)	3,372,692	93,908,596
Mid Cap Value	13,576,990	(11,380,955)	2,196,035	135,399,029
Small Cap	15,646,823	(16,259,004)	(612,181)	156,974,792
International Equity	32,568,048	(17,857,849)	14,710,199	287,789,948
Diversified Fixed Income	14,645,992	(2,764,772)	11,881,220	333,560,546
Strategic Fixed Income	7,765,561	(7,933,934)	(168,373)	161,157,338
Cash Management	3,421	(1,335,846)	(1,332,425)	136,027,247
Focus Growth	18,311,822	(2,940,576)	15,371,246	59,451,730
Focus TechNet	5,632,086	(773,250)	4,858,836	25,122,383
Focus Growth and Income	6,356,121	(1,359,897)	4,996,224	34,143,583
Focus Value	14,320,864	(2,560,292)	11,760,572	77,815,097
Allocation Growth	833,699	(42,691,567)	(41,857,868)	178,150,543
Allocation Moderate Growth	6,700,917	(94,972,868)	(88,271,951)	628,557,282
Allocation Moderate	4,164,697	(40,309,873)	(36,145,176)	287,810,350
Allocation Balanced	3,639,789	(13,282,464)	(9,642,675)	173,279,999

4.  Investment Advisory and Management Agreement, and Service Agreement (12b-1 Plan): SAAMCo serves as investment adviser for all of the Portfolios of the Trust. The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the "Agreement") with SAAMCo to handle the Trust's day-to-day affairs, to provide investment advisory services, office space, and other facilities for the management of the affairs of the Trust, and to pay the compensation of certain officers of the Trust who are affiliated persons of SAAMCo. Pursuant to the Agreement entered into between the Adviser and the Trust, each Portfolio pays the Adviser a fee equal to the following percentage of average daily net assets:

Portfolio	Assets	Management Fees
Multi-Managed Growth	0-$250 million	0.89%
	> $250 million	0.84%
	> $500 million	0.79%
Multi-Managed Moderate Growth	0-$250 million	0.85%
	> $250 million	0.80%
	> $500 million	0.75%
Multi-Managed Income/Equity	0-$250 million	0.81%
	> $250 million	0.76%
	> $500 million	0.71%
Multi-Managed Income	0-$250 million	0.77%
	> $250 million	0.72%
	> $500 million	0.67%
Asset Allocation: Diversified Growth(1)	0-$250 million	0.85%
	> $250 million	0.80%
	> $500 million	0.75%
Stock	0-$250 million	0.85%
	> $250 million	0.80%
	> $500 million	0.75%

Portfolio	Assets	Management Fees
Large Cap Growth, Large Cap Composite, Large Cap Value	0-$250 million	0.80%
	> $250 million	0.75%
	> $500 million	0.70%
Mid Cap Growth, Mid Cap Value, Small Cap	0-$250 million	0.85%
	> $250 million	0.80%
	> $500 million	0.75%
International Equity	0-$250 million	0.95%
	> $250 million	0.90%
	> $500 million	0.85%
Diversified Fixed Income	0-$200 million	0.70%
	> $200 million	0.65%
	> $400 million	0.60%
Strategic Fixed Income*	0-$200 million	0.80%
	> $200 million	0.75%
	> $500 million	0.70%
Cash Management	0-$100 million	0.475%
	> $100 million	0.45%
	> $500 million	0.425%
	> $1 billion	0.40%
Focus Growth	0-$250 million	1.00%
	> $250 million	0.95%
	> $500 million	0.90%
Focus TechNet(2)	0-$250 million	1.20%
	> $250 million	1.10%
	> $500 million	1.00%
Focus Growth and Income	0-$250 million	1.00%
	> $250 million	0.95%
	> $500 million	0.90%
Focus Value	0-$250 million	1.00%
	> $250 million	0.95%
	> $500 million	0.90%
Allocation Growth,Allocation Moderate Growth, Allocation Moderate,Allocation Balanced	> 0	0.10%

*  Effective January 19, 2010, the Investment Advisory and Management fees will be 0.60% on the first $500 million and 0.55% thereafter.

(1) Effective October 1, 2005, the Adviser voluntarily agreed, until further notice, to waive 0.10% of investment advisory fees for the Asset Allocation: Diversified Growth Portfolio. For the period ending September 30, 2009, the amount of advisory fees waived was $112,111.

(2) Effective October 2, 2007, the Advisor voluntarily agreed, until further notice to waive 0.15% of investment advisory fees for the Focus TechNet Portfolio. For the period ending September 30, 2009, the amount of advisory fees waived was $18,977.

The Agreement authorizes SAAMCo to retain one or more subadvisers to make the investment decisions for the Portfolios, and to place the purchase and sale orders for portfolio transactions. The organizations described below act as Subadvisers (with the exception of SAAMCo, which acts as Adviser,) to the Trust and certain of its Portfolios pursuant to Subadvisory Agreements with SAAMCo. Each of the Subadvisers, except "AIGGIC", is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trustees and the oversight and supervision of SAAMCo, which pays the Subadvisers'

fees. All subadvisory fees are payable by the Adviser to the respective Subadviser and do not increase Portfolio expenses. Portfolio management is allocated among the following Managers:

Portfolio	Subadviser
Multi-Managed Growth*	Janus
Lord Abbett
SAAMCo
WMC
Multi-Managed Moderate Growth*	Janus
Lord Abbett
SAAMCo
WMC
Multi-Managed Income/Equity*	Janus
Lord Abbett
SAAMCo
WMC
Multi-Managed Income*	Janus
Lord Abbett
SAAMCo
WMC
Asset Allocation: Diversified Growth	Putnam Investment Management, LLC
Stock	T. Rowe Price Associates, Inc. ("T. Rowe Price")
Large Cap Growth*	AIGGIC
Goldman Sachs Asset Management, L.P.
Janus
Large Cap Composite*	AIGGIC
SAAMCo
T. Rowe Price
Large Cap Value*	AIGGIC
T. Rowe Price
WMC
Mid Cap Growth*	AIGGIC
T. Rowe Price
WMC
Mid Cap Value*	AIGGIC
Goldman Sachs Asset Management, L.P.
Lord Abbett
Small Cap*	AIGGIC
ClearBridge Advisors, LLC ("ClearBridge")
SAAMCo
International Equity*	AIGGIC
Janus
Lord Abbett
Diversified Fixed Income*	AIGGIC
SAAMCo
WMC
Strategic Fixed Income*	AIGGIC
Franklin Advisers, Inc.
Western Asset Management Company ("WAM")
Cash Management	Columbia Management Advisors, LLC
Focus Growth	Janus
SAAMCo
Marsico Capital Management, LLC ("Marsico")
Focus TechNet	RCM Capital Management, LLC
SAAMCo
BAMCO, Inc.

Portfolio	Subadviser
Focus Growth and Income	SAAMCo
Marsico
Thornburg Investment Management, Inc.
Focus Value	Northern Trust Investments, N.A.
Third Avenue Management, LLC
J.P. Morgan Investment Management, Inc.
Allocation Growth	Ibbotson Associates Advisors, LLC
Allocation Moderate Growth	Ibbotson Associates Advisors, LLC
Allocation Moderate	Ibbotson Associates Advisors, LLC
Allocation Balanced	Ibbotson Associates Advisors, LLC

*  See Note 13.

The Adviser has voluntarily agreed to waive fees or reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each of the Portfolios' average net assets (Annual operating expenses shall not include extraordinary expenses, as determined under generally accepted accounting principals, or acquired fund fees and expenses.):

Portfolio	Class 1	Class 2	Class 3
Large Cap Composite	1.10%	1.25%	1.35%
Focus TechNet	N/A	1.65	1.75
Focus Growth and Income	N/A	1.45	1.55

The Adviser also may voluntarily waive fees or reimburse additional amounts to increase the investment return to a Portfolio's investors. The Adviser may terminate all such waivers and/or reimbursements at any time. Further, any waivers or reimbursements made by the Adviser with respect to a Portfolio are subject to recoupment from that Portfolio within the following two years of making such waivers and reimbursements, provided that the Portfolio is able to effect such payments to the Adviser and remain in compliance with the foregoing expense limitations.

For the period ended September 30, 2009 SAAMCo has agreed to reimburse expenses as follows:

Portfolio	Amount
Large Cap Composite	$54,820
Focus Technet	10,681

At September 30, 2009 the amounts repaid to the Adviser, which are included in the Statement of Operations, along with the remaining balance subject to recoupment are as follows:

Portfolio	Amount Recouped	Balance Subject to Recoupment
Large Cap Composite	$—	$229,458
Focus Technet	—	31,429

Class 2 and Class 3 shares of each Portfolio, excluding the Seasons Managed Allocation Portfolios, are subject to Rule 12b-1 plans that provides for service fees payable at the annual rate of 0.15% and 0.25%, respectively of the average daily net assets of Class 2 and Class 3 shares. The service fees were used to compensate the Life Companies for costs associated with the servicing of Class 2 and Class 3 shares, including the cost of reimbursing the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios' Class 2 and Class 3 shares. Accordingly, for the period ended March 31, 2009, service fees were paid (see Statement of Operations) based on the aforementioned rates.

On March 4, 2009, AIG, the ultimate parent of SunAmerica and AIGGIC, issued and sold to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the "Trust"), 100,000 shares of AIG's Series C Perpetual, Convertible, Participating Preferred Stock (the "Stock") for an aggregate purchase price of $500,000, with an understanding that additional and independently sufficient consideration was also furnished to AIG by the Federal Reserve Bank of New York (the "FRBNY") in the form of its lending commitment (the "Credit Facility") under the Credit Agreement, dated as of September 22, 2008, between AIG and the FRBNY. The Stock has preferential liquidation rights over AIG common stock, and, to the extent permitted by law, votes with AIG's common stock on all matters submitted to AIG's shareholders. The Trust has approximately 79.9% of the aggregate voting power of AIG's common stock and is entitled to approximately 79.9% of all dividends paid on AIG's common stock, in each case treating the Stock as if converted. The Stock will remain outstanding even if the Credit Facility is repaid in full or otherwise terminates.

5.  Expense Reductions:  Through expense offset arrangements resulting from broker commission recapture, a portion of the Trust's expenses have been reduced. For the period ended September 30, 2009, the amount of expense reductions received by each Portfolio, used to offset the Portfolio's non-affiliated expenses, were as follows:

Portfolio	Total Expense Reductions
Multi-Managed Growth	$1,665
Multi-Managed Moderate Growth	2,786
Multi Managed Income/Equity	576
Multi Managed Income	290
Asset Allocation: Diversified Growth	16,419
Stock	1,699
Large Cap Growth	8,910
Large Cap Composite	582
Large Cap Value	3,307
Mid-Cap Growth	4,293
Mid-Cap Value	22,219
Small Cap	3,725
International Equity	1,191
Focus Growth	4,894
Focus TechNet	1,608
Focus Growth & Income	2,640
Focus Value	7,165

6.  Purchases and Sales of Securities: The cost of purchases and proceeds from sales and maturities of long-term investments during the period ended September 30, 2009 were as follows:

Portfolio	Purchases of portfolio securities (excluding U.S. government securities)	Sales of portfolio securities (excluding U.S. government securities)	Purchases of U.S. government securities	Sales of U.S. government securities
Multi-Managed Growth	$42,941,573	$50,737,705	$1,717,293	$1,964,048
Multi-Managed Moderate Growth	79,961,624	86,629,446	4,712,929	6,618,061
Multi-Managed Income/Equity	31,051,777	28,976,642	4,823,936	5,295,185
Multi-Managed Income	21,435,556	15,453,524	4,929,389	7,506,315
Asset Allocation:
Diversified Growth	81,639,057	92,692,309	40,927,060	42,201,115
Stock	52,173,033	59,045,430	—	—
Large Cap Growth	44,356,899	41,775,825	—	—
Large Cap Composite	9,574,756	10,344,717	—	—
Large Cap Value	56,703,374	83,120,252	—	—
Mid Cap Growth	45,526,109	42,737,000	—	—
Mid Cap Value	64,638,280	68,192,553	—	—
Small Cap	110,536,997	124,053,011	—	—
International Equity	198,882,957	214,053,167	—	—
Diversified Fixed Income	86,349,665	67,165,896	152,662,207	138,551,500
Strategic Fixed Income	46,503,391	28,815,183	49,575,655	49,464,399
Cash Management	—	—	—	—
Focus Growth	32,401,117	37,611,935	—	—
Focus TechNet	10,677,998	9,617,800	—	—
Focus Growth and Income	31,154,556	33,933,787	—	—
Focus Value	20,212,636	28,791,804	—	—
Allocation Growth	4,086,275	12,483,531	—	—
Allocation Moderate Growth	46,762,701	27,758,212	—	—
Allocation Moderate	23,820,560	17,491,065	—	—
Allocation Balanced	17,680,859	9,373,980	—	—

7.  Capital Share Transactions: Transactions in capital shares of each class of each Portfolio were as follows:

	Multi-Managed Growth Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2009 (unaudited)		For the year ended March 31, 2009		For the six months ended September 30, 2009 (unaudited)		For the year ended March 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	17,148	$218,285	49,210	$593,521	141,307	$1,714,610	190,503	$2,438,999
Reinvested dividends	—	—	32,161	315,919	—	—	68,722	674,177
Shares redeemed	(201,656)	(2,447,367)	(546,446)	(6,751,341)	(438,711)	(5,311,843)	(1,771,915)	(21,422,903)
Net increase (decrease)	(184,508)	$(2,229,082)	(465,075)	$(5,841,901)	(297,404)	$(3,597,233)	(1,512,690)	$(18,309,727)
	Multi-Managed Growth Portfolio
	Class 3
	For the six months ended September 30, 2009 (unaudited)		For the year ended March 31, 2009
	Shares	Amount	Shares	Amount
Shares sold	213,034	$2,627,638	573,890	$7,700,473
Reinvested dividends	—	—	55,657	545,514
Shares redeemed	(336,514)	(4,021,153)	(1,065,604)	(12,569,772)
Net increase (decrease)	(123,480)	$(1,393,515)	(436,057)	$(4,323,785)
	Multi-Managed Moderate Growth Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2009 (unaudited)		For the year ended March 31, 2009		For the six months ended September 30, 2009 (unaudited)		For the year ended March 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	33,255	$396,287	51,194	$626,911	612,426	$7,200,719	461,634	$5,622,779
Reinvested dividends	—	—	152,874	1,457,889	—	—	654,562	6,230,746
Shares redeemed	(230,892)	(2,653,538)	(830,638)	(9,548,507)	(1,097,584)	(12,623,784)	(4,433,019)	(51,163,324)
Net increase (decrease)	(197,637)	$(2,257,251)	(626,570)	$(7,463,707)	(485,158)	$(5,423,065)	(3,316,823)	$(39,309,799)
	Multi-Managed Moderate Growth Portfolio
	Class 3
	For the six months ended September 30, 2009 (unaudited)		For the year ended March 31, 2009
	Shares	Amount	Shares	Amount
Shares sold	282,943	$3,327,545	797,087	$9,842,678
Reinvested dividends	—	—	402,716	3,830,212
Shares redeemed	(368,248)	(4,270,788)	(1,802,016)	(20,528,359)
Net increase (decrease)	(85,305)	$(943,243)	(602,213)	$(6,855,469)
	Multi-Managed Income/Equity Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2009 (unaudited)		For the year ended March 31, 2009		For the six months ended September 30, 2009 (unaudited)		For the year ended March 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	70,926	$821,665	55,578	$682,851	705,663	$7,684,188	668,668	$7,995,503
Reinvested dividends	—	—	210,431	2,011,442	—	—	920,399	8,782,068
Shares redeemed	(205,655)	(2,263,914)	(712,567)	(8,046,312)	(1,109,614)	(12,219,474)	(4,469,570)	(50,661,230)
Net increase (decrease)	(134,729)	$(1,442,249)	(446,558)	$(5,352,019)	(403,951)	$(4,535,286)	(2,880,503)	$(33,883,659)

	Multi-Managed Income/Equity Portfolio
	Class 3
	For the six months ended September 30, 2009 (unaudited)		For the year ended March 31, 2009
	Shares	Amount	Shares	Amount
Shares sold	397,909	$4,465,707	632,501	$7,569,495
Reinvested dividends	—	—	439,110	4,185,429
Shares redeemed	(333,979)	(3,711,706)	(1,947,602)	(22,239,200)
Net increase (decrease)	63,930	$754,001	(875,991)	$(10,484,276)
	Multi-Managed Income Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2009 (unaudited)		For the year ended March 31, 2009		For the six months ended September 30, 2009 (unaudited)		For the year ended March 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	92,320	$1,077,842	130,114	$1,499,434	567,913	$6,538,555	864,841	$10,120,425
Reinvested dividends	—	—	128,058	1,264,573	—	—	547,438	5,396,821
Shares redeemed	(128,777)	(1,450,785)	(756,698)	(8,523,789)	(633,237)	(7,038,072)	(3,793,180)	(42,317,049)
Net increase (decrease)	(36,457)	$(372,943)	(498,526)	$(5,759,782)	(65,324)	$(499,517)	(2,380,901)	$(26,799,803)
	Multi-Managed Income Portfolio
	Class 3
	For the six months ended September 30, 2009 (unaudited)		For the year ended March 31, 2009
	Shares	Amount	Shares	Amount
Shares sold	252,615	$2,907,579	1,076,613	$12,485,450
Reinvested dividends	—	—	265,622	2,616,311
Shares redeemed	(339,793)	(3,857,091)	(1,723,064)	(19,100,376)
Net increase (decrease)	(87,178)	$(949,512)	(380,829)	$(3,998,615)
	Asset Allocation: Diversified Growth Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2009 (unaudited)		For the year ended March 31, 2009		For the six months ended September 30, 2009 (unaudited)		For the year ended March 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	66,465	$515,072	636,060	$5,025,092	1,060,414	$7,866,415	3,226,456	$26,485,916
Reinvested dividends	—	—	878,391	5,676,954	—	—	3,334,334	21,526,368
Shares redeemed	(640,901)	(4,867,304)	(1,262,359)	(11,679,246)	(2,708,324)	(20,464,736)	(6,764,518)	(61,273,728)
Net increase (decrease)	(574,436)	$(4,352,232)	252,092	$(977,200)	(1,647,910)	$(12,598,321)	(203,728)	$(13,261,444)
	Asset Allocation: Diversified Growth Portfolio
	Class 3
	For the six months ended September 30, 2009 (unaudited)		For the year ended March 31, 2009
	Shares	Amount	Shares	Amount
Shares sold	615,934	$4,655,850	2,776,663	$24,834,412
Reinvested dividends	—	—	2,007,566	12,947,439
Shares redeemed	(1,191,624)	(9,129,145)	(2,963,920)	(26,569,700)
Net increase (decrease)	(575,690)	$(4,473,295)	1,820,309	$11,212,151

	Stock Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2009 (unaudited)		For the year ended March 31, 2009		For the six months ended September 30, 2009 (unaudited)		For the year ended March 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	58,649	$617,668	441,892	$4,574,270	657,097	$6,767,220	2,151,570	$23,174,287
Reinvested dividends	—	—	365,472	3,145,258	—	—	1,349,591	11,532,988
Shares redeemed	(327,638)	(3,451,421)	(818,901)	(10,250,107)	(1,343,995)	(14,046,831)	(4,239,570)	(51,864,530)
Net increase (decrease)	(268,989)	$(2,833,753)	(11,537)	$(2,530,579)	(686,898)	$(7,279,611)	(738,409)	$(17,157,255)
	Stock Portfolio
	Class 3
	For the six months ended September 30, 2009 (unaudited)		For the year ended March 31, 2009
	Shares	Amount	Shares	Amount
Shares sold	425,182	$4,419,955	1,787,427	$20,985,389
Reinvested dividends	—	—	844,093	7,187,209
Shares redeemed	(578,367)	(6,080,438)	(1,903,479)	(22,924,020)
Net increase (decrease)	(153,185)	$(1,660,483)	728,041	$5,248,578
	Large Cap Growth Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2009 (unaudited)		For the year ended March 31, 2009		For the six months ended September 30, 2009 (unaudited)		For the year ended March 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	85,219	$620,659	45,715	$345,498	509,447	$3,652,026	891,178	$7,307,804
Reinvested dividends	—	—	44,385	264,497	—	—	451,332	2,661,522
Shares redeemed	(66,216)	(493,537)	(262,198)	(2,216,776)	(817,480)	(5,894,987)	(3,078,573)	(25,415,057)
Net increase (decrease)	19,003	$127,122	(172,098)	$(1,606,781)	(308,033)	$(2,242,961)	(1,736,063)	$(15,445,731)
	Large Cap Growth Portfolio
	Class 3
	For the six months ended September 30, 2009 (unaudited)		For the year ended March 31, 2009
	Shares	Amount	Shares	Amount
Shares sold	2,453,839	$16,732,358	12,189,075	$90,411,187
Reinvested dividends	—	—	1,268,831	7,444,416
Shares redeemed	(1,762,927)	(13,661,735)	(6,195,378)	(56,024,085)
Net increase (decrease)	690,912	$3,070,623	7,262,528	$41,831,518
	Large Cap Composite Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2009 (unaudited)		For the year ended March 31, 2009		For the six months ended September 30, 2009 (unaudited)		For the year ended March 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	9,737	$61,784	15,335	$120,453	113,447	$745,453	224,177	$1,694,390
Reinvested dividends	—	—	32,048	188,588	—	—	302,395	1,777,018
Shares redeemed	(23,216)	(153,025)	(75,747)	(625,497)	(271,569)	(1,790,341)	(984,312)	(8,079,936)
Net increase (decrease)	(13,479)	$(91,241)	(28,364)	$(316,456)	(158,122)	$(1,044,888)	(457,740)	$(4,608,528)

	Large Cap Composite Portfolio
	Class 3
	For the six months ended September 30, 2009 (unaudited)		For the year ended March 31, 2009
	Shares	Amount	Shares	Amount
Shares sold	84,859	$564,740	171,033	$1,449,935
Reinvested dividends	—	—	185,489	1,089,175
Shares redeemed	(103,806)	(686,757)	(432,075)	(3,540,577)
Net increase (decrease)	(18,947)	$(122,017)	(75,553)	$(1,001,467)
	Large Cap Value Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2009 (unaudited)		For the year ended March 31, 2009		For the six months ended September 30, 2009 (unaudited)		For the year ended March 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	10,457	$88,191	63,042	$692,157	211,489	$1,756,331	618,746	$6,000,769
Reinvested dividends	—	—	104,072	793,203	—	—	742,347	5,649,860
Shares redeemed	(93,416)	(775,899)	(375,384)	(3,808,979)	(790,946)	(6,618,374)	(2,792,309)	(28,644,506)
Net increase (decrease)	(82,959)	$(687,708)	(208,270)	$(2,323,619)	(579,457)	$(4,862,043)	(1,431,216)	$(16,993,877)
	Large Cap Value Portfolio
	Class 3
	For the six months ended September 30, 2009 (unaudited)		For the year ended March 31, 2009
	Shares	Amount	Shares	Amount
Shares sold	377,500	$3,390,735	11,595,002	$122,135,479
Reinvested dividends	—	—	3,089,602	23,499,841
Shares redeemed	(3,156,496)	(26,181,390)	(5,643,702)	(53,047,951)
Net increase (decrease)	(2,778,996)	$(22,790,655)	9,040,902	$92,587,369
	Mid Cap Growth Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2009 (unaudited)		For the year ended March 31, 2009		For the six months ended September 30, 2009 (unaudited)		For the year ended March 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	27,697	$218,272	63,731	$633,906	280,587	$2,147,340	858,314	$8,784,177
Reinvested dividends	—	—	157,934	993,036	—	—	1,227,521	7,578,831
Shares redeemed	(101,452)	(817,934)	(197,970)	(2,080,733)	(642,507)	(4,888,690)	(2,639,791)	(26,407,541)
Net increase (decrease)	(73,755)	$(599,662)	23,695	$(453,791)	(361,920)	$(2,741,350)	(553,956)	$(10,044,533)
	Mid Cap Growth Portfolio
	Class 3
	For the six months ended September 30, 2009 (unaudited)		For the year ended March 31, 2009
	Shares	Amount	Shares	Amount
Shares sold	1,025,639	$7,656,071	2,138,280	$19,815,217
Reinvested dividends	—	—	1,222,534	7,478,405
Shares redeemed	(377,830)	(2,847,472)	(3,639,485)	(32,797,390)
Net increase (decrease)	647,809	$4,808,599	(278,671)	$(5,503,768)

	Mid Cap Value Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2009 (unaudited)		For the year ended March 31, 2009		For the six months ended September 30, 2009 (unaudited)		For the year ended March 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	5,992	$55,237	27,742	$406,133	187,860	$1,657,670	388,249	$4,513,614
Reinvested dividends	—	—	133,945	1,055,479	—	—	1,056,473	8,308,183
Shares redeemed	(71,991)	(663,573)	(239,778)	(3,033,240)	(628,178)	(5,658,713)	(2,057,435)	(24,654,689)
Net increase (decrease)	(65,999)	$(608,336)	(78,091)	$(1,571,628)	(440,318)	$(4,001,043)	(612,713)	$(11,832,892)
	Mid Cap Value Portfolio
	Class 3
	For the six months ended September 30, 2009 (unaudited)		For the year ended March 31, 2009
	Shares	Amount	Shares	Amount
Shares sold	734,219	$6,479,141	2,181,333	$28,767,566
Reinvested dividends	—	—	1,843,844	14,481,580
Shares redeemed	(615,637)	(5,741,485)	(2,384,014)	(25,091,179)
Net increase (decrease)	118,582	$737,656	1,641,163	$18,157,967
	Small Cap Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2009 (unaudited)		For the year ended March 31, 2009		For the six months ended September 30, 2009 (unaudited)		For the year ended March 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	19,880	$126,221	57,404	$455,196	349,770	$2,149,086	944,125	$6,597,365
Reinvested dividends	—	—	40,692	212,260	—	—	362,238	1,862,156
Shares redeemed	(52,848)	(330,357)	(217,256)	(1,536,127)	(605,715)	(3,771,893)	(2,653,997)	(17,900,433)
Net increase (decrease)	(32,968)	$(204,136)	(119,160)	$(868,671)	(255,945)	$(1,622,807)	(1,347,634)	$(9,440,912)
	Small Cap Portfolio
	Class 3
	For the six months ended September 30, 2009 (unaudited)		For the year ended March 31, 2009
	Shares	Amount	Shares	Amount
Shares sold	641,933	$4,262,800	6,402,433	$46,012,772
Reinvested dividends	—	—	1,290,538	6,583,783
Shares redeemed	(2,077,003)	(12,749,153)	(2,665,590)	(18,263,557)
Net increase (decrease)	(1,435,070)	$(8,486,353)	5,027,381	$34,332,998
	International Equity Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2009 (unaudited)		For the year ended March 31, 2009		For the six months ended September 30, 2009 (unaudited)		For the year ended March 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	44,543	$296,470	110,039	$941,579	807,513	$5,065,233	1,586,753	$13,122,821
Reinvested dividends	—	—	164,479	901,375	—	—	1,344,294	7,366,800
Shares redeemed	(159,589)	(1,080,513)	(404,779)	(3,058,821)	(1,704,726)	(10,444,995)	(5,404,611)	(41,300,593)
Net increase (decrease)	(115,046)	$(784,043)	(130,261)	$(1,215,867)	(897,213)	$(5,379,762)	(2,473,564)	$(20,810,972)

	International Equity Portfolio
	Class 3
	For the six months ended September 30, 2009 (unaudited)		For the year ended March 31, 2009
	Shares	Amount	Shares	Amount
Shares sold	921,379	$5,810,812	11,862,975	$99,888,824
Reinvested dividends	—	—	5,052,025	27,655,464
Shares redeemed	(3,357,035)	(21,254,007)	(7,228,255)	(49,676,766)
Net increase (decrease)	(2,435,656)	$(15,443,195)	9,686,745	$77,867,522
	Diversified Fixed Income Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2009 (unaudited)		For the year ended March 31, 2009		For the six months ended September 30, 2009 (unaudited)		For the year ended March 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	132,996	$1,449,332	330,262	$3,567,872	842,673	$9,158,071	3,550,138	$38,261,359
Reinvested dividends	—	—	26,524	278,192	—	—	342,641	3,587,869
Shares redeemed	(106,523)	(1,163,423)	(396,774)	(4,274,260)	(1,670,941)	(18,071,845)	(6,200,948)	(66,444,527)
Net increase (decrease)	26,473	$285,909	(39,988)	$(428,196)	(828,268)	$(8,913,774)	(2,308,169)	$(24,595,299)
	Diversified Fixed Income Portfolio
	Class 3
	For the six months ended September 30, 2009 (unaudited)		For the year ended March 31, 2009
	Shares	Amount	Shares	Amount
Shares sold	5,247,284	$56,930,314	9,038,560	$97,016,789
Reinvested dividends	—	—	682,402	7,131,305
Shares redeemed	(1,257,491)	(13,583,059)	(9,048,394)	(96,477,232)
Net increase (decrease)	3,989,793	$43,347,255	672,568	$7,670,862
	Strategic Fixed Income Portfolio
	Class 3
	For the six months ended September 30, 2009 (unaudited)		For the year ended March 31, 2009
	Shares	Amount	Shares	Amount
Shares sold	2,209,403	$19,672,046	4,420,467	$41,255,055
Reinvested dividends	—	—	1,088,564	8,268,956
Shares redeemed	(833,944)	(7,484,266)	(4,644,800)	(41,034,769)
Net increase (decrease)	1,375,459	$12,187,780	864,231	$8,489,242
	Cash Management Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2009 (unaudited)		For the year ended March 31, 2009		For the six months ended September 30, 2009 (unaudited)		For the year ended March 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	187,916	$2,071,067	817,085	$9,176,764	1,096,167	$12,052,960	12,490,185	$139,913,327
Reinvested dividends	—	—	18,936	208,540	—	—	218,883	2,406,937
Shares redeemed	(363,012)	(4,001,015)	(1,010,772)	(11,340,814)	(4,090,208)	(44,977,710)	(10,353,333)	(115,670,312)
Net increase (decrease)	(175,096)	$(1,929,948)	(174,751)	$(1,955,510)	(2,994,041)	$(32,924,750)	2,355,735	$26,649,952

	Cash Management Portfolio
	Class 3
	For the six months ended September 30, 2009 (unaudited)		For the year ended March 31, 2009
	Shares	Amount	Shares	Amount
Shares sold	2,227,732	$24,457,271	13,199,071	$147,551,995
Reinvested dividends	—	—	209,188	2,297,906
Shares redeemed	(4,968,889)	(54,548,227)	(8,857,103)	(98,870,099)
Net increase (decrease)	(2,741,157)	$(30,090,956)	4,551,156	$50,979,802
	Focus Growth Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2009 (unaudited)		For the year ended March 31, 2009		For the six months ended September 30, 2009 (unaudited)		For the year ended March 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	10,539	$68,375	69,793	$484,057	204,153	$1,259,762	962,754	$6,681,458
Reinvested dividends	—	—	35,903	191,721	—	—	526,938	2,776,665
Shares redeemed	(82,518)	(566,686)	(106,111)	(803,645)	(817,567)	(5,150,041)	(2,597,501)	(19,133,588)
Net increase (decrease)	(71,979)	$(498,311)	(415)	$(127,867)	(613,414)	$(3,890,279)	(1,107,809)	$(9,675,465)
	Focus Growth Portfolio
	Class 3
	For the six months ended September 30, 2009 (unaudited)		For the year ended March 31, 2009
	Shares	Amount	Shares	Amount
Shares sold	506,601	$3,143,649	2,575,088	$20,328,110
Reinvested dividends	—	—	574,240	3,005,462
Shares redeemed	(798,486)	(4,837,716)	(3,426,948)	(24,993,536)
Net increase (decrease)	(291,885)	$(1,694,067)	(277,620)	$(1,659,964)
	Focus TechNet Portfolio
	Class 2				Class 3
	For the six months ended September 30, 2009 (unaudited)		For the year ended March 31, 2009		For the six months ended September 30, 2009 (unaudited)		For the year ended March 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,062,678	$4,329,777	549,299	$3,058,420	712,027	$2,937,658	718,764	$3,604,659
Reinvested dividends	—	—	507,784	1,568,516	—	—	508,967	1,561,076
Shares redeemed	(658,873)	(2,651,720)	(1,829,618)	(9,246,824)	(339,679)	(1,321,896)	(1,664,572)	(8,452,930)
Net increase (decrease)	403,805	$1,678,057	(772,535)	$(4,619,888)	372,348	$1,615,762	(436,841)	$(3,287,195)
	Focus Growth and Income Portfolio
	Class 2				Class 3
	For the six months ended September 30, 2009 (unaudited)		For the year ended March 31, 2009		For the six months ended September 30, 2009 (unaudited)		For the year ended March 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	171,730	$904,593	445,640	$2,709,359	213,409	$1,165,781	384,225	$2,649,995
Reinvested dividends	—	—	802,587	3,849,246	—	—	728,601	3,484,813
Shares redeemed	(581,726)	(3,090,652)	(1,751,384)	(12,673,436)	(463,545)	(2,416,606)	(1,386,902)	(10,214,645)
Net increase (decrease)	(409,996)	$(2,186,059)	(503,157)	$(6,114,831)	(250,136)	$(1,250,825)	(274,076)	$(4,079,837)

	Focus Value Portfolio
	Class 2				Class 3
	For the six months ended September 30, 2009 (unaudited)		For the year ended March 31, 2009		For the six months ended September 30, 2009 (unaudited)		For the year ended March 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	112,366	$1,090,599	311,345	$3,545,319	113,386	$1,076,169	1,839,019	$23,748,696
Reinvested dividends	—	—	687,455	5,737,260	—	—	1,228,569	10,237,437
Shares redeemed	(594,272)	(5,681,246)	(1,840,429)	(21,196,573)	(326,263)	(3,165,131)	(4,034,868)	(39,374,107)
Net increase (decrease)	(481,906)	$(4,590,647)	(841,629)	$(11,913,994)	(212,877)	$(2,088,962)	(967,280)	$(5,387,974)
	Allocation Growth Portfolio
	Class 3
	For the six months ended September 30, 2009 (unaudited)		For the year ended March 31, 2009
	Shares	Amount	Shares	Amount
Shares sold	361,257	$2,612,445	1,735,645	$14,782,318
Reinvested dividends	—	—	2,678,713	17,044,274
Shares redeemed	(1,523,203)	(11,338,115)	(3,863,600)	(33,658,993)
Net increase (decrease)	(1,161,946)	$(8,725,670)	550,758	$(1,832,401)
	Allocation Moderate Growth Portfolio
	Class 3
	For the six months ended September 30, 2009 (unaudited)		For the year ended March 31, 2009
	Shares	Amount	Shares	Amount
Shares sold	6,000,327	$49,505,923	24,908,600	$251,498,980
Reinvested dividends	—	—	3,657,208	26,990,065
Shares redeemed	(3,663,016)	(31,064,104)	(10,593,199)	(98,063,405)
Net increase (decrease)	2,337,311	$18,441,819	17,972,609	$180,425,640
	Allocation Moderate Portfolio
	Class 3
	For the six months ended September 30, 2009 (unaudited)		For the year ended March 31, 2009
	Shares	Amount	Shares	Amount
Shares sold	3,375,024	$27,895,906	10,994,646	$108,663,692
Reinvested dividends	—	—	2,169,176	16,278,236
Shares redeemed	(2,494,201)	(21,348,051)	(8,370,644)	(76,591,060)
Net increase (decrease)	880,823	$6,547,855	4,793,178	$48,350,868
	Allocation Balanced Portfolio
	Class 3
	For the six months ended September 30, 2009 (unaudited)		For the year ended March 31, 2009
	Shares	Amount	Shares	Amount
Shares sold	2,746,563	$24,898,647	8,955,224	$86,249,238
Reinvested dividends	—	—	821,842	6,624,695
Shares redeemed	(1,782,950)	(16,089,883)	(5,356,433)	(49,587,442)
Net increase (decrease)	963,613	$8,808,764	4,420,633	$43,286,491

8.   Transactions with Affiliates: The following Portfolios incurred brokerage commissions with affiliated brokers during the period ended September 30, 2009:

Portfolio	Citigroup Global Markets, Inc.	Goldman Sachs & Co.	Goldman Sachs International	Goldman Sachs (Asia), LLC	J.P. Morgan Securities, Inc.	J.P. Morgan Clearing Corp.	M.J. Whitman & Co., Inc.
Large Cap Growth	$—	$358	$—	$—	$—	$—	$—
Mid Cap Value	—	2,777	3,097	—	—	—	—
Small Cap	6,105	—	—	—	—	—	—
International Equity	—	11,660	1,967	1,024	—	—	—
Focus Value	—	—	—	—	688	2,752	11,486

As disclosed in the Portfolio of Investments, certain Portfolios own securities issued by AIG or an affiliate thereof. During the period ended September 30, 2009, the following Portfolios recorded realized gain (loss) and income on security transactions of AIG and affiliates of AIG as follows:

Portfolio	Security	Income	Market Value at March 31, 2009	Cost of Purchases	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Market Value at September 30, 2009
Large Cap Composite	AIG	$—	$2,400	$—	$246	$(12,018)	$14,848	$4,984
Large Cap Value		AIG	60,250	—	6,632	(148,532)	219,172	124,258
Mid Cap Growth	AIG	—	—	27,257	6	6	13,898	41,155
Mid Cap Value	AIG	—	—	66,478	4,351	1,023	33,142	96,292
Allocation Growth	Various
	Seasons Series
	Trust Portfolios*	—	103,636,920	4,086,275	12,483,531	(7,328,775)	48,381,786	136,292,675
Allocation Moderate Growth	Various
	Seasons Series
	Trust Portfolios*	—	387,294,782	46,762,700	27,758,213	(15,169,464)	149,155,525	540,285,331
Allocation Moderate	Various
	Seasons Series
	Trust Portfolios*	—	186,789,497	23,820,560	17,491,065	(10,762,532)	69,308,714	251,665,174
Allocation Balanced	Various
	Seasons Series
	Trust Portfolios*	—	123,259,848	17,680,859	9,373,980	(5,917,582)	37,988,179	163,637,324

*  See Portfolio of Investments for details.

The Managed Allocation Portfolios do not invest in underlying Seasons Series Trust Portfolios for the purpose of exercising management or control; however, investments by the Managed Allocation Portfolios within the set limits may represent a significant portion of an underlying Seasons Series Trust Portfolio's net assets. At September 30, 2009, each Managed Allocation Portfolio held less than 46% of the outstanding Class 3 shares of any underlying Seasons Series Trust Portfolio. In addition, the Managed Allocation Portfolios, in the aggregate, held less than 88% of the outstanding Class 3 shares of any underlying Seasons Series Trust Portfolio.

9.  Investment Concentrations: All Portfolios except the Cash Management Portfolio may invest internationally, including in "emerging market" countries. Emerging markets securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit, exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investment, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the International Equity Portfolio, which at September 30, 2009 had approximately 15.8% and 21.4% of its net assets invested in equity securities of companies domiciled in Japan and the United Kingdom, respectively.

The Portfolios may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the portfolio holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the Mult-Managed Income/Equity Portfolio, Multi-Managed Income Portfolio, Diversified Fixed Income Portfolio and Strategic Fixed Income Portfolios' concentration in such investments, it may be subject to risks associated with the U.S. Government. At the end of the period, the Portfolios had 20.8%, 26.1%, 23.7% and 41.9%, respectively, of their total net assets invested in such securities.

The Focus TechNet Portfolio invests primarily in the technology sector. There are numerous risks and uncertainties involved in investing in the technology sector. Historically, the prices of securities in this sector have tended to be volatile. A Portfolio that invests primarily in technology-related issuers bears an additional risk that economic events may affect a substantial portion of the Portfolio's investments. In addition, at times equity securities of technology-related issuers may underperform relative to other sectors. The technology sector includes companies from various industries, including computer hardware, software, semiconductors, telecommunications, electronics, aerospace and defense, health care equipment and biotechnology, among others. As of September 30, 2009, the Focus TechNet Portfolio had 89.8% of its net assets invested in technology companies.

10.  Lines of Credit:  The SunAmerica family of mutual funds has established a $75 million committed and $50 million uncommitted line of credit with State Street Bank and Trust Company, the Trust's custodian. Interest is currently payable at the higher of the Federal Funds Rate or London Interbank Offered Rate plus 125 basis points on the committed line and State Street Bank and Trust Company's discretionary bid rate on the uncommitted line of credit. Prior to September 18, 2009, the interest was payable at the Federal Funds Rate plus 50 basis points on the committed line and State Street Bank and Trust Company's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 15 basis points per annum for the daily unused portion of the committed line of credit which is included in other expenses on the Statement of Operations. Prior to September 18, 2009 the commitment fee was 10 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the respective Portfolio's cash shortfall exceeds $100,000. For the period ended September 30, 2009, the following Portfolios had borrowings:

Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
Multi-Managed Moderate Growth	5	$29	$311,258	0.68%
Stock	7	23	169,884	0.69
Mid Cap Growth	3	10	163,621	0.71
Mid Cap Value	1	3	142,662	0.70
Small Cap	5	32	333,627	0.70
International Equity	6	74	634,047	0.70
Focus Growth	5	25	266,980	0.68
Focus TechNet	6	6	58,022	0.67
Focus Growth and Income	3	24	443,811	0.66
Allocation Growth	104	234	98,383	0.80
Allocation Moderate Growth	41	330	384,807	0.78
Allocation Moderate	31	346	497,877	0.83
Allocation Balanced	26	208	396,787	0.78

At September 30, 2009, Seasons Allocation Growth Portfolio had a balance open under the line of credit of $28,541.

11.  Interfund Lending Agreement: Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended September 30, 2009, none of the Portfolios participated in the program.

12.  Security Transactions with Affiliated Portfolios: The Portfolios are permitted to transfer securities by purchasing from and/or selling to other affiliated Portfolios under certain conditions approved by the board of directors. The affiliated Portfolios involved in such transaction must have common investment adviser or investment advisers which are affiliated persons of each other, common directors, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transaction. For the period ended September 30, 2009, the following Portfolios engaged in security transactions with affiliated Portfolios:

Portfolio	Cost of Purchases	Proceeds from sales	Realized Gain\(Loss)
Stock	$—	$87,022	$(16,996)
Large Cap Composite	—	10,041	(2,919)
Mid Cap Growth	23,140	—	—

13.  Subsequent Event: The Portfolios have performed an evaluation of subsequent events through November 27, 2009, which is the date the financial statements were issued. The following subsequent events are noted:

Diversified Fixed Income Portfolio and International Equity Portfolio

On September 5, 2009, American International Group, Inc. ("AIG") entered into an agreement to sell a portion of its investment advisory and asset management business (the "Transaction") to Bridge Partners, L.P. ("Bridge Partners"), a

partnership formed by Pacific Century Group, a Hong Kong-based private investment firm. The entities being sold include AIG's existing licensed investment adviser companies that manage investments of institutional and retail clients across a variety of strategies, including private equity, hedge fund of funds, listed equity and certain fixed income investment management businesses, including AIG Global Investment Corp. ("AIGGIC"), the subadviser to a portion of each of the Diversified Fixed Income Portfolio and the International Equity Portfolio (each a "Portfolio" and together the "Portfolios"). Prior to the closing of the Transaction, AIGGIC will be merged with and into a Delaware limited liability company (the surviving entity, PineBridge Investments LLC, being referred to herein as "PineBridge"). As part of the Transaction, AIG will cause the indirect transfer of PineBridge to Bridge Partners. PineBridge, as successor to AIGGIC, will remain a registered investment adviser pursuant to the Investment Advisers Act of 1940. The Transaction is expected to close in December 2009, and is subject to the receipt of the requisite regulatory approvals and the satisfaction of other conditions to closing. Upon the closing of the Transaction, the existing subadvisory agreement between SunAmerica Asset Management Corp. ("SAAMCo"), each Portfolio's investment adviser, and AIGGIC will terminate.

In advance of the termination of the existing subadvisory agreement with AIGGIC, the Board of Trustees (the "Board") of Seasons Series Trust ("Seasons") held a meeting on November 5, 2009, wherein they approved a subadvisory agreement whereby PineBridge, as the successor to AIGGIC, will serve as subadviser to a portion of each Portfolio and PineBridge (the "PineBridge Subadvisory Agreement"), subject to approval by each Portfolio's shareholders.

The Board also approved an interim subadvisory agreement between SAAMCo and PineBridge (the "Interim PineBridge Subadvisory Agreement") that will go into effect upon the closing of the Transaction, and will remain in effect for 150 days from its effective date or until the PineBridge Subadvisory Agreement is approved by shareholders, whichever is earlier. The Portfolios will convene a special meeting of shareholders, expected to take place on or about March 16, 2010, for the purpose of approving the PineBridge Subadvisory Agreement. Shareholders of record as of December 31, 2009 will receive proxy materials describing the PineBridge Subadvisory Agreement in greater detail.

Multi-Managed Growth Portfolio, Multi-Managed Moderate Growth Portfolio, Multi-Managed Income/Equity Portfolio and Multi-Managed Income Portfolio (the "Multi-Managed Portfolios")

On November 5, 2009, the Board of Seasons approved a subadvisory agreement between SAAMCo and PineBridge with respect to the fixed income portion of the Balanced Component of the Multi-Managed Portfolios, subject to the approval by each Multi-Managed Portfolio's shareholders. Each Multi-Managed Portfolio will convene a special meeting of shareholders expected to take place on or about March 16, 2010 for the purpose of approving the Subadvisory Agreement in greater detail.

SAAMCo is the adviser to the Fixed Income portion of the Balanced Component of each Multi-Managed Portfolio. If shareholders of each Multi-Managed Portfolio approve the Subadvisory Agreement, it is expected that the same portfolio managers currently employed by SAAMCo would continue to manage each Multi-Managed Portfolio as employees of PineBridge.

Large Cap Value Portfolio, Large Cap Growth Portfolio, Large Cap Composite Portfolio, Mid Cap Growth Portfolio, Mid Cap Value Portfolio and Small Cap Portfolio (the "Portfolios")

At the meeting on November 5, 2009, the Board of Seasons approved the termination of AIGGIC as the subadviser of passively-managed portion of the Portfolios. Effective on or about December 1, 2009, SAAMCo, the investment adviser of each of the Portfolios, will assume management responsibilities of the passively-managed portions of each Portfolio. The actively-managed portion of each of the Portfolios will continue to be managed by the current subadvisers.

Strategic Fixed Income Portfolio

At the meeting on November 5, 2009, the Board of Seasons approved the termination of AIGGIC as the subadviser of the high-yield portion of the Strategic Fixed Income Portfolio and appointed Wellington Management Corp. ("Wellington Management") as the subadviser of the Portfolio, pursuant to an amendment to the existing subadvisory agreement between SAAMCo and Wellington Management (the "Wellington Subadvisory Agreement"). Wellington Management will assume management of the high-yield portion of the Strategic Fixed Income Portfolio on December 1, 2009. Franklin Advisers, Inc. ("Franklin") and Western Asset Management Company ("Western") will continue to serve as subadvisers of the Portfolio through the date noted below. The effective date of the Wellington Subadvisory Agreement will be December 1, 2009.

In addition, the Board of Seasons approved certain changes to the Portfolio's investment policies. Effective on or about January 19, 2010, the Portfolio will change its investment objective to "total return that equals or exceeds the rate of inflation over the long term, consistent with prudent investment management." At the same time, the Portfolio will change its investment strategy to investing primarily in domestic and foreign inflation protected debt securities and the Portfolio will change its name to the "Real Return Portfolio." Effective upon these changes, Wellington will assume management of the entire Portfolio, and the subadvisory agreements with each of Franklin and Western will be terminated with respect to the Portfolio. Shareholders of the Portfolio will receive a separate notice providing more information about the changes to the Portfolio's investment policies.

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
Multi-Managed Growth Portfolio Class 1
03/31/05	$11.02	$0.09	$0.59	$0.68	$(0.07)	$—	$(0.07)	$11.63	6.13	%(1)	$50,863	1.04%		0.83%		107	%(2)
03/31/06	11.63	0.11	1.49	1.60	(0.10)	—	(0.10)	13.13	13.76	(1)	42,652	1.11	(3)	0.88	(3)	114
03/31/07	13.13	0.17	0.81	0.98	(0.11)	—	(0.11)	14.00	7.52		36,033	1.07	(3)(4)	1.30	(3)(4)	154
03/31/08	14.00	0.16	0.29	0.45	(0.27)	—	(0.27)	14.18	3.08	(5)	27,029	1.12	(3)	1.07	(3)	117
03/31/09	14.18	0.15	(3.95)	(3.80)	(0.20)	—	(0.20)	10.18	(26.72)		14,674	1.15	(3)	1.16	(3)	224
09/30/09@	10.18	0.06	3.35	3.41	—	—	—	13.59	33.50		17,086	1.21	#(3)	0.96	#(3)	54
Multi-Managed Growth Portfolio Class 2
03/31/05	11.01	0.08	0.57	0.65	(0.05)	—	(0.05)	11.61	5.90	(1)	78,191	1.19		0.69		107	(2)
03/31/06	11.61	0.09	1.48	1.57	(0.08)	—	(0.08)	13.10	13.56	(1)	84,310	1.26	(3)	0.73	(3)	114
03/31/07	13.10	0.15	0.82	0.97	(0.10)	—	(0.10)	13.97	7.39		82,496	1.21	(3)(4)	1.15	(3)(4)	154
03/31/08	13.97	0.14	0.28	0.42	(0.25)	—	(0.25)	14.14	2.88	(5)	67,550	1.27	(3)	0.92	(3)	117
03/31/09	14.14	0.13	(3.93)	(3.80)	(0.18)	—	(0.18)	10.16	(26.82)		33,168	1.30	(3)	1.01	(3)	224
09/30/09@	10.16	0.05	3.35	3.40	—	—	—	13.56	33.46		40,222	1.36	#(3)	0.81	#(3)	54
Multi-Managed Growth Portfolio Class 3
03/31/05	11.00	0.07	0.57	0.64	(0.04)	—	(0.04)	11.60	5.80	(1)	18,448	1.29		0.62		107	(2)
03/31/06	11.60	0.08	1.48	1.56	(0.07)	—	(0.07)	13.09	13.47	(1)	28,135	1.37	(3)	0.63	(3)	114
03/31/07	13.09	0.14	0.80	0.94	(0.08)	—	(0.08)	13.95	7.22		38,045	1.31	(3)(4)	1.06	(3)(4)	154
03/31/08	13.95	0.12	0.28	0.40	(0.23)	—	(0.23)	14.12	2.80	(5)	48,223	1.38	(3)	0.82	(3)	117
03/31/09	14.12	0.12	(3.92)	(3.80)	(0.17)	—	(0.17)	10.15	(26.89)		30,240	1.40	(3)	0.92	(3)	224
09/30/09@	10.15	0.04	3.35	3.39	—	—	—	13.54	33.40		38,656	1.46	#(3)	0.71	#(3)	54

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  @  Unaudited

  (1)  The Portfolio's performance figure was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions

  (2)  Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

2005
Multi-Managed Growth Portfolio	107%

  (3)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07	03/31/08	03/31/09	09/30/09#@
Multi-Managed Growth Portfolio Class 1	0.01%	0.02%	0.01%	0.01%	0.00%
Multi-Managed Growth Portfolio Class 2	0.01	0.02	0.01	0.01	0.00
Multi-Managed Growth Portfolio Class 3	0.01	0.02	0.01	0.01	0.00

  (4)  Gross custody credits of 0.01%

  (5)  The Portfolio's performance was increased by less than 0.12% from a reimbursement by an affiliate.

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
Multi-Managed Moderate Growth Portfolio Class 1
03/31/05	$11.58	$0.18	$0.31	$0.49	$(0.13)	$—	$(0.13)	$11.94	4.21	%(1)	$60,210	0.95%		1.54%		116	%(2)
03/31/06	11.94	0.21	1.08	1.29	(0.17)	—	(0.17)	13.06	10.84	(1)	52,920	0.99	(3)	1.61	(3)	123
03/31/07	13.06	0.27	0.70	0.97	(0.21)	—	(0.21)	13.82	7.43		44,695	0.96	(3)(4)	2.02	(3)(4)	169
03/31/08	13.82	0.29	0.05	0.34	(0.35)	(0.22)	(0.57)	13.59	2.27	(5)	33,470	1.00	(3)	1.98	(3)	131
03/31/09	13.59	0.26	(3.22)	(2.96)	(0.37)	(0.36)	(0.73)	9.90	(21.59)		18,161	1.01	(3)	2.10	(3)	210
09/30/09@	9.90	0.10	2.80	2.90	—	—	—	12.80	29.29		20,967	1.04	#(3)	1.79	#(3)	53
Multi-Managed Moderate Growth Portfolio Class 2
03/31/05	11.56	0.16	0.30	0.46	(0.11)	—	(0.11)	11.91	3.99	(1)	167,282	1.10		1.40		116	(2)
03/31/06	11.91	0.18	1.10	1.28	(0.16)	—	(0.16)	13.03	10.72	(1)	177,331	1.14	(3)	1.46	(3)	123
03/31/07	13.03	0.25	0.69	0.94	(0.19)	—	(0.19)	13.78	7.22		183,279	1.11	(3)(4)	1.87	(3)(4)	169
03/31/08	13.78	0.26	0.07	0.33	(0.33)	(0.22)	(0.55)	13.56	2.22	(5)	153,903	1.15	(3)	1.83	(3)	131
03/31/09	13.56	0.24	(3.23)	(2.99)	(0.34)	(0.36)	(0.70)	9.87	(21.81)		79,325	1.16	(3)	1.94	(3)	210
09/30/09@	9.87	0.09	2.80	2.89	—	—	—	12.76	29.28		96,364	1.19	#(3)	1.64	#(3)	53
Multi-Managed Moderate Growth Portfolio Class 3
03/31/05	11.55	0.14	0.31	0.45	(0.10)	—	(0.10)	11.90	3.89	(1)	44,413	1.20		1.32		116	(2)
03/31/06	11.90	0.17	1.09	1.26	(0.14)	—	(0.14)	13.02	10.63	(1)	61,977	1.25	(3)	1.37	(3)	123
03/31/07	13.02	0.23	0.69	0.92	(0.17)	—	(0.17)	13.77	7.13		74,571	1.21	(3)(4)	1.77	(3)(4)	169
03/31/08	13.77	0.24	0.07	0.31	(0.32)	(0.22)	(0.54)	13.54	2.05	(5)	79,732	1.25	(3)	1.73	(3)	131
03/31/09	13.54	0.22	(3.21)	(2.99)	(0.33)	(0.36)	(0.69)	9.86	(21.87)		52,139	1.26	(3)	1.85	(3)	210
09/30/09@	9.86	0.09	2.79	2.88	—	—	—	12.74	29.21		66,288	1.29	#(3)	1.54	#(3)	53

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  @  Unaudited

  (1)  The Portfolio's performance figure was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions

  (2)  Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

2005
Multi-Managed Moderate Growth Portfolio	114%

  (3)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07	03/31/08	03/31/09	09/30/09#@
Multi-Managed Moderate Growth Portfolio Class 1	0.01%	0.02%	0.01%	0.01%	0.00%
Multi-Managed Moderate Growth Portfolio Class 2	0.01	0.02	0.01	0.01	0.00
Multi-Managed Moderate Growth Portfolio Class 3	0.01	0.02	0.01	0.01	0.00

  (4)  Gross custody credits of 0.01%

  (5)  The Portfolio's performance was increased by less than 0.14% from a reimbursement by an affiliate.

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
Multi-Managed Income/Equity Portfolio Class 1
03/31/05	$11.83	$0.32	$0.10	$0.42	$(0.24)	$—	$(0.24)	$12.01	3.52	%(1)	$47,346	0.91%		2.68%		108	%(2)
03/31/06	12.01	0.35	0.41	0.76	(0.30)	—	(0.30)	12.47	6.31	(1)	39,618	0.96	(3)	2.78	(3)	121
03/31/07	12.47	0.41	0.40	0.81	(0.37)	—	(0.37)	12.91	6.51		32,657	0.93	(3)	3.22	(3)	147
03/31/08	12.91	0.44	0.35	0.79	(0.51)	(0.20)	(0.71)	12.99	6.05		26,330	0.97	(3)	3.30	(3)	109
03/31/09	12.99	0.43	(2.30)	(1.87)	(0.62)	(0.60)	(1.22)	9.90	(14.12)		15,643	0.99	(3)	3.57	(3)	110
09/30/09@	9.90	0.19	1.96	2.15	—	—	—	12.05	21.72		17,424	1.02	#(3)	3.35	#(3)	27
Multi-Managed Income/Equity Portfolio Class 2
03/31/05	11.81	0.30	0.10	0.40	(0.22)	—	(0.22)	11.99	3.39	(1)	151,035	1.06		2.53		108	(2)
03/31/06	11.99	0.33	0.40	0.73	(0.28)	—	(0.28)	12.44	6.09	(1)	150,711	1.11	(3)	2.64	(3)	121
03/31/07	12.44	0.39	0.40	0.79	(0.35)	—	(0.35)	12.88	6.37		147,663	1.08	(3)	3.08	(3)	147
03/31/08	12.88	0.42	0.35	0.77	(0.49)	(0.20)	(0.69)	12.96	5.91		125,367	1.12	(3)	3.15	(3)	109
03/31/09	12.96	0.41	(2.29)	(1.88)	(0.60)	(0.60)	(1.20)	9.88	(14.23)		67,097	1.14	(3)	3.42	(3)	110
09/30/09@	9.88	0.18	1.96	2.14	—	—	—	12.02	21.66		76,784	1.17	#(3)	3.20	#(3)	27
Multi-Managed Income/Equity Portfolio Class 3
03/31/05	11.80	0.28	0.10	0.38	(0.21)	—	(0.21)	11.97	3.20	(1)	41,835	1.16		2.46		108	(2)
03/31/06	11.97	0.31	0.42	0.73	(0.27)	—	(0.27)	12.43	6.08	(1)	51,526	1.21	(3)	2.54	(3)	121
03/31/07	12.43	0.37	0.41	0.78	(0.34)	—	(0.34)	12.87	6.27		57,357	1.18	(3)	2.98	(3)	147
03/31/08	12.87	0.40	0.35	0.75	(0.48)	(0.20)	(0.68)	12.94	5.74		55,982	1.22	(3)	3.05	(3)	109
03/31/09	12.94	0.40	(2.30)	(1.90)	(0.58)	(0.60)	(1.18)	9.86	(14.37)		34,030	1.24	(3)	3.33	(3)	110
09/30/09@	9.86	0.17	1.96	2.13	—	—	—	11.99	21.60		42,151	1.27	#(3)	3.10	#(3)	27

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  @  Unaudited

  (1)  The Portfolio's performance figure was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions

  (2)  Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

2005
Multi-Managed Income/Equity Portfolio	106%

  (3)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07	03/31/08	03/31/09	09/30/09#@
Multi-Managed Income/Equity Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
Multi-Managed Income/Equity Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
Multi-Managed Income/Equity Portfolio Class 3	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
Multi-Managed Income Portfolio Class 1
03/31/05	$12.14	$0.39	$(0.16)	$0.23	$(0.32)	$—	$(0.32)	$12.05	1.85	%(1)	$38,991	0.90%		3.26%		112	%(2)
03/31/06	12.05	0.42	0.06	0.48	(0.39)	—	(0.39)	12.14	3.98	(1)	31,540	0.95	(3)	3.40	(3)	118
03/31/07	12.14	0.48	0.27	0.75	(0.47)	(0.16)	(0.63)	12.26	6.27		26,024	0.93	(3)	3.85	(3)	166
03/31/08	12.26	0.50	0.13	0.63	(0.59)	(0.03)	(0.62)	12.27	5.17		21,103	0.98	(3)	3.94	(3)	121
03/31/09	12.27	0.49	(1.49)	(1.00)	(0.65)	(0.32)	(0.97)	10.30	(7.88)		12,585	0.99	(3)	4.22	(3)	123
09/30/09@	10.30	0.23	1.64	1.87	—	—	—	12.17	18.16		14,425	1.03	#(3)	4.05	#(3)	23
Multi-Managed Income Portfolio Class 2
03/31/05	12.12	0.37	(0.16)	0.21	(0.30)	—	(0.30)	12.03	1.71	(1)	115,350	1.05		3.12		112	(2)
03/31/06	12.03	0.40	0.06	0.46	(0.37)	—	(0.37)	12.12	3.84	(1)	108,178	1.10	(3)	3.25	(3)	118
03/31/07	12.12	0.46	0.26	0.72	(0.45)	(0.16)	(0.61)	12.23	6.04		101,778	1.07	(3)	3.71	(3)	166
03/31/08	12.23	0.47	0.14	0.61	(0.57)	(0.03)	(0.60)	12.24	5.03		89,971	1.13	(3)	3.79	(3)	121
03/31/09	12.24	0.48	(1.49)	(1.01)	(0.63)	(0.32)	(0.95)	10.28	(7.98)		51,085	1.14	(3)	4.07	(3)	123
09/30/09@	10.28	0.22	1.64	1.86	—	—	—	12.14	18.09		59,513	1.18	#(3)	3.90	#(3)	23
Multi-Managed Income Portfolio Class 3
03/31/05	12.10	0.35	(0.15)	0.20	(0.29)	—	(0.29)	12.01	1.61	(1)	25,758	1.14		3.04		112	(2)
03/31/06	12.01	0.38	0.08	0.46	(0.36)	—	(0.36)	12.11	3.83	(1)	31,264	1.21	(3)	3.16	(3)	118
03/31/07	12.11	0.44	0.27	0.71	(0.44)	(0.16)	(0.60)	12.22	5.94		32,909	1.17	(3)	3.61	(3)	166
03/31/08	12.22	0.46	0.14	0.60	(0.56)	(0.03)	(0.59)	12.23	4.93		36,395	1.23	(3)	3.69	(3)	121
03/31/09	12.23	0.46	(1.49)	(1.03)	(0.61)	(0.32)	(0.93)	10.27	(8.09)		26,657	1.24	(3)	3.98	(3)	123
09/30/09@	10.27	0.21	1.64	1.85	—	—	—	12.12	18.01		30,397	1.28	#(3)	3.80	#(3)	23

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  @  Unaudited

  (1)  The Portfolio's performance figure was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions

  (2)  Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

2005
Multi-Managed Income Portfolio	110%

  (3)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07	03/31/08	03/31/09	09/30/09#@
Multi-Managed Income Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
Multi-Managed Income Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
Multi-Managed Income Portfolio Class 3	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
Asset Allocation: Diversified Growth Portfolio Class 1
03/31/05	$10.78	$0.12	$0.53	$0.65	$(0.13)	$—	$(0.13)	$11.30	6.00	%(3)	$90,042	0.94	%(1)	1.06	%(1)	159	%(2)
03/31/06	11.30	0.21	1.34	1.55	(0.16)	—	(0.16)	12.69	13.84	(3)	76,762	0.91	(1)(4)	1.78	(1)(4)	118
03/31/07	12.69	0.24	1.43	1.67	(0.25)	(0.19)	(0.44)	13.92	13.28		63,929	0.94	(1)(4)	1.80	(1)(4)	84
03/31/08	13.92	0.27	(0.88)	(0.61)	(0.28)	(1.10)	(1.38)	11.93	(5.30	)(3)	49,155	0.93	(1)(4)	1.93	(1)(4)	92
03/31/09	11.93	0.21	(4.16)	(3.95)	(0.64)	(1.02)	(1.66)	6.32	(33.40)		27,653	1.00	(1)(4)	2.16	(1)(4)	206
09/30/09@	6.32	0.07	2.08	2.15	—	—	—	8.47	34.02		32,187	1.09	#(1)(4)	1.93	#(1)(4)	65
Asset Allocation: Diversified Growth Portfolio Class 2
03/31/05	10.77	0.10	0.52	0.62	(0.11)	—	(0.11)	11.28	5.77	(3)	230,448	1.09	(1)	0.93	(1)	159	(2)
03/31/06	11.28	0.19	1.35	1.54	(0.15)	—	(0.15)	12.67	13.71	(3)	237,220	1.06	(1)(4)	1.63	(1)(4)	118
03/31/07	12.67	0.22	1.42	1.64	(0.23)	(0.19)	(0.42)	13.89	13.07		233,703	1.09	(1)(4)	1.64	(1)(4)	84
03/31/08	13.89	0.24	(0.87)	(0.63)	(0.26)	(1.10)	(1.36)	11.90	(5.45	)(3)	197,075	1.08	(1)(4)	1.77	(1)(4)	92
03/31/09	11.90	0.19	(4.14)	(3.95)	(0.62)	(1.02)	(1.64)	6.31	(33.51)		103,279	1.15	(1)(4)	2.01	(1)(4)	206
09/30/09@	6.31	0.07	2.07	2.14	—	—	—	8.45	33.91		124,355	1.24	#(1)(4)	1.77	#(1)(4)	65
Asset Allocation: Diversified Growth Portfolio Class 3
03/31/05	10.76	0.11	0.49	0.60	(0.10)	—	(0.10)	11.26	5.58	(3)	58,809	1.20	(1)	1.01	(1)	159	(2)
03/31/06	11.26	0.18	1.35	1.53	(0.14)	—	(0.14)	12.65	13.63	(3)	78,965	1.15	(1)(4)	1.53	(1)(4)	118
03/31/07	12.65	0.20	1.43	1.63	(0.22)	(0.19)	(0.41)	13.87	13.00		92,562	1.19	(1)(4)	1.53	(1)(4)	84
03/31/08	13.87	0.23	(0.87)	(0.64)	(0.25)	(1.10)	(1.35)	11.88	(5.54	)(3)	100,281	1.18	(1)(4)	1.66	(1)(4)	92
03/31/09	11.88	0.18	(4.12)	(3.94)	(0.61)	(1.02)	(1.63)	6.31	(33.48)		64,707	1.26	(1)(4)	1.89	(1)(4)	206
09/30/09@	6.31	0.06	2.07	2.13	—	—	—	8.44	33.76		81,740	1.34	#(1)(4)	1.64	#(1)(4)	65

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/05	03/31/06	03/31/07	03/31/08	03/31/09	09/30/09#@
Asset Allocation: Diversified Growth Portfolio Class 1	0.00%	0.01%	0.02%	0.00%	0.01%	0.01%
Asset Allocation: Diversified Growth Portfolio Class 2	0.00	0.01	0.02	0.00	0.01	0.01
Asset Allocation: Diversified Growth Portfolio Class 3	0.00	0.01	0.02	0.00	0.01	0.01

  (2)  Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

2005
Asset Allocation: Diversified Growth Portfolio	156%

  (3)  The Portfolio's performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions

  (4)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/06	03/31/07	03/31/08	03/31/09	09/30/09#@
Asset Allocation: Diversified Growth Portfolio Class 1	0.05%	0.10%	0.10%	0.10%	0.10%
Asset Allocation: Diversified Growth Portfolio Class 2	0.05	0.10	0.10	0.10	0.10
Asset Allocation: Diversified Growth Portfolio Class 3	0.05	0.10	0.10	0.10	0.10

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
Stock Portfolio Class 1
03/31/05	$14.81	$0.08	$0.45	$0.53	$—	$—	$—	$15.34	3.58%	$73,967	0.93%		0.51%		42%
03/31/06	15.34	0.05	2.31	2.36	(0.08)	—	(0.08)	17.62	15.42	62,972	0.93	(1)	0.31	(1)	45
03/31/07	17.62	0.06	1.70	1.76	(0.05)	(1.17)	(1.22)	18.16	10.14	52,206	0.93	(1)	0.32	(1)	39
03/31/08	18.16	0.04	(0.60)	(0.56)	(0.07)	(1.49)	(1.56)	16.04	(4.20)	40,425	0.95	(1)	0.23	(1)	58
03/31/09	16.04	0.04	(5.54)	(5.50)	(0.04)	(1.49)	(1.53)	9.01	(33.88)	22,607	0.95	(1)	0.27	(1)	52
09/30/09@	9.01	0.00	2.74	2.74	—	—	—	11.75	30.41	26,312	0.95	#(1)	0.05	#(1)	30
Stock Portfolio Class 2
03/31/05	14.74	0.06	0.45	0.51	—	—	—	15.25	3.46	182,833	1.08		0.37		42
03/31/06	15.25	0.03	2.29	2.32	(0.06)	—	(0.06)	17.51	15.23	188,970	1.08	(1)	0.18	(1)	45
03/31/07	17.51	0.04	1.68	1.72	(0.03)	(1.17)	(1.20)	18.03	9.94	185,413	1.08	(1)	0.18	(1)	39
03/31/08	18.03	0.01	(0.59)	(0.58)	(0.05)	(1.49)	(1.54)	15.91	(4.37)	157,580	1.10	(1)	0.08	(1)	58
03/31/09	15.91	0.02	(5.49)	(5.47)	(0.01)	(1.49)	(1.50)	8.94	(33.97)	81,944	1.11	(1)	0.12	(1)	52
09/30/09@	8.94	(0.01)	2.72	2.71	—	—	—	11.65	30.31	98,744	1.10	#(1)	(0.10	)#(1)	30
Stock Portfolio Class 3
03/31/05	14.72	0.05	0.44	0.49	—	—	—	15.21	3.33	46,811	1.18		0.38		42
03/31/06	15.21	0.02	2.29	2.31	(0.05)	—	(0.05)	17.47	15.16	63,310	1.18	(1)	0.09	(1)	45
03/31/07	17.47	0.02	1.67	1.69	(0.01)	(1.17)	(1.18)	17.98	9.81	74,581	1.18	(1)	0.08	(1)	39
03/31/08	17.98	(0.01)	(0.59)	(0.60)	(0.03)	(1.49)	(1.52)	15.86	(4.46)	82,341	1.21	(1)	(0.03	)(1)	58
03/31/09	15.86	0.00	(5.46)	(5.46)	—	(1.49)	(1.49)	8.91	(34.00)	52,723	1.21	(1)	0.02	(1)	52
09/30/09@	8.91	(0.01)	2.70	2.69	—	—	—	11.60	30.19	66,870	1.20	#(1)	(0.20	)#(1)	30

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07	03/31/08	03/31/09	09/30/09#@
Stock Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
Stock Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
Stock Portfolio Class 3	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
Large Cap Growth Portfolio Class 1
03/31/05	$7.86	$0.03	$0.44	$0.47	$—	$—	$—	$8.33	5.98%	$13,588	1.04	%(1)	0.38	%(1)	38%
03/31/06	8.33	0.01	1.16	1.17	(0.03)	—	(0.03)	9.47	14.05	11,672	0.94	(2)	0.13	(2)	54
03/31/07	9.47	0.03	0.46	0.49	—	—	—	9.96	5.17	10,451	0.93	(2)(3)	0.34	(2)(3)	53
03/31/08	9.96	0.02	0.39	0.41	(0.07)	(0.09)	(0.16)	10.21	3.96	8,166	0.90	(2)	0.18	(2)	60
03/31/09	10.21	0.01	(3.74)	(3.73)	—	(0.42)	(0.42)	6.06	(36.49)	3,801	0.92	(2)	0.16	(2)	54
09/30/09@	6.06	0.01	2.09	2.10	—	—	—	8.16	34.65	5,275	0.92	#(2)	0.36	#(2)	19
Large Cap Growth Portfolio Class 2
03/31/05	7.82	0.02	0.43	0.45	—	—	—	8.27	5.75	78,540	1.19	(1)	0.24	(1)	38
03/31/06	8.27	0.00	1.15	1.15	(0.02)	—	(0.02)	9.40	13.89	90,485	1.09	(2)	(0.02	)(2)	54
03/31/07	9.40	0.02	0.46	0.48	—	—	—	9.88	5.11	94,990	1.08	(2)(3)	0.19	(2)(3)	53
03/31/08	9.88	0.00	0.38	0.38	(0.05)	(0.09)	(0.14)	10.12	3.76	81,642	1.05	(2)	0.03	(2)	60
03/31/09	10.12	0.00	(3.71)	(3.71)	—	(0.42)	(0.42)	5.99	(36.63)	37,914	1.07	(2)	0.01	(2)	54
09/30/09@	5.99	0.01	2.06	2.07	—	—	—	8.06	34.56	48,550	1.07	#(2)	0.21	#(2)	19
Large Cap Growth Portfolio Class 3
03/31/05	7.81	0.02	0.42	0.44	—	—	—	8.25	5.63	26,636	1.27	(1)	0.26	(1)	38
03/31/06	8.25	(0.01)	1.15	1.14	(0.01)	—	(0.01)	9.38	13.82	77,751	1.19	(2)	(0.12	)(2)	54
03/31/07	9.38	0.01	0.45	0.46	—	—	—	9.84	4.90	140,327	1.18	(2)(3)	0.11	(2)(3)	53
03/31/08	9.84	(0.01)	0.39	0.38	(0.05)	(0.09)	(0.14)	10.08	3.69	168,979	1.15	(2)	(0.07	)(2)	60
03/31/09	10.08	(0.00)	(3.70)	(3.70)	—	(0.42)	(0.42)	5.96	(36.67)	143,136	1.17	(2)	(0.06	)(2)	54
09/30/09@	5.96	0.00	2.06	2.06	—	—	—	8.02	34.56	198,109	1.17	#(2)	0.11	#(2)	19

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  @  Unaudited

  (1)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

03/31/05
Large Cap Growth Portfolio Class 1	(0.05)%
Large Cap Growth Portfolio Class 2	(0.05)
Large Cap Growth Portfolio Class 3	(0.03)

  (2)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07	03/31/08	03/31/09	09/30/09#@
Large Cap Growth Portfolio Class 1	0.00%	0.00%	0.01%	0.01%	0.01%
Large Cap Growth Portfolio Class 2	0.00	0.00	0.01	0.01	0.01
Large Cap Growth Portfolio Class 3	0.00	0.00	0.00	0.01	0.01

  (3)  Gross custody credit of 0.01%

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover
Large Cap Composite Portfolio Class 1
03/31/05	$9.04	$0.07	$0.44	$0.51	$(0.02)	$—	$(0.02)	$9.53	5.66%	$4,539	1.10%		0.74%		58%
03/31/06	9.53	0.06	0.97	1.03	(0.07)	—	(0.07)	10.49	10.86	3,770	1.10	(2)	0.56	(2)	70
03/31/07	10.49	0.07	1.03	1.10	(0.05)	—	(0.05)	11.54	10.54	3,452	1.10	(2)	0.63	(2)	76
03/31/08	11.54	0.09	(0.51)	(0.42)	(0.08)	(0.46)	(0.54)	10.58	(4.17)	2,553	1.10	(2)	0.72	(2)	93
03/31/09	10.58	0.09	(4.06)	(3.97)	(0.11)	(0.84)	(0.95)	5.66	(37.86)	1,205	1.10	(2)	1.00	(2)	95
09/30/09@	5.66	0.03	1.73	1.76	—	—	—	7.42	31.10	1,480	1.10	#(2)	0.77	#(2)	42
Large Cap Composite Portfolio Class 2
03/31/05	9.02	0.06	0.44	0.50	(0.01)	—	(0.01)	9.51	5.54	29,038	1.25		0.63		58
03/31/06	9.51	0.04	0.97	1.01	(0.06)	—	(0.06)	10.46	10.63	31,059	1.25	(2)	0.42	(2)	70
03/31/07	10.46	0.05	1.04	1.09	(0.04)	—	(0.04)	11.51	10.42	34,285	1.25	(2)	0.49	(2)	76
03/31/08	11.51	0.07	(0.51)	(0.44)	(0.06)	(0.46)	(0.52)	10.55	(4.31)	26,754	1.25	(2)	0.57	(2)	93
03/31/09	10.55	0.07	(4.04)	(3.97)	(0.09)	(0.84)	(0.93)	5.65	(37.95)	11,741	1.25	(2)	0.84	(2)	95
09/30/09@	5.65	0.02	1.73	1.75	—	—	—	7.40	30.97	14,214	1.25	#(2)	0.61	#(2)	42
Large Cap Composite Portfolio Class 3
03/31/05	9.01	0.06	0.42	0.48	(0.00)	—	(0.00)	9.49	5.33	7,393	1.35		0.66		58
03/31/06	9.49	0.03	0.98	1.01	(0.05)	—	(0.05)	10.45	10.65	10,919	1.35	(2)	0.33	(2)	70
03/31/07	10.45	0.04	1.04	1.08	(0.03)	—	(0.03)	11.50	10.34	13,780	1.35	(2)	0.39	(2)	76
03/31/08	11.50	0.06	(0.52)	(0.46)	(0.05)	(0.46)	(0.51)	10.53	(4.48)	14,570	1.35	(2)	0.47	(2)	93
03/31/09	10.53	0.06	(4.03)	(3.97)	(0.08)	(0.84)	(0.92)	5.64	(38.03)	7,381	1.35	(2)	0.75	(2)	95
09/30/09@	5.64	0.02	1.73	1.75	—	—	—	7.39	31.03	9,527	1.35	#(2)	0.51	#(2)	42

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  @  Unaudited

  (1)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/05	03/31/06	03/31/07	03/31/08	03/31/09	09/30/09#@
Large Cap Composite Portfolio Class 1	0.17%	0.12%	(0.08)%	0.18%	0.38%	0.47%
Large Cap Composite Portfolio Class 2	0.17	0.11	(0.08)	0.18	0.37	0.47
Large Cap Composite Portfolio Class 3	0.16	0.11	(0.08)	0.19	0.38	0.47

  (2)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07	03/31/08	03/31/09	09/30/09#@
Large Cap Composite Portfolio Class 1	0.00%	0.01%	0.01%	0.01%	0.01%
Large Cap Composite Portfolio Class 2	0.00	0.01	0.01	0.01	0.01
Large Cap Composite Portfolio Class 3	0.00	0.01	0.01	0.01	0.00
See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
Large Cap Value Portfolio Class 1
03/31/05	$10.75	$0.14	$0.86	$1.00	$(0.09)	$—	$(0.09)	$11.66	9.30%	$14,815	0.96	%(1)	1.26	%(1)	32%
03/31/06	11.66	0.17	1.26	1.43	(0.12)	(0.07)	(0.19)	12.90	12.31	15,219	0.95	(2)	1.38	(2)	39
03/31/07	12.90	0.20	1.77	1.97	(0.13)	(0.45)	(0.58)	14.29	15.33	17,408	0.90	(2)	1.47	(2)	34
03/31/08	14.29	0.24	(1.03)	(0.79)	(0.17)	(0.54)	(0.71)	12.79	(6.05)	13,278	0.89	(2)	1.64	(2)	37
03/31/09	12.79	0.25	(5.24)	(4.99)	(0.20)	(0.79)	(0.99)	6.81	(39.83)	5,654	0.89	(2)	2.34	(2)	56
09/30/09@	6.81	0.08	2.64	2.72	—	—	—	9.53	39.94	7,116	0.90	#(2)	1.79	#(2)	21
Large Cap Value Portfolio Class 2
03/31/05	10.73	0.12	0.86	0.98	(0.07)	—	(0.07)	11.64	9.18	109,563	1.11	(1)	1.11	(1)	32
03/31/06	11.64	0.15	1.25	1.40	(0.10)	(0.07)	(0.17)	12.87	12.09	115,372	1.10	(2)	1.23	(2)	39
03/31/07	12.87	0.18	1.77	1.95	(0.11)	(0.45)	(0.56)	14.26	15.22	129,525	1.05	(2)	1.32	(2)	34
03/31/08	14.26	0.22	(1.04)	(0.82)	(0.14)	(0.54)	(0.68)	12.76	(6.20)	96,771	1.04	(2)	1.49	(2)	37
03/31/09	12.76	0.23	(5.22)	(4.99)	(0.18)	(0.79)	(0.97)	6.80	(39.92)	41,858	1.04	(2)	2.20	(2)	56
09/30/09@	6.80	0.07	2.63	2.70	—	—	—	9.50	39.71	52,988	1.05	#(2)	1.63	#(2)	21
Large Cap Value Portfolio Class 3
03/31/05	10.72	0.11	0.86	0.97	(0.06)	—	(0.06)	11.63	9.08	32,460	1.20	(1)	1.03	(1)	32
03/31/06	11.63	0.13	1.26	1.39	(0.09)	(0.07)	(0.16)	12.86	12.00	85,913	1.20	(2)	1.14	(2)	39
03/31/07	12.86	0.16	1.77	1.93	(0.10)	(0.45)	(0.55)	14.24	15.06	189,817	1.15	(2)	1.23	(2)	34
03/31/08	14.24	0.20	(1.03)	(0.83)	(0.13)	(0.54)	(0.67)	12.74	(6.29)	253,167	1.14	(2)	1.42	(2)	37
03/31/09	12.74	0.22	(5.21)	(4.99)	(0.17)	(0.79)	(0.96)	6.79	(40.01)	196,450	1.14	(2)	2.18	(2)	56
09/30/09@	6.79	0.06	2.64	2.70	—	—	—	9.49	39.76	248,022	1.15	#(2)	1.54	#(2)	21
Mid Cap Growth Portfolio Class 1
03/31/05	11.64	(0.07)	0.64	0.57	—	—	—	12.21	4.90	15,484	1.13	(1)	(0.63	)(1)	81
03/31/06	12.21	(0.02)	3.05	3.03	—	(0.42)	(0.42)	14.82	25.04	14,981	1.04	(2)	(0.18	)(2)	86
03/31/07	14.82	(0.03)	1.00	0.97	—	(1.03)	(1.03)	14.76	6.78	13,109	1.01	(2)	(0.23	)(2)	71
03/31/08	14.76	(0.04)	(0.10)	(0.14)	—	(1.41)	(1.41)	13.21	(2.17)	8,995	1.02	(2)	(0.27	)(2)	68
03/31/09	13.21	(0.02)	(5.05)	(5.07)	—	(1.70)	(1.70)	6.44	(38.07)	4,535	1.06	(2)	(0.20	)(2)	83
09/30/09@	6.44	(0.01)	2.59	2.58	—	—	—	9.02	40.06	5,689	1.11	#(2)	(0.17	)#(2)	52
Mid Cap Growth Portfolio Class 2
03/31/05	11.58	(0.09)	0.63	0.54	—	—	—	12.12	4.66	77,433	1.28	(1)	(0.78	)(1)	81
03/31/06	12.12	(0.04)	3.04	3.00	—	(0.42)	(0.42)	14.70	24.98	96,349	1.19	(2)	(0.30	)(2)	86
03/31/07	14.70	(0.05)	0.98	0.93	—	(1.03)	(1.03)	14.60	6.55	92,566	1.16	(2)	(0.37	)(2)	71
03/31/08	14.60	(0.06)	(0.10)	(0.16)	—	(1.41)	(1.41)	13.03	(2.34)	74,517	1.17	(2)	(0.42	)(2)	68
03/31/09	13.03	(0.04)	(4.97)	(5.01)	—	(1.70)	(1.70)	6.32	(38.13)	32,613	1.21	(2)	(0.36	)(2)	83
09/30/09@	6.32	(0.01)	2.53	2.52	—	—	—	8.84	39.87	42,456	1.26	#(2)	(0.31	)#(2)	52
Mid Cap Growth Portfolio Class 3
03/31/05	11.56	(0.09)	0.62	0.53	—	—	—	12.09	4.58	24,891	1.37	(1)	(0.85	)(1)	81
03/31/06	12.09	(0.05)	3.02	2.97	—	(0.42)	(0.42)	14.64	24.79	45,247	1.29	(2)	(0.38	)(2)	86
03/31/07	14.64	(0.07)	0.99	0.92	—	(1.03)	(1.03)	14.53	6.51	58,718	1.26	(2)	(0.46	)(2)	71
03/31/08	14.53	(0.08)	(0.09)	(0.17)	—	(1.41)	(1.41)	12.95	(2.42)	67,692	1.27	(2)	(0.51	)(2)	68
03/31/09	12.95	(0.05)	(4.94)	(4.99)	—	(1.70)	(1.70)	6.26	(38.23)	30,963	1.31	(2)	(0.45	)(2)	83
09/30/09@	6.26	(0.02)	2.51	2.49	—	—	—	8.75	39.78	48,996	1.36	#(2)	(0.42	)#(2)	52

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  @  Unaudited

  (1)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

03/31/05
Large Cap Value Portfolio Class 1	(0.00)%
Large Cap Value Portfolio Class 2	(0.00)
Large Cap Value Portfolio Class 3	(0.00)
Mid Cap Growth Portfolio Class 1	(0.08)
Mid Cap Growth Portfolio Class 2	(0.08)
Mid Cap Growth Portfolio Class 3	(0.08)

  (2)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07	03/31/08	03/31/09	09/30/09#@
Large Cap Value Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
Large Cap Value Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
Large Cap Value Portfolio Class 3	0.00	0.00	0.00	0.00	0.00
Mid Cap Growth Portfolio Class 1	0.00	0.00	0.00	0.01	0.01
Mid Cap Growth Portfolio Class 2	0.00	0.00	0.00	0.01	0.01
Mid Cap Growth Portfolio Class 3	0.00	0.00	0.00	0.01	0.01

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
Mid Cap Value Portfolio Class 1
03/31/05	$15.40	$0.12	$2.59	$2.71	$(0.07)	$(0.30)	$(0.37)	$17.74	17.69%	$15,887	1.03	%(1)	0.77	%(1)	42%
03/31/06	17.74	0.17	2.60	2.77	(0.11)	(1.16)	(1.27)	19.24	15.99	17,245	1.02		0.92		46
03/31/07	19.24	0.16	2.59	2.75	(0.14)	(1.89)	(2.03)	19.96	14.73	16,234	0.97		0.83		46
03/31/08	19.96	0.16	(2.65)	(2.49)	(0.15)	(1.79)	(1.94)	15.53	(13.50)	10,716	0.99	(2)	0.84	(2)	61
03/31/09	15.53	0.17	(6.19)	(6.02)	(0.17)	(1.85)	(2.02)	7.49	(39.41)	4,583	1.01	(2)	1.30	(2)	78
09/30/09@	7.49	0.04	3.02	3.06	—	—	—	10.55	40.85	5,764	1.07	#(2)	0.89	#(2)	54
Mid Cap Value Portfolio Class 2
03/31/05	15.37	0.10	2.58	2.68	(0.05)	(0.30)	(0.35)	17.70	17.52	118,416	1.18	(1)	0.63	(1)	42
03/31/06	17.70	0.14	2.60	2.74	(0.09)	(1.16)	(1.25)	19.19	15.82	124,641	1.17		0.77		46
03/31/07	19.19	0.13	2.57	2.70	(0.11)	(1.89)	(2.00)	19.89	14.50	127,417	1.12		0.68		46
03/31/08	19.89	0.13	(2.64)	(2.51)	(0.12)	(1.79)	(1.91)	15.47	(13.64)	84,364	1.14	(2)	0.68	(2)	61
03/31/09	15.47	0.15	(6.16)	(6.01)	(0.14)	(1.85)	(1.99)	7.47	(39.48)	36,150	1.16	(2)	1.15	(2)	78
09/30/09@	7.47	0.04	3.01	3.05	—	—	—	10.52	40.83	46,290	1.22	#(2)	0.74	#(2)	54
Mid Cap Value Portfolio Class 3
03/31/05	15.35	0.09	2.56	2.65	(0.03)	(0.30)	(0.33)	17.67	17.37	30,602	1.26	(1)	0.58	(1)	42
03/31/06	17.67	0.12	2.60	2.72	(0.07)	(1.16)	(1.23)	19.16	15.74	54,833	1.27		0.69		46
03/31/07	19.16	0.11	2.57	2.68	(0.09)	(1.89)	(1.98)	19.86	14.43	70,308	1.22		0.59		46
03/31/08	19.86	0.11	(2.64)	(2.53)	(0.10)	(1.79)	(1.89)	15.44	(13.75)	100,286	1.24	(2)	0.63	(2)	61
03/31/09	15.44	0.13	(6.14)	(6.01)	(0.12)	(1.85)	(1.97)	7.46	(39.54)	60,672	1.27	(2)	1.12	(2)	78
09/30/09@	7.46	0.03	3.01	3.04	—	—	—	10.50	40.75	86,669	1.32	#(2)	0.64	#(2)	54
Small Cap Portfolio Class 1
03/31/05	8.93	(0.04)	0.14	0.10	—	—	—	9.03	1.12	9,664	1.15	(1)	(0.48	)(1)	134
03/31/06	9.03	0.00	1.78	1.78	—	(0.08)	(0.08)	10.73	19.82	11,829	1.15	(1)(2)	0.01	(1)(2)	85
03/31/07	10.73	0.01	0.71	0.72	—	(0.48)	(0.48)	10.97	6.82	9,502	1.10	(1)(2)	0.31	(1)(2)	153
03/31/08	10.97	0.01	(1.71)	(1.70)	—	(0.78)	(0.78)	8.49	(16.33)	6,140	1.09	(2)	0.11	(2)	126
03/31/09	8.49	0.01	(3.13)	(3.12)	—	(0.35)	(0.35)	5.02	(36.89)	3,032	1.07	(2)	0.19	(2)	313
09/30/09@	5.02	0.00	2.27	2.27	—	—	—	7.29	45.22	4,163	1.03	#(2)	0.00	#(2)	79
Small Cap Portfolio Class 2
03/31/05	8.89	(0.05)	0.13	0.08	—	—	—	8.97	0.90	66,999	1.30	(1)	(0.62	)(1)	134
03/31/06	8.97	(0.01)	1.76	1.75	—	(0.08)	(0.08)	10.64	19.62	79,997	1.30	(1)(2)	(0.15	)(1)(2)	85
03/31/07	10.64	(0.01)	0.70	0.69	—	(0.48)	(0.48)	10.85	6.59	79,374	1.25	(1)(2)	0.16	(1)(2)	153
03/31/08	10.85	0.00	(1.68)	(1.68)	—	(0.78)	(0.78)	8.39	(16.33)	54,909	1.24	(2)	(0.04	)(2)	126
03/31/09	8.39	0.00	(3.09)	(3.09)	—	(0.35)	(0.35)	4.95	(36.97)	25,718	1.22	(2)	0.03	(2)	313
09/30/09@	4.95	0.00	2.23	2.23	—	—	—	7.18	45.05	35,489	1.18	#(2)	(0.15	)#(2)	79
Small Cap Portfolio Class 3
03/31/05	8.87	(0.05)	0.12	0.07	—	—	—	8.94	0.79	25,076	1.40	(1)	(0.66	)(1)	134
03/31/06	8.94	(0.02)	1.76	1.74	—	(0.08)	(0.08)	10.60	19.57	64,565	1.40	(1)(2)	(0.23	)(1)(2)	85
03/31/07	10.60	(0.02)	0.70	0.68	—	(0.48)	(0.48)	10.80	6.52	120,341	1.35	(1)(2)	0.06	(1)(2)	153
03/31/08	10.80	(0.01)	(1.68)	(1.69)	—	(0.78)	(0.78)	8.33	(16.50)	127,947	1.34	(2)	(0.12	)(2)	126
03/31/09	8.33	0.00	(3.07)	(3.07)	—	(0.35)	(0.35)	4.91	(37.00)	100,009	1.31	(2)	0.04	(2)	313
09/30/09@	4.91	(0.01)	2.22	2.21	—	—	—	7.12	45.01	134,864	1.28	#(2)	(0.25	)#(2)	79

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  @  Unaudited

  (1)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/05	03/31/06	03/31/07
Mid Cap Value Portfolio Class 1	(0.02)%	—%	—%
Mid Cap Value Portfolio Class 2	(0.02)	—	—
Mid Cap Value Portfolio Class 3	(0.01)	—	—
Small Cap Portfolio Class 1	(0.08)	0.02	0.03
Small Cap Portfolio Class 2	(0.08)	0.02	0.03
Small Cap Portfolio Class 3	(0.08)	0.02	0.03

  (2)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07	03/31/08	03/31/09	09/30/09#@
Mid Cap Value Class 1	—%	—%	0.00%	0.01%	0.04%
Mid Cap Value Class 2	—	—	0.00	0.01	0.04
Mid Cap Value Class 3	—	—	0.00	0.01	0.04
Small Cap Portfolio Class 1	0.00	0.03	0.02	0.02	0.00
Small Cap Portfolio Class 2	0.00	0.03	0.02	0.02	0.00
Small Cap Portfolio Class 3	0.00	0.03	0.02	0.02	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
International Equity Portfolio Class 1
03/31/05	$7.75	$0.04	$0.83	$0.87	$(0.10)	$—	$(0.10)	$8.52	11.28%	$8,650	1.30	%(1)	0.57	%(1)	84%
03/31/06	8.52	0.09	2.11	2.20	(0.05)	(0.14)	(0.19)	10.53	25.99	12,326	1.30	(1)	0.97	(1)	71
03/31/07	10.53	0.13	1.70	1.83	(0.06)	(0.39)	(0.45)	11.91	17.67	14,765	1.29	(1)(4)	1.16	(1)(4)	80
03/31/08	11.91	0.17	(0.58)	(0.41)	(0.11)	(0.71)	(0.82)	10.68	(4.33)	13,015	1.18	(4)	1.38	(4)	83
03/31/09	10.68	0.21	(5.04)	(4.83)	(0.21)	(0.67)	(0.88)	4.97	(45.96)	5,407	1.16	(4)	2.61	(4)	111
09/30/09@	4.97	0.07	2.26	2.33	—	—	—	7.30	46.88	7,101	1.18	#(4)	2.27	#(4)	74
International Equity Portfolio Class 2
03/31/05	7.74	0.03	0.83	0.86	(0.09)	—	(0.09)	8.51	11.16	85,852	1.45	(1)	0.41	(1)	84
03/31/06	8.51	0.07	2.12	2.19	(0.04)	(0.14)	(0.18)	10.52	25.86	118,834	1.45	(1)	0.82	(1)	71
03/31/07	10.52	0.11	1.69	1.80	(0.05)	(0.39)	(0.44)	11.88	17.36	154,690	1.44	(1)(4)	1.01	(1)(4)	80
03/31/08	11.88	0.15	(0.57)	(0.42)	(0.09)	(0.71)	(0.80)	10.66	(4.37)	120,816	1.33	(4)	1.25	(4)	83
03/31/09	10.66	0.21	(5.04)	(4.83)	(0.19)	(0.67)	(0.86)	4.97	(46.01)	44,014	1.31	(4)	2.49	(4)	111
09/30/09@	4.97	0.07	2.25	2.32	—	—	—	7.29	46.68	58,052	1.33	#(4)	2.15	#(4)	74
International Equity Portfolio Class 3
03/31/05	7.73	0.02	0.83	0.85	(0.08)	—	(0.08)	8.50	11.07	27,288	1.55	(1)	0.28	(1)	84
03/31/06	8.50	0.05	2.12	2.17	(0.03)	(0.14)	(0.17)	10.50	25.66	102,098	1.55	(1)	0.53	(1)	71
03/31/07	10.50	0.09	1.70	1.79	(0.04)	(0.39)	(0.43)	11.86	17.29	218,009	1.54	(1)(4)	0.80	(1)(4)	80
03/31/08	11.86	0.12	(0.56)	(0.44)	(0.08)	(0.71)	(0.79)	10.63	(4.55)	276,852	1.43	(4)	1.04	(4)	83
03/31/09	10.63	0.17	(4.99)	(4.82)	(0.18)	(0.67)	(0.85)	4.96	(46.05)	177,116	1.41	(4)	2.18	(4)	111
09/30/09@	4.96	0.06	2.25	2.31	—	—	—	7.27	46.57	242,068	1.43	#(4)	2.05	#(4)	74
Diversified Fixed Income Portfolio Class 1
03/31/05	10.97	0.39	(0.36)	0.03	(0.33)	(0.01)	(0.34)	10.66	0.22	11,137	0.84		3.57		88	(2)
03/31/06	10.66	0.39	(0.24)	0.15	(0.34)	(0.05)	(0.39)	10.42	1.36 (3)	10,595	0.83		3.67		94
03/31/07	10.42	0.45	0.15	0.60	(0.33)	0.00	(0.33)	10.69	5.81	9,479	0.80		4.19		108
03/31/08	10.69	0.47	0.29	0.76	(0.36)	—	(0.36)	11.09	7.24	7,757	0.82		4.30		118
03/31/09	11.09	0.42	(0.50)	(0.08)	(0.43)	—	(0.43)	10.58	(0.73)	6,976	0.80		3.88		112
09/30/09@	10.58	0.20	0.55	0.75	—	—	—	11.33	7.09	7,772	0.80	#	3.62	#	71
Diversified Fixed Income Portfolio Class 2
03/31/05	10.95	0.37	(0.35)	0.02	(0.32)	(0.01)	(0.33)	10.64	0.07	122,693	0.99		3.42		88	(2)
03/31/06	10.64	0.38	(0.25)	0.13	(0.32)	(0.05)	(0.37)	10.40	1.21 (3)	108,491	0.98		3.52		94
03/31/07	10.40	0.42	0.16	0.58	(0.31)	0.00	(0.31)	10.67	5.66	101,549	0.95		4.05		108
03/31/08	10.67	0.45	0.30	0.75	(0.35)	—	(0.35)	11.07	7.10	114,521	0.97		4.13		118
03/31/09	11.07	0.41	(0.51)	(0.10)	(0.41)	—	(0.41)	10.56	(0.88)	84,864	0.95		3.73		112
09/30/09@	10.56	0.19	0.55	0.74	—	—	—	11.30	7.01	81,476	0.95	#	3.47	#	71
Diversified Fixed Income Portfolio Class 3
03/31/05	10.93	0.34	(0.34)	—	(0.30)	(0.01)	(0.31)	10.62	(0.03)	32,192	1.09		3.31		88	(2)
03/31/06	10.62	0.35	(0.23)	0.12	(0.31)	(0.05)	(0.36)	10.38	1.11 (3)	72,452	1.08		3.44		94
03/31/07	10.38	0.40	0.17	0.57	(0.30)	0.00	(0.30)	10.65	5.57	123,975	1.05		3.96		108
03/31/08	10.65	0.43	0.30	0.73	(0.34)	—	(0.34)	11.04	6.92	202,406	1.07		4.01		118
03/31/09	11.04	0.39	(0.50)	(0.11)	(0.40)	—	(0.40)	10.53	(0.98)	200,107	1.05		3.63		112
09/30/09@	10.53	0.18	0.56	0.74	—	—	—	11.27	7.03	259,029	1.05	#	3.36	#	71

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  @  Unaudited

  (1)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/05	03/31/06	03/31/07
International Equity Portfolio Class 1	(0.00)%	0.03%	(0.04)%
International Equity Portfolio Class 2	(0.00)	0.03	(0.04)
International Equity Portfolio Class 3	(0.00)	0.03	(0.05)

  (2)  Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

2005
Diversified Fixed Income Portfolio	82%

  (3)  The Portfolio's performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions

  (4)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/07	03/31/08	03/31/09	09/30/09#@
International Equity Portfolio Class 1	0.00%	0.00%	0.00%	0.00%
International Equity Portfolio Class 2	0.00	0.00	0.00	0.00
International Equity Portfolio Class 3	0.00	0.00	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
Strategic Fixed Income Portfolio Class 3
02/14/05- 03/31/05†	$10.00	$0.04	$(0.38)	$(0.34)	$—	$—	$—	$9.66	(3.40)%	$17,193	1.55	%#(1)	3.59	%#(1)	5%
03/31/06	9.66	0.48	0.23	0.71	(0.29)	(0.01)	(0.30)	10.07	7.45	48,116	1.47	(1)(2)	4.59	(1)(2)	42
03/31/07	10.07	0.52	0.29	0.81	(0.38)	(0.01)	(0.39)	10.49	8.07	97,104	1.21	(2)	5.21	(2)	91
03/31/08	10.49	0.57	(0.59)	(0.02)	(0.53)	(0.06)	(0.59)	9.88	(0.29)	130,564	1.26	(2)	5.59	(2)	102
03/31/09	9.88	0.57	(1.80)	(1.23)	(0.61)	—	(0.61)	8.04	(12.14)	113,134	1.21		6.35		102
09/30/09@	8.04	0.28	1.25	1.53	—	—	—	9.57	19.03	147,826	1.21	#	6.23	#	58
Cash Management Portfolio Class 1
03/31/05	10.79	0.11	0.00	0.11	(0.04)	—	(0.04)	10.86	0.99	4,637	0.71	(1)	0.95	(1)	—
03/31/06	10.86	0.35	(0.01)	0.34	(0.13)	—	(0.13)	11.07	3.13	4,927	0.63	(1)(2)	3.11	(1)(2)	—
03/31/07	11.07	0.52	0.01	0.53	(0.29)	0.00	(0.29)	11.31	4.79 (3)	6,967	0.56		4.68		—
03/31/08	11.31	0.50	(0.10)	0.40	(0.48)	—	(0.48)	11.23	3.56	9,459	0.56		4.40		—
03/31/09	11.23	0.18	(0.10)	0.08	(0.29)	(0.00)	(0.29)	11.02	0.68	7,354	0.54		1.58		—
09/30/09@	11.02	(0.01)	0.01	(0.00)	—	—	—	11.02	0.00	5,424	0.54	#	(0.15	)#	—
Cash Management Portfolio Class 2
03/31/05	10.77	0.09	0.00	0.09	(0.02)	—	(0.02)	10.84	0.84	47,494	0.86	(1)	0.82	(1)	—
03/31/06	10.84	0.33	(0.01)	0.32	(0.11)	—	(0.11)	11.05	2.98	38,397	0.78	(1)(2)	2.93	(1)(2)	—
03/31/07	11.05	0.51	0.00	0.51	(0.27)	0.00	(0.27)	11.29	4.64 (3)	51,617	0.70		4.55		—
03/31/08	11.29	0.48	(0.10)	0.38	(0.46)	—	(0.46)	11.21	3.41	65,845	0.71		4.25		—
03/31/09	11.21	0.14	(0.08)	0.06	(0.27)	(0.00)	(0.27)	11.00	0.53	90,514	0.69		1.30		—
09/30/09@	11.00	(0.02)	0.01	(0.01)	—	—	—	10.99	(0.09)	57,530	0.69	#	(0.29	)#	—
Cash Management Portfolio Class 3
03/31/05	10.76	0.09	(0.01)	0.08	(0.01)	—	(0.01)	10.83	0.74	12,284	0.97	(1)	0.82	(1)	—
03/31/06	10.83	0.32	(0.01)	0.31	(0.10)	—	(0.10)	11.04	2.88	21,357	0.87	(1)(2)	2.95	(1)(2)	—
03/31/07	11.04	0.49	0.01	0.50	(0.26)	0.00	(0.26)	11.28	4.55 (3)	49,737	0.81		4.46		—
03/31/08	11.28	0.49	(0.12)	0.37	(0.45)	—	(0.45)	11.20	3.32	53,210	0.81		4.27		—
03/31/09	11.20	0.12	(0.07)	0.05	(0.26)	(0.00)	(0.26)	10.99	0.43	102,201	0.79		1.15		—
09/30/09@	10.99	(0.02)	—	(0.02)	—	—	—	10.97	(0.18)	71,991	0.79	#	(0.40	)#	—

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  †  Commencement of Operations

  #  Annualized

  @  Unaudited

  (1)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/05	03/31/06
Strategic Fixed Income Portfolio Class 3	1.41%	(0.09)%
Cash Management Portfolio Class 1	0.00	0.03
Cash Management Portfolio Class 2	0.00	0.03
Cash Management Portfolio Class 3	0.00	0.03

  (2)  Gross of Custody Credits of 0.01%

  (3)  The Portfolio's performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
Focus Growth Portfolio Class 1
03/31/05	$7.92	$0.00	$(0.32)	$(0.32)	$—	$—	$—	$7.60	(4.04)%		$6,504	1.30	%(1)	0.03	%(1)	200%
03/31/06	7.60	(0.05)	1.55	1.50	—	—	—	9.10	19.74		7,907	1.17	(1)(2)	(0.59	)(1)(2)	102
03/31/07	9.10	(0.03)	0.05	0.02	—	—	—	9.12	0.22		4,423	1.11	(1)(2)(3)	(0.30	)(1)(2)(3)	120
03/31/08	9.12	(0.04)	0.34	0.30	—	—	—	9.42	3.29		3,387	1.13	(2)	(0.35	)(2)	126
03/31/09	9.42	(0.01)	(3.40)	(3.41)	—	(0.55)	(0.55)	5.46	(36.10	)(4)	1,960	1.15	(2)	(0.20	)(2)	263
09/30/09@	5.46	0.00	1.99	1.99	—	—	—	7.45	36.45		2,140	1.19	#(2)	(0.04	)#(2)	51
Focus Growth Portfolio Class 2
03/31/05	7.88	(0.01)	(0.32)	(0.33)	—	—	—	7.55	(4.19)		67,731	1.45	(1)	(0.10	)(1)	200
03/31/06	7.55	(0.06)	1.54	1.48	—	—	—	9.03	19.60		73,281	1.32	(1)(2)	(0.74	)(1)(2)	102
03/31/07	9.03	(0.04)	0.04	0.00	—	—	—	9.03	0.00		62,866	1.25	(1)(2)(3)	(0.48	)(1)(2)(3)	120
03/31/08	9.03	(0.05)	0.34	0.29	—	—	—	9.32	3.21		58,266	1.29	(2)	(0.50	)(2)	126
03/31/09	9.32	(0.03)	(3.36)	(3.39)	—	(0.55)	(0.55)	5.38	(36.28	)(4)	27,693	1.30	(2)	(0.35	)(2)	263
09/30/09@	5.38	(0.01)	1.97	1.96	—	—	—	7.34	36.43		33,286	1.34	#(2)	(0.19	)#(2)	51
Focus Growth Portfolio Class 3
03/31/05	7.87	(0.00)	(0.34)	(0.34)	—	—	—	7.53	(4.32)		21,909	1.55	(1)	(0.07	)(1)	200
03/31/06	7.53	(0.07)	1.54	1.47	—	—	—	9.00	19.52		39,589	1.41	(1)(2)	(0.81	)(1)(2)	102
03/31/07	9.00	(0.05)	0.04	(0.01)	—	—	—	8.99	(0.11)		52,391	1.35	(1)(2)(3)	(0.59	)(1)(2)(3)	120
03/31/08	8.99	(0.06)	0.34	0.28	—	—	—	9.27	3.11		54,728	1.39	(2)	(0.61	)(2)	126
03/31/09	9.27	(0.03)	(3.35)	(3.38)	—	(0.55)	(0.55)	5.34	(36.37	)(4)	30,075	1.40	(2)	(0.45	)(2)	263
09/30/09@	5.34	(0.01)	1.96	1.95	—	—	—	7.29	36.52		38,893	1.44	#(2)	(0.29	)#(2)	51

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  @  Unaudited

  (1)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/05	03/31/06	03/31/07
Focus Growth Portfolio Class 1	(0.09)%	(0.03)%	0.00%
Focus Growth Portfolio Class 2	(0.09)	(0.03)	0.00
Focus Growth Portfolio Class 3	(0.09)	(0.03)	0.00

  (2)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07	03/31/08	03/31/09	09/30/09#@
Focus Growth Portfolio Class 1	0.00%	0.01%	0.01%	0.01%	0.01%
Focus Growth Portfolio Class 2	0.00	0.01	0.01	0.01	0.02
Focus Growth Portfolio Class 3	0.00	0.01	0.01	0.01	0.01

  (3)  Gross of custody credit of 0.01%.

  (4)  The Portfolio's performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
Focus TechNet Portfolio Class 2
03/31/05	$5.07	$(0.06)	$0.01	$(0.05)	$—	$—	$—	$5.02	(0.99)%		$27,909	1.65	%(1)	(1.16	)%(1)	155%
03/31/06	5.02	(0.08)	1.48	1.40	—	—	—	6.42	27.89		36,331	1.65	(1)	(1.31	)(1)	116
03/31/07	6.42	(0.08)	(0.03)	(0.11)	—	(0.21)	(0.21)	6.10	(1.76)		24,613	1.65	(1)	(1.37	)(1)	81
03/31/08	6.10	(0.09)	(0.26)	(0.35)	—	—	—	5.75	(5.74)		20,978	1.59	(1)(2)	(1.31	)(1)(2)	156
03/31/09	5.75	(0.06)	(1.71)	(1.77)	—	(0.60)	(0.60)	3.38	(29.86)		9,713	1.50	(1)(2)	(1.27	)(1)(2)	115
09/30/09@	3.38	(0.03)	1.19	1.16	—	—	—	4.54	34.32		14,907	1.50	#(1)(2)	(1.25	)#(1)(2)	41
Focus TechNet Portfolio Class 3
03/31/05	5.07	(0.06)	0.00	(0.06)	—	—	—	5.01	(1.18)		11,321	1.75	(1)	(1.15	)(1)	155
03/31/06	5.01	(0.08)	1.47	1.39	—	—	—	6.40	27.74		19,386	1.75	(1)	(1.41	)(1)	116
03/31/07	6.40	(0.09)	(0.03)	(0.12)	—	(0.21)	(0.21)	6.07	(1.92)		18,436	1.75	(1)	(1.47	)(1)	81
03/31/08	6.07	(0.09)	(0.26)	(0.35)	—	—	—	5.72	(5.77)		19,501	1.68	(1)(2)	(1.40	)(1)(2)	156
03/31/09	5.72	(0.07)	(1.70)	(1.77)	—	(0.60)	(0.60)	3.35	(30.04)		9,966	1.60	(1)(2)	(1.37	)(1)(2)	115
09/30/09@	3.35	(0.03)	1.19	1.16	—	—	—	4.51	34.63		15,084	1.60	#(1)(2)	(1.36	)#(1)(2)	41
Focus Growth and Income Portfolio Class 2
03/31/05	9.28	0.02	0.03	0.05	—	—	—	9.33	0.54		49,049	1.45	(1)	0.18	(1)	77
03/31/06	9.33	0.09	1.21	1.30	(0.02)	—	(0.02)	10.61	13.96		48,297	1.42	(1)	0.94	(1)	164
03/31/07	10.61	0.06	1.49	1.55	(0.10)	(0.55)	(0.65)	11.51	14.68		52,060	1.30	(1)	0.58	(1)	151
03/31/08	11.51	0.02	(0.98)	(0.96)	(0.06)	(1.59)	(1.65)	8.90	(10.66)		38,215	1.33	(2)	0.17	(2)	248
03/31/09	8.90	0.08	(3.37)	(3.29)	(0.03)	(1.20)	(1.23)	4.38	(38.17)		16,592	1.34	(2)	1.10	(2)	174
09/30/09@	4.38	0.04	1.57	1.61	—	—	—	5.99	36.76		20,221	1.44	#(2)	1.60	#(2)	90
Focus Growth and Income Portfolio Class 3
03/31/05	9.27	0.01	0.02	0.03	—	—	—	9.30	0.32		22,063	1.55	(1)	0.16	(1)	77
03/31/06	9.30	0.08	1.21	1.29	(0.01)	—	(0.01)	10.58	13.90		27,151	1.52	(1)	0.85	(1)	164
03/31/07	10.58	0.05	1.49	1.54	(0.09)	(0.55)	(0.64)	11.48	14.63		34,685	1.39	(1)	0.47	(1)	151
03/31/08	11.48	0.01	(0.97)	(0.96)	(0.05)	(1.59)	(1.64)	8.88	(10.68)		32,826	1.43	(2)	0.06	(2)	248
03/31/09	8.88	0.08	(3.37)	(3.29)	(0.02)	(1.20)	(1.22)	4.37	(38.23)		14,952	1.44	(2)	1.03	(2)	174
09/30/09@	4.37	0.04	1.55	1.59	—	—	—	5.96	36.38		18,932	1.54	#(2)	1.50	#(2)	90
Focus Value Portfolio Class 2
03/31/05	13.11	0.05	1.45	1.50	(0.09)	(0.69)	(0.78)	13.83	11.66		67,250	1.45	(1)	0.36	(1)	130
03/31/06	13.83	0.06	1.97	2.03	(0.01)	(0.60)	(0.61)	15.25	14.92		73,413	1.39	(1)	0.45	(1)	152
03/31/07	15.25	0.17	2.83	3.00	(0.05)	(0.37)	(0.42)	17.83	19.78		86,877	1.27	(1)(2)	1.01	(1)(2)	70
03/31/08	17.83	0.23	(1.13)	(0.90)	(0.14)	(1.82)	(1.96)	14.97	(6.29	)(3)	69,468	1.27	(2)	1.28	(2)	87
03/31/09	14.97	0.17	(5.69)	(5.52)	(0.23)	(1.41)	(1.64)	7.81	(37.55)		29,670	1.28	(2)	1.42	(2)	106
09/30/09@	7.81	0.08	3.15	3.23	—	—	—	11.04	41.36		36,596	1.30	#(2)	1.55	#(2)	27
Focus Value Portfolio Class 3
03/31/05	13.09	0.03	1.46	1.49	(0.08)	(0.69)	(0.77)	13.81	11.58		21,657	1.55	(1)	0.25	(1)	130
03/31/06	13.81	0.05	1.96	2.01	—	(0.60)	(0.60)	15.22	14.78		41,737	1.48	(1)	0.37	(1)	152
03/31/07	15.22	0.15	2.84	2.99	(0.04)	(0.37)	(0.41)	17.80	19.72		73,769	1.36	(1)(2)	0.91	(1)(2)	70
03/31/08	17.80	0.21	(1.12)	(0.91)	(0.13)	(1.82)	(1.95)	14.94	(6.38	)(3)	88,961	1.38	(2)	1.19	(2)	87
03/31/09	14.94	0.16	(5.67)	(5.51)	(0.22)	(1.41)	(1.63)	7.80	(37.58)		38,893	1.38	(2)	1.30	(2)	106
09/30/09@	7.80	0.07	3.14	3.21	—	—	—	11.01	41.15		52,572	1.40	#(2)	1.42	#(2)	27

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  @  Unaudited

  (1)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/05	03/31/06	03/31/07	03/31/08	03/31/09	09/30/09#@
Focus TechNet Portfolio Class 2	0.17%	(0.06)%	0.06%	0.03%	0.16%	0.23%
Focus TechNet Portfolio Class 3	0.19	(0.07)	0.06	0.04	0.16	0.24
Focus Growth and Income Portfolio Class 2	(0.01)	(0.10)	0.00	—	—	—
Focus Growth and Income Portfolio Class 3	(0.01)	(0.10)	0.00	—	—	—
Focus Value Portfolio Class 2	(0.02)	(0.07)	0.00	—	—	—
Focus Value Portfolio Class 3	(0.02)	(0.07)	0.00	—	—	—

  (2)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/07	03/31/08	03/31/09	09/30/09#@
Focus TechNet Portfolio Class 2	—%	0.01%	0.04%	0.01%
Focus TechNet Portfolio Class 3	—	0.01	0.04	0.01
Focus Growth and Income Portfolio Class 2	—	0.04	0.02	0.01
Focus Growth and Income Portfolio Class 3	—	0.05	0.02	0.01
Focus Value Portfolio Class 2	0.00	0.02	0.03	0.02
Focus Value Portfolio Class 3	0.00	0.02	0.03	0.02

  (3)  The Portfolio's performance figure was increased by 0.56% from gains realized on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(2)		Ratio of net investment income to average net assets(2)		Portfolio turnover
Allocation Growth Portfolio Class 3
02/14/05- 03/31/05†	$10.00	$(0.00)	$(0.15)	$(0.15)	$—	$—	$—	$9.85	(1.50)%	$5,308	0.35	%#(1)	(0.35	)%#(1)	1%
03/31/06	9.85	0.02	1.62	1.64	(0.05)	(0.01)	(0.06)	11.43	16.61	63,384	0.34	(1)(3)	0.21	(1)(3)	24
03/31/07	11.43	0.04	1.26	1.30	—	(0.05)	(0.05)	12.68	11.36	180,221	0.14	(1)(4)	0.38	(1)(4)	9
03/31/08	12.68	0.16	(0.85)	(0.69)	(0.13)	(0.22)	(0.35)	11.64	(5.68)	195,554	0.16		0.52		19
03/31/09	11.64	0.10	(4.64)	(4.54)	(0.33)	(0.79)	(1.12)	5.98	(39.60)	103,756	0.16		1.06		21
09/30/09@	5.98	(0.01)	2.43	2.42	—	—	—	8.40	40.47	135,978	0.17	#	(0.17	)#	3
Allocation Moderate Growth Portfolio Class 3
02/14/05- 03/31/05†	10.00	(0.00)	(0.17)	(0.17)	—	—	—	9.83	(1.70)	3,314	0.35	#(1)	(0.35	)#(1)	5
03/31/06	9.83	0.08	1.34	1.42	(0.09)	(0.01)	(0.10)	11.15	14.40	99,205	0.28	(3)	0.82	(3)	21
03/31/07	11.15	0.10	1.08	1.18	—	(0.04)	(0.04)	12.29	10.62	259,625	0.13	(1)(4)	0.89	(1)(4)	11
03/31/08	12.29	0.34	(0.80)	(0.46)	(0.12)	(0.16)	(0.28)	11.55	(3.98)	428,731	0.14	(4)	1.15	(4)	13
03/31/09	11.55	0.17	(4.14)	(3.97)	(0.21)	(0.33)	(0.54)	7.04	(34.57)	387,825	0.15		1.80		25
09/30/09@	7.04	(0.01)	2.37	2.36	—	—	—	9.40	33.52	539,908	0.14	#	(0.14	)#	6
Allocation Moderate Portfolio Class 3
02/14/05- 03/31/05†	10.00	(0.00)	(0.15)	(0.15)	—	—	—	9.85	(1.50)	3,388	0.35	#(1)	(0.35	)#(1)	0
03/31/06	9.85	0.15	1.02	1.17	(0.11)	(0.03)	(0.14)	10.88	11.93	69,582	0.31	(1)(3)	1.12	(1)(3)	29
03/31/07	10.88	0.15	0.92	1.07	—	(0.05)	(0.05)	11.90	9.82	169,941	0.14	(1)(4)	1.38	(1)(4)	17
03/31/08	11.90	0.49	(0.75)	(0.26)	(0.15)	(0.21)	(0.36)	11.28	(2.46)	236,123	0.16		1.70		24
03/31/09	11.28	0.21	(3.55)	(3.34)	(0.27)	(0.41)	(0.68)	7.26	(29.78)	186,675	0.16		2.27		36
09/30/09@	7.26	(0.01)	2.20	2.19	—	—	—	9.45	30.17	251,592	0.16	#	(0.16	)#	8
Allocation Balanced Portfolio Class 3
02/14/05- 03/31/05†	10.00	(0.00)	(0.14)	(0.14)	—	—	—	9.86	(1.40)	3,958	0.35	#(1)	(0.35	)#(1)	0
03/31/06	9.86	0.14	0.54	0.68	(0.14)	(0.09)	(0.23)	10.54	9.29	40,900	0.35	(1)(3)	1.42	(1)(3)	67
03/31/07	10.54	0.18	0.76	0.94	—	(0.09)	(0.09)	11.39	8.89	82,257	0.19	(1)(4)	1.66	(1)(4)	15
03/31/08	11.39	0.24	(0.32)	(0.08)	(0.15)	(0.15)	(0.30)	11.01	(0.81)	122,746	0.19		2.09		23
03/31/09	11.01	0.28	(2.95)	(2.67)	(0.21)	(0.24)	(0.45)	7.89	(24.29)	122,808	0.17		2.96		28
09/30/09@	7.89	(0.01)	2.01	2.00	—	—	—	9.89	25.35	163,562	0.17	#	(0.17	)#	7

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total returns would have been lower for each period presented. Total return does include expense reimbursements and reductions.

  †  Commencement of Operations

  #  Annualized

  @  Unaudited

  (1)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/05#	03/31/06	03/31/07
Allocation Growth Portfolio Class 3	4.37%	(0.05)%	0.00%
Allocation Moderate Growth Portfolio Class 3	5.58	—	0.00
Allocation Moderate Portfolio Class 3	5.32	(0.04)	0.00
Allocation Balanced Portfolio Class 3	5.45	0.00	0.02

  (2)  Does not include underlying fund expenses that the Portfolios bear indirectly.

  (3)  Gross of Custody Credits of 0.02%, 0.02%, 0.01% and 0.01% for Allocation Growth, Allocation Moderate Growth, Allocation Moderate and Allocation Balanced Portfolios.

  (4)  Gross of Custody Credits of 0.01%

See Notes to Financial Statements

SEASONS SERIES TRUST
APPROVAL OF ADVISORY CONTRACTS
September 30, 2009 (unaudited)

At a meeting held on September 30, 2009, the Board of Trustees (the "Board"), including the Trustees that are not interested persons of Seasons Series Trust (the "Trust"), as defined in the Investment Company Act of 1940, as amended (the "Independent Trustees"), approved with respect to each Portfolio the continuation of the Investment Management and Advisory Agreement between SunAmerica Asset Management Corp. ("SunAmerica") and the Trust (the "Advisory Agreement") and the continuation of the subadvisory agreements between SunAmerica and each of the following subadvisers (the "Subadvisory Agreements"): AIG Global Investment Corp. ("AIGGIC"), BAMCO, Inc. ("BAMCO"), ClearBridge Advisors, LLC, ("ClearBridge"), Columbia Management Advisors, LLC ("CMA"), Franklin Advisers, Inc. ("Franklin Advisers"), Goldman Sachs Asset Management, L.P. ("GSAM"), Ibbotson Associates Advisors, LLC ("Ibbotson"), Janus Capital Management LLC ("Janus"), J.P. Morgan Investment Management Inc. ("J.P. Morgan"), Lord, Abbett & Co. LLC ("Lord Abbett"), Marsico Capital Management, LLC ("Marsico"), Northern Trust Investments, N.A. ("Northern Trust"), Putnam Investment Management, LLC ("Putnam"), RCM Capital Management LLC ("RCM"), T. Rowe Price Associates, Inc. ("T. Rowe Price"), Third Avenue Management LLC ("Third Avenue"), Thornburg Investment Management, Inc. ("Thornburg"), Wellington Management Company, LLP ("Wellington") and Western Asset Management LLP ("Western Asset") (collectively referred to as the "Subadvisers" and each a "Subadviser"). The Advisory Agreement and Subadvisory Agreements are collectively referred to as the "Advisory Contracts."

In connection with the approval of Advisory Contracts, the Board received materials related to certain factors used in its consideration whether to renew or approve such Advisory Contracts. Those factors included: (1) the nature, extent and quality of services provided or to be provided (as the case may be) by SunAmerica and the Subadvisers; (2) the size and structure of the advisory/subadvisory fees and other material payments made to SunAmerica and the Subadvisers in connection with their management of the Trust's Portfolios; (3) the investment performance of the Portfolios, if any, compared to performance of comparable funds as selected by an independent third-party provider of investment company data ("Performance Group/Universe") and against benchmarks and/or indices; (4) the costs of services and the benefits potentially derived by SunAmerica and the Subadvisers; (5) the terms of the Advisory Contracts; (6) whether the Portfolios will benefit from possible economies of scale; (7) the organizational capability and financial condition of SunAmerica and the Subadvisers and their affiliates; and (8) information regarding SunAmerica's and the Subadvisers' compliance and regulatory history. In addition, the Board considered (a) the organization capability and financial condition of SunAmerica and the Subadvisers; (b) the historical relationship between the Trust and SunAmerica; and (c) the conditions and trends prevailing in the economy, the securities markets and the investment company industry.

The Independent Trustees were separately represented by counsel that is independent of SunAmerica in connection with their consideration of approval of the Advisory Contracts. The matters discussed below were also considered separately by the Independent Trustees in executive sessions during which such independent counsel provided guidance to the Independent Trustees.

The Board received information regarding the Trust's advisory and subadvisory fees compared to advisory and subadvisory fee rates of a group of funds with similar investment objectives (respectively, the "Expense Group/Universe" and the "Subadvisor Expense Group/Universe"), as selected and prepared by an independent third-party provider of investment company data. The Expense Group and the Performance Group each consists of a Portfolio and a select group of funds that are chosen to be comparable to such Portfolio based upon certain factors, including fund type (in this case, funds underlying variable insurance products), comparability of investment objectives and asset category (for example, large-cap value, small-cap growth, mid-cap core, etc.), asset size and expense components. The Expense Universe and the Performance Universe each generally consists of a Portfolio, the funds in its Expense Group or Performance Group, respectively, and all other funds in the asset category or categories included in the Expense Group or Performance Group regardless of asset size or primary channel of distribution. A Portfolio's Subadvisor Expense Group and Subadvisor Expense Universe are comprised of the Portfolio and certain other comparable funds in its asset category or categories that are managed by subadvisers.

Nature, Extent and Quality of Services. The Board, including the Independent Trustees, considered the nature, quality and extent of services provided by SunAmerica and each of the Subadvisers. In making its evaluation, the Board considered that SunAmerica is responsible for the management of the affairs of the Trust, including but not limited to, providing the Trust with

SEASONS SERIES TRUST
APPROVAL OF ADVISORY CONTRACTS — (unaudited) (continued)

investment management services for certain portfolios of the Trust, and general supervision of and coordination of the services provided by the Subadvisers.

In addition, the Board noted that SunAmerica is responsible for overseeing the performance of services by the Trust's custodian, transfer agent and dividend disbursing agent. The Board also noted that SunAmerica is responsible for the financial, legal and accounting records required to be maintained by each Portfolio and for the administration of the Trust's business affairs, including providing such office space, bookkeeping, accounting, clerical, secretarial and administrative services (exclusive of, and in addition to, any such service provided by any others retained by the Trust or any Portfolio) and such executive and other personnel as shall be necessary for the operations of each Portfolio. The Board considered that SunAmerica makes day-to-day investment decisions for the certain Portfolios.

With respect to the Subadvisers, the Board noted that the Subadvisers are responsible for providing investment management services on a day-to-day basis. In such role, each Subadviser (i) determines the securities to be purchased or sold and execute such documents on behalf of the Portfolios they manage as may be necessary in connection therewith; (ii) provides SunAmerica with records concerning their activities; and (iii) render regular reports to SunAmerica and to officers and Trustees of the Trust concerning their discharge of the foregoing responsibilities. The Board reviewed each Subadviser's history, structure and size, and investment experience. The Board was informed that in management's judgment, each of the Subadvisers has the size, visibility and resources to attract and retain highly qualified investment professionals.

The Board reviewed the qualifications, background and responsibilities of the SunAmerica's staff and each of the Subadviser's staff who is responsible for providing investment management services to the Portfolios. The Board concluded that it was satisfied with the nature, quality and extent of the services provided by or to be provided by SunAmerica and each Subadviser and that there was a reasonable basis on which to conclude that they would provide high quality services to the Trust.

Portfolio Fees and Expenses; Investment Performance. The Board, including the Independent Trustees, received and reviewed information regarding the Portfolios' fees (actual or contractual management fees, subadvisory fees, non-management fees, and 12b-1 fees, if applicable), and expense ratios compared against such fees and expense ratios of their Expense Group/Universes for each Portfolio. Such fees and expense ratios were compared both before and after expense waivers, caps and reimbursements, if any. It was noted that with respect to subadvisory fees, SunAmerica negotiates such fees at arms-length. The Board also considered that the subadvisory fees are paid by SunAmerica out of its advisory fee and not by the Portfolios, and that subadvisory fees may vary widely within a Subadvisor Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs.

The Board, including the Independent Trustees, received and reviewed performance information prepared by management (including information from Lipper, Inc.), and information prepared by Lipper. The performance information included annualized returns for the period since inception, and its one-, three- and five-year periods ended May 31 from Lipper and performance information as of June 30, 2009 from management. On a quarterly basis, the Board monitors and reviews various materials presented and prepared by management, including but not limited to the Portfolios' overall performance and each Subadviser's performance within a Portfolio, and management makes particular note of Portfolios that may require closer monitoring or potential corrective action by the Board.

As part of its review of the Portfolios' fees and expenses and performance, the Board considered the following expense and performance information provided by Lipper and management in making its determinations. The Board considered management's discussion of the Trust's multi-manager subadvisory management structure and its explanation that the structure results in increased advisory/subadvisory fees to the Portfolio but that it promotes greater performance consistency within the Portfolio's investment objective/strategy.

•  Allocation Balanced Portfolio (subadvised by Ibbotson). The Board considered that the Portfolio's actual advisory fees were below the median of its Expense Group/Universe and that its total expenses were above the median of its Expense Group/Universe. The Board considered that the Portfolio's subadvisory fees were at the median of its Subadvisor Expense Universe.

SEASONS SERIES TRUST
APPROVAL OF ADVISORY CONTRACTS — (unaudited) (continued)

The Board considered that the Portfolio outperformed the Lipper VUF Mixed-Asset Target Allocation-Moderate Index and was at or above the median of its Performance Group/Universe for the one- and three-year periods. The Board concluded that the Portfolio's performance was satisfactory in light of management's discussion and all other factors considered.

•  Allocation Growth Portfolio (subadvised by Ibbotson). The Board considered that the Portfolio's actual advisory fees were below the median of its Expense Group/Universe and that its total expenses were above the median of its Expense Group/Universe. The Board considered that there were too few funds in the Portfolio's Subadvisor Expense Group/Universe to provide a meaningful comparison.

The Board considered that the Portfolio slightly outperformed the Lipper VUF Multi-Cap Core Index for the one- and three-year periods and that it slightly outperformed the Performance Universe for the three-year period and slightly underperformed for the one-year period. In addition, the Board considered that there were too few comparable funds in the Portfolio's Performance Group to provide a meaningful comparison. The Board concluded that the Portfolio's performance was satisfactory in light of all factors considered.

•  Allocation Moderate Portfolio (subadvised by Ibbotson). The Board considered that the Portfolio's actual advisory fees were below the median of its Expense Group/Universe and that its total expenses were above the median of its Expense Group/Universe. The Board considered that the Portfolio's subadvisory fees were above the median of its Performance Universe.

The Board considered that the Portfolio underperformed the Lipper VUF Mixed-Asset Target Allocation-Growth Index for the one- and three-year periods and outperformed the median of the Performance Group/Universe for the one- and three-year periods. The Board concluded that the Portfolio's performance was satisfactory in light of management's discussion and all other factors considered.

•  Allocation Moderate Growth Portfolio (subadvised by Ibbotson). The Board considered that the Portfolio's actual advisory fees were below the median of its Expense Group/Universe and that its total expenses were above the median of its Expense Group/Universe. The Board considered that there were too few funds in the Portfolio's Subadvisor Expense Group/Universe to provide a meaningful comparison.

The Board considered that the Portfolio outperformed the Lipper VUF Multi-Cap Core Index and the median of its Performance Group/Universe for the one- and three-year periods. The Board concluded that the Portfolio's performance was satisfactory in light of management's discussion and all other factors considered.

•  Asset Allocation: Diversified Growth Portfolio (subadvised by Putnam). The Board considered that the Portfolio's actual advisory fees and total expenses were above the median of its Expense Group/Universe. The Board considered SunAmerica's agreement to waive 10 basis points of its advisory fee. In addition, the Board considered that the Portfolio's subadvisory fees were above the median of its Subadvisor Expense Group/Universe. The Board considered management's report that the Portfolio is not available on a stand-alone basis and is only offered through the "Strategies" offered through the insurance product.

The Board considered that the Portfolio underperformed the Lipper VUF Multi-Asset Target Allocation-Growth Index and was below the median of its Performance Universe for the one-, three- and five-year periods. It also noted that the Portfolio was below the median of its Performance Group for the one-year period but at or above the median for the three- and five-year periods. The Board considered that management has subjected this Portfolio to a heightened degree of monitoring due to its performance issues. The Board concluded that the Portfolio's performance was satisfactory in light of management's discussion and all other factors considered.

•  Cash Management Portfolio (subadvised by CMA). The Board considered that the Portfolio's actual advisory fees were at the median of its Expense Group and above the median of its Expense Universe and that the Portfolio's total expenses were slightly below the median of its Expense Group/Universe. In addition, the Board noted that the Portfolio's subadvisory fees were above the median of its Subadvisor Expense Universe.

SEASONS SERIES TRUST
APPROVAL OF ADVISORY CONTRACTS — (unaudited) (continued)

The Board considered that the Portfolio underperformed the Lipper VUF Money Market Index and the median of its Performance Group/Universe for the one-, three- and five-year periods. The Board also took into account management's discussion of the Portfolio's performance and changes made to the subadviser's portfolio management team within the past two years and concluded that Management was addressing the Portfolio's performance.

•  Diversified Fixed Income Portfolio (advised/subadvised by AIGGIC, SunAmerica and Wellington). The Board considered that the Portfolio's actual advisory fees were above the median of its Expense Group/Universe. The Board also considered that the Portfolio's total expenses were above the median of its Expense Group and below the median of its Expense Universe. In addition, the Board noted that the Portfolio's aggregate subadvisory fees were below the median of its Subadvisor Expense Universe.

The Board considered that the Portfolio's performance outperformed the Lipper VUF Corporate-A Index and the median of its Performance Universe for the one-, three- and five-year periods and that the Portfolio was above the median of its Performance Group for the one- and three-year periods but below the median for the five-year period. The Board considered that the Portfolio is managed by multiple subadvisers and that one subadivser has been subjected to heightened monitoring by management due to performance issues. The Board concluded that the Portfolio's performance was satisfactory in light of management's discussion and all other factors considered.

•  Focus Growth Portfolio (advised/subadvised by SunAmerica, Janus and Marsico). The Board considered that the Portfolio's actual advisory fees and total expenses were above the median of its Expense Group/Universe. The Board also considered that the Portfolio's aggregate subadvisory fees were below the median of the Subadvisor Expense Universe.

The Board considered that the Portfolio underperformed the Lipper VUF Multi-Cap Growth Index and the median of its Performance Group/Universe for the one-, three- and five-year periods. The Board considered that the Portfolio has multiple subadvisers and that two subadivsers have been subjected to heightened monitoring by management due to performance or other issues. The Board concluded that the Portfolio's performance was satisfactory in light of management's discussion and all other factors considered.

•  Focus Growth and Income Portfolio (advised/subadvised by SunAmerica, Marsico and Thornburg). The Board considered that the Portfolio's actual advisory fees and total expenses were above the median of its Expense Group/Universe. The Board also considered that each Subadviser's subadvisory fees were below the median of the Subadvisor Expense Group/Universe.

The Board considered that the Portfolio underperformed the Lipper VUF Large Cap Core Index for the one-, three- and five-year periods. It was noted that the Portfolio was above the median of its Performance Group for the one- and three- year periods but below the median for the five-year period and that the Portfolio was above the median of its Performance Universe for three-year period but below the median for the one- and five-year periods. The Board considered management's discussion of each Subadviser's performance and concluded that the Portfolio's performance has been satisfactory in light of all factors considered.

•  Focus TechNet Portfolio (advised/subadvised by SunAmerica, BAMCO and RCM Capital). The Board considered that the Portfolio's actual advisory fees and total expenses were above the median of its Expense Group/Universe. In addition, the Board noted that the Portfolio's aggregate subadvisory fees were below the median of its Subadvisor Expense Universe. The Board also considered that SunAmerica agreed to waive 0.15% of its advisory fee beginning in 2007 and has voluntarily capped Portfolio expenses at 1.75% for Class 3 shares.

The Board considered that the Portfolio underperformed the Lipper VUF Science & Technology Index and was below the median of its Performance Universe for the one-, three- and five-year periods and that the Portfolio was above the median of its Performance Group for the one- and five-year periods but below the median for the three-year period. The Board considered that the Portfolio has multiple subadvisers and that one subadivser has been subjected to heightened monitoring by management due to performance. The Board concluded that the Portfolio's performance has been satisfactory in light of all factors considered.

SEASONS SERIES TRUST
APPROVAL OF ADVISORY CONTRACTS — (unaudited) (continued)

•  Focus Value Portfolio (subadvised by J.P. Morgan, Northern Trust and Third Avenue). The Board considered that the Portfolio's actual advisory fees and total expenses were above the median of its Expense Group/Universe. In addition, the Board noted that the Portfolio's aggregate subadvisory fees were at the median of its Subadvisor Expense Group/Universe.

The Board considered that Portfolio outperformed the Lipper Multi-Cap Value Index and was above the median of its Performance Group/Universe for the one-, three- and five-year periods. The Board concluded that the Portfolio's performance has been satisfactory in light of all factors considered.

•  International Equity Portfolio (subadvised by AIGGIC, Janus and Lord Abbett). The Board considered that the Portfolio's actual advisory fees and total expenses were above the median of its Expense Group/Expense Universe. In addition, the Board noted that the Portfolio's aggregate subadvisory fees were slightly below the median of its Subadvisor Expense Group/Universe.

The Board considered that the Portfolio outperformed the Lipper VUF International Core Index and was at or above the median of its Performance Group/Universe for the one-year period but underperformed such Index and was below the median of its Performance Group/Universe for the three- and five-year periods. The Board took into account management's discussion of each Subadviser's performance, the recent change of subadviser, and management's monitoring efforts and concluded that the Portfolio's performance was being addressed.

•  Large Cap Composite Portfolio (advised/subadvised by AIGGIC, SunAmerica and T. Rowe Price). The Board considered that the Portfolio's actual advisory fees and total expenses were above the median of its Expense Group/Universe. In addition, the Board noted that the Portfolio's aggregate subadvisory fees were below the median of its Subadvisor Expense Group/Universe. The Board also considered that management has voluntarily capped the Portfolio's expenses at 1.35% for Class 3 shares.

The Board considered that the Portfolio underperformed the Lipper VUF Large Cap Core Index and was below the median of its Performance Group for the one-, three- and five-year periods. In addition, the Board considered that the Portfolio was above the median of its Performance Universe for the three-year period but below the median for the one- and five-year periods. The Board took into account management's discussion of each Subadviser's performance and management's monitoring efforts and concluded that the Portfolio's performance was being addressed.

•  Large Cap Growth Portfolio (subadvised by AIGGIC, GSAM and Janus). The Board considered that the Portfolio's actual advisory fees above the median of its Expense Group/Universe and its total expenses were above the median of its Expense Group and at the median of its Expense Universe. In addition, the Board noted that the Portfolio's aggregate subadvisory fees, including Janus' proposed lower fee rate, were below the median of its Subadvisor Expense Group and at the median of its Subadvisory Expense Universe.

The Board considered that the Portfolio underperformed the Lipper VUF Large Cap Growth Index and was below the median of its Performance Group/Universe for the one-year period but outperformed the Index and was above the median for the three- and five-year periods. The Board concluded that the Portfolio's performance has been satisfactory in light of all factors considered.

•  Large Cap Value Portfolio (subadvised by AIGGIC, T. Rowe Price and Wellington). The Board considered that the Portfolio's actual advisory fees and total expenses were above the median of its Expense Group/Universe. In addition, the Board noted that the Portfolio's aggregate subadvisory fees were below the median of its Subadvisor Expense Group/Universe.

The Board considered that the Portfolio outperformed the Lipper VUF Large Cap Value Index and was above the median of its Performance Group/Universe for the one-, three- and five-year periods. The Board considered that the Portfolio has multiple subadvisers and that one subadviser has been subjected to heightened monitoring by management due to performance issues. The Board concluded that the Portfolio's performance has been satisfactory in light of all factors considered.

SEASONS SERIES TRUST
APPROVAL OF ADVISORY CONTRACTS — (unaudited) (continued)

•  Mid Cap Growth Portfolio (subadvised by AIGGIC, T. Rowe Price and Wellington). The Board considered that the Portfolio's actual advisory fees and total expenses were above the median of its Expense Group/Universe. In addition, the Board noted that the Portfolio's aggregate subadvisory fees were below the median of its Subadvisor Expense Group/Universe.

Management reported that the Portfolio underperformed the Lipper VUF Mid-Cap Growth Index for the one-, three- and five-year periods but was above the median of its Performance Group/Universe for the same periods. The Board concluded that the Portfolio's performance has been satisfactory in light of all factors considered.

•  Mid Cap Value Portfolio (subadvised by AIGGIC, GSAM and Lord Abbett). The Board considered that the Portfolio's actual advisory fees were above the median of its Expense Group/Universe and that its total expenses were above the median of its Expense Group and below the median of its Expense Universe. In addition, the Board noted that the Portfolio's aggregate subadvisory fees were below the median of its Subadvisor Expense Group/Universe.

The Board considered that the Portfolio underperformed the Lipper VUF Mid-Cap Value Index and was below the median of its Performance Universe for the one- and three-year periods but outperformed the Index and was above the median for the five-year period. The Board also considered that the Portfolio was blow the median of its Performance Group for the one-, three- and five-year periods. The Board considered that the Portfolio has multiple subadvisers and that one subadviser has been subjected to heightened monitoring by management due to performance. The Board concluded that the Portfolio's performance has been satisfactory in light of all factors considered.

•  Multi-Managed Growth Portfolio (components advised/subadvised by Janus, SunAmerica, Lord Abbett and Wellington). The Board considered that the Portfolio's actual advisory fees and total expenses were above the median of its Expense Group/Universe. In addition, the Board noted that the Portfolio's aggregate subadvisory fees were below the median of its Subadvisor Expense Group/Universe. The Board considered management's report that the Portfolio is not available on a stand-alone basis, and that, as a multi-fund strategy, its costs reflect the additional expenses of multi-manager asset allocation and administration.

The Board considered that the Portfolio outperformed the Lipper VUF Multi-Cap Growth Index and was above the median of its Performance Group/Universe for the one-, three- and five-year periods. The Board considered that the Portfolio has multiple subadvisers and that one subadviser has been subjected to heightened monitoring by management due to performance. The Board concluded that the Portfolio's performance has been satisfactory in light of all factors considered.

•  Multi-Managed Income Portfolio (components advised/subadvised by Janus, SunAmerica, Lord Abbett and Wellington). The Board considered that the Portfolio's actual advisory fees and total expense were above the median of its Expense Group/Universe. In addition, the Board noted that the Portfolio's aggregate subadvisory fees were below the median of its Subadvisor Expense Universe. The Board considered management's report that the Portfolio is not available on a stand-alone basis, and that, as a multi-fund strategy, its costs reflect the additional expenses of multi-manager asset allocation and administration.

The Board considered that the Portfolio outperformed the Lipper Multi-Asset Target Allocation Conservative Index and the median of its Performance Group/Universe for the one-, three- and five-year periods. The Board considered that the Portfolio has multiple subadvisers and that one subadviser has been subjected to heightened monitoring by management due to performance. The Board considered management's report on each Subadviser's performance and their continuing monitoring efforts and concluded that the Portfolio's performance has been satisfactory in light of all factors considered.

•  Multi-Managed Income/Equity Portfolio (components advised/subadvised by Janus, SunAmerica, Lord Abbett and Wellington). The Board considered that the Portfolio's actual advisory fees and total expenses were above the median of its Expense Group/Universe. In addition, the Board noted that the Portfolio's aggregate subadvisory fees were below the median of its Subadvisor Expense Universe. The Board considered management's report that the Portfolio is not available on a stand-alone basis, and that, as a multi-fund strategy, its costs reflect the additional expenses of multi-manager asset allocation and administration.

SEASONS SERIES TRUST
APPROVAL OF ADVISORY CONTRACTS — (unaudited) (continued)

The Board considered that the Portfolio outperformed the Lipper VUF Multi-Asset Target Allocation-Conservative Index and was above the median of its Performance Group/Universe for the one-, three and five-year periods. The Board considered that the Portfolio has multiple subadvisers and that one subadviser has been subjected to heightened monitoring by management due to performance. The Board considered management's discussions and concluded that the Portfolio's performance was satisfactory.

•  Multi-Managed Moderate Growth Portfolio (components advised/subadvised by SunAmerica, Lord Abbett, Janus and Wellington). The Board considered that the Portfolio's actual advisory fees and total expenses were above the median of its Expense Group/Universe. In addition, the Board noted that the Portfolio's aggregate subadvisory fees were below the median of its Subadvisor Expense Universe. The Board considered management's report that the Portfolio is not available on a stand-alone basis, and that, as a multi-fund strategy, its costs reflect the additional expenses of multi-manager asset allocation and administration.

The Board considered that the Portfolio outperformed the Lipper VUF Multi-Asset Target Allocation-Moderate Index and was above the median of its Performance Group/Universe for the one-, three- and five-year periods. The Board considered that the Portfolio has multiple subadvisers and that one subadviser has been subjected to heightened monitoring by management due to performance. The Board considered management's discussions and concluded that the Portfolio's performance was satisfactory.

•  Small Cap Portfolio (advised/subadvised by AIGGIC, SunAmerica and ClearBridge Advisors LLC). The Board considered that the Portfolio's actual advisory fees were above the median of its Expense Group/Universe and that the Portfolio's total expenses were above the median of its Expense Group but slightly below the median of its Expense Universe. The Board additionally noted that the Portfolio's aggregate subadvisory fees were below the median of its Subadvisor Expense Group/Universe.

The Board considered that the Portfolio outperformed the Lipper VUF Small Cap Core Index and was above the median of its Performance Group/Universe for the one-year period and underperformed the Index and was below the median for the three- and five-year periods. The Board considered management's discussion of the Portfolio's poor one-year performance results and management's continued monitoring of each Subadviser's performance. The Board concluded that management is addressing the Portfolio's performance.

•  Stock Portfolio (subadvised by T. Rowe Price). The Board considered that the Portfolio's actual advisory fees and total expenses were above the median of its Expense Group/Universe. In addition, the Board noted that the Portfolio's subadvisory fees were above the median of its Subadvisor Expense Group/Universe. The Board considered management's report that the Portfolio is not available on a stand-alone basis and is only offered through the "Strategies" offered through the insurance product.

The Board considered that the Portfolio slightly underperformed the Lipper VUF Large Cap Growth Index for the one- and three-year periods and outperformed the Index in the five-year period. It also considered that the Portfolio was above the median of its Performance Universe for the one-, three- and five-year periods and was above the median of its Performance Group for the one-and five-year periods but below such median for the three-year period. The Board concluded that the Portfolio's performance has been satisfactory in light of all factors considered.

•  Strategic Fixed Income Portfolio (subadvised by AIGGIC, Franklin and Western Asset). The Board considered that the Portfolio's actual advisory fees and total expenses were above the median of its Expense Group/Expense Universe. In addition, the Board noted that the Portfolio's aggregate subadvisory fees were at the median of its Subadvisor Expense Group and above the median of its Subadvisor Expense Universe.

Management reported that the Portfolio underperformed the Lipper VUF General Bond Index and was at or below the median of its Performance Group/Universe for the one- and three-year periods. The Board considered management's discussion of the Portfolio's performance, management's continued monitoring of each Subadviser's performance, and potential changes to the Portfolio to be presented to the Board by the end of the 2009. The Board concluded that management is addressing the Portfolio's performance.

SEASONS SERIES TRUST
APPROVAL OF ADVISORY CONTRACTS — (unaudited) (continued)

Cost of Services & Benefits Derived. With respect to indirect costs and benefits, the Board was informed, based on management's judgment, that any indirect costs incurred by SunAmerica in connection with rendering investment advisory services to the Trust were inconsequential to the analysis of the adequacy of the advisory fees, and that any collateral benefits derived as a result of providing advisory services to the Trust were de minimis and did not impact upon the reasonableness of the advisory fee. The Board considered that SunAmerica is paid an administrative services fee of up to 0.04% of the average daily net asset value of the Trust's Portfolios pursuant to an arrangement between SunAmerica and certain affiliated life insurance companies (the "Life Companies").

In connection with benefits derived from the Trust, the Board considered the Life Companies may benefit as a result of their direct ownership of the Portfolios' shares, which amounts may be material. It was noted that in calculating their corporate income tax liability as insurance companies, the Life Companies, as corporate mutual fund shareholders, may exclude a portion of the ordinary dividends paid by underlying U.S. equities in the Portfolios to the same extent the Portfolios receive certain dividends with respect to shares of stock issued by domestic corporations, subject to applicable tax laws and regulations. In addition, the Life Companies may also rely on foreign tax credits with respect to certain tax credits with respect to certain foreign securities held in applicable Portfolios. Finally, the Board considered that the Life Companies receive financial support from SunAmerica and certain Subadvisers for distribution-related activities, including support to help offset costs for training (including training of registered representatives of SunAmerica Capital Services, Inc. to support sales of the Portfolios and corresponding annuities).

The Board concluded that any benefits that SunAmerica and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Portfolios were not unreasonable.

Profitability and Economies of Scale. The Board received information related to SunAmerica's profitability with respect to the services it provides to the Trust's Portfolios. The profitability analysis reflected the relationship between SunAmerica and SunAmerica Life Assurance Company ("SALAC") that provides that SAAMCo contribute to SALAC, its profits earned through its management role to the Trust. The Board also considered that SunAmerica has entered into agreements with First SunAmerica Life Insurance Company ("FSLIC") wherein SunAmerica pays FSLIC a fee to perform certain administrative services for the benefit of certain variable annuity contract owners. The Board determined that the profitability to SunAmerica in connection with its relationship to the Trust was reasonable.

It was noted that the subadvisory fees paid pursuant to the Subadvisory Agreements are paid by SunAmerica out of the advisory fees that it receives under the Advisory Agreement. The Trustees also relied on the ability of SunAmerica to negotiate the Subadvisory Agreements and the fees thereunder at arm's length. The Board determined that the profitability to each Subadviser in connection with its relationship with the respective Portfolios is therefore not a material factor in their consideration of the Subadvisory Agreements.

The Board also received and considered information regarding the ability of the Portfolios to achieve economies of scale. It was noted that the advisory fees of nearly all Portfolios contain breakpoints that will reduce the fees paid by a Portfolio as its assets increase. The Board also considered that SunAmerica has voluntarily agreed to waive fees in certain instances, which was noted earlier in the discussion of fees. It was noted that as a result of being part of a complex of mutual funds advised or administered by SunAmerica, the Trust is able to share common resources and may share certain expenses, which could result in the Portfolio experiencing lower expenses than they otherwise would achieve if the Trust was a stand-alone entity. The Board considered that management believed that the Portfolios' existing fee schedules and the fee schedules for those Portfolios which management proposed breakpoints, reductions or waivers reflect the economics of scale inherent in providing investment advice to a Portfolio in its particular asset category and asset size. The Board concluded that any potential economies of scale are currently being shared between the Trust and SunAmerica in an appropriate manner.

The Board considered that certain Subadvisory Agreements also contain breakpoints in the fee schedules, however, since SunAmerica, and not the Trust, is responsible for the payment of the fees pursuant to the Subadvisory Agreements, the Trust does not directly benefit from any reduction in subadvisory fee rates. For similar reasons as stated above with respect to the Subadvisers' profitability and the costs of their providing services, the Board concluded that the potential for economies of scale in the Subadvisers' management of the Portfolios are not a material factor in its consideration at this time.

SEASONS SERIES TRUST
APPROVAL OF ADVISORY CONTRACTS — (unaudited) (continued)

Terms of Advisory Contracts. The Board, including the Independent Trustees, reviewed the terms of the Advisory Contracts including the duties and responsibilities undertaken by SunAmerica and the Subadvisers as discussed above. The Board considered that SunAmerica pays all of its own expenses in connection with the performance of its duties, as well as the salaries, fees and expenses of the Trustees and any officers of the Trust who are employees of SunAmerica. The Board also reviewed the terms of payment for services rendered and noted that SunAmerica compensates the Subadvisers out of the fees it receives from the Trust. The Board noted that each Subadvisory Agreement provides that the Subadviser will pay all of its own expenses in connection with the performance of its duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. The Board also considered the other terms and conditions of the Advisory Contracts.

Compliance. The Board reviewed SunAmerica's and each Subadviser's compliance and regulatory history, including information whether any were involved in any regulatory actions or investigations. It was noted that SunAmerica had implemented new policies and procedures over the course of the year, reviewed and enhanced its compliance monitoring procedures, and continued to test the efficacy of its policies and procedures. The Board concluded that there was no information provided that would have a material adverse effect on SunAmerica's or the Sub-advisers' ability to provide services to the Trusts.

Conclusions. In reaching its decision to recommend the renewal of the Advisory Contracts, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Trustee attributes different weight to the various factors. Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that SunAmerica and the Subadvisers possess the capability and resources to perform the duties required of it under their respective Advisory Contracts.

Further, based upon its review of the Advisory Contracts, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that: (1) the terms of the Advisory Contracts are reasonable, fair and in the best interest of the Portfolios and their shareholders, and (2) the advisory fee rates and subadvisory fee rates are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

SEASONS SERIES TRUST
Supplement to the Prospectus dated July 27, 2009

Diversified Fixed Income Portfolio and International Equity Portfolio

On September 5, 2009, American International Group, Inc. ("AIG") entered into an agreement to sell a portion of its investment advisory and asset management business (the "Transaction") to Bridge Partners, L.P. ("Bridge Partners"), a partnership formed by Pacific Century Group, a Hong Kong-based private investment firm. The entities being sold include AIG's existing licensed investment adviser companies that manage investments of institutional and retail clients across a variety of strategies, including private equity, hedge fund of funds, listed equity and certain fixed income investment management businesses, including AIG Global Investment Corp. ("AIGGIC"), the subadviser to a portion of each of the Diversified Fixed Income Portfolio and the International Equity Portfolio (each a "Portfolio" and together the "Portfolios"). Prior to the closing of the Transaction, AIGGIC will be merged with and into a Delaware limited liability company (the surviving entity, PineBridge Investments LLC, being referred to herein as "PineBridge"). As part of the Transaction, AIG will cause the indirect transfer of PineBridge to Bridge Partners. PineBridge, as successor to AIGGIC, will remain a registered investment adviser pursuant to the Investment Advisers Act of 1940. The Transaction is expected to close in December 2009, and is subject to the receipt of the requisite regulatory approvals and the satisfaction of other conditions to closing. Upon the closing of the Transaction, the existing subadvisory agreement between SunAmerica Asset Management Corp. ("SAAMCo"), each Portfolio's investment adviser, and AIGGIC will terminate.

In advance of the termination of the existing subadvisory agreement with AIGGIC, the Board of Trustees (the "Board") of Seasons Series Trust ("Seasons") held a meeting on November 5, 2009, wherein they approved a subadvisory agreement whereby PineBridge, as the successor to AIGGIC, will serve as subadviser to a portion of each Portfolio and PineBridge (the "PineBridge Subadvisory Agreement"), subject to approval by each Portfolio's shareholders.

The Board also approved an interim subadvisory agreement between SAAMCo and PineBridge (the "Interim PineBridge Subadvisory Agreement") that will go into effect upon the closing of the Transaction, and will remain in effect for 150 days from its effective date or until the PineBridge Subadvisory Agreement is approved by shareholders, whichever is earlier. The Portfolios will convene a special meeting of shareholders, expected to take place on or about March 16, 2010, for the purpose of approving the PineBridge Subadvisory Agreement. Shareholders of record as of December 31, 2009 will receive proxy materials describing the PineBridge Subadvisory Agreement in greater detail.

Effective December 1, 2009, all references to James O. Kurtz as a portfolio manager of the Diversified Fixed Income Portfolio and International Equity Portfolio are deleted in their entirety. Michael Kelly and Timothy Campion will continue to manage the passively-managed portions of both Portfolios.

Multi-Managed Growth Portfolio, Multi-Managed Moderate Growth Portfolio, Multi-Managed Income/Equity Portfolio and Multi-Managed Income Portfolio (the "Multi-Managed Portfolios")

On November 5, 2009, the Board of Seasons approved a subadvisory agreement between SAAMCo and PineBridge with respect to the fixed income portion of the Balanced Component of the Multi-Managed Portfolios, subject to the approval by each Multi-Managed Portfolio's shareholders. Each Multi-Managed Portfolio will convene a special meeting of shareholders expected to take place on or about March 16, 2010 for the purpose of approving the Subadvisory Agreement in greater detail.

SAAMCo is the adviser to the Fixed Income portion of the Balanced Component of each Multi-Managed Portfolio. If shareholders of each Multi-Managed Portfolio approve the Subadvisory Agreement, it is expected that the same portfolio managers currently employed by SAAMCo would continue to manage each Multi-Managed Portfolio as employees of PineBridge. For additional information about the portfolio managers of each Multi-Managed Portfolio, please see the Prospectus and Statement of Additional Information.

*Not Part of Financial Statements*

SEASONS SERIES TRUST
Supplement to the Prospectus dated July 27, 2009 — (continued)

Large Cap Value Portfolio, Large Cap Growth Portfolio, Large Cap Composite Portfolio, Mid Cap Growth Portfolio, Mid Cap Value Portfolio and Small Cap Portfolio (the "Portfolios")

At the meeting on November 5, 2009, the Board of Seasons approved the termination of AIGGIC as the subadviser of passively-managed portion of the Portfolios. Effective on or about December 1, 2009, SAAMCo, the investment adviser of each of the Portfolios, will assume management responsibilities of the passively-managed portions of each Portfolio. The actively-managed portion of each of the Portfolios will continue to be managed by the current subadvisers.

Effective December 1, 2009, all references to AIGGIC as the subadviser of the passively-managed portions of the Portfolios are deleted in their entirety. In addition, effective December 1, 2009, in the section titled "Management – Investment Adviser and Manager – SunAmerica Asset Management Corp.," the following disclosure is added to reflect SAAMCo's management of the passively-managed portion of the Portfolios:

The Large Cap Composite Portfolio, Large Cap Growth Portfolio, Large Cap Value Portfolio, Mid Cap Growth Portfolio, Mid Cap Value Portfolio and Small Cap Portfolio are managed by James O. Kurtz. Mr. Kurtz, Vice President and Portfolio Manager, joined SAAMCo in December 2009. Prior to joining SAAMCo, Mr. Kurtz was a Senior Portfolio Manager with AIG Global Investment Corp. since 2001. Mr. Kurtz is responsible for the management and trading of the wide variety of domestic equity index funds managed by SAAMCo.

Strategic Fixed Income Portfolio

At the meeting on November 5, 2009, the Board of Seasons approved the termination of AIGGIC as the subadviser of the high-yield portion of the Strategic Fixed Income Portfolio and appointed Wellington Management Corp. ("Wellington Management") as the subadviser of the Portfolio, pursuant to an amendment to the existing subadvisory agreement between SAAMCo and Wellington Management (the "Wellington Subadvisory Agreement"). Wellington Management will assume management of the high-yield portion of the Strategic Fixed Income Portfolio on December 1, 2009. Franklin Advisers, Inc. ("Franklin") and Western Asset Management Company ("Western") will continue to serve as subadvisers of the Portfolio through the date noted below.

With respect to the Wellington Subadvisory Agreement, SAAMCo has received an exemptive order from the Securities and Exchange Commission that permits SAAMCo, subject to certain conditions, to enter into agreements with unaffiliated subadvisers approved by the Board of Seasons without obtaining shareholder approval. As required by the exemptive order, an information statement will be mailed to the Portfolio's shareholders within 60 days of the effective date of the Wellington Subadvisory Agreement. The effective date of the Wellington Subadvisory Agreement will be December 1, 2009.

Effective December 1, 2009, in the section titled "Management – Information about the Subadvisers – Wellington Management Company, LLP," the following disclosure is added to reflect Wellington's management of the Strategic Fixed Income Portfolio:

Christopher A. Jones is a Vice President and Fixed Income Portfolio Manager of Wellington Management. Mr. Jones joined Wellington Management as an investment professional in 1994. He holds the Chartered Financial Analyst designation.

In addition, the Board of Seasons approved certain changes to the Portfolio's investment policies. Effective on or about January 19, 2010, the Portfolio will change its investment objective to "total return that equals or exceeds the rate of inflation over the long term, consistent with prudent investment management." At the same time, the Portfolio will change its investment strategy to investing primarily in domestic and foreign inflation protected debt securities and the Portfolio will change its name to the "Real Return Portfolio." Effective upon these changes, Wellington will assume management of the entire Portfolio, and the subadvisory agreements with each of Franklin and Western will be terminated with respect to the Portfolio. Shareholders of the Portfolio will receive a separate notice providing more information about the changes to the Portfolio's investment policies.

*Not Part of Financial Statements*

SEASONS SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust's Portfolios which is available in the Trust's Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how Seasons Series Trust Portfolios voted proxies related to securities held in Seasons Series Trust Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Trust's Forms N-Q are available on the U.S. Securities and Exchange Commission's website at www.sec.gov. You can also review and obtain copies of the Forms N-Q at the U.S. Securities and Exchange Commission's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

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Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407)(as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Seasons Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President
Date: December 8, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President
Date: December 8, 2009

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer
Date: December 8, 2009